UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811- 07725

SEASONS SERIES TRUST
(Exact name of registrant as specified in charter)

1 SunAmerica Center Los Angeles, CA		90067-6022
(Address of principal executive offices)		(Zip code)

John T. Genoy Senior Vice President AIG SunAmerica Asset Management Corp. Harborside Financial Center, 3200 Plaza 5 Jersey City, NJ 07311
(Name and address of agent for service)

Registrant's telephone number, including area code:		(201) 324-6414

Date of fiscal year end:	March 31

Date of reporting period:	December 31, 2007

Item 1. Schedule of Investments.

SEASONS SERIES TRUST

MULTI-MANAGED GROWTH PORTFOLIO

Portfolio of Investments — December 31, 2007

(unaudited)

Security Description	Shares/Principal Amount(16)	Value (Note 1)
COMMON STOCK — 68.5%
Aerospace/Defense — 0.5%
Boeing Co.	2,900	$253,634
General Dynamics Corp.	1,700	151,283
Lockheed Martin Corp.	2,000	210,520
Raytheon Co.	3,500	212,450
		827,887
Aerospace/Defense-Equipment — 0.2%
United Technologies Corp.	3,900	298,506
Agricultural Chemicals — 6.4%
Monsanto Co.	26,120	2,917,343
Potash Corp. of Saskatchewan, Inc.	42,070	6,056,397
Syngenta AG	4,884	1,239,194
		10,212,934
Agricultural Operations — 1.2%
Archer-Daniels-Midland Co.	7,300	338,939
Bunge, Ltd.	13,765	1,602,384
		1,941,323
Apparel Manufacturers — 0.2%
Coach, Inc.†	2,200	67,276
Hartmarx Corp.†	64,200	218,922
Polo Ralph Lauren Corp.	300	18,537
		304,735
Applications Software — 0.2%
Microsoft Corp.	10,100	359,560
Audio/Video Products — 0.7%
Sony Corp. ADR	19,825	1,076,497
Banks-Commercial — 0.0%
Marshall & Ilsley Corp.	1,398	37,019
Banks-Fiduciary — 0.2%
The Bank of New York Mellon Corp.	7,347	358,240
Banks-Super Regional — 1.2%
Bank of America Corp.	4,100	169,166
PNC Financial Services Group, Inc.	3,400	223,210
SunTrust Banks, Inc.	1,300	81,237
US Bancorp	3,600	114,264
Wachovia Corp.	1,400	53,242
Wells Fargo & Co.	43,515	1,313,718
		1,954,837
Beverages-Non-alcoholic — 0.5%
PepsiCo, Inc.	3,600	273,240
The Coca-Cola Co.	7,400	454,138
		727,378
Beverages-Wine/Spirits — 0.1%
Diageo PLC ADR	1,300	111,579
Brewery — 0.1%
Anheuser-Busch Cos., Inc.	1,700	88,978
Building-Heavy Construction — 0.3%
Granite Construction, Inc.	13,700	495,666
Cable TV — 0.0%
Comcast Corp., Special Class A†	2,400	43,488
Casino Hotel — 0.6%
Boyd Gaming Corp.	30,490	1,038,794
Commercial Services — 0.8%
AerCap Holdings NV†	17,000	354,790
TeleTech Holdings, Inc.†	20,000	425,400
The Providence Service Corp.†	15,100	424,914
		1,205,104
Commercial Services-Finance — 1.5%
Euronet Worldwide, Inc.†	17,800	534,000
Global Cash Access Holdings, Inc.†	61,800	374,508
Heartland Payment Systems, Inc.	17,666	473,449
Jackson Hewitt Tax Service, Inc.	30,200	958,850
The Western Union Co.	2,800	67,984
		2,408,791
Computers — 8.7%
Apple, Inc.†	38,825	7,690,456
Hewlett-Packard Co.	7,300	368,504
International Business Machines Corp.	2,500	270,250
Research In Motion, Ltd.†	50,310	5,705,154
		14,034,364
Cosmetics & Toiletries — 0.6%
Colgate-Palmolive Co.	3,600	280,656
Procter & Gamble Co.	9,100	668,122
		948,778
Data Processing/Management — 0.3%
Global Payments, Inc.	4,300	200,036
MoneyGram International, Inc.	13,800	212,106
		412,142
Dental Supplies & Equipment — 0.3%
Sirona Dental Systems, Inc.†	14,000	468,720
Diagnostic Equipment — 0.2%
Home Diagnostics, Inc.†	34,300	280,231
Diversified Manufacturing Operations — 0.4%
General Electric Co.	11,900	441,133
Honeywell International, Inc.	2,500	153,925
		595,058
E-Commerce/Products — 0.3%
NutriSystem, Inc.†	20,700	558,486
Electric Products-Misc. — 0.1%
Emerson Electric Co.	3,500	198,310
Electric-Integrated — 0.6%
Dominion Resources, Inc.	5,100	241,995
FPL Group, Inc.	2,800	189,784
Northeast Utilities	3,500	109,585
PG&E Corp.	5,000	215,450
Progress Energy, Inc.	3,500	169,505
		926,319
Electronic Components-Semiconductors — 0.9%
Advanced Micro Devices, Inc.†	900	6,750
Intel Corp.	12,800	341,248
Microchip Technology, Inc.	25,600	804,352
Microsemi Corp.†	9,500	210,330
NVIDIA Corp.†	2,250	76,545
Texas Instruments, Inc.	2,400	80,160
		1,519,385
Electronic Forms — 0.1%
Adobe Systems, Inc.†	4,000	170,920
Electronic Measurement Instruments — 0.1%
Agilent Technologies, Inc.†	4,100	150,634

Enterprise Software/Service — 0.2%
Epicor Software Corp.†	15,400	181,412
Oracle Corp.†	9,400	212,252
		393,664
Entertainment Software — 0.7%
Activision, Inc.†	3,900	115,830
Electronic Arts, Inc.†	18,085	1,056,345
		1,172,175
Finance-Commercial — 0.1%
Cardtronics, Inc.†	14,600	147,606
Finance-Credit Card — 0.0%
American Express Co.	1,400	72,828
Finance-Investment Banker/Broker — 3.1%
Citigroup, Inc.	4,200	123,648
JPMorgan Chase & Co.	5,100	222,615
Lehman Brothers Holdings, Inc.	11,110	727,038
Merrill Lynch & Co., Inc.	12,510	671,537
Morgan Stanley	2,600	138,086
The Bear Stearns Cos., Inc.	8,275	730,269
The Goldman Sachs Group, Inc.	11,270	2,423,613
		5,036,806
Finance-Mortgage Loan/Banker — 0.1%
Fannie Mae	4,000	159,920
Food-Confectionery — 0.1%
WM Wrigley Jr. Co.	2,100	122,955
Food-Misc. — 0.4%
Campbell Soup Co.	4,300	153,639
Kellogg Co.	3,100	162,533
Kraft Foods, Inc., Class A	8,100	264,303
		580,475
Food-Retail — 0.1%
The Kroger Co.	3,300	88,143
Food-Wholesale/Distribution — 0.4%
Spartan Stores, Inc.	28,300	646,655
Footwear & Related Apparel — 0.2%
Steven Madden, Ltd.†	17,800	356,000
Independent Power Producer — 0.0%
Mirant Corp.†	24	936
Industrial Gases — 0.2%
Praxair, Inc.	3,100	275,001
Instruments-Scientific — 0.3%
FEI Co.†	18,400	456,872
Insurance Broker — 0.1%
AON Corp.	4,500	214,605
Insurance-Multi-line — 0.1%
Hartford Financial Services Group, Inc.	1,200	104,628
MetLife, Inc.	1,800	110,916
		215,544
Insurance-Property/Casualty — 0.0%
SAFECO Corp.	300	16,704
Internet Application Software — 0.3%
DealerTrack Holdings, Inc.†	13,400	448,498
Internet Content-Information/News — 0.2%
Harris Interactive, Inc.†	84,800	361,248
WebMD Health Corp., Class A†	100	4,107
		365,355
Internet Infrastructure Equipment — 0.3%
Avocent Corp.†	19,100	445,221
Internet Infrastructure Software — 0.3%
Akamai Technologies, Inc.†	16,015	554,119
Machinery-Construction & Mining — 0.0%
Caterpillar, Inc.	900	65,304
Machinery-General Industrial — 0.2%
Flow International Corp.†	35,400	329,928
Medical Instruments — 0.2%
Medtronic, Inc.	2,100	105,567
St. Jude Medical, Inc.†	4,300	174,752
		280,319
Medical Labs & Testing Services — 0.1%
Quest Diagnostics, Inc.	2,900	153,410
Medical Laser Systems — 0.2%
Cynosure, Inc. Class A†	11,000	291,060
Medical Products — 0.2%
Baxter International, Inc.	3,000	174,150
Johnson & Johnson	2,700	180,090
		354,240
Medical-Biomedical/Gene — 1.7%
Amgen, Inc.†	3,800	176,472
Celgene Corp.†	36,880	1,704,225
Genentech, Inc.†	10,120	678,748
Genzyme Corp.†	2,600	193,544
		2,752,989
Medical-Drugs — 1.8%
Abbott Laboratories	8,300	466,045
Bristol-Myers Squibb Co.	3,900	103,428
Eli Lilly & Co.	3,100	165,509
Merck & Co., Inc.	5,600	325,416
Pfizer, Inc.	5,400	122,742
Roche Holding AG	7,336	1,263,636
Schering-Plough Corp.	2,900	77,256
Sepracor, Inc.†	11,700	307,125
		2,831,157
Medical-Hospitals — 0.3%
Universal Health Services, Inc., Class B	8,900	455,680
Medical-Outpatient/Home Medical — 0.2%
Lincare Holdings, Inc.†	9,700	341,052
Metal Processors & Fabrication — 1.2%
Precision Castparts Corp.	14,375	1,993,812
Metal-Diversified — 0.0%
Freeport-McMoRan Copper & Gold, Inc.	402	41,181
Mining — 0.3%
Barrick Gold Corp.	9,700	407,885
Multimedia — 0.1%
The Walt Disney Co.	2,300	74,244
Time Warner, Inc.	3,500	57,785
		132,029

Networking Products — 0.8%
Anixter International, Inc.†	8,000	498,160
Cisco Systems, Inc.†	11,500	311,305
Polycom, Inc.†	15,600	433,368
		1,242,833
Oil Companies-Exploration & Production — 3.6%
Apache Corp.	8,835	950,116
Continental Resources, Inc.†	82,320	2,151,021
EOG Resources, Inc.	8,980	801,465
Occidental Petroleum Corp.	14,410	1,109,426
PetroHawk Energy Corp.†	7,200	124,632
Unit Corp.†	13,100	605,875
XTO Energy, Inc.	875	44,940
		5,787,475
Oil Companies-Integrated — 6.3%
Chevron Corp.	3,500	326,655
ConocoPhillips	37,790	3,336,857
ExxonMobil Corp.	6,900	646,461
Hess Corp.	27,540	2,777,685
Marathon Oil Corp.	200	12,172
Suncor Energy, Inc.	28,340	3,081,408
		10,181,238
Oil Field Machinery & Equipment — 0.4%
Complete Production Services, Inc.†	32,500	584,025
Oil Refining & Marketing — 0.6%
Valero Energy Corp.	14,440	1,011,233
Oil-Field Services — 0.6%
Baker Hughes, Inc.	1,700	137,870
Schlumberger, Ltd.	3,400	334,458
TETRA Technologies, Inc.†	33,500	521,595
		993,923
Optical Supplies — 1.0%
Alcon, Inc.	10,750	1,537,680
Pharmacy Services — 0.3%
Express Scripts, Inc.†	4,800	350,400
Medco Health Solutions, Inc.†	1,100	111,540
		461,940
Physical Therapy/Rehabilation Centers — 0.9%
Healthsouth Corp.†	9,900	207,900
Psychiatric Solutions, Inc.†	36,300	1,179,750
		1,387,650
Power Converter/Supply Equipment — 0.4%
PowerSecure International, Inc.†	51,900	700,650
Printing-Commercial — 0.4%
Cenveo, Inc.†	10,900	190,423
Consolidated Graphics, Inc.†	9,000	430,380
		620,803
Real Estate Management/Services — 0.2%
Grubb & Ellis Co.	55,600	356,396
Rental Auto/Equipment — 0.2%
RSC Holdings, Inc.†	21,100	264,805
Retail-Apparel/Shoe — 0.8%
Abercrombie & Fitch Co., Class A	16,705	1,335,899
Retail-Computer Equipment — 0.2%
GameStop Corp., Class A†	4,300	267,073
Retail-Consumer Electronics — 0.1%
Best Buy Co., Inc.	3,200	168,480
Retail-Discount — 0.3%
Citi Trends, Inc.†	20,100	310,344
Target Corp.	2,500	125,000
Wal-Mart Stores, Inc.	2,600	123,578
		558,922
Retail-Drug Store — 0.2%
CVS Caremark Corp.	8,600	341,850
Walgreen Co.	1,000	38,080
		379,930
Retail-Jewelry — 0.0%
Tiffany & Co.	400	18,412
Retail-Major Department Stores — 0.8%
J.C. Penney Co., Inc.	30,095	1,323,879
Retail-Petroleum Products — 0.5%
World Fuel Services Corp.	26,500	769,295
Retail-Regional Department Stores — 0.1%
Kohl’s Corp.†	3,100	141,980
Macy’s, Inc.	1,400	36,218
		178,198
Retail-Restaurants — 0.4%
McCormick & Schmick’s Seafood Restaurants, Inc.†	22,700	270,811
Morton’s Restaurant Group, Inc.†	40,600	378,798
		649,609
Semiconductor Equipment — 0.6%
Varian Semiconductor Equipment Associates, Inc.†	15,100	558,700
Veeco Instruments, Inc.†	20,000	334,000
		892,700
Semiconductors Components-Intergrated Circuits — 0.5%
Integrated Device Technology, Inc.†	71,000	803,010
Telecom Equipment-Fiber Optics — 0.1%
Corning, Inc.	7,500	179,925
Telecom Services — 0.8%
Consolidated Communications Holdings, Inc.	20,700	411,930
NeuStar, Inc.†	5,200	149,136
Time Warner Telecom, Inc., Class A†	32,565	660,744
		1,221,810
Telecommunication Equipment — 0.3%
Arris Group, Inc.†	45,200	451,096
Harris Corp.	900	56,412
		507,508
Telephone-Integrated — 0.4%
AT&T, Inc.	13,997	581,715
Sprint Nextel Corp.	2,000	26,260
Verizon Communications, Inc.	2,000	87,380
		695,355

Theater — 0.1%
Carmike Cinemas, Inc.	25,500	185,130
Therapeutics — 2.0%
Amylin Pharmaceuticals, Inc.†	1,800	66,600
Gilead Sciences, Inc.†	65,375	3,007,904
ImClone Systems, Inc.†	2,500	107,500
		3,182,004
Tobacco — 0.1%
Altria Group, Inc.	2,100	158,718
Transactional Software — 0.4%
VeriFone Holdings, Inc.†	25,000	581,250
Transport-Services — 0.4%
United Parcel Service, Inc., Class B	2,000	141,440
UTI Worldwide, Inc.	23,500	460,600
		602,040
Veterinary Diagnostics — 0.2%
Animal Health International, Inc.†	21,300	261,990
Web Portals/ISP — 1.8%
Google, Inc., Class A†	3,970	2,745,176
Yahoo!, Inc.†	3,000	69,780
		2,814,956
Wireless Equipment — 0.7%
Nokia Oyj ADR	9,500	364,705
QUALCOMM, Inc.	8,000	314,800
Radyne Corp.†	47,000	432,400
		1,111,905
Total Common Stock (cost $82,398,229)		109,933,440
PREFERRED STOCK — 0.1%
Banks-Money Center — 0.1%
Santander Finance Preferred SA 5.66%(1)	1,600	29,680
Banks-Super Regional — 0.0%
Wachovia Capital Trust IX 6.38%	650	12,968
Diversified Financial Services — 0.0%
General Electric Capital Corp. 8.00%(3)	1,000	22,500
Special Purpose Entity — 0.0%
Structured Repackaged Asset-Backed Trust Securities 4.10%(1)	1,600	27,728
Total Preferred Stock (cost $119,231)		92,876

ASSET BACKED SECURITIES — 3.7%
Diversified Financial Services — 3.7%
American Tower Trust, Series 2007-1A, Class AFX 5.42% due 04/15/37*(4)	250,000	254,970
Asset Securitization Corp., Series 1997-D5, Class A1C 6.75% due 02/14/41(4)	5,774	5,781
Banc of America Commercial Mtg., Inc., Series 2005-6, Class A4 5.35% due 09/10/47(4)(5)	25,000	25,054
Banc of America Commercial Mtg., Inc., Series 2007-1, Class A4 5.45% due 01/15/49(4)	325,000	326,589
Banc of America Funding Corp., Series 2007-C, Class 5A1 5.39% due 05/20/36(5)(6)	63,483	63,229
Banc of America Funding Corp., Series 2006-J, Class 2A1 5.89% due 01/20/47(5)(6)	64,184	63,302
Bear Stearns Commercial Mtg. Securities, Inc., Series 2004-PWR6, Class A6 4.83% due 11/11/41(4)	180,000	178,150
Bear Stearns Commercial Mtg. Securities, Inc., Series 2007-PW15, Class A2 5.21% due 02/11/44(4)	35,000	34,862
Bear Stearns Commercial Mtg. Securities, Inc., Series 2007-PW18, Class A4 5.70% due 10/11/17(4)	100,000	104,891
Chase Mtg. Finance Corp., Series 2007-A2, Class 1A1 4.61% due 07/25/37(5)(6)	89,955	88,954
Citigroup/Deutsche Bank Commercial Mtg. Trust, Series 2005-CD1, Class A4 5.40% due 07/15/44(4)(5)	70,000	69,796
Commercial Mtg. Pass Through Certs., Series 2004-LB2A, Class A3 4.22% due 03/10/39(4)	98,000	96,961
Countrywide Asset-Backed Certs., Series 2006-S6, Class A3 5.66% due 03/25/34	75,000	66,440
Countrywide Home Loans, Series 2007-4, Class 1A1 6.00% due 05/25/37(6)	70,493	70,841
Countrywide Home Loans, Series 2006-14, Class A3 6.25% due 09/25/36(6)	48,487	49,063
Credit Suisse Mtg. Capital Certs., Series 2006-C1, Class A4 5.61% due 02/15/39(4)(5)	325,000	329,926
Crown Castle Towers LLC, Series 2006-1A Class E 6.07% due 11/15/36*(4)(7)	50,000	47,612

Greenwich Capital Commerical Funding Corp., Series 2005-GG3, Class A4 4.80% due 08/10/42(4)	180,000	173,166
GS Mtg. Securities Corp. II, Series 2004-GG2, Class A6 5.40% due 08/10/38(4)	150,000	153,171
GS Mtg. Securities Corp. II, Series 2007-GG10, Class AM 5.99% due 08/10/45(4)(5)	105,000	106,064
GS Mtg. Securities Corp. II, Series 2007-EOP, Class L 6.55% due 03/06/20*(1)(4)	45,000	43,200
GSR Mtg. Loan Trust, Series 2005-AR2, Class 1A2 5.70% due 04/25/35(5)(6)	79,004	77,962
GSR Mtg. Loan Trust, Series 2007-AR1, Class 2A1 6.00% due 03/25/37(5)(6)	29,593	29,614
Harley-Davidson Motorcycle Trust, Series 2004-3, Class A2 3.20% due 05/15/12	74,404	73,301
Impac CMB Trust, Series 2005-4, Class 1A1A 5.14% due 05/25/35(1)(6)	66,948	62,270
JP Morgan Chase Commercial Mtg. Securities Corp., Series 2004-CBX, Class A3 4.18% due 01/12/37(4)	150,000	148,861
JP Morgan Chase Commercial Mtg. Securities Corp., Series 2007-CB18, Class A4 5.44% due 06/12/47(4)	10,000	10,040
JP Morgan Chase Commercial Mtg. Securities Corp., Series 2006-CB16, Class E 5.84% due 05/12/45*(4)	30,000	26,165
JP Morgan Chase Commercial Mtg. Securities Corp., Series 2006-LDP7, Class A4 6.07% due 04/15/45(4)(5)	260,000	270,520
JP Morgan Chase Commercial Mtg. Securities Corp., Series 2007-CB20, Class AJ 6.30% due 09/12/17(4)(5)	50,000	49,343
LB-UBS Commercial Mtg. Trust, Series 2005-C5, Class A2 4.89% due 09/15/30(4)	200,000	199,584
LB-UBS Commercial Mtg. Trust, Series 2006-C4, Class A4 5.88% due 06/15/38(4)(5)	100,000	104,358
LB-UBS Commercial Mtg. Trust, Series 2001-C7, Class A5 6.13% due 12/11/30(4)	90,000	94,230
LB-UBS Commercial Mtg. Trust, Series 2007-C6, Class B 6.45% due 07/17/40(4)(5)	40,000	38,310
Merrill Lynch Mtg. Investors Trust, Series 2005-A1, Class 2A1 4.52% due 12/25/34(5)(6)	73,806	73,608
Merrill Lynch Mtg. Trust, Series 2005-CIP1, Class A4 5.05% due 07/12/38(4)	200,000	195,757
Merrill Lynch Mtg. Trust, Series 2006-C1, Class A2 5.80% due 05/12/39(4)(5)	300,000	304,778
Morgan Stanley Capital I, Series 2005-T17, Class A5 4.78% due 12/13/41(4)	305,000	293,226
Morgan Stanley Capital I, Series 2006-IQ12, Class D 5.53% due 12/15/43(4)	39,000	35,165
Morgan Stanley Mtg. Loan Trust, Series 2007-12, Class 3A22 6.00% due 08/25/37(6)	64,030	65,336
MortgageIT Trust, Series 2005-4, Class A1 5.15% due 10/25/35(1)(6)	158,728	154,859
Nissan Auto Receivables Owner Trust, Series 2004-A, Class A4 2.76% due 07/15/09	61,236	61,033
Ocwen Advance Receivables Backed Notes, Series 2006-1A 5.34% due 11/24/15*(7)	50,000	40,000
Peco Energy Transition Trust, Series 2001-A, Class A1 6.52% due 12/31/10	260,000	275,658
Residential Asset Securities Corp., Series 2003-KS10, Class AI6 4.54% due 12/25/33	127,132	122,860
Swift Master Auto Receivables Trust, Series 2007-2, Class A 5.68% due 10/15/12(1)	88,929	88,866
Wachovia Bank Commercial Mtg. Trust, Series 2006-WL7A, Class F 5.37% due 09/15/21*(1)(4)	80,000	76,894
Wells Fargo Mtg. Backed Securities Trust, Series 2005-AR2, Class 2A2 4.55% due 03/25/35(5)(6)	151,950	149,890
Wells Fargo Mtg. Backed Securities Trust, Series 2004-BB, Class A2 4.56% due 01/25/35(5)(6)	177,901	177,326
Wells Fargo Mtg. Backed Securities Trust, Series 2006-AR17, Class A2 5.84% due 10/25/36(5)(6)	90,723	91,494
Wells Fargo Mtg. Backed Securities Trust, Series 2006-AR12, Class 2A1 6.10% due 09/25/36(5)(6)	39,574	39,630

West Penn Funding LLC Transition Bonds, Series 1999-A, Class A4 6.98% due 12/26/08(6)	28,366	28,588
WFS Financial Owner Trust, Series 2004-2, Class A4 3.54% due 11/21/11(6)	114,858	114,427
Total Asset Backed Securities (cost $5,966,524)		5,925,975
CONVERTIBLE BONDS & NOTES — 0.0%
Telecom Services — 0.0%
ICO North America, Inc. Notes 7.50% due 08/15/09(7)(8)(9) (cost $5,000)	5,000	4,900
CORPORATE BONDS & NOTES — 7.1%
Aerospace/Defense-Equipment — 0.0%
United Technologies Corp. Senior Notes 5.38% due 12/15/17	10,000	10,087
United Technologies Corp. Senior Notes 6.10% due 05/15/12	14,000	14,765
		24,852
Agricultural Chemicals — 0.0%
Mosaic Global Holdings, Inc. Debentures 7.38% due 08/01/18	5,000	5,025
Terra Capital, Inc. Company Guar. Notes 7.00% due 02/01/17	5,000	4,887
The Mosaic Co. Senior Notes 7.38% due 12/01/14*	10,000	10,700
		20,612
Agricultural Operations — 0.1%
Archer-Daniels-Midland Co. Senior Notes 6.45% due 01/15/38	15,000	15,589
Cargill, Inc. Notes 5.00% due 11/15/13*	21,000	20,646
Cargill, Inc. Notes 5.60% due 09/15/12*	115,000	116,885
		153,120
Airlines — 0.2%
American Airlines, Inc. Pass Through Certs. Series 2003-1 3.86% due 07/09/10	25,600	24,288
American Airlines, Inc. Pass Through Certs. Series 2001-1, Class A-2 6.82% due 05/23/11	10,000	9,688
Continental Airlines, Inc. Pass Through Certs. Series 1998-3, Class A-2 6.32% due 11/01/08	100,000	99,500
Continental Airlines, Inc. Pass Through Certs. Series 1981-1, Class A 6.65% due 09/15/17	13,862	13,931
Continental Airlines, Inc. Pass Through Certs. Series 2007-1, Class B 6.90% due 04/19/22	20,000	18,000
Northwest Airlines, Inc. Pass Through Certs. Series 2002-1, Class G2 6.26% due 11/20/21	8,468	8,436
Southwest Airlines Co. Pass Through Certs. Series 2007-1, Class A 6.15% due 08/01/22	75,000	73,470
		247,313
Auto-Cars/Light Trucks — 0.0%
DaimlerChrysler NA Holding Corp. Company Guar. Notes 5.46% due 03/13/09(1)	10,000	9,944
Ford Motor Co. Debentures 6.38% due 02/01/29	10,000	6,650
General Motors Corp. Debentures 8.25% due 07/15/23	5,000	3,975
General Motors Corp. Senior Bonds 8.38% due 07/15/33	8,000	6,440
		27,009
Banks-Commercial — 0.1%
Colonial Bank NA Sub. Notes 6.38% due 12/01/15	10,000	9,883
Compass Bank Notes 5.50% due 04/01/20	20,000	18,817
Compass Bank Sub. Notes 6.40% due 10/01/17	10,000	10,205
First Maryland Capital II Notes 5.76% due 02/01/27(1)	18,000	16,701
Popular North America, Inc. Company Guar. Notes 5.65% due 04/15/09	15,000	15,147
SouthTrust Bank Sub. Notes 4.75% due 03/01/13	20,000	19,509

SouthTrust Corp. Sub. Notes 5.80% due 06/15/14	10,000	10,327
Union Bank of California NA Sub. Notes 5.95% due 05/11/16	20,000	19,198
US Bank NA Notes 3.90% due 08/15/08	4,000	3,964
		123,751
Banks-Fiduciary — 0.0%
The Bank of New York Mellon Corp. Senior Notes 4.95% due 11/01/12	12,000	12,000
The Bank of New York Mellon Corp. Sub. Notes 6.38% due 04/01/12	10,000	10,477
		22,477
Banks-Super Regional — 0.3%
Bank of America Corp. Sub. Notes 5.25% due 12/01/15	70,000	68,378
Bank of America Corp. Senior Notes 5.38% due 09/11/12	50,000	50,935
Bank Of America Corp. Senior Notes 6.00% due 09/01/17	120,000	122,600
Capital One Financial Corp. Senior Notes 5.70% due 09/15/11	42,000	40,574
Capital One Financial Corp. Senior Notes 6.75% due 09/15/17	155,000	148,664
JPMorgan Chase Bank NA Sub. Notes 6.00% due 10/01/17	10,000	10,170
JPMorgan Chase Bank NA Sub. Notes 6.13% due 11/01/08	16,000	16,153
Wachovia Capital Trust III Bank Guar. 5.80% due 03/15/11(1)(2)	105,000	93,823
Wells Fargo & Co. Senior Notes 4.63% due 08/09/10	10,000	10,008
		561,305
Beverages-Non-alcoholic — 0.0%
PepsiCo, Inc. Notes 4.65% due 02/15/13	21,000	21,141
Brewery — 0.0%
Anheuser-Busch Cos., Inc. Senior Notes 5.60% due 03/01/17	15,000	15,344
Broadcast Services/Program — 0.1%
Clear Channel Communications, Inc. Senior Notes 7.65% due 09/15/10	60,000	61,632
Liberty Media LLC Senior Notes 7.75% due 07/15/09	30,000	30,621
Liberty Media LLC Bonds 7.88% due 07/15/09	40,000	40,610
Nexstar Finance, Inc. Senior Sub. Notes 7.00% due 01/15/14	5,000	4,656
Turner Broadcasting Senior Notes 8.38% due 07/01/13	30,000	33,687
		171,206
Building Products-Air & Heating — 0.0%
American Standard, Inc. Company Guar. Notes 7.38% due 02/01/08	9,000	9,011
Building-Residential/Commerical — 0.1%
D.R. Horton, Inc. Company Guar. Notes 5.00% due 01/15/09	8,000	7,650
D.R. Horton, Inc. Company Guar. Notes 5.38% due 06/15/12	10,000	8,671
D.R. Horton, Inc. Senior Notes 5.63% due 09/15/14	65,000	54,595
Pulte Homes, Inc. Company Guar. Notes 7.88% due 08/01/11	10,000	9,621
Pulte Homes, Inc. Company Guar. Bonds 8.13% due 03/01/11	40,000	38,742
		119,279
Cable TV — 0.2%
AT&T Broadband, Inc. Company Guar. Notes 8.38% due 03/15/13	90,000	100,969
CCH I LLC Company Guar. Notes 11.00% due 10/01/15	8,000	6,480
CCH II LLC/CCH II Capital Corp. Company Guar. Notes 10.25% due 10/01/13	15,000	14,362
Comcast Cable Communications LLC Senior Notes 7.13% due 06/15/13	11,000	11,760
Comcast Corp. Company Guar. Notes 5.88% due 02/15/18	9,000	8,973

COX Communications, Inc. Senior Notes 5.45% due 12/15/14	30,000	29,401
COX Communications, Inc. Notes 5.88% due 12/01/16*	60,000	59,648
COX Communications, Inc. Bonds 6.45% due 12/01/36*	60,000	59,529
		291,122
Casino Hotels — 0.0%
Harrah’s Operating Co., Inc. Company Guar. Notes 5.50% due 07/01/10	40,000	37,200
MGM Mirage, Inc. Senior Notes 5.88% due 02/27/14	5,000	4,575
Turning Stone Resort Casino Enterprise Senior Notes 9.13% due 09/15/14*	10,000	10,200
		51,975
Cellular Telecom — 0.1%
Centennial Communications Corp. Senior Notes 10.48% due 01/01/13(1)	10,000	10,225
Cingular Wireless Services, Inc. Senior Notes 7.88% due 03/01/11	100,000	108,297
Cricket Communications, Inc. Company Guar. Notes 9.38% due 11/01/14*	5,000	4,687
MetroPCS Wireless, Inc. Senior Notes 9.25% due 11/01/14	5,000	4,700
Nextel Communications, Inc. Company Guar. Notes 5.95% due 03/15/14	25,000	23,499
		151,408
Chemicals-Diversified — 0.0%
E.I. Du Pont de Nemours & Co. Senior Notes 4.88% due 04/30/14	6,000	5,941
E.I. Du Pont de Nemours & Co. Senior Notes 5.00% due 01/15/13	15,000	15,095
		21,036
Chemicals-Specialty — 0.1%
Cytec Industries, Inc. Notes 4.60% due 07/01/13	50,000	48,466
Cytec Industries, Inc. Notes 5.50% due 10/01/10	25,000	25,504
Huntsman International LLC Company Guar. Notes 7.88% due 11/15/14	10,000	10,600
Momentive Performance Materials, Inc. Senior Sub. Notes 11.50% due 12/01/16*	15,000	12,975
		97,545
Coal — 0.1%
Peabody Energy Corp. Company Guar. Notes 6.88% due 03/15/13	80,000	80,400
Commercial Services-Finance — 0.0%
The Western Union Co. Senior Notes 5.40% due 11/17/11	28,000	28,214
Computer Services — 0.1%
Compucom Systems, Inc. Senior Sub. Notes 12.50% due 10/01/15*	5,000	4,988
Computer Sciences Corp. Notes 3.50% due 04/15/08	10,000	9,940
Electronic Data Systems Corp. Notes 7.45% due 10/15/29	55,000	56,430
		71,358
Containers-Paper/Plastic — 0.0%
Pactiv Corp. Bonds 7.95% due 12/15/25	20,000	22,622
Pliant Corp. Company Guar. Notes 11.13% due 09/01/09	10,000	8,250
Smurfit-Stone Container Enterprises, Inc. Senior Notes 8.00% due 03/15/17	25,000	24,156
		55,028
Data Processing/Management — 0.0%
Fiserv, Inc. Senior Notes 6.13% due 11/20/12	15,000	15,267
Direct Marketing — 0.0%
Affinity Group, Inc. Senior Sub. Notes 9.00% due 02/15/12	5,000	4,750
Diversified Financial Services — 0.1%
American Express Travel Related Services Co., Inc. Senior Notes 5.25% due 11/21/11*	10,000	10,022
Citigroup Capital XXI 8.30% due 12/21/57(1)	120,000	125,303

General Electric Capital Corp. Senior Notes 5.25% due 10/19/12	24,000	24,546
		159,871
Diversified Manufacturing Operations — 0.1%
Danaher Corp. Senior Notes 5.63% due 01/15/18	26,000	26,325
General Electric Co . Notes 5.25% due 12/06/17	159,000	158,660
		184,985
Diversified Operations — 0.1%
Capmark Financial Group, Inc. Company Guar. Notes 5.88% due 05/10/12*	85,000	67,283
Capmark Financial Group, Inc. Company Guar. Notes 6.30% due 05/10/17*	25,000	18,637
		85,920
Electric-Generation — 0.0%
Bruce Mansfield Unit Pass Through Certs. 6.85% due 06/01/34	22,000	22,663
The AES Corp. Senior Notes 8.00% due 10/15/17*	10,000	10,225
The AES Corp. Senior Notes 8.88% due 02/15/11	15,000	15,637
		48,525
Electric-Integrated — 0.4%
Centerpoint Energy, Inc. Senior Notes 5.88% due 06/01/08	20,000	20,018
Commonwealth Edison Co. 1st Mtg. Bonds 5.95% due 08/15/16	30,000	30,433
Commonwealth Edison Co. 1st Mtg. Notes 6.15% due 09/15/17	8,000	8,244
Consumers Energy Co. 1st Mtg. Bonds 4.25% due 04/15/08	20,000	19,933
Dominion Resources, Inc. Senior Notes 5.69% due 05/15/08	22,000	22,049
Dominion Resources, Inc. Jr. Sub. Notes 6.30% due 09/30/66(1)	20,000	19,449
Duke Energy Corp. Senior Notes 4.20% due 10/01/08	20,000	19,874
Duke Energy Indiana, Inc. Debentures 5.00% due 09/15/13	10,000	9,789
Entergy Louisiana LLC 1st Mtg. Bonds 5.83% due 11/01/10	30,000	30,045
Florida Power & Light Co. 1st Mtg. Notes 5.55% due 11/01/17	24,000	24,483
Illinois Power Co. Senior Sec. Notes 6.13% due 11/15/17*	10,000	10,103
Mackinaw Power LLC Sec. Notes 6.30% due 10/31/23*	21,054	22,317
Mirant Americas Generation LLC Senior Notes 8.30% due 05/01/11	10,000	10,025
Mirant Mid-Atlantic LLC Pass Through Certs. Series B 9.13% due 06/30/17	4,473	4,954
Nisource Finance Corp. Company Guar. Notes 5.25% due 09/15/17	7,000	6,435
Nisource Finance Corp. Company Guar. Notes 7.88% due 11/15/10	110,000	116,690
Pepco Holdings, Inc. Senior Notes 6.45% due 08/15/12	10,000	10,465
PSEG Power LLC Company Guar. Notes 7.75% due 04/15/11	10,000	10,759
Puget Sound Energy, Inc. Senior Notes 5.20% due 10/01/15	25,000	24,092
Sierra Pacific Power Co. Senior Mtg. Notes 6.75% due 07/01/37	18,000	18,607
Southern Energy, Inc. Notes 7.90% due 07/15/09†*(7)(8)(9)	20,000	0
Texas Competitive Electric Holdings Co. LLC Senior Notes 10.25% due 11/01/15*	15,000	14,850
Texas-New Mexico Power Co. Senior Notes 6.25% due 01/15/09	30,000	30,335
Union Electric Co. Sec. Notes 6.40% due 06/15/17	80,000	83,842

Virginia Electric & Power Co. Senior Notes 6.35% due 11/30/37	9,000	9,229
		577,020
Electronic Components-Semiconductors — 0.0%
Freescale Semiconductor, Inc. Senior Sub. Notes 10.13% due 12/15/16	5,000	4,125
National Semiconductor Corp. Senior Notes 6.60% due 06/15/17	20,000	20,738
Spansion, Inc. Sec. Notes 8.25% due 06/01/13*(1)	5,000	4,500
		29,363
Electronic Measurement Instruments — 0.0%
Agilent Technologies, Inc. Senior Notes 6.50% due 11/01/17	16,000	16,253
Electronic Parts Distribution — 0.1%
Avnet, Inc. Senior Notes 6.63% due 09/15/16	90,000	94,379
Electronics-Military — 0.0%
L-3 Communications Corp. Company Guar. Notes 6.38% due 10/15/15	5,000	4,925
Finance-Auto Loans — 0.1%
Ford Motor Credit Co. LLC Senior Notes 5.80% due 01/12/09	3,000	2,848
Ford Motor Credit Co. LLC Notes 7.38% due 10/28/09	55,000	51,768
GMAC LLC Notes 6.88% due 09/15/11	20,000	17,110
GMAC LLC Notes 6.88% due 08/28/12	52,000	43,574
		115,300
Finance-Commercial — 0.1%
Caterpillar Financial Services Corp. Senior Notes 4.85% due 12/07/12	10,000	10,017
CIT Group, Inc. Senior Notes 5.65% due 02/13/17	105,000	92,174
CIT Group, Inc. Notes 5.85% due 09/15/16	40,000	35,315
Transamerica Finance Corp. Senior Notes 6.40% due 09/15/08	9,000	9,097
		146,603
Finance-Consumer Loans — 0.0%
John Deere Capital Corp. Senior Notes 4.95% due 12/17/12	10,000	10,014
Finance-Credit Card — 0.0%
Capital One Bank Senior Sub. Notes 6.50% due 06/13/13	13,000	12,752
Discover Financial Services Notes 6.45% due 06/12/17*	20,000	19,258
		32,010
Finance-Investment Banker/Broker — 1.0%
Citigroup, Inc. Global Senior Notes 6.13% due 11/21/17	20,000	20,544
Citigroup, Inc. Senior Bonds 5.50% due 08/27/12	100,000	101,984
Citigroup, Inc. Senior Notes 5.85% due 07/02/13	23,000	23,678
Citigroup, Inc. Senior Notes 6.00% due 08/15/17	30,000	30,607
JP Morgan Chase & Co. Sub. Notes 5.13% due 09/15/14	200,000	196,036
JP Morgan Chase & Co. Senior Notes 5.38% due 01/15/14	20,000	19,902
Lazard Group LLC Senior Notes 6.85% due 06/15/17	130,000	128,397
Lehman Brothers Holdings, Inc. Notes 4.38% due 11/30/10	10,000	9,766
Lehman Brothers Holdings, Inc. Senior Notes 6.20% due 09/26/14	60,000	61,108
Lehman Brothers Holdings, Inc. Notes 6.75% due 12/28/17	50,000	51,535
Lehman Brothers Holdings, Inc. Sub. Notes 6.88% due 07/17/37	35,000	34,219
Lehman Brothers Holdings, Inc. Senior Notes 7.00% due 09/27/27	65,000	65,972
Merrill Lynch & Co., Inc. Sub. Notes 6.11% due 01/29/37	100,000	88,319
Merrill Lynch & Co., Inc. Senior Notes 6.40% due 08/28/17	45,000	45,718
Morgan Stanley Sub. Notes 4.75% due 04/01/14	130,000	121,791
Morgan Stanley Senior Notes 5.75% due 08/31/12	105,000	107,180

Schwab Capital Trust I Company Guar. Bonds 7.50% due 11/15/37(1)	60,000	60,282
The Bear Stearns Cos., Inc. Notes 4.50% due 10/28/10	12,000	11,512
The Bear Stearns Cos., Inc. Senior Notes 5.35% due 02/01/12	20,000	19,479
The Bear Stearns Cos., Inc. Sub. Notes 5.55% due 01/22/17	70,000	62,735
The Bear Stearns Cos., Inc. Notes 6.95% due 08/10/12	50,000	51,410
The Goldman Sachs Group, Inc. Senior Notes 5.45% due 11/01/12	25,000	25,487
The Goldman Sachs Group, Inc. Senior Notes 6.25% due 09/01/17	100,000	104,030
The Goldman Sachs Group, Inc. Sub. Notes 6.45% due 05/01/36	30,000	28,185
The Goldman Sachs Group, Inc. Senior Notes 6.75% due 10/01/37	129,000	126,391
		1,596,267
Finance-Mortgage Loan/Banker — 0.1%
Countrywide Financial Corp. Company Guar. Notes 4.50% due 06/15/10	10,000	7,266
Countrywide Financial Corp. Company Guar. Notes 5.80% due 06/07/12	56,000	40,908
Countrywide Financial Corp. Sub. Notes 6.25% due 05/15/16	36,000	20,721
Countrywide Home Loans, Inc. Company Guar. Notes 4.00% due 03/22/11	15,000	10,831
Residential Capital LLC Company Guar. Notes 6.50% due 04/17/13(18)	10,000	6,150
Residential Capital LLC Company Guar. Notes 7.62% due 05/22/09(1)	3,000	2,130
Residential Capital LLC Company Guar. Notes 6.60% due 04/17/09(1)	1,000	710
		88,716
Finance-Other Services — 0.1%
SB Treasury Co. LLC Bonds 9.40% due 06/30/08*(1)(2)	100,000	101,969
Food-Meat Products — 0.0%
Tyson Foods, Inc. Senior Notes 6.60% due 04/01/16	50,000	51,308
Food-Misc. — 0.0%
Kraft Foods, Inc. Senior Notes 6.25% due 06/01/12	30,000	31,165
Kraft Foods, Inc. Senior Notes 7.00% due 08/11/37	22,000	23,107
		54,272
Funeral Services & Related Items — 0.0%
Service Corp. International Senior Notes 6.75% due 04/01/16	15,000	14,438
Gas-Distribution — 0.0%
Energen Corp. Notes 7.63% due 12/15/10	60,000	65,115
Home Furnishings — 0.0%
Simmons Co. Senior Notes 10.00% due 12/15/14(3)	4,000	2,960
Hotels/Motels — 0.0%
Starwood Hotels & Resorts Worldwide, Inc. Senior Notes 6.25% due 02/15/13	10,000	10,006
Wyndham Worldwide Corp. Senior Notes 6.00% due 12/01/16	40,000	37,936
		47,942
Independent Power Producers — 0.0%
Calpine Corp. Sec. Notes 8.75% due 07/15/13*(19)	30,000	32,250
NRG Energy, Inc. Company Guar. Notes 7.38% due 02/01/16	15,000	14,625
		46,875
Industrial Automated/Robotic — 0.0%
Rockwell Automation, Inc. Debentures 6.25% due 12/01/37	17,000	17,068
Insurance Brokers — 0.1%
Marsh & McLennan Cos., Inc. Senior Notes 5.15% due 09/15/10	10,000	9,989
Marsh & McLennan Cos., Inc. Senior Notes 7.13% due 06/15/09	10,000	10,339
Willis North America, Inc. Company Guar. Notes 6.20% due 03/28/17	160,000	159,648
		179,976

Insurance-Life/Health — 0.0%
Americo Life, Inc. Notes 7.88% due 05/01/13*	12,000	12,254
Monumental Global Funding II Notes 5.65% due 07/14/11*	12,000	12,610
		24,864
Insurance-Multi-line — 0.1%
Symetra Financial Corp. Senior Notes 6.13% due 04/01/16*	30,000	29,872
The Allstate Corp. Senior Notes 7.20% due 12/01/09	22,000	23,191
Unitrin, Inc. Senior Notes 4.88% due 11/01/10	60,000	60,006
Unitrin, Inc. Senior Notes 6.00% due 05/15/17	65,000	62,161
		175,230
Insurance-Mutual — 0.1%
Liberty Mutual Insurance Co. Sub. Notes 7.70% due 10/15/97*	70,000	65,616
Insurance-Property/Casualty — 0.2%
Ace Capital Trust II Company Guar. Notes 9.70% due 04/01/30	70,000	88,676
Everest Reinsurance Holdings, Inc. Jr. Sub. Notes 6.60% due 05/15/37(1)	120,000	106,284
Everest Reinsurance Holdings, Inc. Senior Notes 8.75% due 03/15/10	75,000	82,079
Navigators Group, Inc. Senior Notes 7.00% due 05/01/16	34,000	36,176
The Travelers Cos., Inc. Senior Notes 6.25% due 06/15/37	10,000	9,686
W.R. Berkley Corp. Senior Notes 5.60% due 05/15/15	60,000	58,115
		381,016
Investment Management/Advisor Services — 0.2%
Eaton Vance Corp. Senior Notes 6.50% due 10/02/17	105,000	110,159
Janus Capital Group, Inc. Notes 6.70% due 06/15/17	115,000	118,442
LVB Acquisition Merger Sub, Inc. Senior Notes 10.38% due 10/15/17*	10,000	9,975
LVB Acquisition Merger Sub, Inc. Senior Sub. Notes 11.63% due 10/15/17*	5,000	4,925
		243,501
Medical Labs & Testing Services — 0.0%
Quest Diagnostics, Inc. Company Guar. Notes 6.95% due 07/01/37	45,000	47,581
Medical Products — 0.0%
Baxter International, Inc. Senior Notes 6.25% due 12/01/37	8,000	8,208
Medical-Drugs — 0.0%
Abbott Laboratories Notes 6.15% due 11/30/37	12,000	12,662
American Home Products Corp. Notes 6.70% due 03/15/11	11,000	11,720
Wyeth Bonds 5.50% due 02/01/14	16,000	16,251
		40,633
Medical-Hospitals — 0.0%
Community Health Systems, Inc. Senior Notes 8.88% due 07/15/15	15,000	15,281
HCA, Inc. Senior Sec. Notes 6.25% due 02/15/13	25,000	21,875
HCA, Inc. Senior Sec. Notes 9.25% due 11/15/16	20,000	21,000
		58,156
Medical-Wholesale Drug Distribution — 0.1%
AmerisourceBergen Corp. Company Guar. Notes 5.88% due 09/15/15	90,000	88,307
Metal Processors & Fabrication — 0.0%
Commercial Metals Co. Senior Notes 6.50% due 07/15/17	17,000	17,824
Timken Co. Notes 5.75% due 02/15/10	15,000	15,155
		32,979
Metal-Aluminum — 0.0%
Alcoa, Inc. Notes 6.00% due 01/15/12	12,000	12,455
Alcoa, Inc. Bonds 6.50% due 06/15/18	25,000	26,296
		38,751

Metal-Diversified — 0.0%
Freeport-McMoRan Copper & Gold, Inc. Senior Notes 8.38% due 04/01/17	15,000	16,088
Multimedia — 0.3%
AOL Time Warner, Inc. Company Guar. Bonds 7.63% due 04/15/31	60,000	66,397
Belo Corp. Senior Notes 6.75% due 05/30/13	10,000	9,848
Cox Enterprises, Inc. Notes 7.88% due 09/15/10*	26,000	27,907
News America, Inc. Debentures 7.28% due 06/30/28	35,000	37,613
News America, Inc. Company Guar. Bonds 7.30% due 04/30/28	10,000	10,769
Time Warner Entertainment Co. LP Debentures 8.38% due 03/15/23	35,000	41,226
Time Warner Entertainment Co. LP Senior Notes 8.38% due 07/15/33	26,000	31,320
Time Warner, Inc. Company Guar. Bonds 6.63% due 05/15/29	90,000	88,607
Viacom, Inc. Senior Notes 6.13% due 10/05/17	25,000	24,999
Viacom, Inc. Senior Notes 6.25% due 04/30/16	67,000	67,407
Viacom, Inc. Senior Notes 6.88% due 04/30/36	10,000	10,027
		416,120
Non-Hazardous Waste Disposal — 0.0%
Waste Management, Inc. Company Guar. Notes 6.88% due 05/15/09	10,000	10,267
Waste Management, Inc. Company Guar. Notes 7.75% due 05/15/32	10,000	11,343
		21,610
Office Automation & Equipment — 0.1%
IKON Office Solutions, Inc. Senior Notes 7.75% due 09/15/15	5,000	5,206
Pitney Bowes, Inc. Notes 5.25% due 01/15/37	34,000	33,514
Pitney Bowes, Inc. Notes 5.75% due 09/15/17	17,000	17,187
Xerox Corp. Senior Notes 5.50% due 05/15/12	95,000	96,579
		152,486
Oil Companies-Exploration & Production — 0.0%
Chesapeake Energy Corp. Company Guar. Notes 7.50% due 09/15/13	30,000	30,675
Sabine Pass LNG LP Sec. Notes 7.50% due 11/30/16	15,000	14,325
		45,000
Oil Companies-Integrated — 0.0%
Hess Corp. Bonds 7.88% due 10/01/29	10,000	11,836
Phillips Petroleum Co. Debentures 7.00% due 03/30/29	33,000	37,533
		49,369
Oil Refining & Marketing — 0.0%
The Premcor Refining Group, Inc. Company Guar. Notes 6.75% due 05/01/14	36,000	37,001
Paper & Related Products — 0.0%
Georgia-Pacific Corp. Company Guar. Notes 7.00% due 01/15/15*	5,000	4,862
Temple-Inland, Inc. Bonds 6.63% due 01/15/18	30,000	30,220
		35,082
Pipelines — 0.1%
Centerpoint Energy Resources Corp. Senior Notes 6.13% due 11/01/17	4,000	4,071
CenterPoint Energy Resources Corp. Notes 7.75% due 02/15/11	20,000	21,448
Copano Energy LLC Company Guar. Notes 8.13% due 03/01/16	15,000	15,113
Duke Energy Field Services LLC Notes 6.88% due 02/01/11	10,000	10,470
Dynegy-Roseton Danskammer Pass Through Certs. Series B 7.67% due 11/08/16	5,000	4,975
NGPL PipeCo LLC Senior Notes 6.51% due 12/15/12*	125,000	126,915
Panhandle Eastern Pipe Line Senior Notes 6.20% due 11/01/17	25,000	24,665

Williams Cos., Inc. Senior Notes 7.88% due 09/01/21	15,000	16,631
		224,288
Publishing-Periodicals — 0.0%
The Reader’s Digest Association, Inc. Senior Sub. Notes 9.00% due 02/15/17*	5,000	4,188
Quarrying — 0.0%
Vulcan Materials Senior Notes 6.40% due 11/30/17	14,000	14,426
Vulcan Materials Senior Notes 7.15% due 11/30/37	17,000	17,512
		31,938
Radio — 0.1%
Chancellor Media Corp. Company Guar. Notes 8.00% due 11/01/08	92,000	95,090
Real Estate Investment Trusts — 0.5%
AvalonBay Communities, Inc. Senior Notes 5.75% due 09/15/16	20,000	19,397
Brandywine Operating Partnership LP Senior Notes 5.70% due 05/01/17	30,000	27,791
Brandywine Operating Partnership LP Company Guar. Notes 5.75% due 04/01/12	55,000	54,445
Colonial Properties Trust Notes 6.25% due 06/15/14	15,000	14,730
Developers Diversified Realty Corp. Senior Notes 5.00% due 05/03/10	90,000	88,560
Health Care Property Investors, Inc. Senior Notes 5.65% due 12/15/13	70,000	67,890
Health Care Property Investors, Inc. Senior Sec. Notes 6.30% due 09/15/16	120,000	117,103
Kimco Realty Corp. Notes 5.58% due 11/23/15	100,000	95,677
Liberty Property LP Senior Notes 5.63% due 10/01/17	35,000	35,019
Liberty Property LP Senior Notes 7.25% due 03/15/11	25,000	26,663
Liberty Property LP Senior Notes 8.50% due 08/01/10	60,000	64,869
New Plan Excel Realty Trust Senior Notes 4.50% due 02/01/11	13,000	11,801
PPF Funding, Inc. Bonds 5.35% due 04/15/12*	10,000	9,980
Realty Income Corp. Senior Notes 6.75% due 08/15/19	80,000	82,530
Reckson Operating Partnership LP Senior Notes 6.00% due 03/31/16	6,000	5,600
Simon Property Group LP Notes 5.38% due 08/28/08	8,000	7,978
United Dominion Realty Trust, Inc. Senior Notes 6.05% due 06/01/13	70,000	70,597
Vornado Realty LP Notes 4.50% due 08/15/09	10,000	9,965
		810,595
Real Estate Management/Services — 0.1%
AMB Property LP Senior Notes 5.45% due 12/01/10	100,000	102,014
Real Estate Operations & Development — 0.1%
Colonial Realty LP Senior Notes 6.05% due 09/01/16	80,000	74,202
Regency Centers LP Company Guar. Notes 4.95% due 04/15/14	30,000	28,620
Regency Centers LP Company Guar. Bonds 5.25% due 08/01/15	35,000	33,174
Regency Centers LP Senior Notes 5.88% due 06/15/17	10,000	9,663
		145,659
Recycling — 0.0%
Aleris International, Inc. Company Guar. Notes 9.00% due 12/15/14	10,000	8,350
Rental Auto/Equipment — 0.1%
Erac USA Finance Co. Company Guar. Notes 7.00% due 10/15/37*	130,000	118,070
Erac USA Finance Co. Notes 7.35% due 06/15/08*	30,000	30,256
United Rentals North America, Inc. Senior Sub. Notes 7.75% due 11/15/13	5,000	4,350
		152,676
Research & Development — 0.0%
Alion Science and Technology Corp. Company Guar. Notes 10.25% due 02/01/15	5,000	4,263

Retail-Drug Store — 0.1%
CVS Caremark Corp. Senior Notes 5.75% due 06/01/17	80,000	80,515
CVS Caremark Corp. Senior Notes 6.25% due 06/01/27	11,000	11,024
CVS Caremark Corp. Pass Through Certs. 6.94% due 01/10/30*	48,000	48,142
CVS Lease Pass Through Trust Pass Through Certs. 6.04% due 12/10/28*	19,557	18,777
		158,458
Retail-Regional Department Stores — 0.1%
Macy’s Retail Holdings, Inc. Company Guar. Notes 5.88% due 01/15/13	90,000	88,166
Retail-Restaurants — 0.1%
Darden Restaurants, Inc. Senior Notes 6.80% due 10/15/37	13,000	12,998
NPC International, Inc. Company Guar. Notes 9.50% due 05/01/14	5,000	4,475
Yum! Brands, Inc. Notes 6.25% due 03/15/18	50,000	50,637
Yum! Brands, Inc. Senior Notes 6.88% due 11/15/37	7,000	6,968
		75,078
Savings & Loans/Thrifts — 0.1%
Independence Community Bank Corp. Sub. Notes 3.50% due 06/20/13(1)	11,000	10,921
Sovereign Bancorp, Inc. Senior Notes 4.80% due 09/01/10	30,000	29,888
Washington Mutual Bank Sub. Notes 5.50% due 01/15/13	22,000	19,520
Washington Mutual, Inc. Senior Notes 5.50% due 08/24/11	15,000	13,380
Washington Mutual, Inc. Senior Sub. Notes 7.25% due 11/01/17	10,000	8,807
Western Financial Bank Senior Debentures 9.63% due 05/15/12	22,000	23,662
		106,178
Special Purpose Entities — 0.1%
BAE Systems Holdings, Inc. Notes 5.20% due 08/15/15*	30,000	29,131
Capital One Capital IV 6.75% due 02/17/37(1)	10,000	7,436
Consolidated Communications Illinois/Texas Holdings, Inc. Senior Notes 9.75% due 04/01/12	23,000	23,690
Farmers Exchange Capital Notes 7.05% due 07/15/28*	110,000	108,751
Hawker Beechcraft Acquisition Co. LLC / Hawker Beechcraft Notes Co. Senior Sub. Notes 9.75% due 04/01/17*	5,000	4,975
Norbord Delaware GP I Company Guar. Notes 6.45% due 02/15/17*	10,000	8,018
Pricoa Global Funding I Notes 5.30% due 09/27/13*	20,000	20,838
Principal Life Global Funding I Sec. Notes 5.25% due 01/15/13*	14,000	14,382
		217,221
Steel-Producers — 0.0%
International Steel Group, Inc. Senior Notes 6.50% due 04/15/14	20,000	20,537
Nucor Corp. Notes 5.75% due 12/01/17	12,000	12,090
Reliance Steel & Aluminum Co. Company Guar. Notes 6.85% due 11/15/36	10,000	9,924
Ryerson, Inc. Senior Sec. Notes 12.57% due 11/01/14*(1)	5,000	4,800
United States Steel Corp. Senior Notes 6.65% due 06/01/37	8,000	7,136
United States Steel Corp. Senior Notes 7.00% due 02/01/18	10,000	9,933
		64,420
Telecom Services — 0.1%
Bellsouth Telecommunications, Inc. Debentures 7.00% due 12/01/95	30,000	31,281
Qwest Corp. Senior Notes 7.50% due 10/01/14	10,000	10,150
Verizon Global Funding Corp. Notes 7.75% due 12/01/30	70,000	82,100
		123,531
Telephone-Integrated — 0.2%
Aliant Communications, Inc. Notes 6.75% due 04/01/28	80,000	73,309

AT&T Corp. Senior Notes 7.30% due 11/15/11	14,000	15,169
AT&T, Inc. Notes 6.30% due 01/15/38	70,000	71,120
BellSouth Corp. Senior Notes 6.00% due 10/15/11	30,000	31,072
GTE Northwest, Inc. Debentures 5.55% due 10/15/08	10,000	10,021
New England Telephone & Telegraph Co. Debentures 7.88% due 11/15/29	10,000	11,448
SBC Communications, Inc. Notes 5.10% due 09/15/14	30,000	29,690
Sprint Capital Corp. Company Guar. Notes 6.88% due 11/15/28	20,000	18,967
Sprint Capital Corp. Company Guar. Notes 7.63% due 01/30/11	50,000	52,105
Sprint Capital Corp. Company Guar. Bonds 8.38% due 03/15/12	40,000	43,321
Verizon New York, Inc. Debentures 6.88% due 04/01/12	18,000	19,098
		375,320
Television — 0.1%
CBS Corp. Company Guar. Notes 7.70% due 07/30/10	40,000	42,465
CBS Corp. Company Guar. Notes 7.88% due 07/30/30	30,000	32,559
Paxson Communication Corp. Senior Sec. Notes 11.49% due 01/15/13*(1)	10,000	9,838
Young Broadcasting, Inc. Company Guar. Notes 10.00% due 03/01/11	5,000	3,906
		88,768
Tobacco — 0.1%
Altria Group, Inc. Senior Notes 7.00% due 11/04/13	130,000	145,384
Transport-Air Freight — 0.0%
Atlas Air, Inc. Pass Through Certs. Series 1991-1, Class A-1 7.20% due 01/02/19	2,819	2,776
Atlas Air, Inc. Pass Through Certs. Series 1991-1, Class B 7.63% due 01/02/15	49,511	56,938
Atlas Air, Inc. Pass Through Certs. Series 2000-1, Class A 8.71% due 01/02/19	2,955	3,010
		62,724
Transport-Rail — 0.0%
BNSF Funding Trust I 6.61% due 12/15/55(1)	20,000	18,674
CSX Corp. Senior Notes 6.25% due 03/15/18	35,000	35,179
Union Pacific Corp. Notes 3.88% due 02/15/09	3,000	2,974
		56,827
Transport-Services — 0.1%
Federal Express Corp. Pass Through Certs. Series 1981A, Class A 6.72% due 01/15/22	60,808	65,142
FedEx Corp. Company Guar. Notes 5.50% due 08/15/09	10,000	10,110
PHI, Inc. Company Guar. Notes 7.13% due 04/15/13	15,000	14,400
Ryder System, Inc. Notes 5.85% due 03/01/14	5,000	4,952
		94,604
Travel Service — 0.0%
Travelport LLC Company Guar. Notes 9.75% due 09/01/14(1)	5,000	4,838
Wireless Equipment — 0.0%
Motorola, Inc. Senior Notes 6.63% due 11/15/37	10,000	9,675
Total Corporate Bonds & Notes (cost $11,488,584)		11,384,448
FOREIGN CORPORATE BONDS & NOTES — 1.8%
Agricultural Chemicals — 0.0%
Agrium, Inc. Senior Notes 7.13% due 05/23/36	10,000	10,262
Airport Development/Maintenance — 0.1%
SCL Terminal Aereo Santiago SA Sec. Notes 6.95% due 07/01/12*	67,112	70,195

Banks-Commercial — 0.3%
Barclays Bank PLC Jr. Sub. Notes 7.43% due 12/15/17*(1)(2)	14,000	14,548
BOI Capital Funding 6.11% due 02/04/16*(1)(2)	10,000	8,630
Caisse Nationale des Caisses d’Epargne et de Prevoyance Notes 4.51% due 12/30/09(1)(2)	15,000	10,837
HSBC Holdings PLC Sub. Notes 6.50% due 09/15/37	145,000	140,538
Overseas-Chinese Banking Sub. Notes 7.75% due 09/06/11*	100,000	108,106
Russian Agricultural Bank Bonds 7.18% due 05/16/13	150,000	154,305
		436,964
Banks-Money Center — 0.2%
HBOS Capital Funding LP Bank Guar. Bonds 6.85% due 03/23/09(2)	25,000	21,870
Mizuho Financial Group Cayman, Ltd. Bank Guar. Notes 5.79% due 04/15/14*	200,000	209,186
Mizuho Financial Group Cayman, Ltd. Bank Guar. Bonds 8.38% due 04/27/09(2)	20,000	20,209
		251,265
Beverages-Wine/Spirits — 0.0%
Diageo Capital PLC Company Guar. Notes 5.75% due 10/23/17	10,000	10,057
Brewery — 0.1%
CIA Brasileira de Bebidas Company Guar. Notes 10.50% due 12/15/11	100,000	116,380
SABMiller PLC Notes 6.50% due 07/01/16*	80,000	83,549
		199,929
Building Products-Cement — 0.0%
C8 Capital SPV, Ltd. Notes 6.64% due 12/31/14*(1)(2)	19,000	18,005
Cellular Telecom — 0.0%
America Movil SAB de CV Company Guar. Bonds 5.63% due 11/15/17	15,000	14,656
Containers-Metal/Glass — 0.0%
Consumers International, Inc. Senior Notes 10.25% due 04/01/05† (7)(8)(10)	10,000	0
Cruise Lines — 0.0%
Royal Caribbean Cruises, Ltd. Senior Notes 7.00% due 06/15/13	10,000	9,858
Diversified Financial Services — 0.0%
TNK-BP Finance SA Company Guar. Bonds 7.88% due 03/13/18*	11,000	10,863
Diversified Manufacturing Operations — 0.0%
Bombardier, Inc. Senior Notes 8.00% due 11/15/14*	5,000	5,225
Tyco International Group SA Company Guar. Notes 6.00% due 11/15/13	20,000	20,557
		25,782
Diversified Minerals — 0.0%
Vale Overseas, Ltd. Company Guar. Bonds 6.88% due 11/21/36	35,000	35,406
Diversified Operations — 0.1%
Hutchison Whampoa Finance, Ltd. Company Guar. Notes 7.50% due 08/01/27*	20,000	22,672
Hutchison Whampoa International, Ltd. Company Guar. Notes 7.45% due 11/24/33*	120,000	136,856
		159,528
Electric-Generation — 0.1%
Abu Dhabi National Energy Co. Notes 6.50% due 10/27/36*	130,000	125,210
Electric-Integrated — 0.1%
Empresa Nacional de Electricidad SA Bonds 7.33% due 02/01/37	12,000	12,555
Enel Finance International SA Company Guar. Notes 6.25% due 09/15/17*	6,000	6,071
Enel Finance International SA Company Guar. Notes 6.80% due 09/15/37*	110,000	110,518
		129,144
Electronic Components-Misc. — 0.0%
NXP BV / NXP Funding LLC Company Guar. Notes 9.50% due 10/15/15	5,000	4,581
Finance-Other Services — 0.0%
Lukoil International Finance BV Company Guar. Notes 6.36% due 06/07/17*	12,000	11,360
Food-Retail — 0.0%
Delhaize Group SA Notes 6.50% due 06/15/17	16,000	16,368

Gas-Distribution — 0.0%
Nakilat, Inc. Sec. Bonds 6.07% due 12/31/33*	15,000	13,687
Import/Export — 0.1%
Export-Import Bank of Korea Notes 5.50% due 10/17/12	100,000	100,412
Insurance-Multi-line — 0.1%
Aegon NV Sub. Bonds 5.40% due 07/15/14(1)(2)	22,000	15,620
AXA SA Sub. Notes 6.38% due 12/14/36*(1)(2)	15,000	12,927
AXA SA Sub. Notes 8.60% due 12/15/30	80,000	98,094
ING Groep NV Bonds 5.78% due 12/08/15(1)(2)	27,000	24,962
		151,603
Insurance-Property/Casualty — 0.1%
Xl Capital (Europe) PLC Company Guar. Notes 6.50% due 01/15/12	55,000	57,487
Investment Companies — 0.0%
Canadian Oil Sands, Ltd. Notes 5.80% due 08/15/13*	19,000	18,879
Xstrata Finance Canada Ltd. Notes 6.90% due 11/15/37*	10,000	9,946
		28,825
Medical-Drugs — 0.0%
Angiotech Pharmaceuticals, Inc. Company Guar. Notes 7.75% due 04/01/14(1)	10,000	8,375
Elan Finance PLC Company Guar. Bonds 7.75% due 11/15/11	10,000	9,400
		17,775
Metal-Aluminum — 0.0%
Alcan, Inc. Notes 6.13% due 12/15/33	15,000	14,554
Metal-Diversified — 0.0%
Inco, Ltd. Bonds 7.20% due 09/15/32	42,000	44,991
Multimedia — 0.0%
The Thomson Corp. Notes 5.70% due 10/01/14	16,000	16,066
Oil Companies-Exploration & Production — 0.0%
Nexen, Inc. Bonds 6.40% due 05/15/37	17,000	16,972
Oil Companies-Integrated — 0.0%
Petrobras International Finance Co. Company Guar. Notes 5.88% due 03/01/18	45,000	44,753
Paper & Related Products — 0.0%
Abitibi-Consolidated, Inc. Notes 8.55% due 08/01/10	10,000	8,750
Pipelines — 0.0%
Enbridge, Inc. Bonds 5.80% due 06/15/14	33,000	33,541
Kinder Morgan Finance Co. ULC Company Guar. Notes 5.70% due 01/05/16	18,000	16,293
		49,834
Real Estate Operations & Development — 0.0%
Brascan Corp. Notes 8.13% due 12/15/08	19,000	19,575
Satellite Telecom — 0.0%
Intelsat Bermuda, Ltd. Company Guar. Notes 8.89% due 01/15/15(1)	10,000	10,025
Special Purpose Entities — 0.1%
Hybrid Capital Funding I LP Sub. Notes 8.00% due 06/30/11(2)	26,000	17,940
Rio Tinto Finance USA, Ltd. Notes 2.63% due 09/30/08	10,000	9,825
UFJ Finance Aruba AEC Bonds 6.75% due 07/15/13	100,000	108,637
		136,402
Telecom Services — 0.0%
TELUS Corp. Notes 8.00% due 06/01/11	22,000	23,836
Telephone-Integrated — 0.3%
British Telecom PLC Senior Notes 5.15% due 01/15/13	113,000	112,755
British Telecommunications PLC Bonds 8.63% due 12/15/30	12,000	15,884
Deutsche Telekom International Finance BV Company Guar. Bonds 8.00% due 06/15/10	70,000	74,731
France Telecom SA Bonds 7.75% due 03/01/11	60,000	64,490

Telecom Italia Capital SA Company Guar. Bonds 6.20% due 07/18/11		140,000	143,882
			411,742
Transport-Marine — 0.1%
DP World, Ltd. Bonds 6.85% due 07/02/37*		132,000	124,725
Transport-Rail — 0.0%
Canadian National Railway Co. Notes 6.38% due 10/15/11		20,000	20,971
Total Foreign Corporate Bonds & Notes (cost $2,875,223)			2,852,418
FOREIGN GOVERNMENT AGENCIES — 0.8%
Sovereign — 0.8%
Federal Republic of Brazil Notes 6.00% due 11/15/09(20)	BRL	25,000	232,545
Federal Republic of Brazil Bonds 6.43% due 01/05/16		550,000	335,562
Federal Republic of Brazil Notes 8.00% due 01/15/18		20,000	22,380
Federal Republic of Brazil Notes 10.00% due 01/01/17	BRL	700,000	330,529
Federal Republic of Brazil Bonds 10.50% due 07/14/14		20,000	25,450
Province of Quebec Debentures 7.50% due 09/15/29		24,000	31,383
Republic of Argentina Bonds 5.39% due 08/03/12(1)		30,000	16,950
Republic of Argentina Notes 8.28% due 12/31/33		71,159	68,312
Republic of Turkey Senior Notes 11.88% due 01/15/30		50,000	78,750
Republic of Venezuela Notes 8.50% due 10/08/14		10,000	9,650
Republic of Venezuela Bonds 9.25% due 09/15/27		60,000	59,850
Russian Federation Bonds 7.50% due 03/31/30(18)		11,880	13,513
Russian Federation Bonds 7.50% due 03/31/30*(18)		14,850	17,012
Total Foreign Government Agencies (cost $1,182,254)			1,241,886
LOANS — 0.0%
Finance-Auto Loans — 0.0%
Ford Motor Bank BTL-B 8.23% due 12/15/13(11)(12) (cost $64,350)		64,350	59,707
MUNICIPAL BONDS & NOTES — 0.1%
County of Sacramento Revenue Bonds Series C-1 6.80% due 01/22/08(17)		125,000	125,000
Southern California Public Power Authority Power Project Revenue Bonds Series B 6.93% due 05/15/17 Total Municipal Bonds & Notes (cost $176,237)		50,000	57,399
			182,399
U.S. GOVERNMENT AGENCIES — 12.1%
Federal Home Loan Bank — 0.1%
6.00% due 11/01/37		78,596	79,770
Federal Home Loan Mtg. Corp. — 2.5%
5.00% due 03/01/19		11,482	11,503
5.00% due 07/01/21		423,584	423,999
5.00% due 05/01/34		86,994	84,974
5.00% due 06/01/34		75,529	73,776
5.00% due 07/01/35		24,702	24,117
5.00% due 10/01/35		131,162	128,058
5.00% due 12/01/35		598,541	584,376
5.00% due 01/01/37		20,795	20,295
5.00% due January TBA		1,500,000	1,463,438
5.50% due 11/15/25		156,000	158,323
5.50% due 06/15/31		52,000	52,876
5.50% due 07/01/34		50,891	50,846
5.50% due 05/01/37		164,810	164,470
5.50% due 08/01/37		297,011	296,397
5.81% due 01/01/37(1)		112,891	113,975
5.98% due 10/01/36(1)		116,586	118,691
6.00% due 12/01/33		71,775	73,090
6.00% due 08/01/36		74,666	75,789
6.00% due 10/01/37		11,717	11,892
6.50% due 05/01/16		4,410	4,565
6.50% due 05/01/29		5,676	5,882
6.50% due 03/01/36		35,794	36,801
6.50% due 05/01/36		1,270	1,306
7.00% due 04/01/32		10,790	11,303
7.50% due 08/01/23		786	841
7.50% due 04/01/28		4,430	4,744
8.50% due 12/01/19		8	8
Federal Home Loan Mtg. Corp., REMIC Series 2635, Class NJ
3.00% due 03/15/17(6)		41,195	39,516

Federal Home Loan Mtg. Corp., REMIC Series 2586, Class NK
3.50% due 08/15/16(6)	17,949	17,546
Federal Home Loan Mtg. Corp., REMIC Series 1577, Class PK
6.50% due 09/15/23(6)	20,000	21,070
Federal Home Loan Mtg. Corp., REMIC Series 1226, Class Z
7.75% due 03/15/22(6)	2,418	2,521
		4,076,988
Federal National Mtg. Assoc. — 9.2%
4.50% due 11/01/22	145,000	142,573
4.56% due 01/01/15	213,274	211,694
4.85% due 11/01/15	218,548	220,622
5.00% due 06/01/19	5,511	5,521
5.00% due 07/01/22	599,726	600,385
5.00% due 04/01/34	182,541	178,309
5.00% due 05/01/35	7,277	7,105
5.00% due 09/01/35	148,821	145,290
5.00% due 10/01/35	561,169	547,854
5.00% due 07/01/37	148,877	145,267
5.50% due 03/01/18	13,155	13,350
5.50% due 06/01/19	23,010	23,332
5.50% due 11/01/20	25,093	25,427
5.50% due 04/01/21	505,605	512,223
5.50% due 08/01/21	608,212	616,172
5.50% due 10/01/22	183,640	186,022
5.50% due 11/01/22	49,254	49,893
5.50% due 12/01/33	253,336	253,524
5.50% due 06/01/34	33,119	33,121
5.50% due 06/01/35	1,436,219	1,435,343
5.50% due 02/01/36(1)	40,289	40,782
5.50% due 06/01/36	535,038	535,991
5.50% due 08/01/36	86,561	86,467
5.50% due 11/01/36	104,629	104,517
5.50% due 04/01/37	904,021	903,044
5.50% due 05/01/37	25,867	25,838
5.50% due 07/01/37	994,554	993,433
5.50% due February TBA	925,000	923,266
5.92% due 10/01/11	50,207	52,299
6.00% due 06/01/17	23,184	23,767
6.00% due 06/01/21	335,046	343,081
6.00% due 08/01/21	166,344	170,333
6.00% due 10/01/21	850,313	870,704
6.00% due 12/01/33	59,982	61,031
6.00% due 05/01/34	3,999	4,066
6.00% due 06/01/35	6,160	6,259
6.28% due 07/01/11	39,840	41,898
6.36% due 07/01/08	12,607	12,563
6.50% due 08/01/17	50,990	52,747
6.50% due 09/01/26	414,252	426,249
6.50% due 09/01/32	54,316	56,153
6.50% due 04/01/34	27,149	27,982
6.50% due 08/01/36	723,097	743,375
6.50% due 11/01/37	674,992	693,848
6.50% due February TBA	1,750,000	1,797,031
7.00% due 06/01/37	220,000	228,854
7.00% due 08/01/37	24,494	25,480
7.00% due 09/01/37	71,742	74,630
7.00% due 10/01/37	87,508	91,029
		14,769,744
Government National Mtg. Assoc. — 0.3%
4.50% due 05/15/36	237,748	227,668
6.00% due 11/15/31	220,760	226,551
7.00% due 05/15/33	33,297	35,298
7.50% due 01/15/32	12,287	13,107
8.00% due 01/15/31	2,343	2,537
8.50% due 11/15/17	1,594	1,719
9.00% due 11/15/21	621	673
Government National Mtg. Assoc. Pass-Through
Series 2005-74 Class HB 7.50% due 09/15/35(6)	671	725
Government National Mtg. Assoc. Pass-Through
Series 2005-74 Class HC 7.50% due 09/16/35(6)	8,097	8,699
		516,977
Overseas Private Investment Corp. — 0.0%
6.99% due 01/15/09	45,553	46,316
Total U.S. Government Agencies (cost $19,285,864)		19,489,795
U.S. GOVERNMENT TREASURIES — 1.1%
United States Treasury Bonds — 0.4%
4.75% due 02/15/37	10,000	10,466
6.63% due 02/15/27	500,000	634,570
		645,036
United States Treasury Notes — 0.7%
3.38% due 09/15/09	150,000	150,785
4.25% due 11/15/17	62,000	63,080
4.50% due 05/15/10	10,000	10,334
4.63% due 11/15/16	20,000	20,945
4.75% due 05/31/12	480,000	506,588
4.88% due 06/30/12	140,000	148,488
5.13% due 05/15/16	10,000	10,823
5.63% due 05/15/08(13)	150,000	151,207
		1,062,250
Total U.S. Government Treasuries (cost $1,651,838)		1,707,286
Total Long-Term Investment Securities (cost $125,213,325)		152,875,130

SHORT-TERM INVESTMENT SECURITIES — 0.1%
Sovereign — 0.1%
Egyptian Treasury Bill 5.98% due 05/06/08 (cost $165,549)	EGP	925,000	163,712
REPURCHASE AGREEMENTS — 7.0%
Agreement with State Street Bank & Trust Co., bearing interest at 2.00%, dated 12/31/07, to be repurchased 01/02/08 in the amount of $958,106 and collateralized by $925,000 of United States Treasury Bonds, bearing interest at 5.13%, due 06/30/11 and having an approximate value of $980,500	958,000		958,000
Agreement with State Street Bank & Trust Co., bearing interest at 2.00%, dated 12/31/07, to be repurchased 01/02/08 in the amount of $609,068 and collateralized by $590,000 of United States Treasury Bonds, bearing interest at 4.63%, due 08/31/11 and having an approximate value of $626,138	609,000		609,000
Bank of America Joint Repurchase Agreement(14)	2,120,000		2,120,000
State Street Bank & Trust Co. Joint Repurchase Agreement(14)	2,541,000		2,541,000
UBS Securities, LLC Joint Repurchase Agreement(14)	5,000,000		5,000,000
Total Repurchase Agreements (cost $11,228,000)			11,228,000

TOTAL INVESTMENTS (cost $136,606,874) (15)	102.3%		164,266,842
Liabilities in excess of other assets	(2.3)		(3,688,402)
NET ASSETS	100.0%		160,578,440

†	Non-income producing security
*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At December 31, 2007, the aggregate value of these securities was $2,960,266 representing 1.8% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.

(1)	Floating rate security where the rate fluctuates. The rate moves up or down at each reset date. The rate reflected is as of December 31, 2007.
(2)	Perpetual maturity - maturity date reflects the next call date.
(3)	“Step-up” security where the rate increases (“steps-up”) at a predetermined rate. Rate shown reflects the increased rate.
(4)	Commercial Mortgage Backed Security
(5)	Variable Rate Security - the rate reflected is as of December 31, 2007, maturity date reflects the stated maturity date.
(6)	Collateralized Mortgage Obligation
(7)	Fair valued security; see Note 1
(8)	Illiquid security
(9)

To the extent permitted by the Statement of Additional Information, the Multi-Managed Growth Portfolio may invest in restricted securities.  The Portfolio has no right to demand registration of these securities.  The securities are valued pursuant to Note 1.  Restricted securities held by a Portfolio may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933.  The risk of investing in such securities is generally greater than the risk of investing in the securities of widely held, publicly traded companies.  Lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security.  In addition, these securities may exhibit greater price volatility than securities for which secondary markets exist.  As of December 31, 2007, the Multi-Managed Growth Portfolio held the following restricted securities:

					Market
	Acquisition	Principal	Acquisition	Market	Value	% of
Name	Date	Amount	Cost	Value	Per Share	Net Assets

ICO North America, Inc. 7.50% due 8/15/09	08/11/2005	$5,000	$5,000	$4,900	$98.00	0.00%
Southern Energy, Inc. 7.90% due 7/15/09	01/10/2006	20,000	0	0	0.00	0.00%
				$4,900		0.00%

(10)	Company has filed Chapter 11 bankruptcy protection.
(11)

The Portfolio invests in Senior Loans which generally pay interest at rates which are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major European banks, such as the London Inter-Bank Offer Rate (“LIBOR”) or the prime rate offered by one or more major United States banks, or the certificate of deposit rate. Senior Loans are generally considered to be restrictive in that the Portfolio is ordinarily contractually obligated to receive approval from the Agent Bank and/or borrower prior to the disposition of a Senior Loan.

(12)

Senior Loans in the Fund’s Portfolio are generally subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments may occur. As a result, the actual remaining maturity may be substantially less than the stated maturities shown.

(13)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(14)	See Note 2 for details of Joint Repurchase Agreements.
(15)	See Note 4 for cost of investments on a tax basis.
(16)	Denominated in United States Dollars unless otherwise indicated.
(17)	Variable Rate Security - the rate reflected is as of December, 31, 2007, maturity date reflects the next reset date.
(18)	“Step-up” security where the rate increases (“steps-up”) at a predetermined rate. The rate reflected is as of December 31, 2007.
(19)	Company emerged from bankruptcy protection subsequent to December 31, 2007.
(20)	Brazilian inflation linked security. Income is linked to Brazil’s IPCA Consumer Price Index.

ADR	- American Depository Receipt
BTL	- Bank Term Loan
REMIC	- Real Estate Mortgage Investment Conduit
TBA	- Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal and maturity date will be determined upon settlement date.

Open Futures Contracts

Number of Contracts	Description	Expiration Date	Value at Trade Date	Value as of December 31, 2007	Unrealized Appreciation (Depreciation)
7 Long	U.S. Treasury 5 YR Notes	March 2008	$771,792	$771,969	$177
3 Short	U.S. Treasury Bonds	March 2008	343,606	349,125	(5,519)
12 Short	U.S. Treasury 10 YR Notes	March 2008	1,346,489	1,360,688	(14,199)
6 Long	U.S. Treasury 2 YR Notes	March 2008	1,258,328	1,261,500	3,172
					$(16,369)

Open Bond Forward Contracts

						Unrealized
	Principal			Value at	Value as of	Appreciation/
Description	Amount		Delivery Date	Trade Date	December 31, 2007	Depreciation

Canadian Government Bond 5.25% due 06/01/12	CAD	1,500,000	2/14/2008	$1,565,346	$1,604,390	$39,044
Canadian Government Bond 3.75% due 06/01/12	CAD	1,600,000	2/14/2008	1,576,066	1,613,788	37,722
Canadian Government Bond 5.75% due 06/01/33	CAD	(725,000)	2/14/2008	(887,621)	(924,918)	(37,297)
Unites States Treasury Notes TIPS 2.50% due 07/15/16		(1,612,822)	1/31/2008	(1,698,058)	(1,722,874)	(24,816)
Unites States Treasury Notes 4.88% due 08/15/16		1,725,000	1/11/2008	1,820,139	1,837,581	17,442
						$32,095

Open Forward Foreign Currency Contracts

Contract to			In Exchange		Delivery	Gross Unrealized
Deliver			For		Date	Appreciation
*	CAD	315,000	USD	320,317	3/19/2008	$898
	USD	307,855	AUD	353,000	3/19/2008	573
*	USD	358,490	BRL	663,000	3/19/2008	11,240
	USD	334,055	MYR	1,120,000	3/19/2008	6,360
	USD	321,464	SEK	2,080,000	3/19/2008	529
						$19,600

Contract to			In Exchange		Delivery	Gross Unrealized
Deliver			For		Date	Depreciation
*	BRL	1,580,000	USD	846,958	3/19/2008	$(34,148)
*	USD	321,494	CAD	315,000	3/19/2008	(2,075)
	USD	207,097	IDR	1,926,000,000	1/18/2008	(2,185)
						$(38,408)
Net Unrealized Appreciation (Depreciation)						$(18,808)

* Represents partially offsetting forward foreign currency contracts, that to the extent they are offset, do not have additional market risk, but have continued counterparty settlement risk.

AUD - Australian Dollar
BRL - Brazilian Real
CAD - Canadian Dollar
EGP - Egyptian Pound
IDR - Indonesian Rupiah
MYR- Malaysian Ringgit
SEK - Swedish Krona
USD - United States Dollar

TIPS - Treasury Inflation Protected Securities

See Notes to Portfolio of Investments

SEASONS SERIES TRUST

MULTI-MANAGED MODERATE GROWTH PORTFOLIO

Portfolio of Investments — December 31, 2007

(unaudited)

Security Description	Shares/Principal Amount(16)	Value (Note 1)
COMMON STOCK — 53.7%
Aerospace/Defense — 0.5%
Boeing Co.	4,700	$411,062
General Dynamics Corp.	2,900	258,071
Lockheed Martin Corp.	3,400	357,884
Raytheon Co.	6,100	370,270
		1,397,287
Aerospace/Defense-Equipment — 0.2%
United Technologies Corp.	6,600	505,164
Agricultural Chemicals — 4.5%
Monsanto Co.	36,845	4,115,218
Potash Corp. of Saskatchewan, Inc.	56,090	8,074,716
Syngenta AG	6,424	1,629,932
		13,819,866
Agricultural Operations — 0.9%
Archer-Daniels-Midland Co.	12,600	585,018
Bunge, Ltd.	18,165	2,114,588
		2,699,606
Apparel Manufacturers — 0.2%
Coach, Inc.†	3,700	113,146
Hartmarx Corp.†	110,100	375,441
Polo Ralph Lauren Corp.	600	37,074
		525,661
Applications Software — 0.2%
Microsoft Corp.	17,600	626,560
Audio/Video Products — 0.5%
Sony Corp. ADR	26,425	1,434,877
Banks-Commercial — 0.0%
Marshall & Ilsley Corp.	2,499	66,174
Banks-Fiduciary — 0.2%
The Bank of New York Mellon Corp.	12,901	629,053
Banks-Super Regional — 1.0%
Bank of America Corp.	6,800	280,568
PNC Financial Services Group, Inc.	5,800	380,770
SunTrust Banks, Inc.	2,200	137,478
US Bancorp	6,300	199,962
Wachovia Corp.	2,300	87,469
Wells Fargo & Co.	60,350	1,821,966
		2,908,213
Beverages-Non-alcoholic — 0.4%
PepsiCo, Inc.	6,000	455,400
The Coca-Cola Co.	12,600	773,262
		1,228,662
Beverages-Wine/Spirits — 0.1%
Diageo PLC ADR	2,300	197,409
Brewery — 0.0%
Anheuser-Busch Cos., Inc.	2,900	151,786
Building-Heavy Construction — 0.3%
Granite Construction, Inc.	23,600	853,848
Cable TV — 0.0%
Comcast Corp., Special Class A†	4,100	74,292
Casino Hotel — 0.4%
Boyd Gaming Corp.	40,250	1,371,318
Commercial Services — 0.7%
AerCap Holdings NV†	29,400	613,578
TeleTech Holdings, Inc.†	34,500	733,815
The Providence Service Corp.†	25,900	728,826
		2,076,219
Commercial Services-Finance — 1.4%
Euronet Worldwide, Inc.†	30,700	921,000
Global Cash Access Holdings, Inc.†	107,000	648,420
Heartland Payment Systems, Inc.	30,540	818,472
Jackson Hewitt Tax Service, Inc.	52,100	1,654,175
The Western Union Co.	4,700	114,116
		4,156,183
Computers — 6.2%
Apple, Inc.†	51,905	10,281,342
Hewlett-Packard Co.	12,600	636,048
International Business Machines Corp.	4,200	454,020
Research In Motion, Ltd.†	67,040	7,602,336
		18,973,746
Cosmetics & Toiletries — 0.5%
Colgate-Palmolive Co.	6,100	475,556
Procter & Gamble Co.	16,000	1,174,720
		1,650,276
Data Processing/Management — 0.2%
Global Payments, Inc.	7,400	344,248
MoneyGram International, Inc.	24,100	370,417
		714,665
Dental Supplies & Equipment — 0.3%
Sirona Dental Systems, Inc.†	24,300	813,564
Diagnostic Equipment — 0.2%
Home Diagnostics, Inc.†	59,100	482,847
Diversified Manufacturing Operations — 0.3%
General Electric Co.	20,700	767,349
Honeywell International, Inc.	3,800	233,966
		1,001,315
E-Commerce/Products — 0.3%
NutriSystem, Inc.†	35,600	960,488
Electric Products-Misc. — 0.1%
Emerson Electric Co.	6,000	339,960
Electric-Integrated — 0.5%
Dominion Resources, Inc.	8,100	384,345
FPL Group, Inc.	4,700	318,566
Northeast Utilities	5,800	181,598
PG&E Corp.	8,500	366,265
Progress Energy, Inc.	5,900	285,737
		1,536,511
Electronic Components-Semiconductors — 0.9%
Advanced Micro Devices, Inc.†	1,500	11,250
Intel Corp.	21,700	578,522
Microchip Technology, Inc.	44,200	1,388,764
Microsemi Corp.†	16,200	358,668
NVIDIA Corp.†	3,950	134,379
Texas Instruments, Inc.	4,200	140,280
		2,611,863
Electronic Forms — 0.1%
Adobe Systems, Inc.†	6,800	290,564
Electronic Measurement Instruments — 0.1%
Agilent Technologies, Inc.†	7,100	260,854

Enterprise Software/Service — 0.2%
Epicor Software Corp.†	26,300	309,814
Oracle Corp.†	16,100	363,538
		673,352
Entertainment Software — 0.6%
Activision, Inc.†	6,700	198,990
Electronic Arts, Inc.†	25,975	1,517,200
		1,716,190
Finance-Commercial — 0.1%
Cardtronics, Inc.†	25,200	254,772
Finance-Credit Card — 0.0%
American Express Co.	2,300	119,646
Finance-Investment Banker/Broker — 2.3%
Citigroup, Inc.	7,100	209,024
JPMorgan Chase & Co.	8,700	379,755
Lehman Brothers Holdings, Inc.	14,835	970,802
Merrill Lynch & Co., Inc.	21,090	1,132,111
Morgan Stanley	4,400	233,684
The Bear Stearns Cos., Inc.	10,970	968,103
The Goldman Sachs Group, Inc.	14,855	3,194,568
		7,088,047
Finance-Mortgage Loan/Banker — 0.1%
Fannie Mae	6,600	263,868
Food-Confectionery — 0.1%
WM Wrigley Jr. Co.	3,500	204,925
Food-Misc. — 0.3%
Campbell Soup Co.	7,600	271,548
Kellogg Co.	5,300	277,879
Kraft Foods, Inc., Class A	14,300	466,609
		1,016,036
Food-Retail — 0.0%
The Kroger Co.	5,600	149,576
Food-Wholesale/Distribution — 0.4%
Spartan Stores, Inc.	48,700	1,112,795
Footwear & Related Apparel — 0.2%
Steven Madden, Ltd.†	30,300	606,000
Independent Power Producers — 0.0%
Dynegy, Inc., Class A†	33	236
Mirant Corp.†	31	1,208
		1,444
Industrial Gases — 0.2%
Praxair, Inc.	5,400	479,034
Instruments-Scientific — 0.3%
FEI Co.†	31,600	784,628
Insurance Broker — 0.1%
AON Corp.	7,800	371,982
Insurance-Multi-line — 0.1%
Hartford Financial Services Group, Inc.	2,100	183,099
MetLife, Inc.	3,000	184,860
		367,959
Insurance-Property/Casualty — 0.0%
SAFECO Corp.	600	33,408
Internet Application Software — 0.2%
DealerTrack Holdings, Inc.†	22,800	763,116
Internet Content-Information/News — 0.2%
Harris Interactive, Inc.†	145,200	618,552
WebMD Health Corp., Class A†	200	8,214
		626,766
Internet Infrastructure Equipment — 0.3%
Avocent Corp.†	33,000	769,230
Internet Infrastructure Software — 0.2%
Akamai Technologies, Inc.†	21,410	740,786
Machinery-Construction & Mining — 0.0%
Caterpillar, Inc.	1,600	116,096
Machinery-General Industrial — 0.2%
Flow International Corp.†	61,300	571,316
Medical Instruments — 0.2%
Medtronic, Inc.	3,600	180,972
St. Jude Medical, Inc.†	7,400	300,736
		481,708
Medical Labs & Testing Services — 0.1%
Quest Diagnostics, Inc.	5,000	264,500
Medical Laser Systems — 0.2%
Cynosure, Inc. Class A†	18,800	497,448
Medical Products — 0.2%
Baxter International, Inc.	5,200	301,860
Johnson & Johnson	4,400	293,480
		595,340
Medical-Biomedical/Gene — 1.3%
Amgen, Inc.†	6,500	301,860
Celgene Corp.†	50,925	2,353,244
Genentech, Inc.†	13,370	896,726
Genzyme Corp.†	4,200	312,648
		3,864,478
Medical-Drugs — 1.4%
Abbott Laboratories	14,500	814,175
Bristol-Myers Squibb Co.	6,500	172,380
Eli Lilly & Co.	5,300	282,967
Merck & Co., Inc.	9,700	563,667
Pfizer, Inc.	9,200	209,116
Roche Holding AG	9,940	1,712,178
Schering-Plough Corp.	5,000	133,200
Sepracor, Inc.†	20,200	530,250
		4,417,933
Medical-Hospitals — 0.3%
Universal Health Services, Inc., Class B	15,300	783,360
Medical-Outpatient/Home Medical — 0.2%
Lincare Holdings, Inc.†	16,800	590,688
Metal Processors & Fabrication — 0.9%
Precision Castparts Corp.	19,255	2,670,668
Metal-Diversified — 0.0%
Freeport-McMoRan Copper & Gold, Inc.	737	75,498
Mining — 0.2%
Barrick Gold Corp.	16,900	710,645
Multimedia — 0.1%
The Walt Disney Co.	3,900	125,892
Time Warner, Inc.	6,200	102,362
		228,254

Networking Products — 0.7%
Anixter International, Inc.†	13,800	859,326
Cisco Systems, Inc.†	20,000	541,400
Polycom, Inc.†	27,000	750,060
		2,150,786
Oil Companies-Exploration & Production — 2.6%
Apache Corp.	11,810	1,270,047
Continental Resources, Inc.†	110,175	2,878,873
EOG Resources, Inc.	11,835	1,056,274
Occidental Petroleum Corp.	19,170	1,475,898
PetroHawk Energy Corp.†	12,400	214,644
Unit Corp.†	22,400	1,036,000
XTO Energy, Inc.	1,500	77,040
		8,008,776
Oil Companies-Integrated — 4.6%
Chevron Corp.	6,100	569,313
ConocoPhillips	51,155	4,516,987
ExxonMobil Corp.	11,800	1,105,542
Hess Corp.	37,185	3,750,479
Marathon Oil Corp.	300	18,258
Suncor Energy, Inc.	38,515	4,187,736
		14,148,315
Oil Field Machinery & Equipment — 0.3%
Complete Production Services, Inc.†	56,100	1,008,117
Oil Refining & Marketing — 0.4%
Valero Energy Corp.	19,420	1,359,983
Oil-Field Services — 0.6%
Baker Hughes, Inc.	2,800	227,080
Schlumberger, Ltd.	6,000	590,220
TETRA Technologies, Inc.†	57,600	896,832
		1,714,132
Optical Supplies — 0.7%
Alcon, Inc.	14,370	2,055,485
Pharmacy Services — 0.2%
Express Scripts, Inc.†	7,700	562,100
Medco Health Solutions, Inc.†	1,900	192,660
		754,760
Physical Therapy/Rehabilation Centers — 0.8%
Healthsouth Corp.†	17,100	359,100
Psychiatric Solutions, Inc.†	62,500	2,031,250
		2,390,350
Power Converter/Supply Equipment — 0.4%
PowerSecure International, Inc.†	89,600	1,209,600
Printing-Commercial — 0.3%
Cenveo, Inc.†	18,700	326,689
Consolidated Graphics, Inc.†	15,500	741,210
		1,067,899
Real Estate Management/Services — 0.2%
Grubb & Ellis Co.	96,000	615,360
Rental Auto/Equipment — 0.1%
RSC Holdings, Inc.†	36,100	453,055
Retail-Apparel/Shoe — 0.6%
Abercrombie & Fitch Co., Class A	22,090	1,766,537
Retail-Computer Equipment — 0.2%
GameStop Corp., Class A†	7,400	459,614
Retail-Consumer Electronics — 0.1%
Best Buy Co., Inc.	5,400	284,310
Retail-Discount — 0.3%
Citi Trends, Inc.†	34,700	535,768
Target Corp.	4,200	210,000
Wal-Mart Stores, Inc.	4,400	209,132
		954,900
Retail-Drug Store — 0.2%
CVS Caremark Corp.	15,300	608,175
Walgreen Co.	1,800	68,544
		676,719
Retail-Jewelry — 0.0%
Tiffany & Co.	800	36,824
Retail-Major Department Stores — 0.6%
J.C. Penney Co., Inc.	39,435	1,734,746
Retail-Petroleum Products — 0.4%
World Fuel Services Corp.	45,700	1,326,671
Retail-Regional Department Stores — 0.1%
Kohl’s Corp.†	5,200	238,160
Macy’s, Inc.	2,500	64,675
		302,835
Retail-Restaurants — 0.4%
McCormick & Schmick’s Seafood Restaurants, Inc.†	39,400	470,042
Morton’s Restaurant Group, Inc.†	69,900	652,167
		1,122,209
Semiconductor Equipment — 0.5%
Varian Semiconductor Equipment Associates, Inc.†	26,000	962,000
Veeco Instruments, Inc.†	34,500	576,150
		1,538,150
Semiconductors Components-Intergrated Circuits — 0.5%
Integrated Device Technology, Inc.†	122,400	1,384,344
Telecom Equipment-Fiber Optics — 0.1%
Corning, Inc.	12,900	309,471
Telecom Services — 0.6%
Consolidated Communications Holdings, Inc.	35,700	710,430
NeuStar, Inc.†	9,000	258,120
Time Warner Telecom, Inc., Class A†	43,290	878,354
		1,846,904
Telecommunication Equipment — 0.3%
Arris Group, Inc.†	77,900	777,442
Harris Corp.	1,500	94,020
		871,462
Telephone-Integrated — 0.4%
AT&T, Inc.	24,207	1,006,043
Sprint Nextel Corp.	3,200	42,016
Verizon Communications, Inc.	3,300	144,177
		1,192,236

Theater — 0.1%
Carmike Cinemas, Inc.	44,000	$319,440
Therapeutics — 1.4%
Amylin Pharmaceuticals, Inc.†	3,200	118,400
Gilead Sciences, Inc.†	89,220	4,105,012
ImClone Systems, Inc.†	4,300	184,900
		4,408,312
Tobacco — 0.1%
Altria Group, Inc.	3,700	279,646
Transactional Software — 0.3%
VeriFone Holdings, Inc.†	42,300	983,475
Transport-Services — 0.3%
United Parcel Service, Inc., Class B	3,300	233,376
UTI Worldwide, Inc.	40,500	793,800
		1,027,176
Veterinary Diagnostics — 0.1%
Animal Health International, Inc.†	37,100	456,330
Web Portals/ISP — 1.2%
Google, Inc., Class A†	5,290	3,657,929
Yahoo!, Inc.†	5,000	116,300
		3,774,229
Wireless Equipment — 0.6%
Nokia Oyj ADR	16,300	625,757
QUALCOMM, Inc.	14,100	554,835
Radyne Corp.†	81,000	745,200
		1,925,792
Total Common Stock (cost $127,976,465)		164,289,273
PREFERRED STOCK — 0.1%
Banks-Money Center — 0.0%
Santander Finance Preferred SA 5.66%(1)	2,400	44,520
Banks-Super Regional — 0.0%
Wachovia Capital Trust IX 6.38%	900	17,955
Diversified Financial Services — 0.0%
General Electric Capital Corp. 8.00%(3)	2,000	45,000
Special Purpose Entity — 0.1%
Structured Repackaged Asset-Backed Trust Securities 4.10%(1)	2,800	48,524
Total Preferred Stock (cost $198,966)		155,999

ASSET BACKED SECURITIES — 5.8%
Diversified Financial Services — 5.8%
American Tower Trust, Series 2007-1A, Class AFX 5.42% due 04/15/37*(4)	825,000	841,401
Asset Securitization Corp., Series 1997-D5, Class A1C 6.75% due 02/14/41(4)	8,661	8,672
Banc of America Commercial Mtg., Inc., Series 2005-6, Class A4 5.35% due 09/10/47(4)(5)	80,000	80,174
Banc of America Commercial Mtg., Inc., Series 2007-1, Class A4 5.45% due 01/15/49(4)	1,000,000	1,004,891
Banc of America Funding Corp., Series 2007-C, Class 5A1 5.39% due 05/20/36(5)(6)	107,644	107,214
Banc of America Funding Corp., Series 2006-J, Class 2A1 5.89% due 01/20/47(5)(6)	107,904	106,421
Banc of America Large Loan, Series 2006-277A, Class PAA 5.27% due 10/10/45*(4)(5)	110,000	101,161
Bear Stearns Commercial Mtg. Securities, Inc., Series 2004-PWR6, Class A6 4.83% due 11/11/41(4)	760,000	752,189
Bear Stearns Commercial Mtg. Securities, Inc., Series 2007-PW15, Class A2 5.21% due 02/11/44(4)	55,000	54,783
Bear Stearns Commercial Mtg. Securities, Inc., Series 2007-PW18, Class A4 5.70% due 10/11/17(4)	160,000	167,825
Cabela’s Credit Card Master Trust, Series 2006-3A, Class A1 5.26% due 10/15/14*	550,000	563,608
Chase Mtg. Finance Corp., Series 2007-A2, Class 1A1 4.61% due 07/25/37(5)(6)	150,502	148,827
Citigroup/Deutsche Bank Commercial Mtg. Trust, Series 2005-CD1, Class A4 5.40% due 07/15/44(4)(5)	225,000	224,344
Commercial Mtg. Pass Through Certs., Series 2004-LB2A, Class A3 4.22% due 03/10/39(4)	128,000	126,644
Commercial Mtg. Pass Through Certs., Series 2006-C7, Class A4 5.96% due 06/10/46(4)(5)	400,000	414,298
Countrywide Asset-Backed Certs., Series 2006-S6, Class A3 5.66% due 03/25/34	110,000	97,446
Countrywide Home Loans, Series 2007-4, Class 1A1 6.00% due 05/25/37(6)	239,677	240,861

Countrywide Home Loans, Series 2006-14, Class A3 6.25% due 09/25/36(6)	160,773	162,681
Credit Suisse Mtg. Capital Certs., Series 2006-C1, Class A4 5.61% due 02/15/39(4)(5)	1,000,000	1,015,156
Crown Castle Towers LLC, Series 2006-1A Class E 6.07% due 11/15/36*(4)(7)	160,000	152,360
Greenwich Capital Commerical Funding Corp., Series 2005-GG3, Class A4 4.80% due 08/10/42(4)	760,000	731,146
GS Mtg. Securities Corp. II, Series 2004-GG2, Class A6 5.40% due 08/10/38(4)	500,000	510,571
GS Mtg. Securities Corp. II, Series 2007-GG10, Class AM 5.99% due 08/10/45(4)(5)	135,000	136,368
GS Mtg. Securities Corp. II, Series 2007-EOP, Class L 6.55% due 03/06/20*(1)(4)	155,000	148,800
GSR Mtg. Loan Trust, Series 2005-AR2, Class 1A2 5.70% due 04/25/35(5)(6)	263,347	259,872
GSR Mtg. Loan Trust, Series 2007-AR1, Class 2A1 6.00% due 03/25/37(5)(6)	88,779	88,841
Impac CMB Trust, Series 2005-4, Class 1A1A 5.14% due 05/25/35(1)(6)	238,035	221,403
JP Morgan Chase Commercial Mtg. Securities Corp., Series 2004-CBX, Class A3 4.18% due 01/12/37(4)	450,000	446,584
JP Morgan Chase Commercial Mtg. Securities Corp., Series 2007-CB18, Class A4 5.44% due 06/12/47(4)	35,000	35,139
JP Morgan Chase Commercial Mtg. Securities Corp., Series 2006-CB16, Class E 5.84% due 05/12/45*(4)	50,000	43,608
JP Morgan Chase Commercial Mtg. Securities Corp., Series 2006-LDP7, Class A4 6.07% due 04/15/45(4)(5)	930,000	967,630
JP Morgan Chase Commercial Mtg. Securities Corp., Series 2007-CB20, Class AJ 6.30% due 09/12/17(4)(5)	150,000	148,028
LB-UBS Commercial Mtg. Trust, Series 2005-C5, Class A2 4.89% due 09/15/30(4)	650,000	648,647
LB-UBS Commercial Mtg. Trust, Series 2001-C7, Class A5 6.13% due 12/11/30(4)	210,000	219,871
LB-UBS Commercial Mtg. Trust, Series 2007-C6, Class B 6.45% due 07/17/40(4)(5)	100,000	95,774
Merrill Lynch Mtg. Investors Trust, Series 2005-A1, Class 2A1 4.52% due 12/25/34(5)(6)	239,871	239,227
Merrill Lynch Mtg. Trust, Series 2005-CIP1, Class A4 5.05% due 07/12/38(4)	725,000	709,618
Merrill Lynch Mtg. Trust, Series 2006-C1, Class A2 5.80% due 05/12/39(4)(5)	1,100,000	1,117,520
Morgan Stanley Capital I, Series 2005-T17, Class A5 4.78% due 12/13/41(4)	1,010,000	971,010
Morgan Stanley Capital I, Series 2006-IQ12, Class D 5.53% due 12/15/43(4)	65,000	58,608
Morgan Stanley Capital I, Series 1998-WF2, Class A2 6.54% due 05/15/08(4)	56,056	55,998
Morgan Stanley Mtg. Loan Trust, Series 2007-12, Class 3A22 6.00% due 08/25/37(6)	211,791	216,110
MortgageIT Trust, Series 2005-4, Class A1 5.15% due 10/25/35(1)(6)	500,876	488,665
Ocwen Advance Receivables Backed Notes, Series 2006-1A 5.34% due 11/24/15*(7)	80,000	64,000
Peco Energy Transition Trust, Series 2001-A, Class A1 6.52% due 12/31/10	760,000	805,771
Residential Asset Securities Corp., Series 2003-KS10, Class AI6 4.54% due 12/25/33	188,344	182,015
Swift Master Auto Receivables Trust, Series 2007-2, Class A 5.68% due 10/15/12(1)	154,988	154,878
Wachovia Bank Commercial Mtg. Trust, Series 2006-WL7A, Class F 5.37% due 09/15/21*(1)(4)	140,000	134,564
Wells Fargo Mtg. Backed Securities Trust, Series 2005-AR2, Class 2A2 4.55% due 03/25/35(5)(6)	482,277	475,737
Wells Fargo Mtg. Backed Securities Trust, Series 2004-BB, Class A2 4.56% due 01/25/35(5)(6)	571,825	569,978
Wells Fargo Mtg. Backed Securities Trust, Series 2006-AR17, Class A2 5.84% due 10/25/36(5)(6)	151,675	152,963

Wells Fargo Mtg. Backed Securities Trust, Series 2006-AR12, Class 2A1 6.10% due 09/25/36(5)(6)	63,318	63,407
West Penn Funding LLC Transition Bonds, Series 1999-A, Class A4 6.98% due 12/26/08(6)	148,924	150,088
Total Asset Backed Securities (cost $17,790,866)		17,683,395
CONVERTIBLE BONDS & NOTES — 0.0%
Telecom Services — 0.0%
ICO North America, Inc. Notes 7.50% due 08/15/09(7)(8)(9) (cost $5,000)	5,000	4,900
CORPORATE BONDS & NOTES — 11.2%
Aerospace/Defense-Equipment — 0.0%
United Technologies Corp. Senior Notes 5.38% due 12/15/17	15,000	15,131
United Technologies Corp. Senior Notes 6.10% due 05/15/12	28,000	29,528
		44,659
Agricultural Chemicals — 0.0%
Terra Capital, Inc. Company Guar. Notes 7.00% due 02/01/17	5,000	4,888
The Mosaic Co. Senior Notes 7.38% due 12/01/14*	15,000	16,050
		20,938
Agricultural Operations — 0.2%
Archer-Daniels-Midland Co. Senior Notes 6.45% due 01/15/38	21,000	21,825
Cargill, Inc. Notes 5.00% due 11/15/13*	42,000	41,292
Cargill, Inc. Notes 5.60% due 09/15/12*	385,000	391,310
		454,427
Airlines — 0.3%
American Airlines, Inc. Pass Through Certs. Series 2003-1 3.86% due 07/09/10	96,001	91,081
American Airlines, Inc. Pass Through Certs. Series 2001-1, Class A-2 6.82% due 05/23/11	20,000	19,375
Continental Airlines, Inc. Pass Through Certs. Series 1998-3, Class A-2 6.32% due 11/01/08	300,000	298,500
Continental Airlines, Inc. Pass Through Certs. Series 1981-1, Class A 6.65% due 09/15/17	51,982	52,242
Continental Airlines, Inc. Pass Through Certs. Series 2007-1, Class B 6.90% due 04/19/22	60,000	54,000
Northwest Airlines, Inc. Pass Through Certs. Series 2002-1, Class G2 6.26% due 11/20/21	12,702	12,654
Southwest Airlines Co. Pass Through Certs. Series 2007-1, Class A 6.15% due 08/01/22	255,000	249,798
		777,650
Auto-Cars/Light Trucks — 0.0%
DaimlerChrysler NA Holding Corp. Company Guar. Notes 5.46% due 03/13/09(1)	20,000	19,888
Ford Motor Co. Debentures 6.38% due 02/01/29	20,000	13,300
General Motors Corp. Debentures 8.25% due 07/15/23	20,000	15,900
General Motors Corp. Senior Bonds 8.38% due 07/15/33	5,000	4,025
		53,113
Banks-Commercial — 0.1%
Colonial Bank NA Sub. Notes 6.38% due 12/01/15	20,000	19,766
Compass Bank Notes 5.50% due 04/01/20	30,000	28,226
Compass Bank Sub. Notes 6.40% due 10/01/17	15,000	15,308
First Maryland Capital II Notes 5.76% due 02/01/27(1)	28,000	25,980
Popular North America, Inc. Company Guar. Notes 5.65% due 04/15/09	23,000	23,225
SouthTrust Bank Sub. Notes 4.75% due 03/01/13	30,000	29,264
SouthTrust Corp. Sub. Notes 5.80% due 06/15/14	15,000	15,490

Union Bank of California NA Sub. Notes 5.95% due 05/11/16	30,000	28,797
US Bank NA Notes 3.90% due 08/15/08	4,000	3,964
		190,020
Banks-Fiduciary — 0.0%
The Bank of New York Mellon Corp. Senior Notes 4.95% due 11/01/12	18,000	18,000
The Bank of New York Mellon Corp. Sub. Notes 6.38% due 04/01/12	15,000	15,715
		33,715
Banks-Super Regional — 0.6%
Bank of America Corp. Sub. Notes 5.25% due 12/01/15	160,000	156,293
Bank of America Corp. Senior Notes 5.38% due 09/11/12	170,000	173,178
Bank of America Corp. Sub. Notes 5.42% due 03/15/17	200,000	193,260
Bank Of America Corp. Senior Notes 6.00% due 09/01/17	310,000	316,718
Capital One Financial Corp. Senior Notes 5.70% due 09/15/11	74,000	71,489
Capital One Financial Corp. Senior Notes 6.75% due 09/15/17	540,000	517,925
JPMorgan Chase Bank NA Sub. Notes 6.00% due 10/01/17	15,000	15,255
JPMorgan Chase Bank NA Sub. Notes 6.13% due 11/01/08	25,000	25,239
Wachovia Capital Trust III Bank Guar. Notes 5.80% due 03/15/11(1)(2)	355,000	317,210
Wells Fargo & Co. Senior Notes 4.63% due 08/09/10	15,000	15,012
		1,801,579
Beverages-Non-alcoholic — 0.0%
PepsiCo, Inc. Notes 4.65% due 02/15/13	31,000	31,208
Brewery — 0.0%
Anheuser-Busch Cos., Inc. Senior Notes 5.60% due 03/01/17	23,000	23,527
Broadcast Services/Program — 0.2%
Clear Channel Communications, Inc. Senior Notes 7.65% due 09/15/10	250,000	256,799
Liberty Media LLC Senior Notes 7.75% due 07/15/09	230,000	234,763
Liberty Media LLC Bonds 7.88% due 07/15/09	20,000	20,305
Nexstar Finance, Inc. Senior Sub. Notes 7.00% due 01/15/14	10,000	9,312
Turner Broadcasting Senior Notes 8.38% due 07/01/13	120,000	134,750
		655,929
Building Products-Air & Heating — 0.0%
American Standard, Inc. Company Guar. Notes 7.38% due 02/01/08	13,000	13,016
Building-Residential/Commerical — 0.1%
D.R. Horton, Inc. Company Guar. Notes 5.00% due 01/15/09	15,000	14,344
D.R. Horton, Inc. Company Guar. Notes 5.38% due 06/15/12	35,000	30,350
D.R. Horton, Inc. Senior Notes 5.63% due 09/15/14	215,000	180,583
Pulte Homes, Inc. Company Guar. Notes 7.88% due 08/01/11	40,000	38,483
Pulte Homes, Inc. Company Guar. Bonds 8.13% due 03/01/11	145,000	140,441
		404,201
Cable TV — 0.3%
AT&T Broadband, Inc. Company Guar. Notes 8.38% due 03/15/13	300,000	336,565
CCH I LLC Company Guar. Notes 11.00% due 10/01/15	12,000	9,720
CCH II LLC/CCH II Capital Corp. Company Guar. Notes 10.25% due 10/01/13	25,000	23,937
Comcast Cable Communications LLC Senior Notes 7.13% due 06/15/13	17,000	18,174
Comcast Corp. Company Guar. Notes 5.88% due 02/15/18	14,000	13,958
COX Communications, Inc. Senior Notes 5.45% due 12/15/14	120,000	117,604

COX Communications, Inc. Notes 5.88% due 12/01/16*	220,000	218,708
COX Communications, Inc. Bonds 6.45% due 12/01/36*	210,000	208,352
Time Warner Cable, Inc. Notes 5.85% due 05/01/17	55,000	55,136
		1,002,154
Casino Hotels — 0.1%
Harrah’s Operating Co., Inc. Company Guar. Notes 5.50% due 07/01/10	130,000	120,900
MGM Mirage, Inc. Senior Notes 5.88% due 02/27/14	10,000	9,150
Seminole Indian Tribe of Florida Bonds 7.80% due 10/01/20*	115,000	118,643
Turning Stone Resort Casino Enterprise Senior Notes 9.13% due 09/15/14*	10,000	10,200
		258,893
Cellular Telecom — 0.2%
Centennial Communications Corp. Senior Notes 10.48% due 01/01/13(1)	25,000	25,562
Cingular Wireless Services, Inc. Senior Notes 7.88% due 03/01/11	360,000	389,868
Cricket Communications, Inc. Company Guar. Notes 9.38% due 11/01/14*	10,000	9,375
MetroPCS Wireless, Inc. Senior Notes 9.25% due 11/01/14	10,000	9,400
Nextel Communications, Inc. Company Guar. Notes 5.95% due 03/15/14	25,000	23,499
Rural Cellular Corp. Senior Sub. Notes 8.12% due 06/01/13(1)	5,000	5,075
		462,779
Chemicals-Diversified — 0.0%
E.I. Du Pont de Nemours & Co. Senior Notes 4.88% due 04/30/14	9,000	8,912
E.I. Du Pont de Nemours & Co. Senior Notes 5.00% due 01/15/13	25,000	25,158
		34,070
Chemicals-Specialty — 0.1%
Cytec Industries, Inc. Notes 4.60% due 07/01/13	175,000	169,632
Cytec Industries, Inc. Notes 5.50% due 10/01/10	85,000	86,713
Huntsman International LLC Company Guar. Notes 7.88% due 11/15/14	15,000	15,900
Momentive Performance Materials, Inc. Senior Sub. Notes 11.50% due 12/01/16*	35,000	30,275
		302,520
Coal — 0.1%
Peabody Energy Corp. Company Guar. Notes 6.88% due 03/15/13	280,000	281,400
Commercial Services-Finance — 0.0%
The Western Union Co. Senior Notes 5.40% due 11/17/11	49,000	49,375
Computer Services — 0.1%
Compucom Systems, Inc. Senior Sub. Notes 12.50% due 10/01/15*	10,000	9,975
Computer Sciences Corp. Notes 3.50% due 04/15/08	15,000	14,910
Electronic Data Systems Corp. Notes 7.45% due 10/15/29	205,000	210,331
		235,216
Consumer Products-Misc. — 0.0%
American Achievement Corp. Senior Sub. Notes 8.25% due 04/01/12	5,000	4,875
Containers-Paper/Plastic — 0.0%
Jefferson Smurfit Corp. Company Guar. Notes 8.25% due 10/01/12	10,000	9,850
Pactiv Corp. Bonds 7.95% due 12/15/25	55,000	62,209
Pliant Corp. Company Guar. Notes 11.13% due 09/01/09	19,000	15,675
Smurfit-Stone Container Enterprises, Inc. Senior Notes 8.00% due 03/15/17	50,000	48,312
		136,046
Data Processing/Management — 0.0%
Fiserv, Inc. Senior Notes 6.13% due 11/20/12	30,000	30,534

Direct Marketing — 0.0%
Affinity Group, Inc. Senior Sub. Notes 9.00% due 02/15/12	10,000	9,500
Diversified Financial Services — 0.1%
American Express Travel Related Services Co., Inc. Senior Notes 5.25% due 11/21/11*	20,000	20,045
Citigroup Capital XXI 8.30% due 12/21/57(1)	355,000	370,688
General Electric Capital Corp. Senior Notes 5.25% due 10/19/12	36,000	36,818
		427,551
Diversified Manufacturing Operations — 0.2%
Danaher Corp. Senior Notes 5.63% due 01/15/18	39,000	39,487
General Electric Co . Notes 5.25% due 12/06/17	514,000	512,903
		552,390
Diversified Operations — 0.1%
Capmark Financial Group, Inc. Company Guar. Notes 5.88% due 05/10/12*	305,000	241,427
Capmark Financial Group, Inc. Company Guar. Notes 6.30% due 05/10/17*	90,000	67,092
		308,519
Electric-Generation — 0.0%
Bruce Mansfield Unit Pass Through Certs. 6.85% due 06/01/34	33,000	33,994
The AES Corp. Senior Notes 8.00% due 10/15/17*	25,000	25,563
The AES Corp. Senior Notes 8.88% due 02/15/11	25,000	26,062
		85,619
Electric-Integrated — 0.5%
Centerpoint Energy, Inc. Senior Notes 5.88% due 06/01/08	30,000	30,027
Commonwealth Edison Co. 1st Mtg. Bonds 5.95% due 08/15/16	45,000	45,650
Commonwealth Edison Co. 1st Mtg. Notes 6.15% due 09/15/17	16,000	16,488
Consumers Energy Co. 1st Mtg. Bonds 4.25% due 04/15/08	30,000	29,899
Dominion Resources, Inc. Senior Notes 5.69% due 05/15/08	33,000	33,073
Dominion Resources, Inc. Jr. Sub. Notes 6.30% due 09/30/66(1)	34,000	33,063
Duke Energy Corp. Senior Notes 4.20% due 10/01/08	30,000	29,811
Duke Energy Indiana, Inc. Debentures 5.00% due 09/15/13	20,000	19,578
Entergy Louisiana LLC 1st Mtg. Bonds 5.83% due 11/01/10	45,000	45,068
Florida Power & Light Co. 1st Mtg. Notes 5.55% due 11/01/17	36,000	36,724
Illinois Power Co. Senior Sec. Notes 6.13% due 11/15/17*	15,000	15,155
Mackinaw Power LLC Sec. Notes 6.30% due 10/31/23*	31,581	33,476
Mirant Americas Generation LLC Senior Notes 8.30% due 05/01/11	10,000	10,025
Mirant Mid-Atlantic LLC Pass Through Certs. Series B 9.13% due 06/30/17	8,945	9,907
Nisource Finance Corp. Company Guar. Notes 5.25% due 09/15/17	14,000	12,870
Nisource Finance Corp. Company Guar. Notes 7.88% due 11/15/10	390,000	413,720
Pepco Holdings, Inc. Senior Notes 6.45% due 08/15/12	15,000	15,697
PSEG Power LLC Company Guar. Notes 7.75% due 04/15/11	15,000	16,139
Puget Sound Energy, Inc. Senior Notes 5.20% due 10/01/15	43,000	41,439
Sierra Pacific Power Co. Senior Mtg. Notes 6.75% due 07/01/37	36,000	37,213
Southern Energy, Inc. Notes 7.90% due 07/15/09†*(7)(8)(9)	25,000	0

Texas Competitive Electric Holdings Co. LLC Senior Notes 10.25% due 11/01/15*	25,000	24,750
Texas-New Mexico Power Co. Senior Notes 6.25% due 01/15/09	100,000	101,117
Union Electric Co. Sec. Notes 6.40% due 06/15/17	295,000	309,166
Virginia Electric & Power Co. Senior Notes 6.35% due 11/30/37	13,000	13,331
		1,373,386
Electronic Components-Semiconductors — 0.0%
Amkor Technology, Inc. Senior Notes 9.25% due 06/01/16	10,000	10,025
Freescale Semiconductor, Inc. Senior Sub. Notes 10.13% due 12/15/16	10,000	8,250
National Semiconductor Corp. Senior Notes 6.60% due 06/15/17	30,000	31,107
		49,382
Electronic Measurement Instruments — 0.0%
Agilent Technologies, Inc. Senior Notes 6.50% due 11/01/17	32,000	32,507
Electronic Parts Distribution — 0.1%
Avnet, Inc. Senior Notes 6.63% due 09/15/16	310,000	325,084
Electronics-Military — 0.0%
L-3 Communications Corp. Company Guar. Notes 6.38% due 10/15/15	10,000	9,850
Finance-Auto Loans — 0.1%
Ford Motor Credit Co. LLC Senior Notes 5.80% due 01/12/09	7,000	6,644
Ford Motor Credit Co. LLC Notes 7.38% due 10/28/09	145,000	136,481
Ford Motor Credit Co. LLC Notes 7.88% due 06/15/10	5,000	4,613
GMAC LLC Notes 6.88% due 09/15/11	40,000	34,220
GMAC LLC Notes 6.88% due 08/28/12	173,000	144,968
		326,926
Finance-Commercial — 0.2%
Caterpillar Financial Services Corp. Senior Notes 4.85% due 12/07/12	15,000	15,026
CIT Group, Inc. Senior Notes 5.65% due 02/13/17	375,000	329,190
CIT Group, Inc. Notes 5.85% due 09/15/16	125,000	110,360
Transamerica Finance Corp. Senior Notes 6.40% due 09/15/08	14,000	14,151
		468,727
Finance-Consumer Loans — 0.0%
John Deere Capital Corp. Senior Notes 4.95% due 12/17/12	15,000	15,021
Finance-Credit Card — 0.0%
Capital One Bank Senior Sub. Notes 6.50% due 06/13/13	25,000	24,523
Discover Financial Services Notes 6.45% due 06/12/17*	70,000	67,404
		91,927
Finance-Investment Banker/Broker — 1.8%
Citigroup, Inc. Global Senior Notes 6.13% due 11/21/17	75,000	77,040
Citigroup, Inc. Senior Bonds 5.50% due 08/27/12	340,000	346,747
Citigroup, Inc. Senior Notes 5.85% due 07/02/13	35,000	36,033
Citigroup, Inc. Senior Notes 6.00% due 08/15/17	110,000	112,226
JP Morgan Chase & Co. Sub. Notes 5.13% due 09/15/14	695,000	681,224
JP Morgan Chase & Co. Senior Notes 5.38% due 01/15/14	40,000	39,803
Lazard Group LLC Senior Notes 6.85% due 06/15/17	470,000	464,205
Lehman Brothers Holdings, Inc. Notes 4.38% due 11/30/10	15,000	14,649
Lehman Brothers Holdings, Inc. Senior Notes 6.20% due 09/26/14	210,000	213,878
Lehman Brothers Holdings, Inc. Notes 6.75% due 12/28/17	150,000	154,605
Lehman Brothers Holdings, Inc. Sub. Notes 6.88% due 07/17/37	92,000	89,947

Lehman Brothers Holdings, Inc. Senior Notes 7.00% due 09/27/27	230,000	233,439
Merrill Lynch & Co., Inc. Sub. Notes 6.11% due 01/29/37	190,000	167,806
Merrill Lynch & Co., Inc. Senior Notes 6.40% due 08/28/17	375,000	380,984
Morgan Stanley Sub. Notes 4.75% due 04/01/14	440,000	412,216
Morgan Stanley Senior Notes 5.75% due 08/31/12	255,000	260,294
Morgan Stanley Senior Notes 6.25% due 08/28/17	110,000	111,826
Schwab Capital Trust I Company Guar. Bonds 7.50% due 11/15/37(1)	183,000	183,860
The Bear Stearns Cos., Inc. Notes 4.50% due 10/28/10	18,000	17,268
The Bear Stearns Cos., Inc. Senior Notes 5.35% due 02/01/12	70,000	68,175
The Bear Stearns Cos., Inc. Sub. Notes 5.55% due 01/22/17	240,000	215,091
The Bear Stearns Cos., Inc. Notes 6.95% due 08/10/12	185,000	190,217
The Goldman Sachs Group, Inc. Senior Notes 5.45% due 11/01/12	95,000	96,849
The Goldman Sachs Group, Inc. Senior Notes 6.25% due 09/01/17	340,000	353,702
The Goldman Sachs Group, Inc. Sub. Notes 6.45% due 05/01/36	130,000	122,134
The Goldman Sachs Group, Inc. Senior Notes 6.75% due 10/01/37	371,000	363,498
		5,407,716
Finance-Mortgage Loan/Banker — 0.1%
Countrywide Financial Corp. Company Guar. Notes 4.50% due 06/15/10	40,000	29,066
Countrywide Financial Corp. Company Guar. Notes 5.80% due 06/07/12	201,000	146,830
Countrywide Financial Corp. Sub. Notes 6.25% due 05/15/16	69,000	39,714
Countrywide Home Loans, Inc. Company Guar. Notes 4.00% due 03/22/11	55,000	39,713
Residential Capital LLC Company Guar. Notes 6.50% due 04/17/13(18)	20,000	12,300
Residential Capital LLC Company Guar. Notes 7.62% due 05/22/09(1)	6,000	4,260
Residential Capital LLC Company Guar. Notes 6.60% due 04/17/09(1)	1,000	710
		272,593
Finance-Other Services — 0.1%
SB Treasury Co. LLC Bonds 9.40% due 06/30/08*(1)(2)	350,000	356,892
Food-Meat Products — 0.1%
Tyson Foods, Inc. Senior Notes 6.60% due 04/01/16	160,000	164,185
Food-Misc. — 0.1%
Kraft Foods, Inc. Senior Notes 6.25% due 06/01/12	110,000	114,273
Kraft Foods, Inc. Senior Notes 7.00% due 08/11/37	33,000	34,660
		148,933
Funeral Services & Related Items — 0.0%
Service Corp. International Senior Notes 6.75% due 04/01/16	25,000	24,063
Gas-Distribution — 0.1%
Energen Corp. Notes 7.63% due 12/15/10	200,000	217,051
Home Furnishings — 0.0%
Simmons Co. Senior Notes 10.00% due 12/15/14(3)	6,000	4,440
Hotels/Motels — 0.1%
Starwood Hotels & Resorts Worldwide, Inc. Senior Notes 6.25% due 02/15/13	15,000	15,009
Wyndham Worldwide Corp. Senior Notes 6.00% due 12/01/16	135,000	128,034
		143,043
Independent Power Producers — 0.0%
Calpine Corp. Sec. Notes 8.75% due 07/15/13*(19)	50,000	53,750
NRG Energy, Inc. Company Guar. Notes 7.38% due 02/01/16	25,000	24,375
		78,125

Industrial Automated/Robotic — 0.0%
Rockwell Automation, Inc. Debentures 6.25% due 12/01/37	26,000	26,104
Insurance Brokers — 0.2%
Marsh & McLennan Cos., Inc. Senior Notes 5.15% due 09/15/10	20,000	19,978
Marsh & McLennan Cos., Inc. Senior Notes 7.13% due 06/15/09	10,000	10,339
Willis North America, Inc. Company Guar. Notes 6.20% due 03/28/17	555,000	553,778
		584,095
Insurance-Life/Health — 0.0%
Americo Life, Inc. Notes 7.88% due 05/01/13*	19,000	19,402
Monumental Global Funding II Notes 5.65% due 07/14/11*	18,000	18,915
		38,317
Insurance-Multi-line — 0.2%
Symetra Financial Corp. Senior Notes 6.13% due 04/01/16*	100,000	99,574
The Allstate Corp. Senior Notes 7.20% due 12/01/09	33,000	34,787
Unitrin, Inc. Senior Notes 4.88% due 11/01/10	195,000	195,019
Unitrin, Inc. Senior Notes 6.00% due 05/15/17	195,000	186,482
		515,862
Insurance-Mutual — 0.1%
Liberty Mutual Insurance Co. Sub. Notes 7.70% due 10/15/97*	220,000	206,221
Insurance-Property/Casualty — 0.4%
Ace Capital Trust II Company Guar. Notes 9.70% due 04/01/30	230,000	291,365
Everest Reinsurance Holdings, Inc. Jr. Sub. Notes 6.60% due 05/15/37(1)	430,000	380,850
Everest Reinsurance Holdings, Inc. Senior Notes 8.75% due 03/15/10	255,000	279,068
Navigators Group, Inc. Senior Notes 7.00% due 05/01/16	114,000	121,295
The Travelers Cos., Inc. Senior Notes 6.25% due 06/15/37	14,000	13,561
W.R. Berkley Corp. Senior Notes 5.60% due 05/15/15	210,000	203,403
W.R. Berkley Corp. Senior Sub. Notes 6.25% due 02/15/37	3,000	2,790
		1,292,332
Investment Management/Advisor Services — 0.3%
Eaton Vance Corp. Senior Notes 6.50% due 10/02/17	390,000	409,161
Janus Capital Group, Inc. Notes 6.70% due 06/15/17	405,000	417,122
LVB Acquisition Merger Sub, Inc. Senior Notes 10.38% due 10/15/17*	15,000	14,962
LVB Acquisition Merger Sub, Inc. Senior Sub. Notes 11.63% due 10/15/17*	15,000	14,775
		856,020
Medical Labs & Testing Services — 0.1%
Quest Diagnostics, Inc. Company Guar. Notes 6.95% due 07/01/37	155,000	163,891
Medical Products — 0.0%
Baxter International, Inc. Senior Notes 6.25% due 12/01/37	12,000	12,313
Medical-Drugs — 0.0%
Abbott Laboratories Notes 6.15% due 11/30/37	18,000	18,993
American Home Products Corp. Notes 6.70% due 03/15/11	17,000	18,114
Wyeth Bonds 5.50% due 02/01/14	25,000	25,391
		62,498
Medical-Hospitals — 0.0%
Community Health Systems, Inc. Senior Notes 8.88% due 07/15/15	25,000	25,469
HCA, Inc. Senior Notes 6.25% due 02/15/13	30,000	26,250
HCA, Inc. Senior Sec. Notes 9.13% due 11/15/14	10,000	10,400
HCA, Inc. Senior Sec. Notes 9.25% due 11/15/16	40,000	42,000
		104,119

Medical-Wholesale Drug Distribution — 0.1%
AmerisourceBergen Corp. Company Guar. Notes 5.88% due 09/15/15	320,000	313,982
Metal Processors & Fabrication — 0.0%
Commercial Metals Co. Senior Notes 6.50% due 07/15/17	26,000	27,259
Timken Co. Notes 5.75% due 02/15/10	22,000	22,228
		49,487
Metal-Aluminum — 0.0%
Alcoa, Inc. Notes 6.00% due 01/15/12	28,000	29,062
Alcoa, Inc. Bonds 6.50% due 06/15/18	41,000	43,125
		72,187
Metal-Diversified — 0.0%
Freeport-McMoRan Copper & Gold, Inc. Senior Notes 8.38% due 04/01/17	20,000	21,450
Multimedia — 0.4%
AOL Time Warner, Inc. Company Guar. Bonds 7.63% due 04/15/31	260,000	287,721
Belo Corp. Senior Notes 6.75% due 05/30/13	15,000	14,772
Cox Enterprises, Inc. Notes 7.88% due 09/15/10*	45,000	48,301
News America, Inc. Debentures 7.28% due 06/30/28	105,000	112,839
News America, Inc. Company Guar. Bonds 7.30% due 04/30/28	15,000	16,153
Time Warner Entertainment Co. LP Debentures 8.38% due 03/15/23	135,000	159,016
Time Warner Entertainment Co. LP Senior Notes 8.38% due 07/15/33	52,000	62,640
Time Warner, Inc. Company Guar. Bonds 6.63% due 05/15/29	300,000	295,357
Viacom, Inc. Senior Notes 6.13% due 10/05/17	67,000	66,997
Viacom, Inc. Senior Notes 6.25% due 04/30/16	217,000	218,317
Viacom, Inc. Senior Notes 6.88% due 04/30/36	15,000	15,041
		1,297,154
Non-Hazardous Waste Disposal — 0.0%
Waste Management, Inc. Company Guar. Notes 6.88% due 05/15/09	20,000	20,533
Waste Management, Inc. Company Guar. Notes 7.75% due 05/15/32	20,000	22,687
		43,220
Office Automation & Equipment — 0.1%
IKON Office Solutions, Inc. Senior Notes 7.75% due 09/15/15	10,000	10,412
Pitney Bowes, Inc. Notes 5.25% due 01/15/37	58,000	57,172
Pitney Bowes, Inc. Notes 5.75% due 09/15/17	26,000	26,286
Xerox Corp. Senior Notes 5.50% due 05/15/12	325,000	330,401
		424,271
Oil Companies-Exploration & Production — 0.0%
Chesapeake Energy Corp. Company Guar. Notes 7.50% due 09/15/13	50,000	51,125
Sabine Pass LNG LP Sec. Notes 7.50% due 11/30/16	30,000	28,650
		79,775
Oil Companies-Integrated — 0.0%
Hess Corp. Bonds 7.88% due 10/01/29	15,000	17,754
Phillips Petroleum Co. Debentures 7.00% due 03/30/29	51,000	58,006
		75,760
Oil Refining & Marketing — 0.0%
The Premcor Refining Group, Inc. Company Guar. Notes 6.75% due 05/01/14	54,000	55,501
Oil-Field Services — 0.0%
Allis-Chalmers Energy, Inc. Company Guar. Notes 9.00% due 01/15/14	5,000	4,925
Paper & Related Products — 0.0%
Bowater, Inc. Notes 6.50% due 06/15/13	20,000	14,700

Georgia-Pacific Corp. Company Guar. Notes 7.00% due 01/15/15*	10,000	9,725
Georgia-Pacific Corp. Company Guar. Notes 7.13% due 01/15/17*	5,000	4,862
Temple-Inland, Inc. Bonds 6.63% due 01/15/18	110,000	110,807
		140,094
Physicians Practice Management — 0.0%
US Oncology, Inc. Senior Sub. Notes 10.75% due 08/15/14	5,000	4,938
Pipelines — 0.2%
Centerpoint Energy Resources Corp. Senior Notes 6.13% due 11/01/17	5,000	5,089
CenterPoint Energy Resources Corp. Notes 7.75% due 02/15/11	45,000	48,257
Copano Energy LLC Company Guar. Notes 8.13% due 03/01/16	30,000	30,225
Duke Energy Field Services LLC Notes 6.88% due 02/01/11	15,000	15,705
Dynegy-Roseton Danskammer Pass Through Certs. Series B 7.67% due 11/08/16	10,000	9,950
NGPL PipeCo LLC Senior Notes 6.51% due 12/15/12*	450,000	456,895
Panhandle Eastern Pipeline Co. Senior Notes 6.20% due 11/01/17	38,000	37,491
Williams Cos., Inc. Senior Notes 7.88% due 09/01/21	25,000	27,719
		631,331
Publishing-Periodicals — 0.0%
The Reader’s Digest Association, Inc. Senior Sub. Notes 9.00% due 02/15/17*	15,000	12,563
Quarrying — 0.0%
Vulcan Materials Co. Senior Notes 6.40% due 11/30/17	21,000	21,638
Vulcan Materials Co. Senior Notes 7.15% due 11/30/37	26,000	26,784
		48,422
Radio — 0.1%
Chancellor Media Corp. Company Guar. Notes 8.00% due 11/01/08	257,000	265,632
Real Estate Investment Trusts — 0.9%
AvalonBay Communities, Inc. Senior Notes 5.75% due 09/15/16	30,000	29,096
Brandywine Operating Partnership LP Senior Notes 5.70% due 05/01/17	80,000	74,109
Brandywine Operating Partnership LP Company Guar. Notes 5.75% due 04/01/12	210,000	207,882
Colonial Properties Trust Notes 6.25% due 06/15/14	35,000	34,371
Developers Diversified Realty Corp. Senior Notes 5.00% due 05/03/10	265,000	260,759
Developers Diversified Realty Corp. Bonds 5.38% due 10/15/12	160,000	155,553
Health Care Property Investors, Inc. Senior Notes 5.65% due 12/15/13	190,000	184,273
Health Care Property Investors, Inc. Senior Sec. Notes 6.30% due 09/15/16	430,000	419,620
Kimco Realty Corp. Notes 5.58% due 11/23/15	290,000	277,464
Kimco Realty Corp. Senior Sub. Notes 5.70% due 05/01/17	30,000	28,000
Liberty Property LP Senior Notes 5.63% due 10/01/17	70,000	70,038
Liberty Property LP Senior Notes 7.25% due 03/15/11	145,000	154,643
Liberty Property LP Senior Notes 8.50% due 08/01/10	185,000	200,012
New Plan Excel Realty Trust Senior Notes 4.50% due 02/01/11	27,000	24,509
PPF Funding, Inc. Bonds 5.35% due 04/15/12*	20,000	19,960
Realty Income Corp. Senior Notes 6.75% due 08/15/19	280,000	288,853
Reckson Operating Partnership LP Senior Notes 6.00% due 03/31/16	9,000	8,400
Simon Property Group LP Notes 5.38% due 08/28/08	12,000	11,968
United Dominion Realty Trust, Inc. Senior Notes 6.05% due 06/01/13	270,000	272,304

Vornado Realty LP Notes 4.50% due 08/15/09	20,000	19,930
		2,741,744
Real Estate Management/Services — 0.1%
AMB Property LP Senior Notes 5.45% due 12/01/10	320,000	326,445
Real Estate Operations & Development — 0.2%
Colonial Realty LP Senior Notes 6.05% due 09/01/16	305,000	282,893
Regency Centers LP Company Guar. Notes 4.95% due 04/15/14	110,000	104,939
Regency Centers LP Company Guar. Bonds 5.25% due 08/01/15	130,000	123,217
Regency Centers LP Senior Notes 5.88% due 06/15/17	40,000	38,654
		549,703
Recycling — 0.0%
Aleris International, Inc. Company Guar. Notes 9.00% due 12/15/14	10,000	8,350
Aleris International, Inc. Company Guar. Notes 10.00% due 12/15/16	5,000	4,050
		12,400
Rental Auto/Equipment — 0.1%
Erac USA Finance Co. Company Guar. Notes 7.00% due 10/15/37*	420,000	381,456
Erac USA Finance Co. Notes 7.35% due 06/15/08*	50,000	50,427
United Rentals North America, Inc. Senior Sub. Notes 7.75% due 11/15/13	10,000	8,700
		440,583
Research & Development — 0.0%
Alion Science and Technology Corp. Company Guar. Notes 10.25% due 02/01/15	10,000	8,525
Retail-Drug Store — 0.2%
CVS Caremark Corp. Senior Notes 5.75% due 06/01/17	280,000	281,802
CVS Caremark Corp. Senior Notes 6.25% due 06/01/27	16,000	16,035
CVS Caremark Corp. Pass Through Certs. 6.94% due 01/10/30*	160,000	160,473
CVS Lease Pass Through Trust Pass Through Certs. 6.04% due 12/10/28*	29,335	28,166
		486,476
Retail-Regional Department Stores — 0.1%
Macy’s Retail Holdings, Inc. Company Guar. Notes 5.88% due 01/15/13	330,000	323,276
Retail-Restaurants — 0.1%
Darden Restaurants, Inc. Senior Notes 6.80% due 10/15/37	20,000	19,997
NPC International, Inc. Company Guar. Notes 9.50% due 05/01/14	15,000	13,425
Yum! Brands, Inc. Notes 6.25% due 03/15/18	170,000	172,166
Yum! Brands, Inc. Senior Notes 6.88% due 11/15/37	11,000	10,949
		216,537
Savings & Loans/Thrifts — 0.1%
Independence Community Bank Corp. Sub. Notes 3.50% due 06/20/13(1)	16,000	15,885
Sovereign Bancorp, Inc. Senior Notes 4.80% due 09/01/10	46,000	45,828
Washington Mutual Bank Sub. Notes 5.50% due 01/15/13	33,000	29,281
Washington Mutual, Inc. Senior Notes 5.50% due 08/24/11	25,000	22,299
Washington Mutual, Inc. Senior Sub. Notes 7.25% due 11/01/17	15,000	13,211
Western Financial Bank Senior Debentures 9.63% due 05/15/12	31,000	33,342
		159,846
Special Purpose Entities — 0.2%
BAE Systems Holdings, Inc. Notes 5.20% due 08/15/15*	45,000	43,696
Capital One Capital IV 6.75% due 02/17/37(1)	20,000	14,872
Consolidated Communications Illinois/Texas Holdings, Inc. Senior Notes 9.75% due 04/01/12	52,000	53,560
Farmers Exchange Capital Notes 7.05% due 07/15/28*	370,000	365,798

Hawker Beechcraft Acquisition Co. LLC / Hawker Beechcraft Notes Co. Senior Sub. Notes 9.75% due 04/01/17*	10,000	9,950
Norbord Delaware GP I Company Guar. Notes 6.45% due 02/15/17*	16,000	12,829
Pricoa Global Funding I Notes 5.30% due 09/27/13*	30,000	31,257
Principal Life Global Funding I Sec. Notes 5.25% due 01/15/13*	21,000	21,573
		553,535
Steel-Producers — 0.0%
International Steel Group, Inc. Senior Notes 6.50% due 04/15/14	40,000	41,073
Nucor Corp. Notes 5.75% due 12/01/17	18,000	18,134
Reliance Steel & Aluminum Co. Company Guar. Notes 6.85% due 11/15/36	20,000	19,849
Ryerson, Inc. Senior Sec. Notes 12.57% due 11/01/14*(1)	10,000	9,600
United States Steel Corp. Senior Notes 6.65% due 06/01/37	16,000	14,273
United States Steel Corp. Senior Notes 7.00% due 02/01/18	20,000	19,866
		122,795
Telecom Services — 0.1%
Bellsouth Telecommunications, Inc. Debentures 7.00% due 12/01/95	53,000	55,263
Qwest Corp. Senior Notes 7.50% due 10/01/14	20,000	20,300
Verizon Global Funding Corp. Notes 7.75% due 12/01/30	230,000	269,758
		345,321
Telephone-Integrated — 0.4%
Aliant Communications, Inc. Notes 6.75% due 04/01/28	290,000	265,746
AT&T Corp. Senior Notes 7.30% due 11/15/11	21,000	22,754
AT&T, Inc. Notes 6.30% due 01/15/38	115,000	116,839
BellSouth Corp. Senior Notes 6.00% due 10/15/11	50,000	51,787
GTE Northwest, Inc. Debentures 5.55% due 10/15/08	15,000	15,031
New England Telephone & Telegraph Co. Debentures 7.88% due 11/15/29	15,000	17,172
SBC Communications, Inc. Notes 5.10% due 09/15/14	230,000	227,621
Sprint Capital Corp. Company Guar. Notes 6.88% due 11/15/28	40,000	37,935
Sprint Capital Corp. Company Guar. Notes 7.63% due 01/30/11	180,000	187,578
Sprint Capital Corp. Company Guar. Bonds 8.38% due 03/15/12	140,000	151,623
Verizon New York, Inc. Debentures 6.88% due 04/01/12	27,000	28,647
		1,122,733
Television — 0.1%
CBS Corp. Company Guar. Notes 7.70% due 07/30/10	140,000	148,629
CBS Corp. Company Guar. Notes 7.88% due 07/30/30	100,000	108,528
Paxson Communication Corp. Senior Sec. Notes 11.49% due 01/15/13*(1)	15,000	14,756
Young Broadcasting, Inc. Company Guar. Notes 10.00% due 03/01/11	5,000	3,906
		275,819
Tobacco — 0.2%
Altria Group, Inc. Senior Notes 7.00% due 11/04/13	450,000	503,252
Transport-Air Freight — 0.0%
Atlas Air, Inc. Pass Through Certs. Series 1991-1, Class B 7.63% due 01/02/15	70,730	81,339
Atlas Air, Inc. Pass Through Certs. Series 2000-1, Class A 8.71% due 01/02/19	23,641	24,084
		105,423
Transport-Rail — 0.0%
BNSF Funding Trust I 6.61% due 12/15/55(1)	40,000	37,348

CSX Corp. Senior Notes 6.25% due 03/15/18	53,000	53,271
Union Pacific Corp. Notes 3.88% due 02/15/09	6,000	5,949
		96,568
Transport-Services — 0.1%
Federal Express Corp. Pass Through Certs. Series 1981A, Class A 6.72% due 01/15/22	114,015	122,142
FedEx Corp. Company Guar. Notes 5.50% due 08/15/09	15,000	15,165
PHI, Inc. Company Guar. Notes 7.13% due 04/15/13	25,000	24,000
Ryder System, Inc. Notes 5.85% due 03/01/14	11,000	10,894
		172,201
Travel Service — 0.0%
Travelport LLC Company Guar. Notes 9.75% due 09/01/14(1)	10,000	9,675
Wireless Equipment — 0.0%
Motorola, Inc. Senior Notes 6.63% due 11/15/37	15,000	14,512
Total Corporate Bonds & Notes (cost $34,564,400)		34,185,107
FOREIGN CORPORATE BONDS & NOTES — 2.8%
Agricultural Chemicals — 0.0%
Agrium, Inc. Senior Notes 7.13% due 05/23/36	40,000	41,049
Airport Development/Maintenance — 0.1%
SCL Terminal Aereo Santiago SA Sec. Notes 6.95% due 07/01/12*	180,527	188,819
Banks-Commercial — 0.5%
Barclays Bank PLC Jr. Sub. Notes 7.43% due 12/15/17*(1)(2)	21,000	21,822
BOI Capital Funding 6.11% due 02/04/16*(1)(2)	15,000	12,945
Caisse Nationale des Caisses d’Epargne et de Prevoyance Notes 4.51% due 12/30/09(1)(2)	23,000	16,618
HSBC Holdings PLC Sub. Notes 6.50% due 09/15/37	377,500	365,884
Overseas-Chinese Banking Sub. Notes 7.75% due 09/06/11*	330,000	356,748
Russian Agricultural Bank Bonds 6.30% due 05/15/17*	115,000	108,962
Russian Agricultural Bank Bonds 7.18% due 05/16/13	250,000	257,175
VTB Capital SA Senior Notes 6.25% due 07/02/35*	325,000	313,625
		1,453,779
Banks-Money Center — 0.2%
HBOS Capital Funding LP Bank Guar. Bonds 6.85% due 03/23/09(2)	38,000	33,242
Mizuho Financial Group Cayman, Ltd. Bank Guar. Notes 5.79% due 04/15/14*	560,000	585,722
Mizuho Financial Group Cayman, Ltd. Bank Guar. Bonds 8.38% due 04/27/09(2)	35,000	35,366
		654,330
Beverages-Wine/Spirits — 0.0%
Diageo Capital PLC Company Guar. Notes 5.75% due 10/23/17	15,000	15,085
Brewery — 0.2%
CIA Brasileira de Bebidas Notes 8.75% due 09/15/13	110,000	125,125
CIA Brasileira de Bebidas Company Guar. Notes 10.50% due 12/15/11	210,000	244,398
SABMiller PLC Notes 6.50% due 07/01/16*	270,000	281,979
		651,502
Building Products-Cement — 0.0%
C8 Capital SPV, Ltd. Notes 6.64% due 12/31/14*(1)(2)	32,000	30,324
Cellular Telecom — 0.0%
America Movil SAB de CV Company Guar. Bonds 5.63% due 11/15/17	25,000	24,427
Containers-Metal/Glass — 0.0%
Consumers International, Inc. Senior Notes 10.25% due 04/01/05†(7)(8)(10)	25,000	0
Cruise Lines — 0.0%
Royal Caribbean Cruises, Ltd. Senior Notes 7.00% due 06/15/13	20,000	19,716

Diversified Financial Services — 0.0%
TNK-BP Finance SA Company Guar. Bonds 7.88% due 03/13/18*	23,000	22,713
Diversified Manufacturing Operations — 0.0%
Bombardier, Inc. Senior Notes 8.00% due 11/15/14*	10,000	10,450
Tyco International Group SA Company Guar. Notes 6.00% due 11/15/13	30,000	30,835
		41,285
Diversified Minerals — 0.0%
Vale Overseas, Ltd. Company Guar. Bonds 6.88% due 11/21/36	100,000	101,161
Diversified Operations — 0.1%
Hutchison Whampoa Finance, Ltd. Company Guar. Notes 7.50% due 08/01/27*	30,000	34,008
Hutchison Whampoa International, Ltd. Company Guar. Notes 7.45% due 11/24/33*	320,000	364,949
		398,957
Electric-Generation — 0.2%
Abu Dhabi National Energy Co. Notes 6.50% due 10/27/36*	505,000	486,394
Electric-Integrated — 0.2%
Empresa Nacional de Electricidad SA Bonds 7.33% due 02/01/37	24,000	25,109
Enel Finance International SA Company Guar. Notes 6.25% due 09/15/17*	172,000	174,049
Enel Finance International SA Company Guar. Notes 6.80% due 09/15/37*	225,000	226,059
		425,217
Finance-Other Services — 0.0%
Lukoil International Finance BV Company Guar. Notes 6.36% due 06/07/17*	24,000	22,721
Food-Retail — 0.0%
Delhaize Group SA Notes 6.50% due 06/15/17	33,000	33,760
Gas-Distribution — 0.0%
Nakilat, Inc. Sec. Bonds 6.07% due 12/31/33*	25,000	22,811
Import/Export — 0.1%
Export-Import Bank of Korea Notes 5.50% due 10/17/12	220,000	220,907
Insurance-Multi-line — 0.1%
Aegon NV Sub. Bonds 5.40% due 07/15/14(1)(2)	33,000	23,430
AXA SA Sub. Notes 6.38% due 12/14/36*(1)(2)	23,000	19,821
AXA SA Sub. Notes 8.60% due 12/15/30	265,000	324,937
ING Groep NV Bonds 5.78% due 12/08/15(1)(2)	43,000	39,753
		407,941
Insurance-Property/Casualty — 0.1%
Xl Capital (Europe) PLC Company Guar. Notes 6.50% due 01/15/12	200,000	209,042
Investment Companies — 0.0%
Canadian Oil Sands, Ltd. Notes 5.80% due 08/15/13*	29,000	28,815
Xstrata Finance Canada, Ltd. Notes 6.90% due 11/15/37*	15,000	14,919
		43,734
Medical-Drugs — 0.0%
Angiotech Pharmaceuticals, Inc. Company Guar. Notes 7.75% due 04/01/14(1)	20,000	16,750
Elan Finance PLC Company Guar. Bonds 7.75% due 11/15/11	20,000	18,800
		35,550
Metal-Aluminum — 0.0%
Alcan, Inc. Notes 6.13% due 12/15/33	23,000	22,317
Metal-Diversified — 0.1%
Inco, Ltd. Bonds 7.20% due 09/15/32	122,000	130,687
Multimedia — 0.0%
The Thomson Corp. Notes 5.70% due 10/01/14	24,000	24,099
Oil Companies-Exploration & Production — 0.0%
Nexen, Inc. Bonds 6.40% due 05/15/37	33,000	32,945
Oil Companies-Integrated — 0.1%
Petrobras International Finance Co. Company Guar. Notes 5.88% due 03/01/18	135,000	134,258

Paper & Related Products — 0.0%
Abitibi-Consolidated, Inc. Notes 8.55% due 08/01/10		10,000	8,750
Pipelines — 0.0%
Enbridge, Inc. Bonds 5.80% due 06/15/14		57,000	57,934
Kinder Morgan Finance Co. ULC Company Guar. Notes 5.70% due 01/05/16		27,000	24,441
			82,375
Real Estate Operations & Development — 0.0%
Brascan Corp. Notes 8.13% due 12/15/08		30,000	30,907
Satellite Telecom — 0.0%
Intelsat Bermuda, Ltd. Company Guar. Notes 8.89% due 01/15/15(1)		20,000	20,050
Special Purpose Entities — 0.3%
Hybrid Capital Funding I LP Sub. Notes 8.00% due 06/30/11(2)		40,000	27,600
Petroleum Export, Ltd. Senior Notes 5.27% due 06/15/11*		169,840	173,589
Rio Tinto Finance USA, Ltd. Notes 2.63% due 09/30/08		15,000	14,737
UFJ Finance Aruba AEC Bonds 6.75% due 07/15/13		485,000	526,890
			742,816
Telecom Services — 0.0%
TELUS Corp. Notes 8.00% due 06/01/11		33,000	35,755
Telephone-Integrated — 0.4%
British Telecom PLC Senior Notes 5.15% due 01/15/13		345,000	344,253
British Telecommunications PLC Bonds 8.63% due 12/15/30		20,000	26,472
Deutsche Telekom International Finance BV Company Guar. Bonds 8.00% due 06/15/10		260,000	277,574
France Telecom SA Bonds 7.75% due 03/01/11		200,000	214,965
Telecom Italia Capital SA Company Guar. Bonds 6.20% due 07/18/11		450,000	462,478
			1,325,742
Transport-Marine — 0.1%
DP World, Ltd. Bonds 6.85% due 07/02/37*		444,000	419,531
Transport-Rail — 0.0%
Canadian National Railway Co. Notes 6.38% due 10/15/11		30,000	31,456
Total Foreign Corporate Bonds & Notes (cost $8,642,162)			8,592,912
FOREIGN GOVERNMENT AGENCIES — 1.1%
Sovereign — 1.1%
Federal Republic of Brazil Notes 6.00% due 11/15/09 (20)	BRL	95,000	883,671
Federal Republic of Brazil Bonds 6.43% due 01/05/16		1,065,000	649,770
Federal Republic of Brazil Notes 8.00% due 01/15/18		20,000	22,380
Federal Republic of Brazil Notes 10.00% due 01/01/17	BRL	2,600,000	1,227,678
Federal Republic of Brazil Bonds 10.50% due 07/14/14		30,000	38,175
Province of Quebec Debentures 7.50% due 09/15/29		34,000	44,459
Republic of Argentina Bonds 5.39% due 08/03/12(1)		45,000	25,425
Republic of Argentina Notes 8.28% due 12/31/33		106,738	102,468
Republic of Turkey Senior Notes 11.88% due 01/15/30		100,000	157,500
Republic of Venezuela Notes 8.50% due 10/08/14		15,000	14,475
Republic of Venezuela Bonds 9.25% due 09/15/27		120,000	119,700
Russian Federation Bonds 7.50% due 03/31/30*(18)		17,820	20,270
Total Foreign Government Agencies (cost $3,196,939)			3,305,971
LOANS — 0.1%
Finance-Auto Loans — 0.1%
Ford Motor Bank BTL-B 8.23% due 12/15/13(11)(12) (cost $198,000)		198,000	183,713

MUNICIPAL BONDS & NOTES — 0.2%
County of Sacramento Revenue Bonds Series C-1 6.80% due 01/22/08(17)	425,000	425,000
Phoenix, Arizona, Civic Improvement Corp. Excise Tax Revenue Revenue Bonds 6.80% due 07/01/08	100,000	100,896
Southern California Public Power Authority Power Project Revenue Bonds Series B 6.93% due 05/15/17	100,000	114,798
Total Municipal Bonds & Notes
(cost $627,471)		640,694
U.S. GOVERNMENT AGENCIES — 20.3%
Federal Home Loan Bank — 0.1%
4.50% due 09/08/08	60,000	60,087
6.00% due 11/01/37	208,789	211,908
		271,995
Federal Home Loan Mtg. Corp. — 3.9%
4.13% due 07/12/10	54,000	54,665
4.45% due 03/06/08	85,000	84,972
5.00% due 05/01/20	1,318,859	1,320,153
5.00% due 05/01/21	253,781	254,030
5.00% due 05/01/34	204,235	199,495
5.00% due 06/01/34	29,830	29,137
5.00% due 07/01/35	274,509	268,012
5.00% due 08/01/35	207,698	202,782
5.00% due 10/01/35	257,043	250,959
5.00% due 12/01/35	381,443	372,416
5.00% due 01/01/36	467,556	456,491
5.00% due 04/01/36	3,714,838	3,626,919
5.00% due 07/01/36	160,181	156,324
5.50% due 11/15/25	250,000	253,723
5.50% due 06/15/31	87,000	88,466
5.50% due 07/01/34	76,336	76,268
5.50% due 07/01/35	144,835	144,593
5.50% due 04/01/37	233,812	233,329
5.50% due 05/01/37	109,739	109,512
5.50% due 08/01/37	1,990,953	1,986,843
5.50% due January TBA	260,000	259,431
5.81% due 01/01/37(2)	171,497	173,172
5.98% due 10/01/36(2)	194,982	198,503
6.00% due 08/01/26	416,392	423,813
6.00% due 12/01/33	103,232	105,124
6.00% due 12/01/36	85,555	86,842
6.00% due 10/01/37	24,469	24,835
6.50% due 05/01/16	8,820	9,129
6.50% due 05/01/29	11,352	11,764
6.50% due 03/01/36	57,271	58,881
6.50% due 05/01/36	1,694	1,742
6.88% due 09/15/10	37,000	40,038
7.00% due 04/01/32	21,580	22,607
7.50% due 08/01/23	786	841
7.50% due 08/01/25	2,532	2,708
8.50% due 12/01/19	15	16
Federal Home Loan Mtg. Corp., REMIC Series 2635, Class NJ
3.00% due 03/15/17(6)	134,426	128,947
Federal Home Loan Mtg. Corp., REMIC Series 2586, Class NK
3.50% due 08/15/16(6)	57,437	56,148
Federal Home Loan Mtg. Corp., REMIC Series 1577, Class PK
6.50% due 09/15/23(6)	40,000	42,140
Federal Home Loan Mtg. Corp., REMIC Series 1226, Class Z
7.75% due 03/15/22(6)	3,255	3,395
		11,819,165
Federal National Mtg. Assoc. — 16.0%
3.88% due 02/01/08	105,000	104,935
4.50% due 11/01/22	420,001	412,972
4.56% due 01/01/15	639,822	635,084
4.75% due 12/15/10	21,000	21,659
4.85% due 11/01/15	631,360	637,352
5.00% due 03/01/18	35,496	35,585
5.00% due 06/01/19	14,097	14,123
5.00% due 02/01/20	64,922	65,042
5.00% due 04/01/20	751,353	752,090
5.00% due 07/01/22	1,247,734	1,249,105
5.00% due 05/01/35	25,610	25,003
5.00% due 09/01/35	779,501	761,005
5.00% due 10/01/35	2,939,283	2,869,541
5.00% due 01/01/37	241,780	235,916
5.00% due 07/01/37	297,785	290,563
5.50% due 03/01/18	67,899	68,908
5.50% due 05/01/20	267,693	271,265
5.50% due 06/01/20	391,826	397,055
5.50% due 05/01/21	1,181,314	1,196,781
5.50% due 09/01/21	214,628	217,437
5.50% due 11/01/22	2,083,726	2,110,759
5.50% due 12/01/33	200,533	200,682
5.50% due 06/01/34	59,614	59,618
5.50% due 06/01/35	4,889,711	4,886,729
5.50% due 09/01/35	63,087	63,048
5.50% due 12/01/35	134,151	134,069
5.50% due 02/01/36(1)	64,462	65,251
5.50% due 06/01/36	911,103	912,725
5.50% due 11/01/36	238,958	238,700
5.50% due 12/01/36	74,331	74,250
5.50% due 05/01/37	1,884,223	1,882,099
5.50% due 07/01/37	2,091,453	2,089,097
5.50% due 08/01/37	2,776,083	2,772,955
5.50% due February TBA	3,150,000	3,144,094
5.92% due 10/01/11	439,317	457,624
6.00% due 06/01/17	33,120	33,952
6.00% due 06/01/21	1,118,128	1,144,941

6.00% due 08/01/21		520,510	532,992
6.00% due 08/01/22		3,194,168	3,269,064
6.00% due 06/01/26		276,646	281,738
6.00% due 12/01/33		94,258	95,906
6.00% due 05/01/34		68,922	70,084
6.00% due 07/01/34		21,857	22,228
6.06% due 09/01/11		212,764	223,096
6.36% due 07/01/08		40,971	40,831
6.38% due 08/01/11		279,251	294,068
6.50% due 08/01/16		259,682	268,889
6.50% due 09/01/26		1,242,756	1,278,747
6.50% due 09/01/32		81,474	84,229
6.50% due 01/01/36		1,408,754	1,449,843
6.50% due 04/01/36		289,918	298,048
6.50% due 07/01/36		129,070	132,691
6.50% due 08/01/36		386,538	397,377
6.50% due 10/01/36		429,584	441,630
6.50% due 11/01/37		2,249,972	2,312,827
6.50% due February TBA		6,025,000	6,186,922
7.00% due 06/01/37		634,000	659,516
7.00% due 09/01/37		133,209	138,570
			49,011,310
Government National Mtg. Assoc. — 0.3%
4.50% due 09/15/35		445,097	426,299
4.50% due 10/15/35		208,848	200,028
6.00% due 11/15/28		154,875	159,136
6.50% due 09/15/36		48,921	51,861
7.50% due 01/15/32		16,382	17,476
8.00% due 02/15/31		3,305	3,578
8.50% due 11/15/17		2,923	3,151
9.00% due 11/15/21		919	995
Government National Mtg. Assoc. Pass-Through Series 2005-74 Class HB
7.50% due 09/15/35(6)		4,135	4,466
Government National Mtg. Assoc. Pass-Through Series 2005-74 Class HC
7.50% due 09/16/35(6)		24,789	26,633
			893,623
Overseas Private Investment Corp. — 0.0%
6.99% due 01/15/09		42,222	42,929
Total U.S. Government Agencies (cost $61,307,739)			62,039,022
U.S. GOVERNMENT TREASURIES — 1.3%
United States Treasury Bonds — 0.3%
4.75% due 02/15/37		15,000	15,699
6.25% due 08/15/23		749,000	896,752
6.63% due 02/15/27		100,000	126,914
			1,039,365
United States Treasury Notes — 1.0%
2.63% due 05/15/08		15,000	14,962
3.63% due 01/15/10		28,000	28,324
3.88% due 05/15/10		61,000	62,153
3.88% due 07/15/10		46,000	46,934
4.25% due 10/15/10		30,000	30,959
4.25% due 08/15/14		63,000	65,141
4.25% due 08/15/15		43,000	44,135
4.25% due 11/15/17		98,000	99,707
4.50% due 05/15/10		20,000	20,667
4.50% due 02/28/11		3,000	3,125
4.50% due 03/31/12		1,125,000	1,175,800
4.63% due 02/29/08		74,000	74,150
4.63% due 11/15/16		40,000	41,891
4.75% due 05/31/12		700,000	738,774
4.88% due 02/15/12		10,000	10,608
5.00% due 08/15/11		8,000	8,475
5.13% due 05/15/16		10,000	10,823
5.63% due 05/15/08(13)		650,000	655,231
			3,131,859
Total U.S. Government Treasuries (cost $4,040,570)			4,171,224
Total Long-Term Investment Securities (cost $258,548,578)			295,252,210
SHORT-TERM INVESTMENT SECURITIES — 0.2%
Sovereign — 0.2%
Egyptian Treasury Bill 5.98% due 05/06/08 (cost $572,712)	EGP	3,200,000	566,356
REPURCHASE AGREEMENTS — 6.1%
Agreement with State Street Bank & Trust Co., bearing interest at 2.00%, dated 12/31/07, to be repurchased 01/02/08 in the amount of $1,690,187 and collateralized by $1,375,000 of United States Treasury Bonds, bearing interest at 6.38%, due 08/15/27 and having an approximate value of $1,727,175		1,690,000	1,690,000
Agreement with State Street Bank & Trust Co., bearing interest at 2.00%, dated 12/31/07, to be repurchased 01/02/08 in the amount of $479,053 and collateralized by $465,000 of United States Treasury Bonds, bearing interest at 4.63%, due 08/31/11 and having an approximate value of $493,481		479,000	479,000

Bank of America Joint Repurchase Agreement(14)	3,875,000	3,875,000
State Street Bank & Trust Co. Joint Repurchase Agreement(14)	2,726,000	2,726,000
UBS Securities, LLC Joint Repurchase Agreement(14)	10,000,000	10,000,000
Total Repurchase Agreements (cost $18,770,000)		18,770,000
TOTAL INVESTMENTS (cost $277,891,290) (15)	102.9%	314,588,566
Liabilities in excess of other assets	(2.9)	(8,968,281)
NET ASSETS	100.0%	$305,620,285

†	Non-income producing security
*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At December 31, 2007, the aggregate value of these securities was $10,007,417 representing 3.3% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.

(1)	Floating rate security where the rate fluctuates. The rate moves up or down at each reset date. The rate reflected is as of December 31, 2007.
(2)	Perpetual maturity - maturity date reflects the next call date.
(3)	“Step-up” security where the rate increases (“steps-up”) at a predetermined rate. Rate shown reflects the increased rate.
(4)	Commercial Mortgage Backed Security
(5)	Variable Rate Security - the rate reflected is as of December 31, 2007, maturity date reflects the stated maturity date.
(6)	Collateralized Mortgage Obligation
(7)	Fair valued security; see Note 1
(8)	Illiquid security
(9)

To the extent permitted by the Statement of Additional Information, the Multi-Managed Moderate Growth Portfolio may invest in restricted securities.  The Portfolio has no right to demand registration of these securities.  The securities are valued pursuant to Note 1.  Restricted securities held by a Portfolio may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933.  The risk of investing in such securities is generally greater than the risk of investing in the securities of widely held, publicly traded companies.  Lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security.  In addition, these securities may exhibit greater price volatility than securities for which secondary markets exist.  As of December 31, 2007, the Multi-Managed Moderate Growth Portfolio held the following restricted securities:

					Market
	Acquisition	Principal	Acquisition	Market	Value	% of
Name	Date	Amount	Cost	Value	Per Share	Net Assets

ICO North America, Inc. 7.50% due 8/15/09	08/11/2005	$5,000	$5,000	$4,900	$98.00	0.00%
Southern Energy, Inc. 7.90% due 7/15/09	01/10/2006	25,000	0	0	0.00	0.00%
				$4,900		0.00%

(10)	Company has filed Chapter 11 bankruptcy protection.
(11)

The Portfolio invests in Senior Loans which generally pay interest at rates  which are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major European banks, such as the London Inter-Bank Offer Rate (“LIBOR”) or the prime rate offered by one or more major United States banks, or the certificate of deposit rate. Senior Loans are generally considered to be restrictive in that the Portfolio is ordinarily contractually obligated to receive approval from the Agent Bank and/or borrower prior to the disposition of a Senior Loan.

(12)

Senior Loans in the Fund’s Portfolio are generally subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments may occur. As a result, the actual remaining maturity may be substantially less than the stated maturities shown.

(13)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(14)	See Note 2 for details of Joint Repurchase Agreements.
(15)	See Note 4 for cost of investments on a tax basis.
(16)	Denominated in United States Dollars unless otherwise indicated.
(17)	Variable Rate Security - the rate reflected is as of December 31, 2007, maturity date reflects next reset date.
(18)	“Step-up” security where the rate increases (“steps-up”) at a predetermined rate. The rate reflected is as of December 31, 2007.
(19)	Company emerged from bankruptcy protection subsequent to December 31, 2007.
(20)	Brazilian inflation linked security. Income is linked to Brazil’s IPCA Consumer Price Index.
ADR	- American Depository Receipt
BTL	- Bank Term Loan
REMIC	- Real Estate Mortgage Investment Conduit
TBA	- Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal and maturity date will be determined upon settlement date.

Open Futures Contracts

Number of Contracts	Description	Expiration Date	Value at Trade Date	Value as of December 31, 2007	Unrealized Appreciation (Depreciation)
33 Long	U. S. Treasury 5 YR Notes	March 2008	$3,634,523	$3,639,281	$4,758
15 Long	U. S. Treasury Bonds	March 2008	1,740,986	1,745,625	4,639
66 Short	U. S. Treasury 10 YR Notes	March 2008	7,435,074	7,483,781	(48,707)
14 Long	U. S. Treasury 2 YR Notes	March 2008	2,936,170	2,943,500	7,330
					$(31,980)

Open Bond Forward Contracts

						Unrealized
	Principal			Value at	Value as of	Appreciation/
Description	Amount		Delivery Date	Trade Date	December 31, 2007	Depreciation

Canadian Government Bond 5.25% due 06/01/12	CAD	5,150,000	2/14/2008	$5,374,354	$5,508,404	$134,050
Canadian Government Bond 3.75% due 06/01/12	CAD	5,550,000	2/14/2008	5,466,978	5,597,828	130,850
Canadian Government Bond 5.75% due 06/01/33	CAD	(2,475,000)	2/14/2008	(3,030,154)	(3,157,478)	(127,324)
Unites States Treasury Notes TIPS 2.50% due 07/15/16		(5,592,849)	1/31/2008	(5,888,427)	(5,974,481)	(86,054)
Unites States Treasury Notes 4.88% due 08/15/16		5,975,000	1/11/2008	6,304,559	6,364,954	60,395
						$111,917

Open Forward Foreign Currency Contracts

Contract to			In Exchange		Delivery	Gross Unrealized
Deliver			For		Date	Appreciation
*	CAD	1,108,000	USD	1,126,703	3/19/2008	$3,160
	USD	1,082,289	AUD	1,241,000	3/19/2008	2,015
*	USD	1,294,929	BRL	2,394,000	3/19/2008	40,114
	USD	1,166,209	MYR	3,910,000	3/19/2008	22,204
	USD	1,106,578	SEK	7,160,000	3/19/2008	1,820
						$69,313

Contract to			In Exchange		Delivery	Gross Unrealized
Deliver			For		Date	Depreciation
*	BRL	5,643,000	USD	3,024,926	3/19/2008	$(121,962)
*	USD	1,130,843	CAD	1,108,000	3/19/2008	(7,300)
	USD	726,559	IDR	6,757,000,000	1/18/2008	(7,666)
						$(136,928)
Net Unrealized Appreciation (Depreciation)						$(67,615)

*	Represents partially offsetting forward foreign currency contracts, that to the extent they are offset, do not have additional market risk, but have continued counterparty settlement risk.

AUD - Australian Dollar
BRL - Brazilian Real
CAD - Canadian Dollar
EGP - Egyptian Pound
IDR - Indonesian Rupiah
MYR- Malaysian Ringgit
SEK - Swedish Krona
USD - United States Dollar

TIPS - Treasury Inflation Protected Securities

See Notes to Portfolio of Investments

SEASONS SERIES TRUST

MULTI-MANAGED

INCOME/EQUITY PORTFOLIO

Portfolio of Investments — December 31, 2007

(unaudited)

Security Description	Shares/Princiapal Amount (16)	Value (Note 1)
COMMON STOCK — 31.2%
Aerospace/Defense — 0.5%
Boeing Co.	4,100	358,586
General Dynamics Corp.	2,500	222,475
Lockheed Martin Corp.	2,900	305,254
Raytheon Co.	5,200	315,640
		1,201,955
Aerospace/Defense-Equipment — 0.2%
United Technologies Corp.	5,400	413,316
Agricultural Chemicals — 3.1%
Monsanto Co.	21,745	2,428,699
Potash Corp. of Saskatchewan, Inc.	28,390	4,087,025
Syngenta AG	3,309	839,577
		7,355,301
Agricultural Operations — 0.6%
Archer-Daniels-Midland Co.	10,700	496,801
Bunge, Ltd.	8,810	1,025,572
		1,522,373
Apparel Manufacturers — 0.1%
Coach, Inc.†	3,200	97,856
Polo Ralph Lauren Corp.	500	30,895
		128,751
Applications Software — 0.2%
Microsoft Corp.	14,900	530,440
Audio/Video Products — 0.3%
Sony Corp. ADR	12,970	704,271
Banks-Commercial — 0.0%
Marshall & Ilsley Corp.	2,100	55,608
Banks-Fiduciary — 0.2%
The Bank of New York Mellon Corp.	11,015	537,091
Banks-Super Regional — 0.8%
Bank of America Corp.	5,800	239,308
PNC Financial Services Group, Inc.	5,000	328,250
SunTrust Banks, Inc.	1,800	112,482
US Bancorp	5,300	168,222
Wachovia Corp.	2,000	76,060
Wells Fargo & Co.	32,505	981,326
		1,905,648
Beverages-Non-alcoholic — 0.4%
PepsiCo, Inc.	5,100	387,090
The Coca-Cola Co.	10,800	662,796
		1,049,886
Beverages-Wine/Spirits — 0.1%
Diageo PLC ADR	2,000	171,660
Brewery — 0.1%
Anheuser-Busch Cos., Inc.	2,500	130,850
Cable TV — 0.0%
Comcast Corp., Special Class A†	3,500	63,420
Casino Hotel — 0.3%
Boyd Gaming Corp.	19,520	665,046
Commercial Services-Finance — 0.0%
The Western Union Co.	4,000	97,120
Computers — 4.1%
Apple, Inc.†	25,205	4,992,607
Hewlett-Packard Co.	10,700	540,136
International Business Machines Corp.	3,600	389,160
Research In Motion, Ltd.†	32,955	3,737,097
		9,659,000
Cosmetics & Toiletries — 0.6%
Colgate-Palmolive Co.	5,200	405,392
Procter & Gamble Co.	13,900	1,020,538
		1,425,930
Diversified Manufacturing Operations — 0.4%
General Electric Co.	17,400	645,018
Honeywell International, Inc.	3,400	209,338
		854,356
Electric Products-Misc. — 0.1%
Emerson Electric Co.	5,100	288,966
Electric-Integrated — 0.6%
Dominion Resources, Inc.	7,100	336,895
FPL Group, Inc.	4,000	271,120
Northeast Utilities	5,000	156,550
PG&E Corp.	7,100	305,939
Progress Energy, Inc.	5,000	242,150
		1,312,654
Electronic Components-Semiconductors — 0.3%
Advanced Micro Devices, Inc.†	1,300	9,750
Intel Corp.	18,500	493,210
NVIDIA Corp.†	3,350	113,967
Texas Instruments, Inc.	3,600	120,240
		737,167
Electronic Forms — 0.1%
Adobe Systems, Inc.†	5,800	247,834
Electronic Measurement Instruments — 0.1%
Agilent Technologies, Inc.†	5,800	213,092
Enterprise Software/Service — 0.1%
Oracle Corp.†	13,700	309,346
Entertainment Software — 0.5%
Activision, Inc.†	5,700	169,290
Electronic Arts, Inc.†	16,590	969,022
		1,138,312
Finance-Credit Card — 0.0%
American Express Co.	1,800	93,636
Finance-Investment Banker/Broker — 1.6%
Citigroup, Inc.	6,000	176,640
JPMorgan Chase & Co.	7,300	318,645
Lehman Brothers Holdings, Inc.	7,230	473,131
Merrill Lynch & Co., Inc.	9,860	529,285
Morgan Stanley	3,700	196,507
The Bear Stearns Cos., Inc.	5,320	469,490
The Goldman Sachs Group, Inc.	7,655	1,646,208
		3,809,906
Finance-Mortgage Loan/Banker — 0.1%
Fannie Mae	5,600	223,888
Food-Confectionery — 0.1%
WM Wrigley Jr. Co.	3,000	175,650
Food-Misc. — 0.4%
Campbell Soup Co.	6,000	214,380
Kellogg Co.	4,500	235,935
Kraft Foods, Inc., Class A	12,100	394,823
		845,138
Food-Retail — 0.1%
The Kroger Co.	4,800	128,208
Independent Power Producers — 0.0%
Dynegy, Inc., Class A†	38	271
Mirant Corp.†	62	2,417
		2,688
Industrial Gases — 0.2%
Praxair, Inc.	4,600	408,066

Insurance Broker — 0.1%
AON Corp.	6,600	314,754
Insurance-Multi-line — 0.1%
Hartford Financial Services Group, Inc.	1,800	156,942
MetLife, Inc.	2,500	154,050
		310,992
Insurance-Property/Casualty — 0.0%
SAFECO Corp.	500	27,840
Internet Content-Information/News — 0.0%
WebMD Health Corp., Class A†	100	4,107
Internet Infrastructure Software — 0.2%
Akamai Technologies, Inc.†	10,395	359,667
Machinery-Construction & Mining — 0.0%
Caterpillar, Inc.	1,400	101,584
Medical Instruments — 0.2%
Medtronic, Inc.	3,000	150,810
St. Jude Medical, Inc.†	6,100	247,904
		398,714
Medical Labs & Testing Services — 0.1%
Quest Diagnostics, Inc.	4,200	222,180
Medical Products — 0.2%
Baxter International, Inc.	4,400	255,420
Johnson & Johnson	3,800	253,460
		508,880
Medical-Biomedical/Gene — 1.0%
Amgen, Inc.†	5,500	255,420
Celgene Corp.†	27,680	1,279,093
Genentech, Inc.†	6,480	434,613
Genzyme Corp.†	3,700	275,428
		2,244,554
Medical-Drugs — 1.1%
Abbott Laboratories	12,300	690,645
Bristol-Myers Squibb Co.	5,500	145,860
Eli Lilly & Co.	4,500	240,255
Merck & Co., Inc.	8,200	476,502
Pfizer, Inc.	7,800	177,294
Roche Holding AG	4,804	827,496
Schering-Plough Corp.	4,200	111,888
		2,669,940
Metal Processors & Fabrication — 0.6%
Precision Castparts Corp.	9,440	1,309,328
Metal-Diversified — 0.0%
Freeport-McMoRan Copper & Gold, Inc.	670	68,635
Mining — 0.3%
Barrick Gold Corp.	14,400	605,520
Multimedia — 0.1%
The Walt Disney Co.	3,300	106,524
Time Warner, Inc.	5,100	84,201
		190,725
Networking Products — 0.2%
Cisco Systems, Inc.†	16,800	454,776
Oil Companies-Exploration & Production — 1.5%
Apache Corp.	5,980	643,089
Continental Resources, Inc.†	54,025	1,411,673
EOG Resources, Inc.	6,095	543,979
Occidental Petroleum Corp.	9,925	764,126
XTO Energy, Inc.	1,375	70,620
		3,433,487
Oil Companies-Integrated — 3.2%
Chevron Corp.	5,200	485,316
ConocoPhillips	25,720	2,271,076
ExxonMobil Corp.	10,000	936,900
Hess Corp.	18,045	1,820,019
Marathon Oil Corp.	300	18,258
Suncor Energy, Inc.	18,765	2,040,318
		7,571,887
Oil Refining & Marketing — 0.3%
Valero Energy Corp.	10,770	754,223
Oil-Field Services — 0.3%
Baker Hughes, Inc.	2,300	186,530
Schlumberger, Ltd.	5,100	501,687
		688,217
Optical Supplies — 0.4%
Alcon, Inc.	7,060	1,009,862
Pharmacy Services — 0.3%
Express Scripts, Inc.†	6,600	481,800
Medco Health Solutions, Inc.†	1,600	162,240
		644,040
Retail-Apparel/Shoe — 0.4%
Abercrombie & Fitch Co., Class A	10,715	856,879
Retail-Computer Equipment — 0.2%
GameStop Corp., Class A†	6,300	391,293
Retail-Consumer Electronics — 0.1%
Best Buy Co., Inc.	4,600	242,190
Retail-Discount — 0.2%
Target Corp.	3,600	180,000
Wal-Mart Stores, Inc.	3,800	180,614
		360,614
Retail-Drug Store — 0.2%
CVS Caremark Corp.	13,000	516,750
Walgreen Co.	1,500	57,120
		573,870
Retail-Jewelry — 0.0%
Tiffany & Co.	700	32,221
Retail-Major Department Stores — 0.4%
J.C. Penney Co., Inc.	19,565	860,664
Retail-Regional Department Stores — 0.1%
Kohl’s Corp.†	4,400	201,520
Macy’s, Inc.	2,200	56,914
		258,434
Telecom Equipment-Fiber Optics — 0.1%
Corning, Inc.	10,900	261,491
Telecom Services — 0.2%
Time Warner Telecom, Inc., Class A†	21,030	426,699
Telecommunication Equipment — 0.0%
Harris Corp.	1,300	81,484
Telephone-Integrated — 0.4%
AT&T, Inc.	20,347	845,621
Sprint Nextel Corp.	2,900	38,077
Verizon Communications, Inc.	2,800	122,332
		1,006,030
Therapeutics — 1.0%
Amylin Pharmaceuticals, Inc.†	2,700	99,900
Gilead Sciences, Inc.†	48,095	2,212,851
ImClone Systems, Inc.†	3,700	159,100
		2,471,851

Tobacco — 0.1%
Altria Group, Inc.	3,100	234,298
Transport-Services — 0.1%
United Parcel Service, Inc., Class B	2,900	205,088
Web Portals/ISP — 0.8%
Google, Inc., Class A†	2,590	1,790,933
Yahoo!, Inc.†	4,300	100,018
		1,890,951
Wireless Equipment — 0.4%
Nokia Oyj ADR	13,800	529,782
QUALCOMM, Inc.	11,900	468,265
		998,047
Total Common Stock (cost $52,012,404)		73,452,589
PREFERRED STOCK — 0.1%
Banks-Money Center — 0.0%
Santander Finance Preferred SA 5.66%(1)	5,200	96,460
Banks-Super Regional — 0.0%
Wachovia Capital Trust IX 6.38%	2,050	40,898
Diversified Financial Services — 0.1%
General Electric Capital Corp. 8.00%(3)	5,000	112,500
Special Purpose Entity — 0.0%
Structured Repackaged Asset-Backed Trust Securities 4.10%(1)	5,600	97,048
Total Preferred Stock (cost $438,867)		346,906
ASSET BACKED SECURITIES — 9.3%
Diversified Financial Services — 9.3%
American Tower Trust, Series 2007-1A, Class AFX 5.42% due 04/15/37*(4)	975,000	994,383
Asset Securitization Corp., Series 1997-D5, Class A1C 6.75% due 02/14/43(4)	9,238	9,250
Banc of America Commercial Mtg., Inc., Series 2005-6, Class A4 5.35% due 09/10/47(4)(5)	100,000	100,218
Banc of America Commercial Mtg., Inc., Series 2007-1, Class A4 5.45% due 01/15/49(4)	900,000	904,402
Banc of America Funding Corp., Series 2007-C, Class 5A1 5.39% due 05/20/36(5)(6)	211,608	210,762
Banc of America Funding Corp., Series 2006-J, Class 2A1 5.89% due 01/20/47(5)(6)	213,018	210,091
Banc of America Large Loan, Series 2006-277A, Class PAA 5.27% due 10/10/45*(4)(5)	145,000	133,348
Bear Stearns Commercial Mtg. Securities, Inc., Series 2004-PWR6, Class A6 4.83% due 11/11/41(4)	1,000,000	989,722
Bear Stearns Commercial Mtg. Securities, Inc., Series 2007-PW15, Class A2 5.21% due 02/11/44(4)	135,000	134,468
Bear Stearns Commercial Mtg. Securities, Inc., Series 2007-PW18, Class A4 5.70% due 10/11/17(4)	360,000	377,606
Chase Mtg. Finance Corp., Series 2007-A2, Class 1A1 4.61% due 07/25/37(5)(6)	299,274	295,943
Citigroup/Deutsche Bank Commercial Mtg. Trust, Series 2005-CD1, Class A4 5.40% due 07/15/44(4)(5)	295,000	294,140
Commercial Mtg. Pass Through Certs., Series 2004-LB2A, Class A3 4.22% due 03/10/39(4)	297,000	293,853
Commercial Mtg. Pass Through Certs., Series 2006-C7, Class A4 5.96% due 06/10/46(4)(5)	700,000	725,021
Countrywide Asset-Backed Certs., Series 2006-S6, Class A3 5.66% due 03/25/34	260,000	230,326
Countrywide Home Loans, Series 2007-4, Class 1A1 6.00% due 05/25/37(6)	277,273	278,643
Countrywide Home Loans, Series 2006-14, Class A3 6.25% due 09/25/36(6)	212,663	215,187
Credit Suisse Mtg. Capital Certs., Series 2006-C1, Class A4 5.61% due 02/15/39(4)(5)	900,000	913,641
Crown Castle Towers LLC, Series 2006-1A Class E 6.07% due 11/15/36*(4)(7)	190,000	180,927
Greenwich Capital Commerical Funding Corp., Series 2005-GG3, Class A4 4.80% due 08/10/42(4)	1,000,000	962,035
GS Mtg. Securities Corp. II, Series 2004-GG2, Class A6 5.40% due 08/10/38(4)	600,000	612,685
GS Mtg. Securities Corp. II, Series 2007-GG10, Class AM 5.99% due 08/10/45(4)(5)	300,000	303,040
GS Mtg. Securities Corp. II, Series 2007-EOP, Class L 6.55% due 03/06/20*(1)(4)	180,000	172,800
GSR Mtg. Loan Trust, Series 2005-AR2, Class 1A2 5.70% due 04/25/35(5)(6)	342,351	337,834
GSR Mtg. Loan Trust, Series 2007-AR1, Class 2A1 6.00% due 03/25/37(5)(6)	101,462	101,533
Impac CMB Trust, Series 2005-4, Class 1A1A 5.14% due 05/25/35(1)(6)	312,422	290,592
JP Morgan Chase Commercial Mtg. Securities Corp., Series 2004-CBX, Class A3 4.18% due 01/12/37(4)	700,000	694,686
JP Morgan Chase Commercial Mtg. Securities Corp., Series 2007-CB18, Class A4 5.44% due 06/12/47(4)	40,000	40,158

JP Morgan Chase Commercial Mtg. Securities Corp., Series 2006-CB16, Class E 5.84% due 05/12/45*(4)	110,000	95,937
JP Morgan Chase Commercial Mtg. Securities Corp., Series 2006-LDP7, Class A4 6.07% due 04/15/45(4)(5)	1,075,000	1,118,497
JP Morgan Chase Commercial Mtg. Securities Corp., Series 2007-CB20, Class AJ 6.30% due 09/12/17(4)(5)	175,000	172,699
LB-UBS Commercial Mtg. Trust, Series 2005-C5, Class A2 4.89% due 09/15/30(4)	450,000	449,064
LB-UBS Commercial Mtg. Trust, Series 2007-C6, Class B 6.45% due 07/17/40(4)(5)	225,000	215,491
Merrill Lynch Mtg. Investors Trust, Series 2005-A1, Class 2A1 4.52% due 12/25/34(5)(6)	304,451	303,634
Merrill Lynch Mtg. Trust, Series 2005-CIP1, Class A4 5.05% due 07/12/38(4)	650,000	636,209
Merrill Lynch Mtg. Trust, Series 2006-C1, Class A2 5.80% due 05/12/39(4)(5)	1,300,000	1,320,705
Morgan Stanley Capital I, Series 2005-T17, Class A5 4.78% due 12/13/41(4)	1,335,000	1,283,464
Morgan Stanley Capital I, Series 2006-IQ12, Class D 5.53% due 12/15/43(4)	145,000	130,742
Morgan Stanley Mtg. Loan Trust, Series 2007-12, Class 3A22 6.00% due 08/25/37(6)	246,268	251,291
MortgageIT Trust, Series 2005-4, Class A1 5.15% due 10/25/35(1)(6)	659,604	643,523
Nomura Asset Securities Corp., Series 1998-D6, Class A1C 6.69% due 03/15/30(4)	500,000	531,813
Ocwen Advance Receivables Backed Notes, Series 2006-1A 5.34% due 11/24/15*(7)	185,000	148,000
Peco Energy Transition Trust, Series 2001-A, Class A1 6.52% due 12/31/10	210,000	222,647
Residential Asset Securities Corp., Series 2003-KS10, Class AI6 4.54% due 12/25/33	442,609	427,735
Swift Master Auto Receivables Trust, Series 2007-2, Class A 5.68% due 10/15/12(1)	308,885	308,666
Wachovia Bank Commercial Mtg. Trust, Series 2006-WL7A, Class F 5.37% due 09/15/21*(1)(4)	300,000	288,352
Wells Fargo Mtg. Backed Securities Trust, Series 2005-AR2, Class 2A2 4.55% due 03/25/35(5)(6)	630,924	622,368
Wells Fargo Mtg. Backed Securities Trust, Series 2004-BB, Class A2 4.56% due 01/25/35(5)(6)	762,434	759,971
Wells Fargo Mtg. Backed Securities Trust, Series 2006-AR17, Class A2 5.84% due 10/25/36(5)(6)	300,523	303,074
Wells Fargo Mtg. Backed Securities Trust, Series 2006-AR12, Class 2A1 6.10% due 09/25/36(5)(6)	130,593	130,778
West Penn Funding LLC Transition Bonds, Series 1999-A, Class A4 6.98% due 12/26/08(6)	177,290	178,677
WFS Financial Owner Trust, Series 2004-2, Class A4 3.54% due 11/21/11(6)	441,054	439,400
Total Asset Backed Securities (cost $22,263,318)		21,990,031
CONVERTIBLE BONDS & NOTES — 0.0%
Telecom Services — 0.0%
ICO North America, Inc. Notes 7.50% due 08/15/09(7)(8)(9) (cost $10,000)	10,000	9,800
CORPORATE BONDS & NOTES — 19.0%
Aerospace/Defense-Equipment — 0.0%
United Technologies Corp. Senior Notes 5.38% due 12/15/17	30,000	30,262
United Technologies Corp. Senior Notes 6.10% due 05/15/12	56,000	59,057
		89,319
Agricultural Chemicals — 0.0%
Terra Capital, Inc. Company Guar. Notes 7.00% due 02/01/17	15,000	14,662
The Mosaic Co. Senior Notes 7.38% due 12/01/14*	25,000	26,750
		41,412
Agricultural Operations — 0.2%
Archer-Daniels-Midland Co. Senior Notes 6.45% due 01/15/38	46,000	47,808
Cargill, Inc. Notes 5.00% due 11/15/13*	74,000	72,752
Cargill, Inc. Notes 5.60% due 09/15/12*	440,000	447,211
		567,771
Airlines — 0.4%
American Airlines, Inc. Pass Through Certs. Series 2003-1 3.86% due 07/09/10	108,801	103,225

American Airlines, Inc. Pass Through Certs. Series 2001-1, Class A-2 6.82% due 05/23/11	40,000	38,750
Continental Airlines, Inc. Pass Through Certs. Series 1998-3, Class A-2 6.32% due 11/01/08	400,000	398,000
Continental Airlines, Inc. Pass Through Certs. Series 1981-1, Class A 6.65% due 09/15/17	48,517	48,759
Continental Airlines, Inc. Pass Through Certs. Series 2007-1, Class B 6.90% due 04/19/22	70,000	63,000
Northwest Airlines, Inc. Pass Through Certs. Series 2002-1, Class G2 6.26% due 11/20/21	29,638	29,527
Southwest Airlines Co. Pass Through Certs. Series 2007-1, Class A 6.15% due 08/01/22	295,000	288,982
		970,243
Auto-Cars/Light Trucks — 0.0%
DaimlerChrysler NA Holding Corp. Company Guar. Notes 5.46% due 03/13/09(1)	35,000	34,805
Ford Motor Co. Debentures 6.38% due 02/01/29	35,000	23,275
General Motors Corp. Debentures 8.25% due 07/15/23	20,000	15,900
General Motors Corp. Senior Bonds 8.38% due 07/15/33	25,000	20,125
		94,105
Banks-Commercial — 0.2%
Colonial Bank NA Sub. Notes 6.38% due 12/01/15	40,000	39,533
Compass Bank Notes 5.50% due 04/01/20	70,000	65,860
Compass Bank Sub. Notes 6.40% due 10/01/17	25,000	25,513
First Maryland Capital II Notes 5.76% due 02/01/27(1)	64,000	59,382
Popular North America, Inc. Company Guar. Notes 5.65% due 04/15/09	45,000	45,441
Silicon Valley Bank Senior Notes 5.70% due 06/01/12	100,000	100,380
SouthTrust Bank Sub. Notes 4.75% due 03/01/13	70,000	68,283
SouthTrust Corp. Sub. Notes 5.80% due 06/15/14	30,000	30,979
Union Bank of California NA Sub. Notes 5.95% due 05/11/16	70,000	67,194
US Bank NA Notes 3.90% due 08/15/08	14,000	13,873
		516,438
Banks-Fiduciary — 0.0%
The Bank of New York Mellon Corp. Senior Notes 4.95% due 11/01/12	35,000	35,000
The Bank of New York Mellon Corp. Sub. Notes 6.38% due 04/01/12	35,000	36,669
		71,669
Banks-Super Regional — 0.9%
Bank of America Corp. Sub. Notes 5.25% due 12/01/15	200,000	195,366
Bank of America Corp. Senior Notes 5.38% due 09/11/12	200,000	203,739
Bank of America Corp. Sub. Notes 5.42% due 03/15/17	200,000	193,260
Bank Of America Corp. Senior Notes 6.00% due 09/01/17	360,000	367,802
Capital One Financial Corp. Senior Notes 5.70% due 09/15/11	137,000	132,350
Capital One Financial Corp. Senior Notes 6.75% due 09/15/17	620,000	594,655
JPMorgan Chase Bank NA Sub. Notes 6.00% due 10/01/17	30,000	30,511
JPMorgan Chase Bank NA Sub. Notes 6.13% due 11/01/08	58,000	58,555
Wachovia Capital Trust III Bank Guar. 5.80% due 03/15/11(1)(2)	435,000	388,694
Wells Fargo & Co. Senior Notes 4.63% due 08/09/10	35,000	35,027
		2,199,959
Beverages-Non-alcoholic — 0.0%
PepsiCo, Inc. Notes 4.65% due 02/15/13	63,000	63,423
Brewery — 0.0%
Anheuser-Busch Cos., Inc. Senior Notes 5.60% due 03/01/17	53,000	54,215
Broadcast Services/Program — 0.3%
Clear Channel Communications, Inc. Senior Notes 7.65% due 09/15/10	240,000	246,527
Liberty Media LLC Senior Notes 7.75% due 07/15/09	290,000	296,006

Liberty Media LLC Bonds 7.88% due 07/15/09	30,000	30,457
Nexstar Finance, Inc. Senior Sub. Notes 7.00% due 01/15/14	20,000	18,625
Turner Broadcasting Senior Notes 8.38% due 07/01/13	160,000	179,667
		771,282
Building Products-Air & Heating — 0.0%
American Standard, Inc. Company Guar. Notes 7.38% due 02/01/08	30,000	30,036
Building-Residential/Commerical — 0.2%
D.R. Horton, Inc. Company Guar. Notes 5.00% due 01/15/09	30,000	28,689
D.R. Horton, Inc. Company Guar. Notes 5.38% due 06/15/12	45,000	39,022
D.R. Horton, Inc. Senior Notes 5.63% due 09/15/14	280,000	235,177
Pulte Homes, Inc. Company Guar. Notes 7.88% due 08/01/11	40,000	38,482
Pulte Homes, Inc. Company Guar. Bonds 8.13% due 03/01/11	185,000	179,183
		520,553
Cable TV — 0.5%
AT&T Broadband, Inc. Company Guar. Notes 8.38% due 03/15/13	340,000	381,440
CCH I LLC Company Guar. Notes 11.00% due 10/01/15	19,000	15,390
CCH II LLC/CCH II Capital Corp. Company Guar. Notes 10.25% due 10/01/13	50,000	47,875
Comcast Cable Communications LLC Senior Notes 7.13% due 06/15/13	34,000	36,348
Comcast Corp. Company Guar. Notes 5.88% due 02/15/18	27,000	26,919
COX Communications, Inc. Senior Notes 5.45% due 12/15/14	130,000	127,404
COX Communications, Inc. Notes 5.88% due 12/01/16*	260,000	258,473
COX Communications, Inc. Bonds 6.45% due 12/01/36*	250,000	248,038
Time Warner Cable, Inc. Notes 5.85% due 05/01/17	80,000	80,198
		1,222,085
Casino Hotels — 0.1%
Harrah’s Operating Co., Inc. Company Guar. Notes 5.50% due 07/01/10	160,000	148,800
MGM Mirage, Inc. Senior Notes 5.88% due 02/27/14	15,000	13,725
Seminole Indian Tribe of Florida Bonds 7.80% due 10/01/20*	130,000	134,118
Turning Stone Resort Casino Enterprise Senior Notes 9.13% due 09/15/14*	10,000	10,200
		306,843
Cellular Telecom — 0.3%
Centennial Communications Corp. Senior Notes 10.48% due 01/01/13(1)	50,000	51,125
Cingular Wireless Services, Inc. Senior Notes 7.88% due 03/01/11	410,000	444,016
Cricket Communications, Inc. Company Guar. Notes 9.38% due 11/01/14	10,000	9,375
Cricket Communications, Inc. Company Guar. Notes 9.38% due 11/01/14*	5,000	4,687
MetroPCS Wireless, Inc. Senior Notes 9.25% due 11/01/14	20,000	18,800
Nextel Communications, Inc. Company Guar. Notes 5.95% due 03/15/14	75,000	70,498
Rural Cellular Corp. Senior Sub. Notes 8.12% due 06/01/13(1)	10,000	10,150
		608,651
Chemicals-Diversified — 0.0%
E.I. Du Pont de Nemours & Co. Senior Notes 4.88% due 04/30/14	19,000	18,814
E.I. Du Pont de Nemours & Co. Senior Notes 5.00% due 01/15/13	45,000	45,284
		64,098
Chemicals-Specialty — 0.2%
Cytec Industries, Inc. Notes 4.60% due 07/01/13	220,000	213,252
Cytec Industries, Inc. Notes 5.50% due 10/01/10	115,000	117,318
Huntsman International LLC Company Guar. Notes 7.88% due 11/15/14	35,000	37,100
Momentive Performance Materials, Inc. Senior Sub. Notes 11.50% due 12/01/16*	45,000	38,925
		406,595
Coal — 0.1%
Peabody Energy Corp. Company Guar. Notes 6.88% due 03/15/13	330,000	331,650

Commercial Services-Finance — 0.0%
The Western Union Co. Senior Notes 5.40% due 11/17/11	98,000	98,750
Computer Services — 0.1%
Compucom Systems, Inc. Senior Sub. Notes 12.50% due 10/01/15*	15,000	14,963
Computer Sciences Corp. Notes 3.50% due 04/15/08	30,000	29,819
Electronic Data Systems Corp. Notes 7.45% due 10/15/29	260,000	266,762
		311,544
Consumer Products-Misc. — 0.0%
American Achievement Corp. Senior Sub. Notes 8.25% due 04/01/12	10,000	9,750
Containers-Paper/Plastic — 0.1%
Pactiv Corp. Bonds 7.95% due 12/15/25	70,000	79,175
Pliant Corp. Company Guar. Notes 11.13% due 09/01/09	41,000	33,825
Smurfit-Stone Container Enterprises, Inc. Senior Notes 8.00% due 03/15/17	100,000	96,625
		209,625
Data Processing/Management — 0.0%
Fiserv, Inc. Senior Notes 6.13% due 11/20/12	55,000	55,979
Direct Marketing — 0.0%
Affinity Group, Inc. Senior Sub. Notes 9.00% due 02/15/12	25,000	23,750
Diversified Financial Services — 0.2%
American Express Travel Related Services Co., Inc. Senior Notes 5.25% due 11/21/11*	35,000	35,078
Citigroup Capital XXI 8.30% due 12/21/57(1)	435,000	454,223
General Electric Capital Corp. Senior Notes 5.25% due 10/19/12	72,000	73,637
		562,938
Diversified Manufacturing Operations — 0.3%
Danaher Corp. Senior Notes 5.63% due 01/15/18	79,000	79,987
General Electric Co . Notes 5.25% due 12/06/17	618,000	616,681
		696,668
Diversified Operations — 0.2%
Capmark Financial Group, Inc. Company Guar. Notes 5.88% due 05/10/12*	380,000	300,794
Capmark Financial Group, Inc. Company Guar. Notes 6.30% due 05/10/17*	105,000	78,274
		379,068
Electric-Generation — 0.1%
Bruce Mansfield Unit Pass Through Certs. 6.85% due 06/01/34	77,000	79,319
The AES Corp. Senior Notes 8.00% due 10/15/17*	40,000	40,900
The AES Corp. Senior Notes 8.88% due 02/15/11	50,000	52,125
		172,344
Electric-Integrated — 0.9%
Centerpoint Energy, Inc. Senior Notes 5.88% due 06/01/08	70,000	70,064
Commonwealth Edison Co. 1st Mtg. Bonds 5.95% due 08/15/16	95,000	96,373
Commonwealth Edison Co. 1st Mtg. Notes 6.15% due 09/15/17	32,000	32,977
Consumers Energy Co. 1st Mtg. Bonds 4.25% due 04/15/08	70,000	69,765
Dominion Resources, Inc. Senior Notes 5.69% due 05/15/08	66,000	66,146
Dominion Resources, Inc. Jr. Sub. Notes 6.30% due 09/30/66(1)	68,000	66,125
Duke Energy Corp. Senior Notes 4.20% due 10/01/08	60,000	59,623
Duke Energy Indiana, Inc. Debentures 5.00% due 09/15/13	35,000	34,261
Entergy Louisiana LLC 1st Mtg. Bonds 5.83% due 11/01/10	90,000	90,135
Florida Power & Light Co. 1st Mtg. Notes 5.55% due 11/01/17	72,000	73,447
Illinois Power Co. Senior Sec. Notes 6.13% due 11/15/17*	30,000	30,309
Mackinaw Power LLC Sec. Notes 6.30% due 10/31/23*	63,162	66,952
Mirant Americas Generation LLC Senior Notes 8.30% due 05/01/11	15,000	15,038
Mirant Mid-Atlantic LLC Pass Through Certs. Series B 9.13% due 06/30/17	22,363	24,767
Nisource Finance Corp. Company Guar. Notes 5.25% due 09/15/17	25,000	22,983
Nisource Finance Corp. Company Guar. Notes 7.88% due 11/15/10	470,000	498,585

Pepco Holdings, Inc. Senior Notes 6.45% due 08/15/12	30,000	31,395
PSEG Power LLC Company Guar. Notes 7.75% due 04/15/11	30,000	32,277
Puget Sound Energy, Inc. Senior Notes 5.20% due 10/01/15	103,000	99,260
Sierra Pacific Power Co. Senior Mtg. Notes 6.75% due 07/01/37	63,000	65,123
Southern Energy, Inc. Notes 7.90% due 07/15/09†*(7)(8)(9)	50,000	0
Texas Competitive Electric Holdings Co. LLC Senior Notes 10.25% due 11/01/15*	45,000	44,550
Texas-New Mexico Power Co. Senior Notes 6.25% due 01/15/09	140,000	141,564
Union Electric Co. Sec. Notes 6.40% due 06/15/17	340,000	356,327
Virginia Electric & Power Co. Senior Notes 6.35% due 11/30/37	26,000	26,662
		2,114,708
Electronic Components-Semiconductors — 0.0%
Amkor Technology, Inc. Senior Notes 9.25% due 06/01/16	10,000	10,025
Freescale Semiconductor, Inc. Senior Sub. Notes 10.13% due 12/15/16	15,000	12,375
National Semiconductor Corp. Senior Notes 6.60% due 06/15/17	60,000	62,215
		84,615
Electronic Measurement Instruments — 0.0%
Agilent Technologies, Inc. Senior Notes 6.50% due 11/01/17	56,000	56,886
Electronic Parts Distribution — 0.2%
Avnet, Inc. Senior Notes 6.63% due 09/15/16	370,000	388,004
Electronics-Military — 0.0%
L-3 Communications Corp. Company Guar. Notes 6.38% due 10/15/15	25,000	24,625
Finance-Auto Loans — 0.2%
Ford Motor Credit Co. LLC Senior Notes 5.80% due 01/12/09	4,000	3,797
Ford Motor Credit Co. LLC Notes 7.38% due 10/28/09	200,000	188,249
Ford Motor Credit Co. LLC Notes 7.88% due 06/15/10	4,000	3,691
GMAC LLC Notes 6.88% due 09/15/11	45,000	38,497
GMAC LLC Notes 6.88% due 08/28/12	202,000	169,269
		403,503
Finance-Commercial — 0.2%
Caterpillar Financial Services Corp. Senior Notes 4.85% due 12/07/12	30,000	30,052
CIT Group, Inc. Senior Notes 5.65% due 02/13/17	435,000	381,861
CIT Group, Inc. Notes
5.85% due 09/15/16	135,000	119,189
Transamerica Finance Corp. Senior Notes
6.40% due 09/15/08	33,000	33,356
		564,458
Finance-Consumer Loans — 0.0%
John Deere Capital Corp. Senior Notes 4.95% due 12/17/12	30,000	30,041
Finance-Credit Card — 0.1%
Capital One Bank Senior Sub. Notes 6.50% due 06/13/13	50,000	49,045
Discover Financial Services Notes 6.45% due 06/12/17*	80,000	77,033
		126,078
Finance-Investment Banker/Broker — 2.7%
Citigroup, Inc. Global Senior Notes 6.13% due 11/21/17	95,000	97,584
Citigroup, Inc. Senior Bonds 5.50% due 08/27/12	390,000	397,739
Citigroup, Inc. Senior Notes 5.85% due 07/02/13	70,000	72,065
Citigroup, Inc. Senior Notes 6.00% due 08/15/17	125,000	127,530
JP Morgan Chase & Co. Sub. Notes 5.13% due 09/15/14	805,000	789,044
JP Morgan Chase & Co. Senior Notes 5.38% due 01/15/14	80,000	79,607
Lazard Group LLC Senior. Notes 6.85% due 06/15/17	555,000	548,157
Lehman Brothers Holdings, Inc. Notes 4.38% due 11/30/10	30,000	29,297
Lehman Brothers Holdings, Inc. Senior Notes 6.20% due 09/26/14	240,000	244,432

Lehman Brothers Holdings, Inc. Notes 6.75% due 12/28/17	170,000	175,219
Lehman Brothers Holdings, Inc. Sub. Notes 6.88% due 07/17/37	132,000	129,054
Lehman Brothers Holdings, Inc. Senior Notes 7.00% due 09/27/27	260,000	263,888
Merrill Lynch & Co., Inc. Sub. Notes 6.11% due 01/29/37	220,000	194,302
Merrill Lynch & Co., Inc. Senior Notes 6.40% due 08/28/17	430,000	436,862
Morgan Stanley Sub. Notes 4.75% due 04/01/14	530,000	496,533
Morgan Stanley Senior Notes 5.75% due 08/31/12	250,000	255,190
Morgan Stanley Senior Notes 6.25% due 08/28/17	120,000	121,992
Schwab Capital Trust I Company Guar. Bonds 7.50% due 11/15/37(1)	236,000	237,109
The Bear Stearns Cos., Inc. Notes 4.50% due 10/28/10	35,000	33,577
The Bear Stearns Cos., Inc. Senior Notes 5.35% due 02/01/12	80,000	77,914
The Bear Stearns Cos., Inc. Sub. Notes 5.55% due 01/22/17	280,000	250,940
The Bear Stearns Cos., Inc. Notes 6.95% due 08/10/12	200,000	205,640
The Goldman Sachs Group, Inc. Senior Notes 5.45% due 11/01/12	110,000	112,141
The Goldman Sachs Group, Inc. Senior Notes 6.25% due 09/01/17	390,000	405,717
The Goldman Sachs Group, Inc. Sub. Notes 6.45% due 05/01/36	140,000	131,529
The Goldman Sachs Group, Inc. Senior Notes 6.75% due 10/01/37	487,000	477,152
		6,390,214
Finance-Mortgage Loan/Banker — 0.1%
Countrywide Financial Corp. Company Guar. Notes 4.50% due 06/15/10	45,000	32,699
Countrywide Financial Corp. Company Guar. Notes 5.80% due 06/07/12	233,000	170,206
Countrywide Financial Corp. Sub. Notes 6.25% due 05/15/16	96,000	55,255
Countrywide Home Loans, Inc. Company Guar. Notes 4.00% due 03/22/11	65,000	46,933
Residential Capital LLC Company Guar. Notes 6.50% due 04/17/13(18)	35,000	21,525
Residential Capital LLC Company Guar. Notes 6.60% due 04/17/09(1)	2,000	1,420
Residential Capital LLC Company Guar. Notes 7.62% due 05/22/09(1)	10,000	7,100
		335,138
Finance-Other Services — 0.2%
SB Treasury Co. LLC Bonds 9.40% due 06/30/08*(1)(2)	460,000	469,057
Food-Meat Products — 0.1%
Tyson Foods, Inc. Senior Notes 6.60% due 04/01/16	180,000	184,708
Food-Misc. — 0.1%
Kraft Foods, Inc. Senior Notes 6.25% due 06/01/12	130,000	135,049
Kraft Foods, Inc. Senior Notes 7.00% due 08/11/37	77,000	80,874
		215,923
Funeral Services & Related Items — 0.0%
Service Corp. International Senior Notes 6.75% due 04/01/16	30,000	28,875
Gas-Distribution — 0.1%
Energen Corp. Notes 7.63% due 12/15/10	260,000	282,167
Home Furnishings — 0.0%
Simmons Co. Senior Notes 10.00% due 12/15/14(3)	10,000	7,400
Hotels/Motels — 0.1%
Starwood Hotels & Resorts Worldwide, Inc. Senior Notes 6.25% due 02/15/13	35,000	35,021
Wyndham Worldwide Corp. Senior Notes 6.00% due 12/01/16	160,000	151,744
		186,765
Independent Power Producers — 0.1%
Calpine Corp. Sec. Notes 8.75% due 07/15/13*(19)	100,000	107,500
NRG Energy, Inc. Company Guar. Notes 7.38% due 02/01/16	55,000	53,625
		161,125
Industrial Automated/Robotic — 0.0%
Rockwell Automation, Inc. Debentures 6.25% due 12/01/37	60,000	60,239
Insurance Brokers — 0.3%
Marsh & McLennan Cos., Inc. Senior Notes 5.15% due 09/15/10	35,000	34,961

Marsh & McLennan Cos., Inc. Senior Notes 7.13% due 06/15/09	25,000	25,849
Willis North America, Inc. Company Guar. Notes 6.20% due 03/28/17	645,000	643,580
		704,390
Insurance-Life/Health — 0.0%
Americo Life, Inc. Notes 7.88% due 05/01/13*	44,000	44,932
Monumental Global Funding II Notes 5.65% due 07/14/11*	36,000	37,829
		82,761
Insurance-Multi-line — 0.3%
Symetra Financial Corp. Senior Notes 6.13% due 04/01/16*	120,000	119,488
The Allstate Corp. Senior Notes 7.20% due 12/01/09	78,000	82,225
Unitrin, Inc. Senior Notes 4.88% due 11/01/10	265,000	265,026
Unitrin, Inc. Senior Notes 6.00% due 05/15/17	220,000	210,390
		677,129
Insurance-Mutual — 0.1%
Liberty Mutual Insurance Co. Sub. Notes 7.70% due 10/15/97*	290,000	271,837
Insurance-Property/Casualty — 0.7%
Ace Capital Trust II Company Guar. Notes 9.70% due 04/01/30	270,000	342,037
Everest Reinsurance Holdings, Inc. Jr. Sub. Notes 6.60% due 05/15/37(1)	510,000	451,706
Everest Reinsurance Holdings, Inc. Senior Notes 8.75% due 03/15/10	290,000	317,372
Navigators Group, Inc. Senior Notes 7.00% due 05/01/16	139,000	147,895
The Travelers Cos., Inc. Senior Notes 6.25% due 06/15/37	23,000	22,278
W.R. Berkley Corp. Senior Notes 5.60% due 05/15/15	260,000	251,832
W.R. Berkley Corp. Senior Sub. Notes 6.25% due 02/15/37	7,000	6,510
		1,539,630
Investment Management/Advisor Services — 0.4%
Eaton Vance Corp. Senior Notes 6.50% due 10/02/17	460,000	482,600
Janus Capital Group, Inc. Notes 6.70% due 06/15/17	480,000	494,366
LVB Acquisition Merger Sub, Inc. Senior Notes 10.38% due 10/15/17*	30,000	29,925
LVB Acquisition Merger Sub, Inc. Senior Sub. Notes 11.63% due 10/15/17*	30,000	29,550
		1,036,441
Medical Labs & Testing Services — 0.1%
Quest Diagnostics, Inc. Company Guar. Notes 6.95% due 07/01/37	175,000	185,038
Medical Products — 0.0%
Baxter International, Inc. Senior Notes 6.25% due 12/01/37	24,000	24,625
Medical-Drugs — 0.1%
Abbott Laboratories Notes 6.15% due 11/30/37	36,000	37,986
American Home Products Corp. Notes 6.70% due 03/15/11	40,000	42,621
Wyeth Bonds 5.50% due 02/01/14	56,000	56,877
		137,484
Medical-Hospitals — 0.1%
Community Health Systems, Inc. Senior Notes 8.88% due 07/15/15	45,000	45,844
HCA, Inc. Senior Notes 6.25% due 02/15/13	50,000	43,750
HCA, Inc. Senior Sec. Notes 9.13% due 11/15/14	25,000	26,000
HCA, Inc. Senior Sec. Notes 9.25% due 11/15/16	80,000	84,000
		199,594
Medical-Wholesale Drug Distribution — 0.2%
AmerisourceBergen Corp. Company Guar. Notes 5.88% due 09/15/15	390,000	382,665
Metal Processors & Fabrication — 0.1%
Commercial Metals Co. Senior Notes 6.50% due 07/15/17	61,000	63,955
Timken Co. Notes 5.75% due 02/15/10	52,000	52,539
		116,494
Metal-Aluminum — 0.1%
Alcoa, Inc. Notes 6.00% due 01/15/12	67,000	69,541
Alcoa, Inc. Bonds 6.50% due 06/15/18	92,000	96,768
		166,309

Metal-Diversified — 0.0%
Freeport-McMoRan Copper & Gold, Inc. Senior Notes 8.38% due 04/01/17	35,000	37,538
Multimedia — 0.7%
AOL Time Warner, Inc. Company Guar. Bonds 7.63% due 04/15/31	290,000	320,920
Belo Corp. Senior Notes 6.75% due 05/30/13	30,000	29,544
Cox Enterprises, Inc. Notes 7.88% due 09/15/10*	93,000	99,822
News America, Inc. Debentures 7.28% due 06/30/28	125,000	134,332
News America, Inc. Company Guar. Bonds 7.30% due 04/30/28	35,000	37,690
Time Warner Entertainment Co. LP Debentures 8.38% due 03/15/23	155,000	182,574
Time Warner Entertainment Co. LP Senior Notes 8.38% due 07/15/33	91,000	109,620
Time Warner, Inc. Company Guar. Bonds 6.63% due 05/15/29	300,000	295,357
Viacom, Inc. Senior Notes 6.13% due 10/05/17	74,000	73,997
Viacom, Inc. Senior Notes 6.25% due 04/30/16	257,000	258,560
Viacom, Inc. Senior Notes 6.88% due 04/30/36	25,000	25,068
		1,567,484
Non-Hazardous Waste Disposal — 0.0%
Waste Management, Inc. Company Guar. Notes 6.88% due 05/15/09	33,000	33,880
Waste Management, Inc. Company Guar. Notes 7.75% due 05/15/32	35,000	39,701
		73,581
Office Automation & Equipment — 0.2%
IKON Office Solutions, Inc. Senior Notes 7.75% due 09/15/15	20,000	20,825
Pitney Bowes, Inc. Notes 5.25% due 01/15/37	109,000	107,444
Pitney Bowes, Inc. Notes 5.75% due 09/15/17	60,000	60,660
Xerox Corp. Senior Notes 5.50% due 05/15/12	375,000	381,231
		570,160
Oil Companies-Exploration & Production — 0.1%
Chesapeake Energy Corp. Company Guar. Notes 7.50% due 09/15/13	105,000	107,362
Sabine Pass LNG LP Sec. Notes 7.50% due 11/30/16	50,000	47,750
		155,112
Oil Companies-Integrated — 0.1%
Hess Corp. Bonds 7.88% due 10/01/29	40,000	47,345
Phillips Petroleum Co. Debentures 7.00% due 03/30/29	118,000	134,209
		181,554
Oil Refining & Marketing — 0.1% The Premcor Refining Group, Inc. Company Guar. Notes 6.75% due 05/01/14	108,000	111,002
Oil-Field Services — 0.0%
Allis-Chalmers Energy, Inc. Company Guar. Notes 9.00% due 01/15/14	10,000	9,850
Paper & Related Products — 0.1%
Bowater, Inc. Notes 6.50% due 06/15/13	20,000	14,700
Georgia-Pacific Corp. Company Guar. Notes 7.00% due 01/15/15*	20,000	19,450
Georgia-Pacific Corp. Company Guar. Notes 7.13% due 01/15/17*	5,000	4,863
Temple-Inland, Inc. Bonds 6.63% due 01/15/18	130,000	130,953
		169,966
Physicians Practice Management — 0.0%
US Oncology, Inc. Senior Sub. Notes 10.75% due 08/15/14	10,000	9,875
Pipelines — 0.4%
Centerpoint Energy Resources Corp. Senior Notes 6.13% due 11/01/17	11,000	11,195
CenterPoint Energy Resources Corp. Notes 7.75% due 02/15/11	60,000	64,343
Copano Energy LLC Company Guar. Notes 8.13% due 03/01/16	60,000	60,450
Duke Energy Field Services LLC Notes 6.88% due 02/01/11	35,000	36,645
Dynegy-Roseton Danskammer Pass Through Certs. Series B 7.67% due 11/08/16	25,000	24,875
NGPL PipeCo LLC Senior Notes 6.51% due 12/15/12*	500,000	507,661

Panhandle Eastern Pipe Line Senior Notes 6.20% due 11/01/17	74,000	73,009
Williams Cos., Inc. Senior Notes 7.88% due 09/01/21	50,000	55,438
		833,616
Publishing-Periodicals — 0.0%
The Reader’s Digest Association, Inc. Senior Sub. Notes 9.00% due 02/15/17*	25,000	20,938
Quarrying — 0.1%
Vulcan Materials Senior Notes 6.40% due 11/30/17	43,000	44,307
Vulcan Materials Senior Notes 7.15% due 11/30/37	57,000	58,719
		103,026
Radio — 0.2%
Chancellor Media Corp. Company Guar. Notes 8.00% due 11/01/08	375,000	387,595
Real Estate Investment Trusts — 1.4%
AvalonBay Communities, Inc. Senior Notes 5.75% due 09/15/16	60,000	58,191
Brandywine Operating Partnership LP Senior Notes 5.70% due 05/01/17	90,000	83,372
Brandywine Operating Partnership LP Company Guar. Notes 5.75% due 04/01/12	270,000	267,276
Colonial Properties Trust Notes 6.25% due 06/15/14	35,000	34,371
Developers Diversified Realty Corp. Senior Notes 5.00% due 05/03/10	320,000	314,879
Developers Diversified Realty Corp. Bonds 5.38% due 10/15/12	190,000	184,720
Health Care Property Investors, Inc. Senior Notes 5.65% due 12/15/13	245,000	237,615
Health Care Property Investors, Inc. Senior Sec. Notes 6.30% due 09/15/16	480,000	468,413
Kimco Realty Corp. Notes 5.58% due 11/23/15	370,000	354,006
Liberty Property LP Senior Notes 5.63% due 10/01/17	95,000	95,052
Liberty Property LP Senior Notes 7.25% due 03/15/11	170,000	181,305
Liberty Property LP Senior Notes 8.50% due 08/01/10	240,000	259,475
New Plan Excel Realty Trust Senior Notes 4.50% due 02/01/11	47,000	42,664
PPF Funding, Inc. Bonds 5.35% due 04/15/12*	35,000	34,931
Realty Income Corp. Senior Notes 6.75% due 08/15/19	325,000	335,276
Reckson Operating Partnership LP Senior Notes 6.00% due 03/31/16	16,000	14,934
Simon Property Group LP Notes 5.38% due 08/28/08	24,000	23,935
United Dominion Realty Trust, Inc. Senior Notes 6.05% due 06/01/13	330,000	332,816
Vornado Realty LP Notes 4.50% due 08/15/09	35,000	34,877
		3,358,108
Real Estate Management/Services — 0.2%
AMB Property LP Senior Notes 5.45% due 12/01/10	400,000	408,056
Real Estate Operations & Development — 0.3%
Colonial Realty LP Senior Notes 6.05% due 09/01/16	345,000	319,994
Regency Centers LP Company Guar. Notes 4.95% due 04/15/14	140,000	133,559
Regency Centers LP Company Guar. Bonds 5.25% due 08/01/15	180,000	170,608
Regency Centers LP Senior Notes 5.88% due 06/15/17	20,000	19,327
		643,488
Recycling — 0.0%
Aleris International, Inc. Company Guar. Notes 9.00% due 12/15/14	25,000	20,875
Aleris International, Inc. Company Guar. Notes 10.00% due 12/15/16	10,000	8,100
		28,975
Rental Auto/Equipment — 0.2%
Erac USA Finance Co. Company Guar. Notes 7.00% due 10/15/37*	510,000	463,197
Erac USA Finance Co. Notes 7.35% due 06/15/08*	90,000	90,768
		553,965
Research & Development — 0.0%
Alion Science and Technology Corp. Company Guar. Notes 10.25% due 02/01/15	25,000	21,313
Retail-Drug Store — 0.3%
CVS Caremark Corp. Senior Notes 5.75% due 06/01/17	310,000	311,995

CVS Caremark Corp. Senior Notes 6.25% due 06/01/27	38,000	38,082
CVS Caremark Corp. Pass Through Certs. Series 2007 6.94% due 01/10/30*	205,000	205,607
CVS Lease Pass Through Trust Pass Through Certs. Series 2006 6.04% due 12/10/28*	68,448	65,721
		621,405
Retail-Regional Department Stores — 0.2%
Macy’s Retail Holdings, Inc. Company Guar. Notes 5.88% due 01/15/13	380,000	372,257
Retail-Restaurants — 0.1%
Darden Restaurants, Inc. Senior Notes 6.80% due 10/15/37	40,000	39,995
NPC International, Inc. Company Guar. Notes 9.50% due 05/01/14	25,000	22,375
Yum! Brands, Inc. Notes 6.25% due 03/15/18	195,000	197,484
Yum! Brands, Inc. Senior Notes 6.88% due 11/15/37	23,000	22,893
		282,747
Savings & Loans/Thrifts — 0.2%
Independence Community Bank Corp. Sub. Notes 3.50% due 06/20/13(1)	32,000	31,770
Sovereign Bancorp, Inc. Senior Notes 4.80% due 09/01/10	90,000	89,664
Washington Mutual Bank Sub. Notes 5.50% due 01/15/13	78,000	69,209
Washington Mutual Preferred Funding III 6.90% due 06/15/12*(1)(2)	100,000	94,651
Washington Mutual, Inc. Senior Notes 5.50% due 08/24/11	50,000	44,598
Washington Mutual, Inc. Senior Sub. Notes 7.25% due 11/01/17	30,000	26,422
Western Financial Bank Senior Debentures 9.63% due 05/15/12	63,000	67,759
		424,073
Special Purpose Entities — 0.4%
BAE Systems Holdings, Inc. Notes 5.20% due 08/15/15*	85,000	82,537
Capital One Capital IV 6.75% due 02/17/37(1)	40,000	29,745
Consolidated Communications Illinois/Texas Holdings, Inc. Senior Notes 9.75% due 04/01/12	82,000	84,460
Farmers Exchange Capital Notes 7.05% due 07/15/28*	480,000	474,548
Hawker Beechcraft Acquisition Co. LLC / Hawker Beechcraft Notes Co. Senior Sub. Notes 9.75% due 04/01/17*	25,000	24,875
KAR Holdings, Inc. Company Guar. Notes 8.91% due 05/01/14*(1)	25,000	22,687
Norbord Delaware GP I Company Guar. Notes 6.45% due 02/15/17*	29,000	23,252
Pricoa Global Funding I Notes 5.30% due 09/27/13*	60,000	62,514
Principal Life Global Funding I Sec. Notes 5.25% due 01/15/13*	42,000	43,147
		847,765
Steel-Producers — 0.1% International Steel Group, Inc. Senior Notes 6.50% due 04/15/14	80,000	82,146
Nucor Corp. Notes 5.75% due 12/01/17	42,000	42,313
Reliance Steel & Aluminum Co. Company Guar. Notes 6.85% due 11/15/36	35,000	34,735
Ryerson, Inc. Senior Sec. Notes 12.57% due 11/01/14*(1)	25,000	24,000
United States Steel Corp. Senior Notes 6.65% due 06/01/37	28,000	24,977
United States Steel Corp. Senior Notes 7.00% due 02/01/18	34,000	33,773
		241,944
Telecom Services — 0.2%
Bellsouth Telecommunications, Inc. Debentures 7.00% due 12/01/95	113,000	117,824
PAETEC Holding Corp. Senior Notes 9.50% due 07/15/15*	5,000	4,900
Verizon Global Funding Corp. Notes 7.75% due 12/01/30	260,000	304,944
		427,668
Telephone-Integrated — 0.6%
Aliant Communications, Inc. Notes 6.75% due 04/01/28	330,000	302,401
AT&T Corp. Senior Notes 7.30% due 11/15/11	35,000	37,923
AT&T, Inc. Notes 6.30% due 01/15/38	295,000	299,718
BellSouth Corp. Senior Notes 6.00% due 10/15/11	100,000	103,574
Citizens Communications Co. Senior Notes 7.13% due 03/15/19	25,000	23,750

GTE Northwest, Inc. Debentures 5.55% due 10/15/08	30,000	30,062
Level 3 Financing, Inc. Company Guar. Notes 9.25% due 11/01/14	10,000	9,050
New England Telephone & Telegraph Co. Debentures 7.88% due 11/15/29	35,000	40,069
SBC Communications, Inc. Notes 5.10% due 09/15/14	130,000	128,655
Sprint Capital Corp. Company Guar. Notes 6.88% due 11/15/28	70,000	66,385
Sprint Capital Corp. Company Guar. Notes 7.63% due 01/30/11	200,000	208,420
Sprint Capital Corp. Company Guar. Bonds 8.38% due 03/15/12	160,000	173,284
Verizon New York, Inc. Debentures 6.88% due 04/01/12	59,000	62,599
		1,485,890
Television — 0.2%
CBS Corp. Company Guar. Notes 7.70% due 07/30/10	180,000	191,094
CBS Corp. Company Guar. Notes 7.88% due 07/30/30	120,000	130,234
Paxson Communication Corp. Senior Sec. Notes 10.49% due 01/15/13*(1)	35,000	34,431
Young Broadcasting, Inc. Company Guar. Notes 10.00% due 03/01/11	15,000	11,719
		367,478
Tobacco — 0.3%
Altria Group, Inc. Senior Notes 7.00% due 11/04/13	550,000	615,085
Transport-Air Freight — 0.1%
Atlas Air, Inc. Pass Through Certs. Series 1991-1, Class B 7.63% due 01/02/15	167,983	193,181
Atlas Air, Inc. Pass Through Certs. Series 2000-1, Class A 8.71% due 01/02/19	29,547	30,101
		223,282
Transport-Rail — 0.1%
BNSF Funding Trust I 6.61% due 12/15/55(1)	80,000	74,697
CSX Corp. Senior Notes 6.25% due 03/15/18	115,000	115,587
Union Pacific Corp. Notes 3.88% due 02/15/09	11,000	10,906
		201,190
Transport-Services — 0.1%
Federal Express Corp. Pass Through Certs. Series 1981A, Class A 6.72% due 01/15/22	144,418	154,712
FedEx Corp. Company Guar. Notes 5.50% due 08/15/09	30,000	30,331
PHI, Inc. Company Guar. Notes 7.13% due 04/15/13	50,000	48,000
Ryder System, Inc. Notes 5.85% due 03/01/14	19,000	18,817
		251,860
Travel Service — 0.0%
Travelport LLC Company Guar. Notes 9.75% due 09/01/14(1)	15,000	14,513
Wireless Equipment — 0.0%
Motorola, Inc. Senior Notes 6.63% due 11/15/37	30,000	29,025
Total Corporate Bonds & Notes (cost $45,167,318)		44,741,073
FOREIGN CORPORATE BONDS & NOTES — 4.9%
Agricultural Chemicals — 0.0%
Agrium, Inc. Senior Notes 7.13% due 05/23/36	50,000	51,311
Airport Development/Maintenance — 0.1%
SCL Terminal Aereo Santiago SA Sec. Notes 6.95% due 07/01/12*	226,961	237,385
Banks-Commercial — 0.8%
Barclays Bank PLC Jr. Sub. Notes 7.43% due 12/15/17*(1)(2)	49,000	50,918
BOI Capital Funding 6.11% due 02/04/16*(1)(2)	35,000	30,205
Caisse Nationale des Caisses d’Epargne et de Prevoyance Notes 4.51% due 12/30/09(1)(2)	55,000	39,738
HSBC Holdings PLC Sub. Notes 6.50% due 09/15/37	482,500	467,653
Overseas-Chinese Banking Sub. Notes 7.75% due 09/06/11*	410,000	443,233
Russian Agricultural Bank Bonds 6.30% due 05/15/17*	135,000	127,912
Russian Agricultural Bank Bonds 7.18% due 05/16/13	300,000	308,610
VTB Capital SA Senior Notes 6.25% due 07/02/35*	315,000	303,975
		1,772,244
Banks-Money Center — 0.4%
HBOS Capital Funding LP Bank Guar. Bonds 6.85% due 03/23/09(2)	88,000	76,982

Mizuho Financial Group Cayman, Ltd. Bank Guar. Notes 5.79% due 04/15/14*	650,000	679,856
Mizuho Financial Group Cayman, Ltd. Bank Guar. Bonds 8.38% due 04/27/09(2)	65,000	65,679
		822,517
Beverages-Wine/Spirits — 0.0%
Diageo Capital PLC Company Guar. Notes 5.75% due 10/23/17	30,000	30,170
Brewery — 0.4%
CIA Brasileira de Bebidas Notes 8.75% due 09/15/13	245,000	278,688
CIA Brasileira de Bebidas Company Guar. Notes 10.50% due 12/15/11	190,000	221,122
SABMiller PLC Notes 6.50% due 07/01/16*	310,000	323,754
		823,564
Broadcast Services/Program — 0.1%
Grupo Televisa SA Senior Notes 6.63% due 03/18/25	145,000	147,415
Building Products-Cement — 0.0%
C8 Capital SPV, Ltd. Notes 6.64% due 12/31/14*(1)(2)	65,000	61,597
Cellular Telecom — 0.0%
America Movil SAB de CV Company Guar. Bonds 5.63% due 11/15/17	45,000	43,969
Containers-Metal/Glass — 0.0%
Consumers International, Inc. Senior Notes 10.25% due 04/01/05†(7)(8)(10)	20,000	0
Cruise Lines — 0.0%
Royal Caribbean Cruises, Ltd. Senior Notes 7.00% due 06/15/13	40,000	39,433
Diversified Financial Services — 0.1%
BTM (Curacao) Holdings NV Bank Guar. Notes 4.76% due 07/21/15*(1)	100,000	99,388
TNK-BP Finance SA Company Guar. Bonds 7.88% due 03/13/18*	46,000	45,425
		144,813
Diversified Manufacturing Operations — 0.0%
Bombardier, Inc. Senior Notes 8.00% due 11/15/14*	25,000	26,125
Tyco International Group SA Company Guar. Notes 6.00% due 11/15/13	60,000	61,670
		87,795
Diversified Minerals — 0.1%
Vale Overseas, Ltd. Company Guar. Bonds 6.88% due 11/21/36	115,000	116,335
Diversified Operations — 0.2%
Hutchison Whampoa Finance, Ltd. Company Guar. Notes 7.50% due 08/01/27*	60,000	68,016
Hutchison Whampoa International, Ltd. Company Guar. Notes 7.45% due 11/24/33*	380,000	433,377
		501,393
Electric-Generation — 0.2%
Abu Dhabi National Energy Co. Notes 6.50% due 10/27/36*	580,000	558,630
Electric-Integrated — 0.2%
Empresa Nacional de Electricidad SA
Bonds 7.33% due 02/01/37	54,000	56,496
Enel Finance International SA
Company Guar. Notes 6.25% due 09/15/17*	201,000	203,394
Enel Finance International SA Company Guar. Notes 6.80% due 09/15/37*	275,000	276,294
		536,184
Electronic Components-Misc. — 0.0%
NXP BV / NXP Funding LLC Company Guar. Notes 9.50% due 10/15/15	5,000	4,581
Finance-Other Services — 0.0%
Lukoil International Finance BV Company Guar. Notes 6.36% due 06/07/17*	48,000	45,442
Food-Retail — 0.0%
Delhaize Group SA Notes 6.50% due 06/15/17	57,000	58,313
Gas-Distribution — 0.0%
Nakilat, Inc. Sec. Bonds 6.07% due 12/31/33*	50,000	45,623
Import/Export — 0.1%
Export-Import Bank of Korea Notes 5.50% due 10/17/12	255,000	256,051
Insurance-Multi-line — 0.3%
Aegon NV Sub. Bonds 5.40% due 07/15/14(1)(2)	78,000	55,380
AXA SA Sub. Notes 6.38% due 12/14/36*(1)(2)	54,000	46,537
AXA SA Sub. Notes 8.60% due 12/15/30	310,000	380,114
ING Groep NV Bonds 5.78% due 12/08/15(1)(2)	100,000	92,450
		574,481
Insurance-Property/Casualty — 0.1%
Xl Capital (Europe) PLC Company Guar. Notes 6.50% due 01/15/12	245,000	256,077

Investment Companies — 0.1%
Canadian Oil Sands, Ltd. Notes 5.80% due 08/15/13*		62,000	61,603
Xstrata Finance Canada Ltd. Notes 6.90% due 11/15/37*		30,000	29,839
			91,442
Medical-Drugs — 0.1%
Angiotech Pharmaceuticals, Inc. Company Guar. Notes 7.75% due 04/01/14		15,000	12,562
Angiotech Pharmaceuticals, Inc. Company Guar. Notes 8.87% due 12/01/13(1)		50,000	47,500
Elan Finance PLC Company Guar. Bonds 7.75% due 11/15/11		40,000	37,600
			97,662
Metal-Aluminum — 0.0%
Alcan, Inc. Notes 6.13% due 12/15/33		53,000	51,425
Metal-Diversified — 0.1%
Inco, Ltd. Bonds 7.20% due 09/15/32		164,000	175,678
Multimedia — 0.0%
The Thomson Corp. Notes 5.70% due 10/01/14		56,000	56,231
Oil Companies-Exploration & Production — 0.0%
Nexen, Inc. Bonds 6.40% due 05/15/37		58,000	57,903
Oil Companies-Integrated — 0.1%
Petrobras International Finance Co. Company Guar. Notes 5.88% due 03/01/18		165,000	164,092
Paper & Related Products — 0.0%
Abitibi-Consolidated, Inc. Notes 8.55% due 08/01/10		30,000	26,250
Pipelines — 0.1%
Enbridge, Inc. Bonds 5.80% due 06/15/14		117,000	118,917
Kinder Morgan Finance Co. ULC Company Guar. Notes 5.70% due 01/05/16		54,000	48,881
			167,798
Real Estate Operations & Development — 0.0%
Brascan Corp. Notes 8.13% due 12/15/08		70,000	72,117
Satellite Telecom — 0.0%
Intelsat Bermuda, Ltd. Company Guar. Notes 8.89% due 01/15/15(1)		40,000	40,100
Intelsat Intermediate Holding Co., Ltd. Senior Notes 9.25% due 02/01/15(3)		20,000	16,350
			56,450
Special Purpose Entities — 0.4%
Hybrid Capital Funding I LP Sub. Notes 8.00% due 06/30/11(2)		104,000	71,760
Petroleum Export, Ltd. Senior Notes 5.27% due 06/15/11*		218,904	223,738
Rio Tinto Finance USA, Ltd. Notes 2.63% due 09/30/08		30,000	29,474
UFJ Finance Aruba AEC Bonds 6.75% due 07/15/13		590,000	640,958
			965,930
Telecom Services — 0.0% TELUS Corp. Notes 8.00% due 06/01/11		78,000	84,511
Telephone-Integrated — 0.7%
British Telecom PLC Senior Notes 5.15% due 01/15/13		415,000	414,102
British Telecommunications PLC Bonds 8.63% due 12/15/30		44,000	58,240
Deutsche Telekom International Finance BV Company Guar. Bonds 8.00% due 06/15/10		300,000	320,278
France Telecom SA Bonds 7.75% due 03/01/11		220,000	236,461
Telecom Italia Capital SA Company Guar. Bonds 6.20% due 07/18/11		540,000	554,973
			1,584,054
Transport-Marine — 0.2%
DP World, Ltd. Bonds 6.85% due 07/02/37*		548,000	517,799
Transport-Rail — 0.0%
Canadian National Railway Co. Notes 6.38% due 10/15/11		60,000	62,912
Total Foreign Corporate Bonds & Notes (cost $11,567,753)			11,447,577
FOREIGN GOVERNMENT AGENCIES — 1.8%
Sovereign — 1.8%
Federal Republic of Brazil Notes 6.00% due 11/15/09(20)	BRL	110,000	1,023,198
Federal Republic of Brazil Bonds 6.43% due 01/05/16		1,280,000	780,944
Federal Republic of Brazil Notes 8.00% due 01/15/18		40,000	44,760

Federal Republic of Brazil Notes 10.00% due 01/01/17	BRL	2,900,000	1,369,333
Federal Republic of Brazil Bonds 10.50% due 07/14/14		75,000	95,437
Province of Quebec Debentures 7.50% due 09/15/29		81,000	105,918
Republic of Argentina Bonds 5.39% due 08/03/12(1)		105,000	59,325
Republic of Argentina Notes 8.28% due 12/31/33		177,896	170,780
Republic of Turkey Senior Notes 11.88% due 01/15/30		210,000	330,750
Republic of Venezuela Notes 8.50% due 10/08/14		40,000	38,600
Republic of Venezuela Bonds 9.25% due 09/15/27		210,000	209,475
Russian Federation Bonds 7.50% due 03/31/30*(18)		40,590	46,171
Total Foreign Government Agencies (cost $4,114,163)			4,274,691
LOANS — 0.1%
Finance-Auto Loans — 0.1%
Ford Motor Bank BTL-B 8.23% due 12/15/13(11)(12) (cost $232,650)		232,650	215,862
MUNICIPAL BONDS & NOTES — 0.3%
County of Sacramento Revenue Bonds Series C-1 6.80% due 01/22/08(17)		475,000	475,000
Phoenix, Arizona, Civic Improvement Corp. Excise Tax Revenue Revenue Bonds 6.30% due 07/01/08		100,000	100,896
Southern California Public Power Authority Power Project Revenue Bonds Series B 6.93% due 05/15/17		125,000	143,498
Total Municipal Bonds & Notes (cost $703,104)			719,394
U.S. GOVERNMENT AGENCIES — 33.4%
Federal Home Loan Bank — 0.2%
4.50% due 09/08/08		130,000	130,189
6.00% due 11/01/37		429,065	435,473
			565,662
Federal Home Loan Mtg. Corp. — 7.8%
4.13% due 07/12/10		124,000	125,527
4.45% due 03/06/08		215,000	214,930
5.00% due 07/01/20		68,324	68,391
5.00% due 12/01/20		133,373	133,504
5.00% due 05/01/21		1,263,128	1,264,367
5.00% due 07/01/21		447,565	448,004
5.00% due 05/01/34		349,285	341,178
5.00% due 06/01/34		449,929	439,486
5.00% due 07/01/35		88,926	86,821
5.00% due 08/01/35		375,099	366,221
5.00% due 10/01/35		462,149	451,211
5.00% due 11/01/35		364,255	355,634
5.00% due 07/01/36		4,331,927	4,227,629
5.00% due 11/01/37		145,838	142,301
5.00% due January TBA		3,750,000	3,658,594
5.50% due 11/15/25		570,000	578,489
5.50% due 06/15/31		173,000	175,915
5.50% due 07/01/34		152,672	152,536
5.50% due 07/01/35		81,927	81,790
5.50% due 05/01/37		259,303	258,768
5.50% due 06/01/37		68,201	68,060
5.50% due 08/01/37		1,990,890	1,986,780
5.50% due 11/01/37		465,892	464,931
5.50% due January TBA		45,000	44,902
5.81% due 01/01/37(1)		146,603	148,730
5.81% due 01/01/37(1)		228,222	229,682
5.96% due 10/01/36(1)		405,303	412,621
6.00% due 09/01/26		399,159	406,273
6.00% due 12/01/33		84,132	85,674
6.00% due 08/01/36		139,999	142,104
6.00% due 10/01/37		33,958	34,465
6.50% due 05/01/16		17,639	18,258
6.50% due 05/01/29		17,029	17,647
6.50% due 07/01/35		22,215	22,938
6.50% due 03/01/36		132,438	136,162
6.50% due 05/01/36		4,236	4,355
6.88% due 09/15/10		79,000	85,486
7.00% due 04/01/32		43,159	45,214
8.50% due 11/01/08		2,070	2,088
8.50% due 12/01/19		16	17
Federal Home Loan Mtg. Corp., REMIC Series 2635, Class NJ
3.00% due 03/15/17(6)		169,117	162,223
Federal Home Loan Mtg. Corp., REMIC Series 2586, Class NK
3.50% due 08/15/16(6)		73,591	71,940
Federal Home Loan Mtg. Corp., REMIC Series 1577, Class PK
6.50% due 09/15/23(6)		60,000	63,209
Federal Home Loan Mtg. Corp., REMIC Series 1226, Class Z
7.75% due 03/15/22(6)		4,649	4,848
			18,229,903
Federal National Mtg. Assoc. — 24.7%
3.88% due 02/01/08		250,000	249,846
4.50% due 11/01/22		740,001	727,616
4.56% due 01/01/15		853,096	846,778
4.75% due 12/15/10		69,000	71,165
4.85% due 11/01/15		825,625	833,460
5.00% due 03/01/18		201,091	201,594
5.00% due 06/01/19		42,929	43,008
5.00% due 07/01/22		2,503,855	2,506,607
5.00% due 05/01/35		3,460	3,378
5.00% due 09/01/35		256,640	250,550
5.00% due 10/01/35		967,717	944,755
5.00% due 01/01/37		109,659	106,999
5.00% due 07/01/37		58,108	56,699
5.25% due 08/01/12		50,000	51,975
5.50% due 03/01/18		149,379	151,599
5.50% due 08/01/21		844,348	855,399
5.50% due 10/01/21		1,885,958	1,910,643

5.50% due 12/01/21		740,060	749,746
5.50% due 05/01/22		46,414	47,016
5.50% due 06/01/22		76,160	77,148
5.50% due 07/01/22		944,206	956,456
5.50% due 11/01/22		2,999,991	3,038,912
5.50% due 05/01/34		116,847	116,933
5.50% due 06/01/34		132,476	132,483
5.50% due 09/01/35		5,724,345	5,720,853
5.50% due 12/01/35		310,227	310,038
5.50% due 02/01/36(1)		149,069	150,893
5.50% due 06/01/36		2,882,526	2,887,658
5.50% due 08/01/36		35,259	35,221
5.50% due 11/01/36		439,927	439,452
5.50% due 12/01/36		46,240	46,190
5.50% due 05/01/37		2,337,276	2,334,642
5.50% due 07/01/37		995,334	994,213
5.50% due 08/01/37		1,984,412	1,982,176
5.50% due February TBA		3,625,000	3,618,203
5.92% due 10/01/11		156,899	163,437
6.00% due 06/01/17		66,241	67,905
6.00% due 02/01/21		229,332	234,803
6.00% due 10/01/21		536,678	549,548
6.00% due 08/01/22		3,861,606	3,952,152
6.00% due 06/01/26		276,646	281,738
6.00% due 04/01/27		1,422,130	1,448,253
6.00% due 12/01/33		257,066	261,562
6.00% due 05/01/34		145,431	147,882
6.06% due 09/01/11		85,107	89,240
6.11% due 05/01/11		298,714	311,458
6.31% due 02/01/11		262,006	273,553
6.36% due 07/01/08		40,971	40,831
6.50% due 06/01/13		136,777	141,749
6.50% due 09/01/26		1,449,882	1,491,872
6.50% due 09/01/32		170,549	176,315
6.50% due 06/01/35		1,236,487	1,274,433
6.50% due 11/01/35		593,372	610,680
6.50% due 01/01/36		90,345	92,981
6.50% due 02/01/36		424,447	436,350
6.50% due 05/01/36		828,339	851,568
6.50% due 08/01/36		198,121	203,678
6.50% due 11/01/37		3,299,960	3,392,146
6.50% due February TBA		6,950,000	7,136,781
7.00% due 06/01/37		659,000	685,522
7.00% due 09/01/37		261,965	272,508
			58,039,249
Government National Mtg. Assoc. — 0.7%
4.50% due 05/15/36		950,994	910,676
5.50% due 05/15/36		74,134	74,683
6.00% due 09/15/32		54,206	55,596
6.00% due 12/15/33		296,992	304,596
7.00% due 11/15/31		54,069	57,311
7.00% due 07/15/33		50,728	53,776
7.50% due 01/15/32		40,956	43,689
8.00% due 11/15/31		7,976	8,635
8.50% due 11/15/17		3,626	3,909
9.00% due 11/15/21		994	1,076
Government National Mtg. Assoc.
Pass-Through
Series 2005-74 Class HB
7.50% due 09/15/35(6)		41,290	44,601
Government National Mtg. Assoc.
Pass-Through
Series 2005-74, Class HC
7.50% due 09/16/35(6)		948	997
			1,559,545
Overseas Private Investment Corp. — 0.0%
6.99% due 01/15/09		51,667	52,532
Total U.S. Government Agencies (cost $77,599,771)			78,446,891
U.S. GOVERNMENT TREASURIES — 1.6%
United States Treasury Bonds — 0.7%
4.75% due 02/15/37		30,000	31,397
6.25% due 08/15/23(13)		100,000	119,726
6.63% due 02/15/27		1,175,000	1,491,241
			1,642,364
United States Treasury Notes — 0.9%
2.63% due 05/15/08		19,000	18,951
3.38% due 10/15/09		47,000	47,290
3.38% due 11/30/12		500,000	493,378
3.63% due 01/15/10		66,000	66,763
4.00% due 02/15/14		150,000	153,246
4.25% due 10/15/10		60,000	61,917
4.25% due 11/15/17		192,000	195,345
4.50% due 05/15/10		30,000	31,001
4.50% due 02/28/11		20,000	20,833
4.50% due 11/15/15		200,000	208,391
4.63% due 02/29/08		274,000	274,556
4.88% due 02/15/12		75,000	79,559
5.00% due 02/15/11		6,000	6,336
5.00% due 08/15/11		17,000	18,009
5.63% due 05/15/08(13)		400,000	403,219
			2,078,794
Total U.S. Government Treasuries (cost $3,653,311)			3,721,158
Total Long-Term Investment Securities (cost $217,762,659)			239,365,972
SHORT-TERM INVESTMENT SECURITIES — 0.3%
Sovereign — 0.3%
Egypt Treasury Bill 5.98% due 05/06/08 (cost $653,249)	EGP	3,650,000	645,999
REPURCHASE AGREEMENTS — 3.7%
Agreement with State Street Bank & Trust Co., bearing interest at 2.00%, dated 12/31/07, to be repurchased 01/02/08 in the amount of $2,107,234 and collateralized by United States Treasury Notes, bearing interest at 4.25% due 08/15/15 and having an approximate value of $2,150,213		2,107,000	2,107,000

Agreement with State Street Bank & Trust Co., bearing interest at 2.00%, dated 12/31/07, to be repurchased 01/02/08 in the amount of $1,551,772 and collateralized by United States Treasury Bonds, bearing interest at 6.38% due 08/15/27 and having an approximate value of $1,582,721	1,551,000	1,551,000
Bank of America Joint Repurchase Agreement (14)	5,010,000	5,010,000
Total Repurchase Agreements (cost $8,668,000)		8,668,000
TOTAL INVESTMENTS (cost $227,083,908) (15)	105.7%	248,679,971
Liabilities in excess of other assets	(5.7)	(13,420,222)
NET ASSETS	100.0%	$235,259,749

*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At December 31, 2007, the aggregate value of these securities was $12,444,608 representing 5.2% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.

†	Non-income producing security
(1)	Floating rate security where the rate fluctuates. The rate moves up or down at each reset date. The rate reflected is as of December 31, 2007.
(2)	Perpetual maturity - maturity date reflects the next call date.
(3)	“Step-up” security where the rate increases (“steps-up”) at a predetermined rate. Rate shown reflects the increased rate.
(4)	Commercial Mortgage Backed Security
(5)	Variable Rate Security - the rate reflected is as of December 31, 2007, maturity date reflects stated maturity date.
(6)	Collateralized Mortgage Obligation
(7)	Fair valued security; see Note 1
(8)	Illiquid security
(9)

To the extent permitted by the Statement of Additional Information, the Multi-Managed Income/Equity Portfolio may invest in restricted securities.  The Portfolio has no right to demand registration of these securities.  The securities are valued pursuant to Note 1.  Restricted securities held by a Portfolio may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933.  The risk of investing in such securities is generally greater than the risk of investing in the securities of widely held, publicly traded companies.  Lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security.  In addition, these securities may exhibit greater price volatility than securities for which secondary markets exist.  As of December 31, 2007, the Multi-Managed Income/Equity Portfolio held the following restricted securities:

					Market
	Acquisition	Principal	Acquisition	Market	Value	% of
Name	Date	Amount	Cost	Value	Per Share	Net Assets

ICO North America, Inc.
7.50% due 8/15/09	8/11/2005	$10,000	$10,400	$9,800	$98.00	0.00%
Southern Energy, Inc.
7.90% due 7/15/09	1/10/2006	50,000	0	0	0.00	0.00%
				$9,800		0.00%

(10)	Company has filed Chapter 11 bankruptcy protection.
(11)

The Portfolio invests in Senior Loans which generally pay interest at rates which are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major European banks, such as the London Inter-Bank Offer Rate (“LIBOR”) or the prime rate offered by one or more major United States banks, or the certificate of deposit rate. Senior Loans are generally considered to be restrictive in that the Portfolio is ordinarily contractually obligated to receive approval from the Agent Bank and/or borrower prior to the disposition of a Senior Loan.

(12)

Senior Loans in the Fund’s Portfolio are generally subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments may occur. As a result, the actual remaining maturity may be substantially less than the stated maturities shown.

(13)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(14)	See Note 2 for details of Joint Repurchase Agreements.
(15)	See Note 4 for cost of investments on a tax basis.
(16)	Denomintaed in United States Dollars unless otherwise indicated.
(17)	Variable Rate Security - the rate reflected is as of December 31, 2007, maturity date reflects next reset date.
(18)	“Step-up” security where the rate increases (“steps-up”) at a predetermined rate. The rate reflected is as of December 31, 2007.
(19)	Company emerged from bankruptcy protection subsequent to December 31, 2007.
(20)	Brazilian inflation linked security. Income is linked to Brazil’s IPCA Consumer Price Index.
ADR	- American Depository Receipt
BTL	- Bank Term Loan
REMIC	- Real Estate Mortgage Investment Conduit
TBA	- Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal and maturity date will be determined upon settlement date.

Open Futures Contracts

Number of Contracts	Description	Expiration Date	Value at Trade Date	Value as of December 31, 2007	Unrealized Appreciation (Depreciation)
38 Long	U. S. Treasury 5 YR Notes	March 2008	$4,189,763	$4,190,688	$925
1 Long	U. S. Treasury Bonds	March 2008	116,350	116,375	(25)
70 Short	U. S. Treasury 10 YR Notes	March 2008	8,002,561	7,937,344	(65,217)
24 Long	U. S. Treasury 2 YR Notes	March 2008	5,033,312	5,046,000	12,688
					$(51,629)

Open Bond Forward Contracts

					Unrealized
	Principal		Value at	Value as of	Appreciation/
Description	Amount	Delivery Date	Trade Date	December 31, 2007	Depreciation

Canadian Government Bond
5.25% due 06/01/12	CAD 5,950,000	2/14/2008	$6,209,205	$6,364,079	$154,874
Canadian Government Bond
3.75% due 06/01/12	CAD 6,375,000	2/14/2008	6,279,636	6,429,937	150,301
Canadian Government Bond
5.75% due 06/01/33	CAD (2,850,000)	2/14/2008	(3,489,269)	(3,635,884)	(146,615)
Unites States Treasury Notes TIPS
2.50% due 07/15/16	(6,425,273)	1/31/2008	(6,764,845)	(6,863,706)	(98,861)
Unites States Treasury Notes
4.88% due 08/15/16	6,875,000	1/11/2008	7,254,201	7,323,692	69,491
					$129,190

Open Forward Foreign Currency Contracts

Contract to		In Exchange		Delivery	Gross Unrealized
Deliver		For		Date	Appreciation
* CAD	1,282,000	USD	1,303,640	3/19/2008	$3,657
USD	1,250,606	AUD	1,434,000	3/19/2008	2,329
* USD	1,490,684	BRL	2,756,000	3/19/2008	46,233
USD	1,345,167	MYR	4,510,000	3/19/2008	25,611
USD	1,270,401	SEK	8,220,000	3/19/2008	2,089
					$79,919

Contract to		In Exchange		Delivery	Gross Unrealized
Deliver		For		Date	Depreciation
* BRL	6,513,000	USD	3,491,289	3/19/2008	$(140,765)
* USD	1,308,430	CAD	1,282,000	3/19/2008	(8,446)
USD	833,333	IDR	7,750,000,000	1/18/2008	(8,793)
					$(158,004)
Net Unrealized Appreciation (Depreciation)					$(78,085)

*	Represents partially offsetting forward foreign currency contracts, that to the extent they are offset, do not have additional market risk, but have continued counterparty settlement risk.

AUD - Australian Dollar
BRL - Brazilian Real
CAD - Canadian Dollar
EGP - Egyptian Pound
IDR - Indonesian Rupiah
MYR- Malaysian Ringgit
SEK - Swedish Krona
USD - United States Dollar

TIPS - Treasury Inflation Protected Securities

See Notes to Portfolio of Investments

SEASONS SERIES TRUST
MULTI-MANAGED INCOME PORTFOLIO

Portfolio of Investments — December 31, 2007

(unaudited)

Security Description	Shares/Princiapal Amount (16)	Value (Note 1)
COMMON STOCK — 15.9%
Aerospace/Defense — 0.3%
Boeing Co.	1,638	143,259
General Dynamics Corp.	1,038	92,372
Lockheed Martin Corp.	1,138	119,786
Raytheon Co.	2,118	128,563
		483,980
Aerospace/Defense-Equipment — 0.1%
United Technologies Corp.	2,244	171,756
Agricultural Chemicals — 1.4%
Monsanto Co.	7,058	788,308
Potash Corp. of Saskatchewan, Inc.	8,155	1,173,994
Syngenta AG	978	248,143
		2,210,445
Agricultural Operations — 0.3%
Archer-Daniels-Midland Co.	4,100	190,363
Bunge, Ltd.	2,475	288,115
		478,478
Apparel Manufacturers — 0.0%
Coach, Inc.†	1,311	40,090
Polo Ralph Lauren Corp.	200	12,358
		52,448
Applications Software — 0.1%
Microsoft Corp.	5,467	194,625
Audio/Video Products — 0.1%
Sony Corp. ADR	3,725	202,268
Banks-Commercial — 0.0%
Marshall & Ilsley Corp.	888	23,514
Banks-Fiduciary — 0.1%
The Bank of New York Mellon Corp.	3,891	189,725
Banks-Super Regional — 0.4%
Bank of America Corp.	2,395	98,818
PNC Financial Services Group, Inc.	1,970	129,330
SunTrust Banks, Inc.	870	54,366
US Bancorp	2,115	67,130
Wachovia Corp.	841	31,983
Wells Fargo & Co.	9,845	297,221
		678,848
Beverages-Non-alcoholic — 0.3%
PepsiCo, Inc.	2,072	157,265
The Coca-Cola Co.	4,072	249,898
		407,163
Beverages-Wine/Spirits — 0.0%
Diageo PLC ADR	841	72,183
Brewery — 0.0%
Anheuser-Busch Cos., Inc.	1,161	60,767
Cable TV — 0.0%
Comcast Corp., Special Class A†	1,385	25,096
Casino Hotel — 0.1%
Boyd Gaming Corp.	5,490	187,044
Commercial Services-Finance — 0.0%
The Western Union Co.	1,600	38,848
Computers — 1.9%
Apple, Inc.†	7,240	1,434,099
Hewlett-Packard Co.	4,054	204,646
International Business Machines Corp.	1,464	158,259
Research In Motion, Ltd.†	9,500	1,077,300
		2,874,304
Cosmetics & Toiletries — 0.3%
Colgate-Palmolive Co.	2,078	162,001
Procter & Gamble Co.	4,983	365,852
		527,853
Diversified Manufacturing Operations — 0.2%
General Electric Co.	6,798	252,002
Honeywell International, Inc.	1,644	101,221
		353,223
Electric Products-Misc. — 0.1%
Emerson Electric Co.	2,072	117,400
Electric-Integrated — 0.3%
Dominion Resources, Inc.	2,908	137,984
FPL Group, Inc.	1,705	115,565
Northeast Utilities	2,000	62,620
PG&E Corp.	2,592	111,689
Progress Energy, Inc.	2,034	98,507
		526,365
Electronic Components-Semiconductors — 0.2%
Advanced Micro Devices, Inc.†	528	3,960
Intel Corp.	7,178	191,366
NVIDIA Corp.†	1,401	47,662
Texas Instruments, Inc.	1,485	49,599
		292,587
Electronic Forms — 0.1%
Adobe Systems, Inc.†	2,300	98,279
Electronic Measurement Instruments — 0.1%
Agilent Technologies, Inc.†	2,400	88,176
Enterprise Software/Service — 0.1%
Oracle Corp.†	5,303	119,742
Entertainment Software — 0.3%
Activision, Inc.†	2,261	67,151
Electronic Arts, Inc.†	5,636	329,199
		396,350
Finance-Credit Card — 0.0%
American Express Co.	870	45,257
Finance-Investment Banker/Broker — 0.8%
Citigroup, Inc.	2,472	72,776
JPMorgan Chase & Co.	2,808	122,569
Lehman Brothers Holdings, Inc.	2,075	135,788
Merrill Lynch & Co., Inc.	3,140	168,555
Morgan Stanley	1,524	80,940
The Bear Stearns Cos., Inc.	1,215	107,224
The Goldman Sachs Group, Inc.	2,270	488,163
		1,176,015
Finance-Mortgage Loan/Banker — 0.1%
Fannie Mae	2,247	89,835
Food-Confectionery — 0.0%
WM Wrigley Jr. Co.	1,200	70,260
Food-Misc. — 0.2%
Campbell Soup Co.	2,501	89,361
Kellogg Co.	1,838	96,366
Kraft Foods, Inc., Class A	4,716	153,883
		339,610
Food-Retail — 0.0%
The Kroger Co.	1,983	52,966
Independent Power Producers — 0.0%
Dynegy, Inc., Class A†	45	322
Mirant Corp.†	37	1,442
		1,764
Industrial Gases — 0.1%
Praxair, Inc.	1,838	163,049

Insurance Broker — 0.1%
AON Corp.	2,600	123,994
Insurance-Multi-line — 0.1%
Hartford Financial Services Group, Inc.	670	58,417
MetLife, Inc.	1,077	66,365
		124,782
Insurance-Property/Casualty — 0.0%
SAFECO Corp.	200	11,136
Internet Content-Information/News — 0.0%
WebMD Health Corp., Class A†	100	4,107
Internet Infrastructure Software — 0.1%
Akamai Technologies, Inc.†	2,985	103,281
Machinery-Construction & Mining — 0.0%
Caterpillar, Inc.	580	42,085
Medical Instruments — 0.1%
Medtronic, Inc.	1,278	64,245
St. Jude Medical, Inc.†	2,431	98,796
		163,041
Medical Labs & Testing Services — 0.1%
Quest Diagnostics, Inc.	1,674	88,555
Medical Products — 0.1%
Baxter International, Inc.	1,815	105,361
Johnson & Johnson	1,672	111,522
		216,883
Medical-Biomedical/Gene — 0.5%
Amgen, Inc.†	2,200	102,168
Celgene Corp.†	8,615	398,099
Genentech, Inc.†	1,825	122,403
Genzyme Corp.†	1,667	124,091
		746,761
Medical-Drugs — 0.6%
Abbott Laboratories	4,795	269,239
Bristol-Myers Squibb Co.	2,211	58,636
Eli Lilly & Co.	1,800	96,102
Merck & Co., Inc.	3,161	183,686
Pfizer, Inc.	2,678	60,871
Roche Holding AG	1,354	233,228
Schering-Plough Corp.	1,700	45,288
		947,050
Metal Processors & Fabrication — 0.2%
Precision Castparts Corp.	2,705	375,183
Metal-Diversified — 0.0%
Freeport-McMoRan Copper & Gold, Inc.	259	26,532
Mining — 0.2%
Barrick Gold Corp.	5,639	237,120
Multimedia — 0.1%
The Walt Disney Co.	1,318	42,545
Time Warner, Inc.	2,121	35,018
		77,563
Networking Products — 0.1%
Cisco Systems, Inc.†	6,552	177,363
Oil Companies-Exploration & Production — 0.7%
Apache Corp.	1,715	184,431
Continental Resources, Inc.†	15,450	403,709
EOG Resources, Inc.	1,805	161,096
Occidental Petroleum Corp.	2,985	229,815
XTO Energy, Inc.	605	31,073
		1,010,124
Oil Companies-Integrated — 1.5%
Chevron Corp.	2,028	189,273
ConocoPhillips	7,777	686,709
ExxonMobil Corp.	3,965	371,481
Hess Corp.	5,070	511,360
Marathon Oil Corp.	100	6,086
Suncor Energy, Inc.	5,705	620,305
		2,385,214
Oil Refining & Marketing — 0.2%
Valero Energy Corp.	3,402	238,242
Oil-Field Services — 0.2%
Baker Hughes, Inc.	967	78,423
Schlumberger, Ltd.	1,921	188,969
		267,392
Optical Supplies — 0.2%
Alcon, Inc.	2,010	287,510
Pharmacy Services — 0.2%
Express Scripts, Inc.†	2,700	197,100
Medco Health Solutions, Inc.†	615	62,361
		259,461
Retail-Apparel/Shoe — 0.2%
Abercrombie & Fitch Co., Class A	2,995	239,510
Retail-Computer Equipment — 0.1%
GameStop Corp., Class A†	2,508	155,772
Retail-Consumer Electronics — 0.1%
Best Buy Co., Inc.	1,944	102,352
Retail-Discount — 0.1%
Target Corp.	1,438	71,900
Wal-Mart Stores, Inc.	1,542	73,291
		145,191
Retail-Drug Store — 0.1%
CVS Caremark Corp.	4,692	186,507
Walgreen Co.	651	24,790
		211,297
Retail-Jewelry — 0.0%
Tiffany & Co.	300	13,809
Retail-Major Department Stores — 0.2%
J.C. Penney Co., Inc.	5,635	247,884
Retail-Regional Department Stores — 0.1%
Kohl’s Corp.†	1,967	90,089
Macy’s, Inc.	834	21,575
		111,664
Telecom Equipment-Fiber Optics — 0.1%
Corning, Inc.	4,175	100,158
Telecom Services — 0.1%
Time Warner Telecom, Inc., Class A†	5,920	120,117
Telecommunication Equipment — 0.0%
Harris Corp.	500	31,340
Telephone-Integrated — 0.2%
AT&T, Inc.	7,655	318,142
Sprint Nextel Corp.	1,354	17,778
Verizon Communications, Inc.	1,257	54,918
		390,838
Therapeutics — 0.5%
Amylin Pharmaceuticals, Inc.†	1,100	40,700
Gilead Sciences, Inc.†	14,630	673,126
ImClone Systems, Inc.†	1,485	63,855
		777,681

Tobacco — 0.1%
Altria Group, Inc.	1,200	90,696
Transport-Services — 0.1%
United Parcel Service, Inc., Class B	1,151	81,399
Web Portals/ISP — 0.4%
Google, Inc., Class A†	745	515,153
Yahoo!, Inc.†	1,693	39,379
		554,532
Wireless Equipment — 0.2%
Nokia Oyj ADR	5,400	207,306
QUALCOMM, Inc.	4,326	170,228
		377,534
Total Common Stock (cost $17,833,639)		24,475,376
PREFERRED STOCK — 0.1%
Banks-Money Center — 0.0%
Santander Finance Preferred SA 5.66%(1)	2,000	37,100
Banks-Super Regional — 0.0%
Wachovia Capital Trust IX 6.38%	750	14,963
Diversified Financial Services — 0.1%
General Electric Capital Corp. 8.00%(3)	2,000	45,000
Special Purpose Entity — 0.0%
Structured Repackaged Asset-Backed Trust Securities 4.10%(1)	2,400	41,592
Total Preferred Stock (cost $175,655)		138,655
ASSET BACKED SECURITIES — 11.6%
Diversified Financial Services — 11.6%
American Tower Trust, Series 2007-1A, Class AFX 5.42% due 04/15/37*(4)	900,000	917,892
Asset Securitization Corp., Series 1997-D5, Class A1C 6.75% due 02/14/43(4)	9,816	9,828
Banc of America Commercial Mtg., Inc., Series 2005-6, Class A4 5.35% due 09/10/47(4)(5)	105,000	105,229
Banc of America Commercial Mtg., Inc., Series 2007-1, Class A4 5.45% due 01/15/49(4)	1,050,000	1,055,135
Banc of America Funding Corp., Series 2007-C, Class 5A1 5.39% due 05/20/36(5)(6)	95,684	95,301
Banc of America Funding Corp., Series 2006-J, Class 2A1 5.89% due 01/20/47(5)(6)	92,090	90,825
Banc of America Large Loan, Series 2006-277A, Class PAA 5.27% due 10/10/45*(4)(5)	145,000	133,348
Bear Stearns Commercial Mtg. Securities, Inc., Series 2004-PWR6, Class A6 4.83% due 11/11/41(4)	930,000	920,442
Bear Stearns Commercial Mtg. Securities, Inc., Series 2007-PW15, Class A2 5.21% due 02/11/44(4)	50,000	49,803
Bear Stearns Commercial Mtg. Securities, Inc., Series 2007-PW18, Class A4 5.70% due 10/11/17(4)	160,000	167,825
Chase Mtg. Finance Corp., Series 2007-A2, Class 1A1 4.61% due 07/25/37(5)(6)	137,528	135,997
Citigroup/Deutsche Bank Commercial Mtg. Trust, Series 2005-CD1, Class A4 5.40% due 07/15/44(4)(5)	300,000	299,125
Commercial Mtg. Pass Through Certs., Series 2004-LB2A, Class A3 4.22% due 03/10/39(4)	149,000	147,421
Countrywide Asset-Backed Certs., Series 2006-S6, Class A3 5.66% due 03/25/34	126,000	111,620
Countrywide Home Loans, Series 2007-4, Class 1A1 6.00% due 05/25/37(6)	258,475	259,752
Countrywide Home Loans, Series 2006-14, Class A3 6.25% due 09/25/36(6)	231,377	234,123
Credit Suisse Mtg. Capital Certs., Series 2006-C1, Class A4 5.61% due 02/15/39(4)(5)	1,050,000	1,065,914
Crown Castle Towers LLC, Series 2006-1A Class E 6.07% due 11/15/36*(4)(7)	175,000	166,644
Greenwich Capital Commerical Funding Corp., Series 2005-GG3, Class A4 4.80% due 08/10/42(4)	930,000	894,692
GS Mtg. Securities Corp. II, Series 2004-GG2, Class A6 5.40% due 08/10/38(4)	600,000	612,685
GS Mtg. Securities Corp. II, Series 2007-GG10, Class AM 5.99% due 08/10/45(4)(5)	135,000	136,368
GS Mtg. Securities Corp. II, Series 2007-EOP, Class L 6.55% due 03/06/20*(1)(4)	170,000	163,200
GSR Mtg. Loan Trust, Series 2005-AR2, Class 1A2 5.70% due 04/25/35(5)(6)	359,907	355,159
GSR Mtg. Loan Trust, Series 2007-AR1, Class 2A1 6.00% due 03/25/37(5)(6)	93,007	93,072
Impac CMB Trust, Series 2005-4, Class 1A1A 5.14% due 05/25/35(1)(6)	327,299	304,430
JP Morgan Chase Commercial Mtg. Securities Corp., Series 2004-CBX, Class A3 4.18% due 01/12/37(4)	600,000	595,446
JP Morgan Chase Commercial Mtg. Securities Corp., Series 2007-CB18, Class A4 5.44% due 06/12/47(4)	15,000	15,059

JP Morgan Chase Commercial Mtg. Securities Corp., Series 2006-CB16, Class E 5.84% due 05/12/45*(4)	50,000	43,608
JP Morgan Chase Commercial Mtg. Securities Corp., Series 2006-LDP7, Class A4 6.07% due 04/15/45(4)(5)	360,000	374,567
JP Morgan Chase Commercial Mtg. Securities Corp., Series 2007-CB20, Class AJ 6.30% due 09/12/17(4)(5)	175,000	172,699
LB-UBS Commercial Mtg. Trust Series 2006-C7, Class A3 5.35% due 11/15/38(4)	320,000	320,127
LB-UBS Commercial Mtg. Trust, Series 2001-C7, Class A5 6.13% due 12/11/30(4)	240,000	251,281
LB-UBS Commercial Mtg. Trust, Series 2007-C6, Class B 6.45% due 07/17/40(4)(5)	85,000	81,408
Merrill Lynch Mtg. Investors Trust, Series 2005-A1, Class 2A1 4.52% due 12/25/34(5)(6)	322,903	322,036
Merrill Lynch Mtg. Trust, Series 2005-CIP1, Class A4 5.05% due 07/12/38(4)	400,000	391,513
Merrill Lynch Mtg. Trust, Series 2006-C1, Class A2 5.80% due 05/12/39(4)(5)	1,300,000	1,320,705
Morgan Stanley Capital I, Series 2005-T17, Class A5 4.78% due 12/13/41(4)	1,390,000	1,336,340
Morgan Stanley Capital I, Series 2006-IQ12, Class D 5.53% due 12/15/43(4)	63,000	56,805
Morgan Stanley Mtg. Loan Trust, Series 2007-12, Class 3A22 6.00% due 08/25/37(6)	226,567	231,187
MortgageIT Trust, Series 2005-4, Class A1 5.15% due 10/25/35(1)(6)	687,823	671,054
Nomura Asset Securities Corp., Series 1998-D6, Class A1C 6.69% due 03/15/30(4)	500,000	531,813
Ocwen Advance Receivables Backed Notes, Series 2006-1A 5.34% due 11/24/15*(7)	80,000	64,000
Peco Energy Transition Trust, Series 2001-A, Class A1 6.52% due 12/31/10	210,000	222,647
Residential Asset Securities Corp., Series 2003-KS10, Class AI6 4.54% due 12/25/33	216,596	209,317
Swift Master Auto Receivables Trust, Series 2007-2, Class A 5.68% due 10/15/12(1)	122,662	122,575
Wachovia Bank Commercial Mtg. Trust, Series 2006-WL7A, Class F 5.37% due 09/15/21*(1)(4)	125,000	120,147
Wells Fargo Mtg. Backed Securities Trust, Series 2005-AR2, Class 2A2 4.55% due 03/25/35(5)(6)	660,653	651,694
Wells Fargo Mtg. Backed Securities Trust, Series 2004-BB, Class A2 4.56% due 01/25/35(5)(6)	825,970	823,301
Wells Fargo Mtg. Backed Securities Trust, Series 2006-AR17, Class A2 5.84% due 10/25/36(5)(6)	138,095	139,268
Wells Fargo Mtg. Backed Securities Trust, Series 2006-AR12, Class 2A1 6.10% due 09/25/36(5)(6)	53,425	53,500
Total Asset Backed Securities (cost $17,846,002)		17,647,927
CONVERTIBLE BONDS & NOTES — 0.0%
Telecom Services — 0.0%
ICO North America, Inc. Notes 7.50% due 08/15/09(7)(8)(9) (cost $5,000)	5,000	4,900
CORPORATE BONDS & NOTES — 23.6%
Aerospace/Defense-Equipment — 0.0%
United Technologies Corp. Senior Notes
5.38% due 12/15/17	10,000	10,087
United Technologies Corp. Senior Notes 6.10% due 05/15/12	21,000	22,147
		32,234
Agricultural Chemicals — 0.0%
Terra Capital, Inc. Company Guar. Notes 7.00% due 02/01/17	5,000	4,888
The Mosaic Co. Senior Notes 7.38% due 12/01/14*	10,000	10,700
		15,588
Agricultural Operations — 0.3%
Archer-Daniels-Midland Co. Senior Notes 6.45% due 01/15/38	17,000	17,668
Cargill, Inc. Notes 5.00% due 11/15/13*	32,000	31,460
Cargill, Inc. Notes 5.60% due 09/15/12*	400,000	406,556
		455,684
Airlines — 0.6%
American Airlines, Inc. Pass Through Certs. Series 2003-1 3.86% due 07/09/10	108,801	103,226
American Airlines, Inc. Pass Through Certs. Series 2001-1, Class A-2 6.82% due 05/23/11	20,000	19,375
Continental Airlines, Inc. Pass Through Certs. Series 1998-3, Class A-2 6.32% due 11/01/08	400,000	398,000

Continental Airlines, Inc. Pass Through Certs. Series 1981-1, Class A 6.65% due 09/15/17	51,982	52,242
Continental Airlines, Inc. Pass Through Certs. Series 2007-1, Class B 6.90% due 04/19/22	65,000	58,500
Northwest Airlines, Inc. Pass Through Certs. Series 2002-1, Class G2 6.26% due 11/20/21	12,702	12,654
Southwest Airlines Co. Pass Through Certs. Series 2007-1, Class A 6.15% due 08/01/22	265,000	259,594
		903,591
Auto-Cars/Light Trucks — 0.0%
DaimlerChrysler NA Holding Corp. Company Guar. Notes 5.46% due 03/13/09(1)	15,000	14,916
Ford Motor Co. Debentures 6.38% due 02/01/29	15,000	9,975
General Motors Corp. Debentures 8.25% due 07/15/23	10,000	7,950
General Motors Corp. Senior Bonds 8.38% due 07/15/33	9,000	7,245
		40,086
Banks-Commercial — 0.1%
Colonial Bank NA Sub. Notes 6.38% due 12/01/15	15,000	14,825
Compass Bank Notes 5.50% due 04/01/20	30,000	28,226
Compass Bank Sub. Notes 6.40% due 10/01/17	5,000	5,102
First Maryland Capital II Notes 5.76% due 02/01/27(1)	32,000	29,691
Popular North America, Inc. Company Guar. Notes 5.65% due 04/15/09	23,000	23,225
SouthTrust Bank Sub. Notes 4.75% due 03/01/13	30,000	29,264
SouthTrust Corp. Sub. Notes 5.80% due 06/15/14	15,000	15,490
Union Bank of California NA Sub. Notes 5.95% due 05/11/16	30,000	28,797
US Bank NA Notes 3.90% due 08/15/08	6,000	5,946
		180,566
Banks-Fiduciary — 0.0%
The Bank of New York Mellon Corp. Senior Notes 4.95% due 11/01/12	12,000	12,000
The Bank of New York Mellon Corp. Sub. Notes 6.38% due 04/01/12	15,000	15,715
		27,715
Banks-Super Regional — 1.3%
Bank of America Corp. Sub. Notes 5.25% due 12/01/15	190,000	185,598
Bank of America Corp. Senior Notes 5.38% due 09/11/12	180,000	183,365
Bank of America Corp. Sub. Notes 5.42% due 03/15/17	200,000	193,260
Bank Of America Corp.
Senior Notes 6.00% due 09/01/17	300,000	306,502
Capital One Financial Corp. Senior Notes 5.70% due 09/15/11	63,000	60,862
Capital One Financial Corp. Senior Notes 6.75% due 09/15/17	565,000	541,903
JPMorgan Chase Bank NA Sub. Notes 6.00% due 10/01/17	10,000	10,170
JPMorgan Chase Bank NA Sub. Notes 6.13% due 11/01/08	27,000	27,258
Wachovia Capital Trust III Bank Guar. 5.80% due 03/15/11(1)(2)	435,000	388,694
Wells Fargo & Co. Senior Notes 4.63% due 08/09/10	15,000	15,012
		1,912,624
Beverages-Non-alcoholic — 0.0%
PepsiCo, Inc. Notes 4.65% due 02/15/13	21,000	21,141
Brewery — 0.0%
Anheuser-Busch Cos., Inc. Senior Notes 5.60% due 03/01/17	23,000	23,527
Broadcast Services/Program — 0.4%
Clear Channel Communications, Inc. Senior Notes 7.65% due 09/15/10	170,000	174,623
Liberty Media LLC Senior Notes 7.75% due 07/15/09	290,000	296,006
Nexstar Finance, Inc. Senior Sub. Notes 7.00% due 01/15/14	10,000	9,313
Turner Broadcasting Senior Notes 8.38% due 07/01/13	140,000	157,208
		637,150
Building Products-Air & Heating — 0.0%
American Standard, Inc. Company Guar. Notes 7.38% due 02/01/08	13,000	13,016

Building-Residential/Commerical — 0.3%
D.R. Horton, Inc. Company Guar. Notes 5.00% due 01/15/09	11,000	10,519
D.R. Horton, Inc. Senior Notes 5.63% due 09/15/14	285,000	239,377
Pulte Homes, Inc. Company Guar. Notes 7.88% due 08/01/11	20,000	19,242
Pulte Homes, Inc. Company Guar. Bonds 8.13% due 03/01/11	185,000	179,183
		448,321
Cable TV — 0.7%
AT&T Broadband, Inc. Company Guar. Notes 8.38% due 03/15/13	310,000	347,784
CCH I LLC Company Guar. Notes 11.00% due 10/01/15	7,000	5,670
CCH II LLC/CCH II Capital Corp. Company Guar. Notes 10.25% due 10/01/13	20,000	19,150
Comcast Cable Communications LLC Senior Notes 7.13% due 06/15/13	17,000	18,174
Comcast Corp. Company Guar. Notes 5.88% due 02/15/18	4,000	3,988
COX Communications, Inc. Senior Notes 5.45% due 12/15/14	120,000	117,604
COX Communications, Inc. Notes 5.88% due 12/01/16*	230,000	228,649
COX Communications, Inc. Bonds 6.45% due 12/01/36*	230,000	228,195
Time Warner Cable, Inc. Notes 5.85% due 05/01/17	65,000	65,160
		1,034,374
Casino Hotels — 0.2%
Harrah’s Operating Co., Inc. Company Guar. Notes 5.50% due 07/01/10	150,000	139,500
MGM Mirage, Inc. Senior Notes 5.88% due 02/27/14	10,000	9,150
Seminole Indian Tribe of Florida Bonds 7.80% due 10/01/20*	125,000	128,960
Turning Stone Resort Casino Enterprise Senior Notes 9.13% due 09/15/14*	10,000	10,200
		287,810
Cellular Telecom — 0.3%
Centennial Communications Corp. Senior Notes 10.48% due 01/01/13(1)	25,000	25,562
Cingular Wireless Services, Inc. Senior Notes 7.88% due 03/01/11	380,000	411,527
Cricket Communications, Inc. Company Guar. Notes 9.38% due 11/01/14*	5,000	4,688
MetroPCS Wireless, Inc. Senior Notes 9.25% due 11/01/14	5,000	4,700
Nextel Communications, Inc. Company Guar. Notes 5.95% due 03/15/14	25,000	23,499
Rural Cellular Corp. Senior Sub. Notes 8.12% due 06/01/13(1)	5,000	5,075
		475,051
Chemicals-Diversified — 0.0%
E.I. Du Pont de Nemours & Co. Senior Notes
4.88% due 04/30/14	9,000	8,912
E.I. Du Pont de Nemours & Co. Senior Notes 5.00% due 01/15/13	20,000	20,126
		29,038
Chemicals-Specialty — 0.2%
Cytec Industries, Inc. Notes 4.60% due 07/01/13	225,000	218,099
Cytec Industries, Inc. Notes 5.50% due 10/01/10	80,000	81,612
Huntsman International LLC Company Guar. Notes 7.88% due 11/15/14	15,000	15,900
Momentive Performance Materials, Inc. Senior Sub. Notes 11.50% due 12/01/16*	35,000	30,275
		345,886
Coal — 0.2%
Peabody Energy Corp. Company Guar. Notes 6.88% due 03/15/13	300,000	301,500
Commercial Services-Finance — 0.0%
The Western Union Co. Senior Notes 5.40% due 11/17/11	42,000	42,321
Computer Services — 0.2%
Compucom Systems, Inc. Senior Sub. Notes 12.50% due 10/01/15*	5,000	4,987
Computer Sciences Corp. Notes 3.50% due 04/15/08	15,000	14,910
Electronic Data Systems Corp. Notes 7.45% due 10/15/29	260,000	266,762
		286,659
Consumer Products-Misc. — 0.0%
American Achievement Corp. Senior Sub. Notes 8.25% due 04/01/12	5,000	4,875
Containers-Paper/Plastic — 0.1%
Pactiv Corp. Bonds 7.95% due 12/15/25	65,000	73,520

Pliant Corp. Company Guar. Notes 11.13% due 09/01/09	19,000	15,675
Smurfit-Stone Container Enterprises, Inc. Senior Notes 8.00% due 03/15/17	40,000	38,650
		127,845
Data Processing/Management — 0.0%
Fiserv, Inc. Senior Notes 6.13% due 11/20/12	25,000	25,445
Direct Marketing — 0.0%
Affinity Group, Inc. Senior Sub. Notes 9.00% due 02/15/12	10,000	9,500
Diversified Financial Services — 0.3%
American Express Travel Related Services Co., Inc. Senior Notes 5.25% due 11/21/11*	15,000	15,033
Citigroup Capital XXI 8.30% due 12/21/57(1)	370,000	386,351
General Electric Capital Corp. Senior Notes 5.25% due 10/19/12	24,000	24,546
		425,930
Diversified Manufacturing Operations — 0.4%
Danaher Corp. Senior Notes 5.63% due 01/15/18	29,000	29,362
General Electric Co . Notes 5.25% due 12/06/17	529,000	527,871
		557,233
Diversified Operations — 0.2%
Capmark Financial Group, Inc. Company Guar. Notes 5.88% due 05/10/12*	310,000	245,385
Capmark Financial Group, Inc. Company Guar. Notes 6.30% due 05/10/17*	100,000	74,546
		319,931
Electric-Generation — 0.1%
Bruce Mansfield Unit Pass Through Certs. 6.85% due 06/01/34	33,000	33,994
The AES Corp. Senior Notes 8.00% due 10/15/17*	20,000	20,450
The AES Corp. Senior Notes 8.88% due 02/15/11	20,000	20,850
		75,294
Electric-Integrated — 0.9%
Centerpoint Energy, Inc. Senior Notes 5.88% due 06/01/08	30,000	30,028
Commonwealth Edison Co. 1st Mtg. Bonds 5.95% due 08/15/16	45,000	45,650
Commonwealth Edison Co. 1st Mtg. Notes 6.15% due 09/15/17	12,000	12,366
Consumers Energy Co. 1st Mtg. Bonds 4.25% due 04/15/08	30,000	29,899
Dominion Resources, Inc. Senior Notes 5.69% due 05/15/08	33,000	33,073
Dominion Resources, Inc. Jr. Sub. Notes 6.30% due 09/30/66(1)	27,000	26,256
Duke Energy Indiana, Inc. Debentures 5.00% due 09/15/13	15,000	14,683
Entergy Louisiana LLC 1st Mtg. Bonds 5.83% due 11/01/10	45,000	45,068
Florida Power & Light Co. 1st Mtg. Notes
5.55% due 11/01/17	24,000	24,482
Illinois Power Co. Senior Sec. Notes 6.13% due 11/15/17*	15,000	15,155
Mackinaw Power LLC Sec. Notes 6.30% due 10/31/23*	31,581	33,476
Mirant Americas Generation LLC Senior Notes 8.30% due 05/01/11	15,000	15,038
Mirant Mid-Atlantic LLC Pass Through Certs. Series B 9.13% due 06/30/17	8,945	9,907
Nisource Finance Corp. Company Guar. Notes 5.25% due 09/15/17	11,000	10,112
Nisource Finance Corp. Company Guar. Notes 7.88% due 11/15/10	440,000	466,761
Pepco Holdings, Inc. Senior Notes 6.45% due 08/15/12	15,000	15,697
PSEG Power LLC Company Guar. Notes 7.75% due 04/15/11	15,000	16,139
Puget Sound Energy, Inc. Senior Notes 5.20% due 10/01/15	47,000	45,293
Sierra Pacific Power Co. Senior Mtg. Notes 6.75% due 07/01/37	27,000	27,910
Southern Energy, Inc. Notes 7.90% due 07/15/09†*(7)(8)(9)	30,000	0
Texas Competitive Electric Holdings Co. LLC Senior Notes 10.25% due 11/01/15*	20,000	19,800
Texas-New Mexico Power Co. Senior Notes 6.25% due 01/15/09	150,000	151,676

Union Electric Co. Sec. Notes 6.40% due 06/15/17	320,000	335,366
Virginia Electric & Power Co. Senior Notes 6.35% due 11/30/37	13,000	13,331
		1,437,166
Electronic Components-Semiconductors — 0.0%
Amkor Technology, Inc. Senior Notes 9.25% due 06/01/16	5,000	5,013
Freescale Semiconductor, Inc. Senior Sub. Notes 10.13% due 12/15/16	5,000	4,125
National Semiconductor Corp. Senior Notes 6.60% due 06/15/17	30,000	31,107
		40,245
Electronic Measurement Instruments — 0.0%
Agilent Technologies, Inc. Senior Notes 6.50% due 11/01/17	24,000	24,380
Electronic Parts Distribution — 0.2%
Avnet, Inc. Senior Notes 6.63% due 09/15/16	350,000	367,031
Finance-Auto Loans — 0.2%
Ford Motor Credit Co. LLC Senior Notes 5.80% due 01/12/09	7,000	6,644
Ford Motor Credit Co. LLC Notes 7.38% due 10/28/09	155,000	145,893
Ford Motor Credit Co. LLC Notes 7.88% due 06/15/10	5,000	4,613
GMAC LLC Notes 6.88% due 09/15/11	15,000	12,833
GMAC LLC Notes 6.88% due 08/28/12	193,000	161,727
		331,710
Finance-Commercial — 0.3%
Caterpillar Financial Services Corp. Senior Notes 4.85% due 12/07/12	10,000	10,017
CIT Group, Inc. Senior Notes 5.65% due 02/13/17	400,000	351,137
CIT Group, Inc. Notes 5.85% due 09/15/16	125,000	110,360
Transamerica Finance Corp. Senior Notes 6.40% due 09/15/08	16,000	16,173
		487,687
Finance-Consumer Loans — 0.0%
John Deere Capital Corp. Senior Notes 4.95% due 12/17/12	10,000	10,014
Finance-Credit Card — 0.1%
Capital One Bank Senior Sub. Notes 6.50% due 06/13/13	19,000	18,637
Discover Financial Services Notes 6.45% due 06/12/17*	75,000	72,219
		90,856
Finance-Investment Banker/Broker — 3.7%
Citigroup, Inc. Global Senior Notes 6.13% due 11/21/17	75,000	77,040
Citigroup, Inc. Senior Bonds 5.50% due 08/27/12	360,000	367,144
Citigroup, Inc. Senior Notes 5.85% due 07/02/13	24,000	24,708
Citigroup, Inc. Senior Notes 6.00% due 08/15/17	110,000	112,226
JP Morgan Chase & Co. Sub. Notes 5.13% due 09/15/14	775,000	759,639
JP Morgan Chase & Co. Senior Notes 5.38% due 01/15/14	30,000	29,852
Lazard Group LLC Senior Notes 6.85% due 06/15/17	520,000	513,588
Lehman Brothers Holdings, Inc. Notes 4.38% due 11/30/10	15,000	14,649
Lehman Brothers Holdings, Inc. Senior Notes 6.20% due 09/26/14	210,000	213,878
Lehman Brothers Holdings, Inc. Notes 6.75% due 12/28/17	160,000	164,912
Lehman Brothers Holdings, Inc. Sub. Notes 6.88% due 07/17/37	100,000	97,769
Lehman Brothers Holdings, Inc. Senior Notes 7.00% due 09/27/27	240,000	243,589
Merrill Lynch & Co., Inc. Sub. Notes 6.11% due 01/29/37	200,000	176,638
Merrill Lynch & Co., Inc. Senior Notes 6.40% due 08/28/17	370,000	375,904
Morgan Stanley Sub. Notes 4.75% due 04/01/14	490,000	459,059
Morgan Stanley Senior Notes 5.75% due 08/31/12	230,000	234,775
Morgan Stanley Senior Notes 6.25% due 08/28/17	110,000	111,826
Schwab Capital Trust I Company Guar. Bonds 7.50% due 11/15/37(1)	183,000	183,860
The Bear Stearns Cos., Inc. Notes 4.50% due 10/28/10	12,000	11,512

The Bear Stearns Cos., Inc. Senior Notes 5.35% due 02/01/12	75,000	73,045
The Bear Stearns Cos., Inc. Sub. Notes 5.55% due 01/22/17	250,000	224,053
The Bear Stearns Cos., Inc. Notes 6.95% due 08/10/12	185,000	190,217
The Goldman Sachs Group, Inc. Senior Notes 5.45% due 11/01/12	100,000	101,946
The Goldman Sachs Group, Inc. Senior Notes 6.25% due 09/01/17	360,000	374,508
The Goldman Sachs Group, Inc. Sub. Notes 6.45% due 05/01/36	130,000	122,134
The Goldman Sachs Group, Inc. Senior Notes 6.75% due 10/01/37	396,000	387,992
		5,646,463
Finance-Mortgage Loan/Banker — 0.2%
Countrywide Financial Corp. Company Guar. Notes 4.50% due 06/15/10	45,000	32,699
Countrywide Financial Corp. Company Guar. Notes 5.80% due 06/07/12	211,000	154,135
Countrywide Financial Corp. Sub. Notes 6.25% due 05/15/16	59,000	33,959
Countrywide Home Loans, Inc. Company Guar. Notes 4.00% due 03/22/11	60,000	43,323
Residential Capital LLC Company Guar. Notes 6.50% due 04/17/13(18)	15,000	9,225
Residential Capital LLC Company Guar. Notes 7.62% due 05/22/09(1)	3,000	2,130
		275,471
Finance-Other Services — 0.3%
SB Treasury Co. LLC Bonds 9.40% due 06/30/08*(1)(2)	480,000	489,451
Food-Meat Products — 0.1%
Tyson Foods, Inc. Senior Notes 6.60% due 04/01/16	170,000	174,446
Food-Misc. — 0.1%
Kraft Foods, Inc. Senior Notes 6.25% due 06/01/12	120,000	124,661
Kraft Foods, Inc. Senior Notes 7.00% due 08/11/37	33,000	34,660
		159,321
Funeral Services & Related Items — 0.0%
Service Corp. International Senior Notes 6.75% due 04/01/16	5,000	4,813
Gas-Distribution — 0.2%
Energen Corp. Notes 7.63% due 12/15/10	290,000	314,724
Home Furnishings — 0.0%
Simmons Co. Senior Notes 10.00% due 12/15/14(3)	6,000	4,440
Hotels/Motels — 0.1%
Starwood Hotels & Resorts Worldwide, Inc. Senior Notes 6.25% due 02/15/13	15,000	15,009
Wyndham Worldwide Corp. Senior Notes 6.00% due 12/01/16	155,000	147,002
		162,011
Independent Power Producers — 0.1%
Calpine Corp.
Sec. Notes 8.75% due 07/15/13*(19)	40,000	43,000
NRG Energy, Inc. Company Guar. Notes 7.38% due 02/01/16	25,000	24,375
		67,375
Industrial Automated/Robotic — 0.0%
Rockwell Automation, Inc. Debentures 6.25% due 12/01/37	26,000	26,104
Insurance Brokers — 0.4%
Marsh & McLennan Cos., Inc. Senior Notes 5.15% due 09/15/10	15,000	14,983
Marsh & McLennan Cos., Inc. Senior Notes 7.13% due 06/15/09	5,000	5,170
Willis North America, Inc. Company Guar. Notes 6.20% due 03/28/17	590,000	588,701
		608,854
Insurance-Life/Health — 0.0%
Americo Life, Inc. Notes 7.88% due 05/01/13*	22,000	22,466
Monumental Global Funding II Notes 5.65% due 07/14/11*	18,000	18,915
		41,381
Insurance-Multi-line — 0.4%
Symetra Financial Corp. Senior Notes 6.13% due 04/01/16*	120,000	119,488
The Allstate Corp. Senior Notes 7.20% due 12/01/09	38,000	40,058
Unitrin, Inc. Senior Notes 4.88% due 11/01/10	255,000	255,025
Unitrin, Inc. Senior Notes 6.00% due 05/15/17	240,000	229,517
		644,088

Insurance-Mutual — 0.2%
Liberty Mutual Insurance Co. Sub. Notes 7.70% due 10/15/97*	320,000	299,958
Insurance-Property/Casualty — 0.9%
Ace Capital Trust II Company Guar. Notes 9.70% due 04/01/30	260,000	329,369
Everest Reinsurance Holdings, Inc. Jr. Sub. Notes 6.60% due 05/15/37(1)	465,000	411,850
Everest Reinsurance Holdings, Inc. Senior Notes 8.75% due 03/15/10	275,000	300,956
Navigators Group, Inc. Senior Notes 7.00% due 05/01/16	139,000	147,895
The Travelers Cos., Inc. Senior Notes 6.25% due 06/15/37	4,000	3,874
W.R. Berkley Corp. Senior Notes 5.60% due 05/15/15	210,000	203,403
		1,397,347
Investment Management/Advisor Services — 0.6%
Eaton Vance Corp. Senior Notes 6.50% due 10/02/17	420,000	440,635
Janus Capital Group, Inc. Notes 6.70% due 06/15/17	450,000	463,468
LVB Acquisition Merger Sub, Inc. Senior Notes 10.38% due 10/15/17*	10,000	9,975
LVB Acquisition Merger Sub, Inc. Senior Sub. Notes 11.63% due 10/15/17*	10,000	9,850
		923,928
Medical Labs & Testing Services — 0.1%
Quest Diagnostics, Inc. Company Guar. Notes 6.95% due 07/01/37	165,000	174,465
Medical Products — 0.0%
Baxter International, Inc. Senior Notes 6.25% due 12/01/37	8,000	8,208
Medical-Drugs — 0.0%
Abbott Laboratories Notes 6.15% due 11/30/37	12,000	12,662
American Home Products Corp. Notes 6.70% due 03/15/11	20,000	21,310
Wyeth Bonds 5.50% due 02/01/14	25,000	25,392
		59,364
Medical-Hospitals — 0.1%
Community Health Systems, Inc. Senior Notes 8.88% due 07/15/15	20,000	20,375
HCA, Inc. Senior Notes 6.25% due 02/15/13	25,000	21,875
HCA, Inc. Senior Sec. Notes 9.13% due 11/15/14	15,000	15,600
HCA, Inc. Senior Sec. Notes 9.25% due 11/15/16	35,000	36,750
		94,600
Medical-Wholesale Drug Distribution — 0.2%
AmerisourceBergen Corp. Company Guar. Notes 5.88% due 09/15/15	370,000	363,041
Metal Processors & Fabrication — 0.0%
Commercial Metals Co. Senior Notes 6.50% due 07/15/17	26,000	27,259
Timken Co. Notes 5.75% due 02/15/10	22,000	22,228
		49,487
Metal-Aluminum — 0.0%
Alcoa, Inc. Notes 6.00% due 01/15/12	18,000	18,683
Alcoa, Inc. Bonds 6.50% due 06/15/18	38,000	39,969
		58,652
Metal-Diversified — 0.0%
Freeport-McMoRan Copper & Gold, Inc. Senior Notes 8.38% due 04/01/17	15,000	16,088
Multimedia — 0.9%
AOL Time Warner, Inc. Company Guar. Bonds 7.63% due 04/15/31	270,000	298,787
Belo Corp. Senior Notes 6.75% due 05/30/13	15,000	14,772
Cox Enterprises, Inc. Notes 7.88% due 09/15/10*	45,000	48,301
News America, Inc. Debentures 7.28% due 06/30/28	115,000	123,586
News America, Inc. Company Guar. Bonds 7.30% due 04/30/28	15,000	16,153
Time Warner Entertainment Co. LP Debentures 8.38% due 03/15/23	145,000	170,795
Time Warner Entertainment Co. LP Senior Notes 8.38% due 07/15/33	39,000	46,980
Time Warner, Inc. Company Guar. Bonds 6.63% due 05/15/29	310,000	305,202
Viacom, Inc. Senior Notes 6.13% due 10/05/17	67,000	66,997
Viacom, Inc. Senior Notes 6.25% due 04/30/16	227,000	228,378

Viacom, Inc. Senior Notes 6.88% due 04/30/36	15,000	15,041
		1,334,992
Non-Hazardous Waste Disposal — 0.0%
Waste Management, Inc. Company Guar. Notes 6.88% due 05/15/09	14,000	14,373
Waste Management, Inc. Company Guar. Notes 7.75% due 05/15/32	15,000	17,015
		31,388
Office Automation & Equipment — 0.3%
IKON Office Solutions, Inc. Senior Notes 7.75% due 09/15/15	10,000	10,412
Pitney Bowes, Inc. Notes 5.25% due 01/15/37	51,000	50,272
Pitney Bowes, Inc. Notes 5.75% due 09/15/17	26,000	26,286
Xerox Corp. Senior Notes 5.50% due 05/15/12	345,000	350,733
		437,703
Oil Companies-Exploration & Production — 0.1%
Chesapeake Energy Corp. Company Guar. Notes 7.50% due 09/15/13	40,000	40,900
Sabine Pass LNG LP Sec. Notes 7.50% due 11/30/16	20,000	19,100
		60,000
Oil Companies-Integrated — 0.1%
Hess Corp. Bonds 7.88% due 10/01/29	15,000	17,754
Phillips Petroleum Co. Debentures 7.00% due 03/30/29	59,000	67,105
		84,859
Oil Refining & Marketing — 0.0%
The Premcor Refining Group, Inc. Company Guar. Notes 6.75% due 05/01/14	36,000	37,001
Oil-Field Services — 0.0%
Allis-Chalmers Energy, Inc. Company Guar. Notes 9.00% due 01/15/14	5,000	4,925
Paper & Related Products — 0.1%
Bowater, Inc. Notes 6.50% due 06/15/13	25,000	18,375
Georgia-Pacific Corp. Company Guar. Notes 7.00% due 01/15/15*	5,000	4,862
Georgia-Pacific Corp. Company Guar. Notes 7.13% due 01/15/17*	5,000	4,863
Temple-Inland, Inc. Bonds 6.63% due 01/15/18	120,000	120,880
		148,980
Pipelines — 0.4%
Centerpoint Energy Resources Corp. Senior Notes 6.13% due 11/01/17	5,000	5,088
CenterPoint Energy Resources Corp. Notes 7.75% due 02/15/11	30,000	32,172
Copano Energy LLC Company Guar. Notes 8.13% due 03/01/16	25,000	25,187
Duke Energy Field Services LLC Notes 6.88% due 02/01/11	15,000	15,705
Dynegy-Roseton Danskammer Pass Through Certs.
Series B 7.67% due 11/08/16	10,000	9,950
NGPL PipeCo LLC Senior Notes 6.51% due 12/15/12*	450,000	456,895
Panhandle Eastern Pipe Line Senior Notes 6.20% due 11/01/17	37,000	36,505
Williams Cos., Inc. Senior Notes 7.88% due 09/01/21	20,000	22,175
		603,677
Publishing-Periodicals — 0.0%
The Reader’s Digest Association, Inc. Senior Sub. Notes 9.00% due 02/15/17*	10,000	8,375
Quarrying — 0.0%
Vulcan Materials Senior Notes 6.40% due 11/30/17	21,000	21,638
Vulcan Materials Senior Notes 7.15% due 11/30/37	26,000	26,784
		48,422
Radio — 0.3%
Chancellor Media Corp. Company Guar. Notes 8.00% due 11/01/08	390,000	403,099
Real Estate Investment Trusts — 2.0%
AvalonBay Communities, Inc. Senior Notes 5.75% due 09/15/16	20,000	19,397
Brandywine Operating Partnership LP Senior Notes 5.70% due 05/01/17	90,000	83,372
Brandywine Operating Partnership LP Company Guar. Notes 5.75% due 04/01/12	270,000	267,276
Colonial Properties Trust Notes 6.25% due 06/15/14	40,000	39,281
Developers Diversified Realty Corp. Senior Notes 5.00% due 05/03/10	300,000	295,199

Developers Diversified Realty Corp. Bonds 5.38% due 10/15/12	180,000	174,998
Health Care Property Investors, Inc. Senior Notes 5.65% due 12/15/13	200,000	193,972
Health Care Property Investors, Inc. Senior Sec. Notes 6.30% due 09/15/16	460,000	448,896
Kimco Realty Corp. Notes 5.58% due 11/23/15	375,000	358,790
Liberty Property LP Senior Notes 5.63% due 10/01/17	55,000	55,030
Liberty Property LP Senior Notes 7.25% due 03/15/11	200,000	213,300
Liberty Property LP Senior Notes 8.50% due 08/01/10	210,000	227,040
New Plan Excel Realty Trust Senior Notes 4.50% due 02/01/11	19,000	17,247
PPF Funding, Inc. Bonds 5.35% due 04/15/12*	15,000	14,970
Realty Income Corp. Senior Notes 6.75% due 08/15/19	305,000	314,644
Reckson Operating Partnership LP Senior Notes 6.00% due 03/31/16	9,000	8,401
Simon Property Group LP Notes 5.38% due 08/28/08	8,000	7,978
United Dominion Realty Trust, Inc. Senior Notes 6.05% due 06/01/13	310,000	312,645
Vornado Realty LP Notes 4.50% due 08/15/09	15,000	14,948
		3,067,384
Real Estate Management/Services — 0.3%
AMB Property LP Senior Notes 5.45% due 12/01/10	415,000	423,358
Real Estate Operations & Development — 0.4%
Colonial Realty LP Senior Notes 6.05% due 09/01/16	310,000	287,531
Regency Centers LP Company Guar. Notes 4.95% due 04/15/14	130,000	124,019
Regency Centers LP Company Guar. Bonds 5.25% due 08/01/15	180,000	170,608
Regency Centers LP Senior Notes 5.88% due 06/15/17	20,000	19,327
		601,485
Recycling — 0.0%
Aleris International, Inc. Company Guar. Notes 9.00% due 12/15/14	10,000	8,350
Aleris International, Inc. Company Guar. Notes 10.00% due 12/15/16	5,000	4,050
		12,400
Rental Auto/Equipment — 0.3%
Erac USA Finance Co. Company Guar. Notes 7.00% due 10/15/37*	435,000	395,080
Erac USA Finance Co. Notes 7.35% due 06/15/08*	40,000	40,341
United Rentals North America, Inc. Senior Sub. Notes 7.75% due 11/15/13	10,000	8,700
		444,121
Research & Development — 0.0%
Alion Science and Technology Corp. Company Guar. Notes 10.25% due 02/01/15	10,000	8,525
Retail-Drug Store — 0.3%
CVS Caremark Corp. Senior Notes 5.75% due 06/01/17	285,000	286,834
CVS Caremark Corp. Senior Notes 6.25% due 06/01/27	16,000	16,035
CVS Caremark Corp. Pass Through Certs. 6.94% due 01/10/30*	170,000	170,503
CVS Lease Pass Through Trust Pass Through Certs. 6.04% due 12/10/28*	29,335	28,166
		501,538
Retail-Regional Department Stores — 0.2%
Macy’s Retail Holdings, Inc. Company Guar. Notes 5.88% due 01/15/13	350,000	342,868
Retail-Restaurants — 0.1%
Darden Restaurants, Inc. Senior Notes 6.80% due 10/15/37	20,000	19,997
NPC International, Inc. Company Guar. Notes 9.50% due 05/01/14	10,000	8,950
Yum! Brands, Inc. Notes 6.25% due 03/15/18	175,000	177,229
Yum! Brands, Inc. Senior Notes 6.88% due 11/15/37	3,000	2,986
		209,162
Savings & Loans/Thrifts — 0.1%
Independence Community Bank Corp. Sub. Notes 3.50% due 06/20/13(1)	16,000	15,885
Sovereign Bancorp, Inc. Senior Notes 4.80% due 09/01/10	46,000	45,828
Washington Mutual Bank Sub. Notes 5.50% due 01/15/13	38,000	33,717

Washington Mutual, Inc. Senior Notes 5.50% due 08/24/11	20,000	17,839
Washington Mutual, Inc. Senior Sub. Notes 7.25% due 11/01/17	15,000	13,211
Western Financial Bank Senior Debentures 9.63% due 05/15/12	31,000	33,342
		159,822
Special Purpose Entities — 0.4%
BAE Systems Holdings, Inc. Notes 5.20% due 08/15/15*	45,000	43,696
Capital One Capital IV 6.75% due 02/17/37(1)	15,000	11,154
Consolidated Communications Illinois/Texas Holdings, Inc. Senior Notes 9.75% due 04/01/12	34,000	35,020
Farmers Exchange Capital Notes 7.05% due 07/15/28*	430,000	425,116
Hawker Beechcraft Acquisition Co.LLC / Hawker Beechcraft Notes Co. Senior Sub. Notes 9.75% due 04/01/17*	5,000	4,975
Norbord Delaware GP I Company Guar. Notes 6.45% due 02/15/17*	13,000	10,423
Pricoa Global Funding I Notes 5.30% due 09/27/13*	30,000	31,257
Principal Life Global Funding I Sec. Notes 5.25% due 01/15/13*	21,000	21,574
		583,215
Steel-Producers — 0.1%
International Steel Group, Inc. Senior Notes 6.50% due 04/15/14	30,000	30,805
Nucor Corp. Notes 5.75% due 12/01/17	18,000	18,134
Reliance Steel & Aluminum Co. Company Guar. Notes 6.85% due 11/15/36	15,000	14,886
Ryerson, Inc. Senior Sec. Notes 12.57% due 11/01/14*(1)	10,000	9,600
United States Steel Corp. Senior Notes 6.65% due 06/01/37	12,000	10,705
United States Steel Corp. Senior Notes 7.00% due 02/01/18	14,000	13,906
		98,036
Telecom Services — 0.2%
Bellsouth Telecommunications, Inc. Debentures 7.00% due 12/01/95	45,000	46,921
Qwest Corp. Senior Notes 7.50% due 10/01/14	15,000	15,225
Verizon Global Funding Corp. Notes 7.75% due 12/01/30	240,000	281,487
		343,633
Telephone-Integrated — 0.8%
Aliant Communications, Inc. Notes 6.75% due 04/01/28	300,000	274,910
AT&T Corp. Senior Notes 7.30% due 11/15/11	14,000	15,169
AT&T, Inc. Notes 6.30% due 01/15/38	255,000	259,078
BellSouth Corp. Senior Notes
6.00% due 10/15/11	50,000	51,787
GTE Northwest, Inc. Debentures 5.55% due 10/15/08	15,000	15,031
Level 3 Financing, Inc. Company Guar. Notes 9.25% due 11/01/14	5,000	4,525
New England Telephone & Telegraph Co. Debentures 7.88% due 11/15/29	15,000	17,172
SBC Communications, Inc. Notes 5.10% due 09/15/14	120,000	118,759
Sprint Capital Corp. Company Guar. Notes 6.88% due 11/15/28	30,000	28,451
Sprint Capital Corp. Company Guar. Notes 7.63% due 01/30/11	190,000	197,999
Sprint Capital Corp. Company Guar. Bonds 8.38% due 03/15/12	140,000	151,624
Verizon New York, Inc. Debentures 6.88% due 04/01/12	27,000	28,647
		1,163,152
Television — 0.2%
CBS Corp. Company Guar. Notes 7.70% due 07/30/10	170,000	180,478
CBS Corp. Company Guar. Notes 7.88% due 07/30/30	110,000	119,381
Paxson Communication Corp. Senior Sec. Notes 11.49% due 01/15/13*(1)	15,000	14,756
Young Broadcasting, Inc. Company Guar. Notes 10.00% due 03/01/11	5,000	3,906
		318,521
Tobacco — 0.4%
Altria Group, Inc. Senior Notes 7.00% due 11/04/13	515,000	575,944

Transport-Air Freight — 0.1%
Atlas Air, Inc. Pass Through Certs. Series 1991-1, Class A-1 7.20% due 01/02/19	2,819	2,776
Atlas Air, Inc. Pass Through Certs. Series 1991-1, Class B 7.63% due 01/02/15	70,730	81,339
Atlas Air, Inc. Pass Through Certs. Series 2000-1, Class A 8.71% due 01/02/19	14,774	15,051
		99,166
Transport-Rail — 0.1%
BNSF Funding Trust I 6.61% due 12/15/55(1)	30,000	28,011
CSX Corp. Senior Notes 6.25% due 03/15/18	53,000	53,271
Union Pacific Corp. Notes 3.88% due 02/15/09	5,000	4,957
		86,239
Transport-Services — 0.1%
Federal Express Corp. Pass Through Certs. Series 1981A, Class A 6.72% due 01/15/22	136,817	146,570
FedEx Corp. Company Guar. Notes 5.50% due 08/15/09	15,000	15,165
PHI, Inc. Company Guar. Notes 7.13% due 04/15/13	20,000	19,200
Ryder System, Inc. Notes 5.85% due 03/01/14	8,000	7,923
		188,858
Travel Service — 0.0%
Travelport LLC Company Guar. Notes 9.75% due 09/01/14(1)	5,000	4,838
Wireless Equipment — 0.0%
Motorola, Inc. Senior Notes 6.63% due 11/15/37	15,000	14,513
Total Corporate Bonds & Notes (cost $36,734,238)		36,363,303
FOREIGN CORPORATE BONDS & NOTES — 6.0%
Agricultural Chemicals — 0.0%
Agrium, Inc. Senior Notes 7.13% due 05/23/36	45,000	46,180
Airport Development/Maintenance — 0.2%
SCL Terminal Aereo Santiago SA Sec. Notes 6.95% due 07/01/12*	260,907	272,890
Banks-Commercial — 1.0%
Barclays Bank PLC Jr. Sub. Notes 7.43% due 12/15/17*(1)(2)	21,000	21,822
BOI Capital Funding 6.11% due 02/04/16*(1)(2)	15,000	12,945
Caisse Nationale des Caisses d’Epargne et de Prevoyance Notes 4.51% due 12/30/09(1)(2)	23,000	16,618
HSBC Holdings PLC Sub. Notes 6.50% due 09/15/37	402,500	390,115
Overseas-Chinese Banking Sub. Notes 7.75% due 09/06/11*	330,000	356,748
Russian Agricultural Bank Bonds 6.30% due 05/15/17*	115,000	108,963
Russian Agricultural Bank Bonds 7.18% due 05/16/13	275,000	282,892
VTB Capital SA Senior Notes 6.25% due 07/02/35*	350,000	337,750
		1,527,853
Banks-Money Center — 0.5%
HBOS Capital Funding LP Bank Guar. Bonds 6.85% due 03/23/09(2)	38,000	33,242
Mizuho Financial Group Cayman, Ltd. Bank Guar. Notes 5.79% due 04/15/14*	605,000	632,789
Mizuho Financial Group Cayman, Ltd. Bank Guar. Bonds 8.38% due 04/27/09(2)	35,000	35,366
		701,397
Beverages-Wine/Spirits — 0.0%
Diageo Capital PLC Company Guar. Notes 5.75% due 10/23/17	10,000	10,057
Brewery — 0.5%
CIA Brasileira de Bebidas Notes 8.75% due 09/15/13	250,000	284,375
CIA Brasileira de Bebidas Company Guar. Notes 10.50% due 12/15/11	160,000	186,208
SABMiller PLC Notes 6.50% due 07/01/16*	290,000	302,867
		773,450
Building Products-Cement — 0.0%
C8 Capital SPV, Ltd. Notes 6.64% due 12/31/14*(1)(2)	26,000	24,639
Cellular Telecom — 0.0%
America Movil SAB de CV Company Guar. Bonds 5.63% due 11/15/17	20,000	19,542
Containers-Metal/Glass — 0.0%
Consumers International, Inc. Senior Notes 10.25% due 04/01/05†(7)(8)(10)	20,000	0

Cruise Lines — 0.0%
Royal Caribbean Cruises, Ltd. Senior Notes 7.00% due 06/15/13	15,000	14,787
Diversified Financial Services — 0.0%
TNK-BP Finance SA Company Guar. Bonds 7.88% due 03/13/18*	17,000	16,787
Diversified Manufacturing Operations — 0.0%
Bombardier, Inc. Senior Notes 8.00% due 11/15/14*	10,000	10,450
Tyco International Group SA Company Guar. Notes 6.00% due 11/15/13	30,000	30,835
		41,285
Diversified Minerals — 0.1%
Vale Overseas, Ltd. Company Guar. Bonds 6.88% due 11/21/36	105,000	106,219
Diversified Operations — 0.3%
Hutchison Whampoa Finance, Ltd. Company Guar. Notes 7.50% due 08/01/27*	20,000	22,672
Hutchison Whampoa International, Ltd. Company Guar. Notes 7.45% due 11/24/33*	350,000	399,163
		421,835
Electric-Generation — 0.3%
Abu Dhabi National Energy Co. Notes 6.50% due 10/27/36*	520,000	500,841
Electric-Integrated — 0.3%
Empresa Nacional de Electricidad SA Bonds 7.33% due 02/01/37	24,000	25,109
Enel Finance International SA Company Guar. Notes 6.25% due 09/15/17*	179,000	181,133
Enel Finance International SA Company Guar. Notes 6.80% due 09/15/37*	230,000	231,082
		437,324
Finance-Other Services — 0.0%
Lukoil International Finance BV Company Guar. Notes 6.36% due 06/07/17*	18,000	17,041
Food-Retail — 0.0%
Delhaize Group SA Notes 6.50% due 06/15/17	24,000	24,553
Gas-Distribution — 0.0%
Nakilat, Inc. Sec. Bonds 6.07% due 12/31/33*	20,000	18,249
Import/Export — 0.2%
Export-Import Bank of Korea Notes 5.50% due 10/17/12	230,000	230,948
Insurance-Multi-line — 0.3%
Aegon NV Sub. Bonds 5.40% due 07/15/14(1)(2)	33,000	23,430
AXA SA Sub. Notes 6.38% due 12/14/36*(1)(2)	23,000	19,822
AXA SA Sub. Notes 8.60% due 12/15/30	280,000	343,329
ING Groep NV Bonds 5.78% due 12/08/15(1)(2)	38,000	35,131
		421,712
Insurance-Property/Casualty — 0.2%
Xl Capital (Europe) PLC Company Guar. Notes 6.50% due 01/15/12	230,000	240,399
Investment Companies — 0.0%
Canadian Oil Sands, Ltd. Notes 5.80% due 08/15/13*	29,000	28,815
Xstrata Finance Canada Ltd. Notes 6.90% due 11/15/37*	15,000	14,919
		43,734
Medical-Drugs — 0.0%
Angiotech Pharmaceuticals, Inc. Company Guar. Notes 7.75% due 04/01/14(1)	15,000	12,562
Elan Finance PLC Company Guar. Bonds 7.75% due 11/15/11	15,000	14,100
		26,662
Metal-Aluminum — 0.0%
Alcan, Inc. Notes 6.13% due 12/15/33	23,000	22,317
Metal-Diversified — 0.1%
Inco, Ltd. Bonds 7.20% due 09/15/32	126,000	134,972
Multimedia — 0.0%
The Thomson Corp. Notes 5.70% due 10/01/14	12,000	12,049
Oil Companies-Exploration & Production — 0.0%
Nexen, Inc. Bonds 6.40% due 05/15/37	25,000	24,958
Oil Companies-Integrated — 0.1%
Petrobras International Finance Co. Company Guar. Notes 5.88% due 03/01/18	140,000	139,230
Paper & Related Products — 0.0%
Abitibi-Consolidated, Inc. Notes 8.55% due 08/01/10	15,000	13,125
Pipelines — 0.1%
Enbridge, Inc. Bonds 5.80% due 06/15/14	47,000	47,770
Kinder Morgan Finance Co. ULC Company Guar. Notes 5.70% due 01/05/16	27,000	24,441
		72,211

Real Estate Operations & Development — 0.0%
Brascan Corp. Notes 8.13% due 12/15/08	33,000	33,998
Satellite Telecom — 0.0%
Intelsat Bermuda, Ltd. Company Guar. Notes 8.89% due 01/15/15(1)	15,000	15,037
Special Purpose Entities — 0.6%
Hybrid Capital Funding I LP Sub. Notes 8.00% due 06/30/11(2)	40,000	27,600
Petroleum Export, Ltd. Senior Notes 5.27% due 06/15/11*	230,227	235,310
Rio Tinto Finance USA, Ltd. Notes 2.63% due 09/30/08	15,000	14,737
UFJ Finance Aruba AEC Bonds 6.75% due 07/15/13	555,000	602,935
880,582
Telecom Services — 0.0%
TELUS Corp. Notes 8.00% due 06/01/11	38,000	41,172
Telephone-Integrated — 0.9%
British Telecom PLC Senior Notes 5.15% due 01/15/13	370,000	369,199
British Telecommunications PLC Bonds 8.63% due 12/15/30	15,000	19,854
Deutsche Telekom International Finance BV Company Guar. Bonds 8.00% due 06/15/10	270,000	288,250
France Telecom SA Bonds 7.75% due 03/01/11	220,000	236,462
Telecom Italia Capital SA Company Guar. Bonds 6.20% due 07/18/11	460,000	472,755
1,386,520
Transport-Marine — 0.3%
DP World, Ltd. Bonds 6.85% due 07/02/37*	463,000	437,484
Transport-Rail — 0.0%
Canadian National Railway Co. Notes 6.38% due 10/15/11	30,000	31,456
Total Foreign Corporate Bonds & Notes (cost $9,227,949)	9,183,495
FOREIGN GOVERNMENT AGENCIES — 2.3%
Sovereign — 2.3%
Federal Republic of Brazil Notes 6.00% due 11/15/09 (20)	BRL	100,000	930,180
Federal Republic of Brazil Bonds 6.43% due 01/05/16	1,235,000	753,489
Federal Republic of Brazil Notes 8.00% due 01/15/18	20,000	22,380
Federal Republic of Brazil Notes 10.00% due 01/01/17	BRL	2,850,000	1,345,723
Federal Republic of Brazil Bonds 10.50% due 07/14/14	35,000	44,537
Province of Quebec Debentures 7.50% due 09/15/29	41,000	53,613
Republic of Argentina Bonds 5.39% due 08/03/12(1)	50,000	28,250
Republic of Argentina Notes 8.28% due 12/31/33	83,018	79,698
Republic of Turkey Senior Notes 11.88% due 01/15/30	100,000	157,500
Republic of Venezuela Notes 8.50% due 10/08/14	20,000	19,300
Republic of Venezuela Bonds 9.25% due 09/15/27	50,000	49,875
Russian Federation Bonds 7.50% due 03/31/30*(18)	19,800	22,522
Russian Federation Notes 8.25% due 03/31/10	8,334	8,639
Total Foreign Government Agencies (cost $3,393,775)	3,515,706
LOANS — 0.1%
Finance-Auto Loans — 0.1%
Ford Motor Bank BTL-B 8.23% due 12/15/13 (11)(12) (cost $217,800)	217,800	202,084
MUNICIPAL BONDS & NOTES — 0.4%
County of Sacramento Revenue Bonds Series C-1 6.80% due 01/22/08(17)	450,000	450,000
Phoenix, Arizona, Civic Improvement Corp. Excise Tax Revenue Revenue Bonds 6.30% due 07/01/08	100,000	100,896
Southern California Public Power Authority Power Project Revenue Bonds Series B 6.93% due 05/15/17	125,000	143,498
Total Municipal Bonds & Notes (cost $678,134)	694,394
U.S. GOVERNMENT AGENCIES — 43.0%
Federal Home Loan Mtg. Corp. — 7.3%
5.00% due 12/01/20	39,916	39,956
5.00% due 05/01/21	1,691,879	1,693,539
5.00% due 07/01/21	201,505	201,724
5.00% due 10/01/33	60,433	59,112
5.00% due 05/01/34	230,326	224,979
5.00% due 06/01/34	148,273	144,832

5.00% due 02/01/35	347,955	339,720
5.00% due 07/01/35	95,691	93,427
5.00% due 07/01/35	36,229	35,372
5.00% due 08/01/35	127,103	124,095
5.00% due 09/01/35	421,088	411,122
5.00% due 10/01/35	184,860	180,485
5.00% due 11/01/35	86,775	84,721
5.00% due 12/01/35	886,158	865,185
5.00% due 11/01/37	82,908	80,897
5.00% due January TBA	3,000,000	2,926,875
5.50% due 11/15/25	222,000	225,306
5.50% due 06/15/31	79,000	80,331
5.50% due 07/01/34	89,059	88,979
5.50% due 07/01/35	104,812	104,636
5.50% due 04/01/37	98,246	98,044
5.50% due 05/01/37	91,154	90,966
5.50% due 06/01/37	374,646	373,872
5.50% due 08/01/37	1,104,152	1,101,872
5.81% due 01/01/37(1)	59,974	60,844
5.81% due 01/01/37(1)	100,417	101,060
5.98% due 10/01/36(1)	177,984	181,198
6.00% due 09/01/26	399,160	406,274
6.00% due 12/01/33	127,821	130,163
6.00% due 08/01/36	46,666	47,368
6.00% due 10/01/37	152,621	154,901
6.50% due 05/01/16	8,820	9,129
6.50% due 05/01/29	22,759	23,585
6.50% due 11/01/34	27,617	28,464
6.50% due 03/01/36	64,429	66,241
6.50% due 05/01/36	1,694	1,742
7.00% due 04/01/32	21,580	22,607
8.50% due 11/01/08	2,224	2,244
8.50% due 12/01/19	18	19
Federal Home Loan Mtg. Corp., REMIC Series 2635, Class NJ
3.00% due 03/15/17(6)	171,285	164,303
Federal Home Loan Mtg. Corp., REMIC Series 2586, Class NK
3.50% due 08/15/16(6)	73,591	71,940
Federal Home Loan Mtg. Corp., REMIC Series 1577, Class PK
6.50% due 09/15/23(6)	96,000	101,135
Federal Home Loan Mtg. Corp., REMIC Series 1226, Class Z
7.75% due 03/15/22(6)	6,509	6,788
		11,250,052
Federal National Mtg. Assoc. — 34.0%
4.50% due 11/01/22	82,001	80,628
4.56% due 01/01/15	853,096	846,778
4.75% due 12/15/10	15,000	15,471
4.85% due 11/01/15	825,625	833,460
5.00% due 03/01/18	75,069	75,257
5.00% due 06/01/19	21,464	21,504
5.00% due 07/01/22	2,398,904	2,401,540
5.00% due 09/01/35	664,858	649,083
5.00% due 10/01/35	2,506,999	2,447,514
5.00% due 01/01/37	74,325	72,523
5.50% due 06/01/20	482,691	489,131
5.50% due 07/01/20	358,335	363,116
5.50% due 03/01/21	393,995	399,252
5.50% due 04/01/21	578,522	586,094
5.50% due 06/01/21	343,172	347,663
5.50% due 09/01/21	413,193	418,601
5.50% due 12/01/21	958,140	970,681
5.50% due 02/01/22	432,945	438,561
5.50% due 06/01/22	3,293,271	3,335,998
5.50% due 11/01/22	30,649	31,047
5.50% due 12/01/33	212,853	213,010
5.50% due 05/01/34	23,195	23,212
5.50% due 06/01/34	66,238	66,242
5.50% due 07/01/35	5,102,158	5,102,440
5.50% due 12/01/35	150,921	150,829
5.50% due 02/01/36(1)	72,520	73,407
5.50% due 06/01/36	2,880,373	2,885,501
5.50% due 12/01/36	7,081	7,074
5.50% due 03/01/37	790,562	789,671
5.50% due 06/01/37	1,414,009	1,412,416
5.50% due 07/01/37	1,975,261	1,973,034
5.50% due February TBA	3,275,000	3,268,859
5.92% due 10/01/11	439,317	457,624
6.00% due 06/01/17	33,120	33,953
6.00% due 07/01/21	1,101,609	1,128,025
6.00% due 08/01/21	630,509	645,629
6.00% due 09/01/21	48,113	49,267
6.00% due 08/01/22	3,670,910	3,756,984
6.00% due 06/01/26	276,653	281,744
6.00% due 03/01/27	329,669	335,724
6.00% due 12/01/33	22,827	23,226
6.00% due 05/01/34	82,706	84,101
6.00% due 07/01/34	10,183	10,356
6.06% due 09/01/11	268,082	281,100
6.11% due 05/01/11	238,971	249,167
6.36% due 07/01/08	40,971	40,831
6.50% due 08/01/16	25,030	25,917
6.50% due 09/01/26	1,449,882	1,491,872
6.50% due 09/01/32	47,082	48,674
6.50% due 04/01/34	13,696	14,116
6.50% due 11/01/35	75,974	78,190
6.50% due 02/01/36	397,050	408,184
6.50% due 06/01/36	27,057	27,816
6.50% due 07/01/36	39,720	40,834
6.50% due 09/01/36	89,317	91,822
6.50% due 10/01/36	1,032,661	1,061,619
6.50% due 11/01/36	55,974	57,543
6.50% due 11/01/37	2,899,964	2,980,977
6.50% due February TBA	6,275,000	6,443,641
6.52% due 02/01/11	209,605	218,843
7.00% due 06/01/37	659,000	685,522
7.00% due 09/01/37	102,943	107,086
		51,949,984
Government National Mtg. Assoc. — 1.7%
4.50% due 10/15/35	239,158	229,057
4.50% due 05/15/36	551,239	527,869
5.50% due 04/15/36	357,638	360,284
6.00% due 02/15/33	81,796	83,847
6.50% due 07/15/28	976,370	1,013,381
6.50% due 08/15/28	42,191	43,791
6.50% due 09/15/28	87,846	91,176
6.50% due 11/15/28	74,872	77,711
7.00% due 11/15/31	21,140	22,407

7.00% due 01/15/33	33,638		35,659
7.00% due 05/15/33	48,380		51,287
7.50% due 01/15/32	20,478		21,845
8.00% due 02/15/30	5,158		5,583
8.50% due 11/15/17	2,724		2,936
8.50% due 11/15/17	1,054		1,135
9.00% due 11/15/21	1,118		1,211
Government National Mtg. Assoc.
Pass-Through
Series 2005-74 Class HB
7.50% due 09/15/35(6)	15,141		16,355
Government National Mtg. Assoc.
Pass-Through
Series 2005-74 Class HC
7.50% due 09/16/35(6)	8,788		9,442
Government National Mtg. Assoc.
Pass-Through
Series 2005-74, Class HA
7.50% due 09/16/35(6)	2,036		2,141
			2,597,117
Overseas Private Investment Corp. — 0.0%
6.99% due 01/15/09	16,111		16,381
Total U.S. Government Agencies (cost $65,127,076)			65,813,534
U.S. GOVERNMENT TREASURIES — 1.0%
United States Treasury Bonds — 0.8%
4.75% due 02/15/37	15,000		15,698
6.25% due 08/15/23(13)	320,000		383,125
6.63% due 02/15/27	600,000		761,485
			1,160,308
United States Treasury Notes — 0.2%
3.25% due 08/15/08(13)	300,000		299,859
4.25% due 11/15/17	83,000		84,446
			384,305
Total U.S. Government Treasuries (cost $1,502,368)			1,544,613
Total Long-Term Investment Securities (cost $152,741,636)			159,583,987
SHORT-TERM INVESTMENT SECURITIES — 0.9%
Foreign Government Treasuries — 0.4%
Egypt Treasury Bill 5.98% due 05/06/08	EGP	3,350,000	592,904
U.S. Government Agencies — 0.5%
Federal Home Loan Bank Discount Notes 1.50% due 01/02/08	800,000		799,966
Total Short-Term Investment Securities (cost $1,394,086)			1,392,870
REPURCHASE AGREEMENTS — 3.4%
Agreement with State Street Bank & Trust Co., bearing interest at 2.00%, dated 12/31/07, to be repurchased 01/02/08 in the amount of $1,889,209 and collateralized by United States Treasury Notes, bearing interest at 4.63% due 08/31/11 and having an approximate value of $1,931,475	1,889,000		1,889,000
Bank of America Joint Repurchase Agreement(14)	3,445,000		3,445,000
Total Repurchase Agreements (cost $5,334,000)			5,334,000
TOTAL INVESTMENTS (cost $159,469,722) (15)	108.3%		166,310,857
Liabilities in excess of other assets	(8.3)		(12,707,381)
NET ASSETS	100.0%		$153,603,476

*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At December 31, 2007, the aggregate value of these securities was $10,164,132 representing 6.6% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.

†	Non-income producing security
(1)	Floating rate security where the rate fluctuates. The rate moves up or down at each reset date. The rate reflected is as of December 31, 2007.
(2)	Perpetual maturity - maturity date reflects the next call date.
(3)	“Step-up” security where the rate increases (“steps-up”) at a predetermined rate. Rate shown reflects the increased rate.
(4)	Commercial Mortgage Backed Security
(5)	Variable Rate Security - the rate reflected is as of December 31, 2007, maturity date reflects the stated maturity date.
(6)	Collateralized Mortgage Obligation
(7)	Fair valued security; see Note 1
(8)	Illiquid security
(9)

To the extent permitted by the Statement of Additional Information, the Multi-Managed Income Portfolio may invest in restricted securities. The Portfolio has no right to demand registration of these securities. The securities are valued pursuant to Note 1. Restricted securities held by a Portfolio may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in the securities of widely held, publicly traded companies. Lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, these securities may exhibit greater price volatility than securities for which secondary markets exist. As of December 31, 2007, the Multi-Managed Income Portfolio held the following restricted securities:

					Market
	Acquisition	Principal	Acquisition	Market	Value	% of
Name	Date	Amount	Cost	Value	Per Share	Net Assets

ICO North America, Inc.
7.50% due 8/15/09	8/11/2005	$5,000	$5,000	$4,900	$98.00	0.00%
Southern Energy, Inc.
7.90% due 7/15/09	1/10/2006	30,000	0	0	0.00	0.00%
				$4,900		0.00%

(10)	Company has filed Chapter 11 bankruptcy protection.
(11)

The Portfolio invests in Senior Loans which generally pay interest at rates which are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major European banks, such as the London Inter-Bank Offer Rate (“LIBOR”) or the prime rate offered by one or more major United States banks, or the certificate of deposit rate. Senior Loans are generally considered to be restrictive in that the Portfolio is ordinarily contractually obligated to receive approval from the Agent Bank and/or borrower prior to the disposition of a Senior Loan.

(12)

Senior Loans in the Fund’s Portfolio are generally subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments may occur. As a result, the actual remaining maturity may be substantially less than the stated maturities shown.

(13)		The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(14)		See Note 2 for details of Joint Repurchase Agreements.
(15)		See Note 4 for cost of investments on a tax basis.
(16)		Denomintaed in United States Dollars unless otherwise indicated.
(17)		Variable Rate Security - the rate reflected is as of December 31, 2007, maturity date reflects next reset date.
(18)		“Step-up” security where the rate increases (“steps-up”) at a predetermined rate. The rate reflected is as of December 31, 2007.
(19)		Company emerged from bankruptcy protection subsequent to December 31, 2007.
(20)		Brazilian inflation linked security. Income is linked to Brazil’s IPCA Consumer Price Index.
ADR	-	American Depository Receipt
BTL	-	Bank Term Loan
REMIC	-	Real Estate Mortgage Investment Conduit
TBA	-	Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal and maturity date will be determined upon settlement date.

Open Futures Contracts
Number of Contracts	Description	Expiration Date	Value at Trade Date	Value as of December 31, 2007	Unrealized Appreciation (Depreciation)
41 Long	U. S. Treasury 5 YR Notes	December 2007	$4,520,404	$4,521,531	$1,127
10 Long	U. S. Treasury Bonds	March 2008	1,162,466	1,163,750	(1,284)
79 Short	U. S. Treasury 10 YR Notes	March 2008	9,019,512	8,957,859	(61,653)
15 Long	U. S. Treasury 2 YR Notes	March 2008	3,145,877	3,153,750	7,873
					$(53,937)

Open Bond Forward Contracts
						Unrealized
	Principal			Value at	Value as of	Appreciation/
Description	Amount		Delivery Date	Trade Date	December 31, 2007	Depreciation

Canadian Government Bond 5.25% due 06/01/12	CAD	5,400,000	02/14/2008	$5,635,245	$5,775,803	$140,558
Canadian Government Bond 3.75% due 06/01/12	CAD	5,775,000	02/14/2008	5,688,612	5,824,767	136,155
Canadian Government Bond 5.75% due 06/01/33	CAD	(2,600,000)	02/14/2008	(3,183,192)	(3,316,946)	(133,754)
Unites States Treasury Notes TIPS 2.50% due 07/15/16	(5,852,981)		01/31/2008	(6,162,308)	(6,252,364)	(90,056)
Unites States Treasury Notes 4.88% due 08/15/16	6,250,000		01/11/2008	6,594,751	6,657,902	63,151
						$116,054

Open Forward Foreign Currency Contracts
Contract to		In Exchange		Delivery	Gross Unrealized
Deliver		For		Date	Appreciation
* CAD	1,168,000	USD	1,187,716	03/19/2008	$3,331
USD	1,142,464	AUD	1,310,000	03/19/2008	2,128
* USD	1,455,157	BRL	2,687,000	03/19/2008	43,281
USD	1,231,827	MYR	4,130,000	03/19/2008	23,453
USD	1,152,943	SEK	7,460,000	03/19/2008	1,896
					$74,089

					Gross Unrealized
Contract to		In Exchange		Delivery	Appreciation
Deliver		For		Date	Depreciation
* BRL	6,342,000	USD	3,399,625	03/19/2008	$(137,069)
* USD	1,192,081	CAD	1,168,000	03/19/2008	(7,695)
USD	759,462	IDR	7,063,000,000	01/18/2008	(8,014)
					$(152,778)
Net Unrealized Appreciation (Depreciation)					$(78,689)

*	Represents partially offsetting forward foreign currency contracts, that to the extent they are offset, do not have additional market risk, but have continued counterparty settlement risk.

AUD	- Australian Dollar
BRL	- Brazilian Real
CAD	- Canadian Dollar
EGP	- Egyptian Pound
IDR	- Indonesian Rupiah
MYR	- Malaysian Ringgit
SEK	- Swedish Krona
USD	- United States Dollar

TIPS	- Treasury Inflation Protected Securities

See Notes to Portfolio of Investments

SEASONS SERIES TRUST

ASSET ALLOCATION: DIVERSIFIED GROWTH PORTFOLIO

Portfolio of Investments –– December 31, 2007

(unaudited)

Security Description	Shares/Principal Amount (15)	Value (Note 1)

COMMON STOCK — 78.7%
Advanced Materials — 0.0%
Megacable Holdings(18)	23,610	80,039
Advertising Agency — 0.1%
Omnicom Group, Inc.	5,313	252,527
Advertising Sales — 0.1%
Focus Media Holding, Ltd. ADR†	4,352	247,237
Advertising Services — 0.1%
Aegis Group PLC(19)	67,267	155,538
inVentiv Health, Inc.†	3,941	122,014
JC Decaux SA(19)	1,236	48,428
		325,980
Aerospace/Defense — 1.3%
BAE Systems PLC(19)	27,114	265,545
Boeing Co.	19,758	1,728,035
Lockheed Martin Corp.	14,476	1,523,744
MTU Aero Engines Holding AG(19)	713	41,402
Northrop Grumman Corp.	2,351	184,883
Raytheon Co.	18,089	1,098,002
Teledyne Technologies, Inc.†	3,301	176,042
		5,017,653
Aerospace/Defense-Equipment — 0.4%
Curtiss-Wright Corp.	2,574	129,215
European Aeronautic Defense and Space Co.(19)	4,347	138,000
HEICO Corp.	2,721	148,240
Moog, Inc., Class A†	7,383	338,215
Orbital Sciences Corp.†	12,174	298,506
United Technologies Corp.	7,237	553,920
		1,606,096
Agricultural Chemicals — 0.5%
CF Industries Holdings, Inc.	11,141	1,226,179
Monsanto Co.	5,180	578,554
		1,804,733
Agricultural Operations — 0.1%
The Andersons, Inc.	3,627	162,490
Chaoda Modern Agriculture(19)	277,775	251,215
		413,705
Airlines — 1.0%
Air Arabia†	566,463	303,854
Alaska Air Group, Inc.†	717	17,932
British Airways PLC†(19)	197,303	1,204,961
Continental Airlines, Inc., Class B†	21,824	485,584
Deutsche Lufthansa AG(19)	2,252	59,636
ExpressJet Holdings, Inc.†	35,366	87,708
Korean Air Lines Co., Ltd.(19)	2,220	179,471
Northwest Airlines Corp.†	3,775	54,775
Republic Airways Holdings, Inc.†	13,382	262,153
Singapore Airlines, Ltd.(19)	15,870	189,955
Skywest, Inc.	14,269	383,123
UAL Corp.	19,580	698,223
		3,927,375
Apparel Manufacturers — 0.3%
Gildan Activewear, Inc.†	2,180	90,429
Guess ?, Inc.	6,756	255,985
Gymboree Corp.†	3,432	104,539
Maidenform Brands, Inc.†	8,014	108,429
Phillips-Van Heusen Corp.	10,372	382,312
True Religion Apparel, Inc.†	3,665	78,248
		1,019,942
Applications Software — 1.0%
Actuate Corp.†	14,996	116,519
Compuware Corp.†	22,103	196,275
EPIQ Systems, Inc.†	6,414	111,668
Intuit, Inc.†	16,689	527,539
Microsoft Corp.(16)	78,219	2,784,596
Progress Software Corp.†	566	19,063
		3,755,660
Athletic Footwear — 0.2%
Adidas AG(19)	2,073	154,349
NIKE, Inc., Class B	6,386	410,236
		564,585
Auction House/Art Dealer — 0.0%
Sotheby’s	2,385	90,869
Audio/Video Products — 0.2%
Matsushita Electric Industrial Co., Ltd.	23,000	470,543
Sony Corp.	8,600	466,705
		937,248
Auto-Cars/Light Trucks — 0.4%
Dongfeng Motor Group Co., Ltd.(19)	348,000	242,874
Fiat SpA(19)	30,289	778,479
Suzuki Motor Corp.	3,600	108,273
Toyota Motor Corp.	1,800	96,885
Volkswagen AG(19)	1,410	320,769
		1,547,280
Auto/Truck Parts & Equipment-Original — 0.4%
Accuride Corp.†	10,807	84,943
Aisin Seiki Co., Ltd.	7,500	311,837
American Axle & Manufacturing Holdings, Inc.	1,543	28,731
Autoliv, Inc.	6,267	330,333
Hyundai Mobis†(19)	2,440	226,656
Lear Corp.†	612	16,928
Valeo SA(19)	9,239	378,343
		1,377,771
Banks-Commercial — 4.8%
Allied Irish Banks PLC(19)	12,335	283,448
Australia and New Zealand Banking Group, Ltd.(19)	16,314	391,195
Banco do Brasil SA(19)	13,800	232,641
Banco Latinoamericano de Exportaciones SA	5,026	81,974
Banco Santander Central Hispano SA(19)	9,103	196,663
Bank of Cyprus Public Co., Ltd.(19)	5,010	91,943
Banner Corp.	2,249	64,614
Barclays PLC(19)	93,339	945,481
BNP Paribas SA(19)	13,342	1,434,198
Cathay General Bancorp	2,900	76,821
Center Financial Corp.	3,695	45,522
China Construction Bank Corp.(19)	166,000	139,440
China Merchants Bank Co., Ltd.(19)	16,000	64,837
Citizens Republic Bancorp., Inc.	6,002	87,089
City Bank	3,139	70,376
City Holding Co.	2,155	72,925
Commerzbank AG(19)	3,157	119,494
Corus Bankshares, Inc.	4,073	43,459
Credicorp, Ltd.	1,700	129,710
DBS Group Holdings, Ltd.(19)	39,141	554,693
Deutsche Bank AG(19)	1,809	233,995
First Community Bancorp, Inc.	623	25,693
First Midwest Bancorp, Inc.	3,446	105,448
First Regional Bancorp†	2,061	38,932
FirstMerit Corp.	7,999	160,060
FirstRand, Ltd.(19)	76,942	223,931
Frontier Financial Corp.	2,146	39,851
Fukuoka Financial Group, Inc.	38,000	226,646
Hancock Holding Co.	2,933	112,041

HBOS PLC(19)	47,616	690,465
Imperial Capital Bancorp, Inc.	1,593	29,152
Industrial & Commercial Bank of China(19)	627,000	444,879
Intervest Bancshares Corp.	2,623	45,168
Julius Baer Holding AG	2,476	201,258
KBC Groep NV(19)	13,528	1,889,399
Kookmin Bank†(19)	4,130	303,559
Mitsubishi UFJ Financial Group, Inc.	49,000	456,083
Mizuho Financial Group, Inc.	74	351,060
Nara Bancorp., Inc.	5,054	58,980
National Penn Bancshares, Inc.	5,677	85,950
Nordea Bank AB(19)	118,000	1,957,485
Old National Bancorp	11,953	178,817
Oversea-Chinese Banking Corp.(19)	11,000	63,476
Pacific Capital Bancorp	14,778	297,481
Preferred Bank Los Angeles California	2,249	58,519
Provident Bankshares Corp.	5,551	118,736
Royal Bank of Scotland Group PLC(19)	58,045	521,832
Sberbank	31,177	130,089
Siam Commercial Bank PCL	109,100	276,920
Societe Generale(19)	10,520	1,503,465
Southwest Bancorp, Inc.	3,695	67,729
Sterling Bancshares, Inc.	10,649	118,843
Sumitomo Mitsui Financial Group, Inc.	29	215,793
Suncorp-Metway, Ltd.(19)	3,944	58,389
SVB Financial Group†	3,794	191,218
Swedbank AB, Class A(19)	1,480	41,464
Taylor Capital Group, Inc.	2,716	55,406
Toronto-Dominion Bank	1,650	116,191
Trustmark Corp.	4,197	106,436
Umpqua Holding Corp.	4,799	73,617
Unibanco - Uniao de Bancos Brasileiros SA GDR	1,810	252,749
United Bankshares, Inc.	1,697	47,550
United Community Banks, Inc.	2,120	33,496
Vineyard National Bancorp	3,754	37,915
Westpac Banking Corp.(19)	42,252	1,029,544
		18,402,233
Banks-Fiduciary — 0.1%
Boston Private Financial Holdings, Inc.	3,855	104,393
Northern Trust Corp.	1,388	106,293
		210,686
Banks-Super Regional — 1.3%
Bank of America Corp.(16)	24,929	1,028,570
Comerica, Inc.	930	40,483
KeyCorp	10,338	242,426
PNC Financial Services Group, Inc.	7,089	465,393
US Bancorp	28,235	896,179
Wachovia Corp.	22,830	868,225
Wells Fargo & Co.	45,819	1,383,276
		4,924,552
Batteries/Battery Systems — 0.1%
Greatbatch, Inc.†	9,296	185,827
Beverages-Non-alcoholic — 0.3%
Britvic PLC(19)	7,929	54,342
Coca Cola Femsa SAB de CV ADR	5,550	273,504
Coca-Cola Hellenic Bottling Co. SA(19)	1,795	77,439
PepsiCo, Inc.	7,009	531,983
The Coca-Cola Co.	4,551	279,295
		1,216,563
Beverages-Wine/Spirits — 0.0%
Pernod Ricard SA(19)	146	33,626
Brewery — 1.0%
Heineken NV(19)	29,621	1,907,735
Hite Brewery Co., Ltd.†(19)	1,310	198,827
InBev NV(19)	19,541	1,612,095
Molson Coors Brewing Co., Class B	2,598	134,109
		3,852,766
Broadcast Services/Program — 0.2%
DG FastChannel, Inc.†	4,469	114,585
Liberty Global, Inc., Class A†	14,518	568,961
Liberty Media Corp. - Capital, Class A†	1,898	221,098
		904,644
Building & Construction Products-Misc. — 0.2%
Builders FirstSource, Inc.†	5,823	42,042
Drew Industries, Inc.†	887	24,304
Fletcher Building, Ltd.	44,375	392,034
Matsushita Electric Works, Ltd.	9,000	99,785
Sika AG	15	28,196
		586,361
Building & Construction-Misc. — 0.6%
Aveng, Ltd.(19)	27,993	249,157
Balfour Beatty PLC(19)	17,143	168,080
Bouygues SA(19)	4,645	385,128
GS Engineering & Construction Corp.(19)	1,060	173,807
Kajima Corp.	11,000	36,022
Layne Christensen Co.†	3,558	175,089
Leighton Holdings, Ltd.(19)	13,339	711,127
Murray & Roberts Holdings, Ltd.(19)	15,706	234,034
		2,132,444
Building Products-Air & Heating — 0.1%
TABREED†	296,637	275,427
Building Products-Cement — 0.1%
Holcim, Ltd.	1,035	109,973
Italcementi SpA(19)	4,674	99,225
		209,198
Building Products-Light Fixtures — 0.1%
Genlyte Group, Inc.†	2,772	263,894
Building-Heavy Construction — 0.6%
ACS Actividades de Construccion y Servicios SA(19)	10,966	645,979
Perini Corp.†	5,831	241,520
Skanska AB, Class B(19)	17,200	321,240
Tecnicas Reunidas SA(18)(19)	1,872	118,676
Vinci SA(19)	9,365	687,929
Zelan Bhd(19)	156,800	255,473
		2,270,817
Building-Residential/Commercial — 0.2%
Berkeley Group Holdings PLC†	20,602	558,187
Desarrolladora Homex SAB de CV ADR†	3,200	158,240
		716,427
Cable TV — 0.3%
Comcast Corp., Class A†	14,575	266,140
LodgeNet Entertainment Corp.†	6,463	112,715
Megacable Holdings SA de CV†	15,000	50,933
Rogers Communications, Inc.	2,490	113,506
The DIRECTV Group, Inc.†	22,426	518,489
		1,061,783
Casino Hotel — 0.0%
Monarch Casino & Resort, Inc.†	4,247	102,268

Casino Services — 0.0%
Aristocrat Leisure, Ltd.(19)	4,555	44,809
Cellular Telecom — 0.6%
America Movil SAB de CV, Series L ADR	4,324	265,450
Centennial Communications Corp.†	12,727	118,234
China Mobile Ltd ADR	4,100	356,167
China Mobile, Ltd.(19)	33,100	573,604
Mobile Telesystems OJSC ADR	4,255	433,116
NII Holdings, Inc.†	5,536	267,500
NTT DoCoMo, Inc.	116	192,197
Syniverse Holdings, Inc.†	9,187	143,133
Vodafone Group PLC(19)	15,145	56,446
		2,405,847
Chemicals-Diversified — 0.7%
BASF AG(19)	2,635	389,424
Bayer AG(19)	1,106	100,839
FMC Corp.	14,690	801,340
K+S AG(19)	400	94,341
Koninklijke DSM DV(19)	4,580	214,125
Olin Corp.	4,075	78,770
PPG Industries, Inc.	8,845	621,184
Shin-Etsu Chemical Co., Ltd.	3,500	218,829
The Dow Chemical Co.	8,913	351,351
		2,870,203
Chemicals-Plastics — 0.0%
A. Schulman, Inc.	2,387	51,440
Chemicals-Specialty — 0.3%
Arch Chemicals, Inc.	10,420	382,935
Clariant AG†	17,497	161,338
H.B. Fuller Co.	8,411	188,827
Minerals Technologies, Inc.	258	17,273
OM Group, Inc.†	5,278	303,696
Terra Industries, Inc.†	1,953	93,275
WR Grace & Co.†	1,974	51,680
Zep, Inc.	1,530	21,221
		1,220,245
Circuit Boards — 0.1%
Park Electrochemical Corp.	2,061	58,202
TTM Technologies, Inc.†	16,439	191,679
		249,881
Coal — 0.1%
China Shenhua Energy Co., Ltd.(19)	31,500	186,610
Exxaro Resources, Ltd.(19)	17,635	265,917
		452,527
Coatings/Paint — 0.2%
The Sherwin-Williams Co.	10,864	630,547
Commerce — 0.0%
Global Sources, Ltd.†	3,960	111,751
Commercial Services — 0.1%
Aggreko PLC(19)	3,639	38,128
Convergys Corp.†	6,100	100,406
Standard Parking Corp.†	2,880	139,651
Team, Inc.†	5,008	183,193
TeleTech Holdings, Inc.†	4,785	101,777
		563,155
Commercial Services-Finance — 0.3%
Bankrate, Inc.†	1,197	57,564
Deluxe Corp.	2,740	90,118
Experian Group, Ltd.(19)	14,558	115,700
Interactive Data Corp.	10,517	347,166
Jackson Hewitt Tax Service, Inc.	11,749	373,031
Morningstar, Inc.†	4,279	332,692
		1,316,271
Computer Aided Design — 0.6%
Ansys, Inc.†	10,970	454,816
Aspen Technology, Inc.†	9,207	149,338
Autodesk, Inc.†	25,757	1,281,668
Parametric Technology Corp.†	13,334	238,012
		2,123,834
Computer Services — 0.5%
CACI International, Inc., Class A†	2,400	107,448
Computer Sciences Corp.†	6,000	296,820
Electronic Data Systems Corp.	36,219	750,820
FactSet Research Systems, Inc.	2,734	152,284
IHS, Inc.†	3,160	191,370
Manhattan Associates, Inc.†	9,460	249,365
SRA International, Inc., Class A†	3,258	95,948
SYKES Enterprises, Inc.†	8,860	159,480
		2,003,535
Computer Software — 0.0%
Blackbaud, Inc.	6,152	172,502
Computers — 1.6%
Apple, Inc.†	3,989	790,141
Hewlett-Packard Co.	48,424	2,444,444
International Business Machines Corp.	22,594	2,442,412
Ju Teng International Holdings, Ltd.†(19)	232,000	70,288
Palm, Inc.	2,251	14,271
Research In Motion, Ltd.†	975	111,197
Wistron Corp.(19)	83,247	153,597
		6,026,350
Computers-Integrated Systems — 0.2%
Brocade Communications Systems, Inc.†	24,546	180,168
Fujitsu, Ltd.	19,000	127,147
Jack Henry & Associates, Inc.	6,472	157,528
Radiant Systems, Inc.†	5,740	98,900
		563,743
Computers-Memory Devices — 0.1%
Hutchinson Technology, Inc.†	7,582	199,558
Seagate Technology†(17)	970	0
Silicon Storage Technology, Inc.†	16,084	48,091
		247,649
Computers-Periphery Equipment — 0.0%
Immersion Corp.†	1,173	15,190
Consulting Services — 0.1%
Accenture Ltd., Class A	853	30,734
Bureau Veritas SA†(18)(19)	870	51,433
CRA International, Inc.†	348	16,568
MAXIMUS, Inc.	3,189	123,127
Watson Wyatt Worldwide, Inc., Class A	3,456	160,393
		382,255
Consumer Products-Misc. — 0.2%
Blyth, Inc.	4,124	90,481
Fossil, Inc.†	1,856	77,915
Helen of Troy, Ltd.†	814	13,952
Kimberly-Clark Corp.	4,181	289,910
Tupperware Brands Corp.	2,949	97,405
WD-40 Co.	2,740	104,038
		673,701
Containers-Metal/Glass — 0.1%
Greif, Inc., Class A	1,709	111,717

Silgan Holdings, Inc.	3,960	205,683
		317,400
Containers-Paper/Plastic — 0.0%
Packaging Corp. of America	3,948	111,334
Cosmetics & Toiletries — 0.6%
Alberto-Culver Co.	19,484	478,137
Chattem, Inc.†	2,618	197,764
Colgate-Palmolive Co.	9,784	762,761
Oriflame Cosmetics SA SDR(19)	7,300	465,783
The Estee Lauder Cos., Inc., Class A	10,104	440,635
Uni-Charm Corp.	800	50,371
		2,395,451
Data Processing/Management — 0.3%
Automatic Data Processing, Inc.	6,069	270,253
CSG Systems International, Inc.†	16,349	240,657
Mastercard, Inc., Class A	3,800	817,760
		1,328,670
Decision Support Software — 0.1%
SPSS, Inc.†	9,000	323,190
Dental Supplies & Equipment — 0.0%
Align Technology, Inc.†	696	11,609
Diagnostic Equipment — 0.0%
Immucor, Inc.†	3,040	103,330
Diagnostic Kits — 0.1%
Meridian Bioscience, Inc.	4,181	125,765
OraSure Technologies, Inc.†	8,916	79,263
Quidel Corp.†	10,792	210,120
		415,148
Distribution/Wholesale — 0.2%
Inchcape PLC(19)	74,456	556,331
Jardine Cycle & Carriage, Ltd.(19)	18,000	268,593
MWI Veterinary Supply, Inc.†	2,700	108,000
		932,924
Diversified Financial Services — 0.2%
Challenger Financial Services Group, Ltd.(19)	29,253	127,222
Hitachi Capital Corp.	14,300	182,936
Korea Investment Holdings Co., Ltd.(19)	3,510	296,105
Shinhan Financial Group Co., Ltd.†(19)	1,630	93,525
		699,788
Diversified Manufacturing Operations — 1.4%
3M Co.	10,908	919,763
Acuity Brands, Inc.	3,060	137,700
Cookson Group PLC(19)	20,316	283,550
Eaton Corp.	1,859	180,230
EnPro Industries, Inc.†	6,473	198,397
General Electric Co.	39,759	1,473,866
Honeywell International, Inc.	4,505	277,373
Illinois Tool Works, Inc.	10,457	559,868
IMI PLC(19)	16,387	127,233
Koppers Holdings, Inc.	8,133	351,671
Matthews International Corp., Class A	2,903	136,064
Parker Hannifin Corp.	5,818	438,154
Siemens AG(19)	629	98,746
Wartsila Corp., Class B(19)	4,900	370,552
		5,553,167
Diversified Minerals — 0.6%
Anglo American PLC(19)	762	46,180
BHP Billiton, Ltd.(19)	55,975	1,962,942
Cia Vale do Rio Doce ADR	12,370	404,128
		2,413,250
Diversified Operations — 0.4%
Melco International Development(19)	33,000	49,204
Swire Pacific, Ltd., Class A(19)	109,500	1,500,615
Tomkins PLC(19)	28,254	99,884
		1,649,703
Diversified Operations/Commercial Services — 0.0%
Davis Service Group PLC(19)	15,497	156,477
E-Commerce/Products — 0.3%
Amazon.com, Inc.†	7,829	725,279
Blue Nile, Inc.†	4,290	291,977
		1,017,256
E-Commerce/Services — 0.3%
Alibaba.com, Ltd.†(18)(19)	26,500	95,670
eBay, Inc.†	14,418	478,533
Expedia, Inc.†	11,670	369,005
priceline.com, Inc.†	2,282	262,111
		1,205,319
E-Services/Consulting — 0.0%
Websense, Inc.†	9,377	159,221
Educational Software — 0.0%
Blackboard, Inc.†	2,341	94,225
Electric Products-Misc. — 0.8%
AMETEK, Inc.	1,928	90,307
Emerson Electric Co.	17,980	1,018,747
Hitachi, Ltd.	108,000	791,268
Legrand SA(19)	1,415	48,062
LG Electronics, Inc.(19)	2,620	275,935
Littelfuse, Inc.†	5,846	192,684
Mitsubishi Electric Corp.	22,000	227,213
Toshiba Corp.	84,000	626,385
		3,270,601
Electric-Distribution — 0.1%
National Grid PLC(19)	11,343	187,536
Vector, Ltd.	45,561	77,002
		264,538
Electric-Generation — 0.1%
Electric Power Development Co., Ltd.	13,100	486,097
Electric-Integrated — 1.8%
Alliant Energy Corp.	8,071	328,409
Black Hills Corp.	808	35,633
Cia Energetica de Minas Gerais ADR	11,532	212,881
Cleco Corp.	3,500	97,300
Constellation Energy Group, Inc.	4,420	453,183
E.ON AG(19)	1,932	410,213
Edison International	23,073	1,231,406
Enel SpA(19)	7,566	89,302
Energias de Portugal SA(19)	39,677	257,924
First Philippine Holdings Corp.(19)	111,890	196,622
FirstEnergy Corp.	5,155	372,913
OGE Energy Corp.	3,168	114,967
PG&E Corp.	31,202	1,344,494
Portland General Electric Co.	11,706	325,193
Public Service Enterprise Group, Inc.	788	77,413
RWE AG(19)	3,287	460,605
Scottish and Southern Energy PLC(19)	3,185	103,457
Suez SA(Paris)(19)	863	58,499
Tenaga Nasional BHD(19)	74,800	216,409
Tokyo Electric Power Co., Inc.	18,400	476,629

Westar Energy, Inc.	6,508	168,817
		7,032,269
Electronic Components-Misc. — 0.4%
Alps Electric Co., Ltd.	19,200	248,342
Asustek Computer, Inc.(19)	59,000	175,920
AU Optronics Corp.(19)	120,041	231,915
Carphone Warehouse PLC(19)	14,019	95,629
Cubic Corp.	2,053	80,477
Fanuc, Ltd.	400	39,023
Hon Hai Precision Industry Co., Ltd.(19)	32,920	203,352
Methode Electronics, Inc.	8,970	147,467
NEC Corp.	9,000	41,577
Omron Corp.	7,300	172,787
		1,436,489
Electronic Components-Semiconductors — 1.1%
Advanced Analogic Technologies, Inc.†	12,611	142,252
AuthenTec Inc†	4,200	61,026
Diodes, Inc.†	3,490	104,944
Infineon Technologies AG†(19)	3,915	45,777
Intel Corp.	42,777	1,140,435
MEMC Electronic Materials, Inc.†	9,622	851,451
National Semiconductor Corp.	11,037	249,878
NVIDIA Corp.†	6,836	232,561
ON Semiconductor Corp.†	9,571	84,990
Samsung Electronics Co., Ltd.(19)	1,392	818,163
Samsung Electronics Co., Ltd. GDR*(19)	122	35,716
Shinko Electric Industries Co., Ltd.	4,800	96,807
Texas Instruments, Inc.	3,309	110,521
Xilinx, Inc.	3,870	84,637
		4,059,158
Electronic Connectors — 0.1%
Thomas & Betts Corp.†	11,485	563,224
Electronic Design Automation — 0.1%
Ansoft Corp.†	10,438	269,822
Comtech Group, Inc.†	4,076	65,665
Mentor Graphics Corp.†	5,978	64,443
		399,930
Electronic Measurement Instruments — 0.1%
Analogic Corp.	468	31,693
Itron, Inc.†	2,124	203,840
National Instruments Corp.	4,300	143,319
		378,852
Electronic Parts Distribution — 0.1%
Avnet, Inc.†	6,343	221,815
Electronic Security Devices — 0.1%
American Science and Engineering, Inc.	2,545	144,429
LoJack Corp.†	5,165	86,823
		231,252
Energy-Alternate Sources — 0.1%
JA Solar Holdings Co., Ltd. ADR†	3,781	263,952
MGP Ingredients, Inc.	9,768	92,015
Renewable Energy Corp. AS†(19)	2,600	129,977
		485,944
Engineering/R&D Services — 0.2%
ABB, Ltd.	5,012	144,506
McDermott International, Inc.†	3,739	220,713
SAIC, Inc.†	6,578	132,349
Samsung Engineering Co. Ltd.†(19)	2,010	198,289
SembCorp Industries, Ltd.(19)	14,000	55,925
URS Corp.†	1,593	86,548
		838,330
Engines-Internal Combustion — 0.4%
Cummins, Inc.	11,813	1,504,622
Tognum AG†(19)	1,691	50,581
		1,555,203
Enterprise Software/Service — 1.1%
BMC Software, Inc.†	42,123	1,501,264
Informatica Corp.†	9,498	171,154
JDA Software Group, Inc.†	16,262	332,721
ManTech International Corp., Class A†	1,846	80,892
MicroStrategy, Inc., Class A†	1,658	157,676
Omnicell, Inc.†	3,180	85,637
Oracle Corp.†	53,650	1,211,417
Sybase, Inc.†	23,272	607,166
		4,147,927
Entertainment Software — 0.0%
Capcom Co., Ltd.	2,100	53,765
Environmental Monitoring & Detection — 0.0%
Clean Harbors, Inc.†	2,647	136,850
Finance-Consumer Loans — 0.1%
ASTA Funding, Inc.	7,254	191,796
World Acceptance Corp.†	3,635	98,072
		289,868
Finance-Credit Card — 0.1%
Advanta Corp., Class B	6,619	53,415
Credit Saison Co., Ltd.	9,500	259,223
Discover Financial Services	10,651	160,617
		473,255
Finance-Investment Banker/Broker — 1.8%
Citigroup, Inc.(16)	45,512	1,339,873
Greenhill & Co., Inc.	1,730	115,010
Interactive Brokers Group, Inc., Class A†	5,296	171,167
Investment Technology Group, Inc.†	3,445	163,948
JPMorgan Chase & Co.	24,644	1,075,711
Knight Capital Group, Inc., Class A†	11,940	171,936
Lehman Brothers Holdings, Inc.	1,225	80,164
Macquarie Group, Ltd.(19)	2,297	152,244
Morgan Stanley	20,464	1,086,843
optionsXpress Holdings, Inc.	3,700	125,134
Penson Worldwide, Inc.†	3,636	52,177
SWS Group, Inc.	19,423	246,089
The Goldman Sachs Group, Inc.	9,571	2,058,243
		6,838,539
Finance-Leasing Companies — 0.2%
Mitsubishi UFJ Lease & Finance Co., Ltd.	10,900	362,928
ORIX Corp.	3,290	550,173
		913,101
Finance-Other Services — 0.4%
Deutsche Boerse AG(19)	984	194,223
Hong Kong Exchanges & Clearing, Ltd.(19)	1,500	42,109
IntercontinentalExchange, Inc.†	3,725	717,063
London Stock Exchange Group PLC(18)(19)	1,120	43,922
Man Group PLC(19)	30,099	346,215
Singapore Exchange, Ltd.(19)	8,000	73,128
		1,416,660
Financial Guarantee Insurance — 0.0%
PMI Group, Inc.	5,136	68,206
Radian Group, Inc.	1,799	21,012
Security Capital Assurance, Ltd.	846	3,291
		92,509

Fishery — 0.1%
Toyo Suisan Kaisha, Ltd.	25,000	454,412
Food-Baking — 0.0%
Flowers Foods, Inc.	3,963	92,774
Food-Confectionery — 0.0%
Barry Callebaut AG†	68	51,523
Food-Dairy Products — 0.1%
Meiji Dairies Corp.	76,000	386,825
Food-Misc. — 0.5%
Campbell Soup Co.	3,358	119,981
General Mills, Inc.	13,220	753,540
Nestle SA	542	248,352
Ralcorp Holdings, Inc.†	2,882	175,197
Sara Lee Corp.	30,361	487,597
Seaboard Corp.	92	135,240
Unilever NV CVA(19)	4,722	172,885
		2,092,792
Food-Retail — 1.0%
Colruyt SA(19)	636	148,942
Ingles Markets, Inc., Class A	2,781	70,610
Jeronimo Martins SGPS SA(19)	13,077	102,581
Koninklijke Ahold NV†(19)	6,488	90,087
Safeway, Inc.	42,244	1,445,167
Tesco PLC(19)	18,909	178,552
The Kroger Co.	20,217	539,996
Woolworths, Ltd.(19)	48,886	1,451,069
		4,027,004
Food-Wholesale/Distribution — 0.2%
Nash Finch Co.	12,863	453,807
Olam International, Ltd.(18)(19)	28,000	55,044
Spartan Stores, Inc.	5,463	124,829
		633,680
Footwear & Related Apparel — 0.3%
Deckers Outdoor Corp.†	5,359	830,967
Skechers USA, Inc., Class A†	883	17,227
Steven Madden, Ltd.†	14,875	297,500
Wolverine World Wide, Inc.	7,063	173,185
		1,318,879
Funeral Services & Related Items — 0.0%
Stewart Enterprises, Inc., Class A	4,866	43,307
Gambling (Non-Hotel) — 0.2%
IG Group Holdings PLC(19)	6,209	49,806
OPAP SA(19)	1,461	58,330
William Hill PLC(19)	61,916	642,146
		750,282
Garden Products — 0.1%
Toro Co.	5,225	284,449
Gas-Distribution — 0.6%
Centrica PLC(19)	6,439	45,760
Energen Corp.	18,747	1,204,120
Northwest Natural Gas Co.	6,832	332,445
Osaka Gas Co., Ltd.	118,000	465,066
WGL Holdings, Inc.	3,146	103,063
		2,150,454
Golf — 0.1%
Callaway Golf Co.	11,552	201,351
Health Care Cost Containment — 0.4%
Corvel Corp.†	8,254	190,007
Healthspring, Inc.†	19,636	374,066
McKesson Corp.	16,682	1,092,838
		1,656,911
Home Furnishings — 0.1%
American Woodmark Corp.	8,788	159,766
Tempur-Pedic International, Inc.	5,963	154,859
		314,625
Hospital Beds/Equipment — 0.0%
Kinetic Concepts, Inc.†	2,155	115,422
Human Resources — 0.3%
Administaff, Inc.	3,776	106,785
AMN Healthcare Services, Inc.†	6,051	103,896
Heidrick & Struggles International, Inc.	7,759	287,936
Korn/Ferry International†	9,567	180,051
Manpower, Inc.	2,416	137,470
Robert Half International, Inc.	8,404	227,244
TrueBlue, Inc.†	19,299	279,450
		1,322,832
Identification Systems — 0.0%
Checkpoint Systems, Inc.†	5,137	133,459
Import/Export — 0.2%
ITOCHU Corp.	58,000	563,588
Marubeni Corp.	31,000	217,738
		781,326
Independent Power Producers — 0.0%
Mirant Corp.†	1,264	49,271
Ormat Technologies, Inc.	2,000	110,020
		159,291
Industrial Audio & Video Products — 0.1%
Dolby Laboratories, Inc., Class A†	5,742	285,492
Industrial Automated/Robotic — 0.0%
Nordson Corp.	2,430	140,843
Instruments-Controls — 0.0%
Rotork PLC(19)	2,846	54,469
Instruments-Scientific — 0.4%
Applera Corp. - Applied Biosystems Group	1,053	35,718
FEI Co.†	11,134	276,457
Varian, Inc.†	6,485	423,470
Waters Corp.†	8,228	650,588
		1,386,233
Insurance-Life/Health — 0.1%
China Life Insurance Co., Ltd.(19)	27,000	137,414
Nationwide Financial Services, Inc., Class A	3,538	159,245
Prudential PLC(19)	9,094	127,829
Sony Financial Holdings, Inc.†(18)	7	26,605
		451,093
Insurance-Multi-line — 1.6%
Aegon NV(19)	11,736	205,901
Allianz SE(19)	2,128	455,160
Allstate Corp.(16)	18,732	978,372
American Financial Group, Inc.	14,594	421,475
Fondiaria-Sai SpA(19)	26,350	1,088,097
ING Groep NV CVA(19)	19,671	767,810
Loews Corp.	7,371	371,056
Mapfre SA(19)	104,400	456,748
Ping An Insurance Group Co. of China Ltd.(19)	20,500	217,206
Zurich Financial Services AG	4,505	1,325,756
		6,287,581

Insurance-Property/Casualty — 1.5%
American Physicians Capital, Inc.	1,967	81,552
Amerisafe, Inc.†	5,868	91,013
Arch Capital Group, Ltd.†	6,045	425,266
Chubb Corp.	12,977	708,285
Commerce Group, Inc.	6,887	247,794
ING Canada, Inc.†	2,200	88,316
Navigators Group, Inc.†	2,632	171,080
Philadelphia Consolidated Holding Corp.†	11,405	448,787
QBE Insurance Group, Ltd.(19)	19,728	574,855
SAFECO Corp.	18,635	1,037,597
Safety Insurance Group, Inc.	2,529	92,612
SeaBright Insurance Holdings, Inc.†	7,152	107,852
Selective Insurance Group, Inc.	3,297	75,798
The Travelers Cos., Inc.	5,372	289,013
W.R. Berkley Corp.(19)	36,649	1,092,507
Zenith National Insurance Corp.	9,953	445,198
		5,977,525
Insurance-Reinsurance — 0.4%
Argo Group International Holdings, Ltd.†	2,293	96,604
Aspen Insurance Holdings, Ltd.	8,089	233,287
Max Re Capital, Ltd.	1,243	34,792
Muenchener Rueckversicherungs-Gesellschaft AG(19)	860	166,248
Odyssey Re Holdings Corp.	9,362	343,679
Platinum Underwriters Holdings, Ltd.	495	17,602
SCOR SE(19)	16,147	410,226
Validus Holdings, Ltd.†	3,300	85,734
		1,388,172
Internet Application Software — 0.1%
CyberSource Corp.†	12,168	216,225
Interwoven, Inc.†	7,494	106,565
Vignette Corp.†	6,933	101,291
		424,081
Internet Infrastructure Software — 0.1%
Chordiant Software, Inc.†	21,521	184,004
F5 Networks, Inc.†	3,615	103,100
TIBCO Software, Inc.†	7,095	57,257
		344,361
Internet Security — 0.3%
Blue Coat Systems, Inc.†	15,187	499,197
SonicWALL, Inc.†	52,730	565,265
Trend Micro, Inc.†	2,000	71,694
Vasco Data Security International, Inc.†	3,694	103,136
		1,239,292
Internet Telephone — 0.0%
j2 Global Communications, Inc.†	1,971	41,726
Intimate Apparel — 0.1%
The Warnaco Group, Inc.†	11,948	415,790
Investment Companies — 0.0%
Harris & Harris Group, Inc.†	10,500	92,295
Investment Management/Advisor Services — 0.5%
Affiliated Managers Group, Inc.†	1,575	185,000
Ameriprise Financial, Inc.	23,466	1,293,211
Calamos Asset Management, Inc., Class A	7,472	222,516
Schroders PLC(19)	5,261	135,372
		1,836,099
Lasers-System/Components — 0.1%
II-VI, Inc.†	6,546	199,980
Rofin-Sinar Technologies, Inc.†	3,462	166,557
		366,537
Leisure Products — 0.0%
WMS Industries, Inc.†	581	21,288
Lighting Products & Systems — 0.0%
Zumtobel AG(19)	1,372	49,248
Machine Tools & Related Products — 0.0%
Hardinge, Inc.	1,994	33,459
Machinery-Construction & Mining — 0.0%
Astec Industries, Inc.†	1,569	58,351
Komatsu, Ltd.	1,300	35,150
Terex Corp.†	1,079	70,750
		164,251
Machinery-Electrical — 0.0%
Disco Corp.	700	38,881
Machinery-Farming — 0.1%
AGCO Corp.†	4,430	301,151
Machinery-General Industrial — 0.6%
Alstom(19)	743	157,892
Andritz AG(19)	7,154	428,874
Applied Industrial Technologies, Inc.	7,312	212,194
Gardner Denver, Inc.†	3,956	130,548
Intevac, Inc.†	6,558	95,353
MAN AG(19)	602	99,058
OKUMA Corp.	3,000	32,143
Rieter Holding AG	868	381,179
Sumitomo Heavy Industries, Ltd.	9,000	82,691
The Manitowoc Co., Inc.	2,504	122,270
Volvo AB, Class A	22,900	377,043
Wabtec Corp.	10,495	361,448
		2,480,693
Machinery-Material Handling — 0.1%
Cascade Corp.	2,342	108,809
Columbus McKinnon Corp.†	4,669	152,303
		261,112
Medical Instruments — 0.0%
Techne Corp.†	2,037	134,544
Medical Laser Systems — 0.1%
Cutera, Inc.†	6,351	99,710
Cynosure, Inc. Class A†	7,276	192,523
LCA-Vision, Inc.	1,539	30,734
		322,967
Medical Products — 1.0%
Becton Dickinson & Co.	4,781	399,596
China Medical Technologies, Inc. ADR	9,199	408,344
Haemonetics Corp.†	3,840	241,997
Johnson & Johnson	29,392	1,960,446
Mentor Corp.	8,728	341,265
Terumo Corp.	2,700	142,241
West Pharmaceutical Services, Inc.	3,038	123,312
Zoll Medical Corp.†	9,614	256,886
		3,874,087
Medical Sterilization Products — 0.0%
STERIS Corp.	5,806	167,445
Medical-Biomedical/Gene — 0.9%
Acorda Therapeutics, Inc.†	11,617	255,109
Affymetrix, Inc.†	4,132	95,614
American Oriental Bioengineering, Inc.†	33,634	372,665
Basilea Pharmaceutica AG†(18)	193	37,362
Bio-Rad Laboratories, Inc., Class A†	1,831	189,728

Biogen Idec, Inc.†	1,804	102,684
Cambrex Corp.	16,800	140,784
Enzon Pharmaceuticals, Inc.†	12,858	122,537
Illumina, Inc.†	2,487	147,380
Incyte Corp.†	38,009	381,990
InterMune, Inc.†	10,157	135,393
Invitrogen Corp.†	1,236	115,455
LifeCell Corp.†	4,407	189,986
Martek Biosciences Corp.†	13,428	397,200
Millennium Pharmaceuticals, Inc.†	25,458	381,361
Myriad Genetics, Inc.†	2,300	106,766
Regeneron Pharmaceuticals, Inc.†	3,854	93,074
Savient Pharmaceuticals, Inc.†	8,383	192,557
		3,457,645
Medical-Drugs — 3.0%
Astellas Pharma, Inc.	3,600	157,058
AstraZeneca PLC(19)	20,642	886,956
Bristol-Myers Squibb Co.	13,758	364,862
Cubist Pharmaceuticals, Inc.†	1,465	30,047
Eli Lilly & Co.	9,547	509,714
Forest Laboratories, Inc.†	9,947	362,568
GlaxoSmithKline PLC(19)	28,097	713,013
KV Pharmaceutical Co., Class A†	3,665	104,599
Medicis Pharmaceutical Corp., Class A	3,419	88,792
Merck & Co., Inc.	43,612	2,534,293
Novartis AG	2,300	125,300
Pfizer, Inc.(16)	44,679	1,015,554
Prestige Brands Holdings, Inc.†	14,511	108,542
Roche Holding AG	5,626	969,086
Salix Pharmaceuticals, Ltd.†	5,195	40,937
Schering AG(19)	1,806	275,995
Schering-Plough Corp.	53,399	1,422,550
Sciele Pharma, Inc.†	18,343	375,114
Taisho Pharmaceutical Co., Ltd.	16,000	308,129
Takeda Pharmaceutical Co., Ltd.	1,400	81,840
Wyeth	22,253	983,360
XenoPort, Inc.†	2,448	136,794
		11,595,103
Medical-Generic Drugs — 0.1%
Par Pharmaceutical Cos., Inc.†	8,376	201,024
Teva Pharmaceutical Industries, Ltd. ADR	1,130	52,522
		253,546
Medical-HMO — 1.1%
Aetna, Inc.	22,902	1,322,133
Coventry Health Care, Inc.†	12,964	768,117
Humana, Inc.†	16,520	1,244,121
Magellan Health Services, Inc.†	5,134	239,398
UnitedHealth Group Inc.	12,945	753,399
WellCare Health Plans, Inc.†	2,429	103,014
		4,430,182
Medical-Hospitals — 0.0%
MedCath Corp.†	6,874	168,825
Medical-Outpatient/Home Medical — 0.1%
Amedisys, Inc.†	3,950	191,654
Apria Healthcare Group, Inc.†	7,911	170,640
		362,294
Medical-Wholesale Drug Distribution — 0.0%
Alfresa Holdings Corp.	1,700	102,748
Metal Processors & Fabrication — 0.3%
Haynes International, Inc.†	2,138	148,591
Norsk Hydro ASA(19)	16,465	232,773
Quanex Corp.	8,740	453,606
RBC Bearings, Inc.†	2,825	122,775
Sun Hydraulics Corp.	723	18,241
		975,986
Metal-Copper — 0.3%
Southern Copper Corp.	12,437	1,307,502
Metal-Diversified — 0.2%
Hecla Mining Co.†	10,794	100,924
Mining & Metallurgical Co. Norilsk Nickel ADR(19)	1,254	339,520
Rio Tinto PLC(19)	1,416	148,351
Rio Tinto, Ltd.(19)	1,361	158,897
		747,692
Metal-Iron — 0.2%
Cleveland-Cliffs, Inc.	7,861	792,389
Miscellaneous Manufacturing — 0.1%
Freightcar America, Inc.	6,894	241,290
Glory, Ltd.	3,900	90,554
		331,844
Motion Pictures & Services — 0.0%
Macrovision Corp.†	4,400	80,652
Motorcycle/Motor Scooter — 0.0%
Piaggio & C SpA(19)	15,661	52,759
MRI/Medical Diagnostic Imaging — 0.0%
Alliance Imaging, Inc.†	13,052	125,560
Multimedia — 0.6%
Astral Media, Inc. Class A	1,030	48,675
The Walt Disney Co.	21,178	683,626
Time Warner, Inc.	58,136	959,825
Vivendi Universal SA(19)	14,727	671,070
		2,363,196
Networking Products — 1.0%
Acme Packet, Inc.†	8,140	102,483
Anixter International, Inc.†	1,746	108,723
Atheros Communications, Inc.†	2,952	90,154
Cisco Systems, Inc.†	91,893	2,487,543
NTT Data Corp.	103	458,926
Polycom, Inc.†	14,910	414,200
		3,662,029
Non-Ferrous Metals — 0.1%
Barrick Gold Corp.	555	23,451
Grupo Mexico SA de CV, Class B	18,800	118,164
International Nickel Indonesia Tbk PT(19)	14,000	142,430
USEC, Inc.†	22,656	203,904
		487,949
Office Automation & Equipment — 0.2%
Canon, Inc.	12,800	584,836
IKON Office Solutions, Inc.	7,370	95,957
OCE NV(19)	8,379	150,880
		831,673
Office Furnishings-Original — 0.2%
Herman Miller, Inc.	16,836	545,318
Steelcase, Inc. Class A	20,457	324,653
		869,971
Oil & Gas Drilling — 0.2%
ENSCO International, Inc.	5,689	339,178
Helmerich & Payne, Inc.	4,291	171,940
Noble Corp.	4,254	240,394
Parker Drilling Co.†	6,855	51,755
		803,267

Oil Companies-Exploration & Production — 0.6%
Devon Energy Corp.	1,289	114,605
OAO Gazprom	63,620	890,482
OAO Gazprom ADR(19)	4,931	279,588
Occidental Petroleum Corp.	8,176	629,470
Rosetta Resources, Inc.†	3,827	75,890
Swift Energy Co.†	2,423	106,685
Unit Corp.†	2,249	104,016
		2,200,736
Oil Companies-Integrated — 4.6%
BP PLC(19)	65,986	806,981
Chevron Corp.(16)	28,402	2,650,759
China Petroleum & Chemical Corp.(19)	233,000	345,961
China Petroleum & Chemical Corp. ADR	242	35,864
ConocoPhillips	15,971	1,410,239
Delek US Holdings, Inc.	4,052	81,972
ENI SpA(19)	33,379	1,216,218
ExxonMobil Corp.(16)	47,395	4,440,438
LUKOIL	4,253	367,195
LUKOIL ADR(19)	3,508	303,442
Marathon Oil Corp.	30,339	1,846,432
PetroChina Co., Ltd. ADR	550	96,509
Petroleo Brasileiro SA ADR	2,989	344,452
PTT PCL(17)	22,300	248,918
Repsol YPF SA(19)	6,487	231,310
Royal Dutch Shell PLC, Class B(19)	34,816	1,456,127
Sasol, Ltd.(19)	4,570	226,687
Statoil ASA(19)	45,696	1,412,884
Total SA(19)	4,716	391,379
		17,913,767
Oil Field Machinery & Equipment — 0.3%
Dresser Rand Group, Inc.†	14,333	559,703
Lufkin Industries, Inc.	2,100	120,309
NATCO Group, Inc., Class A†	4,999	270,696
		950,708
Oil Refining & Marketing — 0.3%
Alon USA Energy, Inc.	4,664	126,768
Frontier Oil Corp.	12,188	494,589
Holly Corp.	6,852	348,698
Western Refining, Inc.	4,634	112,189
		1,082,244
Oil-Field Services — 0.8%
Cal Dive International, Inc.†	9,200	121,808
Core Laboratories NV†	1,950	243,204
Global Industries, Ltd.†	28,587	612,333
Halliburton Co.	1,885	71,460
Hornbeck Offshore Services, Inc.†	1,826	82,079
Matrix Service Co.†	6,643	144,950
Oil States International, Inc.†	1,891	64,521
Saipem SpA(19)	4,580	182,228
SEACOR Holdings, Inc.†	1,645	152,557
Tidewater, Inc.	15,843	869,147
Trico Marine Services, Inc.†	11,188	414,180
		2,958,467
Paper & Related Products — 0.2%
Buckeye Technologies, Inc.†	2,300	28,750
Potlatch Corp.	3,255	144,652
Rayonier, Inc.	8,611	406,784
Smurfit Kappa PLC†(18)(19)	2,109	34,591
		614,777
Pharmacy Services — 0.0%
Symbion Health, Ltd.(19)	41,499	144,950
Pipelines — 0.2%
Questar Corp.	12,422	672,030
Platinum — 0.1%
Impala Platinum Holdings, Ltd.(19)	7,978	275,229
Poultry — 0.0%
Sanderson Farms, Inc.	1,137	38,408
Power Converter/Supply Equipment — 0.1%
Advanced Energy Industries, Inc.†	15,082	197,273
Printing-Commercial — 0.0%
Consolidated Graphics, Inc.†	2,342	111,995
De La Rue PLC(19)	3,190	61,708
		173,703
Protection/Safety — 0.0%
Landauer, Inc.	2,444	126,721
Publishing-Books — 0.1%
John Wiley & Sons, Inc., Class A	4,879	209,016
Scholastic Corp.†	2,900	101,181
		310,197
Publishing-Newspapers — 0.1%
Daily Mail & General Trust(19)	13,805	135,239
Schibsted ASA(19)	1,100	46,995
		182,234
Publishing-Periodicals — 0.1%
Emap PLC(19)	8,945	162,595
United Business Media PLC(19)	6,499	83,329
		245,924
Real Estate Investment Trusts — 0.8%
Anthracite Capital, Inc.	8,323	60,258
Boston Properties, Inc.	354	32,501
Capital Trust, Inc., Class A	7,296	223,622
CBL & Associates Properties, Inc.	2,249	53,774
Cousins Properties, Inc.	11,308	249,907
Entertainment Properties Trust	9,335	438,745
FelCor Lodging Trust, Inc.	7,453	116,192
First Industrial Realty Trust, Inc.	883	30,552
Gramercy Capital Corp.	9,848	239,405
Lexington Corporate Properties Trust	7,231	105,139
LTC Properties, Inc.	6,576	164,729
Medical Properties Trust, Inc.	15,033	153,186
National Health Investors, Inc.	3,715	103,648
National Retail Properties, Inc.	5,124	119,799
Nationwide Health Properties, Inc.	2,948	92,479
NorthStar Realty Finance Corp.	8,185	73,010
Omega Healthcare Investors, Inc.	13,343	214,155
PS Business Parks, Inc.	1,545	81,190
RAIT Investment Trust	1,967	16,956
Ramco-Gershenson Properties Trust	2,743	58,618
Realty Income Corp.	1,264	34,153
Saul Centers, Inc.	1,967	105,097
Senior Housing Properties Trust	2,584	58,605
Tanger Factory Outlet Centers, Inc.	915	34,505
Universal Health Realty Income Trust	2,562	90,797
Urstadt Biddle Properties, Inc., Class A	5,860	90,830
Winthrop Realty Trust	19,468	102,986
		3,144,838
Real Estate Management/Services — 0.4%
CB Richard Ellis Group, Inc., Class A†	9,603	206,945
Daito Trust Construction Co., Ltd.	1,900	105,421
Immoeast AG†(19)	25,890	276,508

Jones Lang LaSalle, Inc.	11,387	810,299
Union Properties†	161,792	225,996
		1,625,169
Real Estate Operations & Development — 0.2%
Emaar Properties pjsc	57,818	234,572
Globe Trade Centre SA†(19)	14,851	268,853
Metrovacesa SA(19)	1,428	170,175
Zhong An Real Estate, Ltd.†(19)	77,410	45,469
		719,069
Recreational Vehicles — 0.1%
Yamaha Motor Co., Ltd.	17,800	431,811
Rental Auto/Equipment — 0.0%
Aaron Rents, Inc.(16)	4,686	90,159
Research & Development — 0.0%
Albany Molecular Research, Inc.†	4,558	65,544
Retail-Apparel/Shoe — 0.7%
Aeropostale, Inc.†	3,561	94,367
Brown Shoe Co., Inc.	3,490	52,943
Buckle, Inc.	11,232	370,656
Charlotte Russe Holding, Inc.†	10,100	163,115
Dress Barn, Inc.†	5,752	71,958
DSW, Inc., Class A†	6,553	122,934
Industria de Diseno Textil SA(19)	7,851	477,356
J Crew Group, Inc.†	3,504	168,928
JOS. A. Bank Clothiers, Inc.†	8,275	235,424
Men’s Wearhouse, Inc.	8,984	242,388
Next PLC(19)	9,819	314,946
Pacific Sunwear of California, Inc.†	18,419	259,892
		2,574,907
Retail-Automobile — 0.0%
S.A D’Ieteren NV(19)	379	135,839
Retail-Computer Equipment — 0.1%
GameStop Corp., Class A†	6,731	418,062
Retail-Consumer Electronics — 0.0%
RadioShack Corp.	9,460	159,496
Retail-Convenience Store — 0.0%
Casey’s General Stores, Inc.	2,354	69,702
Retail-Discount — 0.7%
Big Lots, Inc.†	10,955	175,170
BJ’s Wholesale Club, Inc.†	3,258	110,218
Dollar Tree Stores, Inc.†	13,325	345,384
Family Dollar Stores, Inc.	9,468	182,070
Target Corp.	4,373	218,650
TJX Cos., Inc.	6,181	177,580
Wal-Mart Stores, Inc.	31,069	1,476,710
		2,685,782
Retail-Drug Store — 0.2%
China Nepstar Chain Drugstore, Ltd. ADR†	6,800	119,544
Longs Drug Stores Corp.	15,379	722,813
		842,357
Retail-Hypermarkets — 0.1%
Wal-Mart de Mexico SAB de CV, Series V	64,700	225,561
Retail-Major Department Stores — 0.2%
Home Retail Group PLC(19)	14,371	92,376
Hyundai Department Store Co., Ltd†(19)	1,690	214,103
J.C. Penney Co., Inc.	1,841	80,986
Marks & Spencer Group PLC(19)	37,217	412,246
		799,711
Retail-Pawn Shops — 0.1%
Cash America International, Inc.	2,364	76,357
Ezcorp, Inc., Class A†	13,919	157,146
		233,503
Retail-Restaurants — 0.8%
Autogrill SpA(19)	17,323	292,936
Brinker International, Inc.	8,878	173,654
Buffalo Wild Wings, Inc.†	3,995	92,764
CBRL Group, Inc.	11,268	364,970
CEC Entertainment, Inc.†	7,771	201,735
Darden Restaurants, Inc.	6,961	192,889
Denny’s Corp.†	18,033	67,624
Domino’s Pizza, Inc.	9,031	119,480
Jack in the Box, Inc.†	2,790	71,898
McDonald’s Corp.	9,135	538,143
Papa John’s International, Inc.†	5,518	125,259
Ruby Tuesday, Inc.	8,635	84,191
Sonic Corp.†	7,472	163,637
Yum! Brands, Inc.	14,302	547,338
		3,036,518
Rubber-Tires — 0.0%
Continental AG(19)	434	56,280
Rubber/Plastic Products — 0.1%
Ansell, Ltd.(19)	20,794	219,405
Savings & Loans/Thrifts — 0.1%
BankUnited Financial Corp. Class A	3,874	26,731
Downey Financial Corp.	1,406	43,741
First Niagara Financial Group, Inc.	14,835	178,613
FirstFed Financial Corp.†	2,623	93,956
PFF BanCorp., Inc.	2,249	27,078
Sterling Financial Corp.	5,845	98,137
		468,256
Schools — 0.3%
DeVry, Inc.	1,426	74,095
ITT Educational Services, Inc.†	3,944	336,305
Kroton Educacional SA†(18)(19)	14,750	231,605
New Oriental Education & Technology Group, Inc. ADR†	3,845	309,869
Raffles Education Corp., Ltd.(19)	21,000	44,191
		996,065
Seismic Data Collection — 0.1%
ION Geophysical Corp.†	13,959	220,273
Semiconductor Equipment — 0.4%
Applied Materials, Inc.	12,854	228,287
Credence Systems Corp.†	51,174	123,841
LTX Corp.†	33,775	107,404
Novellus Systems, Inc.†	9,966	274,763
Photronics, Inc.†	20,527	255,972
Ultra Clean Holdings, Inc.†	4,607	56,205
Varian Semiconductor Equipment Associates, Inc.†	2,921	108,077
Veeco Instruments, Inc.†	12,793	213,643
		1,368,192
Semiconductors Components-Integrated Circuits — 0.2%
Advanced Semiconductor Engineering, Inc.(19)	231,000	229,478
Emulex Corp.†	10,907	178,002
Genesis Microchip, Inc.†	2,116	18,134
Greatek Electronics, Inc.(19)	128,680	156,512
Taiwan Semiconductor Manufacturing Co., Ltd.(19)	100,449	191,041

Techwell, Inc.†	7,900	86,979
		860,146
Shipbuilding — 0.1%
Samsung Heavy Industries†(19)	6,280	265,066
Soap & Cleaning Preparation — 0.1%
Reckitt Benckiser Group PLC(19)	4,435	256,205
Steel-Producers — 1.4%
ArcelorMittal(19)	30,691	2,359,860
BlueScope Steel, Ltd.(19)	16,302	137,297
Carpenter Technology Corp.	3,736	280,835
Dongkuk Steel Mill Co., Ltd.	4,140	206,649
Hyundai Steel Co.†(19)	2,850	236,930
JFE Holdings, Inc.	3,500	176,367
Nucor Corp.	316	18,714
Rautaruukki Oyj(19)	8,500	361,757
Steel Dynamics, Inc.	3,650	217,431
ThyssenKrupp AG(19)	2,600	145,111
Voestalpine AG(19)	13,884	994,023
		5,134,974
Sugar — 0.1%
Acucar Guarani SA†(18)(19)	33,015	197,417
Imperial Sugar Co.†	9,623	180,624
		378,041
Superconductor Product & Systems — 0.0%
Finetec Co.†	10,060	135,603
Telecom Services — 0.6%
Chunghwa Telecom Co., Ltd.	158,181	321,341
Embarq Corp.	3,435	170,136
Globe Telecom, Inc.(19)	5,800	220,361
NTELOS Holdings Corp.	622	18,467
Premiere Global Services, Inc.†	17,507	259,979
StarHub, Ltd.(19)	27,000	52,439
Telecom Corp. of New Zealand, Ltd.	309,382	1,032,441
USA Mobility, Inc.†	10,100	144,430
		2,219,594
Telecommunication Equipment — 0.1%
Arris Group, Inc.†	4,239	42,305
CommScope, Inc.†	3,695	181,831
Comtech Telecommunications Corp.†	1,940	104,780
Nice Systems, Ltd. ADR†	3,563	122,282
Plantronics, Inc.	3,200	83,200
		534,398
Telephone-Integrated — 2.5%
Alaska Communications Systems Group, Inc.	1,272	19,080
AT&T, Inc.(16)	49,630	2,062,623
Atlantic Tele-Network, Inc.	3,119	105,360
Belgacom SA(19)	3,094	151,765
Deutsche Telekom AG(19)	5,798	126,810
Deutsche Telekom AG ADR	9,600	208,032
France Telecom SA(19)	7,637	274,068
Golden Telecom, Inc.†	3,919	395,623
KDDI Corp.	235	1,744,938
Koninklijke KPN NV(19)	30,180	545,818
Nippon Telegraph and Telephone Corp.	110	544,385
Sprint Nextel Corp.	65,892	865,162
Telefonica SA(19)	19,838	641,109
Telekom Austria AG(19)	2,739	75,905
Telephone and Data Systems, Inc.	2,079	130,146
Verizon Communications, Inc.	44,365	1,938,307
		9,829,131
Television — 0.3%
British Sky Broadcasting Group PLC(19)	29,516	361,818
CTC Media, Inc.†	7,517	227,013
DISH Network Corp. Class A†	6,934	261,550
Mediaset SpA(19)	10,798	108,570
Sinclair Broadcast Group, Inc., Class A	21,827	179,200
		1,138,151
Textile-Apparel — 0.0%
Perry Ellis International, Inc.†	11,331	174,271
Textile-Products — 0.1%
Weiqiao Textile Co. Ltd.(19)	132,500	187,918
Therapeutics — 0.1%
Alnylam Pharmaceuticals, Inc.†	614	17,855
Cypress Bioscience, Inc.†	13,297	146,666
Neurocrine Biosciences, Inc.†	16,948	76,944
The Medicines Co.†	4,302	82,426
United Therapeutics Corp.†	1,659	162,002
		485,893
Tobacco — 1.6%
Alliance One International, Inc.†	20,962	85,315
Altria Group, Inc.(16)	37,145	2,807,419
American Physicians Capital, Inc.(19)	2,864	112,776
Japan Tobacco, Inc.	230	1,363,764
Reynolds American, Inc.	21,410	1,412,204
Universal Corp.	2,839	145,414
UST, Inc.	7,980	437,304
		6,364,196
Toys — 0.3%
Hasbro, Inc.	7,989	204,358
JAKKS Pacific, Inc.†	9,536	225,145
Marvel Entertainment, Inc.†	7,783	207,884
Mattel, Inc.	23,904	455,132
Nintendo Co., Ltd.	100	60,715
		1,153,234
Transactional Software — 0.0%
Yucheng Technologies, Ltd.†	7,600	98,724
Transport-Marine — 0.4%
Double Hull Tankers, Inc.	2,250	27,540
Gulfmark Offshore, Inc.†	8,030	375,724
Horizon Lines, Inc. Class A	3,694	68,856
Neptune Orient Lines, Ltd.(19)	84,000	226,101
Overseas Shipholding Group, Inc.	10,221	760,749
Yang Ming Marine Transport Corp.(19)	207,284	159,094
		1,618,064
Transport-Rail — 0.2%
All America Latina Logistica(19)	20,200	258,750
Central Japan Railway Co.	81	689,040
		947,790
Transport-Services — 0.1%
HUB Group, Inc., Class A†	4,180	111,104
National Express Group PLC(19)	9,101	222,283
		333,387
Travel Services — 0.1%
Kuoni Reisen Holding	249	128,731
TUI Travel PLC†(19)	32,894	190,672
		319,403
Venture Capital — 0.3%
3i Group PLC(19)	63,109	1,254,232
Vitamins & Nutrition Products — 0.1%
Mannatech, Inc.	13,050	82,476

NBTY, Inc.†	7,756	212,514
USANA Health Sciences, Inc.†	1,900	70,452
		365,442
Warehousing & Harbor Transportation Services — 0.1%
DP World, Ltd.†(18)	199,019	236,833
Water — 0.2%
Kelda Group PLC(19)	9,069	195,161
Veolia Environnement(19)	6,716	609,939
		805,100
Web Portals/ISP — 0.1%
Trizetto Group, Inc.†	14,624	254,019
United Internet AG(19)	3,208	77,331
United Online, Inc.	9,495	112,231
		443,581
Wire & Cable Products — 0.2%
Coleman Cable, Inc.†	8,479	80,126
General Cable Corp.†	6,003	439,900
Nexans SA(19)	297	36,783
Superior Essex, Inc.†	1,537	36,888
		593,697
Wireless Equipment — 0.9%
InterDigital, Inc.†	17,631	411,331
Nokia Oyj(19)	54,130	2,084,246
Novatel Wireless, Inc.†	7,297	118,212
QUALCOMM, Inc.	10,218	402,078
RF Micro Devices, Inc.†	46,623	266,217
Telefonaktiebolaget LM Ericsson, Class B(19)	48,373	113,094
		3,395,178
X-Ray Equipment — 0.0%
Hologic, Inc.†	1,557	106,872
Total Common Stock (cost $264,998,626)		304,581,405
PREFERRED STOCK — 0.3%
Auto-Cars/Light Trucks — 0.1%
Porsche Automobil Holding SE(19)	58	116,881
Volkswagen AG(19)	850	123,446
		240,327
Diversified Minerals — 0.1%
Cia Vale do Rio Doce ADR	13,938	389,985
Electronic Components-Semiconductors — 0.0%
Samsung Electronics Co., Ltd.(19)	173	78,455
Oil Companies-Integrated — 0.1%
Petroleo Brasileiro SA ADR	6,190	595,602
Steel-Producers — 0.0%
Gerdau SA ADR	4,100	118,941
Total Preferred Stock (cost $845,935)		1,423,310
ASSET BACKED SECURITIES — 2.6%
Diversified Financial Services — 2.6%
Adjustable Rate Mtg. Trust
Series 2004-5, Class 3A1
4.96% due 04/25/35(1)(2)	40,013	39,681
Advanta Business Card Master Trust,
Series 2004-C1, Class C
6.00% due 09/20/13(3)	65,000	63,609
Aegis Asset Backed Securities Trust,
Series 2004-6, Class N
4.75% due 03/25/35*(17)(18)	2,980	2,807
Aegis Asset Backed Securities Trust,
Series 2004-5, Class N
5.00% due 12/25/34*(17)(18)	4,347	4,075
Asset Securitization Corp.,
Series 1997-D5, Class A5
7.19% due 02/14/43(2)(4)	50,000	54,565
Banc America Mtg. Securities, Inc.,
Series 2004-D, Class 2AI0
0.32% due 05/25/34(1)(2)(5)	366,024	565
Banc of America Commercial Mtg., Inc.,
Series 2005-4, Class XC
0.08% due 07/10/45*(2)(4)(5)	2,486,812	17,155
Banc of America Commercial Mtg., Inc.,
Series 2005-1, Class XW
0.14% due 11/10/42*(2)(4)(5)(17)	5,727,396	16,906
Banc of America Commercial Mtg., Inc.,
Series 2006-4, Class A4
5.63% due 07/10/46(4)	140,000	142,832
Banc of America Commerical Mtg., Inc.,
Series 2004-5, Class XC
0.15% due 11/10/41*(2)(4)(5)(18)	1,561,017	18,897
Banc of America Large Loan,
Series 2003-BBA2, Class X1A
0.79% due 11/15/15*(2)(4)(17)(18)	104,364	0
Banc of America Large Loan,
Series 2005-MIB1, Class K
7.03% due 03/15/22*(3)(4)(18)	93,000	82,901
Banc of America Mtg. Securities, Inc.,
Series 2005-E, Class 2IO
0.30% due 06/25/35(1)(2)(5)(17)	978,819	4,453
Banc of America Mtg. Securities, Inc.
Series 2003-F, Class 2A1
3.73% due 07/25/33(1)(3)	6,415	6,367
Bank One Issuance Trust,
Series 2003-C4, Class C4
6.06% due 02/15/11(3)	40,000	39,831
Bay View Auto Trust,
Series 2005-LJ2, Class C
4.92% due 02/25/14	45,000	45,212
Bayview Commercial Asset Trust,
Series 2004-3, Class IO
1.60% due 01/25/35*(4)(5)	123,895	6,381
Bayview Commercial Asset Trust,
Series 2005-1A, Class IO
1.60% due 04/25/35*(4)(5)(17)	165,307	10,084
Bayview Commercial Asset Trust,
Series 2005-3A, Class IO
1.60% due 11/25/35*(2)(4)(5)(17)	499,536	35,517
Bayview Commercial Asset Trust,
Series 2005-1A, Class A1
5.16% due 04/25/35*(3)(4)(17)	29,533	28,738
Bayview Financial Acquisition Trust,
Series 2004-D, Class A
5.24% due 08/28/44(3)	41,617	41,191
Bayview Financial Asset Trust,
Series 2004-SSRA, Class A1
5.47% due 12/25/39*(3)(17)	43,957	42,638
Bayview Financial Asset Trust
Series 2003-SSRA, Class A
5.57% due 10/25/38*(3)(17)	26,414	25,473
Bear Stearns Alt-A Trust,
Series 2004-9, Class 1A1
7.24% due 09/25/34(1)(2)	4,856	4,983

Bear Stearns Asset Backed Securities Trust,
Series 2005-3, Class A1
5.32% due 09/25/35(3)	32,678	31,896
Bear Stearns Asset Backed Securities Trust,
Series 2003-3, Class A2
5.45% due 06/15/43(3)	40,188	39,628
Bear Stearns Commercial Mtg. Securities, Inc.,
Series 2005-PW10, Class X1
0.03% due 12/11/40(5)	6,487,933	27,683
Bear Stearns Commercial Mtg. Securities, Inc.,
Series 2004-T16, Class A6
4.75% due 02/13/46(4)	32,000	31,494
Bear Stearns Commercial Mtg. Securities, Inc.,
Series 2004-PWR4, Class A3
5.47% due 06/11/41(4)	32,000	32,799
Bombardier Capital Mtg. Securitization Corp.,
Series 2001-A, Class A
6.80% due 12/15/30(18)	19,478	20,423
Carmax Auto Owner Trust,
Series 2004-2, Class D
3.67% due 09/15/11	2,970	2,930
Chase Commercial Mtg. Securities Corp.,
Series 2000-3, Class A2
7.32% due 10/15/32(4)	18,000	18,971
Chase Credit Card Master Trust,
Series 2003-3, Class C
6.11% due 10/15/10(3)	60,000	60,246
Chase Funding Net Interest Margin Trust,
Series 2004-OPT1
4.46% due 06/27/34*(17)(18)	1,640	1,509
Citibank Credit Card Issuance Trust,
Series 2001-C1, Class C1
6.32% due 01/15/10(3)	30,000	30,016
Citigroup Commercial Mtg. Trust,
Series 2005-C3, Class XC
0.13% due 05/15/43*(2)(4)(5)	4,728,816	47,174
Citigroup Mtg. Loan Trust, Inc.
Series 2007-6, Class 2A5
1.78% due 05/25/37(1)(3)(5)	119,972	7,589
Citigroup/Deutsche Bank Commercial Mtg. Trust,
Series 2007-CD4, Class XC
0.04% due 12/11/49*(4)(5)(17)	1,526,262	14,965
CNL Funding,
Series 1999-1, Class A2
7.64% due 06/18/14*(4)(18)	100,000	107,773
Commercial Mtg. Acceptance Corp.,
Series 1998-C2, Class F
5.44% due 09/15/30*(4)(18)	688,000	715,281
Commercial Mtg. Pass Through Certs.
Series 2005-C6, Class XC
0.04% due 06/10/44(5)	3,674,826	23,604
Commercial Mtg. Pass Through Certs.,
Series 2005-LP5, Class XC
0.09% due 05/10/43*(2)(4)(5)	1,765,888	15,736
Commercial Mtg. Pass Through Certs.,
Series 2004-LB3A, Class A5
5.44% due 07/10/37(2)(4)	52,000	53,173
Commercial Mtg. Pass Through Certs.,
Series 2001-J2A, Class A2F
5.53% due 07/16/34*(3)(4)	46,000	45,135
Commercial Mtg. Pass Through Certs.,
Series 2006-CN2A, Class H
5.76% due 02/05/19*(2)(4)(18)	19,000	18,873
Commercial Mtg. Trust, Pass Through Certs.,
Series 2006-C8, Class XS
0.05% due 12/10/46(5)(18)	2,201,443	26,319
Conseco Finance Securitizations Corp.,
Series 2002-1, Class A
6.68% due 12/01/33	48,011	48,146
Conseco Finance Securitizations Corp.,
Series 2001-3, Class A4
6.91% due 05/01/33	175,829	176,527
Conseco Finance Securitizations Corp.,
Series 2001-1, Class A5
6.99% due 07/01/32	273,418	261,530
Conseco Finance Securitizations Corp.,
Series 2000-6, Class A5
7.27% due 09/01/31	8,872	9,180
Conseco Finance Securitizations Corp.,
Series 2002-1, Class M1A
7.28% due 12/01/33(3)(17)	118,000	115,186
Conseco Finance Securitizations Corp.,
Series 2001-4, Class A4
7.36% due 09/01/33	157,095	158,904
Conseco Finance Securitizations Corp.,
Series 2002-2, Class M1
7.42% due 03/01/33	4,000	3,479
Conseco Finance Securitizations Corp.,
Series 2000-5, Class A6
7.96% due 02/01/32	28,000	23,248
Conseco Finance Securitizations Corp.,
Series 2000-4, Class A6
8.31% due 05/01/32	62,606	47,790
Conseco Finance Securitizations Corp.,
Series 2002-2, Class AI0
8.50% due 03/01/33(5)(17)	105,089	10,556
Countrywide Alternative Loan Trust,
Series 2005-24, Class 1AX
1.23% due 07/20/35(1)(2)(5)(17)	598,744	14,987
Countrywide Asset-Backed Certs.
Series 2004-6, Class 2A5
5.26% due 11/25/34(3)	3,909	3,580
Countrywide Asset-Backed NIM Certs.,
Series 2004-14, Class N
5.00% due 06/25/36*(18)	2,036	2,012
Countrywide Home Loan Mtg. Pass Through Trust,
Series 2005-2, Class 2X
0.00% due 03/25/35(1)(5)(17)	308,195	6,501
Countrywide Home Loan Mtg. Pass Through Trust,
Series 2005-9, Class 1X
0.00% due 05/25/35(1)(5)(17)	268,995	6,136

Countrywide Home Loan Mtg. Pass Through Trust,
Series 2005-R2, Class 2A3
8.00% due 06/25/35*(1)	52,361	55,569
Credit Suisse Mtg. Capital Certs.,
Series 2007-C1, Class AX
0.06% due 02/15/40*(2)(4)(5)(17)(18)	873,571	8,399
Credit Suisse Mtg. Capital Certs.,
Series 2006-C5, Class AX
0.11% due 12/15/39(2)(4)(5)	1,406,840	23,304
Credit Suisse Mtg. Capital Certs.
Series 2006-C4, Class AX
0.11% due 09/15/39*(2)(4)(5)(18)	499,421	8,120
Crown Castle Towers LLC,
Series 2005-1A, Class D
5.61% due 06/15/35*(4)(18)	84,000	83,649
CS First Boston Mtg. Securities Corp.,
Series 2005-C2, Class AX
0.15% due 04/15/37*(2)(4)(5)	2,392,746	34,637
CS First Boston Mtg. Securities Corp.,
Series 2003-C3, Class AX
0.67% due 05/15/38*(2)(4)(5)	1,607,550	61,105
CS First Boston Mtg. Securities Corp.,
Series 2001-CK1, Class AY
0.89% due 12/18/35*(2)(4)(5)	1,959,036	35,187
CS First Boston Mtg. Securities Corp.,
Series 2004-FR1N, Class A
5.00% due 11/27/34*(17)(18)	16,506	9,078
CS First Boston Mtg. Securities Corp.,
Series 2004-C2, Class A2
5.42% due 05/15/36(4)	50,000	51,096
CS First Boston Mtg. Securities Corp.,
Series 2004-TF2A, Class H
5.73% due 11/15/19*(3)(4)(18)	50,000	48,940
CS First Boston Mtg. Securities Corp.,
Series 2005-TF2A, Class J
5.93% due 09/15/20*(3)(4)(18)	20,440	19,791
CS First Boston Mtg. Securities Corp.,
Series 2004-TF2A, Class J
5.98% due 11/15/19*(3)(4)(18)	50,000	48,948
CS First Boston Mtg. Securities Corp.
Series 1998-C2, Class F
6.75% due 11/15/30*(4)(18)	44,000	48,343
DLJ Commercial Mtg. Corp.,
Series 2000-CF1, Class A1B
7.62% due 06/10/33(4)	68,125	71,986
FFCA Secured Lending Corp.,
Series 2000-1, Class A2
7.77% due 09/18/27*(4)	74,995	78,312
First Horizon Alternative Mtg. Securities
Series 2005-AA10, Class 2A1
5.75% due 12/25/35(1)(2)	27,023	26,850
Fremont NIM Trust,
Series 2004-3, Class A
4.50% due 11/27/34*(17)(18)	218	1
GE Capital Commercial Mtg. Corp.,
Series 2005-C3, Class XC
0.07% due 07/10/45*(2)(4)(5)	11,545,443	55,841
GMAC Commercial Mtg. Securities, Inc.,
Series 2006-C1, Class XC
0.04% due 11/10/45(5)	8,914,842	56,133
GMAC Commercial Mtg. Securities, Inc.,
Series 1999-C3, Class F
0.10% due 05/10/43(5)	3,183,763	45,102
GMAC Commercial Mtg. Securities, Inc.,
Series 1997-C1, Class X
1.34% due 07/15/29(2)(4)(5)	368,406	20,455
GMAC Commercial Mtg. Securities, Inc.,
Series 2003-C3, Class A4
5.02% due 04/10/40(4)	25,000	25,078
GMAC Commercial Mtg. Securities, Inc.,
Series 1999-C3, Class F
8.10% due 08/15/36(2)(4)	34,000	35,723
Granite Mtg. PLC,
Series 2002-2, Class 1C
6.43% due 01/20/43(1)(3)(17)	22,159	22,126
Granite Mtg. PLC,
Series 2003-3, Class 1C
6.63% due 01/20/44(1)(3)(17)	24,189	24,021
Green Tree Financial Corp.,
Series 1999-1, Class A6
6.37% due 07/01/25	5,000	5,196
Green Tree Financial Corp.,
Series 1999-3, Class A7
6.74% due 02/01/31	10,000	10,035
Green Tree Financial Corp.,
Series 1997-7, Class A8
6.86% due 09/15/16	15,715	16,311
Green Tree Financial Corp.,
Series 1998-4, Class A7
6.87% due 04/01/30	2,395	2,420
Green Tree Financial Corp.,
Series1997-6, Class A8
7.07% due 01/15/29	24,828	26,024
Green Tree Financial Corp.,
Series 1997-6, Class M1
7.21% due 01/15/29	27,000	25,227
Green Tree Financial Corp.,
Series 1995-8, Class M1
7.30% due 12/15/26	6,310	6,602
Green Tree Financial Corp.,
Series 1997-4, Class A7
7.36% due 02/15/29	23,525	25,069
Green Tree Financial Corp.,
Series 1997-6, Class A9
7.55% due 01/15/29	39,234	42,376
Green Tree Financial Corp.,
Series 1999-5, Class A5
7.86% due 03/01/30	165,140	145,001
Greenpoint Manufactured Housing,
Series 1999-5, Class A4
7.59% due 11/15/28	85,510	89,497
Greenpoint Manufactured Housing,
Series 2000-3, Class IA
8.45% due 06/20/31	43,683	40,468
Greenpoint Mortgage Funding Trust,
Series 2005-AR1, Class X1
2.50% due 06/25/45(1)(2)(5)(17)	193,913	5,302
Greenwich Capital Commercial Funding Corp.
Series 2007-GG11, Class A4
5.74% due 08/10/17(4)	175,000	179,246
Greenwich Capital Commercial Funding Corp.,
Series 2005-GG5, Class XC
0.07% due 04/10/37*(2)(4)(5)	5,536,381	21,667

Greenwich Capital Commercial Funding Corp.,
Series 2005-GG3, Class A3
4.57% due 08/10/42(4)	26,000	25,438
Greenwich Capital Commercial Funding Corp.,
Series 2003-C2, Class A4
4.91% due 01/05/36(4)	26,000	25,967
Greenwich Capital Commercial Funding Corp.,
Series 2007-GG9, Class A4
5.44% due 03/10/39(4)	109,000	109,758
GS Mtg. Securities Corp. II,
Series 2005-GG4, Class XC
0.22% due 07/10/39*(2)(4)(5)	3,102,584	57,762
GS Mtg. Securities Corp. II,
Series 2004-C1, Class X1
0.38% due 10/10/28*(2)(4)(5)	1,915,131	12,516
GS Mtg. Securities Corp. II,
Series 2003-C1, Class X1
0.46% due 01/10/40*(2)(4)(5)(18)	1,220,644	22,929
GSMPS Mtg. Loan Trust,
Series 2005-RP2, Class 1A2
7.50% due 03/25/35*(1)	31,161	32,720
GSMPS Mtg. Loan Trust,
Series 2005-RP3, Class 1A2
7.50% due 09/25/35*(1)	38,089	40,204
GSMPS Mtg. Loan Trust,
Series 2005-RP2, Class 1A3
8.00% due 03/25/35*(1)	28,134	29,770
GSMPS Mtg. Loan Trust,
Series 2005-RP3, Class 1A3
8.00% due 09/25/35*(1)	46,200	49,251
GSMPS Mtg. Loan Trust,
Series 2005-RP3, Class 1A4
8.50% due 09/25/35*(1)(17)	14,489	15,486
HVB Mtg. Capital Corp.,
Series 2003-FL1A, Class K
8.09% due 09/10/22*(3)(4)(17)(18)	72,000	67,680
Hyundai Auto Receivables Trust,
Series 2004-A, Class D
4.10% due 08/15/11	29,314	29,028
J.P. Morgan Chase Commercial Mtg. Securities Corp.
Series 2005-LDP2, Class AM
4.78% due 07/15/42(4)	10,000	9,411
J.P. Morgan Chase Commercial Mtg. Securities Corp.
Series 2006-CB16, Class A4
5.55% due 05/12/45(4)	191,000	193,801
J.P. Morgan Chase Commercial Mtg. Securities Corp.
Series 2007-LD12, Class A3
6.19% due 08/15/14(2)(4)(17)	47,000	47,727
J.P. Morgan Chase Commercial Mtg. Securities Corp.
Series 2007-LD12, Class AM
6.26% due 08/15/17(2)(4)(17)	30,000	30,333
J.P. Morgan Chase Commercial Mtg. Securities Corp.,
Series 2005-LDP3, Class X1
0.08% due 08/15/42*(2)(4)(5)	3,989,320	29,191
J.P. Morgan Chase Commercial Mtg. Securities Corp.,
Series 2005-CB12, Class X1
0.12% due 09/12/37*(2)(4)(5)	2,186,869	20,465
J.P. Morgan Chase Commercial Mtg. Securities Corp.,
Series 2005-LDP1, Class X1
0.12% due 03/15/46*(2)(4)(5)	1,221,434	10,639
J.P. Morgan Chase Commercial Mtg. Securities Corp.,
Series 2005-LDP2, Class X1
0.16% due 07/15/42*(2)(4)(5)	8,868,420	143,100
J.P. Morgan Chase Commercial Mtg. Securities Corp.,
Series 2006-LDP9, Class X
0.64% due 05/15/47(2)(4)(5)(17)	1,251,277	38,320
J.P. Morgan Chase Commercial Mtg. Securities Corp.,
Series 2003-CB6, Class A2
5.26% due 07/12/37(4)	32,000	32,467
J.P. Morgan Chase Commercial Mtg. Securities Corp.,
Series 2007-LDPX, Class A3
5.42% due 01/15/49(4)(17)	623,000	619,885
J.P. Morgan Chase Commercial Mtg. Securities Corp.,
Series 2006-CB14, Class A4
5.48% due 12/12/44(2)(4)	90,000	91,041
J.P. Morgan Chase Commercial Mtg. Securities Corp.,
Series 2005-LDP5, Class X1
0.07% due 12/15/44*(2)(4)(5)	10,468,280	44,530
J.P. Morgan Commercial Mtg. Finance Corp.,
Series 2000-C9, Class G
6.25% due 10/15/32*(4)(18)	25,000	25,297
J.P. Morgan Commercial Mtg. Finance Corp.,
Series 1997-C5, Class F
7.56% due 09/15/29(4)	27,000	29,198
LB-UBS Commercial Mtg. Trust
Series 2003-C5, Class XCL
0.98% due 04/15/37*(2)(4)(5)(18)	178,438	2,557
LB-UBS Commercial Mtg. Trust,
Series 2006-C1, Class XCL
0.08% due 02/15/41*(2)(4)(5)	5,232,864	55,079
LB-UBS Commercial Mtg. Trust,
Series 2005-C7, Class XCL
0.12% due 11/15/40*(2)(4)(5)	5,019,969	42,664
LB-UBS Commercial Mtg. Trust,
Series 2005-C5, Class XCL
0.14% due 09/15/40*(2)(4)(5)	2,522,906	35,014
LB-UBS Commercial Mtg. Trust,
Series 2005-C2, Class XCL
0.15% due 04/15/40*(2)(4)(5)	4,574,838	47,269
LB-UBS Commercial Mtg. Trust,
Series 2005-C3, Class XCL
0.18% due 07/15/40*(2)(4)(5)	1,403,816	28,513
LB-UBS Commercial Mtg. Trust,
Series 2004-C1, Class A4
4.57% due 01/15/31(4)	22,000	21,562
LB-UBS Commercial Mtg. Trust,
Series 2004-C7, Class A6
4.79% due 10/15/29(4)	35,000	34,609
Lehman ABS Manufactured Housing Contract,
Series 2001-B, Class M1
6.63% due 03/15/28	3,000	2,439

Lehman Brothers Floating Rate Commercial Mtg. Trust,
Series 2005-LLFA, Class J
5.83% due 07/15/18*(3)(4)(18)	19,000	18,855
Lehman Mtg. Trust
Series 2007-4, Class 2A2
1.80% due 04/25/37(1)(3)(5)	125,161	7,767
Lehman Mtg. Trust,
Series 2006-5, Class 1A3
0.54% due 09/25/36(1)(3)(5)	39,388	424
Lehman Mtg. Trust,
Series 2006-5, Class 2A2
2.29% due 09/25/36(1)(3)(5)(17)	136,756	8,383
Lehman XS Trust
Series 2007-6, Class 3A6
6.50% due 05/25/37	56,686	56,054
Marriott Vacation Club Owner Trust,
Series 2002-1A, Class A1
5.65% due 12/20/24*(3)	15,844	15,629
Master Adjustable Rate Mtgs. Trust,
Series 2005-2, Class 7AX
0.17% due 03/25/35(1)(5)	173,528	708
Master Adjustable Rate Mtgs. Trust,
Series 2004-3, Class 4AX
1.42% due 04/25/34(1)(5)	68,894	1,438
Master Adjustable Rate Mtgs. Trust,
Series 2004-7, Class 2A1
7.23% due 08/25/34(1)(2)	12,991	13,276
Master Reperforming Loan Trust,
Series 2005-1, Class 1A4
7.50% due 08/25/34*(1)	39,877	42,614
Master Reperforming Loan Trust,
Series 2005-2, Class 1A3
7.50% due 05/25/35*(1)	43,218	46,615
MBNA Credit Card Master Note Trust,
Series 2003-C5, Class C5
6.21% due 11/15/10(3)	60,000	60,223
Merit Securities Corp.,
Series 11PA, Class 3A1
5.42% due 04/28/27*(1)(3)	77,733	73,917
Merrill Lynch CFC Commercial Mtg.,
Series 2006-4, Class XC
0.48% due 12/12/49(1)(5)	2,732,629	39,058
Merrill Lynch Mtg. Investors, Inc.,
Series 2005-LC1, Class XA
0.11% due 01/12/44(5)	1,115,055	8,867
Merrill Lynch Mtg. Investors, Inc.,
Series 2004-WMC3, Class B3
5.00% due 01/25/35	9,416	7,949
Merrill Lynch Mtg. Investors, Inc.,
Series 2005-WMC1, Class N1
5.00% due 09/25/35*(18)	372	362
Merrill Lynch Mtg. Trust,
Series 2005-MCP1, Class XC
0.13% due 06/12/43*(2)(4)(5)	2,294,722	28,527
Merrill Lynch Mtg. Trust,
Series 2005-MKB2, Class A2
4.81% due 09/12/42(4)	117,000	116,525
Mezz Capital Commercial Mtg. Trust,
Series 2006-C4, Class X
5.47% due 12/15/16(5)(17)(18)	272,322	87,824
Mezz Capital Commercial Mtg. Trust,
Series 2005-C3, Class X
5.56% due 05/15/44(5)(17)	172,409	47,736
Mezz Capital Commercial Mtg. Trust,
Series 2004-C2, Class A
6.41% due 12/15/19(5)(17)	155,797	44,061
Mid-State Trust,
Series 11, Class B
8.22% due 07/15/38	9,130	7,613
Morgan Stanley Capital I,
Series 2005-HQ6, Class X1
0.12% due 08/13/42*(2)(4)(5)	3,816,034	37,953
Morgan Stanley Capital I,
Series 2004-HQ4, Class A7
4.97% due 04/14/40(4)	41,000	40,887
Morgan Stanley Capital I,
Series 2007-HQ11, Class A4
5.45% due 02/12/44(4)	191,000	191,453
Morgan Stanley Capital I,
Series 1998-CF1, Class D
7.35% due 07/15/32(4)	56,000	58,296
Morgan Stanley Mtg. Loan Trust,
Series 2005-5AR, Class 2A1
5.29% due 09/25/35(1)(2)	169,595	173,602
Mortgage Capital Funding, Inc.,
Series 1998-MC2, Class E
7.26% due 06/18/30(2)(4)	27,000	27,484
Navistar Financial Corp. Owner Trust,
Series 2004-B, Class C
3.93% due 10/15/12	2,841	2,752
Navistar Financial Corp. Owner Trust,
Series 2005-A, Class C
4.84% due 01/15/14	15,163	14,877
New Century Home Equity Loan Trust,
Series 2003-5, Class AI7
5.15% due 11/25/33	30,472	30,165
Nomura Asset Acceptance Corp.,
Series 2004-R3, Class PT
0.39% due 02/25/35*(1)(2)(18)	46,419	49,300
Oakwood Mtg. Investors, Inc.,
Series 2002-C, Class A1
5.41% due 11/15/32	96,746	88,116
Oakwood Mtg. Investors, Inc.,
Series 2001-E, Class AIO
6.00% due 11/15/09(5)(17)	120,958	4,007
Oakwood Mtg. Investors, Inc.,
Series 2002-A, Class AIO
6.00% due 02/15/10(5)(17)	99,770	7,127
Oakwood Mtg. Investors, Inc.,
Series 2001-E, Class A4
6.81% due 12/15/31	68,741	59,469
Oakwood Mtg. Investors, Inc.,
Series 2000-A, Class A3
7.95% due 03/15/22	42,387	32,127
Oakwood Mtg. Investors, Inc.
Series 1996-C, Class B1
7.96% due 04/15/27	16,841	10,328
Origen Manufactured Housing,
Series 2004-B, Class A2
3.79% due 12/15/17	30,046	29,812
Origen Manufactured Housing,
Series 2004-B, Class A3
4.75% due 08/15/21	26,000	25,674
Permanent Financing PLC,
Series 8, Class 2C
5.55% due 06/10/42(1)(3)(17)	75,000	74,381
Permanent Financing PLC,
Series 4, Class 3C
5.95% due 06/10/42(1)(3)(17)	60,000	57,883
Permanent Financing PLC,
Series 3, Class 3C
6.30% due 06/10/42(1)(3)(17)	50,000	49,152
Pillar Funding PLC,
Series 2004-1A, Class C1
5.94% due 06/15/11*(3)(17)(18)	101,000	89,236

Residential Asset Mtg. Products, Inc.,
Series 2002-SL1, ClassAI3
7.00% due 06/25/32(1)	73,867	73,663
Residential Asset Securities NIM Corp.,
Series 2004-NT11
4.50% due 12/25/34*(17)(18)	4,095	3,071
Residential Asset Securitization Trust,
Series 2006-A7CB, Class 1A6
0.69% due 07/25/36(1)(3)(5)	23,997	1,112
Residential Asset Securitization Trust,
Series 2007-A3, Class 2A2
1.83% due 04/25/37(1)(3)(5)	130,643	11,039
SACO I Trust,
Series 2005-10, Class 1A
5.13% due 06/25/36(3)(17)	49,168	41,793
Sail Net Interest Margin Notes,
Series 2003-5, Class A
7.35% due 06/27/33*(17)(18)	6,867	137
Sail Net Interest Margin Notes,
Series 2003-BC2A, Class A
7.75% due 04/27/33*(18)	10,591	1
Sequoia Mtg. Funding Co.,
Series 2004-A, Class AX1
0.80% due 02/25/08*(1)(5)(18)	220,502	141
Sharp SP I LLC NIM Trust,
Series 2004-HE1N
4.94% due 02/25/34*(17)(18)	7,001	1
Strips III, Ltd. / STRIPs III, Corp.
Series 2004-1A, Class K
5.00% due 03/24/18*(4)(17)(18)	50,000	48,959
Structured Adjustable Rate Mtg. Loan Trust
Series 2007-8, Class 1A2
6.25% due 09/25/15(1)(3)(17)	51,185	51,748
Structured Adjustable Rate Mtg. Loan Trust,
Series 2004-19, Class 2A1X
1.14% due 01/25/35(1)(3)(5)(17)	226,356	3,820
Structured Adjustable Rate Mtg. Loan Trust,
Series 2005-9, Class AX
1.36% due 05/25/35(1)(2)(5)(17)	672,610	15,765
Structured Adjustable Rate Mtg. Loan Trust,
Series 2004-8, Class 1A3
6.87% due 07/25/34(1)(2)	3,973	4,001
Structured Asset Securities Corp.,
Series 2007-4, Class 1A4
1.00% due 10/28/16*(1)(5)(17)(18)	1,691,819	44,541
Structured Asset Securities Corp.,
Series 2007-4, Class 1A3
1.38% due 10/28/16*(1)(3)(5)(17)(18)	1,691,819	96,802
Structured Asset Securities Corp.,
Series 2004-NP2, Class A
5.22% due 06/25/34*(1)(3)(17)	51,013	49,490
Thornburg Mtg. Securities Trust,
Series 2006-4, Class A2B
4.99% due 07/25/36(1)(3)	37,379	36,294
TIAA Real Estate CDO, Ltd.,
Series 2002-1A, Class IIFX
6.77% due 05/22/37*(17)(18)	86,000	83,253
Wachovia Bank Commercial Mtg. Trust,
Series 2005-C18, Class XC
0.12% due 04/15/42*(2)(4)(5)	5,320,767	50,466
Wachovia Bank Commercial Mtg. Trust,
Series 2005-C16, Class A4
4.85% due 10/15/41(4)	32,000	30,849
WAMU Commerical Mtg. Securities Trust,
Series 2005-C1A, Class F
5.30% due 05/25/36*(2)(4)(18)	65,000	60,786
WaMu Mtg. Pass Through Certs.
Series 2004-AR1, Class A
4.23% due 03/25/34(1)	9,727	9,621
Wells Fargo Mtg. Backed Securities Trust,
Series 2005-AR12, Class 2A5
4.33% due 07/25/35(1)	654,000	640,936
Wells Fargo Mtg. Backed Securities Trust,
Series 2005-AR9, Class 1A2
4.38% due 05/25/35(1)(2)	105,966	104,096
WFS Financial Owner Trust,
Series 2004-4, Class D
3.58% due 05/17/12	8,513	8,452
WFS Financial Owner Trust,
Series 2004-3, Class D
4.07% due 02/17/12	4,305	4,288
WFS Financial Owner Trust,
Series 2005-1, Class D
4.09% due 08/17/12	8,281	8,256
Total Asset Backed Securities
(cost $10,478,559)		10,159,582

CORPORATE BONDS & NOTES — 5.3%
Advanced Materials — 0.0%
Hexcel Corp.
Senior Sub. Notes
6.75% due 02/01/15	45,000	44,100
Advertising Agency — 0.0%
Omnicom Group, Inc.
Company Guar. Senior Notes
5.90% due 04/15/16	15,000	15,214
Advertising Sales — 0.0%
Lamar Media Corp.
Senior Sub. Notes
6.63% due 08/15/15*(18)	35,000	34,038
Advertising Services — 0.0%
R.H. Donnelley Corp.
Senior Notes
8.88% due 10/15/17*(18)	20,000	18,500
Vertis, Inc.
Company Guar. Notes
10.88% due 06/15/09	90,000	54,787
Vertis, Inc.
Sub. Notes
13.50% due 12/07/09*(18)	20,000	5,950
		79,237
Aerospace/Defense — 0.1%
Alliant Techsystems, Inc.
Company Guar. Notes
6.75% due 04/01/16	55,000	55,000

DRS Technologies, Inc.
Company Guar. Notes
2.00% due 02/01/26*(17)(18)	75,000	81,469
TransDigm, Inc.
Company Guar. Notes
7.75% due 07/15/14	50,000	50,750
		187,219
Agricultural Chemicals — 0.0%
The Mosaic Co.
Senior Notes
7.38% due 12/01/14*(11)	20,000	21,400
The Mosaic Co.
Senior Notes
7.63% due 12/01/16*(11)	20,000	21,600
		43,000
Airlines — 0.0%
American Airlines, Inc.
Pass Through Certs.
7.86% due 10/01/11	10,000	10,497
Continental Airlines, Inc.
Pass Through Certs.
Series 2002-1, Class G2
6.56% due 02/15/12	15,000	15,525
Continental Airlines, Inc.
Pass Through Certs.
Series 1981-A
6.65% due 09/15/17	31,189	31,345
Continental Airlines, Inc.
Pass Through Certs.
Series 974A
6.90% due 01/02/18	6,770	6,872
Northwest Airlines, Inc.
Pass Through Certs.
Series 2000-1, Class G
7.15% due 10/01/19(11)(17)	28,567	28,995
United AirLines, Inc.
Pass Through Certs.
Series 2007-1, Class A
6.64% due 07/02/22	15,000	14,681
		107,915
Apparel Manufacturers — 0.0%
Hanesbrands, Inc.
Company Guar. Notes
8.20% due 12/15/14(3)	35,000	34,650
Levi Strauss & Co.
Senior Notes
8.88% due 04/01/16	30,000	29,025
Levi Strauss & Co.
Senior Notes
9.75% due 01/15/15	35,000	34,913
VF Corp.
Notes
5.95% due 11/01/17	15,000	15,075
		113,663
Auto-Cars/Light Trucks — 0.1%
DaimlerChrysler NA Holding Corp.
Company Guar. Bonds
5.75% due 09/08/11	65,000	65,965
DaimlerChrysler NA Holding Corp.
Company Guar. Notes
6.50% due 11/15/13	5,000	5,225
Ford Motor Co.
Notes
7.45% due 07/16/31	35,000	25,988
General Motors Corp.
Notes
7.20% due 01/15/11	170,000	156,400
General Motors Corp.
Debentures
9.40% due 07/15/21	10,000	8,880
		262,458
Auto/Truck Parts & Equipment-Original — 0.1%
ArvinMeritor, Inc.
Senior Notes
8.13% due 09/15/15	30,000	25,950
Dana Corp.
Notes
5.85% due 01/15/15(22)	45,000	32,850
Lear Corp.
Senior Notes
8.50% due 12/01/13	45,000	41,850
Lear Corp.
Senior Notes
8.75% due 12/01/16	20,000	18,200
Tenneco Automotive, Inc.
Company Guar. Notes
8.63% due 11/15/14	45,000	44,212
Tenneco, Inc.
Senior Notes
8.13% due 11/15/15*(18)	5,000	4,950
Tenneco, Inc.
Secured Notes
10.25% due 07/15/13	3,000	3,195
Titan International, Inc.
Company Guar. Notes
8.00% due 01/15/12	60,000	57,900
		229,107
Auto/Truck Parts & Equipment-Replacement — 0.0%
Allison Transmission
Senior Notes
11.00% due 11/01/15*(18)	10,000	9,100
Banks-Commercial — 0.1%
American Express Bank FSB
Notes
5.55% due 10/17/12	250,000	254,390
Banks-Fiduciary — 0.0%
The Bank of New York Mellon Corp.
Senior Notes
4.95% due 11/01/12	10,000	10,000
Banks-Super Regional — 0.0%
Bank of America Corp.
5.97% due 12/18/28(3)	20,000	19,483
Building & Construction Products-Misc. — 0.1%
Associated Materials, Inc.
Senior Sub. Notes
9.75% due 04/15/12	45,000	45,900
Builders FirstSource, Inc.
Company Guar. Notes
9.12% due 02/15/12(3)	40,000	34,800
Nortek, Inc.
Senior Sub. Notes
8.50% due 09/01/14	120,000	96,000
NTK Holdings, Inc.
Senior Notes
10.75% due 03/01/14(8)	30,000	17,550
		194,250

Building Products-Air & Heating — 0.0%
Goodman Global Holdings, Inc.
Senior Notes
7.99% due 06/15/12(3)	40,000	39,800
Building Products-Cement — 0.0%
Texas Industries, Inc.
Senior Notes
7.25% due 07/15/13	45,000	44,100
Building-Residential/Commercial — 0.0%
DR Horton, Inc.
Senior Notes
7.88% due 08/15/11	10,000	9,478
K Hovnanian Enterprises, Inc.
Company Guar. Notes
8.63% due 01/15/17	5,000	3,650
Meritage Homes Corp.
Company Guar. Notes
6.25% due 03/15/15	35,000	24,325
Meritage Homes Corp.
Senior Notes
7.00% due 05/01/14	10,000	7,150
Standard-Pacific Corp.
Senior Notes
5.13% due 04/01/09	5,000	3,950
Standard-Pacific Corp.
Senior Notes
6.50% due 10/01/08	40,000	35,400
		83,953
Cable TV — 0.2%
CCH I LLC/CCH II Capital Corp.
Sec. Notes
11.00% due 10/01/15	55,000	44,825
CCH II LLC/CCH II Capital Corp.
Senior Notes
10.25% due 09/15/10	170,000	166,600
CCH II LLC/CCH II Capital Corp.
Senior Notes, Series B
10.25% due 09/15/10	70,000	68,250
COX Communications, Inc.
Notes
5.88% due 12/01/16*(18)	5,000	4,971
COX Communications, Inc.
Notes
7.13% due 10/01/12	40,000	42,659
CSC Holdings, Inc.
Senior Notes
6.75% due 04/15/12	105,000	100,406
CSC Holdings, Inc.
Senior Notes
7.63% due 04/01/11	40,000	39,900
DirecTV Holdings LLC
Company Guar. Notes
6.38% due 06/15/15	75,000	72,000
Echostar DBS Corp.
Company Guar. Senior Notes
6.38% due 10/01/11	110,000	108,680
Echostar DBS Corp.
Company Guar. Notes
6.63% due 10/01/14	15,000	14,925
Echostar DBS Corp.
Company Guar. Notes
7.00% due 10/01/13	30,000	30,300
TCI Communications, Inc.
Company Guar. Notes
7.88% due 02/15/26	5,000	5,650
Tele-Communications, Inc.
Senior Notes
7.88% due 08/01/13	30,000	32,877
Tele-Communications, Inc.
Debentures
9.80% due 02/01/12	35,000	40,427
Time Warner Cable, Inc.
Notes
5.85% due 05/01/17	5,000	5,012
Time Warner Cable, Inc.
Company Guar. Notes
6.55% due 05/01/37	10,000	10,207
		787,689
Casino Hotels — 0.1%
Boyd Gaming Corp.
Senior Sub. Notes
7.13% due 02/01/16	45,000	42,525
Boyd Gaming Corp.
Senior Sub. Notes
7.75% due 12/15/12	60,000	60,750
Caesars Entertainment, Inc.
Senior Notes
7.00% due 04/15/13	45,000	51,483
Station Casinos, Inc.
Senior Notes
6.00% due 04/01/12	25,000	22,250
Trump Entertainment Resorts, Inc.
Secured Notes
8.50% due 06/01/15	40,000	30,450
		207,458
Cellular Telecom — 0.1%
Centennial Communications Corp.
Senior Notes
10.00% due 01/01/13	45,000	46,800
Cingular Wireless Services, Inc.
Senior Notes
8.75% due 03/01/31	15,000	19,440
Cricket Communications, Inc.
Company Guar. Notes
9.38% due 11/01/14	25,000	23,437
iPCS, Inc.
Senior Notes
7.04% due 05/01/13(3)(18)	15,000	14,138
MetroPCS Wireless, Inc.
Senior Notes
9.25% due 11/01/14	50,000	47,000
Nextel Communications, Inc.
Senior Notes
6.88% due 10/31/13	10,000	9,851
Rural Cellular Corp.
Senior Sub. Notes
8.12% due 06/01/13(3)(18)	25,000	25,375
Rural Cellular Corp.
Senior Notes
10.66% due 11/01/12(3)	35,000	35,700
Rural Cellular Corp.
Senior Notes
9.88% due 02/01/10	20,000	20,750
		242,491
Chemicals-Diversified — 0.0%
Bayer Corp.
Bonds
6.20% due 02/15/08*(7)(18)	15,000	15,029

E.I. Du Pont de Nemours & Co.
Senior Notes
5.00% due 01/15/13	10,000	10,063
		25,092
Chemicals-Specialty — 0.0%
Hercules, Inc.
Company Guar. Notes
6.75% due 10/15/29	10,000	9,625
Lubrizol Corp.
Senior Notes
5.50% due 10/01/14	15,000	14,892
MacDermid, Inc.
Senior Notes
9.50% due 04/15/17*(18)	20,000	18,800
		43,317
Coal — 0.1%
Arch Western Finance LLC
Sec. Notes
6.75% due 07/01/13	95,000	92,150
Massey Energy Co.
Senior Notes
6.63% due 11/15/10	40,000	39,100
Peabody Energy Corp.
Company Guar. Notes
5.88% due 04/15/16	15,000	14,100
Peabody Energy Corp.
Company Guar. Notes
7.38% due 11/01/16	90,000	92,250
		237,600
Commercial Services — 0.1%
ARAMARK Corp.
Company Guar. Notes
8.50% due 02/01/15(18)	45,000	45,562
Iron Mountain, Inc.
Company Guar. Notes
6.63% due 01/01/16	85,000	80,431
Iron Mountain, Inc.
Senior Sub. Notes
8.75% due 07/15/18	15,000	15,769
		141,762
Commercial Services-Finance — 0.0%
Block Financial Corp.
Company Guar. Notes
5.13% due 10/30/14	25,000	21,424
iPayment, Inc.
Company Guar. Notes
9.75% due 05/15/14	15,000	14,025
		35,449
Computer Services — 0.0%
Ceridian Corp.
Senior Notes
11.25% due 11/15/15*(18)	40,000	37,100
Compucom Systems, Inc.
Senior Sub. Notes
12.50% due 10/01/15*(18)	30,000	29,925
Sungard Data Systems, Inc.
Company Guar. Notes
9.13% due 08/15/13	14,000	14,245
Sungard Data Systems, Inc.
Company Guar. Notes
10.25% due 08/15/15	34,000	34,765
		116,035
Computers-Integrated Systems — 0.0%
Activant Solutions, Inc.
Company Guar. Notes
9.50% due 05/01/16	15,000	12,975
Consumer Products-Misc. — 0.0%
Jarden Corp.
Company Guar. Notes
7.50% due 05/01/17	35,000	30,100
Spectrum Brands, Inc.
Company Guar. Notes
7.38% due 02/01/15	15,000	11,100
Spectrum Brands, Inc.
Company Guar. Notes
11.50% due 04/07/08(7)	25,000	22,500
Yankee Acquisition Corp.
Company Guar. Notes
8.50% due 02/15/15(18)	30,000	27,637
		91,337
Containers-Metal/Glass — 0.0%
Crown Americas LLC
Company Guar. Notes
7.63% due 11/15/13	5,000	5,113
Owens-Illinois, Inc.
Debentures
7.50% due 05/15/10	35,000	35,437
		40,550
Containers-Paper/Plastic — 0.1%
Berry Plastics Holding Corp.
Sec. Notes
8.88% due 09/15/14	45,000	42,750
Berry Plastics Holding Corp.
Company Guar. Notes
10.25% due 03/01/16	25,000	21,875
Clondalkin Acquisition BV
Notes
6.99% due 12/15/13*(3)(18)	75,000	70,875
Jefferson Smurfit Corp.
Company Guar. Notes
8.25% due 10/01/12	15,000	14,775
Smurfit-Stone Container Enterprises, Inc.
Senior Notes
8.00% due 03/15/17(18)	30,000	28,987
Stone Container Corp.
Notes
8.38% due 07/01/12	10,000	9,925
Tekni-Plex, Inc.
Company Guar. Notes
10.88% due 08/15/12	15,000	16,088
		205,275
Cosmetics & Toiletries — 0.0%
The Estee Lauder Cos., Inc.
Senior Notes
5.55% due 05/15/17	5,000	5,025
The Estee Lauder Cos., Inc.
Senior Notes
6.00% due 05/15/37	20,000	19,700
		24,725
Data Processing/Management — 0.0%
Fiserv, Inc.
Senior Notes
6.13% due 11/20/12	15,000	15,267

Fiserv, Inc.
Senior Notes
6.80% due 11/20/17		15,000	15,345
			30,612
Direct Marketing — 0.1%
Affinion Group, Inc.
Company Guar. Notes
10.13% due 10/15/13		45,000	45,506
Affinion Group, Inc.
Company Guar. Notes
11.50% due 10/15/15		40,000	39,250
Visant Corp.
Company Guar. Notes
7.63% due 10/01/12		70,000	70,350
			155,106
Diversified Financial Services — 0.0%
GATX Financial Corp.
Notes
5.80% due 03/01/16		10,000	9,366
General Electric Capital Corp.
Senior Notes
5.63% due 09/15/17		35,000	35,909
General Electric Capital Corp.
Debentures
6.38% due 11/15/67(3)		90,000	92,923
			138,198
Diversified Manufacturing Operations — 0.1%
Blount, Inc.
Senior Sub. Notes
8.88% due 08/01/12		25,000	25,062
Bombardier, Inc.
Notes
7.70% due 11/15/13	EUR	50,000	72,646
RBS Global, Inc./ Rexnord Corp.
Company Guar. Notes
9.50% due 08/01/14		90,000	89,100
SPX Corp.
Senior Notes
7.63% due 12/15/14*(18)		20,000	20,400
Tyco Electronics Group SA
Notes
6.00% due 10/01/12*(18)		20,000	20,495
			227,703
Diversified Operations — 0.0%
Leucadia National Corp.
Senior Notes
7.13% due 03/15/17		30,000	27,750
Leucadia National Corp.
Senior Notes
8.13% due 09/15/15		15,000	15,000
			42,750
Drug Delivery Systems — 0.0%
Hospira, Inc.
Senior Notes
5.55% due 03/30/12		15,000	15,253
Hospira, Inc.
Senior Notes
6.05% due 03/30/17		10,000	10,048
			25,301
Electric-Generation — 0.1%
Bruce Mansfield Unit
Pass Through Certs.
6.85% due 06/01/34		20,000	20,602
Edison Mission Energy
Senior Notes
7.00% due 05/15/17		25,000	24,563
Edison Mission Energy
Senior Notes
7.20% due 05/15/19(18)		30,000	29,475
Edison Mission Energy
Senior Notes
7.50% due 06/15/13		20,000	20,500
Edison Mission Energy
Senior Notes
7.75% due 06/15/16		15,000	15,450
The AES Corp.
Senior Notes
8.00% due 10/15/17*(18)		15,000	15,338
The AES Corp.
Sec. Notes
8.75% due 05/15/13*(18)		34,000	35,487
			161,415
Electric-Integrated — 0.2%
AEP Texas North Co.
Senior Notes
5.50% due 03/01/13		10,000	9,896
Appalachian Power Co.
Senior Notes
5.80% due 10/01/35		20,000	18,062
Arizona Public Service Co.
Notes
6.50% due 03/01/12		20,000	20,809
CenterPoint Energy Houston Electric LLC
1st Mtg. Bonds
5.75% due 01/15/14		20,000	20,168
CMS Energy Corp.
Notes
6.55% due 07/17/17		40,000	39,212
Commonwealth Edison Co.
1st Mtg. Bonds
5.90% due 03/15/36		25,000	23,430
Dayton Power & Light Co.
1st Mtg. Notes
5.13% due 10/01/13		20,000	19,891
Dominion Resources, Inc.
Senior Notes
6.00% due 11/30/17		25,000	25,307
Dominion Resources, Inc.
Jr. Sub. Notes
6.30% due 09/30/66(3)		25,000	24,311
Entergy Gulf States, Inc.
1st Mtg. Bonds
5.25% due 08/01/15		20,000	18,929
Florida Power Corp.
1st Mtg. Bonds
5.90% due 03/01/33		10,000	9,919
Kansas Gas & Electric Co.
Bonds
5.65% due 03/29/21		9,831	9,874
Midamerican Energy Holdings Co.
Bonds
6.13% due 04/01/36		45,000	44,893
Midamerican Energy Holdings Co.
Senior Notes
6.50% due 09/15/37		5,000	5,221
Nevada Power Co.
1st Mtg. Bonds
5.88% due 01/15/15		40,000	39,752

NorthWestern Corp.
Sec. Notes
5.88% due 11/01/14	20,000	19,713
Oncor Electric Delivery Co.
Sec. Notes
7.25% due 01/15/33	25,000	26,619
Pacific Gas & Electric Co.
Senior Notes
5.80% due 03/01/37	15,000	14,464
PacifiCorp
Bonds
6.25% due 10/15/37	15,000	15,490
Potomac Edison Co.
1st Mtg. Bonds
5.80% due 10/15/16*(18)	20,000	19,884
PPL Energy Supply LLC
Bonds
5.70% due 10/15/15	10,000	9,734
Progress Energy, Inc.
Senior Notes
6.85% due 04/15/12	15,000	16,057
Public Service Co. of Colorado
Senior Sub. Notes
6.88% due 07/15/09	30,000	30,878
Public Service Co. of New Mexico
Senior Sub. Notes
4.40% due 09/15/08	25,000	24,836
Puget Sound Energy, Inc.
Jr. Sub. Notes
6.97% due 06/01/67(3)	25,000	22,973
Sierra Pacific Power Co.
Senior Mtg.
6.75% due 07/01/37	5,000	5,168
Southern California Edison Co.
1st Mtg. Bonds
5.55% due 01/15/37	10,000	9,434
Southern California Edison Co.
Notes
6.65% due 04/01/29	15,000	15,859
Texas Competitive Electric Holdings Co. LLC
Senior Notes
10.25% due 11/01/15*(18)	105,000	103,950
TXU Electric Delivery Co.
Debentures
7.00% due 09/01/22	10,000	10,359
Westar Energy, Inc.
1st Mtg. Notes
5.10% due 07/15/20	25,000	24,132
		699,224
Electric-Transmission — 0.0%
ITC Holdings Corp.
Notes
5.88% due 09/30/16*(18)	20,000	20,053
Electronic Components-Semiconductors — 0.1%
Amkor Technology, Inc.
Senior Notes
7.75% due 05/15/13	55,000	51,838
Freescale Semiconductor, Inc.
Senior Notes
8.88% due 12/15/14	85,000	75,862
Freescale Semiconductor, Inc.
Senior Notes
9.13% due 12/15/14	45,000	38,250
Freescale Semiconductor, Inc.
Senior Sub. Notes
10.13% due 12/15/16	40,000	33,000
		198,950
Electronic Parts Distribution — 0.0%
Arrow Electronics, Inc.
Debentures
7.50% due 01/15/27	15,000	16,399
Avnet, Inc.
Notes
6.00% due 09/01/15	25,000	24,956
		41,355
Electronics-Military — 0.0%
L-3 Communications Corp.
Senior Sub. Notes
5.88% due 01/15/15	105,000	101,325
Finance-Auto Loans — 0.2%
Ford Motor Credit Co. LLC
Notes
7.38% due 10/28/09	20,000	18,825
Ford Motor Credit Co. LLC
Senior Notes
9.88% due 08/10/11	430,000	406,706
General Motors Acceptance Corp.
Senior Notes
5.85% due 01/14/09	25,000	23,909
General Motors Acceptance Corp.
Notes
6.75% due 12/01/14	190,000	153,244
General Motors Acceptance Corp.
Notes
7.00% due 02/01/12	30,000	25,453
GMAC LLC
Senior Notes
6.12% due 05/15/09(3)	60,000	55,883
GMAC LLC
Senior Notes
6.63% due 05/15/12	5,000	4,157
GMAC LLC
Notes
6.88% due 08/28/12	165,000	138,264
GMAC LLC
Notes
7.32% due 12/01/14(3)	60,000	48,140
		874,581
Finance-Commercial — 0.0%
CIT Group, Inc.
Junior. Sub. Notes
6.10% due 03/15/67(3)	65,000	47,196
Finance-Consumer Loans — 0.0%
HSBC Finance Capital Trust IX
Company Guar. Bonds
5.91% due 11/30/35(3)	100,000	92,528
SLM Corp.
Notes
4.50% due 07/26/10	25,000	22,930
		115,458
Finance-Credit Card — 0.0%
Capital One Capital III
Company Guar. Bonds
7.69% due 08/15/36	15,000	12,197

Finance-Investment Banker/Broker — 0.1%
Citigroup, Inc.
Senior Notes
5.00% due 09/15/14	80,000	76,228
Credit Suisse Guernsey, Ltd.
Jr. Sub. Bonds
5.86% due 05/15/17(3)(9)	30,000	26,856
JP Morgan Chase Capital XXV
Company Guar.
6.80% due 10/01/37	15,000	14,422
JP Morgan Chase Capital XVIII
Bonds
6.95% due 08/17/36	37,000	35,145
JP Morgan Chase & Co.
Notes
6.00% due 01/15/18	20,000	20,348
Lehman Brothers Holdings, Inc.
Senior Notes
6.20% due 09/26/14	5,000	5,092
Lehman Brothers Holdings, Inc.
Sub. Notes
6.75% due 12/28/17	65,000	66,995
The Bear Stearns Cos., Inc.
Senior Notes
6.40% due 10/02/17	30,000	28,985
The Goldman Sachs Group, Inc.
Senior Notes
5.45% due 11/01/12	35,000	35,681
The Goldman Sachs Group, Inc.
Senior Notes
6.75% due 10/01/37	25,000	24,494
		334,246
Finance-Mortgage Loan/Banker — 0.0%
Countrywide Capital III
Company Guar. Notes
8.05% due 06/15/27	20,000	13,981
Finance-Other Services — 0.0%
Funding Corp.
Debentures
9.00% due 06/01/17	24,000	27,036
Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp.
Senior Sub. Notes
9.25% due 04/01/15*(18)	20,000	18,250
Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp.
Senior Sub. Notes
10.63% due 04/01/17*(18)	20,000	17,200
		62,486
Food-Dairy Products — 0.0%
Dean Foods Co.
Company Guar. Notes
7.00% due 06/01/16	25,000	22,250
Food-Misc. — 0.1%
Campbell Soup Co.
Debentures
8.88% due 05/01/21	15,000	19,854
Chiquita Brands International, Inc.
Senior Notes
7.50% due 11/01/14	35,000	30,713
Chiquita Brands International, Inc.
Senior Notes
8.88% due 12/01/15	5,000	4,525
Del Monte Corp.
Senior Sub. Notes
8.63% due 12/15/12	65,000	65,487
Grand Metropolitan Investment Corp.
Debentures
8.00% due 09/15/22	45,000	53,676
Kellogg Co.
Senior Notes
5.13% due 12/03/12	5,000	5,042
		179,297
Food-Retail — 0.0%
Kroger Co.
Senior Guar. Notes
6.75% due 04/15/12	10,000	10,615
Food-Wholesale/Distribution — 0.0%
Supervalu, Inc.
Senior Notes
7.50% due 11/15/14	35,000	35,875
Funeral Services & Related Items — 0.0%
Service Corp. International
Senior Notes
6.75% due 04/01/16	55,000	52,938
Gambling (Non-Hotel) — 0.0%
Mashantucket Western Pequot Tribe
Bonds
8.50% due 11/15/15*(18)	50,000	50,250
Pinnacle Entertainment, Inc.
Senior Sub. Notes
7.50% due 06/15/15*(18)	35,000	31,762
Pinnacle Entertainment, Inc.
Senior Sub. Notes
8.25% due 03/15/12	40,000	40,400
		122,412
Gas-Distribution — 0.0%
Atmos Energy Corp.
Senior Notes
6.35% due 06/15/17	20,000	20,305
Home Furnishings — 0.0%
Sealy Mattress Co.
Senior Sub. Notes
8.25% due 06/15/14	20,000	19,100
Hotels/Motels — 0.0%
Marriott International, Inc.
Notes
5.63% due 02/15/13	20,000	19,971
Marriott International, Inc.
Notes
6.38% due 06/15/17	3,000	3,078
		23,049
Independent Power Producers — 0.1%
NRG Energy, Inc.
Company Guar. Notes
7.38% due 02/01/16	130,000	126,750
NRG Energy, Inc.
Company Guar. Notes
7.38% due 01/15/17	20,000	19,500
		146,250
Insurance Brokers — 0.0%
HUB International Holdings, Inc.
Senior Notes
9.00% due 12/15/14*(18)	10,000	8,925
HUB International Holdings, Inc.
Senior Sub. Notes
10.25% due 06/15/15*(18)	10,000	8,500

USI Holdings Corp.
Senior Notes
8.74% due 11/15/14*(3)(18)	5,000	4,275
Willis North America, Inc.
Company Guar. Notes
6.20% due 03/28/17	5,000	4,989
		26,689
Insurance-Life/Health — 0.0%
Lincoln National Corp.
Senior Notes
6.30% due 10/09/37	10,000	9,724
Lincoln National Corp.
Jr. Sub. Bonds
7.00% due 05/17/66(3)	16,000	16,065
Nationwide Financial Services, Inc.
Notes
5.63% due 02/13/15	10,000	10,256
Prudential Financial, Inc.
Notes
6.00% due 12/01/17	15,000	14,938
		50,983
Insurance-Multi-line — 0.1%
CNA Financial Corp.
Notes
6.00% due 08/15/11	15,000	15,372
CNA Financial Corp.
Notes
6.50% due 08/15/16	15,000	15,310
Loews Corp.
Notes
5.25% due 03/15/16	15,000	14,969
Metlife Capital Trust IV
Jr. Sub. Notes
7.88% due 12/15/67*(18)	100,000	101,887
Unitrin, Inc.
Senior Notes
6.00% due 05/15/17	15,000	14,345
		161,883
Insurance-Mutual — 0.0%
Liberty Mutual Group, Inc.
Notes
6.50% due 03/15/35*(18)	35,000	31,935
Nationwide Mutual Insurance Co.
Notes
8.25% due 12/01/31*(18)	15,000	18,872
		50,807
Insurance-Property/Casualty — 0.0%
The Travelers Cos., Inc.
Senior Notes
6.25% due 06/15/37	15,000	14,529
Investment Companies — 0.0%
Xstrata Finance Canada, Ltd.
Company Guar. Bonds
5.80% due 11/15/16*(18)	15,000	14,710
Investment Management/Advisor Services — 0.0%
Ameriprise Financial, Inc.
Jr. Sub. Notes
7.52% due 06/01/66(3)	30,000	29,876
Nuveen Investments, Inc.
Senior Notes
5.50% due 09/15/15	10,000	6,900
Nuveen Investments, Inc.
Senior Notes
10.50% due 11/15/15*(18)	25,000	24,906
		61,682
Machinery-Construction & Mining — 0.0%
Terex Corp.
Senior Sub. Notes
8.00% due 11/15/17	10,000	10,125
Machinery-Electrical — 0.0%
Baldor Electric Co.
Senior Notes
8.63% due 02/15/17	50,000	51,500
Machinery-General Industrial — 0.0%
The Manitowoc Co., Inc.
Company Guar. Notes
7.13% due 11/01/13	45,000	44,550
Medical Instruments — 0.0%
Accellent, Inc.
Company Guar. Notes
10.50% due 12/01/13	15,000	12,600
Medical-Drugs — 0.0%
AstraZeneca PLC
Senior Notes
5.90% due 09/15/17	35,000	36,752
Medical-HMO — 0.0%
Aetna, Inc.
Notes
6.00% due 06/15/16	10,000	10,097
UnitedHealth Group, Inc.
Senior Notes
5.50% due 11/15/12*(18)	15,000	15,223
		25,320
Medical-Hospitals — 0.1%
Community Health Systems, Inc.
Senior Notes
8.88% due 07/15/15(18)	95,000	96,781
HCA, Inc.
Senior Notes
9.13% due 11/15/14(18)	65,000	67,600
HCA, Inc.
Senior Notes
9.25% due 11/15/16	70,000	73,500
HCA, Inc.
Senior Notes
9.63% due 11/15/16	55,000	58,163
Tenet Healthcare Corp.
Senior Notes
6.38% due 12/01/11	45,000	40,950
Tenet Healthcare Corp.
Senior Notes
7.38% due 02/01/13	60,000	52,500
		389,494
Medical-Nursing Homes — 0.0%
Sun Healthcare Group, Inc.
Senior Notes
9.13% due 04/15/15(18)	35,000	35,263
Medical-Outpatient/Home Medical — 0.0%
Select Medical Corp.
Senior Sub. Notes
7.63% due 02/01/15	55,000	47,025
Surgical Care Affiliates, Inc.
Senior Notes
8.88% due 07/15/15*(18)	15,000	13,650

Surgical Care Affiliates, Inc.
Senior Sub. Notes
10.00% due 07/15/17*(18)	15,000	13,650
		74,325
Metal Processors & Fabrication — 0.0%
Metals USA, Inc.
Sec. Notes
11.13% due 12/01/15	10,000	10,350
Metal-Diversified — 0.1%
Freeport-McMoRan Copper & Gold, Inc.
Senior Notes
8.25% due 04/01/15	45,000	47,700
Freeport-McMoRan Copper & Gold, Inc.
Senior Notes
8.38% due 04/01/17	95,000	101,887
Freeport-McMoRan Copper & Gold, Inc.
Senior Notes
8.39% due 04/01/15(3)	20,000	20,300
		169,887
Multimedia — 0.0%
Cox Enterprises, Inc.
Notes
7.88% due 09/15/10*(18)	5,000	5,367
News America Holdings, Inc.
Company Guar. Notes
7.75% due 01/20/24	20,000	22,494
News America Holdings, Inc.
Debentures
7.75% due 12/01/45	35,000	37,960
Time Warner Cos., Inc.
Debentures
9.13% due 01/15/13	5,000	5,680
Time Warner Cos., Inc.
Debentures
9.15% due 02/01/23	10,000	12,235
Time Warner Entertainment Co. LP
Debentures
8.38% due 03/15/23	25,000	29,447
Viacom, Inc.
Senior Notes
5.75% due 04/30/11	5,000	5,063
		118,246
Non-Hazardous Waste Disposal — 0.0%
Allied Waste North America, Inc.
Company Guar. Notes
6.88% due 06/01/17	55,000	53,625
WCA Waste Corp.
Senior Notes
9.25% due 06/15/14	20,000	20,350
		73,975
Office Automation & Equipment — 0.0%
Xerox Corp.
Senior Notes
6.40% due 03/15/16	20,000	20,466
Oil & Gas Drilling — 0.0%
Pride International, Inc.
Senior Notes
7.38% due 07/15/14	60,000	61,650
Oil Companies-Exploration & Production — 0.1%
Anadarko Petroleum Corp.
Senior Notes
5.95% due 09/15/16	8,000	8,146
Anadarko Petroleum Corp.
Senior Notes
6.45% due 09/15/36	2,000	2,037
Chaparral Energy, Inc.
Company Guar. Senior Notes
8.88% due 02/01/17*(18)	50,000	45,125
Chesapeake Energy Corp.
Senior Notes
7.63% due 07/15/13	20,000	20,650
Connacher Oil and Gas, Ltd.
Senior Sec. Notes
10.25% due 12/15/15*(18)	25,000	24,969
Denbury Resources, Inc.
Senior Sub. Notes
7.50% due 12/15/15	40,000	40,400
EOG Resources, Inc.
Notes
5.88% due 09/15/17	10,000	10,252
Forest Oil Corp.
Senior Notes
8.00% due 12/15/11	55,000	57,200
Hilcorp Energy I LP/Hilcorp Finance Co.
Senior Notes
9.00% due 06/01/16*(18)	15,000	15,525
Newfield Exploration Co.
Senior Sub. Notes
6.63% due 09/01/14	40,000	39,600
Plains Exploration & Production Co.
Company Guar. Notes
7.00% due 03/15/17	40,000	38,250
Quicksilver Resources, Inc.
Company Guar. Notes
7.13% due 04/01/16	25,000	24,562
Sabine Pass LNG LP
Sec. Notes
7.50% due 11/30/16	100,000	95,500
		422,216
Oil Companies-Integrated — 0.0%
Hess Corp.
Bonds
7.88% due 10/01/29	35,000	41,427
Oil Field Machinery & Equipment — 0.0%
Complete Production Services, Inc.
Company Guar. Notes
8.00% due 12/15/16(18)	55,000	53,213
Oil Refining & Marketing — 0.0%
Enterprise Products Operating LP
Jr. Sub. Notes
7.03% due 01/15/68(3)	15,000	13,597
Enterprise Products Operating LP
Jr. Sub. Notes
8.38% due 08/01/66(3)	25,000	25,596
Motiva Enterprises LLC
Senior Notes
5.20% due 09/15/12*(18)	5,000	5,246
Sunoco, Inc.
Senior Notes
4.88% due 10/15/14	15,000	14,512

Tesoro Corp.
Senior Notes
6.50% due 06/01/17	20,000	19,800
The Premcor Refining Group, Inc.
Senior Notes
7.50% due 06/15/15	10,000	10,357
Valero Energy Corp.
Senior Notes
7.50% due 04/15/32	35,000	38,464
		127,572
Oil-Field Services — 0.0%
Helix Energy Solutions Group, Inc.
Senior Notes
9.50% due 01/15/16*(18)	50,000	50,875
Key Energy Services, Inc.
Senior Notes
8.38% due 12/01/14*(18)	25,000	25,563
Weatherford International, Inc.
Company Guar. Notes
6.35% due 06/15/17*(18)	5,000	5,168
Weatherford International, Inc.
Company Guar. Notes
6.80% due 06/15/37*(18)	5,000	5,202
		86,808
Optical Supplies — 0.0%
Bausch & Lomb, Inc.
Senior Notes
9.88% due 11/01/15*(18)	25,000	25,375
Paper & Related Products — 0.0%
Domtar Corp.
Company Guar.
7.88% due 10/15/11	35,000	35,744
Georgia-Pacific Corp.
Debentures
9.50% due 12/01/11	52,000	54,600
NewPage Corp.
Senior Notes
10.00% due 05/01/12*(18)	5,000	5,025
NewPage Corp.
Sec. Notes
10.00% due 05/01/12	10,000	10,050
Verso Paper Holdings LLC
Senior Sub. Notes
11.38% due 08/01/16	25,000	25,375
Westvaco Corp.
Debentures
7.50% due 06/15/27	5,000	5,485
		136,279
Pharmacy Services — 0.0%
Omnicare, Inc.
Senior Sub. Notes
6.13% due 06/01/13	35,000	32,550
Omnicare, Inc.
Senior Sub. Notes
6.75% due 12/15/13	10,000	9,400
Omnicare, Inc.
Senior Sub. Notes
6.88% due 12/15/15	10,000	9,300
		51,250
Physical Therapy/Rehabilitation Centers — 0.0%
Healthsouth Corp.
Company Guar. Notes
10.75% due 06/15/16(18)	25,000	26,125
Psychiatric Solutions, Inc.
Company Guar. Notes
7.75% due 07/15/15	5,000	4,988
		31,113
Physicians Practice Management — 0.0%
US Oncology Holdings, Inc.
Senior Notes
10.76% due 03/15/12(3)	20,000	16,600
US Oncology, Inc.
Senior Notes
9.00% due 08/15/12	5,000	4,931
		21,531
Pipelines — 0.1%
CenterPoint Energy Resources Corp.
Notes
7.75% due 02/15/11	20,000	21,448
Consolidated Natural Gas Co.
Senior Notes
5.00% due 12/01/14	15,000	14,420
Dynegy Holdings, Inc.
Senior Notes
8.38% due 05/01/16	45,000	43,987
El Paso Corp.
Senior Notes
7.75% due 01/15/32	35,000	35,528
El Paso Natural Gas Co.
Senior Notes
5.95% due 04/15/17	10,000	9,870
Kinder Morgan Energy Partners LP
Senior Notes
6.00% due 02/01/17	10,000	9,999
National Fuel Gas Co.
Notes
5.25% due 03/01/13	10,000	9,918
Spectra Energy Capital LLC
Senior Notes
8.00% due 10/01/19	15,000	17,280
TEPPCO Partners LP
7.00% due 06/01/67(3)	10,000	9,109
TransCanada Pipelines, Ltd.
Senior Notes
6.20% due 10/15/37	20,000	19,858
Williams Cos., Inc.
Senior Notes
7.63% due 07/15/19	70,000	75,862
Williams Partners LP
Bonds
7.25% due 02/01/17	15,000	15,450
		282,729
Poultry — 0.0%
Pilgrim’s Pride Corp.
Senior Notes
7.63% due 05/01/15	10,000	9,825
Publishing-Periodicals — 0.1%
Idearc, Inc.
Company Guar. Notes
8.00% due 11/15/16	110,000	100,925
Nielsen Finance LLC/Nielsen Finance Co.
Senior Notes
10.00% due 08/01/14	35,000	35,787

Nielsen Finance LLC/Nielsen Finance Co.
Senior Sub. Notes
12.50% due 08/01/16(8)	25,000	17,563
The Reader’s Digest Association, Inc.
Senior Sub. Notes
9.00% due 02/15/17*(18)	35,000	29,312
		183,587
Quarrying — 0.0%
Compass Minerals International, Inc.
Senior Notes
12.00% due 06/01/13(8)	50,000	51,125
Real Estate Investment Trusts — 0.1%
Brandywine Operating Partnership LP
Senior Notes
5.70% due 05/01/17	15,000	13,895
Camden Property Trust
Notes
5.70% due 05/15/17	15,000	13,938
Colonial Properties Trust
Notes
6.25% due 06/15/14	15,000	14,730
Developers Diversified Realty Corp.
Bonds
5.38% due 10/15/12	10,000	9,722
Equity One, Inc.
Notes
5.38% due 10/15/15	20,000	18,938
HCP, Inc.
Senior Notes
6.70% due 01/30/18	20,000	19,539
Health Care REIT, Inc.
Senior Notes
6.00% due 11/15/13	5,000	4,951
Highwoods Properties, Inc.
Bonds
5.85% due 03/15/17	20,000	18,818
Hospitality Properties Trust
Senior Notes
6.70% due 01/15/18	10,000	9,876
Hospitality Properties Trust
Notes
6.75% due 02/15/13	15,000	15,438
HRPT Properties Trust
Senior Notes
5.75% due 02/15/14	10,000	9,669
HRPT Properties Trust
Senior Notes
6.25% due 08/15/16	10,000	9,506
iStar Financial, Inc.
Senior Notes
5.88% due 03/15/16	15,000	12,245
Kimco Realty Corp.
Senior Sub. Notes
5.70% due 05/01/17	10,000	9,333
Nationwide Health Properties, Inc.
Senior Notes
6.25% due 02/01/13	25,000	25,944
Nationwide Health Properties, Inc.
Notes
6.50% due 07/15/11	10,000	10,443
Prologis
Senior Notes
5.75% due 04/01/16	20,000	18,773
Rouse Co.
Notes
7.20% due 09/15/12	10,000	9,582
Rouse Co. LP/TRC Co-Issuer, Inc.
Senior Notes
6.75% due 05/01/13*(18)	10,000	9,289
Simon Property Group LP
Notes
5.75% due 12/01/15	10,000	9,713
		264,342
Real Estate Management/Services — 0.0%
Realogy Corp.
Senior Notes 10.50% due 04/15/14*(18)	110,000	82,225
Real Estate Operations & Development — 0.0%
Duke Realty LP
Notes
6.50% due 01/15/18	10,000	10,057
ERP Operating LP
Notes
5.75% due 06/15/17	15,000	14,284
Regency Centers LP
Senior Notes
5.88% due 06/15/17	15,000	14,495
		38,836
Recycling — 0.0%
Aleris International, Inc.
Company Guar. Notes
9.00% due 12/15/14	35,000	29,225
Aleris International, Inc.
Company Guar. Notes
10.00% due 12/15/16	35,000	28,350
		57,575
Rental Auto/Equipment — 0.1%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.
Company Guar. Notes
7.63% due 05/15/14	20,000	19,100
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.
Company Guar. Notes
7.75% due 05/15/16	30,000	28,200
Erac USA Finance Co.
Notes
6.38% due 10/15/17*(18)	20,000	19,322
Rental Service Corp.
Notes
9.50% due 12/01/14	40,000	35,800
United Rentals North America, Inc.
Senior Sub. Notes
7.00% due 02/15/14	70,000	58,625
		161,047
Retail-Arts & Crafts — 0.0%
Michaels Stores, Inc.
Senior Sub. Notes
11.38% due 11/01/16	45,000	41,288

Retail-Automobile — 0.0%
AutoNation, Inc.
Company Guar. Notes
7.24% due 04/15/13(3)	10,000	9,225
AutoNation, Inc.
Company Guar. Notes
7.00% due 04/15/14	10,000	9,475
Penske Auto Group, Inc.
Company Guar. Notes
7.75% due 12/15/16	35,000	32,725
		51,425
Retail-Drug Store — 0.0%
CVS Caremark Corp.
Jr. Sub. Notes
6.30% due 06/01/37(3)	20,000	19,331
CVS Corp.
Pass Through Certs.
6.12% due 01/10/13*(18)	19,800	20,056
Rite Aid Corp.
Senior Notes
7.50% due 03/01/17	35,000	30,844
Rite Aid Corp.
Company Guar.
9.38% due 12/15/15(18)	40,000	33,200
		103,431
Retail-Office Supplies — 0.0%
Office Depot, Inc.
Notes
6.25% due 08/15/13	10,000	10,439
Retail-Regional Department Stores — 0.0%
JC Penney Corp., Inc.
Debentures
7.65% due 08/15/16	20,000	21,320
The Bon-Ton Stores, Inc.
Senior Notes
10.25% due 03/15/14	40,000	30,200
		51,520
Retail-Restaurants — 0.0%
Buffets, Inc.
Senior Notes
12.50% due 11/01/14(18)(20)(21)	15,000	5,700
McDonald’s Corp.
Notes
5.80% due 10/15/17	10,000	10,354
McDonald’s Corp.
Notes
6.30% due 10/15/37	15,000	15,556
OSI Restaurant Partners, Inc
Senior Notes
9.63% due 05/15/15*(18)	20,000	14,600
Yum! Brands, Inc.
Notes
6.25% due 03/15/18	15,000	15,191
Yum! Brands, Inc.
Senior Notes
6.88% due 11/15/37	15,000	14,930
		76,331
Savings & Loans/Thrifts — 0.0%
Independence Community Bank Corp.
Sub. Notes
3.50% due 06/20/13(3)	50,000	49,640
Sovereign Bancorp, Inc.
Senior Notes
4.80% due 09/01/10	20,000	19,926
Washington Mutual, Inc.
Senior Notes
5.00% due 03/22/12	20,000	17,540
		87,106
Special Purpose Entities — 1.9%
Deutsche Bank Capital Funding Trust VII
Bonds
5.63% due 01/19/16*(3)(9)(18)	15,000	13,637
Dow Jones CDX High Yield
Pass Through Certs.
Series S-TI	6,648,000	6,963,780
8.75% due 12/29/10*(17)(18)
Fund American Cos., Inc.
Notes
5.88% due 05/15/13	35,000	35,076
Hawker Beechcraft Acquisition Co. LLC / Hawker Beechcraft Notes Co.
Senior Notes
8.50% due 04/01/15*(18)	35,000	35,000
Hawker Beechcraft Acquisition Co. LLC / Hawker Beechcraft Notes Co.
Senior Notes
8.88% due 04/01/15*(18)	45,000	44,550
Hexion US Fin Corp.
Company Guar. Notes
9.75% due 11/15/14	55,000	59,400
Milacron Escrow Corp.
Secured Notes
11.50% due 05/15/11	25,000	22,875
Momentive Performance
Senior Notes
9.75% due 01/19/08(7)	85,000	78,200
OneAmerica Financial Partners, Inc.
Bonds
7.00% due 10/15/33*(18)	20,000	21,085
Rainbow Natl Svcs LLC
Senior Notes
8.75% due 09/01/12*(18)	25,000	25,719
Stallion Oilfield Svcs, Ltd.
Senior Notes
9.75% due 02/01/15*(18)	40,000	36,800
Teco Finance, Inc.
7.20% due 05/01/11*(18)	10,000	10,697
Tropicana Entertainment LLC
Senior Sub. Notes
9.63% due 12/15/14	70,000	44,450
UCAR Finance, Inc.
Company Guar. Notes
10.25% due 02/15/12	1,000	1,031
UCI Holdco, Inc.
Senior Notes
12.49% due 12/15/13*(3)(18)	50,779	47,986
Vanguard Health Holdings II LLC
Senior Sub. Notes
9.00% due 10/01/14	35,000	33,687
		7,473,973
Steel Pipe & Tube — 0.0%
Mueller Water Products, Inc.
Company Guar.
7.38% due 06/01/17(18)	20,000	17,875
Steel-Producers — 0.1%
AK Steel Corp.
Company Guar. Notes
7.75% due 06/15/12	75,000	75,375

Nucor Corp.
Senior Notes
5.00% due 12/01/12	10,000	10,013
Ryerson, Inc.
Senior Sec. Notes
12.00% due 11/01/15*(18)	15,000	14,812
Steel Dynamics, Inc.
Senior Notes
6.75% due 04/01/15*(18)	95,000	91,675
Steel Dynamics, Inc.
Notes
7.38% due 11/01/12*(18)	10,000	10,050
		201,925
Steel-Specialty — 0.0%
Tube City IMS Corp.
Company Guar. Notes
9.75% due 02/01/15(18)	35,000	31,500
Telecom Services — 0.0%
PAETEC Holding Corp.
Senior Notes
9.50% due 07/15/15*(18)	20,000	19,600
Qwest Corp.
Notes
8.88% due 03/15/12	65,000	69,550
West Corp.
Company Guar. Notes
9.50% due 10/15/14	25,000	24,500
West Corp.
Company Guar. Notes
11.00% due 10/15/16	15,000	14,887
		128,537
Telecommunication Equipment — 0.0%
Lucent Technologies, Inc.
Bonds
6.45% due 03/15/29	65,000	53,706
Telephone-Integrated — 0.2%
Ameritech Capital Funding Co.
Company Guar. Notes
6.25% due 05/18/09	25,000	25,719
AT&T, Inc.
Senior Notes
4.95% due 01/15/13	20,000	20,107
AT&T, Inc.
Notes
6.30% due 01/15/38	65,000	66,040
Level 3 Financing, Inc.
Company Guar. Notes
8.75% due 02/15/17	25,000	21,437
Level 3 Financing, Inc.
Company Guar. Notes
9.25% due 11/01/14	55,000	49,775
Qwest Communications International, Inc.
Senior Notes
7.50% due 02/15/14	120,000	119,700
Southwestern Bell Telephone Co.
Debentures
7.00% due 11/15/27	30,000	30,776
Sprint Capital Corp.
Company Guar. Notes
6.88% due 11/15/28	25,000	23,709
Sprint Capital Corp.
Company Guar. Notes
6.90% due 05/01/19	10,000	9,934
Verizon Communications, Inc.
Senior Notes
5.50% due 04/01/17	20,000	20,093
Verizon Communications, Inc.
Notes
5.55% due 02/15/16	30,000	30,322
Verizon New England, Inc.
Notes
4.75% due 10/01/13	20,000	19,236
Verizon New Jersey, Inc.
Debentures
8.00% due 06/01/22	25,000	28,695
Verizon Virginia, Inc.
Debentures
4.63% due 03/15/13	25,000	24,148
Windstream Corp.
Senior Notes
8.13% due 08/01/13	30,000	31,050
Windstream Corp.
Company Guar. Notes
8.63% due 08/01/16	60,000	63,000
		583,741
Television — 0.0%
Univision Communications, Inc.
Senior Notes
9.75% due 03/15/15*(18)	30,000	27,337
Young Broadcasting, Inc.
Company Guar. Notes
10.00% due 03/01/11	30,000	23,438
		50,775
Transactional Software — 0.0%
Open Solutions, Inc.
Senior Sub. Notes
9.75% due 02/01/15*(18)	10,000	9,113
Transport-Equipment & Leasing — 0.0%
Greenbrier Cos., Inc.
Senior Notes
8.38% due 05/15/15	35,000	33,425
Transport-Rail — 0.0%
Union Pacific Corp.
Senior Notes
5.75% due 11/15/17	20,000	19,924
Travel Service — 0.0%
Travelport LLC
Company Guar. Notes
9.88% due 09/01/14	50,000	51,125
Water — 0.0%
American Water Capital Corp.
Senior Notes
6.09% due 10/15/17*(18)	10,000	9,966
American Water Capital Corp.
Senior Notes
6.59% due 10/15/37*(18)	10,000	9,786
		19,752
Wire & Cable Products — 0.0%
General Cable Corp.
Company Guar. Notes
7.10% due 04/01/15(3)	15,000	14,250
General Cable Corp.
Company Guar. Notes
7.13% due 04/01/17	30,000	29,400
		43,650

Wireless Equipment — 0.0%
American Tower Corp.
Senior Notes
7.00% due 10/15/17*(18)		50,000	50,250
Motorola, Inc.
Senior Notes
6.00% due 11/15/17		20,000	19,657
Motorola, Inc.
Senior Notes
6.63% due 11/15/37		40,000	38,700
			108,607
Total Corporate Bonds & Notes
(cost $21,482,741)			20,810,039
FOREIGN CORPORATE BONDS & NOTES — 0.4%
Agricultural Chemicals — 0.0%
Potash Corp. of Saskatchewan
Notes
5.88% due 12/01/36		20,000	18,471
Banks-Commercial — 0.1%
Barclays Bank PLC
Bonds
6.28% due 06/23/08(3)(9)		40,000	35,182
HSBC Holdings PLC
Sub. Notes
6.50% due 09/15/37		100,000	96,923
Royal Bank of Scotland Group PLC
Bonds
7.65% due 09/30/31(3)(9)		70,000	72,221
			204,326
Cellular Telecom — 0.0%
Rogers Wireless, Inc.
Sec. Notes
6.38% due 03/01/14		20,000	20,603
Vodafone Group PLC
Bonds
6.15% due 02/27/37		30,000	29,629
			50,232
Chemicals-Specialty — 0.0%
Rockwood Specialties Group, Inc.
Company Guar. Bonds
7.63% due 11/15/14	EUR	50,000	71,275
Computers-Memory Devices — 0.0%
Seagate Technology HDD Holdings
Company Guar. Notes
6.80% due 10/01/16		20,000	19,500
Containers-Paper/Plastic — 0.0%
Newpage Holding Corp.
Senior Notes
11.82% due 11/01/13(3)		11,624	11,159
Stone Container Finance
Company Guar. Notes
7.38% due 07/15/14		5,000	4,713
			15,872
Electric Products-Misc. — 0.1%
Legrand France
Debentures
8.50% due 02/15/25		115,000	133,785
Electric-Integrated — 0.0%
TransAlta Corp.
Notes
5.75% due 12/15/13		10,000	10,194
Electronic Components-Misc. — 0.0%
Celestica, Inc.
Senior Sub. Notes
7.63% due 07/01/13		40,000	37,300
NXP BV / NXP Funding LLC
Sec. Notes
7.88% due 10/15/14		75,000	71,250
			108,550
Food-Retail — 0.0%
Delhaize Group SA
Notes
6.50% due 06/15/17		10,000	10,230
Investment Companies — 0.0%
Algoma Acquisition Corp.
Senior Notes
9.88% due 06/15/15*(18)		20,000	16,400
Investment Management/Advisor Services — 0.0%
Invesco PLC
Company Guar. Notes
5.63% due 04/17/12		10,000	9,862
Machinery-Construction & Mining — 0.0%
Terex Corp.
Senior Sub. Notes
7.38% due 01/15/14		25,000	25,312
Medical Products — 0.0%
Covidien International Finance SA
Notes
6.00% due 10/15/17*(18)		10,000	10,347
Covidien International Finance SA
Notes
6.55% due 10/15/37*(18)		10,000	10,386
			20,733
Metal-Aluminum — 0.0%
Novelis, Inc.
Company Guar. Notes
7.25% due 02/15/15		60,000	56,400
Multimedia — 0.0%
CanWest Media, Inc.
Company Guar. Notes
8.00% due 09/15/12		55,000	51,906
Quebecor Media, Inc.
Senior Notes
7.75% due 03/15/16*(18)		10,000	9,600
			61,506
Oil Companies-Exploration & Production — 0.1%
Compton Petroleum Finance Corp.
Company Guar. Notes
7.63% due 12/01/13		25,000	23,250
Nexen, Inc.
Bonds
6.40% due 05/15/37		10,000	9,983
OPTI Canada, Inc.
Company Guar. Notes
8.25% due 12/15/14*(18)		35,000	34,650
Petrohawk Energy Corp.,
Senior Notes
9.13% due 07/15/13		95,000	99,988
			167,871
Oil-Field Services — 0.0%
Weatherford International, Ltd.
Senior Notes
5.50% due 02/15/16		10,000	9,852

Weatherford International, Ltd.
Company Guar. Sr. Notes
6.50% due 08/01/36	15,000	14,979
		24,831
Paper & Related Products — 0.0%
Catalyst Paper Corp.
Company Guar. Notes
8.63% due 06/15/11	15,000	12,450
Pipelines — 0.0%
TransCanada Pipelines, Ltd.
Jr. Sub. Notes
6.35% due 05/15/67(3)	10,000	9,373
Property Trust — 0.0%
WEA Finance/WCI Finance LLC
Senior Notes
5.70% due 10/01/16*(18)	15,000	14,348
Satellite Telecom — 0.1%
Inmarsat Finance PLC
Guar. Sr. Notes
10.38% due 11/15/12(8)	75,000	72,844
Intelsat Bermuda, Ltd.
Company Guar. Notes
8.89% due 01/15/15(3)	25,000	25,063
Intelsat Bermuda, Ltd.
Senior Notes
11.25% due 06/15/16	105,000	108,412
Intelsat Intermediate Holding Co., Ltd.
Senior Notes
9.25% due 02/01/15(8)	10,000	8,175
		214,494
Special Purpose Entity — 0.0%
Bosphorus Financial Services, Ltd.
Senior Sec. Notes
6.67% due 02/15/12*(3)(18)	100,000	99,023
Steel-Specialty — 0.0%
Gerdau Ameristeel Corp./Gusap Partners
Company Guar. Notes
10.38% due 07/15/11	50,000	52,625
Telecom Services — 0.0%
Nordic Telephone Co. Holdings
Sec. Notes
8.88% due 05/01/16*(18)	75,000	76,875
TELUS Corp.
Notes
8.00% due 06/01/11	30,000	32,504
		109,379
Telecommunication Equipment — 0.0%
Nortel Networks, Ltd.
Company Guar. Notes
9.49% due 07/15/11*(3)	40,000	39,000
Nortel Networks, Ltd.
Company Guar. Notes
10.75% due 07/15/16*	10,000	10,500
		49,500
Telephone-Integrated — 0.0%
France Telecom SA
Notes
8.75% due 03/01/31	25,000	32,416
Telecom Italia Capital SA
Company Guar. Notes
4.00% due 01/15/10	10,000	9,794
Telecom Italia Capital SA
Company Guar. Bonds
7.20% due 07/18/36	5,000	5,513
Telefonica Emisiones SAU
Company Guar. Notes
6.22% due 07/03/17	25,000	25,975
Telefonica Europe BV
Company Guar. Bonds
8.25% due 09/15/30	15,000	18,522
		92,220
Total Foreign Corporate Bonds & Notes
(cost $1,709,569)		1,678,762
LOANS — 0.0%
Oil Companies-Exploration & Production — 0.0%
Sandridge Energy, Inc.
BTL
8.99% due 04/01/14(10)(13)(14)(18)	15,000	14,850
Sandridge Energy, Inc.
BTL
8.63% due 04/01/15(10)(13)(14)(18)	70,000	69,825
(cost $85,000)		84,675
MUNICIPAL BONDS & NOTES — 0.0%
U.S. Municipal Bonds & Notes — 0.0%
Michigan Tobacco Settlement Finance Authority
Revenue Bonds
Series A
7.31% due 06/01/34	20,000	18,817
Tobacco Settlement Finance Authority of West Virginia
Revenue Bonds
Series A
7.47% due 06/01/47	30,000	28,812
(cost $49,999)		47,629
U.S. GOVERNMENT AGENCIES — 4.7%
Federal Home Loan Mtg. Corp. — 0.6%
4.50% due 11/01/20	82,150	80,775
5.50% due 04/01/20	334,122	338,247
5.50% due 06/01/35	69,730	69,668
7.50% due 10/01/29	30,920	33,115
Federal Home Loan Mtg. Corp.
STRIP Series 242, Class PO
zero coupon due 11/15/36(1)(6)	782,402	618,983
Federal Home Loan Mtg. Corp.
STRIP Series 246, Class PO
zero coupon due 05/15/37(1)(6)	98,995	78,912
Federal Home Loan Mtg. Corp.
Structured Pass Through Series T-56, Class 2IO
0.03% due 05/25/43(1)(2)(5)	225,858	703
Federal Home Loan Mtg. Corp.
Structured Pass Through Series T-56, Class 1IO
0.29% due 05/25/43(1)(2)(5)	246,612	2,625
Federal Home Loan Mtg. Corp.
Structured Pass Through Series T-51, Class 1AIO
0.35% due 09/25/43(1)(2)(5)(17)	121,924	1,128
Federal Home Loan Mtg. Corp.
Structured Pass Through Series T-56, Class 3IO
0.37% due 05/25/43(1)(2)(5)	193,449	2,500
Federal Home Loan Mtg. Corp.
Structured Pass Through Series T-56, Class AIO
0.52% due 05/25/43(1)(2)(5)	393,065	7,071

Federal Home Loan Mtg. Corp.
Structured Pass Through Series T-56, Class 2ASI
3.23% due 05/25/43(1)(3)(5)	14,688	1,460
Federal Home Loan Mtg. Corp.
Structured Pass Through Series T-41, Class 2A
7.00% due 07/25/32(1)	10,070	10,595
Federal Home Loan Mtg. Corp.
Structured Pass Through Series T-60, Class 1A2
7.00% due 03/25/44(1)	79,497	82,373
Federal Home Loan Mtg. Corp.
Structured Pass Through Series T-51, Class 2A
7.50% due 08/25/42(1)	42,090	44,037
Federal Home Loan Mtg. Corp.
Structured Pass Through Series T-42, Class A5
7.50% due 02/25/42(1)	40,975	43,373
Federal Home Loan Mtg. Corp.
Structured Pass Through Series T-58, Class 4A
7.50% due 09/25/43(1)	27,408	28,675
Federal Home Loan Mtg. Corp.
Structured Pass Through Series T-42, Class A6
9.50% due 02/25/42(1)	6,373	7,029
Federal Home Loan Mtg. Corp.
REMIC Series 3003, Class XF
0.00% due 07/15/35(1)(3)	63,335	61,058
Federal Home Loan Mtg. Corp.
REMIC Series 3284, Class WI
1.07% due 03/15/37(1)(3)(5)	277,941	14,087
Federal Home Loan Mtg. Corp.
REMIC Series 3291, Class SA
1.08% due 03/15/37(1)(3)(5)	102,299	4,216
Federal Home Loan Mtg. Corp.
REMIC Series 3016, Class SQ
1.08% due 08/15/35(1)(3)(5)	131,239	5,957
Federal Home Loan Mtg. Corp.
REMIC Series 3284, Class CI
1.09% due 03/15/37(1)(3)(5)	166,680	8,938
Federal Home Loan Mtg. Corp.
REMIC Series 3284, Class LI
1.41% due 03/15/37(1)(3)(5)	230,671	13,433
Federal Home Loan Mtg. Corp.
REMIC Series 3203, Class SE
1.47% due 08/15/36(1)(3)(5)	102,559	5,717
Federal Home Loan Mtg. Corp.
REMIC Series 3201, Class SG
1.47% due 08/15/36(1)(3)(5)	112,964	6,320
Federal Home Loan Mtg. Corp.
REMIC Series 3202, Class PI
1.51% due 08/15/36(1)(3)(5)	243,225	14,194
Federal Home Loan Mtg. Corp.
REMIC Series 3153, Class UI
1.54% due 05/15/36(1)(3)(5)	644,057	58,107
Federal Home Loan Mtg. Corp.
REMIC Series 3221, Class SI
1.55% due 09/15/36(1)(3)(5)	89,550	5,075
Federal Home Loan Mtg. Corp.
REMIC Series 3114, Class GI
1.57% due 02/15/36(1)(3)(5)(17)	80,553	8,177
Federal Home Loan Mtg. Corp.
REMIC Series 3315, Class DS
1.57% due 05/15/37(1)(3)(5)	96,388	5,587
Federal Home Loan Mtg. Corp.
REMIC Series 2990, Class LI
1.60% due 10/15/34(1)(3)(5)	110,227	7,385
Federal Home Loan Mtg. Corp.
REMIC Series 3236, Class IS
1.62% due 11/15/36(1)(3)(5)	194,692	11,590
Federal Home Loan Mtg. Corp.
REMIC Series 3114, Class TS
1.62% due 09/15/30(1)(3)(5)(17)	314,971	18,997
Federal Home Loan Mtg. Corp.
REMIC Series 2962, Class BS
1.62% due 03/15/35(1)(3)(5)	352,620	22,536
Federal Home Loan Mtg. Corp.
REMIC Series 3031, Class BI
1.66% due 08/15/35(1)(3)(5)	76,973	4,978
Federal Home Loan Mtg. Corp.
REMIC Series 3107, Class DC
1.67% due 06/15/35(1)(3)(5)	106,236	8,766
Federal Home Loan Mtg. Corp.
REMIC Series 2950, Class SM
1.67% due 03/15/35(1)(3)(5)	122,660	8,029
Federal Home Loan Mtg. Corp.
REMIC Series 2927, Class ES
1.67% due 01/15/35(1)(3)(5)	85,033	4,268
Federal Home Loan Mtg. Corp.
REMIC Series 3066, Class SI
1.67% due 04/15/35(1)(3)(5)	307,761	27,441
Federal Home Loan Mtg. Corp.
REMIC Series 3054, Class CS
1.67% due 07/15/35(1)(3)(5)	73,922	3,910
Federal Home Loan Mtg. Corp.
REMIC Series 3118, Class SD
1.67% due 02/15/36(1)(3)(5)	241,422	14,741
Federal Home Loan Mtg. Corp.
REMIC Series 2922, Class SE
1.72% due 02/15/35(1)(3)(5)	150,076	9,561
Federal Home Loan Mtg. Corp.
REMIC Series 3028, Class ES
1.72% due 09/15/35(1)(3)(5)	311,281	26,282
Federal Home Loan Mtg. Corp.
REMIC Series 3287, Class SD
1.72% due 03/15/37(1)(3)(5)	91,218	4,985
Federal Home Loan Mtg. Corp.
REMIC Series 3297, Class BI
1.73% due 04/15/37(1)(3)(5)	212,764	10,209
Federal Home Loan Mtg. Corp.
REMIC Series 2828, Class TI
2.02% due 10/15/30(1)(3)(5)	176,183	9,259
Federal Home Loan Mtg. Corp.
REMIC Series 2815, Class PT
2.02% due 11/15/32(1)(3)(5)	123,522	8,260
Federal Home Loan Mtg. Corp.
REMIC Series 2869, Class JS
2.22% due 04/15/34(1)(3)(5)	279,673	16,019
Federal Home Loan Mtg. Corp.
REMIC Series 2869, Class SH
2.27% due 04/15/34(1)(3)(5)	59,374	3,454
Federal Home Loan Mtg. Corp.
REMIC Series 2828, Class GI
2.47% due 06/15/34(1)(3)(5)	122,510	10,821
Federal Home Loan Mtg. Corp.
REMIC Series 2927, Class SI
3.47% due 02/15/35(1)(3)(5)	107,905	10,641
Federal Home Loan Mtg. Corp.
REMIC Series 2990, Class WP
4.06% due 06/15/35(1)(3)	73,085	74,588
Federal Home Loan Mtg. Corp.
REMIC Series 2990, Class LB
4.10% due 06/15/34(1)(3)	82,291	82,529
Federal Home Loan Mtg. Corp.
REMIC Series 2976 KL
4.50% due 03/01/20(1)	37,734	37,102

Federal Home Loan Mtg. Corp.
REMIC Series 3065, Class DC
4.78% due 03/15/35(1)(3)	83,930	85,797
Federal Home Loan Mtg. Corp.
Series 2990, Class DP
5.84% due 08/15/34(1)(3)	79,676	89,030
Federal Home Loan Mtg. Corp.
REMIC Series 2976, Class KL
5.95% due 05/15/35(1)(3)	83,030	90,561
		2,363,874
Federal National Mtg. Assoc. — 3.8%
4.00% due 05/01/19	681,335	653,528
4.00% due 09/01/20	150,117	143,755
4.50% due 04/01/18	33,568	33,028
4.50% due 03/01/20	26,154	25,717
4.50% due 04/01/20	77,341	76,047
4.50% due 09/01/20	121,014	118,988
5.00% due 03/01/21	46,739	46,785
5.00% due 12/01/35	172,392	168,302
5.00% due 05/01/36	91,520	89,319
5.50% due January TBA	2,300,000	2,297,125
5.50% due 03/01/18	42,145	42,782
5.50% due 03/01/35	84,316	84,264
5.50% due 07/01/35	114,621	114,551
5.50% due 08/01/35	77,916	77,869
5.50% due 09/01/35	188,215	188,101
5.50% due 10/01/35	161,467	161,368
5.50% due 11/01/35	58,434	58,398
5.50% due 12/01/35	154,381	154,287
5.50% due 01/01/36	90,486	90,431
5.50% due 01/01/37	197,938	197,724
5.50% due 02/01/37	87,543	87,444
5.50% due 03/01/37	188,721	188,509
5.50% due 03/01/37	191,421	191,205
5.50% due 04/01/37	199,231	199,007
5.50% due 05/01/37	24,857	24,829
5.50% due 06/01/37	353,095	352,697
5.50% due 10/01/37	598,991	598,126
6.00% due 06/01/36	43,580	44,264
6.00% due 06/01/37	194,990	198,024
6.00% due 08/01/37	297,444	302,072
6.00% due 09/01/37	590,947	600,141
6.50% due 01/01/36	15,876	16,339
6.50% due 06/01/36	282,833	291,083
6.50% due 07/01/36	93,430	96,050
6.50% due 09/01/36	400,001	411,218
6.50% due 11/01/36	98,001	100,749
6.50% due 07/01/37	91,490	94,046
6.50% due 08/01/37	565,634	581,435
6.50% due 09/01/37	205,002	210,728
6.50% due 10/01/37	1,029,171	1,057,922
7.00% due 06/01/33	44,892	47,311
7.00% due 04/01/35	50,896	53,583
7.50% due 04/01/24	46,088	49,237
Federal National Mtg. Assoc.
Series 2003-W6, Class 2IO3
0.35% due 09/25/42(1)(5)	294,188	3,380
Federal National Mtg. Assoc.
Series 2003-W6, Class 3IO
0.37% due 09/25/42(1)(5)	274,980	3,201
Federal National Mtg. Assoc.
Series 2002-T1, Class IO
0.43% due 11/25/31(1)(2)(5)	309,604	3,747
Federal National Mtg. Assoc.
Series 2002-T4, Class IO
0.45% due 12/25/41(1)(5)	1,543,309	16,901
Federal National Mtg. Assoc.
Series 2001-T12, Class IO
0.56% due 08/25/41(1)(2)(5)	277,071	3,576
Federal National Mtg. Assoc.
Series 2003-W6, Class 5IO1
0.68% due 09/25/42(1)(2)(5)	202,477	4,659
Federal National Mtg. Assoc.
Series 2003-W2, Class 2IO
0.82% due 07/25/42(1)(5)	323,456	8,644
Federal National Mtg. Assoc.
Series 2007-W4, Class 1A2
1.23% due 05/25/37(1)(3)(5)(17)	470,303	27,972
Federal National Mtg. Assoc.
Series 2003-W8, Class 1IO2
1.63% due 12/25/42(1)(2)(5)	445,768	25,573
Federal National Mtg. Assoc.
Series 2003-W10, Class 1IO
1.93% due 06/25/43(1)(2)(5)	598,548	40,505
Federal National Mtg. Assoc.
Series 2003-W10, Class 3IO
1.93% due 06/25/43(1)(5)	126,676	8,667
Federal National Mtg. Assoc.
Series 2003-W12, Class 2IO2
2.22% due 06/25/43(1)(2)(5)	284,821	20,508
Federal National Mtg. Assoc.
Series 2007-W4, Class 4A2
2.41% due 05/25/37(1)(3)(5)(17)	141,069	12,546
Federal National Mtg. Assoc.
Series 2004-W1, Class 2A2
7.00% due 12/25/33(1)	86,600	91,360
Federal National Mtg. Assoc.
Series 2005-W4, Class 1A3
7.00% due 08/25/35(1)	35,911	37,210
Federal National Mtg. Assoc.
Series 2001-W3, Class A
7.00% due 09/25/41(1)	14,130	14,718
Federal National Mtg. Assoc.
Series 2002-T4, Class A2
7.00% due 12/25/41(1)	12,652	13,297
Federal National Mtg. Assoc.
Series 2002-T16, Class A2
7.00% due 07/25/42(1)	33,534	35,359
Federal National Mtg. Assoc.
Series 2003-W3, Class 1A2
7.00% due 08/25/42(1)	32,608	34,398
Federal National Mtg. Assoc.
Series 2004-T3, Class 1A3
7.00% due 02/25/44(1)	16,180	17,147
Federal National Mtg. Assoc.
Series 2004-W12, Class 1A3
7.00% due 07/25/44(1)	30,852	32,858
Federal National Mtg. Assoc.
Series 2001-T5, Class A3
7.50% due 06/19/30(1)	2,641	2,800
Federal National Mtg. Assoc.
Series 2002-T1, Class A3
7.50% due 11/25/31(1)	41,140	43,529
Federal National Mtg. Assoc.
Series 1999-T2, Class A1
7.50% due 01/19/39(1)	60,581	63,738
Federal National Mtg. Assoc.
Series 2001-T1, Class A1
7.50% due 10/25/40(1)	12,840	13,525

Federal National Mtg. Assoc.
Series 2001-T3, Class A1
7.50% due 11/25/40(1)	4,780	5,012
Federal National Mtg. Assoc.
Series 2001-T4, Class A1
7.50% due 07/25/41(1)	10,662	11,319
Federal National Mtg. Assoc.
Series 2001-T12, Class A2
7.50% due 08/25/41(1)	18,603	19,607
Federal National Mtg. Assoc.
Series 2002-T4, Class A3
7.50% due 12/25/41(1)	58,005	61,588
Federal National Mtg. Assoc.
Series 2002-T12, Class A3
7.50% due 05/25/42(1)	19,938	21,063
Federal National Mtg. Assoc.
Series 2004-T2, Class 1A4
7.50% due 11/25/43(1)	23,972	25,820
Federal National Mtg. Assoc.
Series 2004-T3, Class 1A4
7.50% due 02/25/44(1)	2,633	2,838
Federal National Mtg. Assoc.
Series 2004-T3, Class PT1
9.03% due 01/25/44(1)(2)(17)	44,356	49,080
Federal National Mtg. Assoc.
Series 2002-T1, Class A4
9.50% due 11/25/31(1)	9,567	10,389
Federal National Mtg. Assoc.
Series 2002-T6, Class A3
9.50% due 10/25/41(1)	12,625	13,913
Federal National Mtg. Assoc.
Series 2004-T2, Class A4
9.50% due 12/25/41(1)	7,361	8,009
Federal National Mtg. Assoc.
Series 2002-T12, Class A4
9.50% due 05/25/42(1)	6,189	6,727
Federal National Mtg. Assoc.
Series 2003-W6, Class PT1
10.04% due 09/25/42(1)(2)	23,210	25,719
Federal National Mtg. Assoc.
REMIC Series 2007-15, Class IM
0.00% due 02/25/09(1)(5)	91,862	2,051
Federal National Mtg. Assoc.
REMIC Series 2005-65, Class ER
0.00% due 08/25/35(1)(3)	77,317	77,815
Federal National Mtg. Assoc.
REMIC Series 2007-31, Class TS
0.00% due 03/25/09(1)(5)	185,712	5,109
Federal National Mtg. Assoc.
REMIC Series 2001-50, Class BI
0.45% due 10/25/41(1)(2)(5)	480,372	5,225
Federal National Mtg. Assoc.
REMIC Series 2007-116, Class BI
1.01% due 05/25/37(1)(3)(5)	134,000	10,654
Federal National Mtg. Assoc.
REMIC Series 2005-58 Class IK
1.13% due 07/25/35(1)(3)(5)	124,697	6,781
Federal National Mtg. Assoc.
REMIC Series 2007-4, Class PS
1.19% due 02/25/37(1)(3)(5)	105,683	7,299
Federal National Mtg. Assoc.
REMIC Series 2005-82, Class SI
1.24% due 09/25/35(1)(3)(5)	383,424	21,156
Federal National Mtg. Assoc.
REMIC Series 2007-33, Class SD
1.25% due 04/25/37(1)(3)(5)	205,178	9,054
Federal National Mtg. Assoc.
REMIC Series 2007-116, Class IA
1.26% due 05/25/37(1)(3)(5)	146,000	12,606
Federal National Mtg. Assoc.
REMIC Series 2007-30, Class JS
1.58% due 04/25/37(1)(3)(5)	209,273	9,947
Federal National Mtg. Assoc.
REMIC Series 2007-30, Class LI
1.58% due 04/25/37(1)(3)(5)	183,429	10,440
Federal National Mtg. Assoc.
REMIC Series 2003-124, Class ST
1.63% due 01/25/34(1)(3)(5)	58,862	3,039
Federal National Mtg. Assoc.
REMIC Series 2007-103, Class AI
1.63% due 03/25/37(1)(3)(5)(17)	98,701	6,860
Federal National Mtg. Assoc.
REMIC Series 2006-85, Class TS
1.70% due 09/25/36(1)(3)(5)	140,385	7,092
Federal National Mtg. Assoc.
REMIC Series 2006-96, Class ES
1.72% due 10/25/36(1)(3)(5)	86,984	5,329
Federal National Mtg. Assoc.
REMIC Series 2006-8, Class PS
1.74% due 03/25/36(1)(3)(5)(17)	275,978	23,494
Federal National Mtg. Assoc.
REMIC Series 2006-128, Class SC
1.74% due 01/25/37(1)(3)(5)	131,486	5,922
Federal National Mtg. Assoc.
REMIC Series 2006-109, Class SG
1.76% due 11/25/36(1)(3)(5)(17)	86,578	6,624
Federal National Mtg. Assoc.
REMIC Series 2006-117, Class SA
1.77% due 12/25/36(1)(3)(5)	87,723	5,075
Federal National Mtg. Assoc.
REMIC Series 2006-121, Class SD
1.77% due 12/25/36(1)(3)(5)	109,771	6,330
Federal National Mtg. Assoc.
REMIC Series 2005-104, Class NI
1.84% due 03/25/35(1)(3)(5)	161,447	14,431
Federal National Mtg. Assoc.
REMIC Series 2005-84, Class SG
1.84% due 10/25/35(1)(3)(5)	188,076	13,382
Federal National Mtg. Assoc.
REMIC Series 2005-95, Class CI
1.84% due 11/25/35(1)(3)(5)	113,413	7,502
Federal National Mtg. Assoc.
REMIC Series 2007-15, Class BI
1.84% due 03/25/37(1)(3)(5)	96,521	6,899
Federal National Mtg. Assoc.
REMIC Series 2005-17, Class SA
1.84% due 03/25/35(1)(3)(5)	125,857	9,137
Federal National Mtg. Assoc.
REMIC Series 2005-57, Class DI
1.84% due 03/25/35(1)(3)(5)	290,206	17,776
Federal National Mtg. Assoc.
REMIC Series 2005-23, Class SG
1.84% due 04/25/35(1)(3)(5)	145,273	11,174
Federal National Mtg. Assoc.
REMIC Series 2005-54, Class SA
1.84% due 06/25/35(1)(3)(5)	187,692	11,549
Federal National Mtg. Assoc.
REMIC Series 2005-45, Class SR
1.86% due 06/25/35(1)(3)(5)	262,155	16,382
Federal National Mtg. Assoc.
REMIC Series 2005-82, Class SY
1.87% due 09/25/35(1)(3)(5)	198,899	12,350
Federal National Mtg. Assoc.
REMIC Series 2005-17, Class SY
1.88% due 03/25/35(1)(3)(5)	72,302	5,073

Federal National Mtg. Assoc.
REMIC Series 2006-56, Class SM
1.88% due 07/25/36(1)(3)(5)	148,556	10,729
Federal National Mtg. Assoc.
REMIC Series 2007-30, Class WI
1.89% due 04/25/37(1)(3)(5)	247,708	17,473
Federal National Mtg. Assoc.
REMIC Series 2005-17, Class SE
1.84% due 03/25/35(1)(3)(5)	135,441	9,604
Federal National Mtg. Assoc.
REMIC Series 2005-33, Class ES
1.88% due 03/25/35(1)(3)(5)	97,196	7,497
Federal National Mtg. Assoc.
REMIC Series 2005-65, Clas KI
2.13% due 08/25/35(1)(3)(5)	273,665	18,360
Federal National Mtg. Assoc.
REMIC Series 2004-60, Class SW
2.18% due 04/25/34(1)(3)(5)	216,079	17,089
Federal National Mtg. Assoc.
REMIC Series 2003-122, Class SJ
2.23% due 02/25/28(1)(3)(5)	313,610	14,173
Federal National Mtg. Assoc.
REMIC Series 2004-24, Class CS
2.29% due 01/25/34(1)(3)(5)	117,283	11,150
Federal National Mtg. Assoc.
REMIC Series 2004-89, Class EI
2.29% due 08/25/34(1)(3)(5)	306,084	23,797
Federal National Mtg. Assoc.
REMIC Series 2005-52, Class DC
2.34% due 06/25/35(1)(3)(5)	60,679	6,178
Federal National Mtg. Assoc.
REMIC Series 2003-66, Class SA
2.79% due 07/25/33(1)(3)(5)	88,067	8,516
Federal National Mtg. Assoc.
REMIC Series 2007-114, Class A1
5.07% due 10/27/37(1)(3)	1,400,000	1,321,697
Federal National Mtg. Assoc.
REMIC Series 2005-57, Class DC
5.96% due 12/25/34(1)(3)	70,875	76,714
Federal National Mtg. Assoc.
REMIC Series 2005-45, Class DC
6.47% due 06/25/35(1)(3)	74,941	81,654
Federal National Mtg. Assoc.
REMIC Series 2005-74, Class CS
6.64% due 05/25/35(1)(3)	75,287	81,869
Federal National Mtg. Assoc.
REMIC Series 2005-99, Class SA
6.73% due 11/25/35(1)(3)	78,676	86,327
Federal National Mtg. Assoc.
REMIC Series 2006-8, Class HP
6.73% due 03/25/36(1)(3)	82,997	92,208
Federal National Mtg. Assoc.
REMIC Series 2005-57, Class CD
6.88% due 01/25/35(1)(3)	75,831	83,768
Federal National Mtg. Assoc.
REMIC Series 2005-74, Class CP
6.91% due 05/25/35(1)(3)	75,287	84,394
Federal National Mtg. Assoc.
REMIC Series 2006-8, Class PK
6.94% due 03/25/36(1)(3)	87,860	94,387
Federal National Mtg. Assoc.
REMIC Series 2002-14, Class A1
7.00% due 01/25/42(1)	42,004	44,261
Federal National Mtg. Assoc.
REMIC Series 2002-26, Class A1
7.00% due 01/25/48(1)	35,274	37,253
Federal National Mtg. Assoc.
REMIC Series 2002-33, Class A2
7.50% due 06/25/32(1)	39,247	41,917
Federal National Mtg. Assoc.
REMIC Series 2002-14, Class A2
7.50% due 01/25/42(1)	44,517	46,878
Federal National Mtg. Assoc.
REMIC Series 2005-37, Class SU
9.74% due 03/25/35(1)(3)	65,292	76,718
Federal National Mtg. Assoc.
REMIC Series 2006-63, Class SP
10.10% due 07/25/36(1)(3)	85,058	106,389
Federal National Mtg. Assoc.
REMIC Series 2006-70, Class SJ
10.40% due 06/25/36(1)(3)(17)	84,313	106,575
Federal National Mtg. Assoc.
STRIP Series 372, Class 1
zero coupon due 08/01/36(1)(6)	175,530	139,415
Federal National Mtg. Assoc.
STRIP Series 371, Class 2
6.50% due 07/01/36(1)(5)	312,134	69,031
Federal National Mtg. Assoc.
STRIP Series 381, Class 14
6.50% due 04/25/37(1)(5)	93,992	18,088
		14,666,956
Government National Mtg. Assoc. — 0.3%
6.50% due 08/20/37	381,972	394,415
6.50% due 09/20/37	98,563	101,774
Government National Mtg. Assoc.
Series 2007-35, Class UF
0.00% due 06/16/37(1)(3)	11,337	9,989
Government National Mtg. Assoc.
Series 2007-49, Class UF
0.00% due 08/20/37(1)(3)	13,250	11,890
Government National Mtg. Assoc.
Series 2007-17, Class IC
1.22% due 04/16/37(1)(3)(5)	87,400	4,720
Government National Mtg. Assoc.
Series 2007-1, Class S
1.25% due 01/20/37(1)(3)(5)	146,375	7,289
Government National Mtg. Assoc.
Series 2007-7, Class EI
1.25% due 02/20/37(1)(3)(5)	88,210	4,554
Government National Mtg. Assoc.
Series 2007-8, Class SA
1.25% due 03/20/37(1)(3)(5)	113,111	5,487
Government National Mtg. Assoc.
Series 2007-3, Class SA
1.25% due 01/20/37(1)(3)(5)	139,821	7,070
Government National Mtg. Assoc.
Series 2005-65, Class SI
1.40% due 08/20/35(1)(3)(5)	70,372	4,411
Government National Mtg. Assoc.
Series 2007-58, Class SA
1.55% due 10/20/37(1)(3)(5)	1,130,948	68,072

Government National Mtg. Assoc.
Series 2007-64, Class AI
1.60% due 10/20/37(1)(3)(5)	488,411	27,552
Government National Mtg. Assoc.
Series 2006-38, Class SG
1.70% due 09/20/33(1)(3)(5)	93,578	4,265
Government National Mtg. Assoc.
Series 2007-68, Class PI
1.70% due 11/20/37(1)(3)(5)	100,000	7,794
Government National Mtg. Assoc.
Series 2007-58, Class PS
1.75% due 10/20/37(1)(3)(5)	590,769	47,144
Government National Mtg. Assoc.
Series 2007-26, Class LS
1.85% due 05/20/37(1)(3)(5)(17)	237,486	17,419
Government National Mtg. Assoc.
Series 2007-9, Class BI
1.87% due 03/20/37(1)(3)(5)	113,731	7,135
Government National Mtg. Assoc.
Series 2007-26, Class SG
1.90% due 04/20/37(1)(3)(5)(17)	114,095	8,778
Government National Mtg. Assoc.
Series 2006-62, Class SI
2.43% due 10/20/36(1)(3)(5)	86,912	6,888
Government National Mtg. Assoc.
Series 2005-84, Class SL
4.07% due 11/16/35(1)(3)	87,749	89,134
Government National Mtg. Assoc.
Series 2005-7, Class JM
5.66% due 05/18/34(1)(3)	76,244	81,343
Government National Mtg. Assoc.
Series 2007-64, Class AM
8.01% due 10/20/37(1)(3)	97,682	109,642
		1,026,765
Total U.S. Government Agencies (cost $18,018,348)		18,057,595
EXCHANGE TRADED FUNDS — 3.5%
Index Fund — 0.5%
iShares MSCI EAFE Index Fund	23,200	1,821,200
Index Fund-Large Cap — 2.0%
SPDR Trust, Series 1	53,000	7,749,130
Index Fund-Small Cap — 0.9%
iShares Russell 2000 Growth Index Fund	1,100	91,828
iShares Russell 2000 Index Fund	42,300	3,211,416
iShares Russell 2000 Value Index Fund	3,400	239,632
		3,542,876
Mid Cap Equity Fund — 0.1%
S&P Midcap 400 Depository Receipts	3,700	573,870
Total Exchange Traded Funds (cost $14,133,193)		13,687,076
EQUITY CERTIFICATES — 0.3%
Applications Software- 0.1%
UBS AG-Satyam Computer Services, Ltd.(17)(18)	25,168	286,836
Banks-Commercial - 0.0%
UBS AG-Bank Of India(17)(18)	14,905	134,907
Finance-Investment Banker/Broker - 0.1%
Citigroup Global Markets, Inc. - First Gulf Bank(17)(18)	34,740	210,024
Merrill Lynch International, Inc. - Aldar Properties(17)(18)	80,128	223,693
UBS AB-Bharat Heavy Electricals(17)(18)	1,959	128,464
		562,181
Index Fund - 0.1%
UBS AG-MSCI India TR(17)(18)	309	204,262

Total Equity Certificates (cost $856,091)		1,188,186
OPTIONS - PURCHASED — 0.1%
Call Options — 0.0%
Option on an interest rate swap with Lehman Brothers International for the right to receive a fixed rate of 4.84% versus the three month USD-LIBOR-BBA maturing on March 07, 2018
(Expiration date: March 07, 2008)
(strike price $4.84)(17)(18)	214,000	5,053
Option on an interest rate swap with Lehman Brothers International for the right to receive a fixed rate of 5.20% versus the three month USD-LIBOR-BBA maturing on May 12, 2018
(Expiration date: May 12, 2008)
(strike price $5.20)(17)(18)	1,424,000	67,055
Option on an interest rate swap with Lehman Brothers International for the right to receive a fixed rate of 5.21% versus the three month USD-LIBOR-BBA maturing on May 12, 2018
(Expiration date: May 12, 2008)
(strike price $5.21)(17)(18)	569,000	27,141
Option on an interest rate swap with J.P. Morgan Chase Bank for the right to receive a fixed rate of 5.22% versus the three month USD-LIBOR-BBA maturing on May 12, 2018
(Expiration date: May 12, 2008)
(strike price $5.22)(17)(18)	2,847,000	136,676
		235,925

Put Options — 0.1%
Option on an interest rate swap with Lehman Brothers International for the right to pay a fixed rate of 4.84% versus the three month USD-LIBOR-BBA maturing on March 07, 2018
(Expiration date: March 07, 2008)
(strike price $4.84)(17)(18)	214,000	5,054
Option on an interest rate swap with Lehman Brothers International for the right to pay a fixed rate of 5.20% versus the three month USD-LIBOR-BBA maturing on May 12, 2018
(Expiration date: March 07, 2008)
(strike price $5.20)(17)(18)	1,424,000	10,221
Option on an interest rate swap with Lehman Brothers International for the right to pay a fixed rate of 5.21% versus the three month USD-LIBOR-BBA maturing on May 12, 2018
(Expiration date: March 07, 2008)
(strike price $5.21)(17)(18)	569,000	3,985
Option on an interest rate swap with J.P. Morgan Chase Bank for the right to pay a fixed rate of 5.22% versus the three month USD-LIBOR-BBA maturing on May 12, 2018
(Expiration date: March 07, 2008)
(strike price $5.22)(17)(18)	2,847,000	19,691
		38,951
Total Options Purchased
(cost $198,734)		274,876
Total Long-Term Investment Securities (cost $332,856,795)		371,993,135
SHORT-TERM INVESTMENT SECURITIES — 2.1%
Federal Home Loan Bank — 1.3%
Federal Home Loan Bank Disc. Notes 4.28% due 01/11/08	5,000,000	4,994,056
Federal National Mtg. Assoc. — 0.8%
Federal National Mtg. Assoc. Disc. Notes 4.10% due 01/23/08	3,000,000	2,992,483
Total Short-Term Investment
(cost $7,986,539)		7,986,539
REPURCHASE AGREEMENT — 1.1%

Agreement with The Goldman Sachs Group, Inc., bearing interest at 4.15%, dated 12/31/07, to be repurchased 01/02/08 in the amount of $4,189,448 and collateralized by Federal Home Loan Mtg. Corp. Notes, bearing interest at 7.00% due 03/25/10 and having an approximate value of $4,274,064

(cost $4,188,000)	4,188,000	4,188,000
TOTAL INVESTMENTS (cost $345,031,334)(12)	99.2%	384,167,674
Other assets less liabilities	0.8	3,102,111
NET ASSETS	100.0%	$387,269,785

†	Non-income producing security
*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At December 31, 2007, the aggregate value of these securities was $12,783,351 representing 3.3% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.

(1)	Collateralized Mortgage Obligation
(2)	Variable Rate Security - the rate reflected is as of December 31, 2007, maturity date reflects the stated maturity date.
(3)	Floating rate security where the rate fluctuates. The rate moves up or down at each reset date. The rate reflected is as of December 31, 2007.
(4)	Commercial Mortgage Backed Security.
(5)	Interest Only
(6)	Principal Only
(7)	Variable Rate Security - the rate reflected is as of December 31, 2007, maturity date reflects next reset date.
(8)	“Step-up” security where the rate increases (“steps-up”) at a predetermined rate. Rate shown reflects the increased rate.

(9)	Perpetual maturity - maturity date reflects the next call date.
(10)

To the extent permitted by the Statement of Additional Information, the Asset Allocation: Diversified Growth Portfolio may invest in restricted securities. The Portfolio has no right to demand registration of these securities.  The securities are valued pursuant to Note 1. Restricted securities held by a Portfolio may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in the securities of widely held, publicly traded companies.  Lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security.  In addition, these securities may exhibit greater price volatility than securities for which secondary markets exist.  As of December 31, 2007, the Asset Allocation: Diversified Growth Portfolio held the following restricted securities:

Name	Acquisition Date	Principal Amount	Acquisition Cost	Market Value	Market Value Per Share	% of Net Assets

Sandridge Energy, Inc. 8.63% due 04/01/15
Loan Agreement	3/8/2007	$70,000	$70,000	$69,825	$1.00	0.0%

Sandridge Energy, Inc. 8.99% due 04/01/14
Loan Agreement	3/8/2007	15,000	15,000	14,850	0.99	0.0
				$84,675		0.0%

(11)				“Step-up” security where the rate increases (“steps-up”) at a predetermined rate. The rate reflected is as of December 31, 2007.
(12)				See Note 4 for cost of investments on a tax basis.
(13)

The Portfolio invests in Senior Loans which generally pay interest at rates which are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major European banks, such as the London Inter-Bank Offer Rate (“LIBOR”) or the prime rate offered by one or more major United States banks, or the certificate of deposit rate. Senior Loans are generally considered to be restrictive in that the Portfolio is ordinarily contractually obligated to receive approval from the Agent Bank and/or borrower prior to the disposition of a Senior Loan.

(14)

Senior Loans in the Fund’s Portfolio are generally subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because they may be significant economic incentives for a borrower to prepay, prepayments may occur. As a result, the actual remaining maturity may be substantially less than the stated maturities shown.

(15)				Denominated in United States Dollars unless otherwise indicated.
(16)				The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(17)				Fair valued security; see Note 1
(18)				Illiquid security
(19)				Security was valued using fair value procedures at December 31, 2007. See Note 2 regarding fair value pricing procedures for foreign equity securities.
(20)				Company has filed Chapter 11 bankruptcy protection subsequent to December 31, 2007.
(21)				Bond in default subsequent to December 31, 2007.
(22)				Company emerged from bankruptcy protection subsequent to December 31, 2007.
ADR				— American Depository Receipt
CVA				— Certification Van Aandelen (Dutch Cert.)
GDR				— Global Depository Receipt
SDR				— Swedish Depository Receipt
REMIC				— Real Estate Mortgage Investment Conduit
TBA				— Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal and maturity date will be determined upon settlement date.
STRIPS				— Separate Trading of Registered Interest and Principal of Securites
BTL				— Bank Term Loan

Open option contracts written at December 31, 2007 were as follows:

						Unrealized
	Contract		Number of	Premiums	Market Value at	Appreciation
Issue	Month	Strike Price	Contracts	Received	December 31, 2007	(Depreciation)

Option on an interest rate swap with Lehman Brothers International for the obligation to pay a fixed rate of 5.52% versus the three month USD-LIBOR-BBA maturing on May 10, 2022.	May-12	$5.52	284,500	$11,280	$12,621	$(1,341)

Option on an interest rate swap with Lehman Brothers International for the obligation to pay a fixed rate of 5.52% versus the three month USD-LIBOR-BBA maturing on May 10, 2022.	May-12	5.52	712,000	28,195	31,706	(3,511)

Option on an interest rate swap with J.P. Morgan Chase Bank for the obligation to pay a fixed rate of 5.51% versus the three month USD-LIBOR-BBA maturing on May 10, 2022.	May-12	5.51	1,423,500	56,442	63,592	(7,150)

Option to enter an interest rate swap with J.P. Morgan Chase Bank for the obligation to receive a fixed rate of 5.51% versus the three month USD-LIBOR-BBA maturing on May 10, 2022.	May-12	5.51	1,423,500	56,442	79,347	(22,905)

Option on an interest rate swap with Lehman Brothers International for the obligation to receive a fixed rate of 5.52% versus the three month USD-LIBOR-BBA maturing on May 10, 2022.	May-12	5.52	712,000	28,195	39,876	(11,681)

Option on an interest rate swap with Lehman Brothers International for the obligation to receive a fixed rate of 5.52% versus the three month USD-LIBOR-BBA maturing on May 10, 2022.	May-12	5.52	284,500	11,280	15,954	(4,674)
			2,420,000	$191,835	$243,097	$(51,262)

Open Futures Contracts

Number					Unrealized
Of			Value at	Value as of	Appreciation
Contracts	Description	Expiration Date	Trade Date	December 31, 2007	(Depreciation)

4 Short	10YR Mini JGB	March-08	$486,005	$488,879	$(2,874)
17 Long	90 Day Euro Dollar	September-09	4,047,595	4,094,875	47,280
22 Long	90 Day Euro Dollar	March-08	5,232,700	5,267,075	34,375
57 Short	90 Day Euro Dollar	September-08	13,581,681	13,752,675	(170,994)
13 Long	Amsterdam Index	January-08	1,925,383	1,968,391	43,008
2 Long	Canada 10YR Bond	March-08	232,462	231,989	(473)
6 Short	DAX Index	March-08	1,741,012	1,789,143	(48,131)
213 Short	Dow Jones Euro Stock 50	March-08	13,573,292	13,834,472	(261,180)
67 Short	Dow Jones Euro Stock 50	March-08	4,269,538	4,351,689	(82,151)
5 Long	Euro-BOBL	March-08	796,647	786,973	(9,674)
11 Short	Euro-Bund	March-08	1,850,575	1,814,266	36,309
18 Long	Euro-Bund	March-08	3,034,465	2,968,799	(65,666)
19 Short	FTSE 100 Index	March-08	2,396,884	2,449,895	(53,011)
45 Short	FTSE 100 Index	March-08	5,676,082	5,802,383	(126,301)
6 Long	Hang Seng Index	January-08	1,049,049	1,073,448	24,399
6 Long	IBEX 35 Index	January-08	1,348,146	1,327,760	(20,386)
12 Long	Japan 10YR Bond	March-08	14,597,060	14,671,723	74,663
2 Long	Japan 10YR Bond	March-08	2,433,052	2,445,287	12,235
3 Long	LIFE Long Gilt	March-08	655,168	655,814	646
5 Short	LIFE Long Gilt	March-08	1,091,920	1,093,024	(1,104)
7 Short	MSCI Singapore Index	January-08	399,097	413,889	(14,792)
137 Short	OMXS30 Index	January-08	2,299,599	2,306,388	(6,789)
51 Short	OMXS30 Index	January-08	856,055	858,582	(2,527)
142 Short	Russell Mini	March-08	11,062,575	10,965,240	97,335
273 Short	Russell Mini	March-08	21,267,623	21,081,060	186,563
32 Long	Russell Mini	March-08	2,483,584	2,471,040	(12,544)
349 Long	S&P 500 EMini	March-08	26,114,358	25,777,140	(337,218)
51 Short	S&P 500 EMini	March-08	3,826,173	3,766,860	59,313
641 Long	S&P 500 EMini	March-08	47,874,057	47,344,260	(529,797)
36 Long	S&P Mid 400 EMini	March-08	3,159,555	3,113,280	(46,275)
83 Long	S&P Mid 400 EMini	March-08	7,284,130	7,177,840	(106,290)
6 Short	S&P/MIB Index	March-08	1,704,436	1,710,038	(5,602)
6 Short	SPI 200	March-08	819,894	833,699	(13,805)
19 Short	Topix Index	March-08	2,678,480	2,499,986	178,494
24 Short	Topix Index	March-08	3,383,344	3,157,878	225,466
147 Short	US Treasury 10YR Note	March-08	16,746,134	16,668,422	77,712
24 Long	US Treasury 10YR Note	March-08	2,704,384	2,721,375	16,991
66 Long	US Treasury 10YR Note	March-08	7,519,999	7,483,781	(36,218)
38 Long	US Treasury 2YR Note	March-08	7,985,606	7,989,500	3,894
108 Short	US Treasury 5YR Note	March-08	11,846,047	11,910,375	(64,328)
109 Long	US Treasury 5YR Note	March-08	12,044,705	12,020,656	(24,049)
39 Short	US Treasury 5YR Note	March-08	4,277,599	4,300,969	(23,370)
14 Short	US Treasury Long Bond	March-08	1,647,271	1,629,250	18,021
48 Long	US Treasury Long Bond	March-08	5,632,940	5,586,000	(46,940)
					$(975,785)

EQUITY SWAP CONTRACTS#(17)(18)

Swap Counterparty	Notional Amount (000's)	Termination Date	Fixed payments received (paid) by Portfolio	Total return received or (paid) Portfolio	Unrealized Appreciation
Citibank	$4,982	09/11/08	(3 month USD-LIBOR-BBA minus 0.30%)	PowerShares QQQ Fund	$295,206
Citibank	5,377	09/11/08	3 month USD-LIBOR-BBA minus 0.75%	(Financial Select Sector SPDR)	2,663,416
JP Morgan	43,397	10/28/08	3 month USD-LIBOR-BBA minus 1.05%	(Russell 2000 Total Return Equity Index)	455,008
Merrill Lynch	435	02/08/08	(12 month USD-LIBOR-BBA minus 3.00%)	MSCI Equity Index	47,130
					$3,460,760

LIBOR-London Interbank Offered Rate

BBA-British Bankers Assoc.

INTEREST RATE SWAP CONTRACTS

			Rates Exchanged
Swap Counterparty	Notional Amount (000's)	Termination Date	Payments Received by the Fund	Payments Made by the Fund	Upfront Payments Made (Received) by the Fund	Gross Unrealized Appreciation
Bank Of America NA	185	10/02/16	3 month LIBOR	5.160%	$—	$7,656
Goldman Sachs	1,410	09/21/09	3 month LIBOR	5.763%	—	—
Goldman Sachs	174	10/19/16	3 month LIBOR	5.320%	—	—
Goldman Sachs	624	12/20/16	5.070%	3 month LIBOR	—	21,741
Goldman Sachs	736	11/20/26	5.260%	3 month LIBOR	—	26,753
Goldman Sachs	735	11/21/26	5.210%	3 month LIBOR	—	21,814
JP Morgan	4,500	10/12/08	5.230%	3 month LIBOR	—	31,847
JP Morgan	4,500	11/22/08	5.090%	3 month LIBOR	—	33,970
JP Morgan	1,860	10/10/13	3 month LIBOR	5.050%	—	42,345
JP Morgan	734	11/20/26	5.270%	3 month LIBOR	—	27,134
Lehman Brothers	646	10/23/08	5.260%	3 month LIBOR	—	4,969
Lehman Brothers	159	08/29/09	3 month LIBOR	5.000%	—	2,829
Lehman Brothers	940	09/21/09	4.755%	3 month LIBOR	—	—
Lehman Brothers	260	10/23/16	5.325%	3 month LIBOR	—	13,949
Lehman Brothers	822	12/11/17	4.839%	3 month LIBOR	—	—
					$—	$235,007

			Rates Exchanged
Swap Counterparty	Notional Amount (000's)	Termination Date	Payments Received by the Fund	Payments Made by the Fund	Upfront Payments Made (Received) by the Fund	Gross Unrealized Depreciation
Goldman Sachs	3,267	11/20/08	3 month LIBOR	5.160%	$—	$(26,310)
Goldman Sachs	3,311	11/21/08	3 month LIBOR	5.09%	—	(24,720)
JP Morgan	3,258	11/20/08	3 month LIBOR	5.170%	—	(26,377)
JP Morgan	2,590	10/10/13	3 month LIBOR	5.090%	—	(37,861)
JP Morgan	1,186	12/19/16	3 month LIBOR	5.060%	—	(40,043)
Lehman Brothers	810	08/03/08	5.420%	3 month LIBOR	—	(4,440)
Lehman Brothers	646	10/23/08	3 month LIBOR	5.250%	—	(4,944)
Lehman Brothers	1,443	08/03/11	3 month LIBOR	5.450%	—	(68,848)
Lehman Brothers	150	08/24/12	3 month LIBOR	5.080%	—	(5,073)
Lehman Brothers	4,660	08/03/16	3 month LIBOR	5.570%	—	(299,870)
Lehman Brothers	1,790	09/08/16	3 month LIBOR	5.330%	—	(95,169)
Lehman Brothers	260	10/23/16	3 month LIBOR	5.330%	—	(13,901)
Lehman Brothers	15	08/29/17	5.320%	3 month LIBOR	—	(777)
					$—	$(648,333)
Net Unrealized Appreciation (Depreciation)					$—	$(413,326)

Open Forward Foreign Currency Contracts

Contract		In		Delivery	Gross Unrealized
to Deliver		Exchange for		Date	Appreciation
* AUD	26,158,700	USD	23,311,125	01/16/08	$362,673
* CAD	27,300	USD	27,765	01/16/08	99
* CHF	2,983,800	USD	2,661,566	03/19/08	14,134
* EUR	16,020,400	USD	23,620,555	03/19/08	180,998
* GBP	7,954,900	USD	16,229,778	03/19/08	428,453
* JPY	1,418,023,100	USD	12,946,405	02/20/08	182,165
* NOK	5,232,800	USD	963,442	03/19/08	1,864
* SEK	29,141,800	USD	4,542,023	03/19/08	30,753
SGD	450,800	USD	314,857	02/20/08	574
* USD	7,228,077	AUD	8,303,500	01/16/08	56,401
* USD	1,431,989	CAD	1,429,400	01/16/08	16,613
* USD	4,471,107	JPY	507,053,000	02/20/08	93,097
* USD	975,774	CHF	1,100,200	03/19/08	399
* USD	6,326,270	EUR	4,381,100	03/19/08	83,747
* USD	16,158,318	NOK	89,113,000	03/19/08	217,059
					$1,669,029

Contract		In		Delivery	Gross Unrealized
to Deliver		Exchange for		Date	(Depreciation)
* AUD	16,411,900	USD	14,277,069	01/16/08	$(120,730)
* CAD	1,057,200	USD	1,059,196	01/16/08	(12,206)
* EUR	8,137,900	USD	11,774,811	03/19/08	(131,806)
* GBP	349,500	USD	691,581	03/19/08	(2,653)
* JPY	2,643,263,900	USD	23,376,670	02/20/08	(416,497)
* NOK	52,154,200	USD	9,479,958	03/19/08	(103,882)
NZD	1,647,700	USD	1,240,224	01/16/08	(25,351)
* USD	45,010,782	AUD	50,442,100	01/16/08	(759,042)
* USD	92,385	CAD	86,200	01/16/08	(5,027)
USD	26,593	HKD	206,100	02/20/08	(109)
* USD	17,177,762	JPY	1,865,542,900	02/20/08	(385,199)
* USD	502,683	CHF	563,400	03/19/08	(2,796)
* USD	19,502,679	EUR	13,276,700	03/19/08	(77,449)
* USD	1,224,195	GBP	607,200	03/19/08	(18,075)
* USD	2,045,596	SEK	13,110,400	03/19/08	(16,053)
ZAR	183,139	USD	26,238	03/01/08	(260)
					$(2,077,135)
Net Unrealized Appreciation (Depreciation)					$(408,106)

*	Represents partially offsetting forward currency contracts, that to the extent they are offset, do not have additional market risk, but have continued counterparty settlement risk.

AUD	— Australian Dollar	HKD	— Hong Kong Dollar	SGD	— Singapore Dollar
CAD	— Canadian Dollar	JPY	— Japanese Yen	USD	— United States Dollar
CHF	— Swiss Franc	NOK	— Norweign Krone	ZAR	— South African Rand
EUR	— Euro Dollar	NZD	— New Zealand Dollar
GBP	— Pound Sterling	SEK	— Swedish Krona

See Notes to Portfolio of Investments

SEASONS SERIES TRUST
STOCK PORTFOLIO

Portfolio of Investments — December 31, 2007

(unaudited)

Security Description	Shares	Value (Note 1)
COMMON STOCK — 96.8%
Aerospace/Defense — 0.9%
General Dynamics Corp.	32,200	$2,865,478
Agricultural Chemicals — 0.9%
Monsanto Co.	25,500	2,848,095
Airlines — 0.7%
Southwest Airlines Co.	188,300	2,297,260
Applications Software — 3.2%
Infosys Technologies, Ltd.(2)	35,868	1,597,237
Microsoft Corp.	232,450	8,275,220
		9,872,457
Audio/Video Products — 0.3%
Harman International Industries, Inc.	14,200	1,046,682
Banks-Commercial — 0.5%
Erste Bank der Oesterreichischen Sparkassen AG(2)	23,734	1,686,891
Banks-Fiduciary — 2.1%
Northern Trust Corp.	24,100	1,845,578
State Street Corp.	59,600	4,839,520
		6,685,098
Beverages-Non-alcoholic — 0.8%
PepsiCo, Inc.	32,800	2,489,520
Brewery — 0.5%
InBev NV(2)	19,623	1,618,860
Cable TV — 1.8%
DISH Network Corp., Class A†	20,600	777,032
Rogers Communications, Inc., Class B	74,400	3,366,600
Shaw Communications, Inc., Class B	63,600	1,506,048
		5,649,680
Casino Hotels — 0.7%
Las Vegas Sands Corp.†	16,500	1,700,325
MGM Mirage, Inc.†	5,700	478,914
		2,179,239
Casino Services — 0.7%
International Game Technology	50,100	2,200,893
Cellular Telecom — 1.8%
America Movil SAB de CV, Series L ADR	73,200	4,493,748
Leap Wireless International, Inc.†	14,500	676,280
MetroPCS Communications, Inc.†	30,800	599,060
		5,769,088
Commercial Services-Finance — 0.8%
Moody’s Corp.	73,500	2,623,950
Computers — 2.9%
Apple, Inc.†	38,100	7,546,848
Dell, Inc.†	64,700	1,585,797
		9,132,645
Computers-Memory Devices — 0.5%
EMC Corp.†	87,700	1,625,081
Consulting Services — 1.1%
Accenture Ltd., Class A	93,200	3,357,996
Cosmetics & Toiletries — 1.3%
Procter & Gamble Co.	54,192	3,978,777
Data Processing/Management — 1.0%
Automatic Data Processing, Inc.	73,000	3,250,690
Distribution/Wholesale — 0.2%
Fastenal Co.	14,000	565,880
Diversified Manufacturing Operations — 5.7%
Danaher Corp.	70,000	6,141,800
General Electric Co.	316,400	11,728,948
		17,870,748
Diversified Minerals — 1.2%
BHP Billiton, Ltd.(2)	106,586	3,737,777
E-Commerce/Products — 1.3%
Amazon.com, Inc.†	35,300	3,270,192
B2W Companhia Global Do Varejo(2)	17,500	692,211
		3,962,403
E-Commerce/Services — 0.7%
Expedia, Inc.†	67,759	2,142,540
Electric-Generation — 0.7%
The AES Corp.†	101,700	2,175,363
Electronic Components-Misc. — 0.6%
Hon Hai Precision Industry Co., Ltd. GDR(2)	144,760	1,784,695
Electronic Components-Semiconductors — 0.5%
Intel Corp.	60,300	1,607,598
Engineering/R&D Services — 1.6%
Foster Wheeler, Ltd.†	22,800	3,534,456
McDermott International, Inc.†	26,600	1,570,198
		5,104,654
Entertainment Software — 0.9%
Electronic Arts, Inc.†	49,700	2,902,977
Finance-Credit Card — 0.7%
American Express Co.	25,500	1,326,510
Redecard SA(2)	44,600	714,074
		2,040,584
Finance-Investment Banker/Broker — 1.7%
Morgan Stanley	16,600	881,626
The Charles Schwab Corp.	104,300	2,664,865
The Goldman Sachs Group, Inc.	8,800	1,892,440
		5,438,931
Finance-Mortgage Loan/Banker — 0.5%
Housing Development Finance Corp., Ltd.(2)	23,513	1,687,080
Finance-Other Services — 1.7%
Bovespa Holding SA	162,500	3,131,320
CME Group, Inc.	3,300	2,263,800
		5,395,120
Food-Misc. — 0.4%
Groupe Danone(2)	13,300	1,188,252
Food-Retail — 0.6%
Whole Foods Market, Inc.	46,000	1,876,800
Food-Wholesale/Distribution — 0.6%
Sysco Corp.	63,700	1,988,077
Health Care Cost Containment — 0.5%
McKesson Corp.	24,400	1,598,444

Hotel/Motel — 0.4%
Marriott International, Inc., Class A	40,200	1,374,036
Industrial Gases — 0.5%
Praxair, Inc.	15,800	1,401,618
Insurance-Life/Health — 1.4%
CIGNA Corp.	32,800	1,762,344
Prudential Financial, Inc.	27,900	2,595,816
		4,358,160
Insurance-Multi-line — 0.5%
Assurant, Inc.	22,400	1,498,560
Internet Security — 1.1%
VeriSign, Inc.†	93,200	3,505,252
Investment Management/Advisor Services — 1.4%
BlackRock, Inc.	6,500	1,409,200
Franklin Resources, Inc.	24,800	2,837,864
		4,247,064
Machinery-Construction & Mining — 0.3%
Joy Global, Inc.	15,900	1,046,538
Machinery-Electrical — 0.9%
Schneider Electric SA(2)	20,900	2,794,578
Machinery-Farming — 0.5%
Deere & Co.	15,600	1,452,672
Medical Instruments — 1.7%
Medtronic, Inc.	80,600	4,051,762
St. Jude Medical, Inc.†	30,300	1,231,392
		5,283,154
Medical Labs & Testing Services — 0.8%
Laboratory Corp. of America Holdings†	32,000	2,416,960
Medical Products — 2.4%
Becton Dickinson & Co.	24,600	2,056,068
Covidien, Ltd.	43,525	1,927,722
Stryker Corp.	25,900	1,935,248
Zimmer Holdings, Inc.†	22,000	1,455,300
		7,374,338
Medical-Biomedical/Gene — 1.3%
Celgene Corp.†	17,400	804,054
Genentech, Inc.†	46,800	3,138,876
		3,942,930
Medical-Drugs — 2.3%
Allergan, Inc.	43,500	2,794,440
Merck & Co., Inc.	26,400	1,534,104
Roche Holding AG(2)	7,500	1,291,885
Schering-Plough Corp.	58,600	1,561,104
		7,181,533
Medical-HMO — 3.7%
Aetna, Inc.	76,800	4,433,664
Humana, Inc.†	21,600	1,626,696
WellPoint, Inc.†	63,700	5,588,401
		11,648,761
Metal-Diversified — 0.6%
Freeport-McMoRan Copper & Gold, Inc.	18,700	1,915,628
Multimedia — 1.8%
Naspers, Ltd.(2)	79,900	1,880,770
The McGraw-Hill Cos., Inc.	88,500	3,877,185
		5,757,955
Networking Products — 2.0%
Cisco Systems, Inc.†	137,900	3,732,953
Juniper Networks, Inc.†	71,300	2,367,160
		6,100,113
Oil Companies-Exploration & Production — 1.2%
EOG Resources, Inc.	24,800	2,213,400
Murphy Oil Corp.	19,300	1,637,412
		3,850,812
Oil Companies-Integrated — 2.3%
ExxonMobil Corp.	32,934	3,085,586
Total SA(2)	50,842	4,219,358
		7,304,944
Oil-Field Services — 3.7%
Baker Hughes, Inc.	44,500	3,608,950
Schlumberger, Ltd.	79,900	7,859,763
		11,468,713
Optical Supplies — 0.6%
Alcon, Inc.	12,300	1,759,392
Pharmacy Services — 0.8%
Medco Health Solutions, Inc.†	23,200	2,352,480
Real Estate Operations & Development — 0.9%
DLF, Ltd.(2)	108,100	2,922,015
Retail-Apparel/Shoe — 0.2%
Lojas Renner SA(2)	35,000	700,469
Retail-Bedding — 0.3%
Bed Bath & Beyond, Inc.†	33,800	993,382
Retail-Discount — 1.3%
Costco Wholesale Corp.	43,200	3,013,632
Target Corp.	20,800	1,040,000
		4,053,632
Retail-Drug Store — 3.0%
CVS Caremark Corp.	185,181	7,360,945
Walgreen Co.	55,400	2,109,632
		9,470,577
Retail-Regional Department Stores — 0.6%
Kohl’s Corp.†	38,200	1,749,560
Retail-Restaurants — 1.0%
Yum! Brands, Inc.	81,400	3,115,178
Semiconductor Equipment — 0.0%
ASML Holding NV†	1	31
Semiconductors Components-Intergrated Circuits — 1.0%
Marvell Technology Group, Ltd.†	160,900	2,249,382
Maxim Integrated Products, Inc.	31,900	844,712
		3,094,094
Soap & Cleaning Preparation — 0.4%
Reckitt Benckiser Group PLC(2)	20,709	1,196,336
Software Tools — 0.5%
TomTom NV†(2)	22,738	1,699,359

Telecom Equipment-Fiber Optics — 0.9%
Corning, Inc.	122,900	$2,948,371
Telecom Services — 2.0%
Amdocs, Ltd.†	54,500	1,878,615
Bharti Airtel, Ltd.†(2)	127,365	3,199,070
Idea Cellular, Ltd.†(2)	335,273	1,188,369
		6,266,054
Therapeutics — 1.2%
Gilead Sciences, Inc.†	84,400	3,883,244
Toys — 1.6%
Nintendo Co., Ltd.(2)	8,400	5,100,040
Transport-Services — 0.5%
Expeditors International of Washington, Inc.	33,200	1,483,376
Web Portals/ISP — 3.4%
Google, Inc., Class A†	13,900	9,611,572
Yahoo!, Inc.†	44,000	1,023,440
		10,635,012
Wireless Equipment — 3.2%
American Tower Corp., Class A†	173,000	7,369,800
QUALCOMM, Inc.	65,100	2,561,685
		9,931,485
Total Long-Term Investment Securities (cost $245,375,127)		303,524,709
SHORT-TERM INVESTMENT SECURITIES — 3.5%
Registered Investment Company — 3.5%
T. Rowe Price Reserve Investment Fund (cost $10,887,897)	10,887,897	10,887,897
TOTAL INVESTMENTS (cost $256,263,024) (1)	100.3%	314,412,606
Liabilities in excess of other assets	(0.3)	(1,045,561)
NET ASSETS	100.0%	$313,367,045

†		Non-income producing security
(1)		See Note 4 for cost of investments on a tax basis.
(2)		Security was valued using fair value procedures at December 31, 2007. See Note 1 regarding fair value pricing procedures for foreign equity securities.
ADR	-	American Depository Receipts
GDR	-	Global Depository Receipts

See Notes to Portfolio of Investments

SEASONS SERIES TRUST
LARGE CAP GROWTH PORTFOLIO

Portfolio of Investments — December 31, 2007

(unaudited)

Security Description	Shares/Principal Amount	Value (Note 1)
COMMON STOCK — 97.0%
Advertising Agency — 0.1%
Omnicom Group, Inc.	4,270	$202,953
Advertising Sales — 0.2%
Lamar Advertising Co., Class A	13,950	670,576
Aerospace/Defense — 0.5%
Boeing Co.	4,750	415,435
General Dynamics Corp.	5,250	467,197
Lockheed Martin Corp.	4,530	476,828
Rockwell Collins, Inc.	2,130	153,296
		1,512,756
Aerospace/Defense-Equipment — 0.8%
Goodrich Corp.	630	44,484
United Technologies Corp.	29,960	2,293,139
		2,337,623
Agricultural Chemicals — 4.9%
Monsanto Co.	32,850	3,669,017
Potash Corp. of Saskatchewan, Inc.	58,920	8,482,123
Syngenta AG(4)	7,671	1,946,327
		14,097,467
Agricultural Operations — 1.0%
Archer-Daniels-Midland Co.	3,610	167,612
Bunge, Ltd.	22,430	2,611,077
		2,778,689
Apparel Manufacturers — 0.3%
Coach, Inc.†	25,510	780,096
Polo Ralph Lauren Corp.	770	47,578
		827,674
Applications Software — 2.7%
Citrix Systems, Inc.†	2,470	93,885
Compuware Corp.†	1,800	15,984
Intuit, Inc.†	4,340	137,187
Microsoft Corp.	210,400	7,490,240
		7,737,296
Athletic Footwear — 0.1%
NIKE, Inc., Class B	5,010	321,842
Audio/Video Products — 0.9%
Harman International Industries, Inc.	12,890	950,122
Sony Corp. ADR	30,455	1,653,706
		2,603,828
Auto-Heavy Duty Trucks — 0.1%
PACCAR, Inc.	3,030	165,074
Auto/Truck Parts & Equipment-Original — 0.1%
Johnson Controls, Inc.	3,810	137,312
Banks-Commercial — 0.0%
Commerce Bancorp, Inc.	2,550	97,257
Banks-Fiduciary — 0.1%
Northern Trust Corp.	1,130	86,535
State Street Corp.	2,570	208,684
		295,219
Banks-Super Regional — 0.7%
Wells Fargo & Co.	61,985	1,871,327
Beverages-Non-alcoholic — 1.5%
Pepsi Bottling Group, Inc.	1,820	71,817
PepsiCo, Inc.	44,700	3,392,730
The Coca-Cola Co.	15,050	923,619
		4,388,166
Beverages-Wine/Spirits — 0.0%
Brown-Forman Corp., Class B	700	51,877
Constellation Brands, Inc., Class A†	1,220	28,841
		80,718
Brewery — 0.2%
Anheuser-Busch Cos., Inc.	9,580	501,417
Building & Construction Products-Misc. — 0.0%
Vulcan Materials Co.	500	39,545
Building Products-Air & Heating — 0.0%
Trane, Inc.	2,230	104,163
Building-Residential/Commerical — 0.0%
Pulte Homes, Inc.	1,480	15,599
Cable TV — 0.2%
Comcast Corp., Class A†	25,640	468,187
The DIRECTV Group, Inc.†	3,760	86,931
		555,118
Casino Hotels — 0.6%
Boyd Gaming Corp.	49,675	1,692,427
Harrah’s Entertainment, Inc.	940	83,425
		1,775,852
Casino Services — 0.1%
International Game Technology	4,120	180,992
Cellular Telecom — 0.3%
MetroPCS Communications, Inc.†	38,790	754,465
Chemicals-Specialty — 0.1%
Eastman Chemical Co.	620	37,875
Ecolab, Inc.	2,290	117,271
Hercules, Inc.	680	13,158
International Flavors & Fragrances, Inc.	660	31,766
Sigma-Aldrich Corp.	1,700	92,820
		292,890
Coal — 0.1%
CONSOL Energy, Inc.	2,370	169,503
Peabody Energy Corp.	1,760	108,486
		277,989
Coatings/Paint — 0.0%
The Sherwin-Williams Co.	1,000	58,040
Commercial Services — 0.2%
Iron Mountain, Inc.†	18,350	679,317
Commercial Services-Finance — 1.2%
Equifax, Inc.	1,730	62,903
H&R Block, Inc.	4,250	78,922
Moody’s Corp.	21,960	783,972
The Western Union Co.	97,020	2,355,646
		3,281,443
Computer Aided Design — 0.1%
Autodesk, Inc.†	3,010	149,778
Computer Services — 0.4%
Affiliated Computer Services, Inc., Class A†	910	41,041

Cognizant Technology Solutions Corp., Class A†	30,640	1,039,922
		1,080,963
Computers — 11.2%
Apple, Inc.†	83,770	16,593,161
Dell, Inc.†	65,870	1,614,474
Hewlett-Packard Co.	15,820	798,594
International Business Machines Corp.	23,340	2,523,054
Research In Motion, Ltd.†	92,090	10,443,006
		31,972,289
Computers-Integrated Systems — 0.0%
Teradata Corp.†	1,090	29,877
Computers-Memory Devices — 0.2%
EMC Corp.†	12,880	238,666
Network Appliance, Inc.†	4,490	112,070
SanDisk Corp.†	2,980	98,847
		449,583
Computers-Periphery Equipment — 0.0%
Lexmark International, Inc., Class A†	1,230	42,878
Consumer Products-Misc. — 0.7%
Clorox Co.	1,810	117,958
Fortune Brands, Inc.	22,800	1,649,808
Kimberly-Clark Corp.	2,440	169,189
		1,936,955
Containers-Metal/Glass — 0.0%
Ball Corp.	1,320	59,400
Containers-Paper/Plastic — 0.0%
Pactiv Corp.†	1,710	45,537
Cosmetics & Toiletries — 1.3%
Avon Products, Inc.	5,600	221,368
Colgate-Palmolive Co.	6,650	518,434
Procter & Gamble Co.	39,660	2,911,837
The Estee Lauder Cos., Inc., Class A	1,490	64,979
		3,716,618
Data Processing/Management — 0.6%
Automatic Data Processing, Inc.	3,650	162,535
Fidelity National Information Services, Inc.	1,230	51,156
Fiserv, Inc.†	15,080	836,789
Global Payments, Inc.	12,120	563,822
Paychex, Inc.	2,840	102,865
		1,717,167
Dental Supplies & Equipment — 0.0%
Patterson Cos., Inc.†	1,830	62,129
Disposable Medical Products — 0.0%
C.R. Bard, Inc.	1,340	127,032
Distribution/Wholesale — 0.3%
WW Grainger, Inc.	9,040	791,181
Diversified Manufacturing Operations — 0.6%
3M Co.	6,610	557,355
Cooper Industries, Ltd. Class A	900	47,592
Danaher Corp.	3,310	290,419
Eaton Corp.	850	82,408
Honeywell International, Inc.	3,520	216,726
Illinois Tool Works, Inc.	2,870	153,660
Ingersoll-Rand Co., Ltd., Class A	1,460	67,846
ITT, Inc.	2,370	156,515
Parker Hannifin Corp.	1,260	94,891
Textron, Inc.	1,270	90,551
		1,757,963
Diversified Operations — 0.0%
Leucadia National Corp.	2,200	103,620
Drug Delivery Systems — 0.0%
Hospira, Inc.†	2,060	87,838
E-Commerce/Products — 0.3%
Amazon.com, Inc.†	9,240	855,994
E-Commerce/Services — 0.2%
eBay, Inc.†	14,850	492,872
Expedia, Inc.†	2,710	85,690
Monster Worldwide, Inc.†	570	18,468
		597,030
Electric Products-Misc. — 0.1%
Emerson Electric Co.	4,930	279,334
Electric-Generation — 0.1%
The AES Corp.†	8,740	186,949
Electric-Integrated — 0.1%
Allegheny Energy, Inc.	630	40,074
Constellation Energy Group, Inc.	2,360	241,971
		282,045
Electronic Components-Misc. — 0.3%
Gentex Corp.	49,280	875,706
Electronic Components-Semiconductors — 1.4%
Advanced Micro Devices, Inc.†	2,060	15,450
Altera Corp.	2,550	49,266
Broadcom Corp., Class A†	2,760	72,146
Intel Corp.	105,410	2,810,231
MEMC Electronic Materials, Inc.†	2,990	264,585
National Semiconductor Corp.	3,070	69,505
NVIDIA Corp.†	7,255	246,815
QLogic Corp.†	1,790	25,418
Texas Instruments, Inc.	10,590	353,706
Xilinx, Inc.	2,040	44,615
		3,951,737
Electronic Forms — 0.1%
Adobe Systems, Inc.†	7,490	320,048
Electronic Measurement Instruments — 0.0%
Agilent Technologies, Inc.†	1,420	52,171
Electronics-Military — 0.1%
L-3 Communications Holdings, Inc.	1,650	174,801
Engineering/R&D Services — 0.1%
Fluor Corp.	610	88,889
Jacobs Engineering Group, Inc.†	1,570	150,108
		238,997
Engines-Internal Combustion — 0.1%
Cummins, Inc.	1,330	169,402

Enterprise Software/Service — 0.5%
BMC Software, Inc.†	2,560	91,238
CA, Inc.	1,800	44,910
Novell, Inc.†	1,650	11,336
Oracle Corp.†	51,510	1,163,096
		1,310,580
Entertainment Software — 1.4%
Activision, Inc.†	38,710	1,149,687
Electronic Arts, Inc.†	50,225	2,933,642
		4,083,329
Filtration/Separation Products — 0.0%
Pall Corp.	770	31,046
Finance-Consumer Loans — 0.1%
SLM Corp.	6,740	135,744
Finance-Credit Card — 0.5%
American Express Co.	15,270	794,346
Discover Financial Services	38,940	587,215
		1,381,561
Finance-Investment Banker/Broker — 3.9%
Lehman Brothers Holdings, Inc.	18,165	1,188,718
Merrill Lynch & Co., Inc.	21,070	1,131,038
Morgan Stanley	22,430	1,191,257
The Bear Stearns Cos., Inc.	13,250	1,169,312
The Charles Schwab Corp.	79,580	2,033,269
The Goldman Sachs Group, Inc.	21,115	4,540,781
		11,254,375
Finance-Mortgage Loan/Banker — 0.7%
Fannie Mae	5,360	214,293
Freddie Mac	51,670	1,760,397
		1,974,690
Finance-Other Services — 0.5%
CME Group, Inc.	1,520	1,042,720
IntercontinentalExchange, Inc.†	900	173,250
NYSE Euronext	3,460	303,684
		1,519,654
Financial Guarantee Insurance — 0.0%
MGIC Investment Corp.	510	11,439
Food-Confectionery — 0.1%
The Hershey Co.	2,200	86,680
Wm. Wrigley Jr. Co.	2,850	166,867
		253,547
Food-Misc. — 0.2%
Campbell Soup Co.	2,910	103,974
General Mills, Inc.	2,030	115,710
Kellogg Co.	3,450	180,883
McCormick & Co., Inc.	960	36,394
		436,961
Food-Retail — 0.0%
Whole Foods Market, Inc.	1,120	45,696
Food-Wholesale/Distribution — 0.1%
Sysco Corp.	4,760	148,560
Forestry — 0.0%
Plum Creek Timber Co., Inc.	970	44,659
Home Decoration Products — 0.5%
Newell Rubbermaid, Inc.	57,140	1,478,783
Hotels/Motels — 0.1%
Marriott International, Inc., Class A	2,540	86,817
Starwood Hotels & Resorts Worldwide, Inc.	1,200	52,836
		139,653
Human Resources — 0.0%
Robert Half International, Inc.	990	26,770
Industrial Automated/Robotic — 0.3%
Rockwell Automation, Inc.	12,250	844,760
Industrial Gases — 0.1%
Air Products & Chemicals, Inc.	1,130	111,452
Praxair, Inc.	2,800	248,388
		359,840
Instruments-Scientific — 0.7%
Applera Corp. - Applied Biosystems Group	1,300	44,096
PerkinElmer, Inc.	490	12,750
Thermo Fisher Scientific, Inc.†	31,240	1,801,923
Waters Corp.†	1,320	104,372
		1,963,141
Insurance Broker — 0.0%
AON Corp.	1,580	75,350
Insurance-Life/Health — 0.3%
AFLAC, Inc.	4,270	267,430
CIGNA Corp.	2,160	116,057
Principal Financial Group	1,300	89,492
Prudential Financial, Inc.	2,500	232,600
Torchmark Corp.	580	35,107
		740,686
Insurance-Multi-line — 0.3%
American International Group, Inc.(1)	15,900	926,970
Insurance-Property/Casualty — 0.1%
SAFECO Corp.	1,240	69,043
The Progressive Corp.	9,110	174,548
		243,591
Internet Infrastructure Software — 0.3%
Akamai Technologies, Inc.†	28,038	970,115
Internet Security — 0.1%
Symantec Corp.†	11,320	182,705
VeriSign, Inc.†	1,330	50,021
		232,726
Investment Management/Advisor Services — 0.3%
Federated Investors, Inc., Class B	1,130	46,511
Franklin Resources, Inc.	2,120	242,592
Janus Capital Group, Inc.	810	26,608
Legg Mason, Inc.	5,870	429,390
T. Rowe Price Group, Inc.	1,970	119,934
		865,035
Linen Supply & Related Items — 0.0%
Cintas Corp.	960	32,275

Machinery-Construction & Mining — 0.2%
Caterpillar, Inc.	8,300	602,248
Terex Corp.†	1,340	87,864
		690,112
Machinery-Farming — 0.1%
Deere & Co.	3,710	345,475
Machinery-General Industrial — 0.0%
The Manitowoc Co., Inc.	1,090	53,225
Medical Information Systems — 0.0%
IMS Health, Inc.	2,540	58,522
Medical Instruments — 0.9%
Boston Scientific Corp.†	10,340	120,254
Medtronic, Inc.	14,770	742,488
St. Jude Medical, Inc.†	41,960	1,705,254
		2,567,996
Medical Labs & Testing Services — 0.1%
Laboratory Corp. of America Holdings†	1,510	114,050
Quest Diagnostics, Inc.	2,050	108,445
		222,495
Medical Products — 2.2%
Baxter International, Inc.	27,980	1,624,239
Becton Dickinson & Co.	3,180	265,785
Johnson & Johnson	56,040	3,737,868
Stryker Corp.	3,110	232,379
Varian Medical Systems, Inc.†	1,640	85,542
Zimmer Holdings, Inc.†	3,060	202,419
		6,148,232
Medical-Biomedical/Gene — 2.5%
Amgen, Inc.†	14,200	659,448
Biogen Idec, Inc.†	3,830	218,003
Celgene Corp.†	63,030	2,912,616
Charles River Laboratories International, Inc.†	14,950	983,710
Genentech, Inc.†	32,495	2,179,440
Genzyme Corp.†	3,470	258,307
Millipore Corp.†	450	32,931
		7,244,455
Medical-Drugs — 2.3%
Abbott Laboratories	10,090	566,554
Allergan, Inc.	2,560	164,454
Eli Lilly & Co.	4,640	247,730
Forest Laboratories, Inc.†	4,070	148,352
Merck & Co., Inc.	43,800	2,545,218
Roche Holding AG(4)	11,904	2,050,480
Schering-Plough Corp.	6,980	185,947
Wyeth	12,070	533,373
		6,442,108
Medical-Generic Drugs — 0.3%
Barr Pharmaceuticals, Inc.†	1,410	74,871
Mylan, Inc.	2,690	37,822
Teva Pharmaceutical Industries, Ltd. ADR	16,160	751,117
Watson Pharmaceuticals, Inc.†	510	13,841
		877,651
Medical-HMO — 0.6%
Aetna, Inc.	3,720	214,756
Coventry Health Care, Inc.†	2,020	119,685
Humana, Inc.†	1,370	103,175
UnitedHealth Group, Inc.	16,880	982,416
WellPoint, Inc.†	3,580	314,073
		1,734,105
Metal Processors & Fabrication — 1.1%
Precision Castparts Corp.	23,500	3,259,450
Metal-Diversified — 0.2%
Freeport-McMoRan Copper & Gold, Inc.	4,980	510,151
Mining — 0.1%
Newmont Mining Corp.	3,020	147,467
Motorcycle/Motor Scooter — 0.1%
Harley-Davidson, Inc.	3,150	147,136
Multimedia — 1.1%
Meredith Corp.	330	18,143
News Corp., Class A	14,500	297,105
The E.W. Scripps Co., Class A	640	28,807
The McGraw-Hill Cos., Inc.	33,880	1,484,283
The Walt Disney Co.	10,690	345,073
Viacom, Inc., Class B†	24,688	1,084,297
		3,257,708
Networking Products — 1.7%
Cisco Systems, Inc.†	178,460	4,830,912
Juniper Networks, Inc.†	3,610	119,852
		4,950,764
Non-Ferrous Metals — 0.0%
Titanium Metals Corp.	1,150	30,418
Office Automation & Equipment — 0.1%
Pitney Bowes, Inc.	2,840	108,033
Xerox Corp.	8,220	133,082
		241,115
Oil & Gas Drilling — 0.3%
ENSCO International, Inc.	950	56,639
Nabors Industries, Ltd.†	2,670	73,131
Noble Corp.	2,040	115,280
Transocean, Inc.†	4,150	594,073
		839,123
Oil Companies-Exploration & Production — 4.7%
Anadarko Petroleum Corp.	2,930	192,472
Apache Corp.	16,830	1,809,898
Chesapeake Energy Corp.	5,940	232,848
Continental Resources, Inc.†	128,670	3,362,147
Devon Energy Corp.	5,810	516,567
EOG Resources, Inc.	17,330	1,546,702
Murphy Oil Corp.	2,450	207,858
Noble Energy, Inc.	970	77,134
Occidental Petroleum Corp.	50,485	3,886,840
Quicksilver Resources, Inc.†	22,250	1,325,878
Range Resources Corp.	1,270	65,227
XTO Energy, Inc.	6,310	324,082
		13,547,653
Oil Companies-Integrated — 10.4%
Chevron Corp.	15,720	1,467,148

ConocoPhillips	79,765	7,043,250
Exxon Mobil Corp.	71,370	6,686,655
Hess Corp.	62,095	6,262,902
Marathon Oil Corp.	5,470	332,904
Suncor Energy, Inc.	72,295	7,860,635
		29,653,494
Oil Field Machinery & Equipment — 0.1%
National-Oilwell Varco, Inc.†	3,020	221,849
Oil Refining & Marketing — 0.7%
Sunoco, Inc.	1,530	110,833
Tesoro Corp.	990	47,223
Valero Energy Corp.	25,410	1,779,462
		1,937,518
Oil-Field Services — 3.4%
Baker Hughes, Inc.	34,580	2,804,438
BJ Services Co.	3,830	92,916
Halliburton Co.	11,510	436,344
Schlumberger, Ltd.	36,840	3,623,951
Smith International, Inc.	2,610	192,748
Weatherford International, Ltd.†	38,490	2,640,414
		9,790,811
Optical Supplies — 1.2%
Alcon, Inc.	24,880	3,558,835
Pharmacy Services — 0.1%
Express Scripts, Inc.†	3,290	240,170
Medco Health Solutions, Inc.†	1,580	160,212
		400,382
Pipelines — 0.0%
Questar Corp.	2,260	122,266
Publishing-Newspapers — 0.0%
The Washington Post Co., Class B	39	30,866
Real Estate Investment Trusts — 0.0%
ProLogis	1,280	81,126
Real Estate Management/Services — 0.4%
CB Richard Ellis Group, Inc., Class A†	58,300	1,256,365
Retail-Apparel/Shoe — 0.8%
Abercrombie & Fitch Co., Class A	28,290	2,262,351
Nordstrom, Inc.	1,590	58,401
The Gap, Inc.	3,350	71,288
		2,392,040
Retail-Auto Parts — 0.0%
AutoZone, Inc.†	580	69,548
Retail-Bedding — 0.0%
Bed Bath & Beyond, Inc.†	3,450	101,396
Retail-Building Products — 0.9%
Home Depot, Inc.	11,240	302,805
Lowe’s Cos., Inc.	102,640	2,321,717
		2,624,522
Retail-Computer Equipment — 0.0%
GameStop Corp., Class A†	2,070	128,568
Retail-Consumer Electronics — 0.1%
Best Buy Co., Inc.	4,580	241,137
RadioShack Corp.	1,050	17,703
		258,840
Retail-Discount — 1.0%
Costco Wholesale Corp.	22,470	1,567,507
Family Dollar Stores, Inc.	890	17,115
Target Corp.	6,180	309,000
TJX Cos., Inc.	5,700	163,761
Wal-Mart Stores, Inc.	17,590	836,053
		2,893,436
Retail-Drug Store — 0.5%
CVS Caremark Corp.	23,620	938,895
Walgreen Co.	8,800	335,104
		1,273,999
Retail-Jewelry — 0.0%
Tiffany & Co.	1,090	50,173
Retail-Major Department Stores — 1.0%
J.C. Penney Co., Inc.	59,510	2,617,845
Sears Holdings Corp.†	950	96,947
		2,714,792
Retail-Office Supplies — 0.1%
Staples, Inc.	6,180	142,573
Retail-Regional Department Stores — 0.1%
Kohl’s Corp.†	4,090	187,322
Retail-Restaurants — 0.5%
Darden Restaurants, Inc.	1,860	51,540
McDonald’s Corp.	7,570	445,949
Starbucks Corp.†	37,860	774,994
Yum! Brands, Inc.	6,640	254,113
		1,526,596
Rubber-Tires — 0.0%
The Goodyear Tire & Rubber Co.†	3,130	88,329
Savings & Loans/Thrifts — 0.0%
Hudson City Bancorp, Inc.	3,610	54,222
School — 0.0%
Apollo Group, Inc., Class A†	1,780	124,867
Semiconductor Equipment — 0.1%
Applied Materials, Inc.	6,310	112,065
KLA-Tencor Corp.	980	47,197
Novellus Systems, Inc.†	540	14,888
		174,150
Semiconductors Components-Intergrated Circuits — 0.5%
Analog Devices, Inc.	1,790	56,743
Linear Technology Corp.	45,970	1,463,225
		1,519,968
Steel-Producers — 0.1%
Nucor Corp.	3,760	222,667
United States Steel Corp.	1,540	186,202
		408,869
Steel-Specialty — 0.0%
Allegheny Technologies, Inc.	430	37,152
Telecom Equipment-Fiber Optics — 0.1%
Corning, Inc.	5,350	128,347

JDS Uniphase Corp.†	660	8,778
		137,125
Telecom Services — 0.4%
Time Warner Telecom, Inc., Class A†	52,590	1,067,051
Telephone-Integrated — 0.3%
Sprint Nextel Corp.	57,370	753,268
Theater — 0.2%
National CineMedia, Inc.	22,940	578,317
Therapeutics — 2.3%
Amylin Pharmaceuticals, Inc.†	22,680	839,160
Gilead Sciences, Inc.†	121,575	5,593,666
		6,432,826
Tobacco — 0.0%
UST, Inc.	2,050	112,340
Tools-Hand Held — 0.0%
Black & Decker Corp.	820	57,113
Toys — 0.1%
Mattel, Inc.	20,700	394,128
Transport-Rail — 0.1%
Burlington Northern Santa Fe Corp.	1,830	152,311
Transport-Services — 0.4%
C.H. Robinson Worldwide, Inc.	2,220	120,147
Expeditors International Washington, Inc.	2,790	124,657
FedEx Corp.	2,430	216,683
United Parcel Service, Inc., Class B	7,960	562,931
		1,024,418
Web Hosting/Design — 0.1%
Equinix, Inc.†	3,650	368,905
Web Portals/ISP — 3.8%
Google, Inc., Class A†	13,655	9,442,159
Yahoo!, Inc.†	55,580	1,292,791
		10,734,950
Wireless Equipment — 2.2%
American Tower Corp., Class A†	53,810	2,292,306
Crown Castle International Corp.†	17,330	720,928
Motorola, Inc.	29,840	478,634
QUALCOMM, Inc.	71,450	2,811,557
		6,303,425
Total Common Stock (cost $225,916,881)		277,545,577
EXCHANGE TRADED FUNDS — 0.6%
Index Fund — 0.6%
iShares S&P 500 Growth Index Fund (cost $1,588,832)	22,500	1,571,175
Total Long-Term Investment Securities (cost $227,505,713)		279,116,752

SHORT-TERM INVESTMENT SECURITIES — 2.1%
U.S. Government Agencies — 2.1%
Federal Home Loan Bank Disc. Notes 0.75% due 01/02/08 (cost $5,899,754)	$5,900,000	5,899,754
U.S. Government Treasuries — 0.0%
United States Treasury Bills 2.68% due 03/13/08 (2) (cost $59,679)	60,000	59,679
Total Short-Term Investment Securities (cost $5,959,433)		5,959,433
REPURCHASE AGREEMENTS — 0.5%
Agreement with State Street Bank & Trust Co., bearing interest at 2.65%, dated 12/31/07, to be repurchased 01/02/08 in the amount of $666,098 and collateralized by $580,000 of United States Treasury Bonds, bearing interest at 6.00%, due 02/15/26 and having an approximate value of $682,950	666,000	666,000
Agreement with State Street Bank & Trust Co., bearing interest at 3.25%, dated 12/31/07, to be repurchased 01/02/08 in the amount of $847,152 and collateralized by $735,000 of United States Treasury. Bonds, bearing interest at 6.00%, due 02/15/26 and having an approximate value of $865,463	847,000	847,000
Total Repurchase Agreements (cost $1,513,000)		1,513,000
TOTAL INVESTMENTS (cost $234,978,146) (3)	100.2%	286,589,185
Liabilities in excess of other assets	(0.2)	(571,616)
NET ASSETS	100.0%	$286,017,569

†	Non-income producing security
(1)	Security represents an investment in an affliated company; see Note 3
(2)	The security or a portion thereof was pledged as collateral to cover margin requirements for open future contracts.
(3)	See Note 4 for cost of investments on a tax basis.
(4)	Security was valued using fair value procedures at December 31, 2007. See Note 1 regarding fair value pricing procedures for foreign equity securities.
ADR - American Depository Receipt

Open Futures Contracts
					Unrealized
Number of		Expiration	Value at	Value as of	Appreciation
Contracts	Description	Date	Trade Date	December, 31 2007	(Depreciation)
4 Long	S&P Growth Index	March 2008	$695,983	$708,000	$12,017

See Notes to Portfolio of Investments

SEASONS SERIES TRUST

LARGE CAP COMPOSITE PORTFOLIO

Portfolio of Investments — December 31, 2007
(unaudited)

Security Description	Shares/Principal Amount	Value (Note 1)
COMMON STOCK — 96.3%
Advertising Agencies — 0.1%
Interpublic Group of Cos., Inc.†	582	$4,720
Omnicom Group, Inc.	403	19,155
		23,875
Aerospace/Defense — 1.1%
Boeing Co.	2,556	223,548
General Dynamics Corp.	2,496	222,119
Lockheed Martin Corp.	428	45,051
Northrop Grumman Corp.	418	32,872
Raytheon Co.	530	32,171
Rockwell Collins, Inc.	201	14,466
		570,227
Aerospace/Defense-Equipment — 0.7%
Goodrich Corp.	154	10,874
United Technologies Corp.	4,220	322,999
		333,873
Agricultural Chemicals — 0.5%
Monsanto Co.	2,175	242,926
Agricultural Operations — 0.1%
Archer-Daniels-Midland Co.	793	36,819
Airlines — 0.3%
Southwest Airlines Co.	12,606	153,793
Apparel Manufacturers — 0.6%
Coach, Inc.†	454	13,883
Jones Apparel Group, Inc.	105	1,679
Liz Claiborne, Inc.	123	2,503
Phillips-Van Heusen Corp.	7,300	269,078
Polo Ralph Lauren Corp.	73	4,511
VF Corp.	109	7,484
		299,138
Appliances — 0.0%
Whirlpool Corp.	95	7,755
Applications Software — 2.6%
Citrix Systems, Inc.†	234	8,894
Compuware Corp.†	353	3,134
Infosys Technologies, Ltd.(5)	2,222	98,948
Intuit, Inc.†	411	12,992
Microsoft Corp.	33,353	1,187,367
		1,311,335
Athletic Footwear — 0.1%
NIKE, Inc., Class B	474	30,450
Audio/Video Products — 0.1%
Harman International Industries, Inc.	875	64,496
Auto-Cars/Light Trucks — 0.1%
Ford Motor Co.†	2,604	17,525
General Motors Corp.	698	17,373
		34,898
Auto-Heavy Duty Trucks — 0.1%
PACCAR, Inc.	454	24,734
Auto/Truck Parts & Equipment-Original — 0.1%
Johnson Controls, Inc.	733	26,417
Banks-Commercial — 0.4%
BB&T Corp.	678	20,794
Commerce Bancorp, Inc.	240	9,154
Erste Bank der Oesterreichischen Sparkassen AG(5)	1,470	104,480
First Horizon National Corp.	156	2,831
M&T Bank Corp.	92	7,504
Marshall & Ilsley Corp.	318	8,421
Regions Financial Corp.	858	20,292
Synovus Financial Corp.	405	9,752
Zions Bancorp.	133	6,210
		189,438
Banks-Fiduciary — 1.5%
Northern Trust Corp.	1,736	132,943
State Street Corp.	4,077	331,052
The Bank of New York Mellon Corp.	6,105	297,680
		761,675
Banks-Super Regional — 2.0%
Bank of America Corp.	13,877	572,565
Capital One Financial Corp.	482	22,779
Comerica, Inc.	186	8,097
Fifth Third Bancorp	657	16,510
Huntington Bancshares, Inc.	451	6,657
KeyCorp	480	11,256
National City Corp.	782	12,872
PNC Financial Services Group, Inc.	431	28,295
SunTrust Banks, Inc.	431	26,933
US Bancorp	2,131	67,638
Wachovia Corp.	2,438	92,717
Wells Fargo & Co.	4,164	125,711
		992,030
Beverages-Non-alcoholic — 1.4%
Coca-Cola Enterprises, Inc.	353	9,189
Pepsi Bottling Group, Inc.	171	6,748
PepsiCo, Inc.	6,886	522,647
The Coca-Cola Co.	2,452	150,479
		689,063
Beverages-Wine/Spirits — 0.0%
Brown-Forman Corp., Class B	107	7,930
Constellation Brands, Inc., Class A†	239	5,650
		13,580
Brewery — 0.9%
Anheuser-Busch Cos., Inc.	7,006	366,694
InBev NV(5)	1,171	96,605
Molson Coors Brewing Co., Class B	169	8,724
		472,023
Broadcast Services/Program — 0.0%
Clear Channel Communications, Inc.	614	21,195
Building & Construction Products-Misc. — 0.0%
Masco Corp.	455	9,833
Vulcan Materials Co.	134	10,598
		20,431
Building Products-Air & Heating — 0.0%
Trane, Inc.	212	9,903
Building-Residential/Commerical — 0.0%
Centex Corp.	150	3,789
D.R. Horton, Inc.	342	4,504
KB Home	95	2,052
Lennar Corp., Class A	172	3,077
Pulte Homes, Inc.	262	2,762
		16,184

Cable TV — 0.9%
Comcast Corp., Class A†	3,792	69,242
DISH Network, Class A†	1,300	49,036
Rogers Communications, Inc., Class B	4,500	203,625
Shaw Communications, Inc., Class B	4,200	99,456
The DIRECTV Group, Inc.†	886	20,484
		441,843
Casino Hotels — 0.3%
Harrah’s Entertainment, Inc.	231	20,501
Las Vegas Sands Corp.†	1,100	113,355
MGM Mirage, Inc.†	400	33,608
		167,464
Casino Services — 0.3%
International Game Technology	3,489	153,272
Cellular Telecom — 0.7%
America Movil SAB de CV, Series L ADR	4,300	263,977
Leap Wireless International, Inc.†	900	41,976
MetroPCS Communications, Inc.†	1,600	31,120
		337,073
Chemicals-Diversified — 0.5%
E.I. du Pont de Nemours & Co.	4,409	194,393
PPG Industries, Inc.	202	14,186
Rohm & Haas Co.	155	8,226
The Dow Chemical Co.	1,165	45,924
		262,729
Chemicals-Specialty — 0.1%
Ashland, Inc.	69	3,273
Eastman Chemical Co.	100	6,109
Ecolab, Inc.	216	11,061
Hercules, Inc.	143	2,767
International Flavors & Fragrances, Inc.	100	4,813
Sigma-Aldrich Corp.	160	8,736
		36,759
Coal — 0.1%
CONSOL Energy, Inc.	224	16,021
Peabody Energy Corp.	327	20,156
		36,177
Coatings/Paint — 0.0%
The Sherwin-Williams Co.	129	7,487
Commercial Services — 0.0%
Convergys Corp.†	161	2,650
Commercial Services-Finance — 0.4%
Equifax, Inc.	163	5,927
H&R Block, Inc.	401	7,447
Moody’s Corp.	4,765	170,110
The Western Union Co.	927	22,507
		205,991
Computer Aided Design — 0.0%
Autodesk, Inc.†	285	14,182
Computer Services — 0.1%
Affiliated Computer Services, Inc., Class A†	124	5,593
Cognizant Technology Solutions Corp., Class A†	358	12,151
Computer Sciences Corp.†	215	10,636
Electronic Data Systems Corp.	632	13,101
Unisys Corp.†	429	2,029
		43,510
Computers — 2.8%
Apple, Inc.†	3,380	669,510
Dell, Inc.†	6,765	165,810
Hewlett-Packard Co.	7,381	372,593
International Business Machines Corp.	1,700	183,770
Sun Microsystems, Inc.†	1,022	18,529
		1,410,212
Computers-Integrated Systems — 0.0%
Teradata Corp.†	223	6,112
Computers-Memory Devices — 0.3%
EMC Corp.†	7,989	148,036
Network Appliance, Inc.†	425	10,608
SanDisk Corp.†	282	9,354
		167,998
Computers-Periphery Equipment — 0.0%
Lexmark International, Inc., Class A†	117	4,079
Consulting Services — 0.4%
Accenture Ltd., Class A	5,800	208,974
Consumer Products-Misc. — 0.1%
Clorox Co.	171	11,144
Fortune Brands, Inc.	188	13,604
Kimberly-Clark Corp.	522	36,195
		60,943
Containers-Metal/Glass — 0.0%
Ball Corp.	124	5,580
Containers-Paper/Plastic — 0.0%
Bemis Co., Inc.	124	3,395
Pactiv Corp.†	161	4,287
Sealed Air Corp.	199	4,605
		12,287
Cosmetics & Toiletries — 1.7%
Avon Products, Inc.	529	20,911
Colgate-Palmolive Co.	629	49,037
Procter & Gamble Co.	10,957	804,463
The Estee Lauder Cos., Inc., Class A	141	6,149
		880,560
Cruise Lines — 0.1%
Carnival Corp.	539	23,980
Data Processing/Management — 1.0%
Automatic Data Processing, Inc.	5,149	229,285
Fidelity National Information Services, Inc.	211	8,776
Fiserv, Inc.†	4,203	233,224
Paychex, Inc.	412	14,923
		486,208

Dental Supplies & Equipment — 0.0%
Patterson Cos., Inc.†	173	5,873
Disposable Medical Products — 0.0%
C.R. Bard, Inc.	126	11,945
Distribution/Wholesale — 0.1%
Fastenal Co.	900	36,378
Genuine Parts Co.	207	9,584
WW Grainger, Inc.	83	7,264
		53,226
Diversified Manufacturing Operations — 5.0%
3M Co.	3,580	301,866
Cooper Industries, Ltd., Class A	222	11,739
Danaher Corp.	4,512	395,883
Dover Corp.	245	11,292
Eaton Corp.	181	17,548
General Electric Co.	44,270	1,641,089
Honeywell International, Inc.	921	56,706
Illinois Tool Works, Inc.	510	27,305
Ingersoll-Rand Co., Ltd., Class A	336	15,614
ITT, Inc.	224	14,793
Leggett & Platt, Inc.	210	3,662
Parker Hannifin Corp.	208	15,665
Textron, Inc.	308	21,960
Tyco International, Ltd.	611	24,226
		2,559,348
Diversified Minerals — 0.4%
BHP Billiton, Ltd.(5)	6,405	224,612
Diversified Operations — 0.0%
Leucadia National Corp.	209	9,844
Drug Delivery Systems — 0.0%
Hospira, Inc.†	194	8,272
E-Commerce/Products — 0.6%
Amazon.com, Inc.†	2,579	238,919
B2W Companhia Global do Varejo(5)	1,100	43,510
		282,429
E-Commerce/Services — 0.4%
eBay, Inc.†	1,403	46,565
Expedia, Inc.†	4,114	130,085
IAC/InterActive Corp.†	227	6,111
Monster Worldwide, Inc.†	158	5,119
		187,880
Electric Products-Misc. — 0.1%
Emerson Electric Co.	971	55,017
Molex, Inc.	175	4,777
		59,794
Electric-Generation — 0.3%
The AES Corp.†	7,226	154,564
Electric-Integrated — 2.3%
Allegheny Energy, Inc.	205	13,040
Ameren Corp.	257	13,932
American Electric Power Co., Inc.	494	23,001
CenterPoint Energy, Inc.	396	6,783
CMS Energy Corp.	278	4,832
Consolidated Edison, Inc.	335	16,365
Constellation Energy Group, Inc.	223	22,864
Dominion Resources, Inc.	722	34,259
DTE Energy Co.	202	8,880
Duke Energy Corp.	12,956	261,322
Edison International	402	21,455
Entergy Corp.	240	28,685
Exelon Corp.	814	66,455
FirstEnergy Corp.	376	27,200
FPL Group, Inc.	3,602	244,143
Integrys Energy Group, Inc.	94	4,859
NiSource, Inc.	338	6,385
Pepco Holdings, Inc.	247	7,244
PG&E Corp.	437	18,830
Pinnacle West Capital Corp.	124	5,259
PPL Corp.	459	23,909
Progress Energy, Inc.	320	15,498
Public Service Enterprise Group, Inc.	2,614	256,799
Southern Co.	937	36,309
TECO Energy, Inc.	260	4,475
Xcel Energy, Inc.	518	11,691
		1,184,474
Electronic Components-Misc. — 0.8%
Hon Hai Precision Industry Co., Ltd.(5)	18,000	111,189
Jabil Circuit, Inc.	257	3,924
Tyco Electronics, Ltd.	7,714	286,421
		401,534
Electronic Components-Semiconductors — 1.8%
Advanced Micro Devices, Inc.†	745	5,587
Altera Corp.	414	7,998
Broadcom Corp., Class A†	581	15,187
Intel Corp.	22,815	608,248
LSI Logic Corp.†	871	4,625
MEMC Electronic Materials, Inc.†	283	25,043
Microchip Technology, Inc.	4,864	152,827
Micron Technology, Inc.†	938	6,800
National Semiconductor Corp.	290	6,566
NVIDIA Corp.†	686	23,338
QLogic Corp.†	169	2,400
Texas Instruments, Inc.	1,725	57,615
Xilinx, Inc.	363	7,939
		924,173
Electronic Forms — 0.1%
Adobe Systems, Inc.†	708	30,253
Electronic Measurement Instruments — 0.0%
Agilent Technologies, Inc.†	477	17,525
Electronics-Military — 0.0%
L-3 Communications Holdings, Inc.	155	16,421
Engineering/R&D Services — 0.7%
Fluor Corp.	109	15,883
Foster Wheeler, Ltd.†	1,400	217,028
Jacobs Engineering Group, Inc.†	149	14,246
McDermott International, Inc.†	1,400	82,642
		329,799

Engines-Internal Combustion — 0.0%
Cummins, Inc.	126	16,049
Enterprise Software/Service — 0.9%
BMC Software, Inc.†	242	8,625
CA, Inc.	484	12,076
Novell, Inc.†	432	2,968
Oracle Corp.†	20,266	457,606
		481,275
Entertainment Software — 0.4%
Electronic Arts, Inc.†	3,389	197,951
Filtration/Separation Products — 0.0%
Pall Corp.	151	6,088
Finance-Commercial — 0.0%
CIT Group, Inc.	234	5,623
Finance-Consumer Loans — 0.0%
SLM Corp.	636	12,809
Finance-Credit Card — 0.9%
American Express Co.	7,343	381,983
Discover Financial Services	589	8,882
Redecard SA(5)	2,900	46,431
		437,296
Finance-Investment Banker/Broker — 3.4%
Citigroup, Inc.	15,926	468,861
E*TRADE Financial Corp.†	523	1,857
JPMorgan Chase & Co.	9,045	394,814
Lehman Brothers Holdings, Inc.	654	42,798
Merrill Lynch & Co., Inc.	1,056	56,686
Morgan Stanley	6,409	340,382
The Bear Stearns Cos., Inc.	142	12,531
The Charles Schwab Corp.	7,356	187,946
The Goldman Sachs Group, Inc.	991	213,115
		1,718,990
Finance-Mortgage Loan/Banker — 0.4%
Countrywide Financial Corp.	714	6,383
Fannie Mae	1,207	48,256
Freddie Mac	816	27,801
Housing Development Finance Corp., Ltd.(5)	1,442	103,465
		185,905
Finance-Other Services — 0.8%
Bovespa Holding SA	10,000	192,696
CME Group, Inc.	268	183,848
IntercontinentalExchange, Inc.†	86	16,555
NYSE Euronext	327	28,701
		421,800
Financial Guarantee Insurance — 0.0%
Ambac Financial Group, Inc.	125	3,221
MBIA, Inc.	155	2,888
MGIC Investment Corp.	101	2,265
		8,374
Food-Confectionery — 0.1%
The Hershey Co.	207	8,156
Wm. Wrigley Jr. Co.	269	15,750
		23,906
Food-Dairy Products — 0.0%
Dean Foods Co.	162	4,189
Food-Meat Products — 0.0%
Tyson Foods, Inc., Class A	338	5,182
Food-Misc. — 1.1%
Campbell Soup Co.	275	9,826
ConAgra Foods, Inc.	601	14,298
General Mills, Inc.	417	23,769
Groupe Danone(5)	823	73,528
H.J. Heinz Co.	391	18,252
Kellogg Co.	326	17,092
Kraft Foods, Inc., Class A	11,409	372,276
McCormick & Co., Inc.	158	5,990
Sara Lee Corp.	894	14,357
		549,388
Food-Retail — 0.3%
Safeway, Inc.	546	18,679
The Kroger Co.	841	22,463
Whole Foods Market, Inc.	3,072	125,337
		166,479
Food-Wholesale/Distribution — 0.3%
SUPERVALU, Inc.	261	9,793
Sysco Corp.	4,750	148,247
		158,040
Forestry — 0.1%
Plum Creek Timber Co., Inc.	213	9,806
Weyerhaeuser Co.	259	19,099
		28,905
Gas-Distribution — 0.0%
Nicor, Inc.	56	2,372
Sempra Energy	323	19,987
		22,359
Health Care Cost Containment — 0.2%
McKesson Corp.	1,857	121,652
Home Decoration Products — 0.0%
Newell Rubbermaid, Inc.	345	8,929
Hotels/Motels — 0.2%
Marriott International, Inc., Class A	2,786	95,226
Starwood Hotels & Resorts Worldwide, Inc.(1)	246	10,831
Wyndham Worldwide Corp.	220	5,183
		111,240
Human Resources — 0.0%
Robert Half International, Inc.	199	5,381
Independent Power Producer — 0.0%
Dynegy, Inc., Class A†	612	4,370
Industrial Automated/Robotic — 0.0%
Rockwell Automation, Inc.	184	12,689
Industrial Gases — 0.3%
Air Products & Chemicals, Inc.	266	26,235
Praxair, Inc.	1,290	114,436
		140,671

Instruments-Scientific — 0.1%
Applera Corp. - Applied Biosystems Group	208	7,055
PerkinElmer, Inc.	146	3,799
Thermo Fisher Scientific, Inc.†	521	30,051
Waters Corp.†	124	9,805
		50,710
Insurance Brokers — 0.1%
AON Corp.	362	17,264
Marsh & McLennan Cos., Inc.	642	16,994
		34,258
Insurance-Life/Health — 0.9%
AFLAC, Inc.	602	37,703
CIGNA Corp.	2,344	125,943
Genworth Financial, Inc., Class A	541	13,769
Lincoln National Corp.	332	19,329
Principal Financial Group	323	22,235
Prudential Financial, Inc.	2,160	200,966
Torchmark Corp.	114	6,901
UnumProvident Corp.	445	10,587
		437,433
Insurance-Multi-line — 1.4%
ACE, Ltd.	407	25,144
Allstate Corp.	704	36,770
American International Group, Inc.(1)	3,130	182,479
Assurant, Inc.	1,518	101,554
Cincinnati Financial Corp.	205	8,106
Hartford Financial Services Group, Inc.	3,087	269,156
Loews Corp.	542	27,284
MetLife, Inc.	914	56,321
XL Capital, Ltd., Class A	220	11,068
		717,882
Insurance-Property/Casualty — 0.8%
Chubb Corp.	6,674	364,267
SAFECO Corp.	117	6,514
The Progressive Corp.	861	16,497
The Travelers Cos., Inc.	796	42,825
		430,103
Internet Infrastructure Software — 0.0%
Akamai Technologies, Inc.†	205	7,093
Internet Security — 0.5%
Symantec Corp.†	1,070	17,270
VeriSign, Inc.†	6,273	235,927
		253,197
Investment Companies — 0.0%
American Capital Strategies, Ltd.	237	7,812
Investment Management/Advisor Services — 1.1%
Ameriprise Financial, Inc.	286	15,761
BlackRock, Inc.	400	86,720
Federated Investors, Inc., Class B	107	4,404
Franklin Resources, Inc.	1,700	194,531
Invesco, Ltd.	7,300	229,074
Janus Capital Group, Inc.	189	6,209
Legg Mason, Inc.	166	12,143
T. Rowe Price Group, Inc.	326	19,847
		568,689
Leisure Products — 0.0%
Brunswick Corp.	109	1,858
Linen Supply & Related Items — 0.0%
Cintas Corp.	167	5,615
Machinery-Construction & Mining — 0.3%
Caterpillar, Inc.	785	56,960
Joy Global, Inc.	1,000	65,820
Terex Corp.†	127	8,327
		131,107
Machinery-Electrical — 0.3%
Schneider Electric SA(5)	1,250	167,140
Machinery-Farming — 0.3%
Deere & Co.	1,448	134,838
Machinery-General Industrial — 0.0%
The Manitowoc Co., Inc.	160	7,813
Medical Information Systems — 0.0%
IMS Health, Inc.	239	5,507
Medical Instruments — 0.8%
Boston Scientific Corp.†	1,656	19,259
Medtronic, Inc.	6,095	306,396
St. Jude Medical, Inc.†	2,322	94,366
		420,021
Medical Labs & Testing Services — 0.3%
Laboratory Corp. of America Holdings†	2,142	161,785
Quest Diagnostics, Inc.	194	10,263
		172,048
Medical Products — 2.1%
Baxter International, Inc.	782	45,395
Becton Dickinson & Co.	1,801	150,528
Covidien, Ltd.	3,264	144,562
Johnson & Johnson	7,031	468,968
Stryker Corp.	1,894	141,520
Varian Medical Systems, Inc.†	154	8,033
Zimmer Holdings, Inc.†	1,690	111,793
		1,070,799
Medical-Biomedical/Gene — 0.7%
Amgen, Inc.†	1,342	62,323
Biogen Idec, Inc.†	362	20,605
Celgene Corp.†	1,376	63,585
Genentech, Inc.†	2,800	187,796
Genzyme Corp.†	328	24,416
Millipore Corp.†	67	4,903
		363,628
Medical-Drugs — 3.2%
Abbott Laboratories	1,907	107,078
Allergan, Inc.	3,179	204,219
Bristol-Myers Squibb Co.	2,441	64,735
Eli Lilly & Co.	1,218	65,029
Forest Laboratories, Inc.†	385	14,033

King Pharmaceuticals, Inc.†	302	3,093
Merck & Co., Inc.	7,986	464,066
Pfizer, Inc.	17,568	399,321
Roche Holding AG	465	80,097
Schering-Plough Corp.	5,599	149,157
Wyeth	1,652	73,002
		1,623,830
Medical-Generic Drugs — 0.9%
Barr Pharmaceuticals, Inc.†	4,233	224,772
Mylan, Inc.	16,573	233,017
Watson Pharmaceuticals, Inc.†	128	3,474
		461,263
Medical-HMO — 2.3%
Aetna, Inc.	5,217	301,177
Coventry Health Care, Inc.†	191	11,317
Humana, Inc.†	1,509	113,643
UnitedHealth Group Inc.	5,994	348,851
WellPoint, Inc.†	4,505	395,223
		1,170,211
Medical-Hospitals — 0.0%
Tenet Healthcare Corp.†	585	2,972
Medical-Wholesale Drug Distribution — 0.1%
AmerisourceBergen Corp.	207	9,288
Cardinal Health, Inc.	446	25,757
		35,045
Metal Processors & Fabrication — 0.1%
Precision Castparts Corp.	170	23,579
Metal-Aluminum — 0.4%
Alcoa, Inc.	4,947	180,813
Metal-Diversified — 0.3%
Freeport-McMoRan Copper & Gold, Inc.	1,671	171,177
Mining — 0.1%
Newmont Mining Corp.	558	27,247
Motorcycle/Motor Scooter — 0.0%
Harley-Davidson, Inc.	298	13,920
Multimedia — 1.7%
Meredith Corp.	47	2,584
Naspers, Ltd.(5)	4,996	117,601
News Corp., Class A	13,454	275,672
The E.W. Scripps Co., Class A	111	4,996
The McGraw-Hill Cos., Inc.	5,906	258,742
The Walt Disney Co.	2,349	75,826
Time Warner, Inc.	4,460	73,635
Viacom, Inc., Class B†	810	35,575
		844,631
Networking Products — 1.6%
Cisco Systems, Inc.†	24,686	668,250
Juniper Networks, Inc.†	5,044	167,461
		835,711
Non-Ferrous Metals — 0.0%
Titanium Metals Corp.	108	2,857

Non-Hazardous Waste Disposal — 0.5%
Allied Waste Industries, Inc.†	357	3,934
Waste Management, Inc.	7,127	232,839
		236,773
Office Automation & Equipment — 0.1%
Pitney Bowes, Inc.	268	10,195
Xerox Corp.	1,141	18,473
		28,668
Office Supplies & Forms — 0.0%
Avery Dennison Corp.	131	6,961
Oil & Gas Drilling — 0.2%
ENSCO International, Inc.	179	10,672
Nabors Industries, Ltd.†	349	9,559
Noble Corp.	331	18,705
Rowan Cos., Inc.	137	5,406
Transocean, Inc.†	392	56,115
		100,457
Oil Companies-Exploration & Production — 1.1%
Anadarko Petroleum Corp.	575	37,772
Apache Corp.	409	43,984
Chesapeake Energy Corp.	560	21,952
Devon Energy Corp.	549	48,811
EOG Resources, Inc.	1,804	161,007
Murphy Oil Corp.	1,332	113,007
Noble Energy, Inc.	212	16,858
Occidental Petroleum Corp.	1,022	78,684
Range Resources Corp.	184	9,450
XTO Energy, Inc.	597	30,662
		562,187
Oil Companies-Integrated — 6.4%
Chevron Corp.	6,705	625,778
ConocoPhillips	6,274	553,994
ExxonMobil Corp.	13,744	1,287,676
Hess Corp.	343	34,595
Marathon Oil Corp.	8,176	497,591
Total SA(5)	3,148	261,251
		3,260,885
Oil Field Machinery & Equipment — 0.1%
National-Oilwell Varco, Inc.†	440	32,322
Oil Refining & Marketing — 0.7%
Sunoco, Inc.	4,445	321,996
Tesoro Corp.	169	8,061
Valero Energy Corp.	679	47,550
		377,607
Oil-Field Services — 2.4%
Baker Hughes, Inc.	3,193	258,952
BJ Services Co.	361	8,758
Halliburton Co.	1,087	41,208
Schlumberger, Ltd.	8,776	863,295
Smith International, Inc.	247	18,241
Weatherford International, Ltd.†	416	28,538
		1,218,992
Optical Supplies — 0.2%
Alcon, Inc.	800	114,432

Paper & Related Products — 0.4%
International Paper Co.	5,628	182,235
MeadWestvaco Corp.	228	7,136
		189,371
Pharmacy Services — 0.4%
Express Scripts, Inc.†	311	22,703
Medco Health Solutions, Inc.†	1,730	175,422
		198,125
Photo Equipment & Supplies — 0.0%
Eastman Kodak Co.	355	7,764
Pipelines — 0.1%
El Paso Corp.	864	14,895
Questar Corp.	213	11,523
Spectra Energy Corp.	780	20,140
Williams Cos., Inc.	732	26,191
		72,749
Printing-Commercial — 0.0%
R.R. Donnelley & Sons Co.	265	10,001
Publishing-Newspapers — 0.0%
Gannett Co., Inc.	286	11,154
The New York Times Co., Class A	178	3,120
The Washington Post Co., Class B	7	5,540
		19,814
Real Estate Investment Trusts — 0.3%
Apartment Investment & Management Co., Class A	118	4,098
AvalonBay Communities, Inc.	97	9,132
Boston Properties, Inc.	147	13,496
Developers Diversified Realty Corp.	152	5,820
Equity Residential	334	12,181
General Growth Properties, Inc.	301	12,395
Host Hotels & Resorts, Inc.	645	10,991
Kimco Realty Corp.	312	11,357
ProLogis	318	20,155
Public Storage, Inc.	154	11,305
Simon Property Group, Inc.	275	23,886
Vornado Realty Trust	165	14,512
		149,328
Real Estate Management/Services — 0.0%
CB Richard Ellis Group, Inc., Class A†	244	5,258
Real Estate Operations & Development — 0.4%
DLF, Ltd.(5)	6,700	181,105
Retail-Apparel/Shoe — 0.8%
Abercrombie & Fitch Co., Class A	106	8,477
American Eagle Outfitters, Inc.	15,000	311,550
Limited Brands, Inc.	383	7,250
Lojas Renner SA(5)	2,100	42,028
Nordstrom, Inc.	232	8,522
The Gap, Inc.	575	12,236
		390,063
Retail-Auto Parts — 0.0%
AutoZone, Inc.†	54	6,475
Retail-Automobile — 0.0%
AutoNation, Inc.†	170	2,662
Retail-Bedding — 0.1%
Bed Bath & Beyond, Inc.†	2,427	71,330
Retail-Building Products — 0.5%
Home Depot, Inc.	7,682	206,953
Lowe’s Cos., Inc.	1,805	40,829
		247,782
Retail-Computer Equipment — 0.0%
GameStop Corp., Class A†	196	12,174
Retail-Consumer Electronics — 0.1%
Best Buy Co., Inc.	433	22,797
Circuit City Stores, Inc.	208	874
RadioShack Corp.	162	2,731
		26,402
Retail-Discount — 1.0%
Big Lots, Inc.†	112	1,791
Costco Wholesale Corp.	3,236	225,743
Family Dollar Stores, Inc.	173	3,327
Target Corp.	2,325	116,250
TJX Cos., Inc.	539	15,485
Wal-Mart Stores, Inc.	2,916	138,598
		501,194
Retail-Drug Store — 1.4%
CVS Caremark Corp.	12,833	510,112
Walgreen Co.	4,624	176,082
		686,194
Retail-Jewelry — 0.0%
Tiffany & Co.	167	7,687
Retail-Major Department Stores — 0.0%
J.C. Penney Co., Inc.	274	12,053
Sears Holdings Corp.†	90	9,185
		21,238
Retail-Office Supplies — 0.1%
Office Depot, Inc.†	337	4,688
OfficeMax, Inc.	93	1,921
Staples, Inc.	873	20,140
		26,749
Retail-Regional Department Stores — 0.8%
Dillard’s, Inc., Class A	70	1,315
Kohl’s Corp.†	8,387	384,125
Macy’s, Inc.	534	13,814
		399,254
Retail-Restaurants — 0.6%
Darden Restaurants, Inc.	175	4,849
McDonald’s Corp.	1,459	85,950
Starbucks Corp.†	901	18,443
Wendy’s International, Inc.	108	2,791
Yum! Brands, Inc.	5,428	207,730
		319,763
Rubber-Tires — 0.0%
The Goodyear Tire & Rubber Co.†	296	8,353
Savings & Loans/Thrifts — 0.5%
Hudson City Bancorp, Inc.	642	9,643
People’s United Financial, Inc.	13,800	245,640
Sovereign Bancorp, Inc.	445	5,073
Washington Mutual, Inc.	1,072	14,590
		274,946

School — 0.0%
Apollo Group, Inc., Class A†	169	11,855
Semiconductor Equipment — 0.4%
Applied Materials, Inc.	9,600	170,496
KLA-Tencor Corp.	225	10,836
Novellus Systems, Inc.†	143	3,942
Teradyne, Inc.†	214	2,213
		187,487
Semiconductors Components-Intergrated Circuits — 0.4%
Analog Devices, Inc.	374	11,856
Linear Technology Corp.	276	8,785
Marvell Technology Group, Ltd.†	9,400	131,412
Maxim Integrated Products, Inc.	2,000	52,960
		205,013
Soap & Cleaning Preparation — 0.1%
Reckitt Benckiser Group PLC(5)	1,202	69,438
Software Tools — 0.2%
TomTom NY†(5)	1,415	105,752
Steel-Producers — 0.1%
Nucor Corp.	355	21,023
United States Steel Corp.	146	17,653
		38,676
Steel-Specialty — 0.0%
Allegheny Technologies, Inc.	126	10,886
Telecom Equipment-Fiber Optics — 0.8%
Ciena Corp.†	106	3,616
Corning, Inc.	15,744	377,699
JDS Uniphase Corp.†	271	3,604
		384,919
Telecom Services — 0.8%
Amdocs, Ltd.†	3,200	110,304
Bharti Airtel, Ltd.†(5)	7,522	188,933
Embarq Corp.	189	9,361
Idea Cellular, Ltd.†(5)	20,774	73,633
		382,231
Telecommunication Equipment — 0.0%
Tellabs, Inc.†	542	3,545
Telephone-Integrated — 2.3%
AT&T, Inc.	15,383	639,317
CenturyTel, Inc.	136	5,639
Citizens Communications Co.	404	5,143
Qwest Communications International, Inc.†	1,938	13,585
Sprint Nextel Corp.	3,509	46,073
Verizon Communications, Inc.	10,066	439,784
Windstream Corp.	589	7,669
		1,157,210
Television — 0.0%
CBS Corp., Class B	845	23,026

Therapeutics — 0.6%
Gilead Sciences, Inc.†	6,249	287,517
Tobacco — 1.0%
Altria Group, Inc.	6,699	506,310
Reynolds American, Inc.	211	13,918
UST, Inc.	193	10,576
		530,804
Tools-Hand Held — 0.0%
Black & Decker Corp.	77	5,363
Snap-on, Inc.	71	3,425
The Stanley Works	101	4,897
		13,685
Toys — 0.6%
Hasbro, Inc.	181	4,630
Mattel, Inc.	453	8,625
Nintendo Co., Ltd.	500	303,574
		316,829
Transport-Rail — 0.2%
Burlington Northern Santa Fe Corp.	368	30,629
CSX Corp.	519	22,825
Norfolk Southern Corp.	478	24,110
Union Pacific Corp.	324	40,701
		118,265
Transport-Services — 1.1%
C.H. Robinson Worldwide, Inc.	209	11,311
Expeditors International of Washington, Inc.	2,463	110,047
FedEx Corp.	382	34,063
Ryder System, Inc.	72	3,384
United Parcel Service, Inc., Class B	5,297	374,604
		533,409
Web Portals/ISP — 1.7%
Google, Inc., Class A†	1,136	785,521
Yahoo!, Inc.†	4,449	103,484
		889,005
Wireless Equipment — 1.9%
American Tower Corp., Class A†	11,099	472,817
Motorola, Inc.	2,819	45,217
QUALCOMM, Inc.	11,619	457,208
		975,242
Total Common Stock (cost $42,115,716)		49,040,500
EXCHANGE TRADED FUNDS — 0.6%
Index Fund-Large Cap — 0.6%
SPDR Trust, Series 1
(cost $310,438)	2,100	307,041
Total Long-Term Investment Securities (cost $42,426,154)		49,347,541
SHORT-TERM INVESTMENT SECURITIES — 0.8%
Registered Investment Companies — 0.7%
T. Rowe Price Reserve Investment Fund.	397,349	397,349

U.S. Government Treasuries — 0.1%
United States Treasury Bills 2.68% due 03/13/08(2)	$30,000	29,839
Total Short-Term Investment Securities (cost $427,188)		427,188
REPURCHASE AGREEMENTS — 1.5%
Agreement with State Street Bank & Trust Co., bearing interest at 2.65%, dated 12/31/07, to be repurchased 01/02/08 in the amount of $288,042 and collateralized by $250,000 of United States Treasury Bonds, bearing interest at 6.00%, due 02/15/26 and having an approximate value of $294,375	288,000	288,000
State Street Bank & Trust Co. Joint Repurchase Agreement(3)	501,000	501,000
Total Repurchase Agreements (cost $789,000)		789,000
TOTAL INVESTMENTS (cost $43,642,342) (4)	99.2%	50,563,729
Other assets less liabilities	0.8	383,190
NET ASSETS	100.0%	$50,946,919

†	Non-income producing security
(1)	Security represents an investment in an affliated company; see Note 3
(2)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(3)	See Note 2 for details of Joint Repurchase Agreements.
(4)	See Note 4 for cost of investments on a tax basis.
(5)	Security was valued using fair value procedures at December 31, 2007. See Note 1 regarding fair value pricing procedures for foreign equity securities.

Open Futures Contracts
Number of Contracts	Description	Expiration Date	Value at Trade Date	Value as of December 31, 2007	Unrealized Appreciation (Depreciation)
1 Long	S&P 500 Index	March 2008	$364,242	$369,300	$5,058

See Notes to Portfolio of Investments

SEASONS SERIES TRUST

LARGE CAP VALUE PORTFOLIO

Portfolio of Investments — December 31, 2007

(unaudited)

Security Description	Shares/Principal Amount	Value (Note 1)
COMMON STOCK — 97.0%
Advertising Agency — 0.0%
Interpublic Group of Cos., Inc.†	9,350	$75,829
Aerospace/Defense — 1.4%
Boeing Co.	8,140	711,924
General Dynamics Corp.	38,000	3,381,620
Northrop Grumman Corp.	6,720	528,461
Raytheon Co.	15,620	948,134
		5,570,139
Aerospace/Defense-Equipment — 0.2%
Goodrich Corp.	1,540	108,739
United Technologies Corp.	6,860	525,065
		633,804
Agricultural Chemicals — 0.8%
Agrium, Inc.	36,900	2,664,549
Monsanto Co.	5,210	581,905
		3,246,454
Agricultural Operations — 0.1%
Archer-Daniels-Midland Co.	7,270	337,546
Airlines — 0.2%
AMR Corp.†	22,500	315,675
Southwest Airlines Co.	42,960	524,112
		839,787
Apparel Manufacturers — 0.1%
Jones Apparel Group, Inc.	1,690	27,023
Liz Claiborne, Inc.	1,970	40,090
VF Corp.	1,740	119,468
		186,581
Appliances — 0.1%
Whirlpool Corp.	5,530	451,414
Applications Software — 0.7%
Compuware Corp.†	2,960	26,285
Microsoft Corp.	76,400	2,719,840
		2,746,125
Audio/Video Products — 0.2%
Sony Corp. ADR	13,400	727,620
Auto-Cars/Light Trucks — 0.2%
Ford Motor Co.†	95,150	640,359
General Motors Corp.	11,220	279,266
		919,625
Auto-Heavy Duty Trucks — 0.0%
PACCAR, Inc.	2,710	147,641
Auto/Truck Parts & Equipment-Original — 0.1%
Johnson Controls, Inc.	6,010	216,600
Banks-Commercial — 0.8%
BB&T Corp.	10,890	333,996
First Horizon National Corp.	2,500	45,375
Lloyds TSB Group PLC ADR	42,700	1,607,655
M&T Bank Corp.	1,480	120,724
Marshall & Ilsley Corp.	5,108	135,260
Regions Financial Corp.	13,790	326,133
Royal Bank of Scotland Group PLC (5)	46,700	419,839
Synovus Financial Corp.	6,510	156,761
Zions Bancorp.	2,140	99,917
		3,245,660
Banks-Fiduciary — 1.5%
Northern Trust Corp.	2,090	160,052
State Street Corp.	18,540	1,505,448
The Bank of New York Mellon Corp.	90,410	4,408,392
		6,073,892
Banks-Super Regional — 7.5%
Bank of America Corp.	189,620	7,823,721
Capital One Financial Corp.	24,740	1,169,212
Comerica, Inc.	3,010	131,025
Fifth Third Bancorp	50,170	1,260,772
Huntington Bancshares, Inc.	7,260	107,158
KeyCorp	13,510	316,810
National City Corp.	30,670	504,828
PNC Financial Services Group, Inc.	34,430	2,260,329
SunTrust Banks, Inc.	51,130	3,195,114
US Bancorp	163,040	5,174,890
Wachovia Corp.	89,555	3,405,777
Wells Fargo & Co.	145,820	4,402,306
		29,751,942
Beverages-Non-alcoholic — 1.1%
Coca-Cola Enterprises, Inc.	5,670	147,590
PepsiCo, Inc.	30,000	2,277,000
The Coca-Cola Co.	32,750	2,009,868
		4,434,458
Beverages-Wine/Spirits — 0.0%
Brown-Forman Corp., Class B	650	48,171
Constellation Brands, Inc., Class A†	1,990	47,044
		95,215
Brewery — 0.4%
Anheuser-Busch Cos., Inc.	29,600	1,549,264
Molson Coors Brewing Co., Class B	2,710	139,890
		1,689,154
Broadcast Services/Program — 0.1%
Clear Channel Communications, Inc.	9,870	340,712
Building & Construction Products-Misc. — 0.6%
Masco Corp.	53,910	1,164,995
USG Corp.†	13,900	497,481
Vulcan Materials Co.	10,890	861,290
		2,523,766
Building Products-Air & Heating — 0.4%
Trane, Inc.	36,100	1,686,231
Building-Residential/Commerical — 0.2%
Centex Corp.	2,410	60,877
D.R. Horton, Inc.	39,800	524,166
KB Home	1,520	32,832
Lennar Corp., Class A	2,760	49,376
Pulte Homes, Inc.	1,970	20,764
		688,015
Cable TV — 0.7%
Cablevision Systems Corp., Class A†	21,500	526,750
Comcast Corp., Class A†	109,790	2,004,765
The DIRECTV Group, Inc.†	8,550	197,676
		2,729,191
Casino Hotel — 0.1%
Harrah’s Entertainment, Inc.	2,300	204,125

Chemicals-Diversified — 1.5%
E.I. du Pont de Nemours & Co.	83,940	3,700,915
PPG Industries, Inc.	3,240	227,545
Rohm & Haas Co.	2,490	132,144
The Dow Chemical Co.	48,720	1,920,542
		5,981,146
Chemicals-Specialty — 0.3%
Ashland, Inc.	1,100	52,173
Eastman Chemical Co.	680	41,541
Hercules, Inc.	1,260	24,381
International Flavors & Fragrances, Inc.	22,310	1,073,780
		1,191,875
Coal — 0.0%
Peabody Energy Corp.	2,580	159,031
Coatings/Paint — 0.0%
The Sherwin-Williams Co.	560	32,502
Commercial Services — 0.0%
Convergys Corp.†	2,580	42,467
Commercial Services-Finance — 0.2%
H&R Block, Inc.	46,100	856,077
Computer Services — 0.3%
Affiliated Computer Services, Inc., Class A†	620	27,962
Computer Sciences Corp.†	15,750	779,152
Electronic Data Systems Corp.	23,650	490,265
Unisys Corp.†	6,910	32,684
		1,330,063
Computers — 2.0%
Dell, Inc.†	51,200	1,254,912
Hewlett-Packard Co.	59,500	3,003,560
International Business Machines Corp.	21,020	2,272,262
Sun Microsystems, Inc.†	70,725	1,282,244
		7,812,978
Computers-Integrated Systems — 0.0%
Teradata Corp.†	1,950	53,450
Computers-Memory Devices — 0.1%
EMC Corp.†	22,060	408,772
Consumer Products-Misc. — 0.9%
Fortune Brands, Inc.	15,670	1,133,881
Kimberly-Clark Corp.	35,790	2,481,679
		3,615,560
Containers-Paper/Plastic — 0.0%
Bemis Co., Inc.	2,000	54,760
Sealed Air Corp.	3,190	73,817
		128,577
Cosmetics & Toiletries — 1.6%
Avon Products, Inc.	24,000	948,720
Colgate-Palmolive Co.	32,500	2,533,700
Procter & Gamble Co.	38,900	2,856,038
		6,338,458
Cruise Lines — 0.1%
Carnival Corp.	8,660	385,283
Data Processing/Management — 0.1%
Automatic Data Processing, Inc.	4,900	218,197
Fidelity National Information Services, Inc.	1,520	63,217
Paychex, Inc.	2,310	83,668
		365,082
Distribution/Wholesale — 0.6%
Genuine Parts Co.	18,240	844,512
Ingram Micro, Inc., Class A†	71,600	1,291,664
WW Grainger, Inc.	770	67,390
		2,203,566
Diversified Manufacturing Operations — 6.0%
3M Co.	24,810	2,091,979
Cooper Industries, Ltd., Class A	14,610	772,577
Dover Corp.	3,930	181,134
Eaton Corp.	1,630	158,028
General Electric Co.	447,930	16,604,765
Honeywell International, Inc.	28,680	1,765,828
Illinois Tool Works, Inc.	28,370	1,518,930
Ingersoll-Rand Co., Ltd., Class A	3,190	148,239
Leggett & Platt, Inc.	3,380	58,947
Parker Hannifin Corp.	1,440	108,446
Textron, Inc.	3,020	215,326
Tyco International, Ltd.	9,812	389,046
		24,013,245
E-Commerce/Services — 0.0%
IAC/InterActive Corp.†	3,670	98,796
Monster Worldwide, Inc.†	1,670	54,108
		152,904
Electric Products-Misc. — 0.1%
Emerson Electric Co.	8,130	460,646
Molex, Inc.	2,810	76,713
		537,359
Electric-Integrated — 6.1%
Allegheny Energy, Inc.	2,350	149,483
Ameren Corp.	4,120	223,345
American Electric Power Co., Inc.	7,930	369,221
CenterPoint Energy, Inc.	6,370	109,118
CMS Energy Corp.	4,470	77,689
Consolidated Edison, Inc.	26,190	1,279,381
Dominion Resources, Inc.	11,600	550,420
DTE Energy Co.	3,250	142,870
Duke Energy Corp.	66,960	1,350,583
Edison International	6,450	344,236
Entergy Corp.	26,850	3,209,112
Exelon Corp.	28,380	2,316,943
FirstEnergy Corp.	19,950	1,443,183
FPL Group, Inc.	59,970	4,064,767
Integrys Energy Group, Inc.	1,510	78,052
NiSource, Inc.	61,740	1,166,269
Pepco Holdings, Inc.	3,960	116,147
PG&E Corp.	7,020	302,492
Pinnacle West Capital Corp.	14,480	614,097
PPL Corp.	7,390	384,945
Progress Energy, Inc.	25,430	1,231,575
Public Service Enterprise Group, Inc.	5,040	495,130
SCANA Corp.	26,400	1,112,760
Southern Co.	49,450	1,916,187

TECO Energy, Inc.	18,490	318,213
Xcel Energy, Inc.	44,030	993,757
		24,359,975
Electronic Components-Misc. — 0.1%
Jabil Circuit, Inc.	4,120	62,912
Tyco Electronics, Ltd.	9,860	366,102
		429,014
Electronic Components-Semiconductors — 1.4%
Advanced Micro Devices, Inc.†	8,870	66,525
Altera Corp.	2,810	54,289
Broadcom Corp., Class A†	5,130	134,098
Intel Corp.	176,380	4,702,291
LSI Logic Corp.†	14,000	74,340
Microchip Technology, Inc.	4,240	133,221
Micron Technology, Inc.†	15,080	109,330
Texas Instruments, Inc.	11,650	389,110
Xilinx, Inc.	2,740	59,924
		5,723,128
Electronic Measurement Instruments — 0.1%
Agilent Technologies, Inc.†	5,530	203,172
Engineering/R&D Services — 0.0%
Fluor Corp.	850	123,862
Enterprise Software/Service — 0.0%
CA, Inc.	5,060	126,247
Novell, Inc.†	4,450	30,572
		156,819
Filtration/Separation Products — 0.0%
Pall Corp.	1,260	50,803
Finance-Commercial — 0.0%
CIT Group, Inc.	3,770	90,593
Finance-Consumer Loans — 0.2%
SLM Corp.	34,300	690,802
Finance-Credit Card — 0.3%
Discover Financial Services	69,562	1,048,995
Finance-Investment Banker/Broker — 5.8%
Citigroup, Inc.	146,806	4,321,969
E*TRADE Financial Corp.†	8,400	29,820
JPMorgan Chase & Co.	198,322	8,656,755
Lehman Brothers Holdings, Inc.	10,510	687,774
Merrill Lynch & Co., Inc.	46,570	2,499,878
Morgan Stanley	47,550	2,525,380
The Bear Stearns Cos., Inc.	2,290	202,093
The Charles Schwab Corp.	17,890	457,089
The Goldman Sachs Group, Inc.	11,760	2,528,988
UBS AG	29,800	1,370,800
		23,280,546
Finance-Mortgage Loan/Banker — 0.5%
Countrywide Financial Corp.	38,180	341,329
Fannie Mae	33,860	1,353,723
Freddie Mac	13,120	446,998
		2,142,050
Financial Guarantee Insurance — 0.0%
Ambac Financial Group, Inc.	2,000	51,540
MBIA, Inc.	2,490	46,389
MGIC Investment Corp.	860	19,290
		117,219
Food-Confectionery — 0.3%
The Hershey Co.	26,900	1,059,860
Food-Dairy Products — 0.0%
Dean Foods Co.	2,610	67,495
Food-Meat Products — 0.4%
Tyson Foods, Inc., Class A	97,130	1,489,003
Food-Misc. — 1.9%
Campbell Soup Co.	11,200	400,176
ConAgra Foods, Inc.	60,170	1,431,444
General Mills, Inc.	24,220	1,380,540
H.J. Heinz Co.	6,280	293,150
Kellogg Co.	24,400	1,279,292
Kraft Foods, Inc., Class A	57,690	1,882,425
McCormick & Co., Inc.	14,390	545,525
Sara Lee Corp.	14,360	230,622
		7,443,174
Food-Retail — 0.9%
Safeway, Inc.	48,670	1,665,001
The Kroger Co.	66,710	1,781,824
Whole Foods Market, Inc.	1,080	44,064
		3,490,889
Food-Wholesale/Distribution — 0.5%
SUPERVALU, Inc.	51,790	1,943,161
Sysco Corp.	4,820	150,432
		2,093,593
Forestry — 0.1%
Plum Creek Timber Co., Inc.	1,950	89,778
Weyerhaeuser Co.	4,160	306,758
		396,536
Gas-Distribution — 0.1%
Nicor, Inc.	890	37,692
Sempra Energy	5,190	321,157
		358,849
Health Care Cost Containment — 0.1%
McKesson Corp.	5,750	376,682
Home Decoration Products — 0.3%
Newell Rubbermaid, Inc.	49,440	1,279,507
Hotels/Motels — 0.1%
Marriott International, Inc., Class A	2,370	81,007
Starwood Hotels & Resorts Worldwide, Inc.	2,140	94,224
Wyndham Worldwide Corp.	3,520	82,931
		258,162
Human Resources — 0.0%
Robert Half International, Inc.	1,700	45,968
Independent Power Producer — 0.0%
Dynegy, Inc., Class A†	9,820	70,115
Industrial Gases — 0.1%
Air Products & Chemicals, Inc.	2,570	253,479

Praxair, Inc.	2,000	177,420
		430,899
Instruments-Scientific — 0.1%
Applera Corp. - Applied Biosystems Group	1,370	46,470
PerkinElmer, Inc.	1,630	42,413
Thermo Fisher Scientific, Inc.†	4,270	246,294
		335,177
Insurance Brokers — 0.6%
AON Corp.	3,450	164,531
Marsh & McLennan Cos., Inc.	76,720	2,030,778
		2,195,309
Insurance-Life/Health — 0.9%
AFLAC, Inc.	3,190	199,790
CIGNA Corp.	2,280	122,504
Genworth Financial, Inc., Class A	29,910	761,209
Lincoln National Corp.	27,506	1,601,399
Principal Financial Group	3,220	221,665
Prudential Financial, Inc.	5,230	486,599
Torchmark Corp.	950	57,504
UnumProvident Corp.	7,150	170,099
		3,620,769
Insurance-Multi-line — 2.5%
ACE, Ltd.	54,730	3,381,219
Allstate Corp.	52,020	2,717,005
American International Group, Inc. (3)	26,150	1,524,545
Assurant, Inc.	1,890	126,441
Cincinnati Financial Corp.	3,300	130,482
Hartford Financial Services Group, Inc.	6,230	543,194
Loews Corp.	8,720	438,965
MetLife, Inc.	14,680	904,582
XL Capital, Ltd., Class A	3,550	178,600
		9,945,033
Insurance-Property/Casualty — 1.4%
Chubb Corp.	57,720	3,150,358
The Progressive Corp.	34,000	651,440
The Travelers Cos., Inc.	32,354	1,740,645
		5,542,443
Internet Security — 0.0%
VeriSign, Inc.†	2,360	88,760
Investment Companies — 0.0%
American Capital Strategies, Ltd.	3,800	125,248
Investment Management/Advisor Services — 0.4%
Ameriprise Financial, Inc.	4,590	252,955
Janus Capital Group, Inc.	1,830	60,116
Legg Mason, Inc.	14,110	1,032,146
T. Rowe Price Group, Inc.	2,260	137,589
		1,482,806
Leisure Products — 0.0%
Brunswick Corp.	1,750	29,838
Linen Supply & Related Items — 0.0%
Cintas Corp.	1,220	41,016
Machinery-Farming — 0.2%
Deere & Co.	7,570	704,918
Machinery-General Industrial — 0.0%
The Manitowoc Co., Inc.	930	45,412
Medical Instruments — 0.1%
Boston Scientific Corp.†	33,200	386,116
Medical Products — 1.4%
Baxter International, Inc.	54,720	3,176,496
Covidien, Ltd.	9,870	437,142
Johnson & Johnson	26,600	1,774,220
		5,387,858
Medical-Biomedical/Gene — 0.3%
Amgen, Inc.†	25,200	1,170,288
Millipore Corp.†	410	30,004
		1,200,292
Medical-Drugs — 5.2%
Abbott Laboratories	59,720	3,353,278
Allergan, Inc.	2,190	140,685
Bristol-Myers Squibb Co.	99,640	2,642,453
Eli Lilly & Co.	46,520	2,483,703
King Pharmaceuticals, Inc.†	4,850	49,664
Merck & Co., Inc.	61,100	3,550,521
Pfizer, Inc.	202,050	4,592,596
Schering-Plough Corp.	21,520	573,293
Wyeth	78,330	3,461,403
		20,847,596
Medical-Generic Drugs — 0.0%
Mylan, Inc.	1,920	26,995
Watson Pharmaceuticals, Inc.†	1,290	35,011
		62,006
Medical-HMO — 0.9%
Aetna, Inc.	30,770	1,776,352
Humana, Inc.†	1,280	96,397
WellPoint, Inc.†	19,900	1,745,827
		3,618,576
Medical-Hospitals — 0.0%
Tenet Healthcare Corp.†	9,410	47,803
Medical-Wholesale Drug Distribution — 0.2%
AmerisourceBergen Corp.	3,330	149,417
Cardinal Health, Inc.	8,470	489,143
		638,560
Metal Processors & Fabrication — 0.0%
Precision Castparts Corp.	1,050	145,635
Metal-Aluminum — 0.4%
Alcoa, Inc.	40,530	1,481,371
Mining — 0.1%
Newmont Mining Corp.	4,380	213,875
Motorcycle/Motor Scooter — 0.2%
Harley-Davidson, Inc.	17,000	794,070
Multimedia — 2.0%
Meredith Corp.	260	14,295
News Corp., Class A	23,860	488,891
The E.W. Scripps Co., Class A	820	36,908
The McGraw-Hill Cos., Inc.	28,100	1,231,061

The Walt Disney Co.	58,530	1,889,348
Time Warner, Inc.	235,290	3,884,638
Viacom, Inc., Class B†	7,690	337,745
		7,882,886
Networking Products — 0.5%
Cisco Systems, Inc.†	64,600	1,748,722
Juniper Networks, Inc.†	4,870	161,684
		1,910,406
Non-Hazardous Waste Disposal — 0.3%
Allied Waste Industries, Inc.†	5,740	63,255
Waste Management, Inc.	32,290	1,054,914
		1,118,169
Office Automation & Equipment — 0.0%
Xerox Corp.	5,870	95,035
Office Supplies & Forms — 0.3%
Avery Dennison Corp.	24,500	1,301,930
Oil & Gas Drilling — 0.1%
ENSCO International, Inc.	1,430	85,257
Nabors Industries, Ltd.†	1,560	42,728
Noble Corp.	2,220	125,452
Rowan Cos., Inc.	2,200	86,812
		340,249
Oil Companies-Exploration & Production — 3.3%
Anadarko Petroleum Corp.	25,700	1,688,233
Murphy Oil Corp.	15,900	1,348,956
Newfield Exploration Co.†	46,600	2,455,820
Noble Energy, Inc.	1,940	154,269
Occidental Petroleum Corp.	76,130	5,861,249
Range Resources Corp.	1,040	53,414
XTO Energy, Inc.	29,550	1,517,688
		13,079,629
Oil Companies-Integrated — 6.5%
BP PLC ADR	16,204	1,185,647
Chevron Corp.	80,888	7,549,277
ConocoPhillips	24,500	2,163,350
ExxonMobil Corp.	105,612	9,894,788
Hess Corp.	20,550	2,072,673
Marathon Oil Corp.	5,780	351,771
Royal Dutch Shell PLC ADR	29,600	2,492,320
Statoil ASA (5)	1,700	52,562
Statoil ASA ADR	4,200	128,184
		25,890,572
Oil Field Machinery & Equipment — 0.1%
National Oilwell Varco, Inc.†	2,470	181,446
Oil Refining & Marketing — 0.0%
Tesoro Corp.	1,230	58,671
Oil-Field Services — 0.4%
BJ Services Co.	21,600	524,016
Schlumberger, Ltd.	10,500	1,032,885
Weatherford International, Ltd.†	2,540	174,244
		1,731,145
Paper & Related Products — 1.0%
International Paper Co.	64,978	2,103,988
MeadWestvaco Corp.	30,860	965,918
Smurfit-Stone Container Corp.†	72,300	763,488
		3,833,394
Pharmacy Services — 0.1%
Medco Health Solutions, Inc.†	2,930	297,102
Photo Equipment & Supplies — 0.3%
Eastman Kodak Co.	44,200	966,654
Pipelines — 0.4%
El Paso Corp.	13,890	239,464
Spectra Energy Corp.	35,405	914,157
Williams Cos., Inc.	11,770	421,130
		1,574,751
Printing-Commercial — 0.0%
R.R. Donnelley & Sons Co.	4,260	160,772
Publishing-Newspapers — 0.5%
Gannett Co., Inc.	34,200	1,333,800
The New York Times Co., Class A	44,450	779,209
The Washington Post Co., Class B	56	44,320
		2,157,329
Real Estate Investment Trusts — 1.0%
Apartment Investment & Management Co., Class A	1,910	66,334
AvalonBay Communities, Inc.	1,550	145,917
Boston Properties, Inc.	2,360	216,672
Developers Diversified Realty Corp.	2,450	93,811
Equity Residential	5,390	196,573
General Growth Properties, Inc.	4,830	198,899
Host Hotels & Resorts, Inc.	110,741	1,887,027
Kimco Realty Corp.	5,010	182,364
ProLogis	3,170	200,915
Public Storage, Inc.	2,470	181,323
Simon Property Group, Inc.	4,420	383,921
Vornado Realty Trust	2,650	233,067
		3,986,823
Retail-Apparel/Shoe — 0.4%
Limited Brands, Inc.	6,170	116,798
Nordstrom, Inc.	1,310	48,116
The Gap, Inc.	63,560	1,352,557
		1,517,471
Retail-Automobile — 0.0%
AutoNation, Inc.†	2,730	42,752
Retail-Bedding — 0.2%
Bed Bath & Beyond, Inc.†	32,600	958,114
Retail-Building Products — 0.4%
Home Depot, Inc.	63,800	1,718,772
Retail-Consumer Electronics — 0.0%
Circuit City Stores, Inc.	3,340	14,028
RadioShack Corp.	1,010	17,029
		31,057
Retail-Discount — 0.8%
Big Lots, Inc.†	1,780	28,462
Costco Wholesale Corp.	4,570	318,803
Family Dollar Stores, Inc.	1,440	27,691
Target Corp.	7,080	354,000

Wal-Mart Stores, Inc.	49,740	2,364,143
		3,093,099
Retail-Drug Store — 1.0%
CVS Caremark Corp.	92,350	3,670,913
Walgreen Co.	7,590	289,027
		3,959,940
Retail-Jewelry — 0.0%
Tiffany & Co.	1,050	48,332
Retail-Major Department Stores — 0.1%
J.C. Penney Co., Inc.	4,390	193,116
Retail-Office Supplies — 0.1%
Office Depot, Inc.†	5,410	75,253
OfficeMax, Inc.	1,490	30,784
Staples, Inc.	4,630	106,814
		212,851
Retail-Regional Department Stores — 0.3%
Dillard’s, Inc., Class A	1,130	21,221
Macy’s, Inc.	37,380	967,021
		988,242
Retail-Restaurants — 0.6%
McDonald’s Corp.	40,760	2,401,172
Wendy’s International, Inc.	1,730	44,703
		2,445,875
Savings & Loans/Thrifts — 0.1%
Hudson City Bancorp, Inc.	4,850	72,847
Sovereign Bancorp, Inc.	7,150	81,510
Washington Mutual, Inc.	17,230	234,500
		388,857
Semiconductor Equipment — 0.2%
Applied Materials, Inc.	32,760	581,817
KLA-Tencor Corp.	2,130	102,581
Novellus Systems, Inc.†	1,500	41,355
Teradyne, Inc.†	3,450	35,673
		761,426
Semiconductors Components-Intergrated Circuits — 0.3%
Analog Devices, Inc.	34,420	1,091,114
Linear Technology Corp.	1,860	59,204
		1,150,318
Steel-Specialty — 0.0%
Allegheny Technologies, Inc.	1,390	120,096
Telecom Equipment-Fiber Optics — 0.5%
Ciena Corp.†	1,700	57,987
Corning, Inc.	84,930	2,037,471
JDS Uniphase Corp.†	3,350	44,555
		2,140,013
Telecom Services — 0.0%
Embarq Corp.	3,030	150,076
Telecommunication Equipment — 0.3%
Alcatel-Lucent ADR	67,800	496,296
Arris Group, Inc.†	59,800	596,804
Tellabs, Inc.†	8,710	56,963
		1,150,063
Telephone-Integrated — 5.9%
AT&T, Inc.	331,298	13,768,745
CenturyTel, Inc.	2,190	90,797
Citizens Communications Co.	6,510	82,872
Qwest Communications International, Inc.†	161,140	1,129,592
Sprint Nextel Corp.	127,010	1,667,641
Verizon Communications, Inc.	152,062	6,643,589
Windstream Corp.	9,460	123,169
		23,506,405
Television — 0.3%
CBS Corp., Class B	44,280	1,206,630
Tobacco — 1.5%
Altria Group, Inc.	65,470	4,948,223
Reynolds American, Inc.	3,390	223,604
UST, Inc.	11,400	624,720
		5,796,547
Tools-Hand Held — 0.0%
Snap-on, Inc.	1,130	54,511
The Stanley Works	1,630	79,023
		133,534
Toys — 0.2%
Hasbro, Inc.	2,910	74,438
Mattel, Inc.	44,270	842,901
		917,339
Transport-Rail — 0.7%
Burlington Northern Santa Fe Corp.	3,140	261,342
CSX Corp.	8,350	367,233
Norfolk Southern Corp.	7,680	387,379
Union Pacific Corp.	12,720	1,597,887
		2,613,841
Transport-Services — 0.3%
FedEx Corp.	2,450	218,466
Ryder System, Inc.	1,160	54,532
United Parcel Service, Inc., Class B	14,240	1,007,053
		1,280,051
Web Portals/ISP — 0.3%
Yahoo!, Inc.†	44,400	1,032,744
Wireless Equipment — 0.2%
American Tower Corp., Class A†	5,690	242,394
Motorola, Inc.	44,400	712,176
		954,570
Total Common Stock (cost $357,776,297)		386,507,212
PREFERRED STOCK — 0.0%
Finance-Consumer Loans — 0.0%
SLM Corp. Convertible, Series C 7.25% (cost $100,000)	100	103,313

EXCHANGE TRADED FUNDS — 0.4%
Index Fund — 0.4%
iShares S&P 500 Value Index Fund (cost $1,574,958)	20,200	1,544,290
CORPORATE BONDS & NOTES — 0.0%
Auto-Cars/Light Trucks — 0.0%
Ford Motor Co. Senior Notes 4.25% due 12/15/36 (cost $133,000)	133,000	132,169
Total Long-Term Investment Securities (cost $359,584,255)		388,286,984
SHORT-TERM INVESTMENT SECURITIES — 1.5%
Registered Investment Company — 1.5%
T. Rowe Price Reserve Investment Fund	6,015,449	6,015,449
U.S. Government Treasuries — 0.0%
United States Treasury Bills 2.68% due 03/13/08 (4)	$55,000	54,705
Total Short-Term Investment Securities (cost $6,070,154)		6,070,154
REPURCHASE AGREEMENTS — 0.9%
Bank of America Joint Repurchase Agreement(1)	3,035,000	3,035,000
Agreement with State Street Bank & Trust Co., bearing interest at 2.65%, dated 12/31/07, to be repurchased 01/02/08 in the amount of $613,090 and collateralized by $535,000 of United States Treasury Bonds, bearing interest at 6.00%, due 02/15/26 and having an approximate value of $629,963	613,000	613,000
Total Repurchase Agreements (cost $3,648,000)		3,648,000
TOTAL INVESTMENTS (cost $369,302,409) (2)	99.8%	398,005,138
Other assets less liabilities	0.2	621,675
NET ASSETS	100.0%	$398,626,813

†	Non-income producing security
(1)	See Note 2 for details of Joint Repurchase Agreements.
(2)	See Note 4 for cost of investments on a tax basis.
(3)	Security represents an investment in an affiliated company; see Note 3.
(4)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(5)	Security was valued using fair value procedures at December 31, 2007. See Note 1 regarding fair value pricing procedures for foreign equity securities.

Open Futures Contracts

Number of Contracts	Description	Expiration Date	Value at Trade Date	Value as of December 31, 2007	Unrealized Appreciation (Depreciation)
4 Long	S&P Barra Value Index	March 2008	$757,906	$764,200	$6,292

See Notes to Portfolio of Investments

SEASONS SERIES TRUST

MID CAP GROWTH PORTFOLIO

Portfolio of Investments — December 31, 2007

(unaudited)

Security Description	Shares/Principal Amount	Value (Note 1)
COMMON STOCK — 95.2%
Advanced Materials — 0.3%
Hexcel Corp.†	25,700	$623,996
Advertising Agencies — 0.3%
Interpublic Group of Cos., Inc.†	6,463	52,415
Omnicom Group, Inc.	9,500	451,535
		503,950
Advertising Sales — 1.1%
Clear Channel Outdoor Holdings, Inc., Class A†	12,088	334,354
Focus Media Holding, Ltd. ADR†	23,700	1,346,397
Lamar Advertising Co., Class A	7,647	367,591
		2,048,342
Advertising Services — 0.2%
Getty Images, Inc.†	542	15,718
WPP Group PLC ADR	4,201	270,082
		285,800
Aerospace/Defense — 1.2%
Empressa Brasileira de Aeronautica SA ADR	4,400	200,596
Rockwell Collins, Inc.	18,338	1,319,786
Spirit Aerosystems Holdings, Inc., Class A†	17,489	603,370
		2,123,752
Aerospace/Defense-Equipment — 0.3%
Alliant Techsystems, Inc.†	2,237	254,481
BE Aerospace, Inc.†	2,059	108,921
DRS Technologies, Inc.	50	2,713
Goodrich Corp.	2,796	197,426
		563,541
Airlines — 0.4%
AMR Corp.†	5,374	75,397
Continental Airlines, Inc., Class B†	2,170	48,283
Copa Holdings SA, Class A	388	14,577
Delta Air Lines, Inc.†	6,012	89,519
Northwest Airlines Corp.†	3,898	56,560
Skywest, Inc.	4,900	131,565
Southwest Airlines Co.	14,343	174,985
UAL Corp.	1,531	54,595
		645,481
Apparel Manufacturers — 0.7%
Bosideng International Holdings, Ltd.† (4)	1,142,000	362,684
Coach, Inc.†	20,791	635,789
Guess?, Inc.	1,214	45,998
Hanesbrands, Inc.†	2,154	58,524
Liz Claiborne, Inc.	159	3,236
Phillips-Van Heusen Corp.	1,251	46,112
Polo Ralph Lauren Corp.	1,368	84,529
		1,236,872
Appliances — 0.1%
Whirlpool Corp.	1,262	103,017
Applications Software — 1.7%
American Reprographics Co.†	9,700	159,856
Citrix Systems, Inc.†	9,538	362,539
Compuware Corp.†	5,456	48,449
Intuit, Inc.†	16,822	531,743
Nuance Communications, Inc.†	3,800	70,984
Red Hat, Inc.†	26,415	550,489
Salesforce.com, Inc.†	17,921	1,123,468
Satyam Computer Services, Ltd. ADR	9,500	253,840
		3,101,368
Auction House/Art Dealer — 0.2%
Ritchie Bros. Auctioneers, Inc.	4,600	380,420
Audio/Video Products — 0.1%
Harman International Industries, Inc.	1,351	99,582
Auto-Heavy Duty Trucks — 0.0%
Oshkosh Truck Corp., Class B	1,654	78,168
Auto/Truck Parts & Equipment-Original — 0.2%
Autoliv, Inc.	1,053	55,504
BorgWarner, Inc.	542	26,238
WABCO Holdings, Inc.	5,744	287,717
		369,459
Banks-Commercial — 0.7%
Bank of Hawaii Corp.	373	19,075
City National Corp.	2,000	119,100
Commerce Bancorp, Inc.	1,227	46,798
East West Bancorp, Inc.	3,000	72,690
First Horizon National Corp.	2,900	52,635
Julius Baer Holding AG (4)	6,146	499,569
SVB Financial Group†	3,400	171,360
Synovus Financial Corp.	5,735	138,099
UCBH Holdings, Inc.	4,400	62,304
		1,181,630
Banks-Fiduciary — 0.4%
Northern Trust Corp.	10,556	808,378
Batteries/Battery Systems — 0.1%
Energizer Holdings, Inc.†	905	101,478
Beverages-Non-alcoholic — 0.4%
Hansen Natural Corp.†	16,023	709,659
Pepsi Bottling Group, Inc.	790	31,173
		740,832
Beverages-Wine/Spirits — 0.2%
Brown-Forman Corp., Class B	4,524	335,274
Broadcast Services/Program — 0.1%
Discovery Holding Co., Class A†	3,456	86,884
Liberty Global, Inc., Class A†	4,366	171,103
		257,987
Building & Construction Products-Misc. — 0.1%
Masco Corp.	489	10,567
Vulcan Materials Co.	2,331	184,359
		194,926
Building Products-Air & Heating — 0.1%
Lennox International, Inc.	166	6,876
Trane, Inc.	4,032	188,334
		195,210
Building Products-Cement — 0.1%
Eagle Materials, Inc.	991	35,161
Martin Marietta Materials, Inc.	952	126,235
		161,396
Building-Mobile Home/Manufactured Housing — 0.1%
Thor Industries, Inc.	3,204	121,784
Winnebago Industries, Inc.	3,300	69,366
		191,150

Building-Residential/Commercial — 0.2%
Centex Corp.	2,437	61,558
KB Home	2,200	47,520
Lennar Corp., Class A	4,200	75,138
NVR, Inc.†	40	20,960
Pulte Homes, Inc.	4,483	47,251
Toll Brothers, Inc.†	3,400	68,204
		320,631
Cable TV — 0.3%
Cablevision Systems Corp., Class A†	5,726	140,287
DISH Network, Class A†	4,651	175,436
Shaw Communications, Inc., Class B	6,600	156,288
		472,011
Casino Hotels — 0.5%
Boyd Gaming Corp.	3,457	117,780
Harrah’s Entertainment, Inc.	2,394	212,468
Melco PBL Entertainment Macau, Ltd. ADR†	14,800	171,088
Wynn Resorts, Ltd.	3,825	428,897
		930,233
Casino Services — 0.4%
International Game Technology	15,926	699,629
Scientific Games Corp., Class A†	1,449	48,179
		747,808
Cellular Telecom — 0.5%
Leap Wireless International, Inc.†	6,439	300,315
MetroPCS Communications, Inc.†	10,485	203,933
NII Holdings, Inc.†	7,862	379,892
US Cellular Corp.†	126	10,597
		894,737
Chemicals-Diversified — 0.1%
Celanese Corp., Class A	1,831	77,488
Rohm & Haas Co.	1,664	88,308
		165,796
Chemicals-Specialty — 0.9%
Albemarle Corp.	1,783	73,549
Cabot Corp.	1,089	36,307
Chemtura Corp.	339	2,644
Ecolab, Inc.	9,704	496,942
Hercules, Inc.	27,500	532,125
International Flavors & Fragrances, Inc.	1,348	64,879
Lubrizol Corp.	405	21,935
Sigma-Aldrich Corp.	3,086	168,496
The Mosaic Co.†	1,483	139,906
		1,536,783
Coal — 1.7%
Arch Coal, Inc.	8,386	376,783
CONSOL Energy, Inc.	25,368	1,814,320
Foundation Coal Holdings, Inc.	8,810	462,525
Massey Energy Co.	1,812	64,779
Patriot Coal Corp.†	592	24,710
Peabody Energy Corp.	5,919	364,847
		3,107,964
Coatings/Paint — 0.1%
RPM International, Inc.	2,323	47,157
The Sherwin-Williams Co.	2,481	143,997
Valspar Corp.	270	6,086
		197,240
Commercial Services — 1.2%
Alliance Data Systems Corp.†	1,758	131,833
ChoicePoint, Inc.†	1,598	58,199
Iron Mountain, Inc.†	38,491	1,424,937
Quanta Services, Inc.†	20,175	529,392
Weight Watchers International, Inc.	791	35,737
		2,180,098
Commercial Services-Finance — 1.4%
Dollar Financial Corp.†	15,300	469,557
Equifax, Inc.	6,346	230,741
H&R Block, Inc.	11,514	213,815
Moody’s Corp.	11,300	403,410
The Western Union Co.	48,700	1,182,436
		2,499,959
Computer Aided Design — 0.4%
Autodesk, Inc.†	14,454	719,231
Computer Services — 1.1%
Affiliated Computer Services, Inc., Class A†	864	38,967
Cognizant Technology Solutions Corp., Class A†	35,395	1,201,306
DST Systems, Inc.†	2,707	223,463
Electronic Data Systems Corp.	6,593	136,673
FactSet Research Systems, Inc.	6,209	345,841
Perot Systems Corp., Class A†	8,200	110,700
		2,056,950
Computer Software — 0.2%
MSCI, Inc. Class A†	264	10,138
Omniture, Inc.†	7,700	256,333
		266,471
Computers-Integrated Systems — 0.6%
Brocade Communications Systems, Inc.†	8,951	65,700
Diebold, Inc.	12,570	364,279
Jack Henry & Associates, Inc.	4,200	102,228
NCR Corp.†	502	12,600
Riverbed Technology, Inc.†	19,537	522,419
Teradata Corp.†	502	13,760
		1,080,986
Computers-Memory Devices — 1.0%
Network Appliance, Inc.†	49,989	1,247,725
SanDisk Corp.†	3,028	100,439
Seagate Technology	16,603	423,377
Western Digital Corp.†	1,477	44,620
		1,816,161
Computers-Periphery Equipment — 0.7%
Lexmark International, Inc., Class A†	1,149	40,054
Logitech International SA†	13,553	496,582
Logitech International SA (Virt-X) † (4)	18,189	660,408
		1,197,044

Consulting Services — 0.2%
Corporate Executive Board Co.	4,592	275,979
Genpact, Ltd.†	667	10,158
Hewitt Associates Inc., Class A†	1,327	50,811
		336,948
Consumer Products-Misc. — 0.2%
Clorox Co.	6,344	413,439
Jarden Corp.†	787	18,581
Scotts Miracle-Gro Co., Class A	182	6,810
		438,830
Containers-Metal/Glass — 0.7%
Ball Corp.	2,281	102,645
Crown Holdings, Inc.†	3,653	93,699
Owens-Illinois, Inc.†	20,840	1,031,580
		1,227,924
Containers-Paper/Plastic — 0.1%
Packaging Corp. of America	2,066	58,261
Pactiv Corp.†	2,913	77,573
Sealed Air Corp.	498	11,524
		147,358
Cosmetics & Toiletries — 0.5%
Alberto-Culver Co.	314	7,705
Avon Products, Inc.	18,839	744,706
Bare Escentuals, Inc.†	868	21,049
The Estee Lauder Cos., Inc., Class A	2,441	106,452
		879,912
Cruise Lines — 0.1%
Royal Caribbean Cruises, Ltd.	2,500	106,100
Data Processing/Management — 2.1%
Acxiom Corp.	1,416	16,610
Broadridge Financial Solutions, Inc.	3,110	69,757
Commvault Systems, Inc.†	43,200	914,976
Dun & Bradstreet Corp.	3,227	286,009
Fair Isaac Corp.	127	4,083
Fidelity National Information Services, Inc.	6,076	252,701
Fiserv, Inc.†	6,607	366,622
Global Payments, Inc.	4,903	228,087
Mastercard, Inc., Class A	1,780	383,056
MoneyGram International, Inc.	1,864	28,650
NAVTEQ Corp.†	2,182	164,959
Paychex, Inc.	20,626	747,074
SEI Investments Co.	7,092	228,150
Total Systems Services, Inc.	833	23,324
		3,714,058
Dental Supplies & Equipment — 0.3%
Dentsply International, Inc.	6,793	305,821
Patterson Cos., Inc.†	5,608	190,391
		496,212
Diagnostic Equipment — 0.2%
Gen-Probe, Inc.†	4,472	281,423
Diagnostic Kits — 0.0%
Idexx Laboratories, Inc.†	1,384	81,144
Dialysis Centers — 0.1%
DaVita, Inc.†	4,352	245,235
Direct Marketing — 0.0%
Harte-Hanks, Inc.	781	13,511
Disposable Medical Products — 0.3%
C.R. Bard, Inc.	5,412	513,058
Distribution/Wholesale — 0.4%
Fastenal Co.	7,825	316,287
Pool Corp.	1,101	21,833
WESCO International, Inc.†	1,019	40,393
WW Grainger, Inc.	3,858	337,652
		716,165
Diversified Manufacturing Operations — 0.8%
Carlisle Cos., Inc.	377	13,960
Cooper Industries, Ltd., Class A	1,317	69,643
Dover Corp.	1,470	67,752
Eaton Corp.	386	37,423
Harsco Corp.	1,880	120,452
Ingersoll-Rand Co., Ltd., Class A	377	17,519
ITT, Inc.	3,107	205,186
Roper Industries, Inc.	6,072	379,743
Textron, Inc.	5,567	396,927
The Brink’s Co.	974	58,187
Trinity Industries, Inc.	1,568	43,528
		1,410,320
Drug Delivery Systems — 0.1%
Alkermes, Inc.†	7,400	115,366
Hospira, Inc.†	3,499	149,197
		264,563
E-Commerce/Products — 0.0%
NutriSystem, Inc.†	767	20,694
E-Commerce/Services — 1.3%
Alibaba.com, Ltd.†	8,100	29,242
Ctrip.com International, Ltd. ADR	22,700	1,304,569
Expedia, Inc.†	10,400	328,848
HLTH Corp.†	4,052	54,297
IAC/InterActive Corp.†	261	7,026
Liberty Media Corp., Series A†	8,140	155,311
Monster Worldwide, Inc.†	11,009	356,692
Orbitz Worldwide, Inc.†	9,000	76,500
		2,312,485
E-Marketing/Info — 0.1%
Digital River, Inc.†	4,000	132,280
Electric Products-Misc. — 0.2%
AMETEK, Inc.	6,884	322,446
Molex, Inc.	1,752	47,830
		370,276
Electric-Generation — 0.3%
The AES Corp.†	27,113	579,947

Electric-Integrated — 0.6%
Allegheny Energy, Inc.	3,702	235,484
CenterPoint Energy, Inc.	7,166	122,754
Constellation Energy Group, Inc.	3,126	320,509
DPL, Inc.	1,360	40,324
PPL Corp.	6,432	335,043
Sierra Pacific Resources	722	12,259
		1,066,373
Electronic Components-Misc. — 0.2%
AVX Corp.	218	2,926
Gentex Corp.	9,888	175,710
Jabil Circuit, Inc.	14,279	218,040
Sanmina-SCI Corp.†	2,628	4,783
Vishay Intertechnology, Inc.†	698	7,964
		409,423
Electronic Components-Semiconductors — 3.1%
Advanced Micro Devices, Inc.†	5,488	41,160
Altera Corp.	25,103	484,990
Broadcom Corp., Class A†	24,641	644,116
Cree, Inc.†	469	12,883
Fairchild Semiconductor International, Inc.†	6,839	98,687
International Rectifier Corp.†	366	12,433
Intersil Corp., Class A	5,251	128,544
LSI Logic Corp.†	9,470	50,286
MEMC Electronic Materials, Inc.†	20,613	1,824,044
Microchip Technology, Inc.	14,828	465,896
Micron Technology, Inc.†	5,508	39,933
National Semiconductor Corp.	18,034	408,290
NVIDIA Corp.†	12,161	413,717
ON Semiconductor Corp.†	10,400	92,352
QLogic Corp.†	13,537	192,225
Rambus, Inc.†	1,804	37,776
Silicon Laboratories, Inc.†	5,323	199,240
Xilinx, Inc.	21,754	475,760
		5,622,332
Electronic Connectors — 0.1%
Amphenol Corp., Class A	3,997	185,341
Thomas & Betts Corp.†	1,300	63,752
		249,093
Electronic Design Automation — 0.2%
Cadence Design Systems, Inc.†	6,216	105,734
Synopsys, Inc.†	6,933	179,773
		285,507
Electronic Measurement Instruments — 2.3%
Agilent Technologies, Inc.†	9,017	331,285
FLIR Systems, Inc.†	62,900	1,968,770
Garmin, Ltd.	17,280	1,676,160
National Instruments Corp.	4,834	161,117
Trimble Navigation, Ltd.†	2,668	80,680
		4,218,012
Electronic Parts Distribution — 0.1%
Arrow Electronics, Inc.†	1,528	60,020
Avnet, Inc.†	1,960	68,541
		128,561
Electronics-Military — 0.1%
L-3 Communications Holdings, Inc.	939	99,478
Energy-Alternate Sources — 1.2%
Covanta Holding Corp.†	2,683	74,212
First Solar, Inc.†	797	212,911
Sunpower Corp., Class A†	6,055	789,511
Suntech Power Holdings Co., Ltd. ADR†	12,800	1,053,696
		2,130,330
Engineering/R&D Services — 1.5%
Fluor Corp.	5,570	811,660
Foster Wheeler, Ltd.†	4,873	755,413
Jacobs Engineering Group, Inc.†	2,664	254,705
McDermott International, Inc.†	14,272	842,476
Shaw Group, Inc.†	1,651	99,787
URS Corp.†	379	20,591
		2,784,632
Engines-Internal Combustion — 0.2%
Cummins, Inc.	2,329	296,645
Enterprise Software/Service — 0.9%
Autonomy Corp PLC† (4)	36,162	631,275
BEA Systems, Inc.†	8,757	138,186
BMC Software, Inc.†	4,480	159,667
CA, Inc.	5,749	143,438
Concur Technologies, Inc.†	16,800	608,328
Novell, Inc.†	968	6,650
		1,687,544
Entertainment Software — 1.8%
Activision, Inc.†	17,373	515,978
Electronic Arts, Inc.†	29,458	1,720,642
THQ, Inc.†	36,800	1,037,392
		3,274,012
Filtration/Separation Products — 0.7%
Donaldson Co., Inc.	7,671	355,781
Pall Corp.	21,409	863,211
		1,218,992
Finance-Auto Loans — 0.0%
AmeriCredit Corp.†	179	2,289
Finance-Commercial — 0.0%
CapitalSource, Inc.	1,861	32,735
Finance-Consumer Loans — 0.0%
The First Marblehead Corp.	1,367	20,915
Finance-Investment Banker/Broker — 0.5%
E*TRADE Financial Corp.†	3,585	12,727
Interactive Brokers Group, Inc., Class A†	4,200	135,744
Investment Technology Group, Inc.†	990	47,114
Lazard, Ltd., Class A	7,552	307,215
MF Global, Ltd.†	1,177	37,040
optionsXpress Holdings, Inc.	3,400	114,988
TD Ameritrade Holding Corp.†	5,547	111,273
The Bear Stearns Cos., Inc.	1,600	141,200
		907,301
Finance-Other Services — 0.9%
IntercontinentalExchange, Inc.†	3,972	764,610
Nymex Holdings, Inc.	6,157	822,637
The Nasdaq Stock Market, Inc.†	2,014	99,673
		1,686,920

Financial Guarantee Insurance — 0.1%
Ambac Financial Group, Inc.	3,800	97,926
MBIA, Inc.	6,100	113,643
		211,569
Food-Confectionery — 0.5%
The Hershey Co.	7,757	305,626
WM Wrigley Jr. Co.	9,961	583,216
		888,842
Food-Dairy Products — 0.0%
Dean Foods Co.	192	4,965
Food-Misc. — 0.4%
Campbell Soup Co.	2,940	105,046
H.J. Heinz Co.	3,998	186,627
McCormick & Co., Inc.	8,235	312,189
Sara Lee Corp.	8,582	137,827
		741,689
Food-Retail — 0.4%
Whole Foods Market, Inc.	16,158	659,246
Footwear & Related Apparel — 0.0%
CROCS, Inc.†	1,786	65,743
Forestry — 0.0%
Plum Creek Timber Co., Inc.	308	14,180
Gambling (Non-Hotel) — 0.2%
Pinnacle Entertainment, Inc.†	17,700	417,012
Garden Products — 0.0%
Toro Co.	900	48,996
Hazardous Waste Disposal — 0.2%
Stericycle, Inc.†	6,260	371,844
Health Care Cost Containment — 0.1%
McKesson Corp.	2,700	176,877
Home Decoration Products — 0.0%
Newell Rubbermaid, Inc.	3,221	83,359
Hospital Beds/Equipment — 0.0%
Hillenbrand Industries, Inc.	236	13,152
Kinetic Concepts, Inc.†	974	52,168
		65,320
Hotels/Motels — 0.7%
Choice Hotels International, Inc.	7,993	265,368
Marriott International, Inc., Class A	10,800	369,144
Orient-Express Hotels, Ltd., Class A	896	51,538
Starwood Hotels & Resorts Worldwide, Inc.	11,197	493,004
Wyndham Worldwide Corp.	301	7,091
		1,186,145
Human Resources — 0.3%
Manpower, Inc.	5,488	312,267
Robert Half International, Inc.	11,283	305,092
		617,359
Identification Systems — 0.1%
Cogent, Inc.†	9,300	103,695
Independent Power Producers — 0.4%
Dynegy, Inc., Class A†	1,215	8,675
Mirant Corp.†	3,916	152,645
NRG Energy, Inc.†	4,358	188,876
Reliant Energy, Inc.†	17,500	459,200
		809,396
Industrial Audio & Video Products — 0.1%
Dolby Laboratories, Inc., Class A†	3,781	187,991
Industrial Automated/Robotic — 0.1%
Rockwell Automation, Inc.	3,333	229,844
Industrial Gases — 0.2%
Air Products & Chemicals, Inc.	2,279	224,778
Airgas, Inc.	1,645	85,721
		310,499
Instruments-Controls — 0.1%
Mettler Toledo International, Inc.†	844	96,047
Instruments-Scientific — 0.4%
Applera Corp. - Applied Biosystems Group	5,969	202,469
PerkinElmer, Inc.	671	17,459
Waters Corp.†	5,954	470,783
		690,711
Insurance Brokers — 0.2%
AON Corp.	3,000	143,070
Arthur J. Gallagher & Co.	407	9,845
Brown & Brown, Inc.	5,900	138,650
Erie Indemnity Co., Class A	200	10,378
Willis Group Holdings, Ltd.	2,700	102,519
		404,462
Insurance-Life/Health — 0.8%
AFLAC, Inc.	10,000	626,300
CIGNA Corp.	14,629	786,016
Principal Financial Group	335	23,062
		1,435,378
Insurance-Multi-line — 0.5%
Assurant, Inc.	12,000	802,800
CNA Financial Corp.	62	2,090
Hanover Insurance Group, Inc.	59	2,702
HCC Insurance Holdings, Inc.	1,082	31,032
XL Capital, Ltd., Class A	486	24,451
		863,075
Insurance-Property/Casualty — 0.3%
Arch Capital Group, Ltd.†	2,500	175,875
Markel Corp.†	200	98,220
Philadelphia Consolidated Holding Corp.†	5,372	211,388
W.R. Berkley Corp.	967	28,826
		514,309
Insurance-Reinsurance — 0.1%
Axis Capital Holdings, Ltd.	2,600	101,322
PartnerRe, Ltd.	282	23,273
RenaissanceRe Holdings, Ltd.	2,000	120,480
Transatlantic Holdings, Inc.	213	15,479
		260,554

Internet Content-Entertainment — 0.2%
Perfect World Co., Ltd. ADR†	11,400	317,832
Internet Content-Information/News — 0.1%
Baidu.com ADR†	400	156,156
WebMD Health Corp., Class A†	170	6,982
		163,138
Internet Infrastructure Software — 0.2%
Akamai Technologies, Inc.†	3,684	127,466
F5 Networks, Inc.†	7,865	224,310
		351,776
Internet Security — 1.3%
McAfee, Inc.†	26,664	999,900
Symantec Corp.†	8,000	129,120
VeriSign, Inc.†	34,536	1,298,899
		2,427,919
Investment Management/Advisor Services — 1.4%
Affiliated Managers Group, Inc.†	2,665	313,031
BlackRock, Inc.	2,213	479,778
Eaton Vance Corp.	7,565	343,527
Federated Investors, Inc., Class B	8,696	357,927
GLG Partners Inc.†	936	12,730
Invesco, Ltd.	7,435	233,310
Janus Capital Group, Inc.	8,436	277,123
Legg Mason, Inc.	2,713	198,456
T. Rowe Price Group, Inc.	5,934	361,262
		2,577,144
Lasers-System/Components — 0.1%
Cymer, Inc.†	2,300	89,539
II-VI, Inc.†	3,400	103,870
		193,409
Leisure Products — 0.1%
WMS Industries, Inc.†	4,200	153,888
Linen Supply & Related Items — 0.1%
Cintas Corp.	6,256	210,327
Machine Tools & Related Products — 0.4%
Kennametal, Inc.	16,005	605,949
Lincoln Electric Holdings, Inc.	654	46,552
		652,501
Machinery-Construction & Mining — 0.4%
Joy Global, Inc.	7,526	495,361
Terex Corp.†	4,103	269,034
		764,395
Machinery-Farming — 0.1%
AGCO Corp.†	1,337	90,889
Machinery-General Industrial — 0.2%
IDEX Corp.	6,362	229,859
The Manitowoc Co., Inc.	2,786	136,040
		365,899
Machinery-Print Trade — 0.1%
Zebra Technologies Corp., Class A†	3,243	112,532
Machinery-Pumps — 0.9%
Flowserve Corp.	15,646	1,505,145
Graco, Inc.	5,405	201,390
		1,706,535
Marine Services — 0.4%
Aegean Marine Petroleum Inc.	20,100	771,639
Medical Information Systems — 0.4%
Cerner Corp.†	12,269	691,971
IMS Health, Inc.	3,915	90,202
		782,173
Medical Instruments — 1.5%
ArthroCare Corp.†	3,900	187,395
Beckman Coulter, Inc.	1,123	81,754
Edwards Lifesciences Corp.†	3,687	169,565
Intuitive Surgical, Inc.†	1,837	596,107
St. Jude Medical, Inc.†	35,758	1,453,205
Techne Corp.†	4,381	289,365
		2,777,391
Medical Labs & Testing Services — 0.6%
Covance, Inc.†	1,420	123,000
Laboratory Corp. of America Holdings†	6,427	485,431
Quest Diagnostics, Inc.	7,786	411,880
		1,020,311
Medical Products — 0.6%
American Medical Systems Holdings, Inc.†	5,400	78,084
Becton Dickinson & Co.	1,500	125,370
Henry Schein, Inc.†	5,084	312,158
The Cooper Cos., Inc.	399	15,162
Varian Medical Systems, Inc.†	6,947	362,355
Zimmer Holdings, Inc.†	3,500	231,525
		1,124,654
Medical-Biomedical/Gene — 1.8%
Abraxis Bioscience, Inc.†	143	9,834
Celgene Corp.†	3,200	147,872
Charles River Laboratories International, Inc.†	22,213	1,461,615
Genzyme Corp.†	3,800	282,872
Illumina, Inc.†	3,600	213,336
Integra LifeSciences Holdings Corp.†	1,400	58,702
Invitrogen Corp.†	3,593	335,622
Martek Biosciences Corp.†	2,200	65,076
Millennium Pharmaceuticals, Inc.†	3,960	59,321
Millipore Corp.†	3,506	256,569
PDL BioPharma, Inc.†	2,605	45,640
Qiagen NV†	6,600	138,930
Vertex Pharmaceuticals, Inc.†	7,384	171,530
		3,246,919
Medical-Drugs — 2.5%
Allergan, Inc.	14,237	914,585
App Pharmaceuticals, Inc.†	574	5,895
Auxilium Pharmaceuticals, Inc.†	19,400	581,806
Cephalon, Inc.†	17,879	1,282,997
Elan Corp. PLC ADR†	24,100	529,718

Endo Pharmaceuticals Holdings, Inc.†	2,988	79,690
Forest Laboratories, Inc.†	7,149	260,581
Sepracor, Inc.†	7,078	185,797
Shionogi & Co., Ltd.(4)	34,000	599,539
		4,440,608
Medical-Generic Drugs — 0.1%
Barr Pharmaceuticals, Inc.†	2,452	130,201
Mylan, Inc.	6,755	94,975
Watson Pharmaceuticals, Inc.†	1,331	36,124
		261,300
Medical-HMO — 1.3%
Coventry Health Care, Inc.†	20,015	1,185,889
Health Net, Inc.†	8,708	420,596
Humana, Inc.†	7,554	568,892
Sierra Health Services, Inc.†	1,239	51,988
WellCare Health Plans, Inc.†	924	39,187
		2,266,552
Medical-Hospitals — 0.0%
Community Health Systems, Inc.†	184	6,782
Tenet Healthcare Corp.†	8,179	41,550
Universal Health Services, Inc., Class B	280	14,336
		62,668
Medical-Outpatient/Home Medical — 0.2%
Lincare Holdings, Inc.†	8,073	283,847
Medical-Wholesale Drug Distribution — 0.0%
AmerisourceBergen Corp.	1,709	76,683
Metal Processors & Fabrication — 0.5%
Precision Castparts Corp.	6,674	925,684
Metal-Iron — 0.4%
Cleveland-Cliffs, Inc.	7,816	787,853
Mining — 0.1%
Agnico-Eagle Mines, Ltd.†	3,000	163,890
Motion Pictures & Services — 0.4%
Dreamworks Animation SKG, Inc., Class A†	25,768	658,115
Motorcycle/Motor Scooter — 0.3%
Harley-Davidson, Inc.	12,595	588,312
Multimedia — 0.3%
Meredith Corp.	3,074	169,009
The McGraw-Hill Cos., Inc.	8,500	372,385
		541,394
Music — 0.0%
Warner Music Group Corp.	442	2,679
Networking Products — 0.4%
Foundry Networks, Inc.†	6,900	120,888
Juniper Networks, Inc.†	19,834	658,489
		779,377
Non-Ferrous Metals — 0.6%
Timminco Ltd.†	18,500	411,445
Titanium Metals Corp.	1,523	40,283
Uranium One, Inc.†	72,870	651,950
		1,103,678
Non-Hazardous Waste Disposal — 0.6%
Allied Waste Industries, Inc.†	971	10,701
Republic Services, Inc.	37,021	1,160,608
		1,171,309
Office Automation & Equipment — 0.1%
Pitney Bowes, Inc.	4,014	152,693
Office Furnishings-Original — 0.1%
HNI Corp.	2,471	86,633
Steelcase, Inc., Class A	1,453	23,059
		109,692
Office Supplies & Forms — 0.1%
Avery Dennison Corp.	4,533	240,884
Oil & Gas Drilling — 1.5%
Diamond Offshore Drilling, Inc.	11,824	1,679,008
ENSCO International, Inc.	3,087	184,047
Nabors Industries, Ltd.†	11,344	310,712
Noble Corp.	5,988	338,382
Pride International, Inc.†	2,745	93,055
Rowan Cos., Inc.	1,765	69,647
		2,674,851
Oil Companies-Exploration & Production — 2.4%
Bill Barrett Corp.†	2,700	113,049
Cabot Oil & Gas Corp.	16,965	684,877
Chesapeake Energy Corp.	19,000	744,800
CNX Gas Corp.†	623	19,905
ComptonPetroleum Corp.†	12,800	117,760
Continental Resources, Inc.†	309	8,074
Denbury Resources, Inc.†	5,410	160,947
EOG Resources, Inc.	6,200	553,350
Mariner Energy, Inc.†	5,700	130,416
Murphy Oil Corp.	5,600	475,104
Noble Energy, Inc.	542	43,100
Quicksilver Resources, Inc.†	1,119	66,681
Range Resources Corp.	3,306	169,796
SandRidge Energy, Inc.†	4,495	161,191
Southwestern Energy Co.†	3,794	211,402
Ultra Petroleum Corp.†	6,100	436,150
Unit Corp.†	811	37,509
W&T Offshore, Inc.	391	11,714
XTO Energy, Inc.	2,916	149,766
		4,295,591
Oil Field Machinery & Equipment — 1.2%
Cameron International Corp.†	16,320	785,481
Dresser Rand Group, Inc.†	1,917	74,859
FMC Technologies, Inc.†	10,901	618,087
Grant Prideco, Inc.†	2,847	158,037
National-Oilwell Varco, Inc.†	7,935	582,905
		2,219,369
Oil Refining & Marketing — 0.3%
Cheniere Energy, Inc.†	949	30,975
Frontier Oil Corp.	1,238	50,238
Holly Corp.	1,010	51,399
Sunoco, Inc.	2,713	196,530
Tesoro Corp.	3,052	145,581
Western Refining, Inc.	316	7,650
		482,373

Oil-Field Services — 1.7%
BJ Services Co.	13,753	333,648
Core Laboratories NV†	3,700	461,464
Global Industries, Ltd.†	2,056	44,040
Helix Energy Solutions Group, Inc.†	1,628	67,562
Oceaneering International, Inc.†	1,218	82,032
Smith International, Inc.	11,278	832,880
Superior Energy Services, Inc.†	1,803	62,059
TETRA Technologies, Inc.†	6,022	93,763
Tidewater, Inc.	826	45,314
Weatherford International, Ltd.†	16,335	1,120,581
		3,143,343
Optical Supplies — 0.0%
Advanced Medical Optics, Inc.†	1,339	32,846
Paper & Related Products — 0.0%
Domtar Corp.†	5,140	39,527
Rayonier, Inc.	105	4,960
		44,487
Patient Monitoring Equipment — 0.6%
Masimo Corp.†	3,200	126,240
Mindray Medical International, Ltd. ADR	22,100	949,637
		1,075,877
Pharmacy Services — 0.4%
Express Scripts, Inc.†	10,613	774,749
Omnicare, Inc.	328	7,482
		782,231
Physical Therapy/Rehabilitation Centers — 0.2%
Psychiatric Solutions, Inc.†	11,800	383,500
Physicians Practice Management — 0.2%
Healthways, Inc.†	3,300	192,852
Pediatrix Medical Group, Inc.†	1,083	73,806
		266,658
Pipelines — 0.6%
Equitable Resources, Inc.	2,065	110,023
Questar Corp.	1,317	71,250
Williams Cos., Inc.	24,797	887,237
		1,068,510
Power Converter/Supply Equipment — 0.0%
Hubbell, Inc., Class B	446	23,014
Printing-Commercial — 0.1%
VistaPrint, Ltd.†	3,300	141,405
Private Corrections — 0.0%
Corrections Corp. of America†	2,744	80,975
Publishing-Books — 0.0%
John Wiley & Sons, Inc., Class A	1,134	48,581
Publishing-Newspapers — 0.0%
The New York Times Co., Class A	805	14,112
Racetrack — 0.1%
Penn National Gaming, Inc.†	1,640	97,662
Radio — 0.1%
Sirius Satellite Radio, Inc.†	32,663	98,969
XM Satellite Radio Holdings, Inc., Class A†	6,379	78,079
		177,048
Real Estate Investment Trusts — 0.6%
Apartment Investment & Management Co., Class A	117	4,063
Duke Realty Corp.	2,377	61,992
Essex Property Trust, Inc.	250	24,373
Federal Realty Investment Trust	653	53,644
General Growth Properties, Inc.	2,669	109,909
Health Care REIT, Inc.	225	10,055
Kilroy Realty Corp.	730	40,121
ProLogis	5,016	317,914
Public Storage, Inc.	215	15,783
Taubman Centers, Inc.	661	32,515
The Macerich Co.	1,601	113,767
UDR, Inc.	3,035	60,245
Ventas, Inc.	2,977	134,709
Weingarten Realty Investors, Inc.	1,718	54,014
		1,033,104
Real Estate Management/Services — 0.1%
CB Richard Ellis Group, Inc., Class A†	4,362	94,001
Jones Lang LaSalle, Inc.	822	58,494
		152,495
Real Estate Operations & Development — 0.1%
Forest City Enterprises, Inc., Class A	1,611	71,593
The St. Joe Co.	1,661	58,982
		130,575
Rental Auto/Equipment — 0.0%
Avis Budget Group, Inc.†	810	10,530
Hertz Global Holdings, Inc.†	4,670	74,206
		84,736
Research & Development — 0.4%
Pharmaceutical Product Development, Inc.	17,612	710,996
Respiratory Products — 0.2%
ResMed, Inc.†	5,339	280,458
Respironics, Inc.†	1,645	107,714
		388,172
Retail-Apparel/Shoe — 1.3%
Abercrombie & Fitch Co., Class A	1,961	156,821
American Eagle Outfitters, Inc.	4,149	86,175
AnnTaylor Stores Corp.†	4,356	111,339
Chico’s FAS, Inc.†	3,932	35,506
Limited Brands, Inc.	7,114	134,668
Men’s Wearhouse, Inc.	4,250	114,665
Nordstrom, Inc.	5,456	200,399
Ross Stores, Inc.	10,804	276,258
Under Armour, Inc., Class A†	22,700	991,309
Urban Outfitters, Inc.†	7,130	194,364
		2,301,504

Retail-Auto Parts — 0.3%
Advance Auto Parts, Inc.	5,255	199,637
AutoZone, Inc.†	1,036	124,227
O’Reilly Automotive, Inc.†	5,949	192,926
		516,790
Retail-Automobile — 0.1%
CarMax, Inc.†	4,830	95,392
Copart, Inc.†	1,425	60,634
		156,026
Retail-Bedding — 0.2%
Bed Bath & Beyond, Inc.†	13,591	399,439
Retail-Bookstore — 0.0%
Barnes & Noble, Inc.	102	3,514
Retail-Catalog Shopping — 0.0%
Coldwater Creek, Inc.†	1,379	9,225
MSC Industrial Direct Co., Inc., Class A	1,029	41,644
		50,869
Retail-Computer Equipment — 0.5%
GameStop Corp., Class A†	13,516	839,479
Retail-Consumer Electronics — 0.0%
Circuit City Stores, Inc.	1,647	6,918
RadioShack Corp.	2,126	35,844
		42,762
Retail-Discount — 0.5%
Big Lots, Inc.†	2,387	38,168
Dollar Tree Stores, Inc.†	2,178	56,454
Family Dollar Stores, Inc.	8,038	154,571
TJX Cos., Inc.	21,457	616,459
		865,652
Retail-Gardening Products — 0.1%
Tractor Supply Co.†	2,971	106,778
Retail-Jewelry — 0.3%
Tiffany & Co.	9,745	448,562
Retail-Mail Order — 0.1%
Williams-Sonoma, Inc.	9,133	236,545
Retail-Major Department Stores — 0.2%
J.C. Penney Co., Inc.	5,044	221,885
Saks, Inc.†	2,706	56,177
		278,062
Retail-Office Supplies — 0.2%
Office Depot, Inc.†	6,139	85,394
OfficeMax, Inc.	773	15,970
Staples, Inc.	8,900	205,323
		306,687
Retail-Pet Food & Supplies — 0.1%
PetSmart, Inc.	8,437	198,523
Retail-Restaurants — 1.1%
Brinker International, Inc.	2,349	45,946
Burger King Holdings, Inc.	1,419	40,456
Darden Restaurants, Inc.	3,158	87,508
Panera Bread Co., Class A†	2,734	97,932
Red Robin Gourmet Burgers, Inc.†	10,500	335,895
The Cheesecake Factory, Inc.†	1,608	38,126
Tim Hortons Inc	9,330	344,557
Wendy’s International, Inc.	1,949	50,362
Yum! Brands, Inc.	25,001	956,788
		1,997,570
Retail-Sporting Goods — 1.0%
Dick’s Sporting Goods, Inc.†	61,806	1,715,735
Retirement/Aged Care — 0.0%
Brookdale Senior Living, Inc.	204	5,796
Rubber-Tires — 0.1%
The Goodyear Tire & Rubber Co.†	4,685	132,211
Savings & Loans/Thrifts — 0.1%
Capitol Federal Financial	339	10,509
Hudson City Bancorp, Inc.	4,840	72,697
People’s United Financial, Inc.	3,358	59,772
TFS Financial Corp.†	419	5,003
		147,981
Schools — 0.6%
Apollo Group, Inc., Class A†	8,350	585,752
Career Education Corp.†	2,122	53,347
DeVry, Inc.	4,500	233,820
ITT Educational Services, Inc.†	2,710	231,082
		1,104,001
Semiconductor Equipment — 0.4%
KLA-Tencor Corp.	6,081	292,861
Lam Research Corp.†	5,160	223,067
Novellus Systems, Inc.†	1,689	46,566
Teradyne, Inc.†	12,259	126,758
Varian Semiconductor Equipment Associates, Inc.†	1,756	64,972
		754,224
Semiconductors Components-Integrated Circuits — 1.0%
Analog Devices, Inc.	17,107	542,292
Cypress Semiconductor Corp.†	3,556	128,123
Integrated Device Technology, Inc.†	8,485	95,965
Linear Technology Corp.	14,459	460,230
Marvell Technology Group, Ltd.†	23,950	334,821
Maxim Integrated Products, Inc.	10,946	289,850
		1,851,281
Soap & Cleaning Preparation — 0.5%
Church & Dwight Co., Inc.	16,484	891,290
Specified Purpose Acquisitions — 0.4%
Liberty Acquisition Holdings Corp.†	61,900	674,710
Steel-Producers — 0.9%
AK Steel Holding Corp.†	2,487	114,999
Carpenter Technology Corp.	6,310	474,323
Reliance Steel & Aluminum Co.	147	7,967
Steel Dynamics, Inc.	651	38,780
United States Steel Corp.	8,500	1,027,735
		1,663,804
Steel-Specialty — 0.1%
Allegheny Technologies, Inc.	2,282	197,165
Telecom Equipment-Fiber Optics — 0.1%
Ciena Corp.†	1,906	65,014
JDS Uniphase Corp.†	11,420	151,886
		216,900

Telecom Services — 0.5%
Amdocs, Ltd.†	19,816	683,057
NeuStar, Inc., Class A†	5,994	171,908
		854,965
Telecommunication Equipment — 0.6%
CommScope, Inc.†	1,368	67,319
Harris Corp.	3,000	188,040
Nice Systems, Ltd. ADR†	23,477	805,731
		1,061,090
Telephone-Integrated — 0.1%
Citizens Communications Co.	1,346	17,135
Level 3 Communications, Inc.†	34,176	103,895
Telephone and Data Systems, Inc.	1,027	64,290
Windstream Corp.	5,885	76,623
		261,943
Television — 0.2%
Central European Media Enterprises, Ltd. Class A†	1,893	219,550
CTC Media, Inc.†	6,561	198,142
		417,692
Theater — 0.0%
Regal Entertainment Group, Class A	1,417	25,605
Therapeutics — 0.8%
Amylin Pharmaceuticals, Inc.†	30,439	1,126,243
ImClone Systems, Inc.†	1,337	57,491
Medarex, Inc.†	7,200	75,024
Theravance, Inc.†	3,300	64,350
Warner Chilcott, Ltd., Class A†	9,026	160,031
		1,483,139
Tobacco — 0.1%
Loews Corp. - Carolina Group	1,436	122,491
UST, Inc.	1,975	108,230
		230,721
Tools-Hand Held — 0.0%
Black & Decker Corp.	722	50,287
The Stanley Works	598	28,991
		79,278
Toys — 0.1%
Hasbro, Inc.	1,107	28,317
Mattel, Inc.	11,471	218,408
		246,725
Transactional Software — 0.0%
VeriFone Holdings, Inc.†	1,388	32,271
Transport-Equipment & Leasing — 0.0%
Aircastle, Ltd.	645	16,983
GATX Corp.	417	15,295
		32,278
Transport-Marine — 0.1%
Frontline, Ltd.	1,083	51,984
Kirby Corp.†	1,191	55,358
		107,342
Transport-Rail — 0.1%
CSX Corp.	1,670	73,447
Kansas City Southern†	1,031	35,394
		108,841
Transport-Services — 0.7%
C.H. Robinson Worldwide, Inc.	10,580	572,590
Expeditors International of Washington, Inc.	11,961	534,417
UTI Worldwide, Inc.	7,210	141,316
		1,248,323
Transport-Truck — 0.3%
Con-way, Inc.	795	33,024
J.B. Hunt Transport Services, Inc.	1,956	53,888
Landstar System, Inc.	9,041	381,078
		467,990
Veterinary Diagnostics — 0.0%
VCA Antech, Inc.†	1,878	83,064
Vitamins & Nutrition Products — 0.0%
Herbalife, Ltd.	1,071	43,140
NBTY, Inc.†	1,235	33,839
		76,979
Water — 0.0%
Aqua America, Inc.	201	4,261
Water Treatment Systems — 0.0%
Nalco Holding Co.	3,225	77,980
Web Hosting/Design — 0.9%
Equinix, Inc.†	15,600	1,576,692
Web Portals/ISP — 0.1%
SINA Corp.†	2,900	128,499
Wire & Cable Products — 0.1%
General Cable Corp.†	3,468	254,135
Wireless Equipment — 0.8%
American Tower Corp., Class A†	19,834	844,928
Crown Castle International Corp.†	4,236	176,218
SBA Communcations Corp., Class A†	13,596	460,089
		1,481,235
X-Ray Equipment — 0.8%
Hologic, Inc.†	21,976	1,508,433
Total Common Stock (cost $144,556,340)		172,325,097
EXCHANGE TRADED FUNDS — 1.5%
Index Fund — 1.5%
iShares Russell Midcap Growth Index Fund	12,100	1,378,674
Oil Service HOLDRs Trust	7,200	1,360,944
Total Exchange Trades Funds (cost $2,164,378)		2,739,618
Total Long-Term Investment Securities (cost $146,720,718)		175,064,715

SHORT-TERM INVESTMENT SECURITIES — 0.1%
Registered Investment Company — 0.1%
T. Rowe Price Reserve Investment Fund	151,417	151,417
U.S. Government Treasuries — 0.0%
United States Treasury Bills 2.68% due 03/13/08(3)	$60,000	59,679
Total Short-Term Investment Securities (cost $211,096)		211,096
REPURCHASE AGREEMENTS — 5.1%
Agreement with State Street Bank & Trust Co., bearing interest at 2.65%, dated 12/31/07, to be repurchased 01/02/08 in the amount of $2,242,330 and collateralized by United States Treasury Bonds, bearing interest at 6.00% due 02/15/26 and having an approximate value of $2,290,238	2,242,000	2,242,000
Bank of America Joint Repurchase Agreement(2)	7,010,000	7,010,000
Total Repurchase Agreements (cost $9,252,000)		9,252,000
TOTAL INVESTMENTS (cost $156,183,814) (1)	101.9%	184,527,811
Liabilities in excess of other assets	(1.9)	(3,370,941)
NET ASSETS	100.0%	$181,156,870

†	Non-income producing security
(1)	See Note 4 for cost of investments on a tax basis.
(2)	See Note 2 for cost of Joint Repurchase Agreements.
(3)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(4)	Security was valued using fair value procedures at December 31, 2007. See Note 1 regarding fair value pricing procedures for foreign equity securities.
ADR -	American Depository Receipt

Open Futures Contracts

Number of Contracts	Description	Expiration Date	Value at Trade Date	Value as of December 31, 2007	Unrealized Appreciation (Depreciation)
2 Long	S&P Midcap 400 Index	March 2008	$850,209	$864,800	$14,591

See Notes to Portfolio of Investments

SEASONS SERIES TRUST

MID CAP VALUE PORTFOLIO

Portfolio of Investments — December 31, 2007

(unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCK — 95.1%
Advertising Agency — 0.8%
Interpublic Group of Cos., Inc.†	221,308	$1,794,808
Advertising Services — 0.8%
Getty Images, Inc.†	983	28,507
R.H. Donnelley Corp.†	48,431	1,766,763
		1,795,270
Aerospace/Defense — 0.4%
Rockwell Collins, Inc.	12,652	910,564
Spirit Aerosystems Holdings, Inc., Class A†	496	17,112
		927,676
Aerospace/Defense-Equipment — 0.2%
Alliant Techsystems, Inc.†	4,097	466,075
DRS Technologies, Inc.	1,480	80,319
		546,394
Agricultural Chemicals — 0.2%
Monsanto Co.	5,000	558,450
Agricultural Operations — 0.2%
Bunge, Ltd.	4,644	540,608
Airlines — 0.2%
Northwest Airlines Corp.†	3,412	49,508
Southwest Airlines Co.	22,305	272,121
UAL Corp.	1,809	64,509
US Airways Group, Inc.†	3,129	46,028
		432,166
Apparel Manufacturers — 0.2%
Jones Apparel Group, Inc.	3,279	52,431
Liz Claiborne, Inc.	3,747	76,252
VF Corp.	3,435	235,847
		364,530
Appliances — 0.0%
Whirlpool Corp.	862	70,365
Applications Software — 0.0%
Compuware Corp.†	2,201	19,545
Auto-Cars/Light Trucks — 0.2%
Ford Motor Co.†	77,771	523,399
Auto/Truck Parts & Equipment-Original — 1.1%
ArvinMeritor, Inc.	22,600	265,098
Autoliv, Inc.	1,250	65,887
BorgWarner, Inc.	10,932	529,218
Johnson Controls, Inc.	36,420	1,312,577
Tenneco, Inc.†	10,738	279,940
TRW Automotive Holdings Corp.†	1,633	34,130
		2,486,850
Banks-Commercial — 2.2%
Associated Banc-Corp.	4,906	132,903
BancorpSouth, Inc.	3,162	74,655
Bank of Hawaii Corp.	1,264	64,641
BOK Financial Corp.	856	44,255
City National Corp.	1,574	93,732
Colonial BancGroup, Inc.	6,114	82,784
Commerce Bancorp, Inc.	5,248	200,159
Commerce Bancshares, Inc.	15,734	705,827
Cullen/Frost Bankers, Inc.	2,308	116,923
East West Bancorp, Inc.	2,427	58,806
First Citizens BancShares, Inc., Class A	231	33,691
First Horizon National Corp.	4,837	87,791
Fulton Financial Corp.	6,662	74,748
M&T Bank Corp.	16,951	1,382,693
Marshall & Ilsley Corp.	9,966	263,900
Popular, Inc.	10,747	113,918
Synovus Financial Corp.	6,645	160,012
TCF Financial Corp.	4,974	89,184
UnionBanCal Corp.	1,839	89,945
Valley National Bancorp	4,629	88,229
Webster Financial Corp.	24,302	776,935
Whitney Holding Corp.	2,599	67,964
Zions Bancorp.	4,158	194,137
		4,997,832
Banks-Fiduciary — 0.6%
Northern Trust Corp.	17,181	1,315,721
Wilmington Trust Corp.	2,644	93,069
		1,408,790
Banks-Super Regional — 0.9%
Comerica, Inc.	17,898	779,100
Huntington Bancshares, Inc.	14,053	207,422
KeyCorp	46,956	1,101,118
		2,087,640
Batteries/Battery Systems — 0.0%
Energizer Holdings, Inc.†	612	68,624
Beverages-Non-alcoholic — 1.1%
Coca-Cola Enterprises, Inc.	89,687	2,334,552
Pepsi Bottling Group, Inc.	4,058	160,129
PepsiAmericas, Inc.	2,269	75,603
		2,570,284
Beverages-Wine/Spirits — 0.1%
Brown-Forman Corp., Class B	886	65,661
Constellation Brands, Inc., Class A†	7,373	174,298
		239,959
Brewery — 0.1%
Molson Coors Brewing Co., Class B	4,214	217,527
Broadcast Services/Program — 0.4%
Discovery Holding Co., Class A†	4,829	121,401
Liberty Global, Inc., Class A†	7,251	284,167
Liberty Media Corp. - Capital, Class A†	4,962	578,023
		983,591
Building & Construction Products-Misc. — 0.3%
Armstrong World Industries, Inc.†	748	30,002
Masco Corp.	13,685	295,733
Owens Corning, Inc.†	13,641	275,821
USG Corp.†	3,082	110,305
		711,861
Building Products-Air & Heating — 0.3%
Lennox International, Inc.	16,765	694,406
Building-Heavy Construction — 0.1%
Chicago Bridge & Iron Co. NV	4,000	241,760
Building-MobileHome/Manufactured Housing — 0.0%
Thor Industries, Inc.	113	4,295
Building-Residential/Commerical — 0.4%
Centex Corp.	4,385	110,765
D.R. Horton, Inc.	12,082	159,120

KB Home	9,162	197,899
Lennar Corp., Class A	5,220	93,386
M.D.C. Holdings, Inc.	1,343	49,866
NVR, Inc.†	100	52,400
Pulte Homes, Inc.	5,244	55,272
Ryland Group, Inc.	1,617	44,548
Toll Brothers, Inc.†	4,848	97,251
		860,507
Cable TV — 0.2%
Cablevision Systems Corp., Class A†	5,682	139,209
Charter Communications, Inc., Class A†	191,084	223,568
		362,777
Casino Hotels — 0.2%
Boyd Gaming Corp.	6,800	231,676
Harrah’s Entertainment, Inc.	3,059	271,486
		503,162
Cellular Telecom — 0.0%
US Cellular Corp.†	434	36,499
Chemicals-Diversified — 1.0%
Celanese Corp., Class A	17,750	751,180
FMC Corp.	2,945	160,650
Huntsman Corp.	3,473	89,256
PPG Industries, Inc.	6,315	443,502
Rockwood Holdings, Inc.†	11,300	375,386
Rohm & Haas Co.	9,730	516,371
Westlake Chemical Corp.	741	14,072
		2,350,417
Chemicals-Specialty — 2.5%
Albemarle Corp.	8,142	335,858
Ashland, Inc.	2,158	102,354
Cabot Corp.	729	24,305
Chemtura Corp.	111,093	866,526
Cytec Industries, Inc.	8,219	506,126
Eastman Chemical Co.	25,336	1,547,776
International Flavors & Fragrances, Inc.	794	38,215
Lubrizol Corp.	1,964	106,370
Sigma-Aldrich Corp.	3,525	192,465
The Mosaic Co.†	20,798	1,962,083
		5,682,078
Coatings/Paint — 0.1%
RPM International, Inc.	657	13,337
Valspar Corp.	12,278	276,746
		290,083
Commercial Services — 0.3%
Arbitron, Inc.	14,900	619,393
Convergys Corp.†	5,266	86,678
		706,071
Commercial Services-Finance — 0.3%
H&R Block, Inc.	42,031	780,516
Computer Services — 0.3%
Affiliated Computer Services, Inc., Class A†	2,071	93,402
Computer Sciences Corp.†	6,663	329,619
Electronic Data Systems Corp.	8,221	170,421
Unisys Corp.†	13,376	63,269
		656,711
Computer Software — 0.0%
Metavante Technologies, Inc.†	3,322	77,469
Computers-Integrated Systems — 0.1%
NCR Corp.†	6,054	151,955
Teradata Corp.†	6,055	165,968
		317,923
Computers-Memory Devices — 0.6%
SanDisk Corp.†	3,564	118,218
Seagate Technology	43,554	1,110,627
Western Digital Corp.†	5,992	181,018
		1,409,863
Computers-Periphery Equipment — 0.3%
Lexmark International, Inc., Class A†	16,759	584,219
Consulting Services — 0.0%
Genpact, Ltd.†	210	3,198
Hewitt Associates Inc., Class A†	1,370	52,458
		55,656
Consumer Products-Misc. — 1.1%
Clorox Co.	22,008	1,434,261
Fortune Brands, Inc.	14,176	1,025,775
Jarden Corp.†	1,281	30,245
Scotts Miracle-Gro Co., Class A	1,363	51,004
		2,541,285
Containers-Metal/Glass — 0.6%
Ball Corp.	27,900	1,255,500
Owens-Illinois, Inc.†	378	18,711
		1,274,211
Containers-Paper/Plastic — 0.7%
Bemis Co., Inc.	4,023	110,150
Pactiv Corp.†	44,400	1,182,372
Sealed Air Corp.	5,356	123,938
Sonoco Products Co.	3,847	125,720
		1,542,180
Cosmetics & Toiletries — 0.1%
Alberto-Culver Co.	2,681	65,792
Avon Products, Inc.	1,317	52,061
		117,853
Cruise Lines — 0.1%
Royal Caribbean Cruises, Ltd.	5,123	217,420
Data Processing/Management — 0.1%
Fair Isaac Corp.	1,988	63,914
Fidelity National Information Services, Inc.	1,163	48,369
		112,283
Direct Marketing — 0.0%
Harte-Hanks, Inc.	567	9,809
Distribution/Wholesale — 1.1%
Genuine Parts Co.	34,353	1,590,544
Ingram Micro, Inc., Class A†	5,581	100,681
Tech Data Corp.†	2,115	79,778

WW Grainger, Inc.	8,222	719,589
		2,490,592
Diversified Manufacturing Operations — 2.4%
Carlisle Cos., Inc.	1,738	64,358
Cooper Industries, Ltd. Class A	13,681	723,451
Crane Co.	1,959	84,041
Dover Corp.	5,331	245,706
Eaton Corp.	13,270	1,286,526
Ingersoll-Rand Co., Ltd., Class A	9,829	456,753
ITT, Inc.	6,116	403,901
Leggett & Platt, Inc.	6,813	118,819
Parker Hannifin Corp.	19,986	1,505,146
Pentair, Inc.	10,438	363,347
SPX Corp.	2,015	207,243
Teleflex, Inc.	1,507	94,956
Trinity Industries, Inc.	393	10,910
		5,565,157
Diversified Operations — 0.1%
Leucadia National Corp.	6,306	297,013
E-Commerce/Services — 0.7%
Expedia, Inc.†	7,299	230,794
IAC/InterActive Corp.†	33,868	911,727
Liberty Media Corp., Series A†	9,384	179,047
Monster Worldwide, Inc.†	8,800	285,120
		1,606,688
Electric Products-Misc. — 0.0%
Molex, Inc.	2,276	62,135
Electric-Integrated — 11.6%
Alliant Energy Corp.	4,375	178,019
Ameren Corp.	41,363	2,242,288
American Electric Power Co., Inc.	31,797	1,480,468
CMS Energy Corp.	115,365	2,005,044
Consolidated Edison, Inc.	10,406	508,333
Constellation Energy Group, Inc.	5,378	551,406
DPL, Inc.	51,698	1,532,846
DTE Energy Co.	6,297	276,816
Edison International	38,252	2,041,509
Energy East Corp.	6,079	165,410
Entergy Corp.	19,637	2,347,014
FirstEnergy Corp.	15,846	1,146,300
Great Plains Energy, Inc.	3,308	96,991
Hawaiian Electric Industries, Inc.	3,154	71,817
Integrys Energy Group, Inc.	2,911	150,470
MDU Resources Group, Inc.	6,994	193,104
NiSource, Inc.	98,942	1,869,014
Northeast Utilities	64,745	2,027,166
NSTAR	4,109	148,828
OGE Energy Corp.	3,529	128,067
Pepco Holdings, Inc.	7,427	217,834
PG&E Corp.	39,178	1,688,180
Pinnacle West Capital Corp.	3,856	163,533
PPL Corp.	45,770	2,384,159
Progress Energy, Inc.	9,919	480,377
Puget Energy, Inc.	21,495	589,608
SCANA Corp.	6,508	274,312
Sierra Pacific Resources	7,268	123,411
TECO Energy, Inc.	8,063	138,764
Wisconsin Energy Corp.	19,373	943,659
Xcel Energy, Inc.	15,729	355,003
		26,519,750
Electronic Components-Misc. — 0.1%
AVX Corp.	1,561	20,949
Jabil Circuit, Inc.	2,619	39,992
Sanmina-SCI Corp.†	15,858	28,861
Vishay Intertechnology, Inc.†	5,910	67,433
		157,235
Electronic Components-Semiconductors — 0.3%
Advanced Micro Devices, Inc.†	13,769	103,268
Cree, Inc.†	2,434	66,862
Fairchild Semiconductor International, Inc.†	2,798	40,375
International Rectifier Corp.†	2,159	73,341
Intersil Corp., Class A	2,354	57,626
LSI Logic Corp.†	11,237	59,668
Micron Technology, Inc.†	19,608	142,158
QLogic Corp.†	541	7,682
Rambus, Inc.†	851	17,820
		568,800
Electronic Connectors — 0.7%
Amphenol Corp., Class A	33,468	1,551,911
Electronic Design Automation — 0.7%
Cadence Design Systems, Inc.†	92,951	1,581,097
Electronic Parts Distribution — 0.1%
Arrow Electronics, Inc.†	2,144	84,216
Avnet, Inc.†	2,374	83,019
		167,235
Electronics-Military — 0.2%
L-3 Communications Holdings, Inc.	3,196	338,584
Engineering/R&D Services — 0.7%
KBR, Inc.†	36,023	1,397,692
Shaw Group, Inc.†	267	16,138
URS Corp.†	2,397	130,229
		1,544,059
Engines-Internal Combustion — 0.3%
Cummins, Inc.	6,100	776,957
Enterprise Software/Service — 0.6%
CA, Inc.	5,939	148,178
Novell, Inc.†	11,669	80,166
Sybase, Inc.†	40,300	1,051,427
		1,279,771
Entertainment Software — 0.5%
Activision, Inc.†	36,726	1,090,762
Filtration/Separation Products — 0.0%
Pall Corp.	414	16,693
Finance-Auto Loans — 0.0%
AmeriCredit Corp.†	4,227	54,063
Finance-Commercial — 0.3%
CapitalSource, Inc.	2,218	39,015

CIT Group, Inc.	26,449	635,569
		674,584
Finance-Consumer Loans — 0.0%
Student Loan Corp.	154	16,940
Finance-Investment Banker/Broker — 0.2%
E*TRADE Financial Corp.†	10,246	36,374
Jefferies Group, Inc.	4,825	111,216
Lazard, Ltd., Class A	5,809	236,310
MF Global, Ltd.†	1,719	54,097
Raymond James Financial, Inc.	3,618	118,164
		556,161
Finance-Mortgage Loan/Banker — 0.0%
IndyMac Bancorp, Inc.	3,096	18,421
Finance-Other Services — 0.0%
The Nasdaq Stock Market, Inc.†	867	42,908
Financial Guarantee Insurance — 0.3%
Ambac Financial Group, Inc.	17,426	449,068
MBIA, Inc.	5,031	93,727
MGIC Investment Corp.	3,195	71,664
PMI Group, Inc.	3,120	41,434
Radian Group, Inc.	3,087	36,056
		691,949
Food-Canned — 0.0%
Del Monte Foods Co.	7,767	73,476
Food-Confectionery — 0.1%
The Hershey Co.	1,905	75,057
The J.M. Smucker Co.	2,178	112,037
WM Wrigley Jr. Co.	1,106	64,756
		251,850
Food-Dairy Products — 0.4%
Dean Foods Co.	34,870	901,738
Food-Meat Products — 0.7%
Hormel Foods Corp.	2,844	115,125
Smithfield Foods, Inc.†	45,966	1,329,337
Tyson Foods, Inc., Class A	10,162	155,783
		1,600,245
Food-Misc. — 1.2%
Campbell Soup Co.	14,934	533,592
ConAgra Foods, Inc.	50,759	1,207,557
Corn Products International, Inc.	2,863	105,215
General Mills, Inc.	4,400	250,800
H.J. Heinz Co.	5,610	261,875
McCormick & Co., Inc.	1,694	64,219
Sara Lee Corp.	13,478	216,457
		2,639,715
Food-Retail — 1.4%
Safeway, Inc.	64,853	2,218,621
The Kroger Co.	35,100	937,521
		3,156,142
Food-Wholesale/Distribution — 0.8%
SUPERVALU, Inc.	49,370	1,852,362
Forestry — 0.1%
Plum Creek Timber Co., Inc.	6,269	288,625
Funeral Services & Related Items — 0.1%
Service Corp. International	10,718	150,588
Gas-Distribution — 0.8%
AGL Resources, Inc.	2,992	112,619
Atmos Energy Corp.	3,416	95,785
Energen Corp.	2,759	177,210
ONEOK, Inc.	3,996	178,901
Sempra Energy	10,147	627,896
Southern Union Co.	4,135	121,404
Southwest Gas Corp.	10,300	306,631
UGI Corp.	4,087	111,371
Vectren Corp.	2,943	85,376
		1,817,193
Home Decoration Products — 0.9%
Newell Rubbermaid, Inc.	83,415	2,158,780
Hospital Beds/Equipment — 0.1%
Hillenbrand Industries, Inc.	1,967	109,621
Kinetic Concepts, Inc.†	373	19,978
		129,599
Hotels/Motels — 0.1%
Orient-Express Hotels, Ltd., Class A	85	4,889
Wyndham Worldwide Corp.	6,494	152,999
		157,888
Independent Power Producers — 0.3%
Dynegy, Inc., Class A†	10,899	77,819
Mirant Corp.†	3,100	120,838
NRG Energy, Inc.†	1,817	78,749
Reliant Energy, Inc.†	13,140	344,793
		622,199
Industrial Gases — 0.3%
Air Products & Chemicals, Inc.	4,407	434,663
Airgas, Inc.	6,429	335,015
		769,678
Instruments-Scientific — 0.4%
Applera Corp. - Applied Biosystems Group	5,318	180,387
PerkinElmer, Inc.	29,365	764,077
		944,464
Insurance Brokers — 0.4%
AON Corp.	11,293	538,563
Arthur J. Gallagher & Co.	2,911	70,417
Erie Indemnity Co., Class A	1,401	72,698
Willis Group Holdings, Ltd.	5,300	201,241
		882,919
Insurance-Life/Health — 1.9%
Conseco, Inc.†	93,154	1,170,014
Genworth Financial, Inc., Class A	25,627	652,207
Nationwide Financial Services, Inc., Class A	2,036	91,641
Principal Financial Group	9,724	669,400
Protective Life Corp.	2,695	110,549
Reinsurance Group of America, Inc.	1,131	59,355
StanCorp Financial Group, Inc.	1,905	95,974

Torchmark Corp.	10,074	609,779
UnumProvident Corp.	40,201	956,382
		4,415,301
Insurance-Multi-line — 1.8%
ACE, Ltd.	14,400	889,632
American Financial Group, Inc.	3,164	91,376
American National Insurance Co.	603	73,108
Assurant, Inc.	15,915	1,064,714
Cincinnati Financial Corp.	6,604	261,122
CNA Financial Corp.	1,042	35,136
Hanover Insurance Group, Inc.	1,879	86,058
HCC Insurance Holdings, Inc.	2,449	70,237
Old Republic International Corp.	8,901	137,164
Unitrin, Inc.	1,755	84,223
XL Capital, Ltd., Class A	26,316	1,323,958
		4,116,728
Insurance-Property/Casualty — 1.1%
Alleghany Corp.†	190	76,380
Arch Capital Group, Ltd.†	1,833	128,952
Fidelity National Financial, Inc., Class A	8,526	124,565
First American Corp.	3,525	120,273
Markel Corp.†	383	188,091
Mercury General Corp.	1,022	50,906
OneBeacon Insurance Group, Ltd.	1,089	23,414
Philadelphia Consolidated Holding Corp.†	10,317	405,974
SAFECO Corp.	11,937	664,652
W.R. Berkley Corp.	17,624	525,371
Wesco Financial Corp.	54	21,978
White Mountains Insurance Group, Ltd.	350	179,917
		2,510,473
Insurance-Reinsurance — 2.0%
Allied World Assurance Holdings, Ltd.	2,323	116,545
Axis Capital Holdings, Ltd.	5,914	230,469
Endurance Specialty Holdings, Ltd.	2,257	94,185
Everest Re Group, Ltd.	12,536	1,258,614
PartnerRe, Ltd.	27,251	2,249,025
RenaissanceRe Holdings, Ltd.	9,425	567,762
Transatlantic Holdings, Inc.	665	48,325
		4,564,925
Internet Infrastructure Software — 0.1%
Openwave Systems, Inc.	54,000	140,400
Internet Security — 0.9%
McAfee, Inc.†	52,600	1,972,500
Investment Companies — 0.2%
Allied Capital Corp.	5,858	125,947
American Capital Strategies, Ltd.	7,229	238,268
		364,215
Investment Management/Advisor Services — 0.7%
Ameriprise Financial, Inc.	9,048	498,635
BlackRock, Inc.	1,056	228,941
Janus Capital Group, Inc.	1,518	49,867
Legg Mason, Inc.	9,681	708,165
		1,485,608
Leisure Products — 0.0%
Brunswick Corp.	3,476	59,266
Linen Supply & Related Items — 0.0%
Cintas Corp.	1,247	41,924
Machine Tools & Related Products — 0.0%
Kennametal, Inc.	1,258	47,628
Lincoln Electric Holdings, Inc.	523	37,227
		84,855
Machinery-Farming — 0.0%
AGCO Corp.†	1,217	82,732
Machinery-General Industrial — 0.0%
Gardner Denver, Inc.†	2,034	67,122
Machinery-Pumps — 0.0%
Flowserve Corp.	223	21,453
Medical Information Systems — 0.3%
IMS Health, Inc.	29,208	672,952
Medical Instruments — 0.3%
Beckman Coulter, Inc.	448	32,614
Edwards Lifesciences Corp.†	14,600	671,454
		704,068
Medical Labs & Testing Services — 0.2%
Laboratory Corp. of America Holdings†	5,300	400,309
Quest Diagnostics, Inc.	439	23,223
		423,532
Medical Products — 0.3%
Covidien, Ltd.	14,600	646,634
The Cooper Cos., Inc.	1,027	39,026
		685,660
Medical-Biomedical/Gene — 0.1%
Charles River Laboratories International, Inc.†	1,706	112,255
Invitrogen Corp.†	1,122	104,806
Millennium Pharmaceuticals, Inc.†	5,533	82,884
		299,945
Medical-Drugs — 0.6%
King Pharmaceuticals, Inc.†	138,573	1,418,988
Medical-Generic Drugs — 0.8%
Mylan, Inc.	121,900	1,713,914
Watson Pharmaceuticals, Inc.†	1,652	44,835
		1,758,749
Medical-HMO — 0.4%
Aetna, Inc.	9,500	548,435
Coventry Health Care, Inc.†	4,163	246,658
Health Net, Inc.†	4,052	195,711
		990,804
Medical-Hospitals — 0.2%
Community Health Systems, Inc.†	3,365	124,034
Health Management Assoc., Inc.	9,320	55,734
LifePoint Hospitals, Inc.†	2,221	66,052
Tenet Healthcare Corp.†	4,165	21,158
Universal Health Services, Inc., Class B	1,266	64,819
		331,797

Medical-Wholesale Drug Distribution — 0.1%
AmerisourceBergen Corp.	3,481	156,193
Metal Processors & Fabrication — 1.0%
Commercial Metals Co.	27,749	817,208
Timken Co.	42,050	1,381,343
		2,198,551
Motion Pictures & Services — 0.0%
Dreamworks Animation SKG, Inc., Class A†	531	13,562
Multimedia — 0.1%
The E.W. Scripps Co., Class A	3,464	155,915
Music — 0.0%
Warner Music Group Corp.	605	3,666
Networking Products — 0.1%
Juniper Networks, Inc.†	5,596	185,787
Non-Hazardous Waste Disposal — 0.8%
Allied Waste Industries, Inc.†	162,206	1,787,510
Republic Services, Inc.	678	21,255
		1,808,765
Office Automation & Equipment — 0.5%
Pitney Bowes, Inc.	1,538	58,506
Xerox Corp.	64,986	1,052,123
		1,110,629
Office Furnishings-Original — 0.0%
Steelcase, Inc. Class A	671	10,649
Office Supplies & Forms — 0.0%
Avery Dennison Corp.	598	31,778
Oil & Gas Drilling — 0.7%
ENSCO International, Inc.	418	24,921
Helmerich & Payne, Inc.	3,974	159,238
Nabors Industries, Ltd.†	1,277	34,977
Patterson-UTI Energy, Inc.	6,028	117,667
Pride International, Inc.†	1,652	56,003
Rowan Cos., Inc.	1,217	48,023
Transocean, Inc.†	8,130	1,163,809
		1,604,638
Oil Companies-Exploration & Production — 3.5%
Chesapeake Energy Corp.	7,391	289,727
Cimarex Energy Co.	3,205	136,309
Continental Resources, Inc.†	593	15,495
EOG Resources, Inc.	17,800	1,588,650
Forest Oil Corp.†	3,035	154,299
Murphy Oil Corp.	7,236	613,902
Newfield Exploration Co.†	5,000	263,500
Noble Energy, Inc.	5,639	448,413
Pioneer Natural Resources Co.	4,749	231,941
Plains Exploration & Production Co.†	4,289	231,606
Range Resources Corp.	76,005	3,903,617
St. Mary Land & Exploration Co.	2,416	93,282
Unit Corp.†	390	18,038
W&T Offshore, Inc.	391	11,714
		8,000,493
Oil Companies-Integrated — 2.2%
Hess Corp.	50,078	5,050,867

Oil Refining & Marketing –– 0.0%
Frontier Oil Corp.	2,106	85,461
Western Refining, Inc.	504	12,202
		97,663
Oil-Field Services — 1.3%
Halliburton Co.	38,361	1,454,266
Helix Energy Solutions Group, Inc.†	709	29,423
Oil States International, Inc.†	12,300	419,676
SEACOR Holdings, Inc.†	930	86,248
Smith International, Inc.	4,700	347,095
Tidewater, Inc.	742	40,706
W-H Energy Services, Inc.†	11,057	621,514
		2,998,928
Paper & Related Products — 1.4%
AbitibiBowater, Inc.	39,668	817,558
Domtar Corp.†	8,992	69,148
International Paper Co.	24,600	796,548
Louisiana-Pacific Corp.	4,012	54,884
MeadWestvaco Corp.	32,894	1,029,582
Rayonier, Inc.	2,796	132,083
Smurfit-Stone Container Corp.†	9,809	103,583
Temple-Inland, Inc.	4,070	84,860
		3,088,246
Pharmacy Services — 0.0%
Omnicare, Inc.	4,109	93,726
Photo Equipment & Supplies — 0.1%
Eastman Kodak Co.	11,066	242,013
Physical Therapy/Rehabilation Centers — 0.3%
Healthsouth Corp.†	29,800	625,800
Pipelines — 2.4%
El Paso Corp.	26,934	464,342
Equitable Resources, Inc.	15,523	827,065
National Fuel Gas Co.	3,211	149,890
Questar Corp.	4,364	236,092
Spectra Energy Corp.	24,302	627,478
Williams Cos., Inc.	87,784	3,140,912
		5,445,779
Power Converter/Supply Equipment — 0.4%
Hubbell, Inc., Class B	19,325	997,170
Printing-Commercial — 0.9%
R.R. Donnelley & Sons Co.	57,270	2,161,370
Publishing-Newspapers — 0.3%
Gannett Co., Inc.	11,127	433,953
McClatchy Co., Class A	1,739	21,772
The New York Times Co., Class A	4,116	72,154
The Washington Post Co., Class B	225	178,072
		705,951
Publishing-Periodicals — 0.3%
Idearc, Inc.	32,848	576,811
Racetrack — 0.0%
International Speedway Corp., Class A	1,338	55,099
Real Estate Investment Trusts — 4.3%
AMB Property Corp.	3,832	220,570
Annaly Mortgage Management, Inc.	15,456	280,990

Apartment Investment & Management Co., Class A	30,886	1,072,671
AvalonBay Communities, Inc.	3,063	288,351
Boston Properties, Inc.	3,941	361,823
Brandywine Realty Trust	15,378	275,728
BRE Properties, Inc., Class A	1,950	79,034
Camden Property Trust	6,886	331,561
CBL & Associates Properties, Inc.	2,525	60,373
Colonial Properties Trust	1,788	40,462
DCT Industrial Trust, Inc.	39,000	363,090
Developers Diversified Realty Corp.	4,806	184,022
Douglas Emmett, Inc.	3,981	90,010
Duke Realty Corp.	1,507	39,303
Equity Residential	10,427	380,273
Essex Property Trust, Inc.	508	49,525
Federal Realty Investment Trust	1,043	85,682
General Growth Properties, Inc.	3,729	153,560
HCP, Inc.	7,924	275,597
Health Care REIT, Inc.	2,710	121,110
Highwoods Properties, Inc.	23,869	701,271
Hospitality Properties Trust	3,611	116,346
Host Hotels & Resorts, Inc.	20,080	342,163
HRPT Properties Trust	8,672	67,035
iStar Financial, Inc.	4,930	128,426
Kimco Realty Corp.	8,259	300,628
Liberty Property Trust	11,783	339,468
Mack-Cali Realty Corp.	10,409	353,906
Pennsylvania Real Estate Investment Trust	21,457	636,844
ProLogis	1,234	78,211
Public Storage, Inc.	4,431	325,280
Regency Centers Corp.	2,672	172,317
SL Green Realty Corp.	2,285	213,556
Taubman Centers, Inc.	923	45,402
Thornburg Mtg., Inc.	5,027	46,449
Vornado Realty Trust	13,635	1,199,198
		9,820,235
Real Estate Operations & Development — 0.0%
Forestar Real Estate Group, Inc.†	1,356	31,988
Rental Auto/Equipment — 0.1%
Avis Budget Group, Inc.†	2,524	32,812
Hertz Global Holdings, Inc.†	4,292	68,200
United Rentals, Inc.†	3,300	60,588
		161,600
Retail-Apparel/Shoe — 0.6%
AnnTaylor Stores Corp.†	501	12,805
Foot Locker, Inc.	49,171	671,676
Ross Stores, Inc.	11,404	291,600
The Gap, Inc.	23,063	490,781
		1,466,862
Retail-Automobile — 0.1%
AutoNation, Inc.†	5,306	83,092
Copart, Inc.†	173	7,361
Penske Auto Group, Inc.	2,153	37,592
		128,045
Retail-Bookstore — 0.0%
Barnes & Noble, Inc.	1,803	62,113
Retail-Consumer Electronics — 0.0%
Circuit City Stores, Inc.	3,729	15,662
RadioShack Corp.	1,553	26,183
		41,845
Retail-Discount — 0.0%
BJ’s Wholesale Club, Inc.†	2,512	84,981
Retail-Drug Store — 0.0%
Rite Aid Corp.†	26,180	73,042
Retail-Major Department Stores — 0.3%
J.C. Penney Co., Inc.	16,369	720,072
Saks, Inc.†	769	15,965
		736,037
Retail-Office Supplies — 0.5%
OfficeMax, Inc.	50,168	1,036,471
Retail-Regional Department Stores — 0.3%
Dillard’s, Inc., Class A	2,353	44,189
Macy’s, Inc.	25,976	671,999
		716,188
Retail-Restaurants — 0.3%
Brinker International, Inc.	36,700	717,852
Retirement/Aged Care — 0.0%
Brookdale Senior Living, Inc.	1,096	31,137
Rubber-Tires — 0.3%
The Goodyear Tire & Rubber Co.†	26,900	759,118
Savings & Loans/Thrifts — 0.8%
Astoria Financial Corp.	20,340	473,312
Capitol Federal Financial	256	7,936
Guaranty Financial Group, Inc.†	1,356	21,696
Hudson City Bancorp, Inc.	53,911	809,743
New York Community Bancorp, Inc.	12,056	211,944
People’s United Financial, Inc.	2,562	45,604
Sovereign Bancorp, Inc.	16,493	188,020
TFS Financial Corp.†	3,331	39,772
Washington Federal, Inc.	3,360	70,930
		1,868,957
Semiconductor Equipment — 0.4%
Novellus Systems, Inc.†	1,559	42,982
Teradyne, Inc.†	3,306	34,184
Tessera Technologies, Inc.†	19,763	822,141
		899,307
Semiconductors Components-Intergrated Circuits — 0.1%
Atmel Corp.†	17,274	74,624
Integrated Device Technology, Inc.†	5,052	57,138
		131,762
Soap & Cleaning Preparation — 0.0%
Church & Dwight Co., Inc.	144	7,786
Steel-Producers — 1.1%
Carpenter Technology Corp.	840	63,143
Nucor Corp.	16,000	947,520
Reliance Steel & Aluminum Co.	2,280	123,576
Steel Dynamics, Inc.	8,633	514,268

United States Steel Corp.	6,851	828,354
		2,476,861
Telecom Equipment-Fiber Optics — 0.9%
JDS Uniphase Corp.†	149,841	1,992,885
Telecom Services — 1.7%
Clearwire Corp. Class A†	893	12,243
Embarq Corp.	73,166	3,623,912
Virgin Media, Inc.	11,274	193,236
		3,829,391
Telecommunication Equipment — 0.9%
ADC Telecommunications, Inc.†	67,310	1,046,670
Tellabs, Inc.†	161,738	1,057,767
		2,104,437
Telephone-Integrated — 3.0%
CenturyTel, Inc.	27,313	1,132,397
Cincinnati Bell, Inc.†	77,010	365,798
Citizens Communications Co.	10,852	138,146
Qwest Communications International, Inc.†	545,481	3,823,822
Telephone and Data Systems, Inc.	2,178	136,343
Windstream Corp.	98,024	1,276,272
		6,872,778
Television — 0.0%
Central European Media Enterprises, Ltd. Class A†	123	14,265
Hearst-Argyle Television, Inc.	951	21,027
		35,292
Textile-Home Furnishings — 0.1%
Mohawk Industries, Inc.†	2,118	157,579
Theater — 0.0%
Regal Entertainment Group, Class A	578	10,444
Tobacco — 0.4%
Loews Corp. - Carolina Group	5,762	491,499
Reynolds American, Inc.	4,494	296,424
UST, Inc.	2,760	151,248
		939,171
Tools-Hand Held — 0.6%
Black & Decker Corp.	1,161	80,864
Snap-on, Inc.	26,630	1,284,631
The Stanley Works	2,178	105,589
		1,471,084
Toys — 0.3%
Hasbro, Inc.	3,750	95,925
Mattel, Inc.	33,488	637,612
		733,537
Transport-Equipment & Leasng — 0.0%
GATX Corp.	1,124	41,228
Transport-Marine — 0.1%
Alexander & Baldwin, Inc.	1,650	85,239
Overseas Shipholding Group, Inc.	1,201	89,390
Teekay Corp.	1,551	82,529
		257,158
Transport-Rail — 0.3%
CSX Corp.	13,939	613,037
Kansas City Southern†	1,178	40,441
Norfolk Southern Corp.	2,330	117,525
		771,003
Transport-Services — 0.4%
Ryder System, Inc.	16,832	791,272
Transport-Truck — 0.5%
Con-way, Inc.	388	16,118
J.B. Hunt Transport Services, Inc.	11,000	303,050
Landstar System, Inc.	20,055	845,318
YRC Worldwide, Inc.†	2,212	37,803
		1,202,289
Water — 0.0%
Aqua America, Inc.	4,753	100,764
Wireless Equipment — 0.0%
Crown Castle International Corp.†	1,623	67,517
Total Common Stock (cost $210,651,186)		218,106,610
EXCHANGE TRADED FUNDS — 1.2%
Index Fund — 1.2%
iShares Russell Midcap Value Index Fund (cost $3,031,232)	20,300	2,863,518
Total Long-Term Investment Securities (cost $213,682,418)		220,970,128
SHORT-TERM INVESTMENT SECURITIES — 0.0%
U.S. Government Treasuries — 0.0%
United States Treasury Bills 2.68% due 03/13/08 (cost $54,705) (1)	$55,000	54,666
REPURCHASE AGREEMENTS — 2.6%
Agreement with State Street Bank & Trust Co., bearing interest at 2.65%, dated 12/31/07, to be repurchased 01/02/08 in the amount of $1,046,153 and collateralized by $910,000 of United States Treasury Bonds, bearing interest at 6.00%, due 02/15/26 and having an approximate value of $1,071,525	1,046,000	1,046,000
Agreement with State Street Bank & Trust Co., bearing interest at 3.25%, dated 12/31/07, to be repurchased 01/02/08 in the amount of $2,397,432 and collateralized by $2,080,000 of United States Treasury Bonds, bearing interest at 6.00%, due 02/15/26 and having an approximate value of $2,449,200	2,397,000	2,397,000

Agreement with State Street Bank & Trust Co., bearing interest at 2.00%, dated 12/31/07, to be repurchased 01/02/08 in the amount of $2,430,270 and collateralized by $1,905,000 of United States Treasury Bonds, bearing interest at 6.88%, due 08/15/25 and having an approximate value of $2,483,971	2,430,000	2,430,000
Total Repurchase Agreements (cost $5,873,000)		5,873,000
TOTAL INVESTMENTS (cost $219,610,123) (2)	98.9%	226,897,794
Other assets less liabilities	1.1	2,531,208
NET ASSETS	100.0%	$229,429,002

†	Non-income producing security
(1)	The security or a portion thereof was pledged as collateral to cover margin requirements for open future contracts.
(2)	See Note 4 for cost of investments on a tax basis.

OPEN FUTURES CONTRACTS

					Unrealized
Number of		Expiration	Value at	Value as of	Appreciation
Contracts	Description	Date	Trade Date	December, 31 2007	(Depreciation)
3 Long	S&P Midcap 400 Index	March 2008	$1,292,588	$1,297,200	$4,612

See Notes to Portfolio of Investments

SEASONS SERIES TRUST
SMALL CAP PORTFOLIO

Portfolio of Investments — December 31, 2007

(unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCK — 88.9%
Advanced Materials — 0.1%
Ceradyne, Inc.†	1,487	$69,785
Hexcel Corp.†	5,158	125,236
		195,021
Advertising Services — 0.0%
Greenfield Online, Inc.†	1,175	17,167
inVentiv Health, Inc.†	1,701	52,663
Marchex, Inc., Class B	1,524	16,550
		86,380
Aerospace/Defense — 0.1%
Aerovironment, Inc.†	394	9,535
Esterline Technologies Corp.†	1,598	82,696
MTC Technologies, Inc.†	532	12,502
Teledyne Technologies, Inc.†	1,911	101,914
TransDigm Group, Inc.†	512	23,127
		229,774
Aerospace/Defense-Equipment — 1.6%
AAR Corp.†	2,037	77,467
Argon ST, Inc.†	716	13,289
Curtiss-Wright Corp.	2,422	121,584
DRS Technologies, Inc.	19,190	1,041,441
GenCorp, Inc.†	3,044	35,493
HEICO Corp.	1,395	76,000
HEICO Corp., Class A	20,370	867,762
Innovative Solutions and Support, Inc.†	701	6,793
Kaman Corp., Class A	1,330	48,957
Limco-Piedmont, Inc.†	20,764	257,681
Moog, Inc., Class A†	2,071	94,873
Orbital Sciences Corp.†	25,773	631,954
Triumph Group, Inc.	900	74,115
		3,347,409
Agricultural Chemicals — 0.2%
CF Industries Holdings, Inc.	3,028	333,262
UAP Holding Corp.	2,815	108,659
		441,921
Agricultural Operations — 0.0%
Alico, Inc.	205	7,483
Andersons, Inc.	854	38,259
Cadiz, Inc.†	661	13,881
Maui Land & Pineapple Co., Inc.†	231	6,724
Tejon Ranch Co.†	609	24,878
		91,225
Airlines — 0.4%
AirTran Holdings, Inc.†	78,191	559,848
Alaska Air Group, Inc.†	2,210	55,272
Allegiant Travel Co.†	299	9,610
ExpressJet Holdings, Inc.†	3,040	7,539
JetBlue Airways Corp.†	9,761	57,590
Midwest Air Group, Inc.†	1,320	19,536
Pinnacle Airlines Corp.†	1,022	15,585
Republic Airways Holdings, Inc.†	1,842	36,085
Skywest, Inc.	3,329	89,384
		850,449
Alternative Waste Technology — 0.1%
Calgon Carbon Corp.†	2,191	34,815
Darling International, Inc.†	4,428	51,187
Rentech, Inc.†	8,733	15,807
		101,809
Apparel Manufacturers — 0.4%
Carter’s, Inc.†	3,194	61,804
Columbia Sportswear Co.	757	33,376
G-III Apparel Group, Ltd.†	721	10,649
Gymboree Corp.†	1,683	51,264
Hartmarx Corp.†	145,500	496,155
Kellwood Co.	1,404	23,363
Maidenform Brands, Inc.†	1,232	16,669
Oxford Industries, Inc.	842	21,698
Quiksilver, Inc.†	6,799	58,335
True Religion Apparel, Inc.†	770	16,440
Volcom, Inc.†	798	17,580
		807,333
Appliances — 0.0%
hhgregg, Inc.†	509	7,004
Applications Software — 0.6%
Actuate Corp.†	3,255	25,291
American Reprographics Co.†	1,617	26,648
EPIQ Systems, Inc.†	49,763	866,374
Nuance Communications, Inc.†	7,207	134,627
OpenTV Corp., Class A†	5,249	6,929
PDF Solutions, Inc.†	1,260	11,353
Progress Software Corp.†	2,243	75,544
Quest Software, Inc.†	3,730	68,781
SourceForge, Inc.†	3,805	9,322
Unica Corp.†	511	4,727
Visual Sciences, Inc.†	1,113	20,568
		1,250,164
Athletic Equipment — 0.0%
Nautilus, Inc.	1,735	8,415
Athletic Footwear — 0.0%
K-Swiss, Inc., Class A	1,411	25,539
Auction Houses/Art Dealers — 0.1%
Premier Exhibitions, Inc.†	1,615	17,668
Sotheby’s	3,614	137,693
		155,361
Audio/Video Products — 0.1%
DTS, Inc.†	992	25,365
Tivo, Inc.†	5,305	44,244
Universal Electronics, Inc.†	777	25,983
		95,592
Auto Repair Centers — 0.0%
Midas, Inc.†	808	11,845
Monro Muffler Brake, Inc.	972	18,945
		30,790
Auto-Heavy Duty Trucks — 0.0%
A.S.V., Inc.†	1,113	15,415
Force Protection, Inc.†	3,721	17,414
		32,829
Auto-Truck Trailers — 0.0%
Wabash National Corp.	1,660	12,765
Auto/Truck Parts & Equipment-Original — 0.6%
Accuride Corp.†	1,288	10,124

American Axle & Manufacturing Holdings, Inc.	2,446	45,544
Amerigon, Inc.†	1,165	24,628
ArvinMeritor, Inc.	3,902	45,770
Hayes Lemmerz International, Inc.†	5,455	24,929
Lear Corp.†	4,193	115,978
Miller Industries, Inc.†	566	7,749
Modine Manufacturing Co.	1,772	29,256
Noble International, Ltd.	648	10,569
Spartan Motors, Inc.	1,765	13,485
Superior Industries International, Inc.	29,634	538,450
Tenneco, Inc.†	2,531	65,983
Titan International, Inc.	1,323	41,357
Visteon Corp.†	7,023	30,831
WABCO Holdings, Inc.	3,400	170,306
		1,174,959
Auto/Truck Parts & Equipment-Replacement — 0.0%
Aftermarket Technology Corp.†	1,184	32,276
Commercial Vehicle Group, Inc.†	1,167	16,921
Exide Technologies†	4,062	32,496
Standard Motor Products, Inc.	850	6,936
		88,629
Banks-Commercial — 4.4%
1st Source Corp.	750	12,983
Alabama National Bancorp.	930	72,363
AMCORE Financial, Inc.	1,258	28,557
AmericanWest Bancorp	926	16,325
Ameris Bancorp	748	12,604
Bancfirst Corp.	433	18,554
Banco Latinoamericano de Exportaciones SA, Class E	1,493	24,351
Bancorp, Inc.†	600	8,076
Bank Mutual Corp.	3,017	31,890
Bank of the Ozarks, Inc.	655	17,161
BankFinancial Corp.	1,250	19,775
Banner Corp.	843	24,219
Capital City Bank Group, Inc.	703	19,839
Capital Corp. of the West	542	10,531
Capitol Bancorp, Ltd.	767	15,432
Cascade Bancorp	1,225	17,052
Cascade Financial Corp.	51,270	697,272
Cass Information Systems, Inc.	386	12,896
Cathay General Bancorp	2,799	74,146
Centennial Bank Holdings, Inc.†	2,962	17,120
Center Financial Corp.	523	6,443
Central Pacific Financial Corp.	18,179	335,584
Chemical Financial Corp.	1,352	32,164
Chittenden Corp.†	2,524	89,905
Citizens Republic Bancorp.	4,135	59,999
City Bank	20,798	466,291
City Holding Co.	935	31,640
City National Corp.	6,650	396,007
CoBiz Financial, Inc.	996	14,811
Columbia Banking System, Inc.	975	28,987
Community Bancorp Nevada†	572	9,936
Community Bank Systems, Inc.	1,637	32,527
Community Trust Bancorp, Inc.	827	22,767
Corus Bankshares, Inc.	2,124	22,663
Cullen/Frost Bankers, Inc.	13,580	687,963
CVB Financial Corp.	3,631	37,545
Enterprise Financial Services Corp.	568	13,524
F.N.B. Corp.	3,300	48,510
First Bancorp	665	12,562
First BanCorp Puerto Rico	5,051	36,822
First Busey Corp.	1,418	28,161
First Charter Corp.	1,921	57,361
First Commonwealth Financial Corp.	4,041	43,037
First Community Bancorp	1,416	58,396
First Community Bancshares, Inc.	546	17,412
First Financial Bancorp	1,836	20,930
First Financial Bankshares, Inc.	1,134	42,695
First Financial Corp.	733	20,773
First Indiana Corp.†	674	21,568
First Merchants Corp.	1,017	22,211
First Midwest Bancorp, Inc.	2,724	83,354
First Regional Bancorp†	469	8,859
First Security Group, Inc.	36,240	325,073
First South Bancorp, Inc.	473	10,496
First State Bancorp.	1,136	15,790
FirstMerit Corp.	4,403	88,104
Fremont General Corp.†	3,716	13,006
Frontier Financial Corp.	2,141	39,758
Glacier Bancorp, Inc.	2,882	54,009
Great Southern Bancorp, Inc.	572	12,561
Greene Bancshares, Inc.	632	12,134
Hancock Holding Co.	1,463	55,887
Hanmi Financial Corp.	2,199	18,955
Harleysville National Corp.	1,575	22,948
Heartland Financial USA, Inc.	697	12,943
Heritage Commerce Corp.	721	13,259
Home Bancshares, Inc.	633	13,274
Horizon Financial Corp.	677	11,807
IBERIABANK Corp.	10,283	480,730
Imperial Capital Bancorp, Inc.	288	5,270
Independent Bank Corp. (MA)	787	21,422
Independent Bank Corp. (MI)	1,245	11,828
Integra Bank Corp.	1,155	16,297
International Bancshares Corp.	2,803	58,695
Irwin Financial Corp.	1,050	7,718
Lakeland Bancorp, Inc.	1,101	12,761
Lakeland Financial Corp.	666	13,919
Macatawa Bank Corp.	868	7,456
MainSource Financial Group, Inc.	1,009	15,700
MB Financial, Inc.	1,995	61,506
Midwest Banc Holdings, Inc.	32,967	409,450
Nara BanCorp., Inc.	1,201	14,016
National Penn Bancshares, Inc.	2,682	40,605
NBT Bancorp, Inc.	1,767	40,323
Old National Bancorp	3,631	54,320
Old Second Bancorp, Inc.	654	17,521
Omega Financial Corp.	682	19,955
Oriental Financial Group, Inc.	1,151	15,435
PAB Bankshares, Inc.	8,130	102,682
Pacific Capital Bancorp	2,571	51,754
Park National Corp.	663	42,763
Peoples Bancorp, Inc.	577	14,362
Pinnacle Financial Partners, Inc.†	846	21,505

Preferred Bank Los Angeles California	494	12,854
PrivateBancorp, Inc.	1,024	33,434
Prosperity Bancshares, Inc.	1,944	57,134
Provident Bankshares Corp.	1,761	37,668
Renasant Corp.	1,152	24,849
Republic Bancorp, Inc., Class A	539	8,910
Royal Bancshares of Pennsylvania, Inc., Class A	298	3,278
S&T Bancorp, Inc.	1,355	37,452
S.Y. Bancorp, Inc.	662	15,848
Sandy Spring Bancorp, Inc.	856	23,814
Santander Bancorp	213	1,845
SCBT Financial Corp.	497	15,740
Seacoast Banking Corp. of Florida	813	8,358
Security Bank Corp.	911	8,327
Sierra Bancorp	423	10,528
Signature Bank†	1,622	54,742
Simmons First National Corp., Class A	758	20,087
Southside Bancshares, Inc.	615	12,583
Southwest Bancorp, Inc.	770	14,114
Sterling Bancorp	1,023	13,954
Sterling Bancshares, Inc.	4,062	45,332
Sterling Financial Corp.	1,453	23,858
Suffolk Bancorp	543	16,676
Sun Bancorp, Inc.†	841	13,271
Superior Bancorp.†	2,174	11,674
Susquehanna Bancshares, Inc.	4,459	82,224
SVB Financial Group†	1,875	94,500
Taylor Capital Group, Inc.	327	6,671
Texas Capital Bancshares, Inc.†	1,276	23,287
The South Financial Group, Inc.	4,055	63,380
Tompkins Trustco, Inc.	5,661	219,647
TriCo Bancshares	757	14,610
TrustCo Bank Corp. NY	4,106	40,732
Trustmark Corp.	2,678	67,914
U.S.B. Holding Co., Inc.†	619	12,256
UCBH Holdings, Inc.	52,775	747,294
UMB Financial Corp.	1,694	64,982
Umpqua Holding Corp.	47,828	733,682
Union Bankshares Corp.	728	15,390
United Bankshares, Inc.	2,096	58,730
United Community Banks, Inc.	2,272	35,898
United Security Bancshares	465	7,105
Univest Corp. of Pennsylvania	707	14,925
Virginia Commerce Bancorp, Inc.†	943	11,061
W Holding Co., Inc.	6,296	7,618
Washington Trust Bancorp, Inc.	622	15,693
WesBanco, Inc.	1,138	23,443
West Coast Bancorp	853	15,781
Westamerica Bancorp	1,646	73,329
Western Alliance Bancorp.†	904	16,968
Wilshire Bancorp, Inc.	992	7,787
Wintrust Financial Corp.	1,319	43,698
		9,285,485
Banks-Fiduciary — 0.0%
Boston Private Financial Holdings, Inc.	2,024	54,810
Batteries/Battery Systems — 0.1%
Energy Conversion Devices, Inc.†	2,163	72,785
EnerSys†	1,164	29,053
Greatbatch, Inc.†	1,231	24,608
Medis Technologies, Ltd.†	1,248	19,257
		145,703
Beverages-Non-alcoholic — 0.0%
Coca-Cola Bottling Co.	321	18,901
Jones Soda Co.†	1,411	10,498
National Beverage Corp.	582	4,679
		34,078
Brewery — 0.0%
Boston Beer Co., Inc., Class A†	500	18,825
Broadcast Services/Program — 0.1%
Acacia Research - Acacia Technologies†	1,609	14,449
CKX, Inc.†	2,069	24,828
Crown Media Holdings, Inc., Class A†	842	5,473
DG Fastchannel, Inc.†	812	20,820
Fisher Communications, Inc.†	340	12,906
Gray Television, Inc.	2,254	18,077
Nexstar Broadcasting Group, Inc., Class A†	573	5,237
World Wrestling Entertainment, Inc.	1,220	18,007
		119,797
Building & Construction Products-Misc. — 0.8%
Builders FirstSource, Inc.†	868	6,267
Drew Industries, Inc.†	999	27,373
Gibraltar Industries, Inc.	48,462	747,284
Interline Brands, Inc.†	1,497	32,799
NCI Building Systems, Inc.†	1,102	31,727
Patrick Industries, Inc.†	23,100	230,076
Simpson Manufacturing Co., Inc.	21,057	559,906
Trex Co., Inc.†	626	5,327
Vulcan Materials Co.	972	76,875
		1,717,634
Building & Construction-Misc. — 0.2%
Dycom Industries, Inc.†	11,262	300,132
Insituform Technologies, Inc., Class A†	1,507	22,304
Layne Christensen Co.†	915	45,027
		367,463
Building Products-Air & Heating — 0.4%
Aaon, Inc.	758	15,024
Comfort Systems USA, Inc.	2,235	28,563
Goodman Global, Inc.†	36,567	897,354
		940,941
Building Products-Cement — 0.1%
Texas Industries, Inc.	1,493	104,659
US Concrete, Inc.†	1,883	6,271
		110,930
Building Products-Doors & Windows — 0.0%
Apogee Enterprises, Inc.	1,585	27,119
PGT, Inc.†	555	2,642
		29,761
Building Products-Light Fixtures — 0.1%
Genlyte Group, Inc.†	1,555	148,036

LSI Industries, Inc.	1,001	18,218
		166,254
Building Products-Wood — 0.0%
Universal Forest Products, Inc.	908	26,750
Building-Heavy Construction — 0.9%
Granite Construction, Inc.	32,670	1,182,000
Perini Corp.†	14,890	616,744
		1,798,744
Building-Maintance & Services — 0.1%
ABM Industries, Inc.	2,366	48,243
Healthcare Services Group	2,272	48,121
Home Solutions of America, Inc.†	2,061	2,061
Integrated Electrical Services, Inc.†	729	13,698
Rollins, Inc.	2,331	44,755
		156,878
Building-MobileHome/Manufactured Housing — 0.1%
Champion Enterprises, Inc.†	4,193	39,498
Fleetwood Enterprises, Inc.†	3,501	20,936
Monaco Coach Corp.	1,630	14,475
Palm Harbor Homes, Inc.†	510	5,381
Skyline Corp.	381	11,182
Winnebago Industries, Inc.	1,615	33,947
		125,419
Building-Residential/Commerical — 0.0%
Amrep Corp.	84	2,566
Beazer Homes USA, Inc.	2,164	16,079
Brookfield Homes Corp.	624	9,859
Hovnanian Enterprises, Inc., Class A†	2,048	14,684
M/I Homes, Inc.	676	7,098
Meritage Homes Corp.†	1,439	20,966
Standard-Pacific Corp.	3,521	11,796
WCI Communities, Inc.†	1,728	6,532
		89,580
Cable TV — 0.0%
Charter Communications, Inc., Class A†	22,338	26,136
LodgeNet Entertainment Corp.†	1,241	21,643
Mediacom Communications Corp., Class A†	3,014	13,834
		61,613
Capacitors — 0.0%
KEMET Corp.†	4,557	30,213
Casino Hotels — 0.0%
Ameristar Casinos, Inc.	1,392	38,336
Monarch Casino & Resort, Inc.†	647	15,580
MTR Gaming Group, Inc.†	1,154	7,835
Riviera Holdings Corp.†	554	17,063
Trump Entertainment Resorts, Inc.†	1,737	7,469
		86,283
Casino Services — 0.1%
Bally Technologies, Inc.†	2,911	144,735
Shuffle Master, Inc.†	1,931	23,153
		167,888
Cellular Telecom — 0.1%
Centennial Communications Corp.†	1,318	12,244
iPCS, Inc.(1)(6)	927	33,363
Rural Cellular Corp., Class A†	668	29,452
Syniverse Holdings, Inc.†	1,491	23,230
		98,289
Chemicals-Diversified — 0.1%
Georgia Gulf Corp.	1,871	12,386
Innophos Holdings, Inc.	1,126	16,755
Innospec, Inc.	1,305	22,394
Olin Corp.	4,032	77,939
Rockwood Holdings, Inc.†	1,916	63,649
ShengdaTech, Inc.†	1,599	23,105
		216,228
Chemicals-Fibers — 0.0%
Zoltek Cos., Inc.†	1,364	58,475
Chemicals-Other — 0.0%
American Vanguard Corp.	992	17,211
Chemicals-Plastics — 0.1%
A. Schulman, Inc.	1,467	31,614
Landec Corp.†	1,183	15,852
PolyOne Corp.†	5,124	33,716
Spartech Corp.	1,744	24,590
		105,772
Chemicals-Specialty — 0.5%
Arch Chemicals, Inc.	1,329	48,841
Balchem Corp.	965	21,597
Ferro Corp.	2,369	49,109
H.B. Fuller Co.	3,316	74,444
Hercules, Inc.	6,376	123,376
Minerals Technologies, Inc.	1,043	69,829
NewMarket Corp.	788	43,884
NL Industries, Inc.	414	4,732
OM Group, Inc.†	1,629	93,733
Sensient Technologies Corp.	2,569	72,651
Stepan Co.	351	11,418
Symyx Technologies, Inc.†	1,819	13,970
Terra Industries, Inc.†	5,077	242,477
Tronox, Inc., Class B	2,295	19,852
Valhi, Inc.	382	6,089
WR Grace & Co.†	3,832	100,322
Zep, Inc.	1,188	16,477
		1,012,801
Circuit Boards — 0.0%
Multi-Fineline Electronix, Inc.†	454	7,872
Park Electrochemical Corp.	1,102	31,120
TTM Technologies, Inc.†	2,310	26,935
		65,927
Coal — 0.1%
Alpha Natural Resources, Inc.†	3,583	116,376
International Coal Group, Inc.†	6,945	37,225
Walter Industries, Inc.	2,846	102,257
		255,858
Coatings/Paint — 0.0%
Kronos Worldwide, Inc.	117	2,042

Coffee — 0.0%
Farmer Brothers Co.	381	8,759
Green Mountain Coffee Roasters, Inc.†	939	38,217
Peet’s Coffee & Tea, Inc.†	738	21,454
		68,430
Collectibles — 0.0%
RC2 Corp.†	1,028	28,856
Commerce — 0.0%
Ariba, Inc.†	4,292	47,856
Global Sources, Ltd.†	944	26,634
i2 Technologies, Inc.†	853	10,748
		85,238
Commercial Services — 1.9%
AerCap Holdings NV†	38,100	795,147
Arbitron, Inc.	1,544	64,184
CoStar Group, Inc.†	1,049	49,565
CPI Corp.	291	6,853
DynCorp International, Inc., Class A†	1,365	36,691
ExlService Holdings, Inc.†	1,243	28,688
First Advantage Corp., Class A†	387	6,374
HMS Holdings Corp.†	1,148	38,125
ICT Group, Inc.†	422	5,043
Live Nation, Inc.†	4,009	58,211
PeopleSupport, Inc.†	1,288	17,620
PHH Corp.†	2,921	51,526
Pre-Paid Legal Services, Inc.†	494	27,343
Source Interlink Cos., Inc.†	1,794	5,167
Standard Parking Corp.†	278	13,480
Steiner Leisure, Ltd.†	17,366	766,883
Team, Inc.†	876	32,044
TeleTech Holdings, Inc.†	46,984	999,350
The Providence Service Corp.†	34,325	965,906
		3,968,200
Commercial Services-Finance — 3.0%
Advance America Cash Advance Centers, Inc.	3,666	37,246
Bankrate, Inc.†	615	29,575
CBIZ, Inc.†	2,566	25,172
Clayton Holdings, Inc.†	680	3,516
Coinstar, Inc.†	1,520	42,788
Deluxe Corp.	2,839	93,375
Dollar Financial Corp.†	865	26,547
Euronet Worldwide, Inc.†	42,506	1,275,180
Global Cash Access Holdings, Inc.†	140,527	851,594
Heartland Payment Systems, Inc.	40,660	1,089,688
Interactive Data Corp.	1,974	65,162
Jackson Hewitt Tax Service, Inc.	69,243	2,198,465
MedQuist, Inc.†	35,670	384,879
Morningstar, Inc.†	673	52,326
Net 1 UEPS Technologies, Inc.†	2,285	67,088
QC Holdings, Inc.	424	4,770
TNS, Inc.†	1,302	23,110
Wright Express Corp.†	2,183	77,475
		6,347,956
Communications Software — 0.3%
Avid Technology, Inc.†	2,257	63,963
Digi International, Inc.†	33,281	472,257
DivX, Inc.†	1,266	17,724
InPhonic, Inc.†	1,204	16
Seachange International, Inc.†	1,650	11,930
Smith Micro Software, Inc.†	1,626	13,772
		579,662
Computer Aided Design — 0.2%
Ansys, Inc.†	4,241	175,832
Aspen Technology, Inc.†	4,815	78,099
MSC.Software Corp.†	2,392	31,072
Parametric Technology Corp.†	6,280	112,098
		397,101
Computer Graphics — 0.0%
Monotype Imaging Holdings, Inc.†	595	9,026
Trident Microsystems, Inc.†	3,122	20,480
		29,506
Computer Services — 0.6%
CACI International, Inc., Class A†	1,689	75,617
CIBER, Inc.†	3,004	18,354
COMSYS IT Partners, Inc.†	958	15,117
iGate Corp.†	1,222	10,350
IHS, Inc.†	1,720	104,163
Limelight Networks, Inc.†	1,006	6,931
LivePerson, Inc.†	2,242	11,972
Manhattan Associates, Inc.†	1,403	36,983
Ness Technologies, Inc.†	1,835	16,937
Perot Systems Corp., Class A†	64,731	873,869
SI International, Inc.†	708	19,449
SRA International, Inc.†	2,259	66,528
SYKES Enterprises, Inc.†	1,791	32,238
Syntel, Inc.	688	26,502
Tyler Technologies, Inc.†	2,125	27,391
Virtusa Corp.†	236	4,090
		1,346,491
Computer Software — 0.1%
Blackbaud, Inc.	2,404	67,408
Double-Take Software, Inc.†	478	10,382
Guidance Software, Inc.†	160	2,231
Omniture, Inc.†	1,876	62,452
		142,473
Computers — 0.0%
Palm, Inc.	5,654	35,846
Rackable Systems, Inc.†	1,543	15,430
		51,276
Computers-Integrated Systems — 0.2%
3D Systems Corp.†	960	14,822
Agilysys, Inc.	1,439	21,758
Cray, Inc.†	1,800	10,782
Echelon Corp.†	1,636	33,767
Integral Systems, Inc	504	11,723
Jack Henry & Associates, Inc.	4,304	104,759
Mercury Computer Systems, Inc.†	1,226	19,751
MICROS Systems, Inc.†	2,216	155,475
MTS Systems Corp.	973	41,518
Radiant Systems, Inc.†	1,415	24,380
Radisys Corp.†	1,202	16,107

Stratasys, Inc.†	1,125	29,070
Super Micro Computer, Inc.†	488	3,743
		487,655
Computers-Memory Devices — 0.1%
Data Domain, Inc.†	495	13,038
Hutchinson Technology, Inc.†	1,421	37,401
Imation Corp.	1,922	40,362
Isilon Systems, Inc.†	451	2,291
Netezza Corp†	552	7,618
Quantum Corp.†	10,616	28,557
Silicon Graphics, Inc.†	340	6,215
Silicon Storage Technology, Inc.†	4,970	14,860
Smart Modular Technologies WWH, Inc.†	2,737	27,863
STEC, Inc.†	1,784	15,592
		193,797
Computers-Periphery Equipment — 0.3%
Electronics for Imaging, Inc.†	3,107	69,845
Immersion Corp.†	1,646	21,316
Rimage Corp.†	12,319	319,678
Sigma Designs, Inc.†	1,537	84,842
Synaptics, Inc.†	1,403	57,748
		553,429
Computers-Voice Recognition — 0.0%
Intervoice, Inc.†	2,101	16,787
Consulting Services — 0.7%
BearingPoint, Inc.†	11,012	31,164
CRA International, Inc.†	599	28,518
Diamond Management & Technology Consultants, Inc.	1,549	11,261
Forrester Research, Inc.†	820	22,976
FTI Consulting, Inc.†	2,591	159,709
Gartner, Inc.†	3,771	66,219
Huron Consulting Group, Inc.†	1,020	82,243
LECG Corp.†	1,360	20,482
MAXIMUS, Inc.	1,195	46,139
Navigant Consulting, Inc.†	2,575	35,200
The Advisory Board Co.†	987	63,355
Watson Wyatt Worldwide, Inc., Class A	19,838	920,682
		1,487,948
Consumer Products-Misc. — 0.8%
American Greetings Corp., Class A	3,027	61,448
Blyth, Inc.	1,388	30,453
Central Garden and Pet Co. Class A†	73,968	396,469
CSS Industries, Inc.	427	15,671
Fossil, Inc.†	2,385	100,122
Helen of Troy, Ltd.†	1,645	28,195
Russ Berrie & Co., Inc.†	911	14,904
Spectrum Brands, Inc.†	2,186	11,651
Tupperware Brands Corp.	32,961	1,088,702
WD-40 Co.	956	36,299
		1,783,914
Containers-Metal/Glass — 0.1%
Greif, Inc., Class A	1,814	118,581
Silgan Holdings, Inc.	1,356	70,431
		189,012
Containers-Paper/Plastic — 0.0%
AEP Industries, Inc.†	303	9,699
Chesapeake Corp.	1,128	5,854
Graphic Packaging Corp.†	3,742	13,808
		29,361
Cosmetics & Toiletries — 0.1%
Chattem, Inc.†	927	70,026
Elizabeth Arden, Inc.†	1,322	26,903
Inter Parfums, Inc.	481	8,643
Revlon, Inc., Class A†	10,903	12,865
		118,437
Data Processing/Management — 0.5%
BladeLogic, Inc.†	316	9,344
Commvault Systems, Inc.†	1,922	40,708
CSG Systems International, Inc.†	2,027	29,837
FalconStor Software, Inc.†	1,732	19,502
Global Payments, Inc.	9,600	446,592
infoUSA, Inc.	1,768	15,788
MoneyGram International, Inc.	36,300	557,931
Pegasystems, Inc.	762	9,091
Schawk, Inc.	801	12,432
		1,141,225
Decision Support Software — 0.1%
Interactive Intelligence, Inc.†	714	18,814
QAD, Inc.	753	7,033
SPSS, Inc.†	1,006	36,125
Wind River Systems, Inc.†	4,084	36,470
		98,442
Dental Supplies & Equipment — 0.5%
Align Technology, Inc.†	3,236	53,976
Sirona Dental Systems, Inc.†	32,412	1,085,154
		1,139,130
Diagnostic Equipment — 0.4%
Hansen Medical, Inc.†	530	15,868
Home Diagnostics, Inc.†	76,900	628,273
Immucor, Inc.†	3,767	128,041
		772,182
Diagnostic Kits — 0.2%
Inverness Medical Innovations, Inc.†	3,522	197,866
Meridian Bioscience, Inc.	2,171	65,303
OraSure Technologies, Inc.†	2,510	22,314
Quidel Corp.†	1,572	30,607
		316,090
Direct Marketing — 0.0%
Gaiam, Inc.†	943	27,988
ValueVision Media, Inc., Class A†	1,699	10,687
		38,675
Disposable Medical Products — 0.0%
ICU Medical, Inc.†	708	25,495
Medical Action Industries, Inc.†	757	15,783
Merit Medical Systems, Inc.†	1,482	20,600

Volcano Corp.†	1,574	19,691
		81,569
Distribution/Wholesale — 0.5%
Beacon Roofing Supply, Inc.†	2,414	20,326
Beijing Med-Pharm Corp.†	1,665	18,282
BlueLinx Holdings, Inc.	671	2,637
Brightpoint, Inc.†	2,800	43,008
Building Materials Holding Corp.	1,575	8,710
Central European Distribution Corp.†	1,933	112,269
Core-Mark Holding Co., Inc.†	499	14,331
Houston Wire & Cable Co.	853	12,061
LKQ Corp.†	6,156	129,399
MWI Veterinary Supply, Inc.†	463	18,520
NuCo2, Inc.†	853	21,240
Owens & Minor, Inc.	2,215	93,982
Scansource, Inc.†	1,413	45,711
United Stationers, Inc.†	11,167	516,027
Watsco, Inc.	1,252	46,023
		1,102,526
Diversified Financial Services — 0.0%
Newstar Financial Inc†	761	6,301
Diversified Manufacturing Operations — 0.4%
A.O. Smith Corp.	1,125	39,431
Actuant Corp., Class A	2,998	101,962
Acuity Brands, Inc.	2,376	106,920
Ameron International Corp.	498	45,891
AZZ, Inc.†	636	18,031
Barnes Group, Inc.	2,520	84,143
Blount International, Inc.†	2,091	25,740
EnPro Industries, Inc.†	1,171	35,891
ESCO Technologies, Inc.†	1,417	56,595
Federal Signal Corp.	2,637	29,587
GenTek, Inc.†	475	13,903
Griffon Corp.†	1,648	20,518
Koppers Holdings, Inc.	950	41,078
Lancaster Colony Corp.	1,227	48,712
LSB Industries, Inc.†	833	23,507
Matthews International Corp., Class A	1,727	80,944
Park-Ohio Holdings Corp.†	447	11,220
Raven Industries, Inc.	866	33,246
Standex International Corp.	682	11,901
Tredegar Corp.	1,626	26,146
		855,366
Diversified Minerals — 0.0%
AMCOL International Corp.	1,402	50,514
General Moly Inc†	2,648	30,902
		81,416
Diversified Operations — 0.0%
Resource America, Inc., Class A	736	10,797
Diversified Operations/Commerical Services — 0.1%
Chemed Corp.	1,308	73,091
Compass Diversified Trust	1,152	17,165
Viad Corp.	1,156	36,506
Volt Information Sciences, Inc.†	780	14,243
		141,005
Drug Delivery Systems — 0.3%
Alkermes, Inc.†	5,494	85,652
Bentley Pharmaceuticals, Inc.†	29,656	447,509
I-Flow Corp.†	1,107	17,468
Nastech Pharmaceutical Co., Inc.†	1,389	5,278
Noven Pharmaceuticals, Inc.†	1,336	18,544
Penwest Pharmaceuticals Co.†	1,280	7,488
		581,939
E-Commerce/Products — 0.7%
1-800-FLOWERS.COM, Inc., Class A†	1,322	11,541
Blue Nile, Inc.†	733	49,888
FTD Group, Inc.	1,042	13,421
Mercadolibre, Inc.†	879	64,940
NutriSystem, Inc.†	46,300	1,249,174
Overstock.com, Inc.†	890	13,822
Shutterfly, Inc.†	797	20,419
Stamps.com, Inc.†	906	11,035
		1,434,240
E-Commerce/Services — 0.1%
Move, Inc.†	5,688	13,936
Orbitz Worldwide, Inc.†	1,853	15,750
priceline.com, Inc.†	2,072	237,990
		267,676
E-Marketing/Info — 0.1%
Comscore Inc†	326	10,638
Digital River, Inc.†	2,261	74,771
Liquidity Services, Inc.†	602	7,766
ValueClick, Inc.†	5,458	119,530
		212,705
E-Services/Consulting — 0.1%
GSI Commerce, Inc.†	1,094	21,333
Keynote Systems, Inc.†	871	12,238
Perficient, Inc.†	1,615	25,420
RightNow Technologies, Inc.†	987	15,644
Sapient Corp.†	4,462	39,310
Websense, Inc.†	2,458	41,737
		155,682
Educational Software — 0.1%
Blackboard, Inc.†	1,562	62,870
INVESTools, Inc.†	2,835	50,293
Renaissance Learning, Inc.	458	6,412
		119,575
Electric Products-Misc. — 0.1%
GrafTech International, Ltd.†	5,701	101,193
Littelfuse, Inc.†	1,217	40,112
		141,305
Electric-Distribution — 0.0%
EnerNOC, Inc.†	234	11,489
Electric-Integrated — 0.7%
Allete, Inc.	1,402	55,491
Aquila, Inc.†	20,454	76,293
Avista Corp.	2,880	62,035
Black Hills Corp.	2,061	90,890
Central Vermont Public Service Corp.	551	16,993
CH Energy Group, Inc.	859	38,260
Cleco Corp.	3,264	90,739

El Paso Electric Co.†	2,501	63,951
IDACORP, Inc.	2,405	84,704
MGE Energy, Inc.	6,619	234,776
Northwestern Corp.	1,961	57,850
Osiris Therapeutics, Inc.†	714	8,582
Otter Tail Corp.	1,625	56,225
Pike Electric Corp.†	969	16,241
PNM Resources, Inc.	4,193	89,940
Portland General Electric Co.	1,671	46,420
The Empire District Electric Co.	1,655	37,701
UIL Holdings Corp.	1,375	50,806
Unisource Energy Corp.	1,927	60,797
Westar Energy, Inc.	5,469	141,866
		1,380,560
Electric-Transmission — 0.1%
ITC Holdings Corp.	2,326	131,233
Electronic Components-Misc. — 0.3%
Bel Fuse, Inc., Class B	8,120	237,672
Benchmark Electronics, Inc.†	3,970	70,388
CTS Corp.	1,976	19,622
Cubic Corp.	858	33,634
Daktronics, Inc.	1,737	39,204
Methode Electronics, Inc.	1,993	32,765
OSI Systems, Inc.†	822	21,758
Plexus Corp.†	2,532	66,490
Rogers Corp.†	972	42,156
Stoneridge, Inc.†	795	6,392
Technitrol, Inc.	2,229	63,705
		633,786
Electronic Components-Semiconductors — 2.3%
Actel Corp.†	1,405	19,192
Advanced Analogic Technologies, Inc.†	2,056	23,192
AMIS Holdings, Inc.†	3,624	36,312
Amkor Technology, Inc.†	5,720	48,792
Applied Micro Circuits Corp.†	3,869	33,815
Authentec Inc†	421	6,117
Cavium Network, Inc.†	375	8,633
Conexant Systems, Inc.†	26,622	22,096
Diodes, Inc.†	1,631	49,044
DSP Group, Inc.†	1,784	21,765
Fairchild Semiconductor International, Inc.†	58,580	845,309
IPG Photonics Corp.†	566	11,314
IXYS Corp.†	1,418	11,372
Lattice Semiconductor Corp.†	6,262	20,351
Microchip Technology, Inc.	57,400	1,803,508
Microsemi Corp.†	25,175	557,374
Microtune, Inc.†	2,907	18,983
MIPS Technologies, Inc.†	2,337	11,592
Monolithic Power Systems, Inc.†	1,299	27,890
Netlogic Microsystems, Inc.†	898	28,916
OmniVision Technologies, Inc.†	37,604	588,503
ON Semiconductor Corp.†	13,275	117,882
PLX Technology, Inc.†	1,562	14,527
PMC - Sierra, Inc.†	11,687	76,433
Semtech Corp.†	3,441	53,404
Silicon Image, Inc.†	4,832	21,841
SiRF Technology Holdings, Inc.†	3,282	82,477
Skyworks Solutions, Inc.†	8,746	74,341
Spansion, Inc., Class A†	4,942	19,422
Supertex, Inc.†	629	19,681
Syntax-Brillian Corp.†	3,175	9,779
Volterra Semiconductor Corp.†	1,167	12,872
Zoran Corp.†	2,712	61,047
		4,757,776
Electronic Design Automation — 0.1%
Ansoft Corp.†	929	24,015
Comtech Group, Inc.†	1,074	17,302
Magma Design Automation, Inc.†	2,219	27,094
Mentor Graphics Corp.†	4,896	52,779
		121,190
Electronic Measurement Instruments — 0.3%
Analogic Corp.	723	48,962
Badger Meter, Inc.	782	35,151
Eagle Test Systems, Inc.†	645	8,243
FARO Technologies, Inc.†	906	24,625
FLIR Systems, Inc.†	7,250	226,925
Itron, Inc.†	1,641	157,487
Measurement Specialties, Inc.†	777	17,172
Zygo Corp.†	914	11,388
		529,953
Electronic Security Devices — 0.0%
American Science and Engineering, Inc.	500	28,375
LoJack Corp.†	1,012	17,012
Taser International, Inc.†	3,393	48,825
		94,212
Energy-Alternate Sources — 0.1%
Aventine Renewable Energy Holdings, Inc.†	1,649	21,041
Clean Energy Fuels Corp.†	568	8,600
Comverge, Inc.†	328	10,329
Evergreen Energy, Inc.†	4,525	10,091
Evergreen Solar, Inc.†	4,678	80,789
FuelCell Energy, Inc.†	3,594	35,653
Headwaters, Inc.†	2,142	25,147
MGP Ingredients, Inc.	515	4,851
Nova Biosource Fuels, Inc.†	1,818	5,272
Pacific Ethanol, Inc.†	1,938	15,911
US BioEnergy Corp†	704	8,244
Verasun Energy Corp.†	2,172	33,188
Verenium Corp.†	2,259	11,272
		270,388
Engineering/R&D Services — 0.4%
Aecom Technology Corp.†	2,345	66,997
EMCOR Group, Inc.†	23,928	565,419
ENGlobal Corp.†	945	10,735
Michael Baker Corp.†	394	16,193
SAIC, Inc.†	7,003	140,900
Stanley, Inc.†	444	14,217
		814,461
Engines-Internal Combustion — 0.0%
Briggs & Stratton Corp.	2,703	61,250

Enterprise Software/Service — 1.3%
Advent Software, Inc.†	949	51,341
Concur Technologies, Inc.†	2,341	84,768
Epicor Software Corp.†	37,882	446,250
Informatica Corp.†	4,783	86,190
JDA Software Group, Inc.†	1,403	28,705
Lawson Software, Inc.†	113,736	1,164,657
ManTech International Corp., Class A†	1,075	47,106
MicroStrategy, Inc., Class A†	528	50,213
Omnicell, Inc.†	1,839	49,524
Packeteer, Inc.†	1,969	12,129
PROS Holdings, Inc.†	423	8,299
Sybase, Inc.†	23,695	618,203
SYNNEX Corp.†	885	17,346
Taleo Corp., Class A†	903	26,891
The Ultimate Software Group, Inc.†	1,349	42,453
		2,734,075
Entertainment Software — 0.1%
Glu Mobile, Inc.†	445	2,323
Midway Games, Inc.†	1,207	3,331
Take-Two Interactive Software, Inc.†	3,984	73,505
THQ, Inc.†	3,659	103,147
		182,306
Environmental Consulting & Engineering — 0.0%
Tetra Tech, Inc.†	3,176	68,284
Environmental Monitoring & Detection — 0.1%
Clean Harbors, Inc.†	910	47,047
Mine Safety Appliances Co.	1,538	79,776
		126,823
Filtration/Separation Products — 0.1%
CLARCOR, Inc.	2,804	106,468
Polypore International, Inc.†	815	14,262
		120,730
Finance-Auto Loans — 0.0%
Credit Acceptance Corp.†	266	5,498
Finance-Commercial — 0.2%
Cardtronics, Inc.†	32,900	332,619
Finance-Consumer Loans — 0.1%
ASTA Funding, Inc.	623	16,472
Encore Capital Group, Inc.†	910	8,809
Nelnet, Inc., Class A	952	12,100
Ocwen Financial Corp.†	1,931	10,697
Portfolio Recovery Associates, Inc.	825	32,728
World Acceptance Corp.†	955	25,766
		106,572
Finance-Credit Card — 0.0%
Advanta Corp., Class B	2,023	16,326
CompuCredit Corp.†	1,120	11,177
		27,503
Finance-Investment Banker/Broker — 0.3%
Cowen Group, Inc.†	882	8,388
Evercore Partners, Inc., Class A	492	10,603
FBR Capital Markets Corp.†	1,692	16,209
Friedman Billings Ramsey Group, Inc., Class A	7,681	24,118
GFI Group, Inc.†	876	83,851
Greenhill & Co., Inc.	978	65,017
Interactive Brokers Group, Inc., Class A†	2,182	70,522
KBW, Inc.†	1,598	40,893
Knight Capital Group, Inc., Class A†	5,301	76,334
LaBranche & Co., Inc.†	2,911	14,671
Ladenburg Thalmann Financial Services, Inc.†	5,463	11,582
optionsXpress Holdings, Inc.	2,389	80,796
Penson Worldwide, Inc.†	796	11,423
Piper Jaffray Cos., Inc.†	954	44,189
Sanders Morris Harris Group, Inc.	1,050	10,763
Stifel Financial Corp.†	817	42,950
SWS Group, Inc.	1,213	15,369
Thomas Weisel Partners Group, Inc.†	1,170	16,064
TradeStation Group, Inc.†	1,567	22,267
		666,009
Finance-Leasing Company — 0.2%
Financial Federal Corp.	21,693	483,537
Finance-Mortgage Loan/Banker — 0.0%
Centerline Holding Co.	2,789	21,252
Delta Financial Corp.	837	42
Federal Agricultural Mtg. Corp., Class C	560	14,739
		36,033
Finance-Other Services — 0.0%
Asset Acceptance Capital Corp.	791	8,234
eSPEED, Inc., Class A†	1,098	12,407
FCStone Group, Inc.†	481	22,141
MarketAxess Holdings, Inc.†	1,710	21,939
		64,721
Financial Guarantee Insurance — 0.2%
ACA Capital Holdings, Inc.†	372	316
Assured Guaranty, Ltd.	3,703	98,278
PMI Group, Inc.	13,880	184,326
Primus Guaranty, Ltd.†	2,484	17,413
RAM Holdings, Ltd.†	1,030	5,088
Security Capital Assurance, Ltd.	1,307	5,084
Triad Guaranty, Inc.†	636	6,233
		316,738
Firearms & Ammunition — 0.0%
Smith & Wesson Holding Corp.†	1,614	9,845
Sturm Ruger & Co., Inc.†	1,256	10,400
		20,245
Food-Baking — 0.1%
Flowers Foods, Inc.	4,198	98,275
Food-Canned — 0.5%
Del Monte Foods Co.	109,320	1,034,167
Treehouse Foods, Inc.†	1,703	39,152
		1,073,319
Food-Confectionery — 0.0%
Tootsie Roll Industries, Inc.	1,951	53,496
Food-Dairy Products — 0.0%
American Dairy, Inc.†	356	4,610

Food-Meat Products — 0.2%
Smithfield Foods, Inc.†	15,930	460,696
Food-Misc. — 0.2%
Cal-Maine Foods, Inc.	688	18,253
Chiquita Brands International, Inc.†	2,299	42,279
Hain Celestial Group, Inc.†	2,168	69,376
J & J Snack Foods Corp.	770	24,086
Lance, Inc.	1,705	34,816
M&F Worldwide Corp.†	657	35,379
Ralcorp Holdings, Inc.†	1,403	85,288
Seaboard Corp.	19	27,930
		337,407
Food-Retail — 0.3%
Arden Group, Inc., Class A	64	9,900
Great Atlantic & Pacific Tea Co., Inc.†	1,296	40,604
Ingles Markets, Inc., Class A	671	17,037
Ruddick Corp.	2,245	77,834
Village Super Market, Class A	174	8,855
Weis Markets, Inc.	10,133	404,712
Winn-Dixie Stores, Inc.†	1,891	31,901
		590,843
Food-Wholesale/Distribution — 0.8%
Fresh Del Monte Produce, Inc.†	1,676	56,280
Nash Finch Co.	736	25,966
Performance Food Group Co.†	1,929	51,833
Spartan Stores, Inc.	64,492	1,473,642
United Natural Foods, Inc.†	2,339	74,193
		1,681,914
Footwear & Related Apparel — 0.8%
Deckers Outdoor Corp.†	699	108,387
Heelys, Inc.†	326	2,269
Iconix Brand Group, Inc.†	2,773	54,517
Skechers USA, Inc., Class A†	1,125	21,949
Steven Madden, Ltd.†	40,401	808,020
Timberland Co., Class A†	37,060	670,045
Weyco Group, Inc.	412	11,330
Wolverine World Wide, Inc.	2,978	73,020
		1,749,537
Forestry — 0.0%
Deltic Timber Corp.	572	29,452
Funeral Services & Related Items — 0.0%
Stewart Enterprises, Inc., Class A	5,183	46,129
Gambling (Non-Hotel) — 0.1%
Dover Downs Gaming & Entertainment, Inc.	822	9,248
Isle of Capri Casinos, Inc.†	870	11,980
Lakes Entertainment, Inc.†	1,012	7,013
Pinnacle Entertainment, Inc.†	3,259	76,782
		105,023
Gas-Distribution — 0.8%
EnergySouth, Inc.	385	22,330
Laclede Group, Inc.	1,177	40,301
New Jersey Resources Corp.	10,943	547,369
Nicor, Inc.	2,464	104,350
Northwest Natural Gas Co.	13,196	642,117
Piedmont Natural Gas, Inc.	4,083	106,811
South Jersey Industries, Inc.	1,610	58,105
Southwest Gas Corp.	2,301	68,501
WGL Holdings, Inc.	2,694	88,255
		1,678,139
Golf — 0.1%
Callaway Golf Co.	15,001	261,467

Hazardous Waste Disposal — 0.0%
American Ecology Corp.	879	20,639

Health Care Cost Containment — 0.0%
Corvel Corp.†	431	9,921
Healthspring, Inc.†	2,614	49,797
		59,718
Home Furnishings — 0.4%
American Woodmark Corp.	586	10,654
Ethan Allen Interiors, Inc.	1,449	41,297
Furniture Brands International, Inc.	65,341	657,330
Hooker Furniture Corp.	620	12,462
Kimball International, Inc., Class B	1,426	19,536
La-Z-Boy, Inc.	2,826	22,410
Sealy Corp.	2,448	27,393
Tempur-Pedic International, Inc.	4,110	106,737
		897,819
Hotels/Motels — 0.1%
Gaylord Entertainment Co.†	2,238	90,572
Lodgian, Inc.†	1,040	11,710
Marcus Corp.	1,150	17,768
Morgans Hotel Group Co.†	1,203	23,194
		143,244
Housewares — 0.0%
Libbey, Inc.	789	12,498
Lifetime Brands, Inc.	572	7,424
National Presto Industries, Inc.	245	12,902
		32,824
Human Resources — 0.7%
Administaff, Inc.	1,278	36,142
AMN Healthcare Services, Inc.†	1,881	32,297
Barrett Business Services, Inc.	420	7,564
CDI Corp.	702	17,031
Cross Country Healthcare, Inc.†	38,608	549,778
Emergency Medical Services Corp., Class A†	506	14,816
Gevity HR, Inc.	1,336	10,274
Heidrick & Struggles International, Inc.	993	36,850
Hudson Highland Group, Inc.†	1,374	11,555
Kelly Services, Inc., Class A	1,276	23,810
Kenexa Corp.†	1,387	26,936
Kforce, Inc.†	1,766	17,218
Korn/Ferry International†	2,603	48,988
MPS Group, Inc.†	5,600	61,264
On Assignment, Inc.†	1,896	13,291
Resources Connection, Inc.	2,680	48,669
Spherion Corp.†	3,089	22,488

TrueBlue, Inc.†	35,251	510,434
		1,489,405
Identification Systems — 0.1%
Brady Corp., Class A	2,756	96,708
Checkpoint Systems, Inc.†	2,155	55,987
Cogent, Inc.†	2,360	26,314
L-1 Identity Solutions, Inc.†	3,236	58,086
		237,095
Independent Power Producer — 0.0%
Ormat Technologies, Inc.	746	41,037
Industrial Audio & Video Products — 0.0%
Sonic Solutions†	1,234	12,821
Industrial Automated/Robotic — 0.1%
Cognex Corp.	2,422	48,803
Gerber Scientific, Inc.†	1,274	13,759
Hurco Cos., Inc.†	304	13,270
Intermec, Inc.†	3,313	67,287
iRobot Corp.†	839	15,169
Nordson Corp.	1,842	106,763
		265,051
Instruments-Controls — 0.1%
Watts Water Technologies, Inc., Class A	1,717	51,167
Woodward Governor Co.	1,639	111,370
X-Rite, Inc.†	1,608	18,685
		181,222
Instruments-Scientific — 0.6%
Dionex Corp.†	1,040	86,175
FEI Co.†	43,139	1,071,141
OYO Geospace Corp.†	214	16,127
Varian, Inc.†	1,677	109,508
		1,282,951
Insurance Brokers — 0.1%
Crawford & Co., Class B†	1,442	5,984
eHealth, Inc.†	728	23,376
Hilb Rogal and Hobbs Co.	2,010	81,546
		110,906
Insurance-Life/Health — 0.2%
American Equity Investment Life Holding Co.	3,098	25,682
Delphi Financial Group, Inc., Class A	2,376	83,825
FBL Financial Group, Inc., Class A	784	27,072
Independence Holding Co.	336	4,250
Kansas City Life Insurance Co.	258	11,246
National Western Life Insurance Co., Class A	123	25,507
Presidential Life Corp.	1,167	20,434
Scottish Re Group, Ltd.†	3,773	2,717
The Phoenix Cos., Inc.	6,229	73,938
Universal American Financial Corp.†	2,669	68,300
		342,971
Insurance-Multi-line — 0.1%
Alfa Corp.	1,783	38,637
Citizens, Inc.†	1,895	10,479
Horace Mann Educators Corp.	2,356	44,623
United Fire & Casualty Co.	1,196	34,792
		128,531
Insurance-Property/Casualty — 1.5%
American Physicians Capital, Inc.	490	20,315
Amerisafe, Inc.†	1,018	15,789
Amtrust Financial Services, Inc.	1,397	19,237
Baldwin & Lyons, Inc., Class B	453	12,439
Castlepoint Holdings, Ltd.	451	5,412
CNA Surety Corp.†	35,471	701,971
Commerce Group, Inc.	2,671	96,103
Darwin Professional Underwriters, Inc.†	404	9,765
Donegal Group, Inc., Class A	746	12,809
EMC Insurance Group, Inc.	15,051	356,257
Employers Holdings, Inc.	2,709	45,267
Enstar Group, Ltd.†	383	46,887
First Acceptance Corp.†	891	3,760
First Mercury Financial Corp.†	679	16,568
FPIC Insurance Group, Inc.†	496	21,318
Hallmark Financial Services†	276	4,377
Harleysville Group, Inc.	809	28,623
Infinity Property & Casualty Corp.	893	32,264
LandAmerica Financial Group, Inc.	857	28,667
Meadowbrook Insurance Group, Inc.†	45,851	431,458
Midland Co.	9,578	619,601
National Interstate Corp.	300	9,930
Navigators Group, Inc.†	722	46,930
NYMAGIC, Inc.	307	7,101
PMA Capital Corp., Class A†	1,772	14,566
ProAssurance Corp.†	1,821	100,009
RLI Corp.	1,151	65,365
Safety Insurance Group, Inc.	882	32,299
SeaBright Insurance Holdings, Inc.†	1,129	17,025
Selective Insurance Group, Inc.	2,993	68,809
State Auto Financial Corp.	798	20,987
Stewart Information Services Corp.	934	24,368
Tower Group, Inc.	1,092	36,473
United America Indemnity, Ltd., Class A†	1,350	26,892
Zenith National Insurance Corp.	2,025	90,578
		3,090,219
Insurance-Reinsurance — 0.3%
Argo Group International Holdings, Ltd.†	1,603	67,534
Aspen Insurance Holdings, Ltd.	4,818	138,951
Flagstone Reinsurance Holdings, Ltd.	769	10,689
Greenlight Capital Re, Ltd., Class A†	591	12,287
IPC Holdings, Ltd.	3,302	95,329
Max Re Capital, Ltd.	3,294	92,199
Montpelier Re Holdings, Ltd.	5,618	95,562
Odyssey Re Holdings Corp.	1,547	56,790
Platinum Underwriters Holdings, Ltd.	3,271	116,317
Validus Holdings, Ltd.†	862	22,395
		708,053
Internet Application Software — 0.6%
Art Technology Group, Inc.†	6,971	30,115
CyberSource Corp.†	3,503	62,248
DealerTrack Holdings, Inc.†	31,758	1,062,940

eResearch Technology, Inc.†	2,163	25,567
Interwoven, Inc.†	2,366	33,645
Lionbridge Technologies, Inc.†	3,342	11,864
On2 Technologies, Inc.†	8,355	8,522
RealNetworks, Inc.†	5,210	31,729
S1 Corp.†	2,836	20,703
Vignette Corp.†	1,451	21,199
Vocus, Inc.†	708	24,447
		1,332,979
Internet Connectivity Services — 0.0%
Cogent Communications Group, Inc.†	2,730	64,728
Internap Network Services Corp.†	2,693	22,433
		87,161
Internet Content-Entertainment — 0.0%
NetFlix, Inc.†	2,568	68,360
Internet Content-Information/News — 0.5%
CNET Networks, Inc.†	8,261	75,506
Dice Holdings, Inc.†	925	7,391
Harris Interactive, Inc.†	191,040	813,830
Hsw Intl Inc†	717	4,467
InfoSpace, Inc.	1,798	33,802
Loopnet, Inc.†	1,480	20,794
TechTarget, Inc.†	419	6,193
The Knot, Inc.†	1,508	24,037
TheStreet.com, Inc.	1,200	19,104
Travelzoo, Inc.†	385	5,267
		1,010,391
Internet Financial Services — 0.0%
Online Resources Corp.†	1,568	18,691
Internet Incubators — 0.0%
Cmgi Inc†	2,684	35,134
Internet Capital Group, Inc.†	2,141	25,135
Safeguard Scientifics, Inc.†	6,630	11,934
		72,203
Internet Infrastructure Equipment — 0.5%
Avocent Corp.†	45,558	1,061,957
Internet Infrastructure Software — 0.1%
AsiaInfo Holdings, Inc.†	1,730	19,030
Chordiant Software, Inc.†	1,799	15,381
Imergent, Inc.	672	7,117
Openwave Systems, Inc.	4,514	11,736
TIBCO Software, Inc.†	10,414	84,041
		137,305
Internet Security — 0.5%
Blue Coat Systems, Inc.†	1,443	47,431
iPass, Inc.†	2,813	11,421
McAfee, Inc.†	22,610	847,875
Secure Computing Corp.†	2,575	24,720
SonicWALL, Inc.†	3,525	37,788
Sourcefire, Inc.†	323	2,694
Vasco Data Security International, Inc.†	1,430	39,926
		1,011,855
Internet Telephone — 0.0%
Ibasis, Inc.	1,805	9,259
j2 Global Communications, Inc.†	2,699	57,138
		66,397
Intimate Apparel — 0.0%
The Warnaco Group, Inc.†	2,531	88,079
Investment Companies — 0.2%
Ampal American Israel, Class A†	1,147	8,476
Apollo Investment Corp.	6,524	111,234
Ares Capital Corp.	3,797	55,550
Blackrock Kelso Capital Corp	540	8,251
Capital Southwest Corp.	168	19,891
Gladstone Capital Corp.	779	13,243
Hercules Technology Growth Capital, Inc.	1,759	21,847
Kohlberg Capital Corp.	795	9,540
MCG Capital Corp.	3,411	39,534
MVC Capital, Inc.	1,340	21,628
NexCen Brands, Inc.†	2,499	12,095
NGP Capital Resources Co.	954	14,911
Patriot Capital Funding, Inc.	1,142	11,523
PennantPark Investment Corp.	1,094	10,962
Prospect Capital Corp.	1,284	16,756
TICC Capital Corp.	1,165	10,753
		386,194
Investment Management/Advisor Services — 0.2%
Calamos Asset Management, Inc., Class A	1,158	34,485
Cohen & Steers, Inc.	951	28,501
Epoch Holding Corp.	469	7,035
GAMCO Investors, Inc., Class A	299	20,691
National Financial Partners Corp.	2,059	93,911
U.S. Global Investors, Inc., Class A	654	10,896
Waddell & Reed Financial, Inc., Class A	4,589	165,617
WP Stewart & Co., Ltd.	1,216	6,214
		367,350
Lasers-System/Components — 0.2%
Coherent, Inc.†	1,714	42,970
Cymer, Inc.†	1,748	68,049
Electro Scientific Industries, Inc.†	1,596	31,680
Excel Technology, Inc.†	657	17,805
II-VI, Inc.†	1,298	39,654
Ionatron, Inc.†	1,772	5,068
Newport Corp.†	1,920	24,557
Rofin-Sinar Technologies, Inc.†	1,698	81,691
		311,474
Leisure Products — 0.1%
Marine Products Corp.	630	4,416
Multimedia Games, Inc.†	1,271	10,600
WMS Industries, Inc.†	2,221	81,378
		96,394
Lighting Products & Systems — 0.0%
Universal Display Corp.†	1,474	30,468
Linen Supply & Related Items — 0.0%
G&K Services, Inc., Class A	1,174	44,048
UniFirst Corp.	780	29,640
		73,688

Machine Tools & Related Products — 0.4%
Hardinge, Inc.	598	10,034
Kennametal, Inc.	23,680	896,525
		906,559
Machinery-Construction & Mining — 0.1%
Astec Industries, Inc.†	1,027	38,194
Bucyrus International, Inc., Class A	2,044	203,153
		241,347
Machinery-Electrical — 0.5%
Baldor Electric Co.	2,503	84,251
Franklin Electric Co., Inc.	1,056	40,413
Raser Technologies, Inc.†	1,698	25,216
Regal-Beloit Corp.	21,037	945,613
		1,095,493
Machinery-Farming — 0.0%
Gehl Co.†	578	9,271
Lindsay Corp.	638	45,100
		54,371
Machinery-General Industrial — 2.1%
Albany International Corp., Class A	26,533	984,374
Altra Holdings, Inc.†	643	10,693
Applied Industrial Technologies, Inc.	2,355	68,342
Chart Industries, Inc.†	744	22,990
Flow International Corp.†	81,528	759,841
IDEX Corp.	24,130	871,817
Intevac, Inc.†	1,166	16,954
Kadant, Inc.†	774	22,965
Middleby Corp.†	748	57,312
Robbins & Myers, Inc.	773	58,462
Sauer-Danfoss, Inc.	23,509	588,900
Tennant Co.	922	40,835
Twin Disc, Inc.	250	17,692
Wabtec Corp.	28,141	969,176
		4,490,353
Machinery-Material Handling — 0.0%
Cascade Corp.	648	30,106
Columbus McKinnon Corp.†	1,035	33,762
NACCO, Industries, Inc., Class A	317	31,602
		95,470
Machinery-Pumps — 0.0%
Gorman-Rupp Co.	772	24,086
Tecumseh Products Co., Class A†	844	19,758
		43,844
Machinery-Thermal Process — 0.0%
TurboChef Technologies, Inc.†	1,078	17,787
Marine Services — 0.0%
Great Lakes Dredge & Dock Corp.	654	5,703
Odyssey Marine Exploration, Inc.†	2,262	14,002
		19,705
Medical Imaging Systems — 0.0%
Vital Images, Inc.†	930	16,805
Medical Information Systems — 0.1%
Allscripts Healthcare Solutions, Inc.†	3,026	58,765
Computer Programs & Systems, Inc.	501	11,393
Eclipsys Corp.†	2,498	63,224
Phase Forward, Inc.†	2,257	49,090
Quality Systems, Inc.	927	28,264
		210,736
Medical Instruments — 0.4%
Abaxis, Inc.†	1,153	41,347
AngioDynamics, Inc.†	1,129	21,496
ArthroCare Corp.†	1,504	72,267
Bruker BioSciences Corp.†	3,548	47,189
Cepheid, Inc.†	3,012	79,366
Conceptus, Inc.†	1,606	30,900
CONMED Corp.†	1,546	35,728
Datascope Corp.	711	25,881
ev3, Inc.†	2,537	32,245
Kensey Nash Corp.†	649	19,418
Micrus Endovascular Corp.†	821	16,157
Natus Medical, Inc.†	1,172	22,678
NuVasive, Inc.†	1,887	74,574
Spectranetics Corp.†	1,719	26,352
Stereotaxis, Inc.†	1,425	17,414
SurModics, Inc.†	834	45,261
Symmetry Medical, Inc.†	1,924	33,535
Thoratec Corp.†	2,907	52,878
Ventana Medical Systems, Inc.†	1,468	128,054
		822,740
Medical Labs & Testing Services — 0.2%
Bio-Reference Laboratories, Inc.†	605	19,771
National Dentex Corp.†	22,530	363,184
		382,955
Medical Laser Systems — 0.3%
Cutera, Inc.†	687	10,786
Cynosure, Inc., Class A†	25,138	665,152
LCA-Vision, Inc.	1,033	20,629
Palomar Medical Technologies, Inc.†	1,001	15,335
		711,902
Medical Products — 0.4%
ABIOMED, Inc.†	1,566	24,336
Accuray, Inc.†	899	13,683
American Medical Systems Holdings, Inc.†	3,939	56,958
Cantel Medical Corp.†	651	9,491
Cyberonics, Inc.†	1,210	15,924
Haemonetics Corp.†	1,451	91,442
Invacare Corp.	1,589	40,043
Luminex Corp.†	1,952	31,700
Mentor Corp.	1,848	72,257
Metabolix, Inc.†	787	18,730
Minrad International, Inc.†	2,600	8,450
Northstar Neuroscience, Inc.†	1,081	10,053
NxStage Medical, Inc.†	1,101	16,702
Orthofix International NV†	906	52,521
PSS World Medical, Inc.†	3,672	71,861
Sonic Innovations, Inc.†	1,462	11,287
TomoTherapy, Inc.†	643	12,577
Vital Signs, Inc.	590	30,161
West Pharmaceutical Services, Inc.	1,804	73,224
Wright Medical Group, Inc.†	1,935	56,444

Zoll Medical Corp.†	1,118	29,873
		747,717
Medical Sterilization Products — 0.1%
STERIS Corp.	3,563	102,757
Medical-Biomedical/Gene — 1.0%
Acorda Therapeutics, Inc.†	1,378	30,261
Affymax, Inc.†	229	5,120
Affymetrix, Inc.†	3,748	86,729
Alexion Pharmaceuticals, Inc.†	1,991	149,385
AMAG Pharmaceuticals, Inc.†	915	55,019
American Oriental Bioengineering, Inc.†	2,918	32,331
Applera Corp. - Celera Group†	4,301	68,257
Arena Pharmaceuticals, Inc.†	3,976	31,132
ARIAD Pharmaceuticals, Inc.†	3,737	15,882
Arqule, Inc.†	2,130	12,354
Bio-Rad Laboratories, Inc., Class A†	1,021	105,796
BioMimetic Therapeutics, Inc.†	559	9,710
Cambrex Corp.	1,561	13,081
Cell Genesys, Inc.†	4,288	9,862
CryoLife, Inc.†	1,337	10,629
Cytokinetics, Inc.†	1,898	8,978
Encysive Pharmaceuticals, Inc.†	3,553	3,020
Enzo Biochem, Inc.†	21,792	277,630
Enzon Pharmaceuticals, Inc.†	2,388	22,758
Exelixis, Inc.†	5,695	49,148
Genomic Health, Inc.†	749	16,957
GenVec, Inc.†	3,785	5,564
Geron Corp.†	3,984	22,629
GTx, Inc.†	922	13,231
Halozyme Therapeutics, Inc.†	3,508	24,942
Human Genome Sciences, Inc.†	7,333	76,557
Illumina, Inc.†	2,930	173,632
Immunomedics, Inc.†	3,279	7,607
Incyte Corp.†	4,581	46,039
Integra LifeSciences Holdings Corp.†	984	41,259
InterMune, Inc.†	1,630	21,728
Keryx Biopharmaceuticals, Inc.†	2,405	20,202
Kosan Biosciences, Inc.†	2,365	8,514
LifeCell Corp.†	1,852	79,840
Martek Biosciences Corp.†	1,760	52,061
Maxygen, Inc.†	1,383	11,105
Medivation, Inc.†	1,150	16,560
Molecular Insight Pharmaceuticals, Inc.†	245	2,220
Momenta Pharmaceuticals, Inc.†	1,299	9,275
Myriad Genetics, Inc.†	2,353	109,226
Nektar Therapeutics†	5,016	33,657
Novacea, Inc.†	348	1,037
Omrix Biopharmaceuticals, Inc.†	754	26,194
Orexigen Therapeutics, Inc.†	409	5,828
Protalix BioTherapeutics, Inc.†	123	418
Regeneration Technologies, Inc.†	1,618	14,044
Regeneron Pharmaceuticals, Inc.†	3,478	83,994
Savient Pharmaceuticals, Inc.†	2,920	67,072
Seattle Genetics, Inc.†	2,660	30,324
SuperGen, Inc.†	2,943	10,742
Telik, Inc.†	2,927	10,157
Tercica, Inc.†	1,834	12,435
XOMA, Ltd.†	7,114	24,116
		2,076,248
Medical-Drugs — 0.9%
Acadia Pharmaceuticals, Inc.†	1,705	18,874
Adams Respiratory Therapeutics, Inc.†	1,947	116,314
Akorn, Inc.†	3,004	22,049
Amicus Therapeutics, Inc.†	290	3,117
Array Biopharma, Inc.†	2,557	21,530
Auxilium Pharmaceuticals, Inc.†	1,726	51,763
Biodel, Inc.†	265	6,156
Bionovo, Inc.†	2,964	5,068
Bradley Pharmaceuticals, Inc.†	704	13,869
Cadence Pharmaceuticals, Inc.†	898	13,344
Cubist Pharmaceuticals, Inc.†	3,023	62,002
Durect Corp.†	3,995	25,688
Emergent Biosolutions, Inc.†	361	1,827
Idenix Pharmaceuticals, Inc.†	1,492	4,028
Indevus Pharmaceuticals, Inc.†	3,372	23,435
Javelin Pharmaceuticals. Inc.†	2,370	8,864
Jazz Pharmaceuticals Inc†	321	4,719
K-V Pharmaceutical Co., Class A†	1,932	55,139
Ligand Pharmaceuticals, Inc., Class B	4,660	22,508
Medicis Pharmaceutical Corp., Class A	3,052	79,260
OSI Pharmaceuticals, Inc.†	3,151	152,855
Pain Therapeutics, Inc.†	1,961	20,787
PharMerica Corp.†	1,494	20,737
Pharmion Corp.†	1,422	89,387
Poniard Pharmaceuticals, Inc.†	1,212	5,345
Pozen, Inc.†	1,402	16,824
Prestige Brands Holdings, Inc.†	1,843	13,786
Rigel Pharmaceuticals, Inc.†	1,651	41,919
Salix Pharmaceuticals, Ltd.†	2,563	20,196
Santarus, Inc.†	2,847	7,829
Sciele Pharma, Inc.†	1,926	39,387
Sepracor, Inc.†	26,300	690,375
Sirtris Pharmaceuticals, Inc.†	343	4,696
Somaxon Pharmaceuticals, Inc.†	529	2,756
Sucampo Pharmaceuticals, Inc., Class A†	230	4,218
Synta Pharmaceuticals Corp.†	244	1,635
Valeant Pharmaceuticals International†	5,192	62,148
ViroPharma, Inc.†	3,787	30,069
XenoPort, Inc.†	1,177	65,771
Zymogenetics, Inc.†	2,119	24,729
		1,875,003
Medical-Generic Drugs — 0.1%
Alpharma, Inc., Class A†	2,367	47,695
Caraco Pharmaceutical Laboratories, Ltd†	607	10,410
Par Pharmaceutical Cos., Inc.†	1,859	44,616
Perrigo Co.	4,200	147,042
		249,763
Medical-HMO — 0.1%
AMERIGROUP Corp.†	2,885	105,158
Centene Corp.†	2,384	65,417
Magellan Health Services, Inc.†	2,138	99,695
Molina Healthcare, Inc.†	747	28,909
		299,179

Medical-Hospitals — 0.8%
LifePoint Hospitals, Inc.†	22,540	670,340
MedCath Corp.†	552	13,557
Universal Health Services, Inc., Class B	19,900	1,018,880
		1,702,777
Medical-Nursing Homes — 0.1%
Assisted Living Concepts, Inc., Class A†	3,287	24,652
Kindred Healthcare, Inc.†	1,565	39,094
National Healthcare Corp.	380	19,646
Skilled Healthcare Group, Inc., Class A†	1,217	17,805
Sun Healthcare Group, Inc.†	2,369	40,676
		141,873
Medical-Outpatient/Home Medical — 0.5%
Air Methods Corp.†	573	28,461
Amedisys, Inc.†	1,419	68,850
Amsurg Corp.†	1,682	45,515
Apria Healthcare Group, Inc.†	2,386	51,466
Gentiva Health Services, Inc.†	1,509	28,731
Hythiam, Inc.†	2,057	6,027
LHC Group, Inc.†	791	19,759
Lincare Holdings, Inc.†	21,800	766,488
Odyssey HealthCare, Inc.†	1,826	20,196
Radiation Therapy Services, Inc.†	709	21,915
Res-Care, Inc.†	1,328	33,413
		1,090,821
Metal Processors & Fabrication — 1.5%
Ampco-Pittsburgh Corp.	395	15,061
CIRCOR International, Inc.	898	41,631
Dynamic Materials Corp.	659	38,815
Haynes International, Inc.†	636	44,202
Kaydon Corp.	19,517	1,064,457
Ladish Co,. Inc.†	794	34,293
LB Foster Co., Class A†	582	30,107
Mueller Industries, Inc.	14,129	409,600
Quanex Corp.	2,028	105,253
RBC Bearings, Inc.†	29,556	1,284,504
Sun Hydraulics Corp.	609	15,365
Trimas Corp.†	762	8,070
Worthington Industries, Inc.	3,777	67,533
		3,158,891
Metal Products-Distribution — 0.0%
A.M. Castle & Co.	768	20,882
Esmark, Inc.†	11	155
Lawson Products, Inc.	218	8,267
		29,304
Metal-Aluminum — 0.1%
Century Aluminum Co.†	1,598	86,196
Kaiser Aluminum Corp.	825	65,571
		151,767
Metal-Diversified — 0.1%
Apex Silver Mines, Ltd.†	3,207	48,875
Hecla Mining Co.†	6,575	61,476
		110,351
Mining — 0.0%
Royal Gold, Inc.	1,394	42,545
US Gold Corp.†	2,816	8,335
		50,880
Miscellaneous Manufacturing — 0.7%
American Railcar Industries, Inc.	543	10,453
AptarGroup, Inc.	31,816	1,301,592
Freightcar America, Inc.	672	23,520
Reddy Ice Holdings, Inc.	1,189	30,094
		1,365,659
Motion Pictures & Services — 0.0%
Macrovision Corp.†	2,899	53,139
MRI/Medical Diagnostic Imaging — 0.0%
Alliance Imaging, Inc.†	1,412	13,583
Nighthawk Radiology Holdings, Inc.†	1,156	24,334
		37,917
Multilevel Direct Selling — 0.0%
Nu Skin Enterprises, Inc., Class A	2,747	45,133
Multimedia — 0.1%
Belo Corp., Class A	4,628	80,712
Entravision Communications Corp., Class A†	3,764	29,472
Gemstar-TV Guide International, Inc.†	13,689	65,160
Journal Communications, Inc., Class A	2,403	21,483
Martha Stewart Living Omnimedia, Inc., Class A†	1,446	13,404
Media General, Inc., Class A	1,202	25,543
		235,774
Music — 0.0%
Steinway Musical Instruments, Inc.	442	12,186
Networking Products — 2.1%
3Com Corp.†	21,275	96,163
Acme Packet, Inc.†	1,205	15,171
Adaptec, Inc.†	6,542	22,112
Anixter International, Inc.†	19,589	1,219,807
Atheros Communications, Inc.†	3,024	92,353
BigBand Networks, Inc.†	642	3,300
Black Box Corp.	18,204	658,439
Extreme Networks, Inc.†	6,544	23,166
Foundry Networks, Inc.†	61,487	1,077,252
Hypercom Corp.†	2,930	14,591
Infinera Corp.†	936	13,890
Ixia†	2,386	22,619
Netgear, Inc.†	1,893	67,523
Polycom, Inc.†	40,013	1,111,561
Starent Networks Corp.†	1,419	25,897
Switch & Data Facilities Co., Inc.†	713	11,422
Veraz Networks, Inc.†	441	2,126
		4,477,392
Non-Ferrous Metals — 0.1%
Brush Engineered Materials, Inc.†	1,109	41,055
Horsehead Hldg Corp†	305	5,176
RTI International Metals, Inc.†	1,261	86,921
Uranium Resources, Inc.†	2,882	35,967
USEC, Inc.†	5,868	52,812
		221,931

Non-Hazardous Waste Disposal — 0.1%
Casella Waste Systems, Inc., Class A†	1,236	16,117
Waste Connections, Inc.†	3,762	116,246
Waste Industries USA, Inc.	263	9,547
Waste Services, Inc.†	1,097	9,401
		151,311
Office Automation & Equipment — 0.0%
IKON Office Solutions, Inc.	5,875	76,493
Office Furnishings-Original — 0.1%
CompX International, Inc.	60	877
Herman Miller, Inc.	3,474	112,523
Interface, Inc., Class A	2,991	48,813
Knoll, Inc.	2,718	44,657
		206,870
Office Supplies & Forms — 0.0%
ACCO Brands Corp.†	2,951	47,334
Ennis, Inc.	1,400	25,200
The Standard Register Co.	986	11,497
		84,031
Oil & Gas Drilling — 0.2%
Atlas America, Inc.	1,249	73,916
Atwood Oceanics, Inc.†	1,500	150,360
Bronco Drilling Co., Inc.†	1,399	20,775
Grey Wolf, Inc.†	10,100	53,833
Parker Drilling Co.†	6,096	46,025
Pioneer Drilling Co.†	2,705	32,135
		377,044
Oil Companies-Exploration & Production — 2.6%
APCO Argentina, Inc.	504	13,870
Arena Resources, Inc.†	1,666	69,489
ATP Oil & Gas Corp.†	1,167	58,980
Berry Petroleum Co., Class A	2,160	96,012
Bill Barrett Corp.†	1,688	70,677
Bois d’Arc Energy, Inc.†	992	19,691
BPZ Energy, Inc.†	2,785	31,136
Brigham Exploration Co.†	2,509	18,868
Callon Petroleum Co.†	1,135	18,671
Carrizo Oil & Gas, Inc.†	1,334	73,037
Clayton Williams Energy, Inc.†	312	9,722
Comstock Resources, Inc.†	2,426	82,484
Concho Resources, Inc.†	1,258	25,927
Contango Oil & Gas Co.†	715	36,386
Delta Petroleum Corp.†	3,590	67,672
Denbury Resources, Inc.†	27,500	818,125
Edge Petroleum Corp.†	1,533	9,091
Encore Acquisition Co.†	2,904	96,907
Energy Partners, Ltd.†	1,566	18,494
EXCO Resources, Inc.†	3,367	52,121
FX Energy, Inc.†	2,074	11,780
GeoGlobal Resources, Inc.†	1,787	8,846
GeoMet, Inc.†	946	4,919
GMX Resources, Inc.†	620	20,014
Goodrich Petroleum Corp.†	853	19,295
Gulfport Energy Corp.†	1,078	19,684
Harvest Natural Resources, Inc.†	1,922	24,025
Mariner Energy, Inc.†	4,763	108,977
McMoRan Exploration Co.†	2,374	31,076
Meridian Resource Corp.†	4,980	9,014
Oilsands Quest, Inc.†	6,836	27,891
Parallel Petroleum Corp.†	2,081	36,688
Penn Virginia Corp.	2,056	89,703
PetroHawk Energy Corp.†	25,572	442,651
Petroleum Development Corp.†	822	48,605
Petroquest Energy, Inc.†	2,280	32,604
Rex Energy Corp†	514	6,132
Rosetta Resources, Inc.†	2,769	54,909
Stone Energy Corp.†	1,530	71,772
Swift Energy Co.†	1,633	71,901
Toreador Resources Corp.†	792	5,536
TXCO Resources, Inc.†	1,832	22,094
Unit Corp.†	29,000	1,341,250
Vaalco Energy, Inc.†	3,237	15,052
Venoco, Inc.†	784	15,625
Warren Resources, Inc.†	3,176	44,877
Whiting Petroleum Corp.†	2,299	132,560
XTO Energy, Inc.	20,457	1,050,672
		5,455,512
Oil Companies-Integrated — 0.0%
Delek US Holdings, Inc.	642	12,988
PetroCorp, Inc.†(1)(2)	154	0
		12,988
Oil Field Machinery & Equipment — 1.2%
CARBO Ceramics, Inc.	1,110	41,292
Complete Production Services, Inc.†	75,036	1,348,397
Dril-Quip, Inc.†	1,458	81,152
Flotek Industries, Inc.†	994	35,824
Gulf Island Fabrication, Inc.	577	18,297
Lufkin Industries, Inc.	822	47,093
NATCO Group, Inc., Class A†	1,008	54,583
National-Oilwell Varco, Inc.†	13,370	982,160
T-3 Energy Services, Inc.†	327	15,372
		2,624,170
Oil Refining & Marketing — 0.1%
Alon USA Energy, Inc.	709	19,271
Crosstex Energy, Inc.	2,016	75,076
Sulphco, Inc.†	2,424	12,653
		107,000
Oil-Field Services — 1.1%
Allis-Chalmers Energy, Inc.†	1,380	20,355
Basic Energy Services, Inc.†	2,231	48,970
Cal Dive International, Inc.†	2,333	30,889
Exterran Holdings, Inc.†	3,300	269,940
Geokinetics, Inc.†	378	7,352
Hercules Offshore, Inc.†	4,540	107,961
Hornbeck Offshore Services, Inc.†	1,256	56,457
MarkWest Hydrocarbon, Inc.	349	21,865
Matrix Service Co.†	1,451	31,661
Newpark Resources, Inc.†	4,937	26,907
Oil States International, Inc.†	2,693	91,885
RPC, Inc.	1,759	20,598
Superior Offshore International, Inc.†	583	2,927
Superior Well Services, Inc.†	10,464	222,046
TETRA Technologies, Inc.†	74,800	1,164,636
Trico Marine Services, Inc.†	642	23,767

Union Drilling, Inc.†	775	12,222
W-H Energy Services, Inc.†	1,664	93,533
Willbros Group, Inc.†	2,024	77,499
		2,331,470
Paper & Related Products — 0.2%
AbitibiBowater, Inc.	1,595	32,873
Buckeye Technologies, Inc.†	2,075	25,937
Glatfelter	2,485	38,045
Mercer International, Inc. SBI†	1,737	13,601
Neenah Paper, Inc.	812	23,670
Potlatch Corp.	2,134	94,835
Rock-Tenn Co., Class A	1,919	48,762
Schweitzer-Mauduit International, Inc.	853	22,101
Wausau Paper Corp.	2,445	21,981
Xerium Technologies, Inc.	1,050	5,460
		327,265
Patient Monitoring Equipment — 0.0%
Aspect Medical Systems, Inc.†	859	12,026
Insulet Corp.†	443	10,402
Masimo Corp.†	749	29,548
Visicu, Inc.†	801	9,508
		61,484
Pharmacy Services — 0.0%
HealthExtras, Inc.†	1,691	44,101
Physical Therapy/Rehabilation Centers — 1.9%
Healthsouth Corp.†	26,404	554,484
Psychiatric Solutions, Inc.†	84,169	2,735,492
RehabCare Group, Inc.†	35,444	799,617
		4,089,593
Physicians Practice Management — 0.2%
American Dental Partners, Inc.†	679	6,810
Healthways, Inc.†	1,917	112,029
Matria Healthcare, Inc.†	1,163	27,645
Pediatrix Medical Group, Inc.†	3,700	252,155
		398,639
Platinum — 0.0%
Stillwater Mining Co.†	2,280	22,025
Pollution Control — 0.0%
Fuel Tech, Inc.†	958	21,699
Poultry — 0.0%
Pilgrim’s Pride Corp.	2,208	63,922
Sanderson Farms, Inc.	930	31,415
		95,337
Power Converter/Supply Equipment — 1.0%
Advanced Energy Industries, Inc.†	1,956	25,584
China Energy Savings Technology, Inc.†	49	531
Hubbell, Inc., Class B	8,950	461,820
Powell Industries, Inc.†	439	19,347
Power-One, Inc.†	3,827	15,270
PowerSecure International, Inc.†	116,400	1,571,400
Vicor Corp.	1,072	16,712
		2,110,664
Precious Metals — 0.0%
Coeur d’Alene Mines Corp.†	15,220	75,187
Printing-Commercial — 0.8%
Bowne & Co., Inc.	1,520	26,752
Cenveo, Inc.†	27,333	477,508
Consolidated Graphics, Inc.†	20,613	985,714
Multi-Color Corp.	459	12,609
Valassis Communications, Inc.†	2,644	30,908
VistaPrint, Ltd.†	2,358	101,040
		1,634,531
Private Corrections — 0.0%
Cornell Cos., Inc.†	582	13,572
Geo Group, Inc.†	2,757	77,196
		90,768
Protection/Safety — 0.0%
Landauer, Inc.	500	25,925
Protection One, Inc.†	376	4,471
		30,396
Publishing-Books — 0.0%
Courier Corp.	559	18,453
Scholastic Corp.†	1,678	58,545
		76,998
Publishing-Newspapers — 0.0%
Dolan Media Co.†	608	17,735
GateHouse Media, Inc.	1,221	10,720
Lee Enterprises, Inc.	2,533	37,109
Sun-Times Media Group, Inc., Class A†	3,717	8,178
		73,742
Publishing-Periodicals — 0.0%
Playboy Enterprises, Inc., Class B†	1,215	11,081
Primedia, Inc.	2,393	20,340
Value Line, Inc.	66	2,657
		34,078
Quarrying — 0.0%
Compass Minerals International, Inc.	1,759	72,119
Racetracks — 0.0%
Churchill Downs, Inc.	519	28,011
Magna Entertainment Corp., Class A†	2,153	2,088
Speedway Motorsports, Inc.	762	23,683
		53,782
Radio — 0.1%
Citadel Broadcasting Corp.	9,985	20,569
Cox Radio, Inc., Class A†	1,835	22,295
Cumulus Media, Inc., Class A†	1,551	12,470
Emmis Communications Corp., Class A†	1,706	6,568
Entercom Communications Corp., Class A	1,786	24,450
Radio One, Inc., Class D†	4,186	9,921
Salem Communications Corp., Class A	542	3,572
Spanish Broadcasting System, Inc., Class A†	2,100	3,885
Westwood One, Inc.	3,952	7,865
		111,595
Real Estate Investment Trusts — 3.9%
Acadia Realty Trust	1,755	44,946

Agree Reality Corp.	429	12,913
Alesco Financial, Inc.	3,323	10,899
Alexander’s, Inc.†	110	38,858
Alexandria Real Estate Equities, Inc.	1,745	177,414
American Campus Communities, Inc.	1,477	39,657
American Financial Realty Trust	7,115	57,062
American Land Lease, Inc.	14,030	278,215
Annaly Mortgage Management, Inc.	43,700	794,466
Anthracite Capital, Inc.	3,484	25,224
Anworth Mortgage Asset Corp.	2,517	20,790
Arbor Realty Trust, Inc.	741	11,938
Ashford Hospitality Trust, Inc.	5,795	41,666
Associated Estates Realty Corp.	825	7,788
BioMed Realty Trust, Inc.	37,380	866,095
BRT Realty Trust	366	5,600
Capital Lease Funding, Inc.	2,365	19,913
Capital Trust, Inc., Class A	751	23,018
CBRE Realty Finance, Inc.	1,649	8,806
Cedar Shopping Centers, Inc.	2,406	24,613
Corporate Office Properties Trust	2,135	67,253
Cousins Properties, Inc.	24,696	545,782
Crystal River Capital, Inc.	1,381	19,942
DCT Industrial Trust, Inc.	9,210	85,745
Deerfield Capital Corp.	2,849	22,792
DiamondRock Hospitality Co.	5,170	77,447
Digital Realty Trust, Inc.	3,085	118,371
Duke Realty Corp.	9,830	256,366
EastGroup Properties, Inc.	1,298	54,321
Education Realty Trust, Inc.	1,505	16,916
Entertainment Properties Trust	1,536	72,192
Equity Lifestyle Properties, Inc.	1,100	50,237
Equity One, Inc.	1,991	45,853
Extra Space Storage, Inc.	3,518	50,272
FelCor Lodging Trust, Inc.	3,410	53,162
First Industrial Realty Trust, Inc.	2,483	85,912
First Potomac Reality Trust	1,318	22,788
Franklin Street Properties Corp.	3,252	48,130
Getty Realty Corp.	953	25,426
Glimcher Realty Trust	2,022	28,894
GMH Communities Trust	1,737	9,588
Gramercy Capital Corp.	1,364	33,159
Healthcare Realty Trust, Inc.	2,769	70,305
Hersha Hospitality Trust	2,262	21,489
Highwoods Properties, Inc.	3,111	91,401
Home Properties, Inc.	1,819	81,582
Impac Mtg. Holdings, Inc.	4,324	2,248
Inland Real Estate Corp.	3,172	44,916
Investors Real Estate Trust	2,643	23,708
Jer Investors Trust, Inc.	1,397	15,046
Kite Realty Group Trust	1,134	17,316
LaSalle Hotel Properties	21,445	684,095
Lexington Corporate Properties Trust	3,620	52,635
Liberty Property Trust	8,810	253,816
LTC Properties, Inc.	1,288	32,264
Luminent Mtg. Capital, Inc.	2,359	1,816
Maguire Properties, Inc.	2,044	60,237
Medical Properties Trust, Inc.	2,710	27,615
MFA Mtg. Investments, Inc.	6,733	62,280
Mid-America Apartment Communities, Inc.	18,271	781,085
Mission West Properties	1,086	10,328
National Health Investors, Inc.	1,271	35,461
National Retail Properties, Inc.	3,914	91,509
Nationwide Health Properties, Inc.	4,882	153,148
Newcastle Investment Corp.	2,279	29,536
NorthStar Realty Finance Corp.	3,326	29,668
Novastar Finl Inc Com New†	477	1,379
Omega Healthcare Investors, Inc.	3,674	58,968
Parkway Properties, Inc.	866	32,025
Pennsylvania Real Estate Investment Trust	1,757	52,148
Post Properties, Inc.	2,385	83,761
PS Business Parks, Inc.	869	45,666
Quadra Realty Trust, Inc.	878	7,059
RAIT Investment Trust	3,446	29,705
Ramco-Gershenson Properties Trust	1,012	21,626
Realty Income Corp.	5,529	149,394
Redwood Trust, Inc.	1,156	39,581
Resource Capital Corp.	1,214	11,302
Saul Centers, Inc.	585	31,257
Senior Housing Properties Trust	4,574	103,738
Sovran Self Storage, Inc.	1,183	47,438
Strategic Hotels & Resorts, Inc.	4,061	67,941
Sun Communities, Inc.	881	18,563
Sunstone Hotel Investors, Inc.	3,414	62,442
Tanger Factory Outlet Centers, Inc.	1,711	64,522
U-Store-It Trust	2,515	23,037
Universal Health Realty Income Trust	640	22,682
Urstadt Biddle Properties, Inc., Class A	1,132	17,546
Washington Real Estate Investment Trust	2,464	77,394
Winthrop Realty Trust	2,734	14,463
		8,057,570
Real Estate Management/Services — 0.4%
Grubb & Ellis Co.	125,424	803,968
HFF, Inc., Class A†	924	7,152
Tarragon Corp.†	676	1,014
		812,134
Real Estate Operations & Development — 0.0%
Avatar Holdings, Inc.†	312	13,048
Consolidated-Tomoka Land Co.	307	19,243
Hilltop Holdings, Inc.†	2,591	28,293
Meruelo Maddux Properties, Inc.†	2,502	10,008
Stratus Properties, Inc.†	281	9,537
Thomas Properties Group, Inc.	1,296	13,971
		94,100
Recreational Centers — 0.1%
Life Time Fitness, Inc.†	1,830	90,914
Town Sports International Holdings, Inc.†	894	8,547
		99,461
Recreational Vehicles — 0.1%
Arctic Cat, Inc.	671	8,012
Polaris Industries, Inc.	1,954	93,342
		101,354

Recycling — 0.0%
Metal Management, Inc.	1,401	63,788
Rental Auto/Equipment — 0.4%
Aaron Rents, Inc.	2,527	48,620
Dollar Thrifty Automotive Group, Inc.†	1,178	27,895
Electro Rent Corp.	954	14,167
H&E Equipment Services, Inc.†	969	18,295
McGrath Rentcorp	1,376	35,432
Rent-A-Center, Inc.†	3,845	55,829
RSC Holdings, Inc.†	48,139	604,144
		804,382
Research & Development — 0.1%
Albany Molecular Research, Inc.†	1,347	19,370
Arrowhead Research Corp.†	1,919	7,254
Exponent, Inc.†	805	21,767
Kendle International, Inc.†	694	33,950
Parexel International Corp.†	1,521	73,464
PharmaNet Development Group, Inc.†	1,022	40,073
Senomyx, Inc.†	1,635	12,246
		208,124
Resorts/Theme Parks — 0.1%
Bluegreen Corp.†	1,144	8,225
Great Wolf Resorts, Inc.†	1,705	16,726
Six Flags, Inc.†	3,904	7,925
Vail Resorts, Inc.†	1,717	92,392
		125,268
Retail-Apparel/Shoe — 1.1%
Aeropostale, Inc.†	4,239	112,334
Bebe Stores, Inc.	1,385	17,811
Brown Shoe Co., Inc.	2,405	36,484
Buckle, Inc.	21,606	712,998
Cache, Inc.†	683	6,379
Casual Male Retail Group, Inc.†	1,938	10,039
Cato Corp., Class A	36,668	574,221
Charlotte Russe Holding, Inc.†	1,399	22,594
Charming Shoppes, Inc.†	6,757	36,555
Christopher & Banks Corp.	1,999	22,889
Collective Brands, Inc.†	3,568	62,048
Dress Barn, Inc.†	2,575	32,213
DSW, Inc., Class A†	893	16,753
Eddie Bauer Holdings, Inc.†	1,669	10,598
Genesco, Inc.†	1,245	47,061
Hot Topic, Inc.†	2,393	13,927
J Crew Group, Inc.†	2,130	102,687
Jos. A. Bank Clothiers, Inc.†	980	27,881
Kenneth Cole Productions, Inc., Class A	556	9,724
Lululemon Athletica, Inc.†	688	32,591
Men’s Wearhouse, Inc.	2,964	79,969
New York & Co., Inc.†	1,208	7,707
Pacific Sunwear of California, Inc.†	3,837	54,140
Shoe Carnival, Inc.†	494	6,970
Stage Stores, Inc.	2,371	35,091
Stein Mart, Inc.	1,505	7,134
Syms Corp.	384	5,798
Talbots, Inc.	1,265	14,952
The Children’s Place Retail Stores, Inc.†	1,224	31,738
The Finish Line, Inc., Class A	2,394	5,793
Tween Brands, Inc.†	1,350	35,748
Under Armour, Inc., Class A†	1,355	59,173
Wet Seal, Inc., Class A†	4,594	10,704
		2,262,704
Retail-Appliances — 0.0%
Conn’s, Inc.†	664	11,361
Retail-Arts & Crafts — 0.0%
A.C. Moore Arts & Crafts, Inc.†	1,086	14,933
Retail-Auto Parts — 0.0%
CSK Auto Corp.†	2,402	12,034
PEP Boys-Manny Moe & Jack	2,160	24,797
		36,831
Retail-Automobile — 0.2%
Asbury Automotive Group, Inc.	1,397	21,025
Group 1 Automotive, Inc.	1,244	29,545
Lithia Motors, Inc., Class A	23,413	321,460
Rush Enterprises, Inc., Class A†	1,812	32,942
Sonic Automotive, Inc.	1,696	32,835
		437,807
Retail-Bedding — 0.0%
Select Comfort Corp.†	2,575	18,051

Retail-Bookstore — 0.0%
Books-A-Million, Inc.	832	9,918
Borders Group, Inc.	3,199	34,069
		43,987
Retail-Computer Equipment — 0.0%
Insight Enterprises, Inc.†	2,643	48,208
PC Connection, Inc.†	483	5,482
Systemax, Inc.	587	11,928
		65,618
Retail-Convenience Store — 0.5%
Casey’s General Stores, Inc.	35,818	1,060,571
The Pantry, Inc.†	1,263	33,002
		1,093,573
Retail-Discount — 0.4%
99 Cents Only Stores†	2,563	20,401
Citi Trends, Inc.†	45,458	701,872
Fred’s, Inc.	2,218	21,359
Tuesday Morning Corp.	1,642	8,325
		751,957
Retail-Drug Store — 0.0%
Longs Drug Stores Corp.	1,803	84,741

Retail-Fabric Store — 0.0%
Jo-Ann Stores, Inc.†	1,366	17,867

Retail-Hair Salons — 0.0%
Regis Corp.	2,421	67,691

Retail-Home Furnishings — 0.0%
Haverty Furniture Cos., Inc.	1,118	10,051
Pier 1 Imports, Inc.†	4,814	25,177
		35,228
Retail-Jewelry — 0.0%
Movado Group, Inc.	938	23,722

Zale Corp.†	2,677	42,993
		66,715
Retail-Leisure Products — 0.3%
MarineMax, Inc.†	900	13,950
West Marine, Inc.†	61,266	550,169
		564,119
Retail-Misc./Diversified — 0.0%
Pricesmart, Inc.	731	21,974
Retail-Office Supplies — 0.0%
School Specialty, Inc.†	1,160	40,078
Retail-Pawn Shops — 0.0%
Cash America International, Inc.	1,622	52,391
Ezcorp, Inc., Class A†	2,039	23,020
First Cash Financial Services, Inc.†	1,357	19,921
		95,332
Retail-Perfume & Cosmetics — 0.0%
Sally Beauty Holdings Inc.†	5,116	46,300
Retail-Petroleum Products — 0.8%
World Fuel Services Corp.	60,960	1,769,669
Retail-Regional Department Stores — 0.2%
Bon-Ton Stores, Inc.	566	5,371
Dillard’s, Inc., Class A	21,880	410,907
Retail Ventures, Inc.†	1,510	7,686
		423,964
Retail-Restaurants — 1.6%
AFC Enterprises, Inc.†	1,537	17,399
Benihana, Inc., Class A†	684	8,721
BJ’s Restaurants, Inc.†	948	15,414
Bob Evans Farms, Inc.	1,955	52,648
Buffalo Wild Wings, Inc.†	839	19,482
California Pizza Kitchen, Inc.†	1,585	24,678
Carrols Restaurant Group, Inc.†	551	5,279
CBRL Group, Inc.	1,347	43,629
CEC Entertainment, Inc.†	1,418	36,811
Chipotle Mexican Grill, Inc., Class B†	1,793	220,629
CKE Restaurants, Inc.	3,126	41,263
Denny’s Corp.†	5,049	18,934
Domino’s Pizza, Inc.	2,406	31,831
IHOP Corp.	953	34,861
Jack in the Box, Inc.†	3,424	88,237
Jamba, Inc.†	2,802	10,367
Krispy Kreme Doughnuts, Inc.†	3,539	11,183
Landry’s Restaurants, Inc.	678	13,357
Mccormick & Schmick’s Seafood Restaurants, Inc.†	51,501	614,407
Morton’s Restaurant Group, Inc.†	91,258	851,437
O’Charley’s, Inc.	57,173	856,452
Papa John’s International, Inc.†	1,175	26,673
PF Chang’s China Bistro, Inc.†	1,410	32,204
Red Robin Gourmet Burgers, Inc.†	917	29,335
Ruby Tuesday, Inc.	20,468	199,563
Ruth’s Chris Steak House, Inc.†	1,042	9,315
Sonic Corp.†	3,324	72,796
Texas Roadhouse, Inc., Class A†	2,858	31,609
The Steak n Shake Co.†	1,547	16,862
Triarc Cos., Inc., Class B	3,441	30,143
		3,465,519
Retail-Sporting Goods — 0.1%
Big 5 Sporting Goods Corp.	1,245	17,953
Cabela’s Inc., Class A†	2,127	32,054
Gander Mountain Co.†	249	1,228
Hibbett Sports, Inc.†	1,728	34,525
Zumiez, Inc.†	944	22,996
		108,756
Retail-Toy Stores — 0.0%
Build-A-Bear Workshop, Inc.†	855	11,927

Retail-Video Rentals — 0.0%
Blockbuster, Inc., Class A†	10,488	40,903

Retirement/Aged Care — 0.1%
Capital Senior Living Corp.†	1,309	12,998
Emeritus Corp.†	668	16,800
Sunrise Senior Living, Inc.†	2,445	75,013
		104,811
Rubber-Tires — 0.3%
Cooper Tire & Rubber Co.	38,761	642,657
Rubber/Plastic Products — 0.0%
Myers Industries, Inc.	1,524	22,052

Satellite Telecom — 0.1%
GeoEye, Inc.†	971	32,674
Globalstar, Inc.†	1,018	8,144
Hughes Communications, Inc.†	351	19,168
ICO Global Communications Holdings, Ltd.†	5,611	17,843
Loral Space & Communications, Inc.†	624	21,372
		99,201
Savings & Loans/Thrifts — 0.4%
Abington Bancorp, Inc.	563	5,292
Anchor BanCorp Wisconsin, Inc.	1,068	25,119
BankAtlantic Bancorp, Inc., Class A	2,319	9,508
BankUnited Financial Corp., Class A	1,738	11,992
Beneficial Mut Bancorp Inc†	1,990	19,343
Berkshire Hills Bancorp, Inc.	587	15,262
Brookline Bancorp, Inc.	3,442	34,971
Clifton Savings Bancorp, Inc.	623	6,105
Dime Community Bancshares	1,324	16,907
Downey Financial Corp.	1,154	35,901
First Financial Holdings, Inc.	641	17,576
First Niagara Financial Group, Inc.	5,546	66,774
First Place Financial Corp.	948	13,263
FirstFed Financial Corp.†	745	26,686
Flagstar Bancorp, Inc.	2,427	16,916
Flushing Financial Corp.	1,138	18,265
Franklin Bank Corp.†	1,400	6,034
Investors Bancorp, Inc.†	2,804	39,649
K-Fed Bancorp	297	2,997
Kearny Financial Corp.	1,172	13,959
KNBT Bancorp, Inc.	1,501	23,145
NASB Financial, Inc.	201	5,302
NewAlliance Bancshares, Inc.	6,207	71,505
Northwest Bancorp, Inc.	1,007	26,756
Oritani Financial Corp.†	682	8,389

PFF BanCorp., Inc.	1,259	15,158
Provident Financial Services, Inc.	3,378	48,711
Provident New York Bancorp, Inc.	2,308	29,819
Rockville Financial, Inc.	464	5,661
Roma Financial Corp.	572	8,975
Sterling Financial Corp.	2,804	47,079
TierOne Corp.	995	22,039
United Community Financial Corp.	1,514	8,357
ViewPoint Financial Group	654	10,811
Wauwatosa Holdings, Inc.†	554	7,102
Westfield Financial, Inc.	536	5,199
WSFS Financial Corp.	349	17,520
		764,047
Schools — 0.2%
Capella Education Co.†	585	38,294
Corinthian Colleges, Inc.†	4,736	72,935
DeVry, Inc.	3,278	170,325
Lincoln Educational Services Corp.†	228	3,356
Strayer Education, Inc.	795	135,611
Universal Technical Institute, Inc.†	1,302	22,134
		442,655
School-Day Care — 0.0%
Bright Horizons Family Solutions, Inc.†	1,430	49,392
Seismic Data Collection — 0.5%
Dawson Geophysical Co.†	414	29,584
ION Geophysical Corp.†	61,455	969,760
		999,344
Semiconductor Equipment — 2.7%
Asyst Technologies, Inc.†	2,702	8,808
ATMI, Inc.†	1,889	60,920
Axcelis Technologies, Inc.†	5,573	25,636
Brooks Automation, Inc.†	3,848	50,832
Cabot Microelectronics Corp.†	8,302	298,125
Cohu, Inc.	1,239	18,957
Credence Systems Corp.†	5,513	13,341
Entegris, Inc.†	119,382	1,030,267
FormFactor, Inc.†	2,615	86,556
Kulicke and Soffa Industries, Inc.†	119,542	820,058
LTX Corp.†	3,435	10,923
Mattson Technology, Inc.†	2,876	24,619
MKS Instruments, Inc.†	2,763	52,884
Photronics, Inc.†	2,292	28,581
Rudolph Technologies, Inc.†	1,572	17,795
Semitool, Inc.†	1,238	10,746
Tessera Technologies, Inc.†	2,623	109,117
Ultra Clean Holdings, Inc.†	1,036	12,639
Ultratech, Inc.†	1,265	14,345
Varian Semiconductor Equipment Associates, Inc.†	33,800	1,250,600
Veeco Instruments, Inc.†	46,501	776,567
Verigy, Ltd.†	36,080	980,294
		5,702,610
Semiconductors Components-Intergrated Circuits — 1.3%
Anadigics, Inc.†	3,219	37,244
Cirrus Logic, Inc.†	4,810	25,397
Emulex Corp.†	4,667	76,165
Exar Corp.†	60,756	484,225
Genesis Microchip, Inc.†	2,019	17,303
Hitte Microwave Corp.†	900	42,984
Integrated Device Technology, Inc.†	159,000	1,798,290
Micrel, Inc.	3,016	25,485
Pericom Semiconductor Corp.†	1,416	26,479
Standard Microsystems Corp.†	1,252	48,916
Techwell, Inc.†	822	9,050
TriQuint Semiconductor, Inc.†	7,550	50,057
		2,641,595
Software Tools — 0.0%
Borland Software Corp.†	3,934	11,841
Specified Purpose Acquisitions — 0.0%
Energy Infrastructure Acquisition Corp.†	1,241	12,584
Information Services Group Inc†	1,782	12,207
Marathon Acquisition Corp.†	2,066	16,073
NTR Acquisition Co†	1,361	12,930
Star Bulk Carriers Corp.†	1,037	13,325
		67,119
Steel Pipe & Tube — 0.1%
Mueller Water Products, Inc., Class A	6,261	59,605
Northwest Pipe Co.†	484	18,944
Valmont Industries, Inc.	1,017	90,635
		169,184
Steel-Producers — 0.1%
Claymont Steel, Inc.†	457	10,671
Olympic Steel, Inc.	484	15,348
Schnitzer Steel Industries, Inc., Class A	1,196	82,679
		108,698
Steel-Specialty — 0.0%
Universal Stainless & Alloy Products, Inc.†	366	13,019
Storage/Warehousing — 0.0%
Mobile Mini, Inc.†	1,961	36,357
Sugar — 0.0%
Imperial Sugar Co.	639	11,994
Superconductor Product & Systems — 0.0%
American Superconductor Corp.†	2,221	60,722
Telecom Equipment-Fiber Optics — 0.1%
Avanex Corp.†	10,594	10,594
Finisar Corp.†	14,688	21,298
Harmonic, Inc.†	4,336	45,441
MRV Communications, Inc.†	8,611	19,978
Oplink Communications, Inc.†	1,212	18,604
Sycamore Networks, Inc.†	10,148	38,968
		154,883
Telecom Services — 0.9%
Advanced Radio Telecom Corp.†(1)(2)	200	0
Cbeyond, Inc.†	1,129	44,020
Consolidated Communications Holdings, Inc.	47,365	942,564
Fairpoint Communications, Inc.	1,910	24,868
FiberTower Corp.†	5,615	12,802

Global Crossing Ltd†	1,947	42,931
Harris Stratex Networks, Inc.†	1,399	23,363
Hungarian Telephone & Cable†	214	3,786
Iowa Telecommunications Services, Inc.	1,719	27,951
Knology, Inc.†	1,438	18,378
MasTec, Inc.†	2,313	23,523
NeuStar Inc.†	11,800	338,424
NTELOS Holdings Corp.	1,520	45,129
Orbcomm, Inc.†	1,459	9,177
PAETEC Holding Corp.†	4,081	39,790
Premiere Global Services, Inc.†	3,372	50,074
RCN Corp.†	1,704	26,565
SAVVIS, Inc.†	1,502	41,921
Time Warner Telecom, Inc., Class A†	7,912	160,534
USA Mobility, Inc.†	1,259	18,004
Vonage Holdings Corp.†	3,271	7,523
		1,901,327
Telecommunication Equipment — 1.2%
ADTRAN, Inc.	3,220	68,844
Anaren, Inc.†	880	14,511
Arris Group, Inc.†	109,944	1,097,241
CommScope, Inc.†	268	13,188
Comtech Telecommunications Corp.†	1,266	68,377
CPI International, Inc.†	374	6,395
Ditech Networks, Inc.†	1,470	5,101
Network Equipment Technologies, Inc.†	1,425	11,999
North Pittsburgh Systems, Inc.†	810	18,379
OpNext, Inc.†	1,032	9,133
Optium Corp.†	667	5,256
Plantronics, Inc.	36,249	942,474
Preformed Line Products Co.	136	8,092
ShoreTel, Inc.†	493	6,887
Sonus Networks, Inc.†	14,611	85,182
Symmetricom, Inc.†	2,575	12,128
Tekelec†	3,351	41,888
UTStarcom, Inc.†	5,792	15,928
		2,431,003
Telephone-Integrated — 0.1%
Alaska Communications Systems Group, Inc.	2,324	34,860
Atlantic Tele-Network, Inc.	514	17,363
Cincinnati Bell, Inc.†	13,544	64,334
General Communication, Inc., Class A†	2,928	25,620
Golden Telecom, Inc.†	860	86,817
IDT Corp., Class B	2,746	23,204
Shenandoah Telecom Co.	1,273	30,526
SureWest Communications	806	13,783
		296,507
Television — 0.0%
Lin TV Corp., Class A†	1,472	17,914
Sinclair Broadcast Group, Inc., Class A	2,675	21,962
		39,876
Textile-Apparel — 0.0%
Cherokee, Inc.	410	13,231
Perry Ellis International, Inc.†	612	9,412
		22,643
Theaters — 0.2%
Carmike Cinemas, Inc.	57,399	416,717
Cinemark Holdings, Inc.	1,532	26,044
National CineMedia, Inc.	2,296	57,882
		500,643
Therapeutics — 0.5%
Alexza Pharmaceuticals, Inc.†	1,100	8,899
Allos Therapeutics, Inc.†	2,335	14,687
Alnylam Pharmaceuticals, Inc.†	1,912	55,601
Altus Pharmaceuticals, Inc.†	1,177	6,097
BioMarin Pharmaceuticals, Inc.†	5,237	185,390
CV Therapeutics, Inc.†	3,239	29,313
Cypress Bioscience, Inc.†	2,020	22,281
CytRx Corp.†	4,737	13,453
Dendreon Corp.†	4,518	28,102
Discovery Laboratories, Inc.†	4,686	10,075
Isis Pharmaceuticals, Inc.†	4,750	74,813
Mannkind Corp.†	2,846	22,654
Medarex, Inc.†	6,882	71,710
MGI Pharma, Inc.†	4,361	176,751
Nabi Biopharmaceuticals†	3,358	12,122
Neurocrine Biosciences, Inc.†	2,112	9,588
Neurogen Corp.†	1,774	6,120
Onyx Pharmaceuticals, Inc.†	2,990	166,304
Progenics Pharmaceuticals, Inc.†	1,393	25,172
The Medicines Co.†	2,824	54,108
Trubion Pharmaceuticals, Inc.†	452	4,520
United Therapeutics Corp.†	1,135	110,833
Vanda Pharmaceuticals, Inc.†	1,479	10,176
Vivus, Inc.†	3,185	16,498
		1,135,267
Tobacco — 0.1%
Alliance One International, Inc.†	5,281	21,494
Universal Corp.	1,475	75,549
Vector Group, Ltd.	1,711	34,323
		131,366
Tools-Hand Held — 0.3%
Snap-on, Inc.	13,040	629,050
Toys — 0.1%
JAKKS Pacific, Inc.†	1,535	36,241
Leapfrog Enterprises, Inc.†	1,876	12,626
Marvel Entertainment, Inc.†	2,709	72,357
		121,224
Transactional Software — 0.7%
ACI Worldwide, Inc†	2,030	38,651
Bottomline Technologies, Inc.†	1,185	16,590
Innerworkings, Inc.†	1,272	21,955
Solera Holdings, Inc.†	1,446	35,832
Synchronoss Technologies, Inc.†	1,009	35,759
VeriFone Holdings, Inc.†	54,800	1,274,100
		1,422,887
Transport-Air Freight — 0.0%
ABX Air, Inc.†	3,256	13,610

Atlas Air Worldwide Holdings, Inc.†	735	39,852
		53,462
Transport-Equipment & Leasng — 0.0%
AMERCO†	544	35,730
Greenbrier Cos., Inc.	884	19,678
TAL International Group, Inc.	896	20,402
		75,810
Transport-Marine — 0.7%
American Commercial Lines, Inc.†	2,739	44,481
Arlington Tankers, Ltd.	717	15,867
Double Hull Tankers, Inc.	1,154	14,125
Eagle Bulk Shipping, Inc.	2,554	67,809
Genco Shipping & Trading, Ltd.	1,099	60,181
General Maritime Corp.	1,569	38,362
Golar LNG, Ltd.	1,916	42,382
Gulfmark Offshore, Inc.†	1,249	58,441
Horizon Lines, Inc., Class A	1,837	34,242
Kirby Corp.†	22,380	1,040,222
Knightsbridge Tankers, Ltd.	944	22,798
Nordic American Tanker Shipping	1,638	53,759
Ship Finance International, Ltd. (New York)	1,721	47,689
TBS Intrenational, Ltd., Class A†	270	8,926
Ultrapetrol Bahamas, Ltd.†	836	14,220
		1,563,504
Transport-Rail — 0.0%
Genesee & Wyoming, Inc., Class A†	1,706	41,234
Transport-Services — 0.7%
Bristow Group, Inc.†	1,104	62,541
Dynamex, Inc.†	580	15,695
Hub Group, Inc., Class A†	2,118	56,296
Pacer International, Inc.	25,073	366,066
PHI, Inc.†	740	22,955
Universal Truckload Services, Inc.†	310	5,940
UTI Worldwide, Inc.	52,600	1,030,960
		1,560,453
Transport-Truck — 0.1%
Arkansas Best Corp.	1,236	27,118
Celadon Group, Inc.†	1,251	11,459
Forward Air Corp.	1,646	51,306
Heartland Express, Inc.	3,163	44,851
Knight Transportation, Inc.	3,125	46,281
Marten Transport, Ltd.†	842	11,746
Old Dominion Freight Lines, Inc.†	1,626	37,577
Patriot Transportation Holding, Inc.†	92	8,485
Saia, Inc.†	738	9,816
Werner Enterprises, Inc.	2,539	43,239
		291,878
Travel Services — 0.0%
Ambassadors Group, Inc.	854	15,637
Ambassadors International, Inc.	494	7,202
		22,839
Ultra Sound Imaging Systems — 0.0%
SonoSite, Inc.†	913	30,741
Veterinary Diagnostics — 0.3%
Animal Health International, Inc.†	48,816	600,437
Veterinary Products — 0.0%
PetMed Express, Inc.†	1,165	14,097
Vitamins & Nutrition Products — 0.0%
Mannatech, Inc.	880	5,561
Synutra International, Inc.†	225	6,795
Tiens Biotech Group USA, Inc.†	170	398
USANA Health Sciences, Inc.†	461	17,094
		29,848
Water — 0.1%
American States Water Co.	939	35,381
California Water Service Group	1,069	39,574
Consolidated Water Co., Inc.	773	19,472
PICO Holdings, Inc.†	831	27,938
SJW Corp.	831	28,811
Southwest Water Co.	1,311	16,414
		167,590
Web Hosting/Design — 0.1%
Equinix, Inc.†	1,966	198,704
NIC, Inc.	2,143	18,087
Terremark Worldwide, Inc.†	2,761	17,946
		234,737
Web Portals/ISP — 0.1%
EarthLink, Inc.†	6,728	47,567
Sohu.com, Inc.†	1,502	81,889
Trizetto Group, Inc.†	2,477	43,026
United Online, Inc.	3,648	43,119
		215,601
Wire & Cable Products — 0.1%
Belden, Inc.	2,463	109,604
Coleman Cable, Inc.†	478	4,517
Encore Wire Corp.	1,270	20,218
Insteel Industries, Inc.	999	11,718
Superior Essex, Inc.†	1,121	26,904
		172,961
Wireless Equipment — 0.6%
Airvana Inc†	457	2,482
Aruba Networks, Inc.†	464	6,918
Audiovox Corp., Class A†	881	10,924
EMS Technologies, Inc.†	827	25,008
InterDigital, Inc.†	2,563	59,795
Nextwave Wireless, Inc.†	1,686	9,071
Novatel Wireless, Inc.†	1,763	28,561
Powerwave Technologies, Inc.†	7,115	28,673
Radyne Corp.†	105,300	968,760
RF Micro Devices, Inc.†	14,428	82,384
ViaSat, Inc.†	1,329	45,757
		1,268,333
Wound, Burn & Skin Care — 0.0%
Obagi Medical Products, Inc.†	296	5,414
X-Ray Equipment — 0.2%
Hologic, Inc.†	6,684	458,790
Total Common Stock (cost $191,173,576)		188,241,055

PREFERRED STOCK — 0.0%
Home Furnishings — 0.0%
O’Sullivan Industries Holdings, Inc. 12% due 11/30/11(1)(6)	183	0

EXCHANGE TRADED FUNDS — 2.1%
Index Fund-Small Cap — 2.1%
iShares Nasdaq Biotechnology Index Fund	9,430	765,527
iShares Russell 2000 Index Fund	47,600	3,613,792
		4,379,319
Registered Investment Companies — 0.0%
Kayne Anderson Energy Development Fund	550	12,601
Total Exchanged Traded Funds (cost $4,441,737)		4,391,920
CORPORATE BONDS & NOTES — 0.0%
Metal Processors & Fabrication — 0.0%
Mueller Industries, Inc. Sub. Notes 6.00% due 11/01/14 (cost $9,000)	9,000	8,122
Total Long-Term Investment Securities (cost $195,624,313)		192,641,097
SHORT-TERM INVESTMENT SECURITIES — 0.1%
U.S. Government Treasuries — 0.1%
United States Treasury Bills 2.68% due 03/13/08 (cost $293,399) (4)	295,000	293,211
REPURCHASE AGREEMENTS — 9.6%
Agreement with State Street Bank & Trust Co., bearing interest at 2.00%, dated 12/31/07, to be repurchased 01/02/08 in the amount of $5,421,602 and collateralized by $5,215,000 of United States Treasury Notes, bearing interest at 4.63%, due 08/31/11 and having an approximate value of $5,534,419	5,421,000	5,421,000
Agreement with State Street Bank & Trust Co., bearing interest at 2.65%, dated 12/31/07, to be repurchased 01/02/08 in the amount of $1,669,245 and collateralized by $1,450,000 of United States Treasury Bonds, bearing interest at 6.00%, due 02/15/26 and having an approximate value of $1,707,375	1,669,000	1,669,000
State Street Bank & Trust Co. Joint Repurchase Agreement(3)	96,000	96,000
UBS Securities, LLC Joint Repurchase Agreement(3)	13,054,000	13,054,000
Total Repurchase Agreements (cost $20,240,000)		20,240,000
TOTAL INVESTMENTS (cost $216,157,712) (5)	100.7%	213,174,308
Liabilities in excess of other assets	(0.7)	(1,538,558)
NET ASSETS	100.0%	$211,635,750

†	Non-income producing security
(1)	Illiquid security
(2)	Fair valued security; see Note 1
(3)	See Note 2 for details of Joint Repurchase Agreements.
(4)	The security or a portion thereof was pledged as collateral to cover margin requirements for open future contracts.
(5)	See Note 4 for cost of investments on a tax basis.
(6)

To the extent permitted by the Statement of Additional Information, the Small Cap Portfolio may invest in restricted securities. The Portfolio has no right to demand registration of these securities.  The securities are valued pursuant to Note 2. Restricted securities held by a Portfolio may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in the securities of widely held, publicly traded companies.  Lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security.  In addition, these securities may exhibit greater price volatility than securities for which secondary markets exist.  As of December 31. 2007, the Small Cap Portfolio held the following restricted securities:

	Acquisition		Acquisition	Market	Market Value Per	% of Net
Name	Date	Shares	Cost	Value	Share	Assets

iPCS, Inc.	6/30/2006	500	$24,253
	9/14/2006	63	3,268
	9/21/2006	30	1,575
	9/28/2006	16	850
	10/10/2006	24	1,304
	10/16/2006	38	2,079
	10/30/2006	35	1,889
	12/15/2006	64	3,332
	2/15/2007	13	691
	4/25/2007	24	1,177
	6/7/2007	21	693
	7/12/2007	29	968
	8/16/2007	27	850
	9/19/2007	43	1,453
		927	44,382	$33,363	$35.99	0.0%
O’Sullivan Industries Holdings, Inc. 12% due 11/30/11	06/30/1999	183	275	—	—	0.0%
		1,110	$44,657	$33,363		0.0%

Open Futures Contracts
Number of Contracts	Description	Expiration Date	Value at Trade Date	Value as of December 31, 2007	Unrealized Appreciation (Depreciation)
5 Long	Russell 2000 Index	March 2008	$1,916,221	$1,930,500	$14,279

See Notes to Portfolio of Investments

SEASONS SERIES TRUST

INTERNATIONAL EQUITY PORTFOLIO

Portfolio of Investments — December 31, 2007

(unaudited)

Security Description	Shares/Principal Amount	Value (Note 1)(6)
COMMON STOCK — 96.5%
Australia — 3.9%
ABC Learning Centers, Ltd.	3,858	$17,474
AGL Energy, Ltd.	4,470	52,193
Alumina, Ltd.	252,403	1,398,289
Amcor, Ltd.	9,105	55,084
AMP, Ltd.	19,333	168,235
Ansell, Ltd.	733	7,734
Aristocrat Leisure, Ltd.	3,590	35,316
Asciano Group	5,755	35,227
ASX, Ltd.	1,762	93,166
Australia and New Zealand Banking Group, Ltd.	19,219	460,854
AXA Asia Pacific Holdings, Ltd.	8,844	57,007
Babcock & Brown, Ltd.	2,389	56,349
Bendigo Bank, Ltd.	2,641	34,127
BHP Billiton, Ltd.	124,613	4,369,952
Billabong International, Ltd.	1,711	22,233
BlueScope Steel, Ltd.	7,570	63,755
Boart Longyear Group†	607,120	1,245,436
Boral, Ltd.	6,180	33,092
Brambles, Ltd.	14,607	147,212
Caltex Australia, Ltd.	1,392	23,534
Centro Properties Group	8,715	7,663
Centro Retail Group	11,779	9,778
CFS Retail Property Trust	15,033	30,798
Challenger Financial Services Group, Ltd.	3,712	16,144
Coca-Cola Amatil, Ltd.	5,440	45,093
Cochlear, Ltd.	573	37,618
Commonwealth Bank of Australia	13,411	692,699
Commonwealth Property Office Fund	7,504	10,200
Computershare, Ltd.	5,180	44,882
Consolidated Media Holdings, Ltd.	4,615	17,006
Crown, Ltd.†	4,615	54,502
CSL, Ltd.	5,667	180,103
CSR, Ltd.	9,541	25,895
DB RREEF Trust	29,850	52,219
Downer EDI, Ltd.	1,573	7,400
Fairfax Media, Ltd.	12,207	50,009
Fortescue Metals Group, Ltd.	12,980	84,442
Foster’s Group, Ltd.	20,323	116,628
Futuris Corp., Ltd.	3,020	5,676
Goodman Fielder, Ltd.	10,930	18,134
GPT Group	21,177	74,763
Harvey Norman Holdings, Ltd.	5,458	32,456
Iluka Resources, Ltd.	1,225	4,931
ING Industrial Fund	5,138	11,418
Insurance Australia Group, Ltd.	18,507	66,670
Leighton Holdings, Ltd.	1,433	76,396
Lend Lease Corp., Ltd.	3,723	56,370
Lion Nathan, Ltd.	3,029	25,489
Macquarie Airports Management, Ltd.	7,090	25,120
Macquarie Communications Infrastructure Group	2,248	10,679
Macquarie Goodman Group	14,936	64,277
Macquarie Group, Ltd.	28,023	1,857,354
Macquarie Infrastructure Group	27,377	72,540
Macquarie Office Trust	20,863	25,691
Mirvac Group	10,537	55,399
National Australia Bank, Ltd.	16,715	551,423
Newcrest Mining, Ltd.	4,667	134,507
OneSteel, Ltd.	7,644	41,103
Orica, Ltd.	3,209	89,112
Origin Energy, Ltd.	8,995	69,692
Oxiana, Ltd.	14,278	43,155
Pacific Brands, Ltd.	2,590	7,377
Paladin Resources, Ltd.†	5,591	32,860
PaperlinX, Ltd.	2,312	5,376
Perpetual, Ltd.	383	22,304
Qantas Airways, Ltd.	10,032	47,727
QBE Insurance Group, Ltd.	8,897	259,250
Rio Tinto, Ltd.	2,946	343,946
Santos, Ltd.	5,949	73,834
Sonic Healthcare, Ltd.	86,808	1,269,644
St George Bank, Ltd.	2,746	75,704
Stockland	14,958	110,104
Suncorp-Metway, Ltd.	9,538	141,205
Symbion Health, Ltd.	3,336	11,652
TABCORP Holdings, Ltd.	5,414	70,090
Tattersall’s, Ltd.	11,091	38,755
Telstra Corp., Ltd.	29,578	121,380
Telstra Corp., Ltd. INS RECP	15,333	42,479
Toll Holdings, Ltd.	5,632	56,406
Transurban Group	11,112	66,493
Wesfarmers, Ltd.†	5,588	197,999
Wesfarmers, Ltd.	3,195	114,179
Westfield Group	18,025	330,270
Westpac Banking Corp.	19,233	468,646
Woodside Petroleum, Ltd.	4,916	216,206
Woolworths, Ltd.	12,462	369,906
WorleyParsons, Ltd.	1,532	69,527
Zinifex, Ltd.	5,021	54,140
		17,889,162
Austria — 0.2%
Andritz AG	402	24,099
bwin Interactive Entertainment AG†	134	5,139
Erste Bank der Oesterreichischen Sparkassen AG	1,957	139,094
Flughafen Wien AG	54	6,238
Immoeast AG†	4,350	46,458
Immofinanz AG	4,733	47,694
Mayr-Melnhof Karton AG	43	4,649
Meinl European Land, Ltd.†	3,093	42,729
Oesterreichische Elektrizitaetswirtschafts AG	795	55,367
OMV AG	1,701	136,872
Raiffeisen International Bank Holding AG	369	55,595
RHI AG†	135	5,501
Telekom Austria AG	3,558	98,602
Voestalpine AG	1,187	84,983
Wiener Staedtische Versicherung AG	325	26,160
Wienerberger AG	822	45,407
		824,587
Belgium — 1.6%
AGFA Gevaert NV	664	10,157
Barco NV	58	4,407
Bekaert NV	61	8,215
Belgacom SA	1,743	85,497
Cofinimmo	43	8,074
Colruyt SA	172	40,280
Compagnie Maritime Belge SA	73	6,271

Compagnie Nationale a Portefeuille	205	14,663
Delhaize Group	25,102	2,194,912
Dexia SA	5,462	137,278
Euronav NV	122	4,292
Fortis	21,307	553,710
Group Bruxelles Lambert SA	832	106,260
InBev NV	22,829	1,883,349
KBC Ancora	162	18,470
KBC Groep NV	13,932	1,945,824
Mobistar SA	327	29,635
Omega Pharma SA	95	6,590
S.A D’Ieteren NV	15	5,376
Solvay SA	656	91,356
Total SA VVRP†	288	4
UCB SA	1,135	51,189
Umicore	255	62,889
		7,268,698
Bermuda — 1.1%
C C Land Holdings, Ltd.	10,000	14,422
Cheung Kong Infrastructure Holdings, Ltd.	4,000	14,889
Chinese Estates Holdings	5,000	9,026
Esprit Holdings, Ltd.	147,100	2,178,689
Frontline, Ltd.	303	14,439
Giordano International, Ltd.	6,000	2,861
Investco, Ltd.	61,716	1,936,648
Kerry Properties, Ltd.	6,500	52,128
Li & Fung, Ltd.	21,200	84,582
Noble Group, Ltd.	11,000	18,338
NWS Holdings, Ltd.	4,000	12,746
Orient Overseas International, Ltd.	2,600	19,155
Pacific Basin Shipping, Ltd.	12,000	19,138
Rexcapital Financial Holdings, Ltd.†	2,400,000	426,980
SeaDrill, Ltd.†	2,611	62,865
Shangri-La Asia, Ltd.	10,000	31,375
Yue Yuen Industrial Holdings, Ltd.	6,000	21,464
		4,919,745
Brazil — 0.8%
Bovespa Holding SA	73,694	1,420,059
Energias Do Brasil	50,738	817,620
Rossi Residencial SA	16,100	407,226
Souza Cruz SA	33,500	898,079
		3,542,984
Canada — 1.5%
Addax Petroleum Corp.	73,160	3,183,770
Equinox Minerals, Ltd.†	342,500	1,894,777
OPTI Canada, Inc.†	39,053	656,852
Teck Cominco, Ltd.	31,849	1,143,330
		6,878,729
Cayman Islands — 0.1%
ASM Pacific Technology, Ltd.	2,000	14,611
Belle International Holdings, Ltd.	21,000	31,488
Foxconn International Holdings, Ltd.†	21,000	46,911
Hutchison Telecommunications International, Ltd.	15,000	22,557
Kingboard Chemical Holdings, Ltd.	6,000	35,064
Lee & Man Paper Manufactoring, Ltd.	4,000	17,485
Lifestyle International Holdings, Ltd.	7,000	18,853
Parkson Retail Group, Ltd.	1,000	11,935
Shui On Land, Ltd.	19,000	22,048
Tencent Holdings, Ltd.	9,000	68,110
Tingyi Cayman Islands Holding Corp.	16,000	25,308
		314,370
China — 0.4%
Guangzhou R&F Properties Co., Ltd.	236,400	832,159
Yanzhou Coal Mining Co., Ltd.	643,000	1,248,913
		2,081,072

Cyprus — 0.7%
Bank of Cyprus Public Co., Ltd.	87,060	1,597,711
ProSafe ASA	93,429	1,610,793
		3,208,504
Czech Republic — 0.1%
CEZ AS	7,130	535,006

Denmark — 0.6%
AP Moller - Maersk A/S, Series A	3	31,587
AP Moller - Maersk A/S, Series B	11	116,574
Bang & Olufsen A/S, Class B	52	4,843
Carlsberg A/S	361	43,429
Coloplast A/S	293	25,150
D/S Torm A/S	194	6,756
Danisco A/S	499	35,259
Danske Bank A/S	4,663	180,766
DSV A/S	2,055	44,668
East Asiatic Co., Ltd. A/S	61	4,721
FLSmidth & Co. A/S	513	51,987
GN Store Nord A/S†	954	7,451
H. Lundbeck A/S	311	8,352
Jyske Bank A/S†	590	46,153
NKT Holding A/S	104	9,291
Novo-Nordisk A/S	30,165	1,969,083
Novozymes A/S	488	55,078
Rockwool International A/S	80	18,441
Sydbank A/S	609	25,877
Topdanmark A/S†	157	22,388
TrygVesta A/S	320	24,155
Vestas Wind Systems A/S†	1,894	202,471
William Demant Holding A/S†	274	25,129
		2,959,609
Egypt — 0.6%
Orascom Telecom Holding SAE GDR	30,995	2,566,897

Finland — 0.6%
Amer Sports Oyj	372	9,981
Cargotec Corp., Class B	395	18,160
Elisa Oyj	1,542	47,050
Fortum Oyj	4,596	205,742
KCI Konecranes Oyj	314	10,676
Kesko Oyj, Class B	681	37,368
Kone Oyj, Class B	788	54,761
Metso Corp.	1,316	71,023
Neste Oil Oyj	1,323	46,394

Nokia Oyj	40,552	1,561,432
Nokian Renkaat Oyj	1,080	37,622
OKO Bank, Class A	988	18,749
Orion Oyj	907	21,150
Outokumpu Oyj	1,216	37,070
Rautaruukki Oyj	868	36,942
Sampo Oyj, Class A	4,466	116,802
Sanoma-WSOY Oyj	853	24,320
Stora Enso Oyj, Class R	5,993	88,940
TietoEnator Oyj	382	8,514
UPM-Kymmene Oyj	5,454	109,274
Uponor Oyj	283	7,070
Wartsila Corp., Class B	671	50,743
YIT Oyj	1,309	28,288
		2,648,071
France — 9.6%
Accor SA	2,089	165,690
Aeroports de Paris	357	36,315
Air France-KLM	1,301	45,365
Air Liquide	2,495	369,678
Alcatel SA	23,817	173,150
Alstom	1,072	227,806
Atos Origin SA†	711	36,459
AXA SA	49,040	1,952,593
BNP Paribas SA	35,594	3,826,176
Bouygues SA	2,309	191,445
Business Objects SA†	990	60,367
Cap Gemini SA	1,414	87,869
Carrefour SA	42,832	3,320,673
Casino Guichard-Perrachon SA	19,222	2,091,723
Christian Dior SA	282	36,884
Cie Generale de Geophysique-Veritas†	268	75,378
CNP Assurances	460	59,644
Compagnie de St. Gobain	2,892	274,102
Compagnie Generale des Etablissements Michelin, Class B	1,483	170,017
Credit Agricole SA	6,794	227,910
Dassault Systemes SA	594	34,984
Eiffage SA	193	18,885
Electricite de France	1,034	122,534
Essilor International SA	2,034	129,447
Eurazeo	127	16,208
France Telecom SA	18,816	675,247
Gaz de France SA	2,030	118,207
Gecina SA	129	20,224
Groupe Danone	4,495	401,593
Hermes International	716	91,165
ICADE	169	25,195
Imerys SA	327	26,777
Ipsen SA	26,303	1,582,300
JC Decaux SA	686	26,878
Klepierre	715	36,303
L’Oreal SA	2,582	368,581
Lafarge SA	9,626	1,742,473
Lagardere SCA	1,315	98,053
Legrand SA	487	16,542
LVMH Moet Henessy Louis Vuitton SA	2,526	303,601
M6-Metropole Television	681	17,842
Natixis	1,889	36,887
Neopost SA	332	34,091
Neuf Cegetel	323	16,266
PagesJaunes Groupe SA	1,303	26,030
Pernod Ricard SA	904	208,205
Peugeot SA	1,572	118,183
PPR	794	126,944
Publicis Groupe	1,451	56,428
Renault SA	14,372	2,016,583
Safran SA	1,721	35,049
Sanofi-Aventis	42,634	3,896,768
Schneider Electric SA	20,118	2,690,016
SCOR SE	1,790	45,476
Societe BIC SA	280	19,999
Societe Des Autoroutes Paris-Rhin-Rhone	234	22,881
Societe Generale	3,846	549,651
Societe Television Francaise 1	17,941	477,849
Sodexho Alliance SA	984	60,324
Suez SA (Brussels)†	833	12
Suez SA(Paris)	46,516	3,153,095
Technip SA	13,703	1,083,775
Thales SA	915	54,177
Thomson	2,519	35,600
Total SA	22,207	1,842,950
UBISOFT Entertainment†	10,792	1,087,745
Unibail-Rodamco	673	146,494
Valeo SA	725	29,689
Vallourec SA	3,536	951,907
Veolia Environnement	32,095	2,914,831
Vinci SA	4,229	310,652
Vivendi Universal SA	64,936	2,958,961
Wendel	169	24,322
Zodiac SA	399	25,375
		44,359,498
Germany — 10.5%
Adidas AG	2,099	156,285
Allianz SE	14,988	3,205,794
Altana AG	361	8,729
Arcandor AG†	673	15,944
BASF AG	5,057	747,369
Bayer AG	7,487	682,624
Bayerische Motoren Werke AG	28,985	1,789,855
Beiersdorf AG	910	70,228
Bilfinger Berger AG	18,320	1,390,085
Celesio AG	877	54,087
Commerzbank AG	6,437	243,643
Continental AG	1,583	205,281
DaimlerChrysler AG	9,798	949,057
Deutsche Bank AG	5,231	676,633
Deutsche Boerse AG	2,062	406,999
Deutsche Lufthansa AG	2,389	63,264
Deutsche Post AG	7,674	262,283
Deutsche Post AG (London)†	395	13,536
Deutsche Postbank AG	845	74,706
Deutsche Telekom AG	272,737	5,965,130

Douglas Holding AG	161	9,244
E.ON AG	19,021	4,038,650
Fraport AG	166	13,032
Fresenius Medical Care AG	62,574	3,347,114
GEA Group AG†	1,649	56,954
Heidelbergcement AG	124	19,126
Heidelberger Druckmaschinen AG	575	19,164
Henkel KGaA	52,826	2,696,398
Hochtief AG	438	58,287
Hypo Real Estate Holding AG	2,073	107,845
Infineon Technologies AG†	7,727	90,350
IVG Immobilien AG	968	32,762
K+S AG	382	90,096
Linde AG	19,853	2,614,755
MAN AG	1,162	191,205
Merck KGaA	27,405	3,520,425
Metro AG	1,691	141,135
MLP AG	281	4,382
Muenchener Rueckversicherungs-Gesellschaft AG	2,134	412,526
Premiere AG†	493	9,260
Puma AG Rudolf Dassler Sport	66	26,230
Q-Cells AG†	490	68,748
Rheinmetall AG	17,382	1,362,936
RWE AG	4,587	642,773
Salzgitter AG	423	62,277
SAP AG	51,258	2,648,335
Siemens AG	46,180	7,249,766
Solarworld AG	864	51,857
Suedzucker AG	341	8,026
Symrise AG†	40,418	1,127,269
ThyssenKrupp AG	3,758	209,741
TUI AG†	2,226	61,821
Volkswagen AG	1,630	370,818
Wacker Chemie AG	81	23,232
Wincor Nixdorf AG	162	15,267
		48,383,338
Gibraltar — 0.0%
PartyGaming PLC†	6,160	3,529
Greece — 1.6%
Alpha Bank A.E.	3,998	145,969
Athens Stock Exchange SA	308	10,792
Coca-Cola Hellenic Bottling Co. SA	1,704	73,513
Cosmote Mobile Telecommunications SA	1	38
EFG Eurobank Ergasias	3,225	113,849
Folli-Follie SA	17,062	634,704
Hellenic Petroleum SA	1,104	18,147
Hellenic Technodomiki Tev SA	615	8,788
Hellenic Telecommunications Organization SA	38,330	1,408,682
Motor Oil Hellas Corinth Refineries SA	229	5,282
National Bank of Greece SA	67,305	4,636,454
OPAP SA	2,303	91,947
Piraeus Bank SA	3,309	128,897
Public Power Corp. SA	1,077	56,520
Titan Cement Co. SA	635	28,864
Viohalco Hellenic Copper and Aluminum Industry SA	926	13,427
		7,375,873
Hong Kong — 3.0%
Bank of East Asia, Ltd.	14,400	97,403
BOC Hong Kong Holdings, Ltd.	752,500	2,079,600
Cathay Pacific Airways, Ltd.	14,000	36,379
Cheung Kong Holdings, Ltd.	16,000	291,745
China Mobile, Ltd.	137,500	2,382,794
China Unicom, Ltd.	419,020	944,209
CITIC International Financia Holdings, Ltd.	7,000	4,342
CLP Holdings, Ltd.	13,900	94,508
Fosun International†	16,500	15,286
Galaxy Entertainment Group, Ltd.†	1,423,000	1,329,990
Hang Lung Group, Ltd.	5,000	27,096
Hang Lung Properties, Ltd.	22,000	100,880
Hang Seng Bank, Ltd.	7,900	161,433
Henderson Investment, Ltd.	6,000	1,311
Henderson Land Development Co., Ltd.	10,254	95,179
Hong Kong & China Gas Co., Ltd.	37,731	115,014
Hong Kong Aircraft Engineering Co., Ltd.	800	21,581
Hong Kong Exchanges & Clearing, Ltd.	11,000	308,803
HongKong Electric Holdings, Ltd.	14,500	83,379
Hopewell Holdings, Ltd.	6,000	27,586
Hutchison Whampoa, Ltd.	22,300	250,947
Hysan Development Co., Ltd.	6,000	17,039
Melco International Development	7,000	10,437
MTR Corp., Ltd.	14,500	52,845
New World Development Co., Ltd.	24,126	84,989
PCCW, Ltd.	40,923	24,208
Shun Tak Holdings, Ltd.	10,000	15,631
Sino Land Co., Ltd.	14,000	48,930
Sun Hung Kai Properties, Ltd.	124,323	2,612,272
Swire Pacific, Ltd., Class A	154,500	2,117,305
Television Broadcasts, Ltd.	2,000	11,839
The Link REIT	22,000	47,678
Wharf Holdings, Ltd.	12,000	61,936
Wheelock & Co., Ltd.	4,000	12,295
Wing Hang Bank, Ltd.	1,500	22,333
		13,609,202
India — 0.7%
Indiabulls Financial Services, Ltd.GDR*	58,989	1,465,930
Tata Consultancy Services, Ltd.	57,398	1,537,106
		3,003,036
Indonesia — 0.4%
PT Indosat Tbk	2,028,000	1,868,278
Ireland — 0.2%
Allied Irish Banks PLC	9,080	208,651
Anglo Irish Bank Corp. PLC (Dublin)	4,000	63,403
Bank of Ireland (Dublin)	10,217	151,469

C&C Group PLC	1	6
CRH PLC (Dublin)	5,693	197,665
DCC PLC	415	11,652
Elan Corp. PLC†	4,838	104,583
Grafton Group PLC†	1	8
Greencore Group PLC	821	5,376
Iaws Group PLC	654	14,477
Independent News & Media PLC	1	3
Irish Life & Permanent PLC	2,845	48,958
Kerry Group PLC	1,349	42,638
Kingspan Group PLC (Ireland)	1,328	20,014
Paddy Power PLC (Dublin)	241	7,928
Ryanair Holdings PLC ADR†	780	30,763
Smurfit Kappa Group PLC†	1,235	20,109
		927,703
Isle of Man — 0.0%
Genting International PLC†	24,000	11,334
Italy — 4.2%
AEM SpA	4,641	21,109
Alleanza Assicurazioni SpA	4,416	56,749
Arnoldo Mondadori Editore SpA	601	4,890
Assicurazione Generali SpA	10,877	487,600
Atlantia SpA	2,657	100,477
Autogrill SpA	1,050	17,756
Banca Carige SpA	2,504	12,754
Banca Intesa SpA (Milan)	9,730	70,120
Banca Monte dei Paschi di Siena SpA	11,389	60,190
Banca Popolare di Milano Scarl	84,280	1,139,257
Banco Popolare Scarl†	6,896	151,581
Bulgari SpA	1,563	21,747
Enel SpA	44,630	526,771
Eni SpA	94,247	3,434,042
Fiat SpA	7,321	188,162
Finmeccanica SpA	63,229	2,004,128
Fondiaria-Sai SpA	711	29,360
Geox SpA	54,834	1,092,730
IFIL Investments SpA†	1,875	17,331
Intesa Sanpaolo SpA	79,424	622,921
Italcementi SpA (Chi-X)	731	15,519
Italcementi SpA (Milan)	544	8,449
Lottomatica SpA	703	25,495
Luxottica Group SpA	1,430	45,246
Mediaset SpA	7,918	79,612
Mediobanca SpA	83,824	1,719,923
Mediolanum SpA	2,631	20,833
Parmalat SpA	16,182	62,558
Pirelli & C. SpA†	29,680	32,540
Prysmian SpA†	1,392	34,085
Safilo Group SpA	135,148	449,035
Saipem SpA	1,366	54,350
Seat Pagine Gialle SpA	42,321	16,638
Snam Rete Gas SpA	9,078	57,644
Telecom Italia SpA (Chi-X)	872,406	2,701,215
Telecom Italia SpA (Milan)	62,143	146,076
Terna Rete Elettrica Nazionale SpA	12,377	49,647
UniCredito Italiano SpA	452,893	3,769,179
Unione di Banche Italiane Scpa	6,261	172,344
Unipol Gruppo Finanziario SpA	3,013	10,342
		19,530,405
Japan — 15.2%
Access Co., Ltd.†	2	9,064
ACOM Co., Ltd.	660	13,409
Aderans Co., Ltd.	100	1,574
Advantest Corp.	1,600	45,074
Aeon Co., Ltd.	6,600	96,339
Aeon Credit Service Co., Ltd.	900	13,305
Aeon Mall Co., Ltd.	700	18,374
AIFUL Corp.	800	14,083
Aioi Insurance Co., Ltd.	4,000	18,821
Aisin Seiki Co., Ltd.	2,000	83,157
Ajinomoto Co., Inc.	7,000	79,236
Alfresa Holdings Corp.	300	18,132
All Nippon Airways Co., Ltd.	7,000	25,802
Alps Electric Co., Ltd.	1,800	23,282
Amada Co., Ltd.	4,000	35,251
Aoyama Trading Co., Ltd.	500	13,002
Aozora Bank, Ltd.	4,000	11,828
Asahi Breweries, Ltd.	4,200	71,169
Asahi Glass Co., Ltd.	147,000	1,949,359
Asahi Kasei Corp.	13,000	86,655
Asatsu-DK, Inc.	100	2,783
Asics Corp.	2,000	28,708
Astellas Pharma, Inc.	5,000	218,136
Autobacs Seven Co., Ltd.	100	2,029
Bank of Kyoto, Ltd.	3,000	35,447
Benesse Corp.	800	34,007
Bridgestone Corp.	6,200	109,197
Brother Industries, Ltd.	1,400	18,147
Canon Marketing Japan, Inc.	800	14,817
Canon, Inc.	11,000	502,593
Capcom Co., Ltd.	30,800	788,552
Casio Computer Co., Ltd.	2,500	29,096
Central Japan Railway Co.	16	136,107
Chiyoda Corp.	2,000	22,860
Chubu Electric Power Co., Inc.	6,800	177,555
Chugai Pharmaceutical Co., Ltd.	2,900	41,428
Chugoku Electric Power Co.	1,500	29,159
Chuo Mitsui Trust Holdings, Inc.	8,000	62,005
Circle K Sunkus Co., Ltd.	200	2,966
Citizen Watch Co., Ltd.	3,500	34,027
Coca-Cola West Japan Co., Ltd.	600	13,306
Cosmo Oil Co., Ltd.	6,000	22,443
Credit Saison Co., Ltd.	1,600	43,659
CSK Holdings Corp.	700	22,729
Dai Nippon Printing Co., Ltd.	7,000	101,971
Daicel Chemical Industries, Ltd.	3,000	17,928
Daido Steel Co., Ltd.	3,000	22,436
Daifuku Co., Ltd.	500	7,091
Daihatsu Motor Co., Ltd.	1,000	9,433
Daiichi Sankyo Co., Ltd.	7,200	221,210
Daikin Industries, Ltd.	2,700	150,742
Dainippon Ink and Chemicals, Inc.	7,000	34,975
Dainippon Screen Manufacturing Co., Ltd.	1,000	5,577
Dainippon Sumitomo Pharma Co., Ltd.	1,000	7,333
Daito Trust Construction Co., Ltd.	900	49,936

Daiwa House Industry Co., Ltd.	6,000	77,184
Daiwa Securities Group, Inc.	14,000	128,992
Denki Kagaku Kogyo Kabushiki Kaisha	5,000	21,588
Denso Corp.	5,100	207,271
Dentsu, Inc.	21	55,147
Don Quijote Co, Ltd.	45,700	894,759
Dowa Mining Co., Ltd.	3,000	21,112
eAccess, Ltd.	7	4,345
East Japan Railway Co.	314	2,578,457
Ebara Corp.	4,000	13,710
Edion Corp.	500	5,434
Eisai Co., Ltd.	2,500	98,577
Electric Power Development Co., Ltd.	1,500	55,660
Elpida Memory, Inc.†	1,000	34,517
FamilyMart Co., Ltd.	600	18,751
Fanuc, Ltd.	1,900	185,358
Fast Retailing Co., Ltd.	600	42,687
Fuji Electric Holdings Co., Ltd.	5,000	17,437
Fuji Heavy Industries, Ltd.	3,000	13,960
Fuji Soft ABC, Inc.	200	3,162
Fuji Television Network, Inc.	5	8,291
FUJIFILM Holdings Corp.	5,000	211,940
Fujikura, Ltd.	4,000	20,395
Fujitsu, Ltd.	19,000	127,147
Fukuoka Financial Group, Inc.	7,000	41,751
Furukawa Electric Co., Ltd.	7,000	27,064
Glory, Ltd.	400	9,288
Gunma Bank, Ltd.	3,000	20,080
H20 Retailing Corp.	1,000	7,746
Hakuhodo DY Holdings, Inc.	240	13,372
Hankyu Hanshin Holdings, Inc.	12,800	55,224
Haseko Corp.†	10,500	18,031
Hikari Tsushin, Inc.	300	10,173
Hino Motors, Ltd.	3,000	19,453
Hirose Electric Co., Ltd.	400	46,342
Hitachi Cable, Ltd.	2,000	11,758
Hitachi Chemical Co., Ltd.	1,000	22,959
Hitachi Construction Machinery Co., Ltd.	1,200	35,784
Hitachi High-Technologies Corp.	800	17,466
Hitachi Metals, Ltd.	150,000	2,007,552
Hitachi, Ltd.	34,000	249,103
Hokkaido Electric Power Co., Inc.	1,800	39,019
Hokuhoku Financial Group, Inc.	12,000	34,465
Hokuriku Electric Power Co.	900	18,786
Honda Motor Co., Ltd.	16,000	528,982
House Foods Corp.	300	5,040
Hoya Corp.	4,200	134,043
Ibiden Co., Ltd.	1,300	89,793
Idemitsu Kosan Co., Ltd.	200	21,110
IHI Corp.	13,000	26,998
Inpex Holdings, Inc.	9	96,811
Isetan Co., Ltd.	1,900	25,697
Isuzu Motors, Ltd.	7,000	31,303
Ito En, Ltd.	600	11,424
ITOCHU Corp.	16,000	155,473
ITOCHU Techno-Solutions Corp.	400	13,424
J Front Retailing Co., Ltd.†	4,800	42,163
Jafco Co., Ltd.	400	13,103
Japan Airlines Corp.†	10,000	22,671
Japan Petroleum Exploration Co.	300	21,812
Japan Prime Reality Investment Corp.	5	19,925
Japan Real Estate Investment Corp.	5	61,799
Japan Retail Fund Investment Corp.	4	28,164
Japan Steel Works, Ltd.	3,000	43,944
Japan Tobacco, Inc.	46	272,753
JFE Holdings, Inc.	36,400	1,834,219
JGC Corp.	2,000	34,348
JS Group Corp.	2,700	43,239
JSR Corp.	1,900	49,150
JTEKT Corp.	2,000	35,837
Jupiter Telecommunications Co., Ltd.†	23	19,457
Kajima Corp.	9,000	29,472
Kamigumi Co., Ltd.	2,000	14,452
Kaneka Corp.	3,000	24,901
Kansai Paint Co., Ltd.	2,000	14,507
Kao Corp.	6,000	180,542
Kawasaki Heavy Industries, Ltd.	15,000	44,204
Kawasaki Kisen Kaisha, Ltd.	6,000	58,667
KDDI Corp.	26	193,057
Keihin Electric Express Railway Co., Ltd.	4,000	24,474
Keio Corp.	5,000	30,380
Keisei Electric Railway Co., Ltd.	3,000	16,025
Keyence Corp.	400	97,992
Kikkoman Corp.	1,000	13,765
Kinden Corp.	1,000	7,844
Kintetsu Corp.	16,000	49,630
Kirin Brewery Co., Ltd.	8,000	117,242
KK DaVinci Advisors†	6	5,278
Kobe Steel, Ltd.	27,000	87,510
Kokuyo Co., Ltd.	400	3,610
Komatsu, Ltd.	69,600	1,881,847
Konami Corp.	1,000	32,648
Konica Minolta Holdings, Inc.	4,500	79,204
Kose Corp.	100	2,664
Kubota Corp.	12,000	82,144
Kuraray Co., Ltd.	4,000	48,290
Kurita Water Industries, Ltd.	1,200	36,494
Kyocera Corp.	1,600	139,997
Kyowa Hakko Kogyo Co., Ltd.	2,364	25,189
Kyushu Electric Power Co., Inc.	4,000	98,572
Lawson, Inc.	700	24,784
Leopalace21 Corp.	1,300	34,866
Mabuchi Motor Co., Ltd.	300	18,112
Makita Corp.	1,200	50,143
Marubeni Corp.	17,000	119,405
Marui Co., Ltd.	3,000	29,663
Matsui Securities Co., Ltd.	1,300	10,246
Matsumotokiyoshi Holdings Co., Ltd.†	100	2,436
Matsushita Electric Industrial Co., Ltd.	20,000	409,167
Matsushita Electric Works, Ltd.	4,000	44,349
Mazda Motor Corp.	5,000	25,036
MEDICEO Holdings Co., Ltd.	1,500	22,247
Meiji Dairies Corp.	2,000	10,180
Meiji Seika Kaisha, Ltd.	1,000	4,245

Meitec Corp.	100	3,012
Millea Holdings, Inc.	7,600	256,870
Minebea Co., Ltd.	4,000	25,572
Mitsubishi Chemical Holdings Corp.	12,000	91,979
Mitsubishi Corp.	13,900	378,623
Mitsubishi Electric Corp.	19,000	196,229
Mitsubishi Estate Co., Ltd.	74,000	1,773,846
Mitsubishi Gas Chemical Co., Inc.	4,000	38,970
Mitsubishi Heavy Industries, Ltd.	33,000	141,223
Mitsubishi Logistics Corp.	2,000	22,494
Mitsubishi Materials Corp.	12,000	51,037
Mitsubishi Motors Corp.†	18,000	30,507
Mitsubishi Rayon Co., Ltd.	5,000	24,203
Mitsubishi Tanabe Pharma Corp.	3,000	28,264
Mitsubishi UFJ Financial Group, Inc.	89,605	834,027
Mitsubishi UFJ Lease & Finance Co., Ltd.	420	13,984
Mitsui & Co., Ltd.	97,000	2,057,957
Mitsui Chemicals, Inc.	7,000	45,819
Mitsui Engineering & Shipbuilding Co., Ltd.	8,000	31,024
Mitsui Fudosan Co., Ltd.	8,000	172,895
Mitsui Mining & Smelting Co., Ltd.	6,000	23,990
Mitsui O.S.K. Lines, Ltd.	11,000	139,732
Mitsui Sumitomo Insurance Co., Ltd.	12,000	117,125
Mitsukoshi, Ltd.	4,000	18,128
Mitsumi Electric Co., Ltd.	900	30,036
Mizuho Financial Group, Inc.	101	479,149
Mizuho Trust & Banking Co. , Ltd.	7,000	12,956
Murata Manufacturing Co., Ltd.	2,200	127,947
NamCo Bandai Holdings, Inc.	2,100	33,258
NEC Corp.	21,000	97,014
NEC Electronics Corp.†	300	7,167
NGK Insulators, Ltd.	3,000	80,945
NGK Spark Plug Co., Ltd.	2,000	34,915
NHK Spring Co., Ltd.	1,000	9,080
Nichirei Corp.	1,000	4,153
Nidec Corp.	1,100	81,661
Nikko Cordial Corp.	4,000	59,979
Nikon Corp.	3,000	102,337
Nintendo Co., Ltd.	3,586	2,177,232
Nippon Building Fund, Inc.	5	69,999
Nippon Commercial Investment Corp.	507	2,235,141
Nippon Electric Glass Co., Ltd.	3,000	48,726
Nippon Express Co., Ltd.	9,000	46,019
Nippon Light Metal Co., Ltd.	3,000	5,215
Nippon Meat Packers, Inc.	1,000	10,071
Nippon Mining Holdings, Inc.	9,000	57,816
Nippon Oil Corp.	12,000	97,761
Nippon Paper Group, Inc.	9	27,044
Nippon Sheet Glass Co., Ltd.	7,000	35,219
Nippon Shokubai Co., Ltd.	1,000	9,604
Nippon Steel Corp.	59,000	363,336
Nippon Telegraph and Telephone Corp.	54	267,244
Nippon Yusen Kabushiki Kaisha	12,000	95,544
Nipponkoa Insurance Co., Ltd.	4,000	36,269
Nishi-Nippon City Bank, Ltd.	6,000	14,887
Nishimatsu Construction Co., Ltd.	1,000	2,775
Nissan Chemical Industries, Ltd.	2,000	26,068
Nissan Motor Co., Ltd.	23,300	252,277
Nisshin Seifun Group, Inc.	1,500	15,046
Nisshin Steel Co., Ltd.	9,000	31,502
Nisshinbo Industries, Inc.	2,000	24,419
Nissin Food Products Co., Ltd.	1,000	32,318
Nitori Co., Ltd.	400	19,037
Nitto Denko Corp.	1,700	89,755
NOK Corp.	1,200	25,295
Nomura Holdings, Inc.	160,100	2,676,332
Nomura Real Estate Holdings, Inc.	600	14,674
Nomura Real Estate Office Fund, Inc.	3	28,214
Nomura Research Institute, Ltd.	1,200	39,404
NSK, Ltd.	222,000	2,304,240
NTN Corp.	4,000	34,679
NTT Data Corp.	14	62,378
NTT DoCoMo, Inc.	912	1,511,068
NTT Urban Development Corp.	12	19,114
Obayashi Corp.	6,000	30,233
Obic Co, Ltd.	70	12,959
Odakyu Electric Railway Co., Ltd.	7,000	44,614
OJI Paper Co., Ltd.	8,000	39,278
Oki Electric Industry Co., Ltd.†	4,000	6,246
OKUMA Corp.	2,000	21,429
Olympus Corp.	2,000	81,943
Omron Corp.	2,200	52,073
Ono Pharmaceutical Co., Ltd.	500	23,386
Onward Kashiyama Co., Ltd.	1,000	10,218
ORACLE Corp.	400	17,664
Oriental Land Co., Ltd.	500	30,181
ORIX Corp.	940	157,192
Osaka Gas Co., Ltd.	20,000	78,825
Osaka Titanium Technologies Co.	200	14,820
OSG Corp.	500	5,469
Otsuka Corp.	200	17,076
Park24 Co, Ltd.	100	770
Pioneer Corp.	1,600	14,409
Promise Co., Ltd.	800	19,699
QP Corp.	500	5,205
Rakuten, Inc.†	67	32,576
Resona Holdings, Inc.	58	106,107
Ricoh Co., Ltd.	132,000	2,427,742
Rinnai Corp.	200	6,543
Rohm Co., Ltd.	1,100	95,742
Round One Corp.	2	3,944
Ryohin Keikaku Co., Ltd.	200	11,983
Sankyo Co., Ltd.	600	27,817
Santen Pharmaceutical Co., Ltd.	700	17,244
Sanwa Shutter Corp.	1,000	4,940
Sanyo Electric Co., Ltd.†	16,000	22,100
Sapporo Hokuyo Holdings, Inc.	4	35,928
Sapporo Holdings, Ltd.	3,000	24,096
SBI E*Trade Securities Co., Ltd.	15	14,143
SBI Holdings, Inc.	95	25,831
Secom Co., Ltd.	2,100	114,968
Sega Sammy Holdings, Inc.	2,000	24,968
Seiko Epson Corp.	1,400	30,438
Sekisui Chemical Co., Ltd.	4,000	26,996
Sekisui House, Ltd.	6,000	64,989

Seven & I Holdings Co., Ltd.	74,900	2,178,126
Sharp Corp.	10,000	179,151
Shikoku Electric Power Co.	900	24,085
Shimachu Co., Ltd.	200	5,656
Shimamura Co., Ltd.	300	25,346
Shimano, Inc.	800	28,803
Shimizu Corp.	7,000	30,471
Shin-Etsu Chemical Co., Ltd.	4,200	262,595
Shinko Electric Industries Co., Ltd.	700	14,118
Shinko Securities Co., Ltd.	6,000	24,873
Shinsei Bank, Ltd.	16,000	58,823
Shionogi & Co., Ltd.	3,000	52,900
Shiseido Co., Ltd.	4,000	94,768
Showa Denko K.K.	11,000	39,449
Showa Shell Sekiyu K.K.	2,000	22,277
SMC Corp.	600	71,411
Softbank Corp.	7,600	156,433
Sojitz Corp.	12,000	43,222
Sompo Japan Insurance, Inc.	9,000	81,077
Sony Corp.	10,300	558,961
Sony Financial Holdings, Inc.†	9	34,206
Square Enix Co., Ltd.	600	18,389
Stanley Electric Co., Ltd.	1,500	37,358
Sumco Corp.	1,200	34,356
Sumitomo Bakelite Co., Ltd.	1,000	6,006
Sumitomo Chemical Co., Ltd.	16,000	142,295
Sumitomo Corp.	146,600	2,087,482
Sumitomo Electric Industries, Ltd.	124,500	1,983,171
Sumitomo Heavy Industries, Ltd.	5,000	45,939
Sumitomo Metal Industries, Ltd.	42,000	193,948
Sumitomo Metal Mining Co., Ltd.	5,000	85,623
Sumitomo Mitsui Financial Group, Inc.	67	498,555
Sumitomo Osaka Cement Co., Ltd.	1,000	1,920
Sumitomo Realty & Development Co., Ltd.	3,000	73,789
Sumitomo Rubber Industries, Ltd.	1,800	15,901
Suruga Bank, Ltd.	3,000	32,552
Suzuken Co., Ltd.	600	21,380
Suzuki Motor Corp.	1,900	57,144
T&D Holdings, Inc.	1,991	103,055
Taiheiyo Cement Corp.	10,000	23,956
Taisei Corp.	9,000	24,257
Taisho Pharmaceutical Co., Ltd.	2,000	38,516
Taiyo Nippon Sanso Corp.	3,000	28,031
Taiyo Yuden Co., Ltd.	2,000	32,146
Takashimaya Co., Ltd.	3,000	36,151
Takeda Pharmaceutical Co., Ltd.	39,800	2,326,602
Takefuji Corp.	1,130	27,130
TDK Corp.	1,200	88,998
Teijin, Ltd.	9,000	38,470
Terumo Corp.	1,700	89,559
The 77 Bank, Ltd.	3,000	18,721
The Bank of Yokohama, Ltd.	12,000	84,856
The Chiba Bank, Ltd.	7,000	56,713
The Goodwill Group, Inc.†	7	896
The Hachijuni Bank, Ltd.	5,000	33,622
The Hiroshima Bank, Ltd.	5,000	27,021
The Joyo Bank, Ltd.	7,000	39,028
The Kansai Electric Power Co., Inc.	7,900	184,319
The Shizuoka Bank, Ltd.	6,000	66,009
The Sumitomo Trust & Banking Co., Ltd.	12,000	79,897
THK Co., Ltd.	1,400	28,291
TIS, Inc.	200	3,432
Tobu Railway Co., Ltd.	8,000	37,422
Toda Corp.	1,000	4,818
Toho Co., Ltd.	1,200	26,882
Toho Titanium Co., Ltd.	200	5,918
Tohoku Electric Power Co., Inc.	4,400	99,160
Tokai Rika Co., Ltd.	600	18,824
Tokuyama Corp.	3,000	30,015
Tokyo Broadcasting System, Inc.	400	8,575
Tokyo Electric Power Co., Inc.	12,500	323,797
Tokyo Electron, Ltd.	1,700	103,843
Tokyo Gas Co., Ltd.	23,000	107,384
Tokyo Seimitsu Co., Ltd.	100	2,453
Tokyo Steel Manufacturing Co., Ltd.	1,200	13,329
Tokyo Tatemono Co., Ltd.	183,000	1,722,640
Tokyu Corp.	11,000	72,500
Tokyu Land Corp.	5,000	42,790
TonenGeneral Sekiyu K.K.	4,000	39,426
Toppan Printing Co., Ltd.	6,000	59,104
Toray Industries, Inc.	13,000	101,002
Toshiba Corp.	283,000	2,110,322
Tosoh Corp.	5,000	21,458
Toto, Ltd.	3,000	23,702
Toyo Seikan Kaisha, Ltd.	1,700	30,097
Toyo Suisan Kaisha, Ltd.	1,000	18,176
Toyobo Co., Ltd.	1,000	2,045
Toyoda Gosei Co., Ltd.	700	24,664
Toyota Boshoku Corp	700	22,655
Toyota Industries Corp.	1,900	77,482
Toyota Motor Corp.	27,900	1,501,721
Toyota Tsusho Corp.	2,200	59,445
Trend Micro, Inc.†	1,000	35,847
Ube Industreis, Ltd.	506,000	1,720,059
Uni-Charm Corp.	500	31,482
UNY Co., Ltd.	1,000	8,461
Urban Corp.	1,700	22,616
Ushio, Inc.	1,200	26,338
USS Co, Ltd.	250	15,511
West Japan Railway Co.	18	88,743
Yahoo! Japan Corp.	155	69,172
Yakult Honsha Co., Ltd.	1,100	25,375
Yamada Denki Co., Ltd.	22,490	2,559,877
Yamaha Corp.	1,800	41,075
Yamaha Motor Co., Ltd.	2,000	48,518
Yamato Kogyo Co., Ltd.	500	20,463
Yamato Transport Co., Ltd.	5,000	72,176
Yamazaki Baking Co., Ltd.	1,000	9,783
Yaskawa Electric Corp.	3,000	40,431
Yokogawa Electric Corp.	2,200	24,129
Zeon Corp.	2,000	12,013
		69,799,329
Luxembourg — 0.4%
Acergy SA	1,978	43,577
ArcelorMittal	9,332	717,546

Millicom International Cellular SA SDR†	9,300	1,058,974
Oriflame Cosmetics SA SDR	244	15,569
SES Global - FDR	1,559	40,880
Stolt-Nielsen SA	225	6,692
		1,883,238
Mexico — 1.0%
Corporacion GEO SA de CV, Series B†	489,940	1,409,538
Desarrolladora Homex SAB de CV ADR†	26,200	1,295,590
Wal-Mart de Mexico SAB de CV ADR	55,747	1,923,271
		4,628,399
Netherlands — 2.2%
Aegon NV	113,232	1,986,589
Akzo Nobel NV	18,905	1,505,484
ASML Holding NV†	4,275	134,342
Corio NV	417	33,565
Corporate Express NV	751	5,830
European Aeronautic Defense and Space Co.	3,356	106,540
Fugro NV CVA	598	45,837
Hagemeyer NV	3,042	20,757
Heineken Holding NV	569	32,058
Heineken NV	2,527	162,751
ING Groep NV CVA	51,485	2,009,592
James Hardie Industries NV CDI	4,822	27,163
Koninklijke Ahold NV†	70,587	980,111
Koninklijke DSM DV	1,510	70,596
Koninklijke KPN NV	19,887	359,665
Koninklijke Philips Electronics NV	11,784	510,693
Oce NV	405	7,293
Qiagen NV†	927	19,909
Randstad Holding NV	541	21,481
Reed Elsevier NV	7,438	147,557
SBM Offshore NV	1,454	45,607
STMicroelectronics NV	69,412	988,137
TNT NV	4,141	172,318
TomTom NV†	526	39,311
Unilever NV CVA	17,682	647,385
Vedior NV	1,801	44,960
Wereldhave NV	107	11,641
Wolters Kluwer NV	3,060	99,975
		10,237,147
New Zealand — 0.0%
Auckland International Airport, Ltd.	10,079	22,500
Contact Energy, Ltd.	2,974	18,844
Fisher & Paykel Appliances Holdings, Ltd.	1,394	3,677
Fisher & Paykel Healthcare Corp.	2,626	7,042
Fletcher Building, Ltd.	5,134	45,357
Kiwi Income Property Trust	3,692	3,801
Sky City Entertainment Group, Ltd.	4,778	16,914
Sky Network Television, Ltd.	1,004	4,630
Telecom Corp. of New Zealand, Ltd.	18,517	61,793
Vector, Ltd.	1,289	2,178
		186,736
Norway — 2.0%
Aker Kvaerner ASA	57,198	1,508,534
DNB NOR ASA	7,599	115,247
DNO International ASA†	3,864	7,121
Electromagnetic GeoServices AS†	79,300	742,095
Lighthouse Caledonia ASA†	231	220
Marine Harvest†	26,222	16,733
Norsk Hydro ASA	7,355	103,981
Norske Skogindustrier ASA	120	982
Ocean RIG ASA†	706	5,108
Orkla ASA	8,585	165,382
Petroleum Geo-Services ASA†	118,126	3,396,756
Renewable Energy Corp. AS†	1,750	87,485
Schibsted ASA	18,230	778,832
Statoil ASA	13,223	408,845
Storebrand ASA	4,209	43,589
Tandberg ASA	590	12,157
Telenor ASA†	77,089	1,822,309
TGS Nopec Geophysical Co. ASA†	580	7,873
Tomra Systems ASA	652	4,575
Yara International ASA	1,825	83,804
		9,311,628
Philippines — 0.1%
Manila Electric Co.†	332,283	656,240
Portugal — 0.5%
Banco BPI SA	2,352	18,273
Banco Comercial Portugues SA	18,621	79,063
Banco Espirito Santo SA	2,321	50,679
Brisa-Auto Estradas de Portugal SA	3,094	45,283
Cimpor Cimentos de Portugal SGPS SA	2,079	18,268
Energias de Portugal SA	267,254	1,737,311
Jeronimo Martins SGPS SA	974	7,641
Portugal Telecom SGPS SA	8,149	105,828
PT Multimedia-Servicos de Telecomunicacoes e Multimedia SGPS SA	2,152	29,956
Sonae Industria SGPS SA†	325	3,135
Sonae SGPS SA	8,250	23,729
		2,119,166
Russia — 1.0%
OAO Gazprom ADR	32,614	1,849,214
OAO Gazprom ADR (London)	8,168	459,955
Sberbank GDR	4,376	2,371,792
Sberbank GDR (Eur)	173	93,376
		4,774,337
Singapore — 0.9%
Allgreen Properties, Ltd.	7,000	7,138
Ascendas Real Estate Investment Trust	10,000	17,014
CapitaCommercial Trust	9,000	15,297
CapitaLand, Ltd.	15,000	64,494
CapitaMall Trust	12,000	28,535
Chartered Semiconductor Manufacturing, Ltd.†	1,000	667

City Developments, Ltd.	5,000	48,688
ComfortDelGro Corp., Ltd.	19,000	23,906
Cosco Corp. Singapore, Ltd.	314,000	1,235,410
DBS Group Holdings, Ltd.	118,163	1,674,566
Fraser and Neave, Ltd.	8,000	32,393
Haw Par Corp., Ltd.	40	195
Jardine Cycle & Carriage, Ltd.	2,000	29,844
Keppel Corp., Ltd.	11,000	98,469
Keppel Land, Ltd.	3,000	15,096
Neptune Orient Lines, Ltd.	5,000	13,458
Olam International, Ltd.	7,000	13,761
Oversea-Chinese Banking Corp.	26,100	150,611
Parkway Holdings, Ltd.	6,000	16,321
SembCorp Industries, Ltd.	8,760	34,993
SembCorp Marine, Ltd.	9,000	25,094
Singapore Airlines, Ltd.	4,670	55,897
Singapore Exchange, Ltd.	8,000	73,128
Singapore Land, Ltd.	1,000	5,481
Singapore Petroleum Co., Ltd.	1,000	5,215
Singapore Post, Ltd.	7,000	5,433
Singapore Press Holdings, Ltd.	16,250	50,664
Singapore Technologies Engineering, Ltd.	13,000	33,677
Singapore Telecommunications, Ltd.	82,910	227,522
SMRT Corp, Ltd.	3,000	3,481
United Overseas Bank, Ltd.	12,000	166,098
UOL Group, Ltd.	5,500	17,121
Venture Corp., Ltd.	2,000	17,513
Wilmar International, Ltd.	5,000	18,617
Wing Tai Holdings, Ltd.	3,000	5,538
Yanlord Land Group	5,000	11,458
		4,242,793
South Africa — 1.1%
Impala Platinum Holdings, Ltd.	64,247	2,216,425
Massmart Holdings, Ltd.	164,627	1,727,848
MTN Group, Ltd.	70,533	1,321,042
		5,265,315
South Korea — 1.5%
Kookmin Bank†	44,505	3,271,158
LG Chem., Ltd.†	14,910	1,421,132
Pusan Bank	47,800	793,982
Samsung Electronics Co., Ltd.	2,588	1,521,125
		7,007,397
Spain — 2.3%
Abertis Infraestructuras SA	2,502	80,155
Acciona SA	295	92,722
Acerinox SA	1,606	39,241
ACS Actividades de Construccion y Servicios SA	2,184	128,654
Altadis SA	2,641	191,913
Antena 3 de Television SA	871	13,242
Banco Bilbao Vizcaya Argentaria SA	138,331	3,397,573
Banco de Sabadell SA	5,049	54,387
Banco Popular Espanol SA	8,774	148,048
Banco Santander Central Hispano SA	64,495	1,393,364
Bankinter SA	1,433	26,044
Cintra Concesiones de Infraestructuras de Transporte SA	2,234	33,512
Fomento de Construcciones y Contratas SA	472	35,177
Gamesa Corp. Tecnologica SA	1,757	81,291
Gas Natural SDG, SA	1,168	68,024
Gestevision Telecinco SA	1,018	25,750
Grupo Ferrovial SA	651	45,455
Iberdrola SA	29,798	451,085
Iberdrola SA (Euro)†	8,824	134,077
Iberia Lineas Aereas de Espana SA	4,971	21,518
Indra Sistemas SA	66,536	1,787,661
Industria de Diseno Textil SA	2,249	136,744
Mapfre SA	5,866	25,664
Promotora de Informaciones SA	790	14,689
Red Electrica de Espana	1,115	70,073
Repsol YPF SA	8,183	291,785
Sacyr Vallehermoso SA	881	33,891
Sociedad General de Aguas de Barcelona SA, Class A	619	24,879
Sogecable SA†	502	20,001
Telefonica SA	44,302	1,431,717
Union Fenosa SA	1,100	73,779
Zardoya Otis SA	1,189	33,480
Zeltia SA	835	7,397
		10,412,992
Sweden — 0.9%
Alfa Laval AB	971	54,016
Assa Abloy AB, Class B	3,200	63,664
Atlas Copco AB, Class A	6,904	101,926
Atlas Copco AB, Class B	4,176	56,371
Axfood AB	121	4,852
Billerud AB	159	1,623
Boliden AB	3,004	37,207
Castellum AB	811	8,326
D. Carnegie & Co. AB	377	7,336
Electrolux AB, Class B	2,719	45,308
Elekta AB, Class B	427	7,060
Eniro AB	876	7,829
Fabege AB	742	7,517
Getinge AB, Class B	1,904	50,849
Hennes & Mauritz AB, Class B	4,892	295,670
Hoganas AB	112	2,355
Holmen AB	491	18,095
Husqvarna AB, Class B	2,872	33,897
Investor AB, Class B	2,400	54,007
Kungsleden AB	830	9,158
Lundin Petroleum AB†	2,331	24,105
Modern Times Group AB, Class B	527	36,778
Nobia AB	715	6,340
Nordea Bank AB	21,623	358,701
OMX AB	461	18,656
Sandvik AB	9,695	164,787
SAS AB†	827	10,514
Scania AB, Class B	3,772	89,161
Securitas AB, Class B	3,378	46,695
Securitas Direct AB, Class B†	1,500	5,994
Securitas Systems AB, Class B	1,492	5,264

Skandinaviska Enskilda Banken AB, Class A	4,775	120,761
Skanska AB, Class B	4,005	74,800
SKF AB, Class B	4,137	69,305
Ssab Svenskt Stal AB, Class A	1,958	52,558
Ssab Svenskt Stal AB, Class B	934	22,652
Svenska Cellulosa AB, Class B	5,903	103,809
Svenska Handelsbanken AB, Class A	5,059	160,465
Swedbank AB, Class A	1,900	53,231
Swedish Match AB	2,826	67,243
Tele2 AB, Class B	3,113	61,918
Telefonaktiebolaget LM Ericsson, Class B	152,340	356,164
TeliaSonera AB	108,366	1,007,817
Trelleborg AB	384	7,968
Volvo AB, Class B	11,318	187,573
Volvo AB, Class A	4,964	81,731
Wihlborgs Fastigheter AB	128	2,268
		4,064,324
Switzerland — 5.7%
ABB, Ltd.	22,425	646,556
Actelion Ltd.†	988	45,023
Adecco SA	1,366	73,249
Ciba Specialty Chemicals AG	730	33,613
Compagnie Financiere Richemont SA	5,382	367,184
Credit Suisse Group	28,192	1,695,112
EFG International	454	18,302
Geberit AG	407	55,488
Givaudan SA	67	64,373
Holcim, Ltd.	2,160	229,509
Julius Baer Holding AG	33,073	2,688,294
Kudelski SA	184	3,592
Kuehne & Nagel International AG	557	53,104
Kuoni Reisen Holding	14	7,238
Lindt & Spruengli AG	9	31,028
Logitech International SA†	1,778	64,556
Lonza Group AG	9,873	1,187,542
Nestle SA	16,876	7,732,813
Nobel Biocare Holding AG	244	64,547
Novartis AG	23,920	1,303,119
OC Oerlikon Corp. AG†	65	26,999
Pargesa Holding SA	140	15,549
PSP Swiss Property AG†	229	11,522
Rieter Holding AG	22	9,661
Roche Holding AG	37,103	6,391,042
Schindler Holding AG	525	33,560
SGS SA	48	56,549
Sonova Holding AG	485	54,252
Straumann AG	80	21,969
Sulzer AG	30	43,554
Swatch Group AG	529	30,927
Swatch Group AG, Class B	327	98,038
Swiss Life Holding†	3,989	987,518
Swiss Reinsurance	3,624	254,215
Swisscom AG	234	90,906
Syngenta AG	1,072	271,993
UBS AG	21,369	992,364
Zurich Financial Services AG	1,500	441,428
		26,196,288
Taiwan — 1.2%
Acer, Inc.	865,015	1,678,611
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	384,658	3,831,194
		5,509,805
United Kingdom — 18.1%
3i Group PLC	3,999	79,476
Aegis Group PLC	680,281	1,572,979
Aggreko PLC	1,324	13,872
Alliance & Leicester PLC	1,998	25,448
AMEC PLC	3,444	57,128
American Physicians Capital, Inc.	66,702	2,626,523
Anglo American PLC	45,875	2,780,203
Antofagasta PLC	2,034	28,747
ARM Holdings PLC	13,570	33,267
Arriva PLC	1,024	16,050
Associated British Foods PLC	1,837	32,707
AstraZeneca PLC	15,279	656,516
Aviva PLC	87,958	1,168,273
BAE Systems PLC	413,462	4,049,301
Balfour Beatty PLC	4,459	43,719
Barclays PLC	70,430	713,424
Barratt Developments PLC	3,037	27,759
BBA Aviation PLC	2,126	8,632
Bellway PLC	1	17
Berkeley Group Holdings PLC†	873	23,653
BG Group PLC	34,718	799,327
BHP Billiton PLC	23,753	731,639
Biffa PLC	1,804	11,785
BlueBay Asset Management	122,865	861,978
Bovis Homes Group PLC	622	7,553
BP PLC	196,571	2,403,982
British Airways PLC†	6,009	36,698
British Energy Group PLC	10,619	115,256
British Land Co. PLC	5,305	98,884
British Sky Broadcasting Group PLC	11,749	144,023
Brixton PLC	1,395	8,114
BT Group PLC	430,971	2,325,610
Bunzl PLC	3,384	47,443
Burberry Group PLC	4,470	50,321
Cable & Wireless PLC	25,513	94,141
Cadbury Schweppes PLC	21,690	270,375
Capita Group	6,174	86,333
Carnival PLC	1,737	76,251
Carphone Warehouse PLC	4,175	28,479
Cattles PLC	1,870	10,936
Centrica PLC	37,923	269,506
Charter PLC†	860	13,490
Close Brothers Group PLC	683	12,837
Cobham PLC	240,200	992,629
Compass Group PLC	20,067	122,354
Cookson Group PLC	1,094	15,269
CSR PLC†	679	8,045
Daily Mail & General Trust	3,087	30,241
Davis Service Group PLC	877	8,855
De La Rue PLC	771	14,914

Diageo PLC	120,220	2,573,364
DSG International PLC	18,896	36,879
easyJet PLC†	134,761	1,633,912
Electrocomponents PLC	2,245	9,243
Emap PLC	2,226	40,462
Enterprise Inns PLC	5,315	51,199
Experian Group, Ltd.	10,542	83,783
FirstGroup PLC	4,485	72,388
FKI PLC	3,032	3,515
Friends Provident PLC	19,069	61,648
G4S PLC	11,886	57,417
Galiform PLC†	3,104	5,545
GKN PLC	7,266	40,473
GlaxoSmithKline PLC	58,194	1,476,779
Great Portland Estates PLC	933	8,842
Hammerson PLC	2,997	60,962
Hays PLC	14,854	33,955
HBOS PLC	38,514	558,480
Home Retail Group PLC	9,048	58,160
HSBC Holdings PLC	121,393	2,036,313
ICAP PLC	5,331	76,729
IMI PLC	3,418	26,538
Imperial Chemical Industries PLC†	12,472	166,339
Imperial Tobacco Group PLC	6,986	380,348
Inchcape PLC	4,577	34,199
Intercontinental Hotels Group PLC	3,089	53,916
International Power PLC	15,652	140,504
Intertek Group PLC	812	15,920
Invensys PLC†	8,212	36,617
Investec PLC	4,071	37,068
ITV PLC	40,105	67,796
J Sainsbury PLC	16,313	137,291
Johnson Matthey PLC	2,219	82,641
Kazakhmys PLC	1,085	29,305
Kelda Group PLC	2,843	61,180
Kesa Electricals PLC	5,460	25,163
Kingfisher PLC	24,155	69,556
Ladbrokes PLC	6,480	41,385
Land Securities Group PLC	4,803	142,827
Legal & General Group PLC	68,194	176,418
Liberty International PLC	2,650	56,397
Lloyds TSB Group PLC	58,203	542,706
LogicaCMG PLC	15,432	35,981
London Stock Exchange Group PLC	1,579	61,923
Lonmin PLC	804	49,604
Man Group PLC, Class B	16,305	187,549
Marks & Spencer Group PLC	17,545	194,343
Meggitt PLC	6,836	44,994
Michael Page International PLC	1	6
Misys PLC	2,596	9,452
Mitchells & Butlers PLC	4,151	34,773
Mondi PLC	3,786	31,762
National Express Group PLC	1,339	32,704
National Grid PLC	183,933	3,041,003
Next PLC	2,175	69,763
Old Mutual PLC	439,272	1,456,442
Pearson PLC	8,327	121,007
Persimmon PLC	2,963	47,186
Premier Farnell PLC	1,881	5,423
Prudential PLC	319,971	4,497,632
Punch Taverns PLC	2,742	41,506
Rank Group PLC	2,013	3,624
Reckitt Benckiser Group PLC	27,069	1,563,747
Reed Elsevier PLC	204,780	2,755,278
Rentokil Initial PLC	18,713	44,691
Resolution PLC	7,074	100,095
Reuters Group PLC	138,460	1,746,880
Rexam PLC	6,698	55,419
Rio Tinto PLC	10,278	1,076,802
Rolls-Royce Group PLC†	18,852	203,766
Royal & Sun Alliance Insurance Group PLC	33,135	97,098
Royal Bank of Scotland Group PLC	103,252	928,249
Royal Dutch Shell PLC, Class A	19,032	801,778
Royal Dutch Shell PLC, Class A (London)	18,430	774,684
Royal Dutch Shell PLC, Class B	28,454	1,190,046
RT Group PLC†(1)(2)(3)	207	21
SABMiller PLC	100,086	2,816,019
Sage Group PLC	13,587	61,876
Schroders PLC	1,179	30,337
Scottish & Newcastle PLC	8,280	121,988
Scottish and Southern Energy PLC	8,926	289,941
Segro PLC	4,546	42,213
Serco Group PLC	4,994	45,650
Severn Trent PLC	2,417	73,094
Shire PLC	126,563	2,907,659
Signet Group PLC	17,586	24,208
Smith & Nephew PLC	9,408	108,163
Smiths Group PLC	4,015	80,485
SSL International PLC	983	10,417
Stagecoach Group PLC	5,506	30,869
Standard Chartered PLC	6,873	249,605
Standard Life PLC	22,416	113,999
Tate & Lyle PLC	4,986	43,756
Taylor Nelson Sofr	27,721	113,594
Taylor Woodrow PLC	11,606	46,392
Tesco PLC	571,714	5,398,520
Thomas Cook Group PLC†	5,035	28,067
Tomkins PLC	9,156	32,369
Travis Perkins PLC	1,199	28,539
Trinity Mirror PLC	1,512	10,402
TUI Travel PLC†	5,765	33,417
Tullett Prebon PLC	930	8,612
Tullow Oil PLC	159,581	2,059,019
Unilever PLC	13,510	506,650
United Business Media PLC	2,586	33,157
United Utilities PLC	9,077	135,907
Vedanta Resources PLC	742	29,874
Vodafone Group PLC	2,387,702	8,898,997
Whitbread PLC	2,058	57,038
William Hill PLC	3,636	37,710
William Morrison Supermarkets PLC	12,455	80,336
Wolseley PLC	6,819	99,982
WPP Group PLC	11,838	151,558
Xstrata PLC	28,784	2,026,865

Yell Group PLC	8,036	63,709
		83,195,348
United States — 0.0%
Synthes, Inc.	612	75,646
Total Common Stock
(cost $395,870,117)		444,275,758
PREFERRED STOCK — 0.3%
Brazil — 0.2%
Cia Energetica de Minas Gerais	54,051	996,206
Germany — 0.1%
Bayerische Motoren Werke AG	189	9,994
Fresenius AG	399	33,127
Henkel KGaA	1,837	102,973
Porsche AG	90	181,368
ProSiebenSat.1Media AG	846	20,059
RWE AG	403	48,847
Volkswagen AG	1,085	157,575
		553,943
Italy — 0.0%
IFI - Istituto Finanziario Industriale SpA†	595	19,888
Unipol Gruppo Finanziario SpA	9,278	29,208
		49,096
Total Preferred Stock
(cost $1,351,258)		1,599,245
RIGHTS† — 0.0%
Hong Kong — 0.0%
Wharf Holdings, Ltd. Expires 01/08/08	1,500	2,059
Japan — 0.0%
Dowa Mining Co., Ltd. Expires 01/29/10	3,000	1,051
Total Rights
(cost $0)		3,110

EXCHANGE TRADED FUNDS — 0.8%
Index Fund — 0.8%
iShares MSCI EAFE Index Fund (cost $3,710,286)	47,000	3,689,500
Total Long-Term Investment Securities
(cost $400,931,661)		449,567,613

SHORT-TERM INVESTMENT SECURITIES — 0.1%
U.S. Government Treasuries — 0.1%
United States Treasury Bills 2.68% due 03/13/08(5) (cost $223,798)	$225,000	223,636
Repurchase Agreements — 1.6%
REPURCHASE AGREEMENTS — 1.6%
Agreement with State Street Bank & Trust Co., bearing interest at 2.00%, dated 12/31/07, to be repurchased 01/02/08 in the amount of $3,488,387 and collateralized by $2,730,000 of United States Treasury Bonds, bearing interest at 6.88% due 08/15/25 and having an approximate value of $3,559,706.	3,488,000	3,488,000
Agreement with State Street Bank & Trust Co., bearing interest at 2.65% dated 12/31/07, to be repurchased 01/02/08 in the amount of $3,663,539 and collateralized by $3,175,000 of United States States Treasury Bonds, bearing interest at 6.00% due 02/15/26 and having an approximate value of $3,738,563.	3,663,000	3,663,000
Total Repurchase Agreements
(cost $7,151,000)		7,151,000

TOTAL INVESTMENTS
(cost $408,306,454) (4)	99.3%	456,942,249
Other assets less liabilities	0.7	3,358,312
NET ASSETS	100.0%	$460,300,561

†	Non-income producing security
*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At December 31, 2007, the aggregate value of these securities was $1,465,930 representing 0.3% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.

(1)	Illiquid security
(2)	Fair valued security; see Note 1
(3)

To the extent permitted by the Statement of Additional Information, the International Equity Portfolio may invest in restricted securities. The Portfolio has no right to demand registration of these securities. The securities are valued pursuant to Note 1. Restricted securities held by a Portfolio may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in the securities of widely held, publicly traded companies. Lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, these securities may exhibit greater price volatility than securities for which secondary markets exist. As of December 31, 2007, the International Equity Portfolio held the following restricted securities:

					Market
	Acquisition		Acquisition	Market	Value	% of
Name	Date	Shares	Cost	Value	Per Share	Net Assets

RT Group PLC
Common Stock	02/08/1999	207	$5,103	$21	$0	0.00%

(4)	See Note 4 for cost of investments on a tax basis.
(5)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(6)

A substantial number of the Portfolio’s holdings were valued using fair value procedures at December 31, 2007. At December 31, 2007, the aggregate value of these securities was $426,895,178 representing 92.7% of net assets. See Note 1 regarding fair value pricing procedures for foreign equity securities.

ADR —	American Depository Receipt
CDI —	Chess Depository Interest
CVA —	Certificaten Van Aandelen (Dutch Cert.)
FDR —	Fiduciary Depositary Receipt
GDR —	Global Depository Receipt
INS RECP —	Installment Receipts
SDR —	Swedish Depository Receipt
VVRP —	Reduced tax rate shares

Open Futures Contracts

Number of Contracts	Description	Expiration Date	Value at Trade Date	Value as of December 31, 2007	Unrealized Appreciation (Depreciation)
1 Long	HKFE-HSI	January 2008	$181,995	$178,970	$(3,025)
1 Long	SGX SIMSCI	January 2008	58,653	59,092	439
2 Long	OMX Index	January 2008	33,698	33,536	(162)
2 Long	IMM NIKKEI 225	March 2008	160,910	152,050	(8,860)
3 Long	SFE SPI 200	March 2008	405,143	418,040	12,897
6 Long	TSE TOPIX	March 2008	835,831	789,508	(46,323)
83 Long	LIF MSCI PANEU	March 2008	2,970,889	2,997,349	26,460
					$(18,574)

See Notes to Portfolio of Investments

Industry Allocation*
Banks-Commercial	11.2%
Medical-Drugs	5.9
Telephone-Integrated	3.5
Cellular Telecom	3.5
Food-Retail	3.2
Electric-Integrated	3.2
Diversified Minerals	2.9
Oil Companies-Integrated	2.6
Insurance-Multi-line	2.5
Food-Misc.	2.2
Finance-Investment Banker/Broker	2.1
Oil Companies-Exploration & Production	1.9
Auto-Cars/Light Trucks	1.8
Diversified Manufacturing Operations	1.8
Insurance-Life/Health	1.7
Telecom Services	1.7
Chemicals-Diversified	1.6
Repurchase Agreements	1.6
Real Estate Operations & Development	1.5
Aerospace/Defense	1.4
Oil-Field Services	1.4
Brewery	1.2
Multimedia	1.1
Import/Export	1.1
Engineering/R&D Services	1.0
Real Estate Management/Services	1.0
Tobacco	1.0
Soap & Cleaning Preparation	1.0
Diversified Operations	0.9
Retail-Misc./Diversified	0.9
Steel-Producers	0.8
Semiconductors Components-Intergrated Circuits	0.8
Electric-Distribution	0.8
Index Fund	0.8
Building-Residential/Commerical	0.8
Dialysis Centers	0.7
Water	0.7
Transport-Rail	0.7
Office Automation & Equipment	0.7
Publishing-Books	0.7
Machinery-Electrical	0.6
Electric Products-Misc.	0.6
Electronic Components-Semiconductors	0.6
Investment Management/Advisor Services	0.6
Beverages-Wine/Spirits	0.6
Enterprise Software/Service	0.6
Retail-Consumer Electronics	0.6
Finance-Other Services	0.6
Metal Processors & Fabrication	0.6
Distribution/Wholesale	0.6
Machinery-General Industrial	0.5
Building Products-Cement	0.5
Platinum	0.5
Building-Heavy Construction	0.5
Toys	0.5
Wire & Cable Products	0.5
Machinery-Construction & Mining	0.5
Airlines	0.5
Computer Services	0.5
Metal-Iron	0.4
Building Products-Doors & Windows	0.4
Building & Construction-Misc.	0.4
Retail-Hypermarkets	0.4
Entertainment Software	0.4
Wireless Equipment	0.4
Gas-Distribution	0.4
Advertising Services	0.4
Transport-Marine	0.4
Diversified Financial Services	0.4
Computer Software	0.4
Applications Software	0.4
Metal-Diversified	0.4
Electronic Components-Misc.	0.3
Petrochemicals	0.3
Metal-Aluminum	0.3
Chemicals-Specialty	0.3
MRI/Medical Diagnostic Imaging	0.3
Coal	0.3
Retail-Jewelry	0.3
Aerospace/Defense-Equipment	0.3
Audio/Video Products	0.2
Steel Pipe & Tube	0.2
Insurance-Property/Casualty	0.2
Retail-Discount	0.2
Publishing-Newspapers	0.2
Real Estate Investment Trusts	0.2
Television	0.2
Seismic Data Collection	0.2
Cosmetics & Toiletries	0.2
Transport-Services	0.2
Insurance-Reinsurance	0.2
Electric-Generation	0.2
Building & Construction Products-Misc.	0.2
Optical Supplies	0.1
Retail-Apparel/Shoe	0.1
Rubber-Tires	0.1
Retail-Major Department Stores	0.1
Unknown	0.1
Auto/Truck Parts & Equipment-Original	0.1
Medical Products	0.1
Photo Equipment & Supplies	0.1
Paper & Related Products	0.1
Industrial Gases	0.1
Agricultural Chemicals	0.1
Public Thoroughfares	0.1
Property Trust	0.1
Oil Refining & Marketing	0.1
Power Converter/Supply Equipment	0.1
Gambling (Non-Hotel)	0.1
Human Resources	0.1
Semiconductor Equipment	0.1
Hotels/Motels	0.1
Diversified Operations/Commerical Services	0.1
Telecommunication Equipment	0.1
Textile-Products	0.1
Athletic Footwear	0.1
U.S. Government Treasuries	0.1
Energy-Alternate Sources	0.1
Publishing-Periodicals	0.1
Machine Tools & Related Products	0.1

99.3%

* Calculated as a percentage of net assets

Seasons Series Trust
Diversified Fixed Income Portfolio

Portfolio of Investments — December 31, 2007
(unaudited)

	Principal/Shares	Value
Security Description	Amount	(Note 1)
ASSET BACKED SECURITIES — 5.9%
Diversified Financial Services — 5.9%
Banc of America Commercial Mtg., Inc. Series 2005-6, Class A4 5.35% due 09/10/47(1)(2)	430,000	430,937
Banc of America Commercial Mtg., Inc., Series 2006-2, Class A4 5.93% due 05/10/45(1)(2)	375,000	387,582
Banc of America Funding Corp., Series 2007-C, Class 5A1 5.38% due 05/20/36(2)(3)	1,012,040	1,007,994
Banc of America Funding Corp., Series 2006-J, Class 2A1 5.89% due 01/20/47(3)	420,454	414,676
Bear Stearns Commercial Mtg. Securities, Inc., Series 2004-T16, Class A6 4.75% due 02/13/46(1)	500,000	492,101
Bear Stearns Commercial Mtg. Securities, Inc., Series 2004-PWR5, Class A5 4.98% due 07/11/42(1)	500,000	499,304
Bear Stearns Commercial Mtg. Securities, Inc., Series 2005-T20, Class A4A 5.30% due 10/12/42(1)(2)	600,000	594,906
Bear Stearns Commercial Mtg. Securities, Inc., Series 2001-TOP4, Class A3 5.61% due 11/15/33(1)	200,000	205,394
Bear Stearns Commercial Mtg. Securities, Inc., Series 1998-C1, Class A2 6.44% due 06/16/30(1)	181,491	181,673
Bear Stearns Commercial Mtg. Securities, Inc., Series 2001-TOP2, Class A2 6.48% due 02/15/35(1)	350,000	366,816
Bear Stearns Commercial Mtg. Securities, Inc., Series 1999-WF2, Class A2 7.08% due 07/15/31(1)	286,273	292,752
Chase Commercial Mtg. Securities Corp., Series 1998-2, Class A2 6.39% due 11/18/30(1)	176,078	177,177
Chase Commercial Mtg. Securities Corp., Series 1998-1, Class A2 6.56% due 05/18/30(1)	77,935	77,862
Chase Mtg. Finance Corp., Series 2007-A2, Class 1A1 4.61% due 07/25/37(2)(3)	621,036	614,124
Citigroup/Deutsche Bank Commercial Mtg. Trust, Series 2005-CD1, Class A4 5.40% due 07/15/44(1)(2)	225,000	224,344
CNH Equipment Trust, Series 2006-A, Class A3 5.20% due 08/16/10	386,298	387,366
Commercial Mtg. Asset Trust, Series 1999-C1, Class A3 6.64% due 01/17/32(1)	190,508	193,766
Commercial Mtg. Pass Through Certs., Series 2006-C7, Class A4 5.96% due 06/10/46(1)(2)	175,000	181,255
CS First Boston Mortgage Securities Corp., Series 2001-C1, Class A2 7.55% due 04/15/62(1)	450,000	470,318
First Union - Chase Commercial Mtg., Series 1999-C2, Class A2 6.64% due 06/15/31(1)	255,681	259,319
First Union - Lehman Brothers-Bank of America, Series 1998-C2, Class A2 6.56% due 11/18/35(1)	168,506	168,381
Greenwich Capital Commercial Funding Corp., Series 2005-GG5, Class A5 5.22% due 04/10/37(1)	650,000	644,869
Greenwich Capital Commerical Funding Corp., Series 2005-GG3, Class A4 4.80% due 08/10/42(1)	600,000	577,221
Harley-Davidson Motorcycle Trust, Series 2004-3, Class A2 3.20% due 05/15/12	142,339	140,228
JP Morgan Chase Commercial Mtg. Securities Corp., Series 2005-LDP5, Class A4 5.34% due 12/15/44(1)(2)	500,000	502,070
JP Morgan Chase Commercial Mtg. Securities Corp., Series 2007-CB18, Class A4 5.44% due 06/12/47(1)	5,000	5,020
JP Morgan Chase Commercial Mtg. Securities Corp., Series 2006-CB14, Class A4 5.48% due 12/12/44(1)	650,000	657,517
JP Morgan Chase Commercial Mtg. Securities Corp., Series 2006-LDP7, Class A4 6.07% due 04/15/45(1)(2)	190,000	197,688
LB-UBS Commercial Mtg. Trust, Series 2005-C5, Class A2 4.89% due 09/15/30(1)	650,000	648,647
LB-UBS Commercial Mtg. Trust, Series 2001-C7, Class A5 6.13% due 12/15/30(1)	200,000	209,401
Merrill Lynch Mtg. Trust, Series 2005-CIP1, Class A4 5.05% due 07/12/38(1)	400,000	391,513
Morgan Stanley Capital I, Series 2005-T17, Class A5 4.78% due 12/13/41(1)	493,000	473,968
Morgan Stanley Capital I, Series 2006-T21, Class A2 5.09% due 10/12/52(1)	670,000	670,110
Morgan Stanley Capital I, Series 1999-WF1, Class A2 6.21% due 11/15/31(1)	221,849	222,502
Morgan Stanley Capital I, Series 1998-WF2, Class A2 6.54% due 07/15/30(1)	37,371	37,332
Morgan Stanley Capital I, Series 1999-LIFE, Class A2 7.11% due 04/15/33(1)	404,272	415,801
Morgan Stanley Dean Witter Capital I, Series 2002-HQ, Class A2 6.09% due 04/15/34(1)	20,767	20,792
Morgan Stanley Dean Witter Capital I, Series 2001-TOP3, Class A4 6.39% due 07/15/33(1)	633,470	662,878
Morgan Stanley Dean Witter Capital I, Series 2001-TOP5, Class A4 6.39% due 10/15/35(1)	350,000	368,293

Morgan Stanley Dean Witter Capital I, Series 2002-HQ, Class A3 6.51% due 04/15/34(1)	200,000	210,819
Nissan Auto Receivables Owner Trust, Series 2005-A, Class A4 3.82% due 07/15/10	85,060	84,434
Nomura Asset Securities Corp., Series 1998-D6, Class A1B 6.59% due 03/15/30(1)	92,304	92,518
Ocwen Advance Receivables Backed Notes, Series 2006-1A 5.34% due 11/24/15*(4)	275,000	220,000
Swift Master Auto Receivables Trust, Series 2007-2, Class A 5.68% due 10/15/12(5)	625,598	625,155
Wells Fargo Mtg. Backed Securities Trust, Series 2006-AR17, Class A2 5.84% due 10/25/36(3)	623,556	628,850
Wells Fargo Mtg. Backed Securities Trust, Series 2006-AR12, Class 2A1 6.10% due 09/25/36(3)	197,869	198,148

Total Asset Backed Securities (cost $16,594,944)		16,533,821
CORPORATE BONDS & NOTES — 23.2%
Aerospace/Defense-Equipment — 0.2%
Goodrich Corp. Notes 6.29% due 07/01/16	250,000	260,160
United Technologies Corp. Senior Notes 5.38% due 12/15/17	60,000	60,524
United Technologies Corp. Senior Notes 6.10% due 05/15/12	198,000	208,809
		529,493
Agricultural Chemicals — 0.1%
Agrium, Inc. Debentures 7.80% due 02/01/27	185,000	214,139
Terra Capital, Inc. Company Guar. Notes 7.00% due 02/01/17	45,000	43,988
The Mosaic Co. Senior Notes 7.38% due 12/01/14*	90,000	96,300
		354,427
Agricultural Operations — 0.2%
Archer-Daniels-Midland Co. Senior Notes 6.45% due 01/15/38	92,000	95,616
Bunge, Ltd. Finance Corp. Notes 5.35% due 04/15/14	77,000	74,554
Cargill, Inc. Notes 5.00% due 11/15/13*	148,000	145,503
Cargill, Inc. Notes 6.38% due 06/01/12*	255,000	267,882
		583,555
Airlines — 0.2%
American Airlines, Inc. Pass Through Certs. Series 2003-1 3.86% due 07/09/10	166,402	157,874
American Airlines, Inc. Pass Through Certs. Series 2001-1, Class A-2 6.82% due 11/23/12	65,000	62,969
Continental Airlines, Inc. Pass Through Certs. Series 1998-3, Class A-2 6.32% due 11/01/08	250,000	248,750
Northwest Airlines, Inc. Pass Through Certs. Series 2002-1 Class G2 6.26% due 11/20/21	55,041	54,835
Southwest Airlines Co. Pass Through Certs. Series 2007-1 6.15% due 08/01/22	140,000	137,144
		661,572
Auto-Cars/Light Trucks — 0.2%
DaimlerChrysler NA Holding Corp. Company Guar. Notes 5.46% due 03/13/09(5)	55,000	54,693
DaimlerChrysler NA Holding Corp. Company Guar. Notes 5.75% due 05/18/09	100,000	100,429
DaimlerChrysler NA Holding Corp. Company Guar. Notes 6.50% due 11/15/13	250,000	261,251
Ford Motor Co. Debentures 6.38% due 02/01/29	55,000	36,575
General Motors Corp. Debentures 8.25% due 07/15/23	105,000	83,475
General Motors Corp. Senior Bonds 8.38% due 07/15/33	25,000	20,125
		556,548
Banks-Commercial — 0.4%
Compass Bank Notes 5.50% due 04/01/20	100,000	94,086
Compass Bank Sub. Notes 6.40% due 10/01/17	50,000	51,026
HSBC Bank USA NA Sub. Notes 4.63% due 04/01/14	100,000	95,829
Popular North America, Inc. Company Guar. Notes 5.65% due 04/15/09	50,000	50,490
Silicon Valley Bank Senior Notes 5.70% due 06/01/12	100,000	100,380
Ubs Ag Stamford CT Senior Notes 5.88% due 12/20/17	325,000	327,290
Union Bank of California NA Sub. Notes 5.95% due 05/11/16	74,000	71,033

US Bank NA Notes 3.90% due 08/15/08	13,000	12,882
Wachovia Bank NA Sub. Notes 7.80% due 08/18/10	300,000	323,316
		1,126,332
Banks-Fiduciary — 0.1%
The Bank of New York Mellon Corp. Senior Notes 4.95% due 11/01/12	70,000	69,999
The Bank of New York Mellon Corp. Sub. Notes 6.38% due 04/01/12	75,000	78,577
		148,576
Banks-Super Regional — 1.4%
BAC Capital Trust VI Bank Guar. Notes 5.63% due 03/08/35	230,000	193,824
Bank of America Corp. Sub. Notes 5.25% due 12/01/15	620,000	605,634
Bank of America Corp. Sub. Notes 5.42% due 03/15/17	400,000	386,520
Bank of America NA Sub. Notes 6.00% due 10/15/36	700,000	669,497
Bank One Corp. Sub. Notes 5.90% due 11/15/11	160,000	166,132
Capital One Financial Corp. Senior Notes 5.70% due 09/15/11	705,000	681,073
Capital One Financial Corp. Senior Notes 6.75% due 09/15/17	390,000	374,057
JPMorgan Chase Bank NA Sub. Notes 6.00% due 10/01/17	60,000	61,021
JPMorgan Chase Bank NA Sub. Notes 6.13% due 11/01/08	60,000	60,574
PNC Funding Corp. Senior Notes 5.50% due 09/28/12	280,000	283,959
Wachovia Capital Trust III Bank Guar. Notes 5.80% due 03/15/42(5)(7)	140,000	125,097
Wachovia Corp. Sub. Notes 5.63% due 10/15/16	250,000	246,492
Wells Fargo & Co. Senior Notes 4.63% due 08/09/10	75,000	75,058
		3,928,938
Beverages-Non-alcoholic — 0.2%
Coca-Cola Enterprises, Inc. Debentures 6.70% due 10/15/36	200,000	219,053
PepsiAmericas, Inc. Notes 4.88% due 01/15/15	250,000	245,717
PepsiCo, Inc. Notes 4.65% due 02/15/13	126,000	126,846
		591,616
Brewery — 0.1%
Anheuser-Busch Cos., Inc. Senior Notes 5.60% due 03/01/17	76,000	77,742
Miller Brewing Co. Notes 4.25% due 08/15/08*	50,000	49,783
		127,525
Broadcast Services/Program — 0.1%
Clear Channel Communications, Inc. Senior Notes 7.65% due 09/15/10	160,000	164,351
Liberty Media LLC Bonds 7.88% due 07/15/09	40,000	40,610
Nexstar Finance, Inc. Senior Sub. Notes 7.00% due 01/15/14	100,000	93,125
		298,086
Building-Residential/Commerical — 0.2%
D.R. Horton, Inc. Company Guar. Notes 5.00% due 01/15/09	56,000	53,552
D.R. Horton, Inc. Senior Notes 6.50% due 04/15/16	70,000	60,734
D.R. Horton, Inc. Company Guar. Notes 8.00% due 02/01/09	180,000	174,962
Pulte Homes, Inc. Company Guar. Notes 7.88% due 08/01/11	220,000	211,654
Ryland Group Compnay Guar. Notes 6.88% due 06/15/13	120,000	114,459
		615,361
Cable TV — 0.5%
AT&T Broadband, Inc. Company Guar. Notes 8.38% due 03/15/13	440,000	493,628
CCH II LLC/CCH II Capital Corp. Company Guar. Notes 10.25% due 10/01/13	100,000	95,750
CCH II LLC/CCH II Capital Corp. Company Guar. Notes 11.00% due 10/01/15	50,000	40,500
Comcast Cable Communications LLC Senior Notes 7.13% due 06/15/13	73,000	78,042
Comcast Corp. Company Guar. Notes 7.05% due 03/15/33	365,000	398,713
COX Communications, Inc. Notes 5.88% due 12/01/16*	30,000	29,824
COX Communications, Inc. Notes 7.13% due 10/01/12	70,000	74,653

Time Warner Cable, Inc. Company Guar. Notes 6.55% due 05/01/37	165,000	168,415
		1,379,525
Casino Hotels — 0.2%
Caesars Entertainment, Inc. Senior Notes 7.50% due 09/01/09	200,000	212,490
MGM Mirage, Inc. Senior Notes 5.88% due 02/27/14	105,000	96,075
MGM Mirage, Inc. Company Guar. Notes 8.50% due 09/15/10	210,000	217,875
Turning Stone Resort Casino Enterprise Senior Notes 9.13% due 09/15/14*	20,000	20,400
		546,840
Cellular Telecom — 0.3%
Cingular Wireless Services, Inc. Senior Notes 7.88% due 03/01/11	53,000	57,397
Cingular Wireless Services, Inc. Notes 8.13% due 05/01/12	160,000	177,907
Cingular Wireless Services, Inc. Senior Notes 8.75% due 03/01/31	200,000	259,197
Cricket Communications, Inc. Company Guar. Notes 9.38% due 11/01/14	30,000	28,125
Cricket Communications, Inc. Company Guar. Notes 9.38% due 11/01/14*	10,000	9,375
MetroPCS Wireless, Inc. Senior Notes 9.25% due 11/01/14	50,000	47,000
Nextel Communications, Inc. Company Guar. Notes 5.95% due 03/15/14	125,000	117,496
Rural Cellular Corp. Senior Sub. Notes 8.12% due 06/01/13(5)	25,000	25,375
Rural Cellular Corp. Senior Notes 10.66% due 11/01/12(5)	5,000	5,100
		726,972
Chemicals-Diversified — 0.0%
E.I. Du Pont de Nemours & Co. Senior Notes 4.88% due 04/30/14	22,000	21,785
E.I. Du Pont de Nemours & Co. Senior Notes 5.00% due 01/15/13	100,000	100,631
		122,416
Chemicals-Specialty — 0.2%
Cytec Industries, Inc. Notes 4.60% due 07/01/13	110,000	106,626
Cytec Industries, Inc. Notes 5.50% due 10/01/10	90,000	91,814
Huntsman International LLC Company Guar. Notes 7.88% due 11/15/14	50,000	53,000
Lubrizol Corp. Senior Notes 4.63% due 10/01/09	270,000	271,148
Momentive Performance Materials, Inc. Senior Sub. Notes 11.50% due 12/01/16*	75,000	64,875
Tronox Worldwide LLC Company Guar. Notes 9.50% due 12/01/12	50,000	48,250
		635,713
Commercial Services-Finance — 0.1%
The Western Union Co. Senior Notes 5.40% due 11/17/11	154,000	155,178
Computer Services — 0.1%
Compucom Systems, Inc. Senior Sub. Notes 12.50% due 10/01/15*	25,000	24,938
Computer Sciences Corp. Notes 3.50% due 04/15/08	34,000	33,795
Electronic Data Systems Corp. Senior Notes 6.00% due 08/01/13	190,000	192,119
Electronic Data Systems Corp. Notes 7.45% due 10/15/29	110,000	112,861
		363,713
Consumer Products-Misc. — 0.0%
American Achievement Corp. Senior Sub. Notes 8.25% due 04/01/12	35,000	34,125
Containers-Paper/Plastic — 0.1%
Jefferson Smurfit Corp. Company Guar. Notes 8.25% due 10/01/12	25,000	24,625
Pactiv Corp. Senior Notes 5.88% due 07/15/12	50,000	50,842
Pactiv Corp. Bonds 7.95% due 12/15/25	35,000	39,587
Pliant Corp. Company Guar. Notes 11.13% due 09/01/09	75,000	61,875
Smurfit-Stone Container Enterprises, Inc. Senior Notes 8.00% due 03/15/17	150,000	144,937
Tenneco Packaging, Inc. Debentures 8.38% due 04/15/27	40,000	47,002
		368,868
Data Processing/Management — 0.0%
Fiserv, Inc. Senior Notes 6.13% due 11/20/12	120,000	122,136

Direct Marketing — 0.0%
Affinity Group, Inc. Senior Sub. Notes 9.00% due 02/15/12	75,000	71,250
Diversified Financial Services — 0.2%
American Express Travel Related Services Co., Inc. Senior Notes 5.25% due 11/21/11*	75,000	75,167
Citigroup Capital XXI Company Guar. 8.30% due 12/21/57(5)	320,000	334,141
General Electric Capital Corp. Senior Notes 5.25% due 10/19/12	132,000	135,002
General Electric Capital Corp. Senior Notes 6.15% due 08/01/37	130,000	138,116
		682,426
Diversified Manufacturing Operations — 0.2%
Danaher Corp. Senior Notes 5.63% due 01/15/18	163,000	165,036
General Electric Co . Notes 5.25% due 12/06/17	411,000	410,123
		575,159
Diversified Operations — 0.1%
Capmark Financial Group, Inc. Company Guar. Notes 5.88% due 05/10/12*	150,000	118,734
Capmark Financial Group, Inc. Company Guar. Notes 6.30% due 05/10/17*	45,000	33,546
		152,280
Electric-Generation — 0.2%
Abu Dhabi National Energy Co. Bonds 5.62% due 10/25/12*	100,000	101,508
Bruce Mansfield Unit Pass Through Certs. 6.85% due 06/01/34	143,000	147,307
The AES Corp. Senior Notes 8.00% due 10/15/17*	80,000	81,800
The AES Corp. Senior Notes 8.88% due 02/15/11	75,000	78,187
		408,802
Electric-Integrated — 1.8%
Baltimore Gas & Electric Co. Senior Notes 6.35% due 10/01/36	205,000	203,315
Centerpoint Energy, Inc. Senior Notes 5.88% due 06/01/08	81,000	81,074
Commonwealth Edison Co. 1st Mtg. Bonds 5.95% due 08/15/16	244,000	247,525
Consumers Energy Co. 1st Mtg. Bonds Series C 4.25% due 04/15/08	69,000	68,768
Dominion Resources, Inc. Senior Notes 5.69% due 05/15/08	69,000	69,152
Duke Energy Corp. Senior Notes 4.20% due 10/01/08	61,000	60,617
Duke Energy Indiana, Inc. Debentures 5.00% due 09/15/13	55,000	53,839
EDP Finance BV Notes 5.38% due 11/02/12*	165,000	165,167
Enel Finance International SA Notes 5.70% due 01/15/13*	100,000	101,528
Entergy Gulf States, Inc. 1st Mtg. Bonds 5.25% due 08/01/15	140,000	132,501
Exelon Generation Co. LLC Senior Notes 6.95% due 06/15/11	200,000	208,674
Florida Power & Light Co. 1st Mtg. Notes 5.55% due 11/01/17	144,000	146,895
Illinois Power Co. Senior Sec. Notes 6.13% due 11/15/17*	70,000	70,721
Mackinaw Power LLC Sec. Notes 6.30% due 10/31/23*	126,324	133,905
Midamerican Energy Holdings Co. Bonds 6.13% due 04/01/36	205,000	204,512
Mirant Americas Generation LLC Senior Notes 8.30% due 05/01/11	135,000	135,338
Nisource Finance Corp. Company Guar. Notes 5.25% due 09/15/17	47,000	43,208
Nisource Finance Corp. Company Guar. Notes 7.88% due 11/15/10	385,000	408,416
NSTAR Notes 8.00% due 02/15/10	200,000	214,251
Ohio Power Co. Senior Notes 5.30% due 11/01/10	140,000	143,013
Peco Energy Co. 1st Mtg. Bonds 5.70% due 03/15/37	170,000	162,276
Pepco Holdings, Inc. Senior Notes 6.45% due 08/15/12	189,000	197,788
PSEG Power LLC Company Guar. Notes 7.75% due 04/15/11	51,000	54,872
Public Service Electric & Gas Co. 1st Mtg. Bonds 5.80% due 05/01/37	500,000	488,791
Texas Competitive Electric Holdings Co. LLC Senior Notes 10.25% due 11/01/15*	45,000	44,550

Texas Competitive Electric Holdings Co. LLC Senior Notes 10.25% due 11/01/15*	60,000	59,400
Union Electric Co. Secured Notes 6.40% due 06/15/17	165,000	172,923
Virginia Electric & Power Co. Notes 4.10% due 12/15/08	64,000	63,427
Virginia Electric & Power Co. Senior Notes 6.00% due 05/15/37	500,000	489,022
Virginia Electric & Power Co. Senior Notes 6.35% due 11/30/37	60,000	61,528
Virginia Electric and Power Co. Senior Notes 5.10% due 11/30/12	265,000	266,139
		4,953,135
Electronic Components-Semiconductors — 0.1%
Amkor Technology, Inc. Senior Notes 7.75% due 05/15/13	5,000	4,713
Amkor Technology, Inc. Senior Notes 9.25% due 06/01/16	40,000	40,100
Freescale Semiconductor, Inc. Senior Sub. Notes 10.13% due 12/15/16	25,000	20,625
National Semiconductor Corp. Senior Notes 6.60% due 06/15/17	120,000	124,429
Spansion, Inc. Sec. Notes 8.25% due 06/01/13*(5)	25,000	22,500
		212,367
Electronics-Military — 0.0%
L-3 Communications Corp. Company Guar. Notes 6.38% due 10/15/15	35,000	34,475
Finance-Auto Loans — 0.2%
Ford Motor Credit Co. LLC Notes 5.70% due 01/15/10	160,000	144,157
Ford Motor Credit Co. LLC Notes 7.38% due 10/28/09	130,000	122,362
GMAC LLC Notes 6.75% due 12/01/14	70,000	56,458
GMAC LLC Notes 6.88% due 09/15/11	95,000	81,272
		404,249
Finance-Commercial — 0.2%
Caterpillar Financial Services Corp. Senior Notes 4.85% due 12/07/12	60,000	60,104
CIT Group, Inc. Senior Notes 5.65% due 02/13/17	210,000	184,347
CIT Group, Inc. Notes 5.85% due 09/15/16	375,000	331,080
		575,531
Finance-Consumer Loans — 0.1%
HSBC Finance Corp. Notes 6.75% due 05/15/11	210,000	217,847
John Deere Capital Corp. Senior Notes 4.95% due 12/17/12	60,000	60,082
		277,929
Finance-Credit Card — 0.1%
Capital One Bank Senior Sub. Notes 6.50% due 06/13/13	276,000	270,727
Discover Financial Services Notes 6.45% due 06/12/17*	40,000	38,517
		309,244
Finance-Investment Banker/Broker — 3.5%
Citigroup, Inc. Global Sr. Note 6.13% due 11/21/17	30,000	30,816
Citigroup, Inc. Senior Notes 5.00% due 09/15/14	813,000	774,662
Citigroup, Inc. Senior Notes 5.13% due 02/14/11	150,000	150,838
Citigroup, Inc. Senior Notes 5.85% due 07/02/13	140,000	144,130
Citigroup, Inc. Senior Notes 5.85% due 08/02/16	100,000	101,531
Credit Suisse First Boston USA, Inc. Notes 6.50% due 01/15/12	160,000	168,673
Goldman Sachs Group, Inc. Sub. Notes 5.63% due 01/15/17	1,300,000	1,269,549
Goldman Sachs Group, Inc. Notes 6.13% due 02/15/33	82,000	80,588
Goldman Sachs Group, Inc. Notes 6.60% due 01/15/12	240,000	253,920
JP Morgan Chase & Co. Sub. Notes 5.13% due 09/15/14	400,000	392,072
JP Morgan Chase & Co. Sub. Notes 5.15% due 10/01/15	150,000	144,674
JP Morgan Chase & Co. Senior Notes 5.38% due 01/15/14	140,000	139,311
JP Morgan Chase & Co. Sub. Notes 5.75% due 01/02/13	600,000	611,433
JP Morgan Chase & Co. Sub. Notes 6.75% due 02/01/11	420,000	440,997
Lazard Group LLC Sr. Notes 6.85% due 06/15/17	270,000	266,671

Lehman Brothers Holdings, Inc. Notes 4.38% due 11/30/10	65,000	63,478
Lehman Brothers Holdings, Inc. Notes 5.50% due 04/04/16	400,000	382,738
Lehman Brothers Holdings, Inc. Senior Notes 6.20% due 09/26/14	190,000	193,509
Lehman Brothers Holdings, Inc. Sub. Notes 6.50% due 07/19/17	330,000	333,913
Lehman Brothers Holdings, Inc. Sub. Notes 6.75% due 12/28/17	90,000	92,763
Lehman Brothers Holdings, Inc. Sub.Notes 6.88% due 07/17/37	94,000	91,902
Lehman Brothers Holdings, Inc. Senior Notes 7.00% due 09/27/27	200,000	202,991
Merrill Lynch & Co., Inc. Notes 5.77% due 07/25/11	150,000	150,454
Merrill Lynch & Co., Inc. Senior Notes 6.05% due 08/15/12	240,000	244,607
Merrill Lynch & Co., Inc. Sub. Notes 6.05% due 05/16/16	440,000	432,331
Merrill Lynch & Co., Inc. Senior Notes 6.40% due 08/28/17	10,000	10,159
Morgan Stanley Sub. Notes 4.75% due 04/01/14	800,000	749,483
Morgan Stanley Senior Notes 5.75% due 08/31/12	100,000	102,076
Morgan Stanley Senior Notes 6.25% due 08/28/17	150,000	152,490
Morgan Stanley Notes 6.75% due 04/15/11	50,000	52,407
Schwab Capital Trust I Notes 7.50% due 11/15/37(5)(7)	190,000	190,893
The Bear Stearns Cos., Inc. Notes 4.50% due 10/28/10	69,000	66,195
The Bear Stearns Cos., Inc. Senior Notes 5.35% due 02/01/12	175,000	170,437
The Bear Stearns Cos., Inc. Sub. Notes 5.55% due 01/22/17	160,000	143,394
The Bear Stearns Cos., Inc. Senior Notes 6.40% due 10/02/17	70,000	67,631
The Bear Stearns Cos., Inc. Notes 6.95% due 08/10/12	180,000	185,076
The Goldman Sachs Group, Inc. Senior Notes 6.25% due 09/01/17	150,000	156,045
The Goldman Sachs Group, Inc. Sub. Notes 6.45% due 05/01/36	310,000	291,243
The Goldman Sachs Group, Inc. Senior Notes 6.75% due 10/01/37	211,000	206,733
		9,702,813
Finance-Mortgage Loan/Banker — 0.1%
Countrywide Financial Corp. Company Guar. Notes 4.50% due 06/15/10	35,000	25,432
Countrywide Financial Corp. Company Guar. Notes 5.80% due 06/07/12	204,000	149,022
Countrywide Financial Corp. Sub. Notes 6.25% due 05/15/16	104,000	59,859
Countrywide Home Loans, Inc. Company Guar.Notes 4.00% due 03/22/11	50,000	36,103
Residential Capital LLC Company Guar. Notes 6.50% due 04/17/13	55,000	33,825
Residential Capital LLC Company Guar. Notes 7.62% due 05/22/09(5)	16,000	11,360
Residential Capital LLC Company Guar. Notes 7.81% due 04/17/09(5)	3,000	2,130
		317,731
Finance-Other Services — 0.1%
SB Treasury Co. LLC Bonds 9.40% due 06/30/08*(5)(7)	220,000	224,332
Food-Meat Products — 0.1%
Tyson Foods, Inc. Senior Notes 6.60% due 04/01/16	335,000	343,762
Food-Misc. — 0.2%
Kellogg Co. Senior Notes 6.85% due 12/03/12	45,000	45,377
Kraft Foods, Inc. Notes 4.13% due 11/12/09	180,000	178,447
Kraft Foods, Inc. Senior Bonds 5.63% due 11/01/11	100,000	102,267
Kraft Foods, Inc. Senior Notes 6.25% due 06/01/12	190,000	197,380
Kraft Foods, Inc. Senior Notes 7.00% due 08/11/37	143,000	150,194
		673,665
Food-Retail — 0.0%
The Kroger Co. Company Guar. Notes 6.40% due 08/15/17	90,000	94,132
Forestry — 0.0%
Weyerhaeuser Co. Debentures 7.38% due 03/15/32	110,000	110,390

Funeral Services & Related Items — 0.0%
Service Corp. International Senior Notes 6.75% due 04/01/16	85,000	81,812
Gas-Distribution — 0.2%
AGL Cap Corp. Senior Notes 6.38% due 07/15/16	85,000	85,434
Atmos Energy Corp. Senior Notes 6.35% due 06/15/17	140,000	142,138
Energen Corp. Notes 7.63% due 12/15/10	190,000	206,199
		433,771
Gas-Transportation — 0.0%
Northern National Gas Co. Senior Notes 6.75% due 09/15/08*	50,000	50,702

Home Furnishings — 0.0%
Simmons Co. Senior Notes 10.00% due 12/15/14(8)	6,000	4,440
Hotels/Motels — 0.1%
Starwood Hotels & Resorts Worldwide, Inc. Senior Notes 6.25% due 02/15/13	65,000	65,039
Wyndham Worldwide Corp. Senior Notes 6.00% due 12/01/16	95,000	90,098
		155,137
Independent Power Producers — 0.1%
Calpine Corp. Sec Notes 8.75% due 07/15/13*(9)	150,000	161,250
NRG Energy, Inc. Company Guar. Notes 7.38% due 02/01/16	80,000	78,000
		239,250
Industrial Automated/Robotic — 0.0%
Rockwell Automation, Inc. Debentures 6.25% due 12/01/37	119,000	119,475
Insurance Brokers — 0.1%
Marsh & McLennan Cos., Inc. Senior Notes 5.15% due 09/15/10	55,000	54,938
Marsh & McLennan Cos., Inc. Senior Notes 7.13% due 06/15/09	35,000	36,188
Willis North America, Inc. Company Guar. Notes 6.20% due 03/28/17	120,000	119,736
		210,862
Insurance-Life/Health — 0.3%
Lincoln National Corp. Senior Notes 5.65% due 08/27/12	300,000	307,948
Protective Life Secured Trusts Senior Sec. Notes 4.00% due 10/07/09	170,000	170,549
Reinsurance Group of America, Inc. Senior Notes 5.63% due 03/15/17	300,000	301,786
		780,283
Insurance-Multi-line — 0.3%
Farmers Insurance Exchange Notes 8.63% due 05/01/24*	250,000	278,399
MMI Capital Trust I Notes 7.63% due 12/15/27	100,000	109,369
Symetra Financial Corp. Senior Notes 6.13% due 04/01/16*	225,000	224,041
Unitrin, Inc. Senior Notes 4.88% due 11/01/10	133,000	133,013
Unitrin, Inc. Senior Notes 6.00% due 05/15/17	165,000	157,792
		902,614
Insurance-Mutual — 0.1%
Liberty Mutual Group, Inc. Notes 5.75 due 03/15/14*	150,000	152,763
Liberty Mutual Insurance Co. Sub. Notes 7.70% due 10/15/97*	130,000	121,858
		274,621
Insurance-Property/Casualty — 0.3%
Ace Capital Trust II Company Guar. Notes 9.70% due 04/01/30	150,000	190,021
Everest Reinsurance Holdings, Inc. Jr. Sub. Notes 6.60% due 05/15/37(5)	235,000	208,139
Everest Reinsurance Holdings, Inc. Senior Notes 8.75% due 03/15/10	60,000	65,663
Fidelity National Title Group, Inc. Notes 7.30% due 08/15/11	100,000	104,842
Mercury General Corp. Senior Notes 7.25% due 08/15/11	175,000	191,865
Navigators Group, Inc. Senior Notes 7.00% due 05/01/16	89,000	94,695
The Travelers Cos., Inc. Senior Notes 6.25% due 06/15/37	37,000	35,839
W.R. Berkley Corp. Senior Notes 5.60% due 05/15/15	70,000	67,801
		958,865
Investment Management/Advisor Services — 0.3%
Ameriprise Financial, Inc. Senior Notes 5.65% due 11/15/15	240,000	238,579
Eaton Vance Corp. Senior Notes 6.50% due 10/02/17	210,000	220,317

Janus Capital Group, Inc. Notes 6.70% due 06/15/17	230,000	236,884
LVB Acquisition Merger Sub, Inc. Senior Notes 10.38% due 10/15/17*	50,000	49,875
LVB Acquisition Merger Sub, Inc. Senior Sub. Notes 11.63% due 10/15/17*	70,000	68,950
		814,605
Machine Tools & Related Products — 0.1%
Kennametal, Inc. Senior Notes 7.20% due 06/15/12	180,000	195,609
Machinery-Farming — 0.0%
Case Corp. Notes 7.25% due 01/15/16	25,000	25,000
Medical Labs & Testing Services — 0.1%
Laboratory Corp. of America Company Guar. Notes 5.63% due 12/15/15	110,000	108,259
Quest Diagnostics, Inc. Company Guar. Notes 6.95% due 07/01/37	215,000	227,333
		335,592
Medical Products — 0.1%
Baxter International, Inc. Senior Notes 5.90% due 09/01/16	200,000	207,808
Baxter International, Inc. Senior Notes 6.25% due 12/01/37	48,000	49,250
Universal Hospital Services, Inc. Sec. Bonds 8.50% due 06/01/15	45,000	45,450
		302,508
Medical-Drugs — 0.1%
Abbott Laboratories Notes 6.15% due 11/30/37	72,000	75,972
American Home Products Corp. Notes 6.70% due 03/15/11	44,000	46,882
Wyeth Bonds 5.50% due 02/01/14	115,000	116,802
		239,656
Medical-HMO — 0.1%
UnitedHealth Group, Inc. Senior Bonds 5.38% due 03/15/16	140,000	137,220
UnitedHealth Group, Inc. Notes 5.50% due 11/15/12*	175,000	177,596
UnitedHealth Group Inc. Notes 6.63% due 11/15/37*	30,000	30,449
		345,265
Medical-Hospitals — 0.2%
Community Health Systems, Inc. Senior Notes 8.88% due 07/15/15	135,000	137,531
HCA, Inc. Senior Notes 6.25% due 02/15/13	100,000	87,500
HCA, Inc. Senior Notes 9.25% due 11/15/16	130,000	136,500
IASIS Healthcare Corp. Bank Guar. Notes 8.75% due 06/15/14	70,000	70,000
		431,531
Medical-Wholesale Drug Distribution — 0.1%
AmerisourceBergen Corp. Company Guar. Notes 5.63% due 09/15/12	130,000	131,839
AmerisourceBergen Corp. Company Guar. Notes 5.88% due 09/15/15	110,000	107,931
		239,770
Metal Processors & Fabrication — 0.1%
Commercial Metals Co. Notes 5.63% due 11/15/13	125,000	128,361
Commercial Metals Co. Senior Notes 6.50% due 07/15/17	164,000	171,944
		300,305
Metal-Aluminum — 0.1%
Alcoa, Inc. Notes 6.00% due 01/15/12	112,000	116,247
Alcoa, Inc. Bonds 6.50% due 06/15/18	154,000	161,982
		278,229
Metal-Diversified — 0.0%
Freeport-McMoRan Copper & Gold, Inc. Senior Notes 8.38% due 04/01/17	85,000	91,162
Multimedia — 0.7%
AOL Time Warner, Inc. Company Guar. Bonds 7.63% due 04/15/31	510,000	564,376
Belo Corp. Senior Notes 8.00% due 11/01/08	180,000	181,610
COX Enterprises, Inc. Notes 7.88% due 09/15/10*	210,000	225,404
News America Holdings, Inc. Debentures 8.45% due 08/01/34	20,000	24,172
News America, Inc. Company Guar. Bonds 6.40% due 12/15/35	80,000	80,932
News America, Inc. Debentures 7.28% due 06/30/28	95,000	102,093
News America, Inc. Company Guar. Bonds 7.30% due 04/30/28	115,000	123,839

Time Warner Entertainment Co. LP Debentures 8.38% due 03/15/23	100,000	117,790
Time Warner Entertainment Co. LP Senior Notes 8.38% due 07/15/33	151,000	181,896
Viacom, Inc. Senior Notes 6.13% due 10/05/17	281,000	280,988
Viacom, Inc. Senior Notes 6.25% due 04/30/16	172,000	173,044
		2,056,144
Non-Hazardous Waste Disposal — 0.2%
Waste Management, Inc. Company Guar Notes 6.88% due 05/15/09	351,000	360,359
Waste Management, Inc. Senior Notes 7.00% due 07/15/28	100,000	106,090
Waste Management, Inc. Company Guar. Notes 7.75% due 05/15/32	65,000	73,731
		540,180
Office Automation & Equipment — 0.2%
IKON Office Solutions, Inc. Senior Notes 7.75% due 09/15/15	70,000	72,887
Pitney Bowes, Inc. Notes 5.25% due 01/15/37	91,000	89,701
Pitney Bowes, Inc. Notes 5.75% due 09/15/17	111,000	112,222
Xerox Corp. Senior Notes 5.50% due 05/15/12	145,000	147,409
Xerox Corp. Senior Notes 6.40% due 03/15/16	180,000	184,191
		606,410
Oil Companies-Exploration & Production — 0.3%
Chesapeake Energy Corp. Company Guar.Notes 7.50% due 09/15/13	200,000	204,500
Devon Financing Corp. ULC Company Guar. Notes 6.88% due 09/30/11	66,000	70,679
Encana Corp. Notes 5.90% due 12/01/17	350,000	358,041
HilCorp. Energy I LP/HilCorp. Finance Co. Senior Notes 7.75% due 11/01/15*	40,000	39,300
Sabine Pass LNG LP Sec. Notes 7.50% due 11/30/16	105,000	100,275
		772,795
Oil Companies-Integrated — 0.4%
ConocoPhillips Co. Notes 8.75% due 05/25/10	160,000	175,290
ConocoPhillips Holding Co. Senior Notes 6.95% due 04/15/29	270,000	308,365
Hess Corp. Bonds 7.88% due 10/01/29	326,000	385,859
Phillips Petroleum Co. Debentures 7.00% due 03/30/29	138,000	156,956
		1,026,470
Oil Refining & Marketing — 0.1%
Motiva Enterprises LLC Senior Notes 5.20% due 09/15/12*	225,000	236,087
The Premcor Refining Group, Inc. Company Guar. Notes 6.75% due 05/01/14	162,000	166,504
		402,591
Oil-Field Services — 0.2%
Allis-Chalmers Energy, Inc. Company Guar. Notes 9.00% due 01/15/14	10,000	9,850
Halliburton Co. Debentures 7.60% due 08/15/96*	180,000	210,016
Smith International, Inc. Senior Notes 6.00% due 06/15/16	250,000	256,141
		476,007
Paper & Related Products — 0.1%
Bowater, Inc. Notes 6.50% due 06/15/13	75,000	55,125
Georgia-Pacific Corp. Company Guar Notes 7.00% due 01/15/15*	40,000	38,900
Georgia-Pacific Corp. Company Guar. Notes 7.13% due 01/15/17*	10,000	9,725
Temple-Inland, Inc. Bonds 6.63% due 01/15/18	140,000	141,027
		244,777
Physicians Practice Management — 0.0%
US Oncology, Inc. Senior Sub. Notes 10.75% due 08/15/14	30,000	29,625
Pipelines — 0.9%
Centerpoint Energy Resources Corp. Senior Notes 6.13% due 11/01/17	24,000	24,424
CenterPoint Energy Resources Corp. Notes 7.75% due 02/15/11	617,000	661,663
Copano Energy LLC Company Guar. Notes 8.13% due 03/01/16	120,000	120,900
DCP Midstream LP Bonds 6.45% due 11/03/36*	70,000	68,101
Duke Energy Field Services LLC Notes 6.88% due 02/01/11	35,000	36,645
Dynegy-Roseton Danskammer Pass Through Certs Series B 7.67% due 11/08/16	75,000	74,625

El Paso Natural Gas Co. Senior Notes 5.95% due 04/15/17	240,000	236,884
Kinder Morgan Energy Partners LP Notes 6.75% due 03/15/11	270,000	283,245
NGPL PipeCo LLC Senior Notes 6.51% due 12/15/12*	275,000	279,213
Panhandle Eastern Pipeline Co. Senior Notes 6.20% due 11/01/17	385,000	379,846
Williams Cos., Inc. Senior Notes 7.88% due 09/01/21	170,000	188,487
		2,354,033
Publishing-Periodicals — 0.0%
The Reader’s Digest Association, Inc. Senior Sub. Notes 9.00% due 02/15/17*	35,000	29,312
Quarrying — 0.1%
Vulcan Materials Co. Senior Notes 6.40% due 11/30/17	100,000	103,040
Vulcan Materials Co. Senior Notes 7.15% due 11/30/37	127,000	130,829
		233,869
Radio — 0.1%
Chancellor Medi Corp. Company Guar. Notes 8.00% due 11/01/08	231,000	238,759
Real Estate Investment Trusts — 1.1%
AvalonBay Communities, Inc. Senior Notes 5.75% due 09/15/16	87,000	84,377
AvalonBay Communities, Inc. Notes 7.50% due 08/01/09	200,000	207,933
Brandywine Operating Partnership LP Senior Notes 5.70% due 05/01/17	25,000	23,159
Brandywine Operating Partnership LP Company Guar. Notes 5.75% due 04/01/12	160,000	158,386
Camden Property Trust Senior Notes 4.38% due 01/15/10	130,000	126,771
Camden Property Trust Notes 6.75% due 09/15/10	80,000	83,090
Colonial Properties Trust Notes 6.25% due 06/15/14	45,000	44,191
Developers Diversified Realty Corp. Notes 3.88% due 01/30/09	180,000	175,881
Developers Diversified Realty Corp. Bonds 5.38% due 10/15/12	90,000	87,499
Equity One, Inc. Company Guar. Notes 6.00% due 09/15/17	160,000	150,172
Health Care Property Investors, Inc. Senior Notes 5.65% due 12/15/13	90,000	87,287
Health Care Property Investors, Inc. Senior Sec. Notes 6.30% due 09/15/16	300,000	292,758
KimCo Realty Corp. Notes 5.19% due 10/01/13	80,000	77,447
KimCo Realty Corp. Notes 5.58% due 11/23/15	180,000	172,219
Liberty Property LP Senior Notes 5.63% due 10/01/17	65,000	65,036
Liberty Property LP Senior Notes 7.75% due 04/15/09	70,000	71,915
Liberty Property LP Senior Notes 8.50% due 08/01/10	230,000	248,663
New Plan Excel Realty Trust Senior Notes 4.50% due 02/01/11	72,000	65,357
PPF Funding, Inc. Bonds 5.35% due 04/15/12*	55,000	54,891
Realty Inc.ome Corp. Senior Notes 6.75% due 08/15/19	160,000	165,059
Simon Property Group LP Notes 4.60% due 06/15/10	75,000	74,555
Simon Property Group LP Notes 5.10% due 06/15/15	145,000	136,327
Simon Property Group LP Notes 5.38% due 08/28/08	35,000	34,906
Simon Property Group LP Notes 5.38% due 06/01/11	180,000	177,723
United Dominion Realty Trust, Inc. Senior Notes 5.25% due 01/15/15	190,000	176,533
Vornado Realty LP Notes 4.50% due 08/15/09	55,000	54,807
		3,096,942
Real Estate Management/Services — 0.1%
AMB Property LP Company Guar. Notes 7.10% due 06/30/08	150,000	151,168
Real Estate Operations & Development — 0.2%
Colonial Realty LP Senior Notes 6.05% due 09/01/16	255,000	236,518
ERP Operating LP Notes 6.63% due 03/15/12	150,000	155,706
Regency Centers LP Company Guar. Notes 4.95% due 04/15/14	100,000	95,399

Regency Centers LP Company Guar. Bonds 5.25% due 08/01/15	105,000	99,521
Regency Centers LP Senior Notes 5.88% due 06/15/17	40,000	38,654
		625,798
Recycling — 0.0%
Aleris International, Inc. Company Guar. Notes 9.00% due 12/15/14	40,000	33,400
Aleris International, Inc. Company Guar. Notes 10.00% due 12/15/16	10,000	8,100
		41,500
Rental Auto/Equipment — 0.2%
Erac USA Finance Co. Company Guar. Notes 7.00% due 10/15/37*	460,000	417,785
Erac USA Finance Co. Notes 7.35% due 06/15/08*	160,000	161,366
United Rentals North America, Inc. Senior Sub. Notes 7.75% due 11/15/13	35,000	30,450
		609,601
Research & Development — 0.0%
Alion Science and Technology Corp. Company Guar. Notes 10.25% due 02/01/15	55,000	46,887
Retail-Drug Store — 0.2%
CVS Caremark Corp. Senior Notes 5.75% due 06/01/17	225,000	226,448
CVS Caremark Corp. Senior Notes 6.25% due 06/01/27	64,000	64,139
CVS Caremark Corp. Pass Through Certs. 6.94% due 01/10/30*	92,000	92,272
CVS Lease Pass Through Trust Pass Through Certs. 6.04% due 12/10/28*	220,011	211,246
		594,105
Retail-Regional Department Stores — 0.1%
Macy’s Retail Holdings, Inc. Company Guar. Notes 5.88% due 01/15/13	400,000	391,849
Retail-Restaurants — 0.1%
Darden Restaurants, Inc. Senior Notes 6.80% due 10/15/37	86,000	85,988
NPC International, Inc. Company Guar. Notes 9.50% due 05/01/14	47,000	42,065
Yum! Brands, Inc. Senior Notes 6.25% due 03/15/18	115,000	116,465
Yum! Brands, Inc. Senior Notes 6.88% due 11/15/37	35,000	34,838
		279,356
Savings & Loans/Thrifts — 0.1%
Washington Mutual Preferred Funding III Notes 6.90% due 06/15/12*(5)(7)	100,000	94,651
Washington Mutual Preferred Funding Delaware Notes 6.53% due 03/15/11*(5)(7)	100,000	61,743
Washington Mutual, Inc. Senior Notes 5.50% due 08/24/11	90,000	80,277
Washington Mutual, Inc. Senior Sub. Notes 7.25% due 11/01/17	65,000	57,248
		293,919
Special Purpose Entities — 0.3%
BAE Systems Holdings, Inc. Notes 5.20% due 08/15/15*	115,000	111,668
Capital One Capital IV Notes 6.75% due 02/17/37(5)	60,000	44,618
Hawker Beechcraft Acquisition Co. LLC / Hawker Beechcraft Notes Co. Senior Sub. Notes 9.75% due 04/01/17*	35,000	34,825
Hexion US Fin Corp. Company Guar. Notes 9.75% due 11/15/14	5,000	5,400
KAR Holdings, Inc. Company Guar. Notes 8.91% due 05/01/14*(5)	25,000	22,688
Norbord Delaware GP I Company Guar. Notes 6.45% due 02/15/17*	45,000	36,080
Pricoa Global Funding I Notes 3.90% due 12/15/08*	200,000	197,848
PrIncipal Life Global Funding I Sec. Notes 5.25% due 01/15/13*	91,000	93,485
PrIncipal Life Global Funding I Notes 6.13% due 10/15/33*	190,000	194,842
Snoqualmie Entertainment Authority Sec. Notes 9.06% due 02/01/14*(5)	50,000	47,250
		788,704
Steel-Producers — 0.2%
International Steel Group, Inc. Senior Notes 6.50% due 04/15/14	120,000	123,219
NuCor Corp. Notes 5.75% due 12/01/17	90,000	90,671
Reliance Steel & Aluminum Co. Company Guar. Notes 6.85% due 11/15/36	210,000	208,409
Ryerson, Inc. Senior Sec. Notes 12.57% due 11/01/14*(5)	50,000	48,000
United States Steel Corp. Senior Notes 7.00% due 02/01/18	80,000	79,465
		549,764

TeleCom Services — 0.4%
Bellsouth TeleCommunications, Inc. Debentures 7.00% due 12/01/95	194,000	202,282
Embarq Corp. Senior Notes 7.08% due 06/01/16	80,000	82,431
PAETEC Holding Corp. Senior Notes 9.50% due 07/15/15*	45,000	44,100
Qwest Corp. Senior Notes 7.50% due 10/01/14	50,000	50,750
Verizon Global Funding Corp. Senior Notes 6.88% due 06/15/12	150,000	162,333
Verizon Global Funding Corp. Notes 7.75% due 12/01/30	440,000	516,059
		1,057,955
Telephone-Integrated — 1.1%
Aliant Communications, Inc. Notes 6.75% due 04/01/28	200,000	183,273
BellSouth Corp. Bonds 5.20% due 09/15/14	190,000	189,624
BellSouth Corp. Senior Notes 6.00% due 10/15/11	800,000	828,597
BellSouth Corp. Bonds 6.55% due 06/15/34	130,000	134,459
Citizens Communications Co. Senior Notes 7.13% due 03/15/19	25,000	23,750
GTE Northwest, Inc. Debentures 5.55% due 10/15/08	39,000	39,080
Level 3 Financing, Inc. Company Guar. Notes 9.25% due 11/01/14	5,000	4,525
New England Telephone & Telegraph Co. Debentures 7.88% due 11/15/29	53,000	60,676
SBC Communications, Inc. Notes 5.10% due 09/15/14	740,000	732,345
Sprint Capital Corp. Company Guar. Bonds 6.38% due 05/01/09	100,000	100,504
Sprint Capital Corp. Company Guar. Notes 6.88% due 11/15/28	120,000	113,804
Sprint Capital Corp. Company Guar. Notes 7.63% due 01/30/11	400,000	416,840
Sprint Nextel Corp. Bonds 6.00% due 12/01/16	100,000	95,779
Verizon New York, Inc. Debentures 6.88% due 04/01/12	34,000	36,074
		2,959,330
Television — 0.2%
CBS Corp. Company Guar. Notes 7.70% due 07/30/10	210,000	222,943
CBS Corp. Company Guar. Notes 7.88% due 07/30/30	90,000	97,675
ION Media Networks, Inc. Sec. Senior Notes 11.49% due 01/15/13*(5)	85,000	83,619
Young Broadcasting, Inc. Company Guar. Notes 10.00% due 03/01/11	20,000	15,625
		419,862
Tobacco — 0.1%
Altria Group, Inc. Senior Notes 7.00% due 11/04/13	235,000	262,809
Altria Group, Inc. Notes 7.65% due 07/01/08	70,000	71,125
Philip Morris Capital Corp. Bonds 7.50% due 07/16/09	40,000	40,800
		374,734
Transport-Air Freight — 0.1%
Atlas Air, Inc. Pass Through Certs. Series 2000-1, Class A 8.71% due 01/02/19	295,473	301,014
Transport-Rail — 0.2%
BNSF Funding Trust I Notes 6.61% due 01/15/26(5)	120,000	112,045
CSX Corp. Senior Notes 6.25% due 03/15/18	228,000	229,164
Union Pacific Corp. Notes 3.88% due 02/15/09	240,000	237,954
		579,163
Transport-Services — 0.1%
FedEx Corp. Company Guar. Notes 5.50% due 08/15/09	38,000	38,420
PHI, Inc. Company Guar. Notes 7.13% due 04/15/13	95,000	91,200
Ryder System, Inc. Notes 5.00% due 06/15/12	71,000	71,787
Ryder System, Inc. Notes 5.85% due 03/01/14	29,000	28,720
		230,127
Travel Service — 0.0%
Travelport LLC Company Guar. Notes 9.75% due 09/01/14(5)	70,000	67,725
Wireless Equipment — 0.0%
Motorola, Inc. Senior Notes 6.63% due 11/15/37	65,000	62,887

Total Corporate Bonds & Notes (cost $64,992,433)		64,445,613
FOREIGN CORPORATE BONDS & NOTES — 5.0%
Agricultural Chemicals — 0.1%
Yara International ASA Notes 5.25% due 12/15/14*	155,000	150,486
Banks-Commercial — 0.8%
Barclays Bank PLC Jr. Sub. Notes 7.43% due 12/15/17*(5)(7)	98,000	101,837
BOI Capital Funding Bank Guar. Notes 6.11% due 02/04/16*(5)(7)	70,000	60,409
Credit Agricole SA Jr. Sub. Notes 6.64% due 05/31/17*(5)(7)	132,000	122,051
HSBC Holdings PLC Sub. Notes 6.50% due 05/02/36	200,000	194,435
HSBC Holdings PLC Sub. Notes 6.50% due 09/15/37	421,500	408,530
Overseas-Chinese Banking Sub. Notes 7.75% due 09/06/11*	250,000	270,264
Royal Bank of Scotland Group PLC Sub. Notes 5.05% due 01/08/15	230,000	224,338
Royal Bank of Scotland Group PLC Sub. Notes 6.38% due 02/01/11	280,000	289,634
Royal Bank of Scotland Group PLC Sub Notes 6.99% due 10/05/17*(5)(7)	140,000	139,579
Russian Agricultural Bank Bonds 6.30% due 05/15/17*	125,000	118,438
Russian Agricultural Bank Bonds 7.18% due 05/16/13	175,000	180,022
VTB Capital SA Senior Notes 6.25% due 07/02/35*	190,000	183,350
		2,292,887
Banks-Money Center — 0.1%
Mizuho Financial Group Cayman, Ltd. Bank Guar. Notes 5.79% due 04/15/14*	300,000	313,780
Beverages-Wine/Spirits — 0.0%
Diageo Capital PLC Company Guar. Notes 5.75% due 10/23/17	60,000	60,341
Brewery — 0.2%
CIA Brasileira de Bebidas Notes 8.75% due 09/15/13	235,000	267,312
SABMiller PLC Notes 6.20% due 07/01/11*	250,000	261,540
		528,852
Building & Construction-Misc. — 0.1%
Conproca SA de CV Secured Sr. Notes 12.00% due 06/16/10	140,000	151,900
Building Products-Cement — 0.0%
C8 Capital SPV, Ltd. Notes 6.64% due 12/31/14*(5)(7)	97,000	91,921
Chemicals-Specialty — 0.1%
Methanex Corp. Notes 6.00% due 08/15/15	220,000	214,691
Cruise Lines — 0.0%
Royal Caribbean Cruises, Ltd. Senior Notes 7.00% due 06/15/13	43,000	42,390
Diversified Financial Services — 0.0%
TNK-BP Finance SA Company Guar. Bonds 7.88% due 03/13/18*	91,000	89,863
Diversified Manufacturing Operations — 0.2%
Bombardier, Inc. Senior Notes 8.00% due 11/15/14*	50,000	52,250
Tyco International Group SA Company Guar. Notes 6.00% due 11/15/13	70,000	71,949
Tyco International Group SA Company Guar. Notes 6.13% due 11/01/08	100,000	100,860
Tyco International Group SA Company Guar. Notes 6.75% due 02/15/11	150,000	157,326
		382,385
Diversified Minerals — 0.0%
Vale Overseas, Ltd. Company Guar. Notes 6.25% due 01/23/17	100,000	100,311
Diversified Operations — 0.2%
Hutchison Whampoa Finance, Ltd. Company Guar. Notes 7.50% due 08/01/27*	150,000	170,039
Hutchison Whampoa International, Ltd. Company Guar. Notes 7.45% due 11/24/33*	215,000	245,201
Pacificorp Australia LLC Bonds 6.15% due 01/15/08*	170,000	170,051
		585,291
Electric-Distribution — 0.0%
United Energy Distribution Holdings Property, Ltd. Senior Notes 4.70% due 04/15/11*	85,000	86,038
Electric-Generation — 0.1%
Abu Dhabi National Energy Co. Notes 6.50% due 10/27/36*	225,000	216,710
Electric-Integrated — 0.2%
EDP Finance BV Senior Notes 6.00% due 02/02/18*	100,000	97,534
Empresa Nacional de Electricidad SA Bonds 7.33% due 02/01/37	78,000	81,605
Enel Finance International SA Company Guar. Notes 6.25% due 09/15/17*	42,000	42,500

Enel Finance International SA Company Guar. Notes 6.80% due 09/15/37*	185,000	185,870
		407,509
Electronic Components-Misc. — 0.0%
NXP BV / NXP Funding LLC Company Guar. Notes 9.50% due 10/15/15	15,000	13,744
Finance-Other Services — 0.0%
Lukoil International Finance BV Company Guar. Notes 6.36% due 06/07/17*	90,000	85,203
Import/Export — 0.1%
Export-Import Bank of Korea Notes 5.50% due 10/17/12	215,000	215,886
Insurance-Multi-line — 0.2%
AXA SA Sub. Notes 6.38% due 12/14/36*(5)(7)	77,000	66,359
AXA SA Sub. Notes 8.60% due 12/15/30	220,000	269,759
ING Groep NV Bonds 5.78% due 12/08/15(5)(7)	132,000	122,033
		458,151
Investment Companies — 0.0%
Xstrata Finance Canada, Ltd. Notes 6.90% due 11/15/37*	65,000	64,650
Medical-Drugs — 0.2%
Angiotech Pharmaceuticals, Inc. Company Guar. Notes 7.75% due 04/01/14	50,000	41,875
Angiotech Pharmaceuticals, Inc. Company Guar. Notes 8.87% due 12/01/13(5)	110,000	104,500
AstraZeneca PLC Notes 6.45% due 09/15/37	290,000	317,746
Elan Finance PLC Company Guar. Bonds 7.75% due 11/15/11	95,000	89,300
		553,421
Metal-Aluminum — 0.0%
Alcan, Inc. Notes 6.13% due 12/15/33	93,000	90,236
Metal-Diversified — 0.1%
Inco, Ltd. Bonds 7.20% due 09/15/32	292,000	312,792
Inco, Ltd. Senior Notes 7.75% due 05/15/12	60,000	65,460
		378,252
Multimedia — 0.1%
The Thomson Corp. Notes 5.70% due 10/01/14	104,000	104,428
Non-Ferrous Metals — 0.1%
Codelo, Inc. Notes 6.38% due 11/30/12*	200,000	214,072
Oil Companies-Exploration & Production — 0.2%
Canadian Natural Resources, Ltd. Notes 6.25% due 03/15/38	280,000	273,579
Nexen, Inc. Bonds 6.40% due 05/15/37	108,000	107,819
OPTI Canada, Inc. Secured Notes 7.88% due 12/15/14*	40,000	39,100
		420,498
Oil Companies-Integrated — 0.1%
Petrobras International Finance Co. Company Guar. Notes 5.88% due 03/01/18	135,000	134,257
Oil-Field Services — 0.1%
Weatherford International, Ltd. Company Guar. Sr. Notes 6.50% due 08/01/36	130,000	129,824
Paper & Related Products — 0.0%
Abitibi-Consolidated, Inc. Notes 8.55% due 08/01/10	50,000	43,750
Alto Parana SA Company Guar. Notes 6.38% due 06/09/17*	20,000	20,859
		64,609
Pipelines — 0.1%
Enbridge, Inc. Bonds 5.80% due 06/15/14	224,000	227,671
Printing-Commercial — 0.0%
Quebecor World Capital Corp. Senior Notes 8.75% due 03/15/16*(10)	25,000	18,406
Property Trust — 0.1%
Westfield Group 5.40% due 10/01/12*	320,000	325,490
Retail-Major Department Stores — 0.0%
Marks & Spencer PLC Senior Notes 7.13% due 12/01/37*	72,000	69,929
Satellite Telecom — 0.0%
Intelsat Bermuda, Ltd. Company Guar. Notes 8.87% due 01/15/15	70,000	70,175
Intelsat Intermediate Holding Co., Ltd. Senior Notes 9.25% due 02/01/15(8)	20,000	16,350
		86,525
Special Purpose Entities — 0.3%
National Gas Co. Notes 6.05% due 01/15/36*	325,000	308,962
SMFG Preferred Capital, Ltd. Notes 6.08% due 01/25/17*(5)(7)	111,000	102,256

UFJ Finance Aruba AEC Bonds 6.75% due 07/15/13	390,000	423,684
		834,902
Telecom Services — 0.0%
Global Crossing UK Finance PLC Company Guar. Notes 10.75% due 12/15/14	5,000	5,225
TELUS Corp. Notes 8.00% due 06/01/11	21,000	22,753
		27,978
Telephone-Integrated — 1.2%
British Telecom PLC Senior Notes 5.15% due 01/15/13	92,000	91,801
British Telecommunications PLC Notes 8.13% due 12/15/10	350,000	384,072
British Telecommunications PLC Bonds 8.63% due 12/15/30	176,000	232,958
Deutsche Telekom International Finance BV Company Guar. Bonds 8.50% due 06/15/10	220,000	234,870
Deutsche Telekom International Finance BV Company Guar. Bonds 8.75% due 06/15/30	320,000	399,281
France Telecom SA Bonds 7.75% due 03/01/11	180,000	193,468
France Telecom SA Notes 8.50% due 03/01/31	115,000	149,116
Telecom Italia Capital SA Company Guar. Bonds 6.20% due 07/18/11	1,245,000	1,279,521
Telefonica Emisones SAU Company Guar. Notes 7.05% due 06/20/36	75,000	83,834
Telefonica Europe BV Company Guar. Bonds 7.75% due 09/15/10	280,000	299,699
		3,348,620
Transport-Marine — 0.1%
DP World, Ltd. Bonds 6.85% due 07/02/37*	364,000	343,940
Total Foreign Corporate Bonds & Notes (cost $13,968,610)		13,926,047
FOREIGN GOVERNMENT AGENCIES — 0.9%
Sovereign — 0.9%
Federal Republic of Brazil Notes 8.00% due 01/15/18	500,000	559,500
Province of Quebec Debentures 7.50% due 09/15/29	116,000	151,685
Republic of Argentina Notes 8.28% due 12/31/33	580,479	557,259
Republic of Turkey Senior Notes 11.88% due 01/15/30	400,000	630,000
Republic of Venezuela Bonds 9.25% due 09/15/27	200,000	199,500
United Mexican States Notes 6.75% due 09/27/34	448,000	494,816
Total Foreign Government Agencies (cost $2,581,665)		2,592,760
U.S. GOVERNMENT AGENCIES — 24.0%
Federal Home Loan Bank — 0.2%
6.00% due 11/01/37	422,640	428,951
Federal Home Loan Mtg. Corp. — 5.4%
4.13% due 07/12/10	556,000	562,845
4.50% due 01/15/13	1,579,000	1,616,557
5.00% due 07/01/35	218,198	213,034
5.00% due 10/01/35	1,148,770	1,121,582
5.00% due 11/01/36	382,013	372,816
5.00% due 12/01/36	779,154	760,395
5.00% due 01/01/37	335,799	327,714
5.00% due 04/01/37	950,909	927,848
5.47% due 03/01/36(5)	185,056	185,618
5.50% due 07/01/37	725,580	724,082
5.50% due 08/01/37	46,859	46,762
5.50% due Jan TBA	3,150,000	3,143,108
5.75% due 03/15/09	50,000	51,099
5.81% due 01/01/37(5)	222,126	225,349
5.98% due 10/01/36(5)	840,917	856,100
6.00% due 10/01/37	1,268,635	1,287,580
6.25% due 07/15/32	206,000	245,445
6.50% due 03/01/37	687,642	706,852
6.75% due 03/15/31	100,000	125,305
Federal Home Loan Mtg. Corp., REMIC Series 3312, Class LB 5.50% due 11/15/25(3)	1,200,000	1,217,872
Federal Home Loan Mtg. Corp., REMIC Series 3349, Class HB 5.50% due 06/15/31(3)	439,000	446,397
		15,164,360
Federal National Mtg. Assoc. — 5.0%
4.47% due 02/01/34(5)	340,957	337,792
4.50% due 11/01/22	1,900,000	1,868,203
4.65% due 07/01/35(5)	60,667	60,345
4.67% due 10/01/35(5)	220,045	220,743
4.87% due 01/01/35(5)	592,410	595,484
5.00% due 07/01/37	614,151	599,256
5.01% due 12/01/35(5)	62,634	62,943
5.32% due 11/01/36(5)	92,328	94,147
5.38% due 11/15/11	500,000	528,441
5.50% due 11/01/22	295,524	299,358
5.50% due 11/01/36	2,127,657	2,125,358
5.50% due 12/01/36	325,702	325,350
5.50% due 05/01/37	1,751,786	1,749,812
5.50% due 07/01/37	1,121,456	1,120,192
6.00% due 05/15/11	250,000	268,277
6.00% due 10/01/36	1,315,119	1,335,758
6.50% due 07/01/36	386,044	396,870
6.63% due 11/15/30	107,000	132,040
7.00% due 08/01/37	198,004	205,973
7.00% due 09/01/37	579,942	603,282
7.00% due 10/01/37	762,456	793,142

7.25% due 01/15/10	200,000	214,350
		13,937,116
Government National Mtg. Assoc. — 13.4%
4.50% due 04/15/18	228,958	225,375
4.50% due 05/15/18	1,359,358	1,338,066
4.50% due 08/15/18	72,730	71,591
4.50% due 09/15/18	559,543	550,779
4.50% due 10/15/18	2,345,665	2,308,922
4.50% due 09/15/33	701,203	671,524
5.00% due 06/15/33	24,569	24,218
5.00% due 08/15/33	140,026	138,020
5.00% due 09/15/33	211,573	208,542
5.00% due 10/15/33	151,239	149,072
5.00% due 11/15/33	16,803	16,562
5.00% due 06/15/34	578,406	570,138
5.00% due 05/15/35	24,475	24,124
5.00% due 09/15/35	26,753	26,370
5.00% due 11/15/35	976,713	962,720
5.00% due 02/15/36	753,716	742,758
5.00% due 02/20/36	1,863,707	1,820,303
5.00% due 03/15/36	663,429	653,783
5.00% due 05/15/36	871,185	858,518
5.00% due 06/15/36	859,547	847,049
5.00% due 08/15/36	49,097	48,383
5.50% due 02/15/32	39,520	39,854
5.50% due 03/15/32	40,479	40,817
5.50% due 12/15/32	58,955	59,453
5.50% due 01/15/33	26,904	27,115
5.50% due 02/15/33	177,181	178,565
5.50% due 03/15/33	609,191	613,951
5.50% due 04/15/33	1,869,322	1,884,010
5.50% due 05/15/33	24,214	24,403
5.50% due 06/15/33	2,536,051	2,555,865
5.50% due 07/15/33	1,872,902	1,887,533
5.50% due 08/15/33	310,524	312,951
5.50% due 09/15/33	44,549	44,897
5.50% due 11/15/33	293,789	296,085
5.50% due 12/15/33	18,898	19,045
5.50% due 01/15/34	785,685	791,658
5.50% due 02/15/34	340,005	342,589
6.00% due 04/15/28	850,317	873,853
6.00% due 01/15/29	146,434	150,411
6.00% due 03/15/29	212,794	218,574
6.00% due 11/15/31	72,000	73,889
6.00% due 12/15/31	176,497	181,127
6.00% due 04/15/32	153,766	157,711
6.00% due 08/15/32	42,444	43,533
6.00% due 09/15/32	131,005	134,366
6.00% due 10/15/32	409,417	419,921
6.00% due 11/15/32	159,529	163,622
6.00% due 01/15/33	22,585	23,152
6.00% due 02/15/33	271,721	278,533
6.00% due 03/15/33	64,746	66,369
6.00% due 09/15/33	144,823	148,453
6.00% due 01/15/34	742,947	761,400
6.00% due 03/15/34	212,133	217,402
6.00% due 05/15/34	153,515	157,328
6.00% due 07/15/34	97,242	99,657
6.00% due 08/15/34	905,315	927,802
6.00% due 09/15/34	134,545	137,887
6.00% due 11/15/34	528,979	542,118
6.00% due 03/15/35	563,675	577,494
6.00% due 08/15/35	514,965	527,589
6.00% due 01/15/36	251,783	257,829
6.00% due 02/15/36	370,146	379,034
6.00% due 04/15/36	794,488	813,564
6.00% due 05/15/36	392,648	402,076
6.00% due 06/15/36	1,529,086	1,565,800
6.00% due 07/15/36	357,433	366,015
6.00% due 08/15/36	1,012,740	1,037,242
6.00% due 09/15/36	1,243,414	1,273,270
6.00% due 10/15/36	1,741,648	1,783,597
6.00% due 11/15/36	694,817	711,500
6.00% due 12/15/36	246,807	252,733
6.50% due 09/15/28	20,357	21,128
6.50% due 06/15/31	19,150	19,854
6.50% due 09/15/31	56,278	58,348
6.50% due 10/15/31	20,387	21,137
6.50% due 11/15/31	12,533	12,994
6.50% due 12/15/31	27,803	28,826
7.50% due 09/15/30	27,735	29,587
		37,292,333
Total U.S. Government Agencies (cost $66,307,687)		66,822,760
U.S. GOVERNMENT TREASURIES — 36.4%
United States Treasury Bonds — 2.8%
4.75% due 02/15/37	2,070,000	2,166,383
5.00% due 05/15/37	1,000,000	1,089,922
5.38% due 02/15/31	708,000	797,662
6.25% due 08/15/23	531,000	635,748
7.13% due 02/15/23	249,000	321,327
7.25% due 08/15/22	60,000	77,906
7.88% due 02/15/21	1,540,000	2,071,300
8.13% due 05/15/21	30,000	41,217
8.75% due 08/15/20	42,000	59,801
8.88% due 02/15/19	124,000	174,385
9.00% due 11/15/18	100,000	141,391
9.13% due 05/15/18	75,000	106,060
		7,683,102
United States Treasury Notes — 33.2%
2.00% due 11/15/17	800,000	813,938
2.63% due 05/15/08	1,060,000	1,057,268
3.38% due 11/30/12	2,000,000	1,993,282
3.88% due 10/31/12	5,000,000	5,098,045
3.88% due 02/15/13	8,815,000	8,991,300
4.00% due 11/15/12	8,421,000	8,647,971
4.00% due 02/15/14	278,000	284,016
4.00% due 02/15/15	3,310,000	3,356,807
4.25% due 09/30/12	6,000,000	6,210,468
4.25% due 08/15/13	1,345,000	1,394,071
4.25% due 11/15/13	2,056,000	2,131,655
4.25% due 08/15/14	136,000	140,622
4.25% due 11/15/14	4,381,000	4,519,619
4.25% due 11/15/17	360,000	366,272
4.38% due 12/15/10	1,000,000	1,037,188
4.38% due 08/15/12	12,479,000	13,023,010
4.50% due 09/30/11	3,200,000	3,338,499
4.50% due 03/31/12	850,000	888,383
4.50% due 05/15/17	9,670,000	10,022,800
4.63% due 08/31/11	1,876,000	1,963,938
4.63% due 11/15/16	110,000	115,199
4.75% due 11/15/08	1,572,000	1,589,685
4.75% due 05/15/14	430,000	457,244
4.75% due 08/15/17	600,000	633,703
4.88% due 06/30/09	2,000,000	1,997,282
4.88% due 05/31/11	3,600,000	3,794,062
4.88% due 02/15/12	448,000	475,230
5.00% due 02/15/11	1,250,000	1,320,020
5.00% due 08/15/11	809,000	857,034
5.13% due 06/30/08	3,000,000	3,024,843

5.50% due 02/15/08	84,000	84,217
5.63% due 05/15/08	90,000	90,724
5.75% due 08/15/10	789,000	841,887
6.00% due 08/15/09	1,293,000	1,352,094
6.50% due 02/15/10	1,395,000	1,491,669
		93,404,045
Total U.S. Government Treasuries (cost $96,892,082)		101,087,147
EXCHANGE TRADED FUNDS — 1.2%
Index Fund-Debt — 1.2%
iShares Lehman 7-10 Year Treasury Bond Fund (cost $3,238,538)	37,600	3,270,072
Total Long-Term Investment Securities (cost $264,575,959)		268,678,220
REPURCHASE AGREEMENTS — 2.5%
Agreement with State Street Bank & Trust Co., bearing interest at 2.00%, dated 12/31/07, to be repurchased 01/02/08 in the amount of $3,871,430 and collateralized by $3,725,000 of United States Treasury Notes, bearing interest at 4.63%, due 08/31/11 and having an approximate value of $3,953,156.	3,871,000	3,871,000
Agreement with State Street Bank & Trust Co., bearing interest at 2.00%, dated 12/31/07, to be repurchased 01/02/08 in the amount of $381,056 and collateralized by $335,000 of United States Treasury Bonds, bearing interest at 6.00%, due 02/15/26 and having an approximate value of $394,463.	381,000	381,000
Bank of America Joint Repurchase Agreement(11)	790,000	790,000
UBS Securities, LLC Joint Repurchase Agreement(11)	1,824,000	1,824,000
Total Repurchase Agreements (cost $6,866,000)		6,866,000
TOTAL INVESTMENTS (cost $271,441,959) (6)	99.1%	275,544,220
Other assets less liabilities	0.9	2,499,566
NET ASSETS	100.0%	$278,043,786

BONDS & NOTES SOLD SHORT — (1.1%)
U.S. Government Agencies — (1.1%)
Federal National Mtg. Assoc., 5.50% due Jan TBA (Proceeds ($3,139,664))	(3,150,000)	(3,146,063)

*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At December 31, 2007, the aggregate value of these securities was $11,489,492 representing 4.13% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.

(1)		Commercial Mortgage Backed Security
(2)		Variable Rate Security - the rate reflected is as of December 31, 2007, maturity date reflects the stated maturity date.
(3)		Collateralized Mortgage Obligation
(4)		Fair valued security; see Note 1
(5)		Floating rate security where the rate fluctuates. The rate moves up or down at each reset date. The rate reflected is as of December 31, 2007.
(6)		See Note 4 for cost of investments on a tax basis.
(7)		Perpetual maturity - maturity date reflects the next call date.
(8)		“Step-up” security where the rate increases (“steps-up”) at a predetermined rate. Rate shown reflects the increased rate.
(9)		Company emerged from bankruptcy subsequent to December 31, 2007
(10)		Company has filed Chapter 11 bankruptcy protection and is considered in default subsequent to December 31, 2007.
(11)		See Note 2 for details of Joint Repurchase Agreements.
REMIC	—	Real Estate Mortgage Investment Conduit
TBA	––	Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal and maturity date will be determined upon settlement date.

See Notes to Portfolio of Investments

Seasons Series Trust

Strategic Fixed Income Portfolio

Portfolio of Investments — December 31, 2007

(unaudited)

Security Description	Principal/Shares Amount (11)	Value (Note 1)
ASSET BACKED SECURITIES — 13.6%
Diversified Financial Services — 13.6%
Accredited Mtg. Loan Trust
Series 2005-4, Class A2B
4.94% due 12/25/35(1)	$1,056,391	$1,051,745
Ace Securities Corp.
Series 2005-HE7, Class A2B
4.97% due 11/25/35(1)	1,175,240	1,170,388
Ace Securities Corp.
Series 2004-HE4, Class M9
7.97% due 12/25/34(1)	157,835	49,482
Asset Backed Funding Certificates
Series 2005-HE2, Class A2C
5.16% due 06/25/35(1)	104,264	104,014
Asset Backed Securities Corp. Home Equity
Series 2006-HE2, Class A2
4.93% due 03/25/36(1)	10,585	10,572
Asset Backed Securities Corp. Home Equity
Series 2005-HE4, Class A1
5.03% due 05/25/35(1)	48,187	47,781
Asset Backed Securities Corp. Home Equity
Series 2004-HE7, Class A2
5.24% due 10/25/34(1)	998	974
Banc of America Commercial Mtg., Inc.
Series 2005-6, Class A4
5.35% due 09/10/47(2)(3)	1,050,000	1,052,289
Bear Stearns Commercial Mtg. Securities
Series 2005-PW10, Class A4
5.41% due 12/11/40(2)	750,000	750,164
Bear Stearns Commercial Mtg. Securities
Series 2007-PW15, Class B
5.44% due 02/11/44*(2)	750,000	658,150
Bear Stearns Commercial Mtg. Securities
Series 2007-T26, Class B
5.77% due 01/12/45*(2)(3)	350,000	309,242
Citifinancial Mtg. Securities, Inc.
Series 2003-4, Class AF6
4.49% due 10/25/33	241,701	234,422
Citigroup/Deutsche Bank Commercial Mtg. Trust
Series 2005-CD1, Class A4
5.40% due 07/15/44(2)(3)	1,000,000	997,083
Citigroup/Deutsche Bank Commercial Mtg. Trust
Series 2007-CD4, Class C
5.48% due 12/11/49(2)	800,000	710,467
Citigroup/Deutsche Bank Commercial Mtg. Trust
Series 2006-CD3, Class A5
5.62% due 10/15/48	700,000	713,623
Countrywide Asset-Backed Certificates
Series 2005-17, Class 1AF1
5.07% due 05/25/36(1)	102,994	102,834
First Franklin Mtg. Loan Asset Backed Certificates
Series 2006-FF12, Class A2
4.91% due 09/25/36(1)	443,680	435,997
Fremont Home Loan Trust
Series 2005-E, Class 2A2
5.03% due 01/25/36(1)	155,443	155,157
GE Capital Commercial Mtg. Corp.
Series 2003-C1, Class A4
4.82% due 01/10/38	126,268	125,834
Greenwich Capital Commercial Funding Corp.
Series 2004-GG1, Class A7
5.32% due 06/10/36(2)	300,000	305,302
Greenwich Capital Commercial Funding Corp.
Series 2007-GG9, Class C
5.55% due 03/10/39(2)	400,000	358,117
GS Mtg. Securities Corp. II
Series 2006-GG6, Class A4
5.55% due 04/10/38(2)	535,000	543,261
HSI Asset Securitization Corp. Trust
Series 2006-OPT4, Class 2A2
4.97% due 03/25/36(1)	300,000	295,062
JP Morgan Chase Commercial Mtg. Securities Corp.
Series 2004-LN2, Class A2
5.12% due 07/15/41	55,768	56,023
JP Morgan Chase Commercial Mtg. Securities Corp.
Series 2004-CB9, Class A4
5.55% due 06/12/41(3)	377,963	389,335
LB-UBS Commercial Mtg. Trust
Series 2004-C7, Class A1A
4.48% due 10/15/29(2)	1,075,022	1,061,304
LB-UBS Commercial Mtg. Trust
Series 2002-C2, Class A4
5.59% due 06/15/31(2)	250,000	258,488
LB-UBS Commercial Mtg. Trust
Series 2006-C1, Class A4
5.16% due 02/15/31(2)	1,000,000	988,740
LB-UBS Commercial Mtg. Trust
Series 2007-C2, Class C
5.61% due 02/15/40(2)	900,000	812,813
MASTR Asset Backed Securities Trust
Series 2006-AB1, Class A1
5.01% due 02/25/36(1)	97,960	97,242
Merrill Lynch Mtg. Investors, Inc.
Series 2006-RM2, Class A1B
5.10% due 05/25/37(1)	610,525	583,261
Morgan Stanley ABS Capital I
Series 2006-NC4, Class A2A
4.89% due 06/25/36(1)	95,892	94,566
Morgan Stanley ABS Capital I
Series 2006-HE4, Class A1
4.91% due 06/25/36(1)	403,078	397,529
Morgan Stanley ABS Capital I
Series 2006-NC3, Class A2B
4.99% due 03/25/36(1)	450,000	441,038
Morgan Stanley Capital I
Series 2004-IQ7, Class A4
5.54% due 06/15/38(2)(3)	150,000	153,826
Novastar Home Equity Loan
Series 2004-4, Class M4
5.97% due 03/25/35(1)	500,000	426,337
Ownit Mtg. Loan Asset Backed Certificates
Series 2006-6, Class A2B
4.97% due 09/25/37(1)	575,000	521,541
Residential Asset Securities Corp.
Series 2004-KS6, Class AI3
4.16% due 07/25/30	38,642	38,140

Residential Asset Securities Corp.
Series 2005-AHL2, Class A2
5.13% due 10/25/35(1)	124,518	120,608
Residential Funding Mtg. Securities II, Inc.
Series 2006-HI1, Class A1
4.97% due 02/25/36(1)	213,065	211,022
Securitized Asset Backed Receivables LLC Trust
Series 2006-FR1, Class A2A
4.93% due 11/25/35(1)	17,728	17,697
Structured Asset Investment Loan Trust
Series 2004-1, Class M5
7.86% due 02/25/34(1)	108,693	29,369
Wachovia Asset Securitization, Inc.
Series 2003-HE3, Class A
5.11% due 11/25/33(1)	119,953	115,553
Total Asset Backed Securities
(cost $17,622,083)		16,996,392
CONVERTIBLE BONDS & NOTES — 0.1%
Electronic Components-Semiconductors — 0.1%
Spansion, Inc.
Senior Sub. Notes
2.25% due 06/15/16*	195,000	112,613
Medical-Biomedical/Gene — 0.0%
Nektar Therapeutics
Sub. Notes
3.25% due 09/28/12	25,000	20,625
Telecom Services — 0.0%
ICO North America, Inc.
Notes
7.50% due 08/15/09(4)(6)(16)	25,000	24,500
Total Convertible Bonds & Notes
(cost $208,863)		157,738
CORPORATE BONDS & NOTES — 36.9%
Advertising Services — 0.1%
R.H. Donnelley Corp.
Senior Notes
6.88% due 01/15/13	50,000	44,750
R.H. Donnelley Corp.
Senior Notes
8.88% due 10/15/17*	150,000	138,750
		183,500
Agricultural Chemicals — 0.7%
Mosaic Global Holdings, Inc.
Debentures
7.38% due 08/01/18	55,000	55,275
Terra Capital, Inc.
Company Guar. Notes
7.00% due 02/01/17	360,000	351,900
The Mosaic Co.
Senior Notes
7.38% due 12/01/14*	335,000	358,450
The Mosaic Co.
Senior Notes
7.63% due 12/01/16*	150,000	162,000
		927,625
Airlines — 0.4%
American Airlines, Inc.
Pass Through Certs.
Series 2001-1, Class A-2
6.82% due 05/23/11	275,000	266,406
Continental Airlines, Inc.
Pass Through Certs.,
Series 1991, Class A
6.55% due 02/02/19	115,785	116,365
Delta Air Lines, Inc.
Pass Through Certs.
Series 2000-1, Class A-2
7.57% due 11/18/10	50,000	50,500
United AirLines, Inc.
Pass Through Certs.
Series 2001-1, Class A-2
6.20% due 09/01/08	9,596	9,548
		442,819
Applications Software — 0.1%
SS&C Technologies, Inc.
Company Guar. Notes
11.75% due 12/01/13	110,000	118,800
Auto-Cars/Light Trucks — 0.5%
Ford Motor Co.
Debentures
6.38% due 02/01/29	500,000	332,500
General Motors Corp.
Debentures
8.25% due 07/15/23	300,000	238,500
General Motors Corp.
Senior Bonds
8.38% due 07/15/33	15,000	12,075
		583,075
Auto/Truck Parts & Equipment-Original — 0.2%
Lear Corp.
Senior Notes
8.75% due 12/01/16	160,000	145,600
Visteon Corp.
Senior Notes
8.25% due 08/01/10	60,000	53,100
		198,700
Beverages-Non-alcoholic — 0.0%
Cott Beverages USA Inc.
Company Guar. Notes
8.00% due 12/15/11	50,000	46,500
Broadcast Services/Program — 0.3%
Fisher Communications, Inc.
Senior Notes
8.63% due 09/15/14	216,000	220,590

Liberty Media LLC
Bonds
7.88% due 07/15/09	125,000	126,905
Nexstar Finance, Inc.
Senior Sub. Notes
7.00% due 01/15/14	80,000	74,500
		421,995
Building & Construction Products-Misc. — 0.5%
Associated Materials, Inc.
Senior Sub. Notes
9.75% due 04/15/12	190,000	193,800
Dayton Superior Corp.
Senior Sec. Notes
10.75% due 09/15/08	210,000	215,512
Interline Brands, Inc.
Senior Sub. Notes
8.13% due 06/15/14	135,000	133,650
NTK Holdings, Inc.
Senior Notes
10.75% due 03/01/14(8)	100,000	58,500
		601,462
Building Products-Wood — 0.1%
Masonite Corp.
Company Guar. Notes
11.00% due 04/06/15	112,000	87,360
Cable TV — 1.3%
CCH II LLC/CCH II Capital Corp.
Senior Notes
10.25% due 09/15/10	75,000	73,500
CCH II LLC/CCH II Capital Corp.
Senior Notes, Series B
10.25% due 09/15/10	210,000	204,750
CCH II LLC/CCH II Capital Corp.
Company Guar. Notes
10.25% due 10/01/13	577,000	552,477
CCH II LLC/CCH II Capital Corp.
Company Guar. Notes
11.00% due 10/01/15	356,000	288,360
CCO Holdings LLC/CCO Holdings
Capital Corp.
Senior Notes
8.75% due 11/15/13	185,000	176,675
CSC Holdings, Inc.
Senior Notes
7.63% due 04/01/11	190,000	189,525
CSC Holdings, Inc.
Senior Notes
8.13% due 07/15/09	150,000	152,438
		1,637,725
Casino Hotels — 0.8%
Circus & Eldorado Joint Venture
1st Mtg. Notes
10.13% due 03/01/12	260,000	268,450
Eldorado Casino Corp. (Shreveport)
Sec. Bonds
10.00% due 08/01/12(6)(7)	156,000	154,635
MGM Mirage, Inc.
Senior Notes
5.88% due 02/27/14	285,000	260,775
Seminole Hard Rock Entertainment, Inc.
Sec. Notes
7.49% due 03/15/14*(1)	95,000	90,725
Station Casinos, Inc.
Senior Sub. Notes
6.63% due 03/15/18	15,000	10,275
Station Casinos, Inc.
Senior Sub. Notes
6.88% due 03/01/16	145,000	105,850
Turning Stone Resort Casino Enterprise
Senior Notes
9.13% due 09/15/14*	130,000	132,600
		1,023,310
Casino Services — 0.1%
Indianapolis Downs LLC
Sec. Notes
11.00% due 11/01/12*	165,000	159,225
Cellular Telecom — 0.9%
Centennial Communications Corp.
Senior Notes
10.00% due 01/01/13(1)	198,000	205,920
Centennial Communications Corp.
Senior Notes
10.13% due 06/15/13	245,000	257,250
Centennial Communications Corp.
Senior Notes
10.98% due 01/01/13	110,000	112,475
Cricket Communications, Inc.
Company Guar. Notes
9.38% due 11/01/14	35,000	32,812
Cricket Communications, Inc.
Company Guar. Notes
9.38% due 11/01/14*	140,000	131,250
MetroPCS Wireless, Inc.
Senior Notes
9.25% due 11/01/14	140,000	131,600
Rural Cellular Corp.
Senior Sub. Notes
8.12% due 06/01/13(1)	160,000	162,400
Rural Cellular Corp.
Senior Notes
10.66% due 11/01/12(1)	40,000	40,800
		1,074,507
Chemicals-Specialty — 1.4%
Huntsman International LLC
Senior Sub. Notes
7.38% due 01/01/15	260,000	273,000
Huntsman International LLC
Company Guar. Notes
7.88% due 11/15/14	400,000	424,000
Johnsondiversey Holdings, Inc.
Company Guar. Notes
9.63% due 05/15/12	210,000	214,725

Momentive Performance Materials, Inc.
Senior Sub. Notes
11.50% due 12/01/16*	550,000	475,750
Tronox Worldwide LLC
Company Guar. Notes
9.50% due 12/01/12	360,000	347,400
		1,734,875
Commercial Services — 0.0%
DI Finance/DynCorp International
Senior Sub. Notes
9.50% due 02/15/13	26,000	27,203
Computer Services — 0.4%
Compucom Systems, Inc.
Senior Sub. Notes
12.50% due 10/01/15*	240,000	239,400
Sungard Data Systems, Inc.
Company Guar. Notes
9.13% due 08/15/13	300,000	305,250
		544,650
Computers-Integrated Systems — 0.0%
Activant Solutions, Inc.
Company Guar. Notes
9.50% due 05/01/16	25,000	21,625
Consumer Products-Misc. — 0.3%
American Achievement Corp.
Senior Sub. Notes
8.25% due 04/01/12	199,000	194,025
Prestige Brands, Inc.
Senior Sub. Notes
9.25% due 04/15/12	55,000	54,862
Visant Holding Corp.
Senior Notes
8.75% due 12/01/13	5,000	5,025
Visant Holding Corp.
Senior Notes
10.25% due 12/01/13(8)	179,000	167,365
		421,277
Containers-Metal/Glass — 0.4%
Crown Cork & Seal Co., Inc.
Debentures
7.38% due 12/15/26	80,000	72,800
Crown Cork & Seal Co., Inc.
Debentures
8.00% due 04/15/23	145,000	137,750
Owens-Brockway Glass Container, Inc.
Company Guar. Notes
8.25% due 05/15/13	310,000	321,625
Owens-Brockway Glass Container, Inc.
Company Guar. Notes
8.88% due 02/15/09	17,000	17,064
		549,239
Containers-Paper/Plastic — 0.4%
Jefferson Smurfit Corp.
Company Guar. Notes
8.25% due 10/01/12	100,000	98,500
Pliant Corp.
Company Guar. Notes
11.13% due 09/01/09	226,000	186,450
Smurfit-Stone Container Enterprises, Inc.
Senior Notes
8.00% due 03/15/17	255,000	246,394
		531,344
Cosmetics & Toiletries — 0.1%
Revlon Consumer Products Corp.
Senior Sub. Notes
8.63% due 02/01/08	105,000	104,738
Data Processing/Management — 0.2%
Seitel, Inc.
Senior Notes
9.75% due 02/15/14	270,000	230,175
Direct Marketing — 0.3%
Affinity Group, Inc.
Senior Sub. Notes
9.00% due 02/15/12	175,000	166,250
Visant Corp.
Company Guar. Notes
7.63% due 10/01/12	195,000	195,975
		362,225
Distribution/Wholesale — 0.2%
Varietal Distribution, Inc.
Company Guar. Notes
10.25% due 07/15/15*	200,000	191,000
Diversified Manufacturing Operations — 0.3%
Harland Clarke Holdings Corp.
Notes
9.50% due 05/15/15	185,000	160,487
Harland Clarke Holdings Corp.
Notes
9.62% due 05/15/15*(1)	70,000	58,275
Indalex Holding Corp.
Sec. Notes
11.50% due 02/01/14	90,000	79,200
Sally Holdings LLC
Company Guar. Notes
10.50% due 11/15/16	145,000	142,825
		440,787
Electric-Generation — 0.9%
Edison Mission Energy
Senior Notes
7.20% due 05/15/19	75,000	73,688
Edison Mission Energy
Senior Notes
7.50% due 06/15/13	50,000	51,250

Edison Mission Energy
Senior Notes
7.63% due 05/15/27	160,000	150,400
Edison Mission Energy
Senior Notes
7.75% due 06/15/16	30,000	30,900
The AES Corp.
Senior Notes
7.75% due 10/15/15*	250,000	253,750
The AES Corp.
Senior Notes
8.00% due 10/15/17*	425,000	434,562
The AES Corp.
Sec. Notes
8.75% due 05/15/13*	118,000	123,162
The AES Corp.
Senior Notes
8.88% due 02/15/11	5,000	5,213
		1,122,925
Electric-Integrated — 1.1%
Energy Future Holdings Corp.
Company Guar. Notes
10.88% due 11/01/17*	125,000	125,625
Mirant Americas Generation LLC
Senior Notes
8.30% due 05/01/11	645,000	646,612
Mirant Americas Generation LLC
Senior Notes
8.50% due 10/01/21	80,000	73,400
Southern Energy, Inc.
Notes
7.90% due 07/15/09†(4)(6)(16)	175,000	0
Texas Competitive Electric Holdings Co. LLC
Senior Notes
10.25% due 11/01/15*	400,000	396,000
Texas Competitive Electric Holdings Co. LLC
Senior Notes
10.50% due 11/01/16*	100,000	98,750
		1,340,387
Electronic Components-Semiconductors — 0.4%
Advanced Micro Devices, Inc.
Senior Notes
7.75% due 11/01/12	119,000	103,530
Amkor Technology, Inc.
Senior Notes
7.75% due 05/15/13	25,000	23,562
Amkor Technology, Inc.
Senior Notes
9.25% due 06/01/16	170,000	170,425
Freescale Semiconductor, Inc.
Senior Notes
9.13% due 12/15/14	180,000	153,000
Freescale Semiconductor, Inc.
Senior Sub. Notes
10.13% due 12/15/16	105,000	86,625
Spansion, Inc.
Senior Notes
11.25% due 01/15/16*	30,000	25,500
		562,642
Electronics-Military — 0.2%
L-3 Communications Corp.
Company Guar. Notes
6.13% due 07/15/13	185,000	181,762
L-3 Communications Corp.
Company Guar. Notes
6.38% due 10/15/15	75,000	73,875
		255,637
Energy-Alternate Sources — 0.1%
VeraSun Energy Corp.
Senior Notes
9.38% due 06/01/17*	55,000	47,988
VeraSun Energy Corp.
Sec. Notes
9.88% due 12/15/12	105,000	105,787
		153,775
Finance-Auto Loans — 1.6%
Ford Motor Credit Co. LLC
Notes
7.38% due 10/28/09	1,505,000	1,416,575
Ford Motor Credit Co. LLC
Notes
9.69% due 04/15/12(1)	100,000	98,337
GMAC LLC
Senior Notes
6.00% due 12/15/11	15,000	12,580
GMAC LLC
Notes
6.03% due 09/23/08(1)	160,000	154,571
GMAC LLC
Notes
6.88% due 09/15/11	200,000	171,099
GMAC LLC
Notes
6.88% due 08/28/12	120,000	100,556
GMAC LLC
Notes
7.32% due 12/01/14(1)	75,000	60,176
		2,013,894
Finance-Mortgage Loan/Banker — 0.1%
Residential Capital LLC
Company Guar. Notes
7.62% due 05/22/09(1)	150,000	106,500
Residential Capital LLC
Company Guar. Notes
7.81% due 04/17/09(1)	25,000	17,750
		124,250

Food-Meat Products — 0.1%
Smithfield Foods, Inc.
Senior Notes
7.75% due 07/01/17	135,000	130,613
Food-Misc. — 0.1%
Wornick Co.
Sec. Notes
10.88% due 07/15/11†(5)(10)	100,000	64,000
Funeral Services & Related Items — 0.4%
Service Corp. International
Senior Notes
6.75% due 04/01/16	100,000	96,250
Service Corp. International
Senior Notes
7.00% due 06/15/17	330,000	315,975
Service Corp. International
Senior Notes
7.38% due 10/01/14	55,000	55,619
		467,844
Gambling (Non-Hotel) — 0.7%
Downstream Development Authority of the Quapaw Tribe of Oklahoma
Senior Notes
12.00% due 10/15/15*	175,000	163,625
Greektown Holdings LLC
Senior Notes
10.75% due 12/01/13*	265,000	257,712
Jacobs Entertainment, Inc.
Company Guar. Bonds
9.75% due 06/15/14	80,000	74,400
Mohegan Tribal Gaming
Senior Sub. Notes
7.13% due 08/15/14	240,000	232,200
Waterford Gaming LLC
Senior Notes
8.63% due 09/15/14*	137,000	137,000
		864,937
Golf — 0.0%
True Temper Sports, Inc.
Company Guar. Notes
8.38% due 09/15/11	35,000	21,175
Home Furnishings — 0.1%
Simmons Co.
Company Guar. Notes
7.88% due 01/15/14	30,000	27,750
Simmons Co.
Senior Notes
10.00% due 12/15/14(8)	215,000	159,100
		186,850
Hotel/Motel — 0.1%
Gaylord Entertainment Co.
Company Guar. Notes
6.75% due 11/15/14	85,000	80,113
Human Resources — 0.0%
Team Health, Inc.
Company Guar. Notes
11.25% due 12/01/13	45,000	47,700
Independent Power Producers — 1.6%
Calpine Corp.
Sec. Notes
8.50% due 07/15/10*(9)	75,000	80,250
Calpine Corp.
Sec. Notes
8.75% due 07/15/13*(9)	794,000	853,550
NRG Energy, Inc.
Company Guar. Notes
7.38% due 02/01/16	620,000	604,500
NRG Energy, Inc.
Company Guar. Notes
7.38% due 01/15/17	75,000	73,125
Orion Power Holdings, Inc.
Senior Notes
12.00% due 05/01/10	15,000	16,350
Reliant Energy, Inc.
Senior Notes
7.63% due 12/31/14	225,000	222,750
Reliant Energy, Inc.
Senior Notes
7.88% due 12/31/17	145,000	143,550
		1,994,075
Insurance Brokers — 0.2%
USI Holdings Corp.
Senior Notes
8.74% due 11/15/14*(1)	75,000	64,125
USI Holdings Corp.
Senior Sub. Notes
9.75% due 05/15/15*	250,000	201,250
		265,375
Investment Management/Advisor Services — 0.5%
LVB Acquisition Merger Sub, Inc.
Senior Notes
10.00% due 10/15/17*	125,000	127,500
LVB Acquisition Merger Sub, Inc.
Senior Notes
10.38% due 10/15/17*	300,000	299,250
LVB Acquisition Merger Sub, Inc.
Senior Sub. Notes
11.63% due 10/15/17*	175,000	172,375
		599,125
Machinery-Farming — 0.1%
Case Corp.
Notes
7.25% due 01/15/16	15,000	15,000
Case New Holland, Inc.
Senior Notes
6.00% due 06/01/09	100,000	99,500
		114,500
Medical Information Systems — 0.1%
Spheris, Inc.
Senior Sub. Notes
11.00% due 12/15/12	150,000	142,688

Medical Products — 0.3%
ReAble Therapeutics Finance LLC /
ReAble Therapeutics Finance Corp.
Senior Notes
10.88% due 11/15/14*	25,000	24,562
ReAble Therapeutics Finance LLC /
ReAble Therapeutics Finance Corp.
Company Guar. Notes
11.75% due 11/15/14	130,000	118,300
Universal Hospital Services, Inc.
Sec. Notes
8.29% due 06/01/15(1)	65,000	65,000
Universal Hospital Services, Inc.
Sec. Bonds
8.50% due 06/01/15	115,000	116,150
		324,012
Medical-Biomedical/Gene — 0.3%
Bio-Rad Laboratories, Inc.
Senior Sub. Notes
6.13% due 12/15/14	418,000	402,325
Medical-HMO — 0.2%
Multiplan, Inc.
Senior Sub. Notes
10.38% due 04/15/16*	215,000	213,925
Medical-Hospitals — 2.2%
Community Health Systems, Inc.
Senior Notes
8.88% due 07/15/15	785,000	799,719
HCA, Inc.
Senior Notes
6.25% due 02/15/13	145,000	126,875
HCA, Inc.
Senior Notes
8.75% due 09/01/10	50,000	50,438
HCA, Inc.
Senior Notes
9.13% due 11/15/14	185,000	192,400
HCA, Inc.
Senior Notes
9.25% due 11/15/16	1,090,000	1,144,500
HCA, Inc.
Senior Notes
9.63% due 11/15/16	165,000	174,487
IASIS Healthcare Corp.
Bank Guar. Notes
8.75% due 06/15/14	235,000	235,000
		2,723,419
Medical-Nursing Homes — 0.1%
Sun Healthcare Group, Inc.
Senior Notes
9.13% due 04/15/15	125,000	125,938
Metal Processors & Fabrication — 0.1%
Metals USA, Inc.
Sec. Notes
11.13% due 12/01/15	80,000	82,800
Metal-Diversified — 0.9%
Freeport-McMoRan Copper & Gold, Inc.
Senior Notes
8.25% due 04/01/15	210,000	222,600
Freeport-McMoRan Copper & Gold, Inc.
Senior Notes
8.38% due 04/01/17	555,000	595,237
Noranda Aluminium Acquisition Corp.
Senior Notes
8.74% due 05/15/15*(1)	335,000	281,400
Noranda Aluminium Holding Corp.
Senior Notes
10.49% due 11/15/14*(1)	95,000	80,750
		1,179,987
Non-Hazardous Waste Disposal — 0.2%
Allied Waste North America, Inc.
Company Guar. Notes
6.88% due 06/01/17	280,000	273,000
Office Automation & Equipment — 0.2%
IKON Office Solutions, Inc.
Senior Notes
9.93% due 01/01/12*(1)	250,000	252,500
Oil Companies-Exploration & Production — 2.9%
Belden & Blake Corp.
Company Guar. Sec. Notes
8.75% due 07/15/12	25,000	25,250
Brigham Exploration Co.
Company Guar. Notes
9.63% due 05/01/14	175,000	162,312
Chaparral Energy, Inc.
Company Guar. Notes
8.50% due 12/01/15	230,000	207,000
Chaparral Energy, Inc.
Company Guar. Senior Notes
8.88% due 02/01/17*	25,000	22,563
Chesapeake Energy Corp.
Senior Notes
6.25% due 01/15/18	150,000	144,000
Chesapeake Energy Corp.
Senior Notes
6.63% due 01/15/16	355,000	347,012
Chesapeake Energy Corp.
Company Guar. Notes
6.88% due 11/15/20	205,000	196,800
Dune Energy, Inc.
Senior Sec. Notes
10.50% due 06/01/12	75,000	69,000
Encore Acquisition Co.
Senior Sub. Notes
6.00% due 07/15/15	155,000	139,500
Energy Partners, Ltd.
Senior Notes
9.75% due 04/15/14	175,000	165,375
Exco Resources, Inc.
Company Guar. Notes
7.25% due 01/15/11(4)	15,000	14,438

Hilcorp Energy I LP/Hilcorp Finance Co.
Senior Notes
7.75% due 11/01/15*	445,000	437,212
Pemex Project Funding Master Trust
Company Guar.
6.63% due 06/15/35	1,138,000	1,199,491
Quicksilver Resources, Inc.
Company Guar. Notes
7.13% due 04/01/16	75,000	73,688
Sabine Pass LNG LP
Company Guaranteed Senior Notes
7.25% due 11/30/13	105,000	100,275
Sabine Pass LNG LP
Sec. Notes
7.50% due 11/30/16	260,000	248,300
Transmeridian Exploration, Inc.
Company Guar. Notes
12.00% due 12/15/10	55,000	54,450
		3,606,666
Oil-Field Services — 0.3%
Allis-Chalmers Energy, Inc.
Company Guar. Notes
9.00% due 01/15/14	120,000	118,200
Helix Energy Solutions Group, Inc.
Senior Notes
9.50% due 01/15/16*	125,000	127,187
Key Energy Services, Inc.
Senior Notes
8.38% due 12/01/14*	75,000	76,688
		322,075
Paper & Related Products — 0.4%
Abitibi-Consolidated Finance LP
Company Guar. Bonds
7.88% due 08/01/09	50,000	47,625
Bowater, Inc.
Notes
6.50% due 06/15/13	120,000	88,200
Caraustar Industries, Inc.
Notes
7.38% due 06/01/09	170,000	153,000
Georgia-Pacific Corp.
Company Guar. Notes
7.00% due 01/15/15*	125,000	121,562
Georgia-Pacific Corp.
Company Guar. Notes
7.13% due 01/15/17*	65,000	63,213
NewPage Corp.
Senior Notes
10.00% due 05/01/12*	75,000	75,375
		548,975
Physicians Practice Management — 0.2%
US Oncology, Inc.
Senior Sub. Notes
10.75% due 08/15/14	270,000	266,625
Pipelines — 1.9%
Atlas Pipeline Partners LP
Company Guar. Notes
8.13% due 12/15/15	120,000	118,800
Copano Energy LLC
Company Guar. Notes
8.13% due 03/01/16	190,000	191,425
Dynegy Holdings, Inc.
Senior Notes
8.75% due 02/15/12	165,000	166,650
Dynegy-Roseton Danskammer
Pass Through Certs. Series B
7.67% due 11/08/16	255,000	253,725
El Paso Corp.
Senior Sub. Notes
6.88% due 06/15/14	175,000	176,313
El Paso Natural Gas Co.
Debentures
8.63% due 01/15/22	165,000	190,124
MarkWest Energy Partners LP
Senior Notes
6.88% due 11/01/14	135,000	128,588
MarkWest Energy Partners LP
Company Guar. Notes
8.50% due 07/15/16	55,000	55,275
NGC Corp Capital Trust
Guar. Bonds
8.32% due 06/01/27	245,000	215,600
Tennessee Gas Pipeline Co.
Debentures
7.00% due 10/15/28	110,000	111,043
Williams Cos., Inc.
Senior Notes
7.88% due 09/01/21	690,000	765,037
		2,372,580
Poultry — 0.1%
Pilgrim’s Pride Corp.
Senior Sub. Notes
8.38% due 05/01/17	190,000	186,200
Printing-Commercial — 0.1%
Valassis Communications, Inc.
Senior Notes
8.25% due 03/01/15	140,000	124,775
Publishing-Newspapers — 0.0%
Medianews Group, Inc.
Senior Sub. Notes
6.88% due 10/01/13	25,000	15,625
Publishing-Periodicals — 0.2%
The Reader’s Digest Association, Inc.
Senior Sub. Notes
9.00% due 02/15/17*	265,000	221,938
Real Estate Investment Trusts — 0.2%
Omega Healthcare Investors, Inc.
Senior Notes
7.00% due 04/01/14	300,000	297,000
Recycling — 0.4%
Aleris International, Inc.
Company Guar. Notes
9.00% due 12/15/14	455,000	379,925

Aleris International, Inc.
Company Guar. Notes
10.00% due 12/15/16	135,000	109,350
		489,275
Rental Auto/Equipment — 0.3%
Neff Corp.
Company Guar. Notes
10.00% due 06/01/15	90,000	49,050
Rental Service Corp.
Notes
9.50% due 12/01/14	150,000	134,250
United Rentals North America, Inc.
Senior Sub. Notes
7.75% due 11/15/13	265,000	230,550
		413,850
Research & Development — 0.1%
Alion Science and Technology Corp.
Company Guar. Notes
10.25% due 02/01/15	200,000	170,500
Retail-Discount — 0.1%
Dollar General Corp.
Senior Notes
10.63% due 07/15/15*	75,000	68,813
Retail-Drug Store — 0.3%
Rite Aid Corp.
Senior Notes
9.25% due 06/01/13	110,000	96,525
Rite Aid Corp.
Senior Notes
9.50% due 06/15/17	300,000	248,250
		344,775
Retail-Major Department Stores — 0.1%
Saks, Inc.
Company Guar. Notes
9.88% due 10/01/11	75,000	79,500
Retail-Petroleum Products — 0.2%
Ferrellgas LP
Senior Notes
6.75% due 05/01/14	200,000	196,250
Retail-Regional Department Stores — 0.1%
Neiman-Marcus Group, Inc.
Company Guar. Notes
9.00% due 10/15/15	105,000	108,281
Neiman-Marcus Group, Inc.
Senior Sub. Notes
10.38% due 10/15/15	10,000	10,413
		118,694
Retail-Restaurants — 0.2%
Dave & Buster’s, Inc.
Company Guar. Notes
11.25% due 03/15/14	60,000	56,700
NPC International, Inc.
Company Guar. Notes
9.50% due 05/01/14	155,000	138,725
		195,425
Rubber-Tires — 0.2%
Cooper Standard Automotive, Inc.
Company Guar. Notes
8.38% due 12/15/14	270,000	213,975
Satellite Telecom — 0.2%
Intelsat Corp
Notes
6.38% due 01/15/08	200,000	199,750
Soap & Cleaning Preparation — 0.0%
Johnsondiversey Holdings, Inc.
Notes
10.67% due 05/15/13(8)	25,000	25,250
Special Purpose Entities — 1.3%
AAC Group Holding Corp.
Senior Notes
10.25% due 10/01/12(8)	35,000	30,100
Buffalo Thunder Development
Authority
Senior Notes
9.38% due 12/15/14*	165,000	146,850
CCM Merger, Inc.
Notes
8.00% due 08/01/13*	80,000	75,400
Consolidated Communications
Illinois/Texas Holdings, Inc.
Senior Notes
9.75% due 04/01/12	106,000	109,180
Hawker Beechcraft Acquisition Co.
LLC / Hawker Beechcraft Notes Co.
Senior Sub. Notes
9.75% due 04/01/17*	185,000	184,075
Hexion US Fin Corp.
Company Guar. Notes
9.75% due 11/15/14	295,000	318,600
KAR Holdings, Inc.
Senior Notes
8.75% due 05/01/14*	75,000	69,000
KAR Holdings, Inc.
Company Guar. Notes
8.91% due 05/01/14*(1)	105,000	95,287
Local TV Finance LLC
Senior Notes
9.25% due 06/15/15*	115,000	109,825
ModCath Holdings Corp.
Senior Notes
9.88% due 07/15/12	92,000	96,140
MXEnergy Holdings, Inc.
Senior Notes
12.81% due 08/01/11(1)	100,000	95,000
PNA Intermediate Holding Corp.
Senior Notes
11.87% due 02/15/13*(1)	30,000	27,150
Snoqualmie Entertainment Authority
Sec. Notes
9.06% due 02/01/14*(1)	20,000	18,900

Snoqualmie Entertainment Authority
Notes
9.13% due 02/01/15*	305,000	294,325
Southern Star Central Corp.
Senior Notes
6.75% due 03/01/16	25,000	23,938
		1,693,770
Steel-Producers — 0.4%
Ryerson, Inc.
Senior Sec. Notes
12.00% due 11/01/15*	250,000	246,875
Ryerson, Inc.
Senior Sec. Notes
12.57% due 11/01/14*(1)	175,000	168,000
Steel Dynamics, Inc.
Senior Notes
6.75% due 04/01/15*	155,000	149,575
		564,450
Storage/Warehousing — 0.2%
Mobile Mini, Inc.
Notes
6.88% due 05/01/15	85,000	77,350
Mobile Services Group, Inc.
Company Guar. Notes
9.75% due 08/01/14	180,000	165,600
		242,950
Telecom Services — 0.4%
MasTec, Inc.
Senior Notes
7.63% due 02/01/17	50,000	47,000
PAETEC Holding Corp.
Senior Notes
9.50% due 07/15/15*	190,000	186,200
Qwest Corp.
Senior Notes
7.50% due 10/01/14	240,000	243,600
		476,800
Telephone-Integrated — 0.7%
Cincinnati Bell, Inc.
Company Guar. Notes
8.38% due 01/15/14	180,000	175,500
Citizens Communications Co.
Senior Notes
7.13% due 03/15/19	105,000	99,750
Citizens Communications Co.
Senior Notes
9.00% due 08/15/31	151,000	150,622
Level 3 Financing, Inc.
Company Guar. Notes
9.25% due 11/01/14	15,000	13,575
Qwest Capital Funding, Inc.
Notes
7.25% due 02/15/11	125,000	123,125
Qwest Communications International, Inc.
Company Guar. Notes
7.50% due 02/15/14	370,000	369,075
		931,647
Television — 0.9%
Allbritton Communications Co.
Senior Sub. Notes
7.75% due 12/15/12	145,000	143,550
Bonten Media Acquisition Co.
Company Guar. Notes
9.00% due 06/01/15*	40,000	34,900
ION Media Networks, Inc.
Senior Notes
8.49% due 01/15/12*(1)	165,000	160,669
ION Media Networks, Inc.
Sec. Senior Notes
11.49% due 01/15/13*(1)	400,000	393,500
LIN Television Corp.
Senior Sub. Notes
6.50% due 05/15/13	245,000	230,606
Young Broadcasting, Inc.
Senior Sub. Notes
8.75% due 01/15/14	110,000	78,238
Young Broadcasting, Inc.
Company Guar. Notes
10.00% due 03/01/11	170,000	132,812
		1,174,275
Theaters — 0.5%
AMC Entertainment, Inc.
Senior Sub. Notes
8.00% due 03/01/14	300,000	282,000
Cinemark, Inc.
Senior Notes
9.75% due 03/15/14(8)	345,000	321,281
		603,281
Transactional Software — 0.2%
Open Solutions, Inc.
Senior Sub. Notes
9.75% due 02/01/15*	220,000	200,475
Transport-Air Freight — 0.5%
Atlas Air, Inc.
Pass Through Certs.
Series 1991-1, Class A-1
7.20% due 01/02/19	290,875	286,512
Atlas Air, Inc.
Pass Through Certs.
Series 2000-1, Class A
8.71% due 01/02/19	147,737	150,507
Atlas Air, Inc.
Pass Through Certs.
Series 2000-1, Class A
8.71% due 01/02/20*	147,737	150,507

Atlas Air, Inc.
Pass Through Certs.
Series 2000-1, Class B
9.06% due 07/02/17	78,870	98,587
		686,113
Transport-Services — 0.1%
Bristow Group, Inc.
Senior Notes
7.50% due 09/15/17*	40,000	40,200
PHI, Inc.
Company Guar. Notes
7.13% due 04/15/13	45,000	43,200
		83,400
Travel Services — 0.3%
Travelport LLC
Company Guar. Notes
9.88% due 09/01/14	85,000	86,912
Travelport LLC
Company Guar. Notes
11.88% due 09/01/16	300,000	319,875
		406,787
Vitamins & Nutrition Products — 0.0%
General Nutrition Centers, Inc.
Company Guar. Notes
10.01% due 03/15/14(1)	40,000	37,800
Total Corporate Bonds & Notes
(cost $47,908,694)		46,376,416
FOREIGN CORPORATE BONDS & NOTES — 8.1%
Asset Backed Securities — 1.0%
Permanent Financing PLC
5.79% due 06/10/14(1)	1,200,000	1,198,643
Banks-Commercial — 0.5%
Banco Mercantil del Norte SA
Sub. Bonds
6.14% due 10/13/16*(1)	50,000	49,445
HSBK Europe BV
Bank Guar. Notes
7.25% due 05/03/17*	100,000	86,750
Russian Agricultural Bank
Bonds 6.30% due 05/15/17*	306,000	289,935
Russian Agricultural Bank
Notes
7.18% due 05/16/13*	100,000	102,630
TuranAlem Finance BV
Company Guar. Notes
8.25% due 01/22/37*	100,000	85,500
		614,260
Building & Construction-Misc. — 0.0%
North American Energy Partners, Inc.
Senior Notes
8.75% due 12/01/11	15,000	14,813
Building Products-Doors & Windows — 0.0%
Masonite International Corp.
Company Guar. Notes
11.00% due 04/06/15	23,000	17,940
Cellular Telecom — 0.3%
True Move Co., Ltd.
Company Guar.
10.38% due 08/01/14*	100,000	103,913
True Move Co., Ltd.
Company Guar.
10.75% due 12/16/13*	210,000	212,100
UBS Luxembourg S.A.
Notes
8.25% due 05/23/16	100,000	100,000
		416,013
Computers-Memory Devices — 0.1%
Seagate Technology HDD Holdings
Company Guar. Notes
6.80% due 10/01/16	105,000	102,375
Containers-Metal/Glass — 0.3%
Vitro SAB de CV
Company Guar. Notes
9.13% due 02/01/17	375,000	345,000
Vitro SAB De CV
Senior Notes
11.75% due 11/01/13	85,000	88,613
		433,613
Diversified Financial Services — 0.4%
TNK-BP Finance SA
Bonds
7.50% due 07/18/16*	210,000	203,437
TNK-BP Finance SA
Company Guar. Bonds
7.88% due 03/13/18*	260,000	256,750
		460,187
Diversified Manufacturing Operations — 0.2%
Bombardier, Inc.
Senior Notes
8.00% due 11/15/14*	270,000	282,150
Diversified Minerals — 0.6%
Vale Overseas, Ltd.
Company Guar. Bonds
6.88% due 11/21/36	693,000	701,046
Electric-Transmission — 0.1%
EEB International, Ltd.
Company Guar. Notes
8.75% due 10/31/14*	100,000	102,000
Electronic Components-Misc. — 0.2%
NXP BV / NXP Funding LLC
Company Guar. Notes
9.50% due 10/15/15	295,000	270,294
Food-Meat Products — 0.2%
JBS SA
Company Guar. Notes
9.38% due 02/07/11	100,000	97,880
JBS SA
Senior Notes
10.50% due 08/04/16*	175,000	169,750
		267,630

Medical-Drugs — 1.1%
Angiotech Pharmaceuticals, Inc.
Company Guar. Notes
7.75% due 04/01/14		245,000	205,187
Angiotech Pharmaceuticals, Inc.
Company Guar. Notes 8.87% due 12/01/13(1)		165,000	156,750
Elan Finance PLC
Company Guar. Bonds
7.75% due 11/15/11		175,000	164,500
Elan Finance PLC
Company Guar. Notes
8.87% due 11/15/11(1)		780,000	741,000
Elan Finance PLC
Company Guar. Notes
8.88% due 12/01/13		85,000	83,725
			1,351,162
Metal-Diversified — 0.1%
Vale Overseas, Ltd.
Bonds
8.25% due 01/17/34		98,000	113,468
Multimedia — 0.1%
Quebecor Media, Inc.
Senior Notes
7.75% due 03/15/16*		75,000	72,000
Music — 0.0%
Corporacion Interamericana de
Entretenimiento SAB de CV
Senior Notes
8.88% due 06/14/15		30,000	30,450
Oil Companies-Exploration & Production — 1.2%
Compton Petroleum Finance Corp.
Company Guar. Notes
7.63% due 12/01/13		165,000	153,450
Gaz Capital for Gazprom
Notes
6.21% due 11/22/16*		50,000	47,970
OAO Gazprom
Bonds
6.79% due 10/29/09	RUB	16,160,000	656,658
OAO Gazprom
Bonds
6.95% due 08/06/09	RUB	5,670,000	231,583
OAO Gazprom
Bonds
7.00% due 10/27/11	RUB	5,390,000	219,460
OPTI Canada, Inc.
Company Guar. Notes
7.88% due 12/15/14*		175,000	171,062
OPTI Canada, Inc.
Company Guar. Notes
8.25% due 12/15/14*		80,000	79,200
			1,559,383
Oil Companies-Integrated — 0.2%
Petrozuata Finance, Inc.
Company Guar. Notes
8.22% due 04/01/17*		310,000	319,300
Paper & Related Products — 0.2%
Abitibi-Consolidated, Inc.
Notes
5.25% due 06/20/08		20,000	19,150
Abitibi-Consolidated, Inc.
Notes
6.00% due 06/20/13		40,000	27,250
Abitibi-Consolidated, Inc.
Bonds
8.55% due 08/01/10		225,000	196,875
Bowater Canada Finance Corp.
Company Guar. Notes
7.95% due 11/15/11		5,000	4,038
			247,313
Printing-Commercial — 0.2%
Quebecor World Capital Corp.
Senior Notes
8.75% due 03/15/16*(10)(20)		320,000	235,600
Satellite Telecom — 0.6%
Intelsat Bermuda, Ltd.
Company Guar. Notes
8.89% due 01/15/15(1)		285,000	285,712
Intelsat Bermuda, Ltd.
Senior Notes
11.25% due 06/15/16		195,000	201,337
Intelsat Intermediate Holding Co., Ltd.
Senior Notes
9.25% due 02/01/15(8)		225,000	183,938
Intelsat, Ltd.
Senior Notes
6.50% due 11/01/13		60,000	43,650
Intelsat, Ltd.
Senior Notes
7.63% due 04/15/12		65,000	53,300
			767,937
Special Purpose Entity — 0.2%
Hellas Telecommunications
Luxembourg II
Sub. Notes
10.99% due 01/15/15*(1)		225,000	212,063
Steel-Specialty — 0.1%
GTL Trade Finance, Inc.
Company Guar. Notes
7.25% due 10/20/17*		100,000	101,495
Telecom Services — 0.2%
Axtel SA
Senior Notes
7.63% due 02/01/17*		50,000	50,000
Axtel SA
Company Guar. Senior Notes
11.00% due 12/15/13		40,000	43,400
Global Crossing UK Finance PLC
Company Guar. Notes
10.75% due 12/15/14		10,000	10,450
Globo Comunicacoes E Participacoes
SA
Bonds
7.25% due 04/26/22*		100,000	97,250
			201,100
Transport-Marine — 0.0%
Ultrapetrol Bahamas, Ltd.
1st Mtg. Bonds
9.00% due 11/24/14		55,000	52,250

Transport-Rail — 0.0%
Grupo Transportacion Ferroviaria
Mexicana SA de CV
Senior Notes
9.38% due 05/01/12	30,000		31,425
Total Foreign Corporate Bonds & Notes
(cost $10,389,495)			10,175,910
FOREIGN GOVERNMENT AGENCIES — 5.6%
Sovereign — 5.6%
Brazil Nota do Tesouro Nacional
Notes
6.00% due 05/15/45	BRL	331,000	287,866
Brazil Nota do Tesouro Nacional
Notes
10.00% due 01/01/10	BRL	1,000	536
Brazil Nota do Tesouro Nacional
Notes
10.00% due 07/01/10	BRL	1,779,000	940,555
Brazil Nota do Tesouro Nacional
Notes
10.00% due 01/01/12	BRL	225,000	115,470
Federal Republic of Brazil
Bonds
8.25% due 01/20/34	200,000		253,000
Federal Republic of Brazil
Notes
8.75% due 02/04/25	20,000		25,350
Federal Republic of Brazil
Notes
11.00% due 08/17/40	11,000		14,696
Gabonese Republic
Senior Notes
8.20% due 12/12/17*	102,000		105,570
Republic of Argentina
Notes
1.33% due 12/31/38(19)	40,000		16,800
Republic of Argentina
Bonds
5.83% due 12/31/33(3)	ARS	404,337	147,615
Republic of Argentina
Bonds
7.00% due 09/12/13	206,000		181,280
Republic of Argentina
Bonds
8.13% due 04/21/08†(5)	EUR	205,000	96,360
Republic of Argentina
Notes
9.25% due 07/20/04†(12)	EUR	125,000	59,213
Republic of Argentina
Bonds
11.25% due 04/10/06†(12)	DEM	275,000	69,895
Republic of Colombia
Bonds
7.38% due 09/18/37	232,000		258,100
Republic of Colombia
Bonds
10.38% due 01/28/33	8,000		11,940
Republic of Ecuador
Bonds
10.00% due 08/15/30(19)	210,000		203,175
Republic of Indonesia
Bonds
9.75% due 05/15/37	IDR	990,000,000	96,677
Republic of indonesia
Bonds
10.25% due 07/15/22	IDR	1,309,000,000	135,614
Republic of Indonesia
Bonds
10.25% due 07/15/27	IDR	851,000,000	86,965
Republic of Indonesia
Bonds
11.00% due 09/15/25	IDR	764,000,000	83,198
Republic of Panama
Bonds
6.70% due 01/26/36	167,000		176,185
Republic of Panama
Bonds
9.38% due 04/01/29	125,000		170,938
Republic of Peru
Notes
7.35% due 07/21/25	85,000		96,900
Republic of Turkey
Notes
6.88% due 03/17/36	1,141,000		1,121,033
Republic of Turkey
Notes
7.00% due 06/05/20	100,000		103,750
Republic of Turkey
Notes
7.38% due 02/05/25	140,000		147,000
Republic of Venezuela
Bonds
5.75% due 02/26/16	630,000		507,150
Republic of Venezuela
Bonds
7.65% due 04/21/25	100,000		85,500
Republic of Venezuela
Notes
8.50% due 10/08/14	113,000		109,045
Republic of Venezuela
Bonds
9.38% due 01/13/34	308,000		306,460
Republic of Venezuela
Notes
10.75% due 09/19/13	45,000		48,150
Russian Federation
Bonds
7.50% due 03/31/30(19)	304,920		349,316
Russian Federation
Notes
12.75% due 06/24/28	135,000		245,025
United Mexican States
Notes
6.75% due 09/27/34	338,000		373,321
Total Foreign Government Agencies
(cost $7,120,112)			7,029,648

LOANS — 0.4%
Diversified Financial Services — 0.4%
Wind Acquisition Holdings Finance S.A. 12.45% due 12/21/11(4)(6)(13)(14) (cost $509,945)	506,512	507,779

U.S. GOVERNMENT AGENCIES — 31.7%
Federal Home Loan Mtg. Corp. — 12.5%
4.50% due 11/01/19	315,779	310,379
5.00% due 06/01/19	64,131	64,247
5.00% due 09/01/19	164,036	164,335
5.00% due 08/01/20	651,731	652,370
5.00% due 07/01/35	289,835	282,975
5.00% due January TBA	1,550,000	1,512,219
5.50% due 07/01/35	233,824	233,432
5.50% due 09/01/35	472,227	471,435
5.50% due 11/01/37	3,495,543	3,488,328
5.50% due January TBA	950,000	947,921
6.00% due 09/01/22	149,492	152,857
6.00% due 01/01/34	319,055	324,307
6.00% due 08/01/35	396,168	402,380
6.00% due 10/01/37	490,571	497,897
6.00% due January TBA	3,350,000	3,399,205
6.50% due January TBA	2,550,000	2,620,921
Federal Home Loan Mtg. Corp. REMIC Series 2942, Class TF
5.38% due 03/15/35(1)(15)	175,278	173,409
		15,698,617
Federal National Mtg. Assoc. — 19.1%
4.36% due 02/01/34(1)	45,743	45,426
4.50% due 06/01/19	697,368	685,884
4.60% due 12/01/34(1)	93,685	93,885
5.00% due 01/01/20	69,335	69,463
5.00% due 04/01/20	33,464	33,497
5.00% due 06/01/34	666,079	650,636
5.00% due 04/01/35	686,184	669,903
5.00% due 08/01/35	269,812	263,410
5.00% due 09/01/35	1,020,261	996,053
5.00% due January TBA	2,125,000	2,073,203
5.50% due 09/01/19	56,704	57,546
5.50% due 10/01/22	389,521	394,575
5.50% due 02/01/35	556,228	555,888
5.50% due 03/01/35	479,904	479,611
5.50% due 06/01/35	118,686	118,614
5.50% due 07/01/35	280,301	280,130
5.50% due 08/01/35	437,462	437,486
5.50% due 09/01/35	237,685	237,540
5.50% due 11/01/35	1,736,819	1,735,760
5.50% due 02/01/36	443,885	443,405
5.50% due 03/01/36	251,531	251,378
5.50% due 03/01/37	1,199,881	1,198,529
5.50% due 08/01/37	492,388	491,833
5.50% due January TBA	1,200,000	1,198,500
6.00% due 09/01/32	80,895	82,729
6.00% due 10/01/34	321,268	326,683
6.00% due 08/01/35	430,853	438,447
6.00% due 11/01/35	156,319	158,828
6.00% due 01/01/36	400,622	407,054
6.00% due 03/01/36	277,987	282,350
6.00% due 05/01/36	263,173	267,304
6.00% due January TBA	5,400,000	5,482,685
6.50% due 10/20/34	88,895	91,999
6.50% due January TBA	1,375,000	1,413,241
7.50% due 02/01/30	163,856	174,889
Federal National Mtg. Assoc. REMIC Series 2005-58, Class FC
5.11% due 07/25/35(1)(15)	670,945	665,554
Federal National Mtg. Assoc. REMIC Series 2007-1, Class NF
5.11% due 02/25/37(1)(15)	731,518	721,450
		23,975,368
Government National Mtg. Assoc. — 0.1%
6.00% due 02/20/35	109,328	111,633
Total U.S. Government Agencies
(cost $39,574,293)		39,785,618
OTHER INVESTMENTS — 0.1%
Independent Power Producers — 0.1%
Calpine Corp.
Unsecured Claim
Class C-7, Claim No. 2625*(9)(16)(21)
(cost 148,406)	150,000	147,750
COMMON STOCK — 0.2% Independent Power Producers — 0.0%
Mirant Corp.†	217	8,459
Medical-Hospitals — 0.0%
MedCath Corp.†	596	14,638
Oil Companies-Exploration & Production — 0.0%
Transmeridian Exploration, Inc.†	74	147
Oil-Field Services — 0.2%
Trico Marine Services, Inc.†	6,481	239,926
Total Common Stock
(cost $184,172)		263,170
PREFERRED STOCK — 0.4%
Medical-Generic Drugs — 0.1%
Mylan, Inc. 6.50%	150	152,438
Oil Companies-Exploration & Production — 0.3%
EXCO Resources, Inc. Convertible 7.00%, Series A-1(4)(16)	30	322,500

Transmeridian Exploration, Inc. 15.00%, (7)(16)	622		51,004
			373,504
Total Preferred Stock
(cost $506,905)			525,942

Total Long-Term Investment Securities
(cost $124,172,969)			121,966,363
SHORT-TERM INVESTMENT SECURITIES — 16.8%
Foreign Government Agencies — 1.8%
IADB Discount Notes
1.44% due 01/10/08	2,150,000		2,148,127
Foreign Government Treasuries — 0.9%
Bank Negara Malaysia Monetary Notes 2.31% due 02/14/08	MYR	771,777	232,862
2.60% due 03/13/08	MYR	183,000	54,968
2.89% due 05/08/08	MYR	425,000	125,637
3.21% due 04/22/08	MYR	45,000	13,467
Egyptian Treasury Bills 6.35% due 11/11/08	EGP	525,000	89,699
6.98% due 10/28/08	EGP	3,450,000	590,951
			1,107,584
Time Deposits — 5.2%
Euro Time Deposit with State Street Bank & Trust Co. 1.20% due 01/02/08	120,000		120,000
2.10% due 01/02/08	6,361,000		6,361,000
			6,481,000
U.S. Government Agencies — 9.0%
Federal Home Loan Mtg. Corp. 3.71% due 01/30/08	8,000,000		7,975,608
Federal National Mtg. Assoc. 1.86% due 01/16/08	3,350,000		3,344,895
			11,320,503
U.S. Government Treasuries — 0.0%
United States Treasury Bills 1.71% due 02/21/08(18)	30,000		29,872
Total Short-Term Investment Securities
(cost $21,059,727)			21,087,086

TOTAL INVESTMENTS
(cost $145,232,696) (17)	113.9%		143,053,449
Liabilities in excess of other assets	(13.9)		(17,468,094)
NET ASSETS	100.0%		$125,585,355

*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At December 31, 2007, the aggregate value of these securities was $15,454,600 representing 12.3% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.

†	Non-income producing security
(1)	Floating rate security where the rate fluctuates. The rate moves up or down at each reset date. The rate reflected is as of December 31, 2007.
(2)	Commercial Mortgage Backed Security
(3)	Variable Rate Security - the rate reflected is as of December 31, 2007, maturity date reflects the stated maturity date.
(4)

To the extent permitted by the Statement of Additional Information, the Strategic Fixed Income Portfolio may invest in restricted securities.  The Portfolio has no right to demand registration of these securities.  The securities are valued pursuant to Note 1.  Restricted securities held by a Portfolio may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933.  The risk of investing in such securities is generally greater than the risk of investing in the securities of widely held, publicly traded companies.  Lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security.  In addition, these securities may exhibit greater price volatility than securities for which secondary markets exist.  As of December 31, 2007, the Strategic Fixed Income Portfolio held the following restricted securities:

					Market
					Value
	Acquisition	Principal Amount/	Acquisition	Market	Per	% of Net
Name	Date	Shares	Cost	Value	Share	Assets

Exco Resources, Inc. 7.00% Series A-1 Preferred Stock	03/29/2007	30	$300,000	$322,500	$10,750	0.26%
Exco Resources, Inc. 7.25% due 01/15/11	03/29/2007	15,000	15,284	14,438	$96	0.01%
ICO North America, Inc. 7.50% due 08/15/09	08/11/2005	25,000	25,000	24,500	$98	0.02%
Southern Energy, Inc. 7.90% due 07/15/09	01/10/2005	175,000	0	0	$0	0.00%
Wind Acquisition Holdings Finance S.A. 12.45% due 12/21/11	06/21/2007	506,512	509,945	507,779	$100	0.49%
				$869,217		0.78%

(5)	Bond in default
(6)	Illiquid security
(7)	PIK (“Payment-in-Kind”) security. Bond or preferred stock that pays interest/dividends in the form of additional bonds or preferred stocks.
(8)	“Step-up” security where the rate increases (“steps-up”) at a predetermined rate. Rate shown reflects the increased rate.
(9)	Company emerged from bankruptcy subsequent to December 31, 2007.
(10)	Company has filed Chapter 11 bankruptcy protection subsequent to December 31, 2007.
(11)	Denominated in United States dollars unless otherwise indicated.
(12)	Bond in default and did not pay principal at maturity
(13)

The Portfolio invests in Senior Loans which generally pay interest at rates which are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major European banks, such as the London Inter-Bank Offer Rate (“LIBOR”) or the prime rate offered by one or more major United States banks, or the certificate of deposit rate. Senior Loans are generally considered to be restrictive in that the Portfolio is ordinarily contractually obligated to receive approval from the Agent Bank and/or borrower prior to the disposition of a Senior Loan.

(14)

Senior Loans in the Fund’s Portfolio are generally subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because they may be significant economic incentives for a borrower to prepay, prepayments may occur. As a result, the actual remaining maturity may be substantially less than the stated maturities shown.

(15)	Collateralized Mortgage Obligation
(16)	Fair valued security; see Note 1
(17)	See Note 4 for cost of investments on a tax basis.
(18)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(19)	“Step-up” security where the rate increases (“steps-up”) at a predetermined rate. The rate reflected is as of December 31, 2007.
(20)	Bond in default subsequent to December 31, 2007
(21)

The claim is an allowed general unsecured claim against the debtor, Calpine Corp., and is free from any withholding, offset, counterclaim, subordination, or deduction of any kind. Subsequent to December 31, 2007 the final reorganization plan was approved. Unsecured claim holders are expected to recover 99.90% of all debt including penalty interest, as set forth in bankruptcy plan, in the form of new common stock.

ARS	— Argentine Peso
BRL	— Brazilian Real
DEM	— German Mark
EGP	— Egyptian Dollar
EUR	— Euro Dollar
MYR	— Malaysian Ringgit
RUB	— Russian Rubel

REMIC	— Real Estate Mortgage Investment Conduit
TBA	— Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal and maturity date will be determined upon settlement date.

Open Futures Contracts

					Unrealized
Number of		Expiration	Value at	Value as of	Appreciation
Contracts	Description	Date	Trade Date	December 31,2007	(Depreciation)
7 Short	U.S. Treasury 20 Year Bonds	March 2008	$823,637	$814,614	$9,023
5 Long	U.S. Treasury 10 Year Notes	March 2008	566,250	566,953	703
5 Short	U.S. Treasury 5 Year Notes	March 2008	550,390	551,406	(1,016)
					$8,710

See Notes to Portfolio of Investments

SEASONS SERIES TRUST
CASH MANAGEMENT PORTFOLIO

Portfolio of Investments — December 31, 2007

(unaudited)

Security Description	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENT SECURITIES — 94.9%
Asset-Backed Commercial Paper — 53.2%
Barton Capital Corp. 5.20% due 01/10/08*	$4,000,000	$3,994,800
Chariot Funding LLC 5.10% due 02/19/08*	4,000,000	3,972,233
Ciesco LLC 4.90% due 02/11/08*	4,500,000	4,474,478
Concord Minutemen Capital Co. LLC 5.20% due 01/18/08*	3,000,000	2,992,633
Concord Minutemen Capital Co. LLC 5.25% due 01/23/08*	1,000,000	996,792
Fcar Owner Trust 5.00% due 01/03/08	4,500,000	4,498,750
Issuer Entity LLC 5.10% due 10/30/08*(1)(2)(3)(6)	2,402,980	2,137,931
Jupiter Securitization Co. LLC 5.25% due 01/22/08*	3,000,000	2,990,813
Lake Constance Funding LLC 5.10% due 02/05/08*	3,000,000	2,985,125
Lexington Parker Capital Corp. 5.20% due 02/20/08*	2,000,000	1,985,556
North Sea Funding LLC 6.00% due 01/02/08*	4,000,000	3,999,333
Rams Funding Three LLC 5.15% due 02/11/08*(3)	2,687,626	2,687,626
Surrey Funding Corp. 4.15% due 01/31/08*	4,000,000	3,982,833
Versailles CDS LLC 5.30% due 01/29/08*	5,000,000	4,979,389
Victory Receivables Corp. 5.29% due 01/31/08*	4,500,000	4,480,181
Wal-Mart Funding Corp. 5.15% due 01/28/08*	3,000,000	2,988,413
Total Asset-Backed Commercial Paper (cost $54,411,935)		54,146,886
Certificates of Deposit — 2.5%
Chase Bank USA NA 5.17% due 01/14/08 (cost $2,500,000)	2,500,000	2,500,000
Commercial Paper — 8.8%
Citigroup Funding, Inc. 4.89% due 02/14/08	4,000,000	3,976,093
General Electric Capital Corp. 4.58% due 02/19/08	3,000,000	2,981,298
General Electric Capital Corp. 5.05% due 01/18/08	2,000,000	1,995,231
Total Commercial Paper (amortized cost $8,952,622)		8,952,622
Medium Term Notes — 9.5%
Asscher Finance Corp. Notes 5.50% due 07/16/08*(4)	803,000	799,435
SIV Portfolio LLC 4.82% due 01/25/08*(1)(2)(3)(4)(7)(8)	1,500,000	1,305,000
SIV Portfolio LLC 4.83% due 10/25/07*(1)(2)(3)(4)(7)(8)	1,000,000	870,000
Cullinan Finance Corp. Notes 4.32% due 03/25/08*(1)(4)	2,000,000	1,995,600
JPMorgan Chase & Co. Notes 5.22% due 09/11/08(1)	4,000,000	3,997,280
Merrill Lynch & Co., Inc. Senior Notes 5.14% due 12/17/08(1)	750,000	738,622
Total Medium Term Notes (cost $10,052,839)		9,705,937
U.S. Government Agencies — 18.9%
Federal Home Loan Bank Discount Notes 3.25% due 01/02/08 (cost $19,253,262)	19,255,000	19,253,262
U.S. Municipal Bonds & Notes — 2.0%
Texas State Veterans Housing (LOC - Dexia Credit Local) 4.45% due 01/02/08 (cost $2,000,226)	2,000,000	2,000,000

Total Short-Term Investment Securities (cost $97,170,884)		96,558,707

TOTAL INVESTMENTS (cost $97,170,884) (5)	94.9%	96,558,707
Other assets less liabilities	5.1	5,184,325

NET ASSETS	100.0%	$101,743,032

*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At December 31, 2007, the aggregate value of these securities was $54,618,171 representing 53.7% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.

(1)	Floating rate security where the rate fluctuates. The rate moves up or down at each reset date. The rate reflected is as of December 31, 2007.
(2)	Fair valued security; see Note 1
(3)	Illiquid security
(4)	Structured Investment Vehicle
(5)	See Note 4 for cost of investments on a tax basis.
(6)

The secured liquidity notes (“SLNs”) issued by Ottimo Funding Ltd. (“Ottimo”) and previously held by the Portfolio have been restructured. Effective November 1, 2007, the Portfolio exchanged its SLNs for notes (the “New Notes”) issued by a new entity, Issuer Entity, LLC (“Issuer Entity”), in an amount equal to the aggregate outstanding principal amount of all the SLNs owned by the Portfolio, plus accrued and/or accreted interest through the date of issuance of the New Notes. Issuer Entity then tendered SLNs as payment of the purchase price for the collateral which had been owned by Ottimo (and which had secured the SLNs), in an auction conducted pursuant to the Uniform Commercial Code and the terms of the transaction documents governing the SLNs. Issuer Entity acquired the collateral free and clear of any lien or interest on the part of the holders of Ottimo subordinated notes. As a result of this acquisition, the Portfolio now holds New Notes secured by collateral which had secured the SLNs. The New Notes mature on October 30, 2008 and pay interest at a rate based on the weighted average coupon rate of the underlying collateral.

(7)

On August 28, 2007, mark to market losses experienced in the investment portfolio of SIV Portfolio, PLC (“SIV Portfolio”) (formerly Cheyne Finance PLC), the issuer of the underlying notes held by SIV Portfolio LLC, the issuer of the medium term notes (the “Notes”) held by the Fund, triggered the appointment of receivers (Deloitte & Touche LLP) (collectively, the “Receiver”). On October 17, 2007, the Receiver determined that SIV Portfolio was, or was about to become, unable to pay its debts as they came due and that an insolvency event had occurred. As a result of this determination, the Notes became immediately due and payable and are in default as a result of non-payment. These events, which are based on published reports, materially adversely affect the ability of SIV Portfolio to make interest and principal payments due on the Notes. According to additional public reports as of February 14, 2008, the Receiver is in the process of negotiating a refinancing of SIV Portfolio or a sale of its assets, however, there can be no assurance that such a transaction will be consummated. Any such transaction may impact the nature and amount of principal and interest payable to the Fund.

(8)	Security in default
LOC	Letter of Credit

See Notes to Portfolio of Investments

SEASONS SERIES TRUST
FOCUS GROWTH PORTFOLIO

Portfolio of Investments — December 31, 2007

(unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCK — 91.9%
Aerospace/Defense — 7.0%
General Dynamics Corp.	50,015	$4,450,835
Lockheed Martin Corp.	41,180	4,334,607
Spirit Aerosystems Holdings, Inc., Class A†	26,100	900,450
		9,685,892
Agricultural Operations — 5.9%
Bunge, Ltd.	70,145	8,165,579
Applications Software — 2.6%
Microsoft Corp.	102,053	3,633,087
Casino Hotel — 2.5%
Las Vegas Sands Corp.†	33,892	3,492,571
Computers — 14.9%
Apple, Inc.†	84,859	16,808,871
Hewlett-Packard Co.	77,496	3,911,998
		20,720,869
Data Processing/Management — 3.0%
Fiserv, Inc.†	74,900	4,156,201
E-Commerce/Products — 1.5%
NutriSystem, Inc.†	77,500	2,090,950
Electronic Components-Semiconductors — 3.0%
Microchip Technology, Inc.	132,300	4,156,866
Medical Instruments — 8.2%
Intuitive Surgical, Inc.†	35,040	11,370,480
Medical-Biomedical/Gene — 5.6%
Celgene Corp.†	101,218	4,677,284
Genentech, Inc.†	46,034	3,087,500
		7,764,784
Medical-HMO — 3.1%
UnitedHealth Group, Inc.	74,152	4,315,646
Oil Companies-Integrated — 1.9%
Marathon Oil Corp.	43,275	2,633,716
Physical Therapy/Rehabilation Centers — 2.2%
Psychiatric Solutions, Inc.†	92,134	2,994,355
Retail-Apparel/Shoe — 5.6%
Abercrombie & Fitch Co., Class A	66,095	5,285,617
American Eagle Outfitters, Inc.	116,200	2,413,474
		7,699,091
Retail-Regional Department Stores — 1.3%
Kohl’s Corp.†	40,800	1,868,640
Retail-Restaurants — 9.5%
Chipotle Mexican Grill, Inc., Class A†	57,435	8,446,966
McDonald’s Corp.	80,496	4,742,019
		13,188,985
Semiconductors Components-Intergrated Circuits — 2.5%
Integrated Device Technology, Inc.†	301,100	3,405,441
Transactional Software — 2.8%
VeriFone Holdings, Inc.†	168,100	3,908,325
Web Portals/ISP — 8.8%
Google, Inc., Class A†	17,693	12,234,356
Total Long-Term Investment Securities (cost $85,314,794)		127,485,834
SHORT-TERM INVESTMENT SECURITIES — 1.2%
U.S. Government Agencies — 1.2%
Federal Home Loan Bank Discount Notes 1.50% due 01/02/08 (cost $1,699,929)	$1,700,000	$1,699,929
REPURCHASE AGREEMENTS — 8.5%
State Street Bank & Trust Co.., bearing interest at 2.00% dated 12/31/07, to be repurchased 01/02/08 in the amount of $4,066,451 and collateralized by $3,910,000 of United States Treasury Notes, bearing interest at 4.63% due 08/31/11 and having an approximate value of $4,149,488.	4,066,000	4,066,000
State Street Bank & Trust Co. Joint Repurchase Agreement(1)	7,702,000	7,702,000
Total Repurchase Agreements (cost $11,768,000)		11,768,000
TOTAL INVESTMENTS (cost $98,782,723) (2)	101.6%	140,953,763
Liabilities in excess of other assets	(1.6)	(2,235,639)
NET ASSETS	100.0%	$138,718,124

†	Non-income producing security
(1)	See Note 2 for details of Joint Repurchase Agreements.
(2)	See Note 4 for cost of investments on a tax basis.

See Notes to Portfolio of Investments

SEASONS SERIES TRUST
FOCUS TECHNET PORTFOLIO

Portfolio of Investments — December 31, 2007

(unaudited)

Security Description	Shares/Principal Amount	Value (Note 1)
COMMON STOCK — 92.5%
Advertising Sales — 2.7%
Focus Media Holding, Ltd. ADR†	24,105	$1,369,405
Applications Software — 8.3%
Microsoft Corp.	37,900	1,349,240
Salesforce.com, Inc.†	44,460	2,787,197
		4,136,437
Batteries/Battery Systems — 4.2%
Energy Conversion Devices, Inc.†	61,870	2,081,925
Cellular Telecom — 1.9%
NII Holdings, Inc.†	19,600	947,072
Commercial Services-Finance — 2.9%
Bankrate, Inc.†	30,000	1,442,700
Computer Aided Design — 2.6%
Autodesk, Inc.†	25,700	1,278,832
Computers — 10.2%
Apple, Inc.†	19,490	3,860,579
Hewlett-Packard Co.	24,600	1,241,808
		5,102,387
Computers-Integrated Systems — 1.8%
Riverbed Technology, Inc.†	34,645	926,407
Computers-Memory Devices — 3.2%
SanDisk Corp.†	48,680	1,614,716
Consulting Services — 2.3%
Gartner, Inc.†	66,500	1,167,740
Electronic Components-Semiconductors — 3.2%
Intel Corp.	39,000	1,039,740
Texas Instruments, Inc.	17,400	581,160
		1,620,900
Electronic Forms — 2.5%
Adobe Systems, Inc.†	29,000	1,239,170
Energy-Alternate Sources — 6.0%
Suntech Power Holdings Co., Ltd. ADR†	36,505	3,005,092
Enterprise Software/Service — 2.4%
Oracle Corp.†	53,600	1,210,288
Entertainment Software — 2.9%
Electronic Arts, Inc.†	24,650	1,439,807
Finance-Investment Banker/Broker — 2.2%
The Charles Schwab Corp.	43,600	1,113,980
Finance-Other Services — 2.7%
CME Group, Inc.	1,955	1,341,130
Internet Content-Entertainment — 3.0%
Perfect World Co., Ltd. ADR†	53,460	1,490,465
Networking Products — 3.5%
Cisco Systems, Inc.†	29,100	787,737
Juniper Networks, Inc.†	29,170	968,444
		1,756,181
Web Hosting/Design — 5.1%
Equinix, Inc.†	25,305	2,557,576
Web Portals/ISP — 10.6%
Google, Inc., Class A†	7,695	5,320,939
Wireless Equipment — 8.3%
American Tower Corp., Class A†	50,410	2,147,466
Wireless Equipment (continued)
QUALCOMM, Inc.	51,610	2,030,853
		4,178,319
Total Long-Term Investment Securities
(cost $36,478,771)		46,341,468
REPURCHASE AGREEMENTS — 6.1%
Agreement with State Street Bank & Trust Co., bearing interest at 2.00%, dated 12/31/07, to be repurchased 01/02/08 in the amount of $2,351,261 and collateralized by $2,260,000 of United States Treasury Notes, bearing interest at 4.63% due 08/31/11 and having an approximate value of $2,398,425	$2,351,000	2,351,000
State Street Bank & Trust Co.
Joint Repurchase Agreement(1)	693,000	693,000
Total Repurchase Agreements
(cost $3,044,000)		3,044,000
TOTAL INVESTMENTS
(cost $39,522,771) (2)	98.6%	49,385,468
Other assets less liabilities	1.4	698,298
NET ASSETS	100.0%	$50,083,766

†	Non-income producing security
(1)	See Note 2 for details of Joint Repurchase Agreements.
(2)	See Note 4 for cost of investments on a tax basis.
ADR -	American Depository Receipt

See Notes to Portfolio of Investments

SEASONS SERIES TRUST

FOCUS GROWTH AND INCOME PORTFOLIO

Portfolio of Investments — December 31, 2007

(unaudited)

Security Description	Shares/Principal Amount	Value (Note 1)
COMMON STOCK — 90.6%
Aerospace/Defense — 6.0%
General Dynamics Corp.	26,240	$2,335,098
Lockheed Martin Corp.	28,513	3,001,278
		5,336,376
Applications Software — 5.8%
Microsoft Corp.	142,993	5,090,551
Cable TV — 2.9%
Comcast Corp., Special Class A†	143,500	2,600,220
Casino Hotel — 5.6%
Las Vegas Sands Corp.†	47,668	4,912,187
Computers — 10.6%
Apple, Inc.†	17,903	3,546,226
Dell, Inc.†	130,600	3,201,006
Hewlett-Packard Co.	51,589	2,604,213
		9,351,445
Diversified Manufacturing Operations — 2.9%
General Electric Co.	70,000	2,594,900
Finance-Investment Banker/Broker — 5.1%
JPMorgan Chase & Co.	60,000	2,619,000
Morgan Stanley	35,000	1,858,850
		4,477,850
Food-Misc. — 3.0%
Kraft Foods, Inc., Class A	80,000	2,610,400
Medical Information Systems — 3.2%
Eclipsys Corp.†	111,377	2,818,952
Medical-Biomedical/Gene — 2.3%
Genentech, Inc.†	30,996	2,078,902
Medical-HMO — 5.5%
UnitedHealth Group, Inc.	51,025	2,969,655
WellPoint, Inc.†	21,600	1,894,968
		4,864,623
Metal-Diversified — 4.2%
Freeport-McMoRan Copper & Gold, Inc.	36,500	3,739,060
Oil Companies-Integrated — 8.8%
Chevron Corp.	30,000	2,799,900
ExxonMobil Corp.	53,300	4,993,677
		7,793,577
Retail-Apparel/Shoe — 3.1%
American Eagle Outfitters, Inc.	130,000	2,700,100
Retail-Restaurants — 3.6%
McDonald’s Corp.	53,477	3,150,330
Telephone-Integrated — 7.2%
AT&T, Inc.	62,600	2,601,656
Level 3 Communications, Inc.†	1,229,700	3,738,288
		6,339,944
Web Portals/ISP — 3.7%
Google, Inc., Class A†	4,701	3,250,647
Wireless Equipment — 7.1%
Crown Castle International Corp.†	90,100	3,748,160
Motorola, Inc.	158,000	2,534,320
		6,282,480
Total Common Stock (cost $72,560,399)		79,992,544

EXCHANGE TRADED FUNDS — 2.9%
Index Fund — 2.9%
Utilities Select Sector SPDR Fund (cost $2,520,911)	60,000	$2,539,800
Total Long-Term Investment Securities (cost $75,081,310)		82,532,344
SHORT-TERM INVESTMENT SECURITIES — 3.1%
Time Deposit — 2.7%
Euro Time Deposit with State Street Bank & Trust Co. 2.10% due 01/02/08	$2,409,000	2,409,000
U.S. Government Treasuries — 0.4%
United States Treasury Bill
3.55% due 01/03/08	94,000	93,981
3.65% due 01/10/08	160,000	159,854
3.75% due 01/31/08	65,000	64,797
3.80% due 02/07/08	62,000	61,758
		380,390
Total Short-Term Investment Securities (cost $2,789,390)		2,789,390
REPURCHASE AGREEMENTS — 3.4%
Agreement with State Street Bank & Trust Co., bearing interest at 2.00%, dated 12/31/07, to be repurchased 01/02/08 in the amount of $2,148,238 and collateralized by $2,065,000 of the United States Treasury Notes, bearing interest at 4.63%, due 08/31/11 and having an approximate value of $2,191,481	2,148,000	2,148,000
State Street Bank & Trust Co. Joint Repurchase Agreement(1)	821,000	821,000
Total Repurchase Agreements (cost $2,969,000)		2,969,000
TOTAL INVESTMENTS (cost $80,839,700) (2)	100.0%	88,290,734
Liabilities in excess of other assets	0.0	(2,025)
NET ASSETS	100.0%	$88,288,709

†	Non-income producing security
(1)	See Note 2 for details of Joint Repurchase Agreements.
(2)	See Note 4 for cost of investments on a tax basis.

See Notes to Portfolio of Investments

SEASONS SERIES TRUST

FOCUS VALUE PORTFOLIO

Portfolio of Investments — December 31, 2007

(unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCK — 89.3%
Banks-Commercial — 3.3%
Synovus Financial Corp.	250,000	$6,020,000
Banks-Fiduciary — 4.0%
The Bank of New York Mellon Corp.	148,015	7,217,211
Banks-Super Regional — 3.4%
Wachovia Corp.	161,502	6,141,921
Cellular Telecom — 3.0%
NTT DoCoMo, Inc. ADR	336,000	5,510,400
Chemicals-Diversified — 1.7%
The Dow Chemical Co.(3)	77,500	3,055,050
Commercial Services-Finance — 2.9%
H&R Block, Inc.	282,000	5,236,740
Diversified Operations — 4.7%
Hutchison Whampoa, Ltd.(2)	770,600	8,671,735
Electronic Components-Misc. — 3.4%
AVX Corp.	459,568	6,167,403
Electronic Components-Semiconductors — 0.9%
Xilinx, Inc.(3)	77,000	1,683,990
Finance-Investment Banker/Broker — 1.5%
Merrill Lynch & Co., Inc.	51,000	2,737,680
Financial Guarantee Insurance — 1.2%
MBIA, Inc.	112,714	2,099,862
Food-Confectionery — 0.9%
The Hershey Co.	43,000	1,694,200
Insurance-Life/Health — 3.4%
Power Corp Of Canada	154,300	6,273,934
Insurance-Multi-line — 2.1%
Old Republic International Corp.	250,000	3,852,500
Insurance-Property/Casualty — 3.6%
ProAssurance Corp.†	121,100	6,650,812
Machinery-Farming — 1.2%
Alamo Group, Inc.	116,526	2,111,451
Medical-Drugs — 3.3%
Pfizer, Inc.	265,000	6,023,450
Oil Companies-Exploration & Production — 5.2%
Devon Energy Corp.	106,300	9,451,133
Photo Equipment & Supplies — 1.9%
Eastman Kodak Co.	161,000	3,521,070
Publishing-Newspapers — 7.5%
Gannett Co., Inc.	70,000	2,730,000
The New York Times Co., Class A	306,000	5,364,180
The Washington Post Co., Class B	7,000	5,540,010
		13,634,190
Real Estate Operations & Development — 6.1%
Forest City Enterprises, Inc., Class A	98,239	4,365,741
Hang Lung Group, Ltd.(2)	265,000	1,436,066
Hang Lung Properties, Ltd.(2)	1,184,000	5,429,185
		11,230,992
Retail-Auto Parts — 3.6%
AutoZone, Inc.†	55,000	6,595,050
Retail-Building Products — 2.9%
Home Depot, Inc.	198,000	5,334,120

Retail-Office Supplies — 2.9%
Staples, Inc.	230,000	5,306,100
Semiconductors Components-Intergrated Circuits — 2.8%
Linear Technology Corp.	163,357	5,199,653
Steel-Producer — 3.6%
POSCO ADR	44,200	6,648,122
Telephone-Integrated — 4.9%
Deutsche Telekom AG ADR(3)	185,000	4,008,950
Windstream Corp.	376,099	4,896,809
		8,905,759
Transport-Marine — 3.4%
Teekay Corp.	116,800	6,214,928
Total Long-Term Investment Securities (cost $151,995,896)		163,189,456

REPURCHASE AGREEMENTS — 10.1%
Agreement with State Street Bank & Trust Co., bearing interest at 2.00%, dated 12/31/07, to
be repurchased 01/02/08 in the amount of $4,445,494 and collateralized by $4,275,000 of United States Treasury Notes, bearing interest at 4.63% due 08/31/11 and having an approximate value of $4,536,844	$4,445,000	4,445,000
Agreement with State Street Bank & Trust Co., bearing interest at 2.00%, dated 12/31/07, to
be repurchased 01/02/08 in the amount of $14,034,559 and collateralized by $10,985,000 of United States Treasury Bonds, bearing interest at 6.88% due 08/15/25 and having an approximate value of $14,323,578	14,033,000	14,033,000
Total Repurchase Agreements (cost $18,478,000)		18,478,000
TOTAL INVESTMENTS (cost $170,473,896) (1)	99.4%	181,667,456
Other assets less liabilities	0.6	1,120,687
NET ASSETS	100.0%	$182,788,143

†		Non-income producing security
(1)		See Note 4 for cost of investments on a tax basis.
(2)		Security was valued using fair value procedures at December 31, 2007. See Note 1 regarding fair value pricing procedures for foreign equity securities.
(3)

Subsequent to December 31, 2007, the security was sold as a result of an investment restriction violation. Generally each manager may invest in up to ten securities. Northern Trust Investments, N.A. was invested in thirteen securities which was in violation of this restriction.

ADR	—	American Depository Receipt

See Notes to Portfolio of Investments

SEASONS SERIES TRUST

ALLOCATION GROWTH PORTFOLIO

Portfolio of Investments — December 31, 2007

(unaudited)

Security Description	Shares	Value (Note 1)
AFFILIATED REGISTERED INVESTMENT COMPANIES# — 99.8%
Domestic Equity Investment Companies — 69.5%
Seasons Series Trust Focus Growth Portfolio, Class 3†	594,694	$6,537,960
Seasons Series Trust Focus Value Portfolio, Class 3	658,467	10,816,706
Seasons Series Trust Large Cap Growth Portfolio, Class 3	3,175,234	35,356,616
Seasons Series Trust Large Cap Value Portfolio, Class 3	3,590,082	49,929,365
Seasons Series Trust Mid Cap Growth Portfolio, Class 3	442,748	6,543,525
Seasons Series Trust Mid Cap Value Portfolio, Class 3	763,281	13,071,816
Seasons Series Trust Small Cap Portfolio, Class 3	3,267,461	30,484,296
Total Domestic Equity Investment Companies (cost $150,850,407)		152,740,284
Fixed Income Investment Companies — 3.0%
Seasons Series Trust Diversified Fixed Income Portfolio, Class 3	200,514	2,165,180
Seasons Series Trust Strategic Fixed Income Portfolio, Class 3	431,002	4,326,931
Total Fixed Income Investment Companies (cost $6,605,199)		6,492,111
International Equity Investment Company — 27.3%
Seasons Series Trust International Equity Portfolio, Class 3 (cost $56,322,638)	5,068,019	59,886,887
TOTAL INVESTMENTS (cost $213,778,244) (1)	99.8%	219,119,282
Other assets less liabilities	0.2	477,659
NET ASSETS	100.0%	$219,596,941

†	Non-income producing security
#	See Note 3
(1)	See Note 4 for cost of investments on a tax basis.

See Notes to Portfolio of Investments

SEASONS SERIES TRUST

ALLOCATION MODERATE GROWTH PORTFOLIO

Portfolio of Investments — December 31, 2007

(unaudited)

Security Description	Shares	Value (Note 1)
AFFILIATED REGISTERED INVESTMENT COMPANIES#— 100.0%
Domestic Equity Investment Companies — 59.7%
Seasons Series Trust Focus Growth Portfolio, Class 3†	953,256	$10,479,922
Seasons Series Trust Focus Value Portfolio, Class 3	1,272,465	20,902,915
Seasons Series Trust Large Cap Growth Portfolio, Class 3	4,772,810	53,145,822
Seasons Series Trust Large Cap Value Portfolio, Class 3	6,461,361	89,861,918
Seasons Series Trust Mid Cap Growth Portfolio, Class 3	709,409	10,484,612
Seasons Series Trust Mid Cap Value Portfolio, Class 3	1,345,521	23,043,150
Seasons Series Trust Small Cap Portfolio, Class 3	4,713,224	43,972,779
Total Domestic Equity Investment Companies (cost $253,281,174)		251,891,118
Fixed Income Investment Companies — 18.1%
Seasons Series Trust Diversified Fixed Income Portfolio, Class 3	4,716,265	50,926,866
Seasons Series Trust Strategic Fixed Income Portfolio, Class 3	2,528,804	25,387,278
Total Fixed Income Investment Companies (cost $76,308,204)		76,314,144
International Equity Investment Company — 22.2%
Seasons Series Trust International Equity Portfolio, Class 3 (cost $90,661,588)	7,942,272	93,850,868
TOTAL INVESTMENTS (cost $420,250,966) (1)	100.0%	422,056,130
Other assets less liabilities	0.0	85,201
NET ASSETS	100.0%	$422,141,331

†	Non-income producing security
#	See Note 3
(1)	See Note 4 for cost of investments on a tax basis.

See Notes to Portfolio of Investments

SEASONS SERIES TRUST

ALLOCATION MODERATE PORTFOLIO

Portfolio of Investments — December 31, 2007

(unaudited)

Security Description	Shares	Value (Note 1)
AFFILIATED REGISTERED INVESTMENT COMPANIES# — 99.7%
Domestic Equity Investment Companies — 50.2%
Seasons Series Trust Focus Growth Portfolio, Class 3†	446,019	$4,903,447
Seasons Series Trust Focus Value Portfolio, Class 3	666,669	10,951,445
Seasons Series Trust Large Cap Growth Portfolio, Class 3	2,344,272	26,103,755
Seasons Series Trust Large Cap Value Portfolio, Class 3	3,421,921	47,590,653
Seasons Series Trust Mid Cap Growth Portfolio, Class 3	331,740	4,902,907
Seasons Series Trust Mid Cap Value Portfolio, Class 3	715,434	12,252,385
Seasons Series Trust Small Cap Portfolio, Class 3	1,839,073	17,157,928
Total Domestic Equity Investment Companies (cost $124,249,117)		123,862,520
Fixed Income Investment Companies — 32.8%
Seasons Series Trust Diversified Fixed Income Portfolio, Class 3	4,433,568	47,874,266
Seasons Series Trust Strategic Fixed Income Portfolio, Class 3	3,295,085	33,080,160
Total Fixed Income Investment Companies (cost $81,112,579)		80,954,426
International Equity Investment Company — 16.7%
Seasons Series Trust International Equity Portfolio, Class 3 (cost $39,673,315)	3,484,283	41,172,469
TOTAL INVESTMENTS (cost $245,035,011) (1)	99.7%	245,989,415
Other assets less liabilities	0.3	670,419
NET ASSETS	100.0%	$246,659,834

†	Non-income producing security
#	See Note 3
(1)	See Note 4 for cost of investments on a tax basis.

See Notes to Portfolio of Investments

SEASONS SERIES TRUST

ALLOCATION BALANCED PORTFOLIO

Portfolio of Investments — December 31, 2007

(unaudited)

Security Description	Shares	Value (Note 1)
AFFILIATED REGISTERED INVESTMENT COMPANIES# — 100.1%
Domestic Equity Investment Companies — 40.1%
Seasons Series Trust Focus Growth Portfolio, Class 3†	147,739	$1,624,221
Seasons Series Trust Focus Value Portfolio, Class 3	262,081	4,305,226
Seasons Series Trust Large Cap Growth Portfolio, Class 3	738,651	8,224,971
Seasons Series Trust Large Cap Value Portfolio, Class 3	1,319,584	18,352,228
Seasons Series Trust Mid Cap Growth Portfolio, Class 3	146,529	2,165,611
Seasons Series Trust Mid Cap Value Portfolio, Class 3	252,963	4,332,195
Seasons Series Trust Small Cap Portfolio, Class 3	463,464	4,323,964
Total Domestic Equity Investment Companies (cost $43,062,831)		43,328,416
Fixed Income Investment Companies — 47.8%
Seasons Series Trust Diversified Fixed Income Portfolio, Class 3	3,191,703	34,464,444
Seasons Series Trust Strategic Fixed Income Portfolio, Class 3	1,714,861	17,215,913
Total Fixed Investment Companies (cost $51,672,747)		51,680,357
International Equity Investment Company — 12.2%
Seasons Series Trust International Equity Portfolio, Class 3 (cost 12,514,192)	1,119,674	13,230,768
TOTAL INVESTMENTS (cost $107,249,770) (1)	100.1%	108,239,541
Liabilities in excess of other assets	(0.1)	(114,373)
NET ASSETS	100.0%	$108,125,168

†	Non-income producing security
#	See Note 3
(1)	See Note 4 for cost of investments on a tax basis.

See Notes to Portfolio of Investments

NOTES TO PORTFOLIO OF INVESTMENTS-December 31, 2007 - (unaudited)

Note 1. Security Valuations: Stocks are generally valued based upon closing sales prices reported on recognized securities exchanges. Stocks listed on the NASDAQ are valued using the NASDAQ Official Closing Price (“NOCP”). Generally, the NOCP will be the last sale price unless the reported trade for the stock is outside the range of the bid/ask price. In such cases, the NOCP will be the normalized to the nearer of the bid or ask price. For listed securities having no sales reported and for unlisted securities, such securities will be valued based upon the last reported bid price.

As of the close of regular trading on the New York Stock Exchange, securities traded primarily on security exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last-reported bid price. If a security’s price is available from more than one exchange, a portfolio uses the exchange that is primary market for the security. However, depending on the foreign market, closing prices may be up to 15 hours old when they are used to price the Portfolio’s shares, and the Portfolio may determine that certain closing prices are unreliable.This determination will be based on review of a number of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. If the Portfolio determines that closing prices do not reflect the fair value of the securities, the Portfolio will adjust the previous closing prices in accordance with pricing procedures approved by the Board of Trustees to reflect what it believes to be the fair value of the securities as of the close of regular trading on the New York Stock Exchange.The Portfolio may also fair value securities in other situations, for example, when a particular foreign market is closed but the Portfolio is open. For foreign equity securities, the Portfolio uses an outside pricing service to provide it with closing market prices and information used for adjusting those prices.

Non-convertible bonds and debentures, other long-term debt securities, and short term debt securities with maturities in excess of 60 days, are valued at bid prices obtained for the day of valuation from a bond pricing service, when such prices are available. If a vendor quote is unavailable the securities may be priced at the mean of two independent quotes obtained from brokers. Securities for which market quotations are not readily available are valued as determined pursuant to procedures adopted in good faith by the Board of Directors.

Forward contracts are valued at the 4:00 p.m. Eastern Time forward rate. Other securities are valued on the basis of last sale or bid price (if a last sale price is not available) in what is, in the opinion of the Adviser, the broadest and most representative market, that may be either a securities exchange or over-the-counter market. Senior Secured Floating Rate Loans (“Loans”) for which an active secondary market exists to a reliable degree, will be valued at the mean of the last available bid and ask prices in the market for such Loans, as provided by a third party pricing service.

Short-term securities with 60 days or less to maturity are amortized to maturity based on their cost of the Portfolio if acquired within 60 days of maturity or, if already held by the Portfolio on the 60th day, are amortized to maturity based on the value determined on the 61st day.

Future contracts and options traded on national securities exchanges are valued as of the close of the exchange upon which they trade. Forward contracts are valued at the 4:00 p.m. eastern time forward rate. Other securities are valued on the basis of  last sale or bid price (if a last sale price is not available) in what is, in the opinion of the Adviser, the broadest and most representative market, that may be either a securities exchange or over-the-counter market. Swap contracts are marked-to-market daily based upon quotations from market makers. Mutual funds held by the Portfolio are valued at the net asset value (market value) of the underlying fund. Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Securities for which market quotations are not readily available or if a development/significant event occurs that may significantly impact the value of the security, then these securities are valued, as determined pursuant to procedures adopted in good faith by the Board of Directors.

Note 2. Repurchase Agreements: At December 31, 2007, the following Portfolios held an undivided interest in a joint repurchase agreement with State Street Bank & Trust Co.:

	Percentage	Principal
Portfolio	Interest	Amount

Multi-Managed Growth Portfolio	1.75%	$2,541,000
Multi-Managed Moderate Growth Portfolio	1.87	2,726,000
Large Cap Composite Portfolio	0.34	501,000
Small Cap Portfolio	0.07	96,000
Focus TechNet Portfolio	0.48	693,000
Focus Growth and Income Portfolio	0.56	821,000
Focus Growth Portfolio	5.30	7,702,000

As of that date, the repurchase agreement in that joint account and the collateral therefore were as follows:

State Street Bank & Trust Co., dated December 31, 2007, bearing interest at a rate of 0.75% per annum, with a principal amount of $145,388,000, a repurchase price of $145,394,058, and a maturity date of January 2, 2008. The repurchase agreement is collateralized by the following:

	Interest	Maturity	Principal	Market
Type of Collateral	Rate	Date	Amount	Value

U.S. Treasury Bonds	8.13%	08/15/19	$17,680,000	$24,266,667
U.S. Treasury Bonds	8.75	08/15/20	85,245,000	124,031,475

At December 31, 2007, the following Portfolios held an undivided interest in a joint repurchase agreement with UBS Securities, LLC.:

	Percentage	Principal
Portfolio	Interest	Amount

Multi-Managed Growth Portfolio	2.00%	$5,000,000
Multi-Managed Moderate Growth Portfolio	4.00	10,000,000
Small Cap Portfolio	5.22	13,054,000
Diversified Fixed Income Portfolio	0.73	1,824,000

As of that date, the repurchase agreement in the joint account and the collateral therefore were as follows:

UBS Securities, LLC, dated December 31, 2007, bearing interest at a rate of 1.30% per annum, with a principal amount of $250,000,000, a repurchase price of $250,018,056, and a maturity date of January 2, 2008. The repurchase agreement is collateralized by the following:

	Interest	Maturity	Principal	Market
Type of Collateral	Rate	Date	Amount	Value

U.S. Treasury Notes	4.25%	01/15/10	$189,240,000	$255,000,900

At December 31, 2007, the following Portfolios held an undivided interest in a joint repurchase agreement with Banc of America Securities:

	Percentage	Principal
Portfolio	Interest	Amount

Multi-Managed Growth Portfolio	1.18%	$2,120,000
Multi-Managed Moderate Growth Portfolio	2.15	3,875,000
Multi-Managed Income/Equity Portfolio	2.78	5,010,000
Multi-Managed Income Portfolio	1.91	3,445,000
Large Cap Value Portfolio	1.69	3,035,000
Mid Cap Growth Portfolio	3.90	7,010,000
Diversified Fixed Income Portfolio	0.44	790,000

As of that date, the repurchase agreement in that joint account and the collateral therefore were as follows:

Banc of America, dated December 31, 2007, bearing interest at a rate of 1.00% per annum, with a principal amount of $179,960,000, a repurchase price of $179,969,998, and a maturity date of January 2, 2008. The repurchase agreement is collateralized by the following:

	Interest	Maturity	Principal	Market
Type of Collateral	Rate	Date	Amount	Value

U.S. Treasury Bonds	6.75%	08/15/26	$50,000,000	$64,861,320
U.S. Treasury Bonds	7.88	02/15/21	70,000,000	95,737,562
U.S. Treasury Bonds	8.75	05/15/20	16,130,000	22,962,901

Note 3. Transactions with Affiliates:  As disclosed in the Portfolio of Investments, certain Portfolios own securities issued by American International Group, Inc. (“AIG”) or an affiliate thereof.  During the period ended December 31, 2007 the following Portfolios recorded realized gains (losses) and income on security transactions of AIG and affiliates of AIG as follows:

			Market Value				Change In	Market Value
			at March 31,	Cost of	Proceeds of	Realized	Unrealized	at December 31,
Portfolio	Security	Income	2007	Purchases	Sales	Gain/Loss	Gain (Loss)	2007
Large Cap Growth	AIG	$19,139	$2,156,418	$199,871	$1,088,624	$(165,136)	$(175,559)	$926,970
Large Cap Composite	AIG	1,865	223,977	158,972	12,833	1,531	(189,168)	182,479
Large Cap Value	AIG	—	—	1485,579	—	—	38,966	1,524,545
Allocation Growth	Various Seasons Series Trust Portfolios *	11,762,043	179,890,889	73,381,672	30,259,928	5,107,377	(9,000,728)	219,119,282
Allocation Moderate Growth	Various Seasons Series Trust Portfolios *	21,423,698	259,009,932	215,191,364	41,747,530	5,746,004	(16,143,640)	422,056,130
Allocation Moderate	Various Seasons Series Trust Portfolios *	11,898,185	169,659,421	120,788,955	39,787,296	4,196,518	(8,868,183)	245,989,415
Allocation Balanced	Various Seasons Series Trust Portfolios *	5,072,145	82,038,461	49,221,179	21,496,457	1,650,038	(3,173,680)	108,239,541

*                 See Portfolio of Investments for details.

Note 4. Federal Income Taxes:  As of December 31, 2007, the amount of aggregate unrealized gain (loss) and the cost of investment securities for federal tax purposes, including short-term investment securities and repurchase agreements, were as follows:

	Aggregate	Aggregate
	Unrealized	Unrealized	Gain/(Loss)	Cost of
Portfolio	Gain	Loss	Net	Investments
Multi-Managed Growth	$31,803,240	$(5,967,368)	$25,835,872	$138,430,971
Multi-Managed Moderate Growth	44,847,355	(10,359,717)	34,487,638	280,100,928
Multi-Managed Income/Equity	25,064,799	(4,592,548)	20,472,251	228,212,663
Multi-Managed Income	8,890,222	(2,418,841)	6,471,381	159,839,476
Asset Allocation: Diversified Growth	59,146,116	(21,456,338)	37,689,778	346,477,896
Stock	64,664,218	(8,135,277)	56,528,941	257,883,665
Large Cap Growth	60,865,673	(12,485,455)	48,380,218	238,208,966
Large Cap Composite	8,307,420	(2,101,527)	6,205,893	44,357,836
Large Cap Value	48,049,702	(21,666,353)	26,383,349	371,621,795
Mid Cap Growth	36,397,914	(8,586,314)	27,811,600	156,656,533
Mid Cap Value	29,162,279	(22,555,734)	6,606,545	220,291,249
Small Cap	20,036,868	(24,303,880)	(4,267,012)	217,441,320
International Equity	61,318,849	(14,217,741)	47,101,108	409,841,142
Diversified Fixed Income	6,129,272	(2,138,627)	3,990,645	271,553,575
Strategic Fixed Income	1,468,573	(3,659,318)	(2,190,745)	145,244,193
Cash Management	0	(612,176)	(612,176)	97,170,883
Focus Growth	45,998,188	(3,819,252)	42,178,936	98,774,827
Focus TechNet	12,015,111	(2,323,957)	9,691,154	39,694,314
Focus Growth and Income	11,247,213	(3,857,526)	7,389,687	80,901,047
Focus Value	20,903,026	(9,780,155)	11,122,871	170,544,585
Allocation Growth	10,671,908	(5,349,683)	5,322,225	213,797,057
Allocation Moderate Growth	11,987,057	(10,207,403)	1,779,654	420,276,476
Allocation Moderate	6,540,785	(5,612,402)	928,383	245,061,032
Allocation Balanced	2,732,063	(1,807,766)	924,297	107,315,244

ADDITIONAL INFORMATION

Additional information is available in the Trust’s Annual and Semiannual reports which may be obtained without charge from the EDGAR database on the Securities and Exchange Commission’s website at www.sec.gov.

Item 2.   Controls and Procedures.

(a)     An evaluation was performed within 90 days of the filing of this report, under the supervision and with the participation of the registrant’s management, including the President and Treasurer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures (as defined under Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))). Based on that evaluation, the registrant’s management, including the President and Treasurer, concluded that the registrant’s disclosure controls and procedures are effective.

(b)     There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Seasons Series Trust

By:	/s/ John T. Genoy
John T. Genoy
President

Date: February 29, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John T. Genoy
John T. Genoy
President

Date: February 29, 2008

By:	/s/ Donna M. Handel
Donna M. Handel
Treasurer

Date: February 29, 2008